UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2019

Item 1. Report to Stockholders.

Semiannual Report

JANUARY 31, 2019

	Investor	Service
Banks UltraSector ProFund	BKPIX	BKPSX
Basic Materials UltraSector ProFund	BMPIX	BMPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bull ProFund	BLPIX	BLPSX
Consumer Goods UltraSector ProFund	CNPIX	CNPSX
Consumer Services UltraSector ProFund	CYPIX	CYPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Mobile Telecommunications UltraSector ProFund	WCPIX	WCPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas UltraSector ProFund	ENPIX	ENPSX
Oil Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Oil & Gas ProFund	SNPIX	SNPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
Telecommunications UltraSector ProFund	TCPIX	TCPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.profunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 888-PRO-FNDS (888-776-3637) or by sending an e-mail request to info@profunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 888-PRO-FNDS (888-776-3637) or send an email request to info@profunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
25	Expense Examples

Schedules of Portfolio Investments
32	Banks UltraSector ProFund
34	Basic Materials UltraSector ProFund
36	Bear ProFund
37	Biotechnology UltraSector ProFund
39	Bull ProFund
42	Consumer Goods UltraSector ProFund
44	Consumer Services UltraSector ProFund
47	Europe 30 ProFund
48	Falling U.S. Dollar ProFund
49	Financials UltraSector ProFund
54	Health Care UltraSector ProFund
57	Industrials UltraSector ProFund
61	Internet UltraSector ProFund
63	Large-Cap Growth ProFund
68	Large-Cap Value ProFund
74	Mid-Cap ProFund
81	Mid-Cap Growth ProFund
86	Mid-Cap Value ProFund
91	Mobile Telecommunications UltraSector ProFund
92	Nasdaq-100 ProFund
95	Oil & Gas UltraSector ProFund
97	Oil Equipment & Services UltraSector ProFund
99	Pharmaceuticals UltraSector ProFund
101	Precious Metals UltraSector ProFund
103	Real Estate UltraSector ProFund
106	Rising Rates Opportunity ProFund
107	Rising Rates Opportunity 10 ProFund
108	Rising U.S. Dollar ProFund
109	Semiconductor UltraSector ProFund
111	Short Nasdaq-100 ProFund
112	Short Oil & Gas ProFund
113	Short Precious Metals ProFund
114	Short Real Estate ProFund
115	Short Small-Cap ProFund
116	Small-Cap ProFund
119	Small-Cap Growth ProFund
125	Small-Cap Value ProFund
132	Technology UltraSector ProFund
135	Telecommunications UltraSector ProFund
137	U.S. Government Plus ProFund
138	UltraBear ProFund
139	UltraBull ProFund
142	UltraChina ProFund
144	UltraDow 30 ProFund
146	UltraEmerging Markets ProFund
148	UltraInternational ProFund
149	UltraJapan ProFund
150	UltraLatin America ProFund
152	UltraMid-Cap ProFund
159	UltraNasdaq-100 ProFund
162	UltraShort China ProFund
163	UltraShort Dow 30 ProFund
164	UltraShort Emerging Markets ProFund
165	UltraShort International ProFund
166	UltraShort Japan ProFund
167	UltraShort Latin America ProFund
168	UltraShort Mid-Cap ProFund
169	UltraShort Nasdaq-100 ProFund
170	UltraShort Small-Cap ProFund
171	UltraSmall-Cap ProFund
174	Utilities UltraSector ProFund
177	Statements of Assets and Liabilities
191	Statements of Operations
205	Statements of Changes in Net Assets
231	Financial Highlights
263	Notes to Financial Statements
299	Board Approval of Investment Advisory Agreement

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Semiannual Report to shareholders for the six months ended January 31, 2019.

Equity Markets Volatile

Volatility returned with a vengeance to global equity markets during the period, as fears of a global economic slowdown, rising interest rates, and trade tensions overwhelmed positive economic data. After reaching record highs in late summer, U.S. stock indexes plunged during the fall months, posting their worst declines since the financial crisis before staging an impressive rally in January. The Dow® was down 0.5%, the S&P 500® fell 3.0% and the Nasdaq-100 Index lost 4.0% for the period. Small-cap and mid-cap stocks fared less well, with the S&P MidCap 400® and the Russell 2000® Index off 6.7% and 9.6%, respectively.

Seven of the 10 Dow Jones U.S. Industry Indices retreated during the period. Oil & gas was the worst performer, down 16.9% as oil prices plummeted on fears of a global economic slowdown and oil supply glut. Basic materials lost 12.2%, as slowing Chinese trade drove down prices for key metals such as copper and iron ore. Meanwhile, technology declined 4.0%, as technology stocks struggled with U.S.-China trade tensions, rising interest rates and company-specific issues. Utilities, telecom and health care were top performers, gaining 5.2%, 3.6% and 2.2%, respectively. Outside of the 10 sectors tracked by the Dow Jones U.S. Industry Indices, precious metals gained 4.6% after rebounding from lows reached in the fall, while real estate was up 4.5%, according to the Dow Jones Precious Metals and Dow Jones U.S. Real Estate Indices.

Many of the same factors affecting U.S. stocks along with geo-political issues sent non-U.S. developed markets and many emerging markets tumbling during the period. The MSCI All Country World Index fell 6.3% and the MSCI EAFE Index, which covers developed markets outside North America, was off 7.8%. The MSCI Europe Index declined 9.2% on slowing European growth, Italy’s debt woes, and Brexit uncertainty, among other things. The Nikkei 225 Index fell 7.0%, as China’s economic slowdown hit Japanese exporters and the Japanese market reacted to developments in U.S. markets. The BNY Mellon Emerging Markets Index was off 4.6%, mainly because of China, which declined 12.3%, as measured by the BNY China Select ADR Index, on U.S.-China trade tensions as well as China’s economic slowdown. The BNY Mellon Latin America Index rose 11.4%, as Brazilian stocks surged with the election of a business-friendly president.

Fixed Income Markets Solid

The Federal Reserve raised interest rates twice during the period for a total of four rate increases in 2018. Despite this, Treasurys delivered strong results, as fears of slowing global growth and U.S.-China trade tensions drove investors to dump stocks in favor of safe-haven bonds. The Ryan Labs 10-Year and 30-Year Treasury Indexes gained 4.2% and 3.0%, respectively. Corporate investment-grade bonds did well, with the Markit iBoxx® $ Liquid Investment Grade Index gaining 2.6%. High yield bonds held up thanks to the January rally, with the Markit iBoxx® $ Liquid High Yield Index up 1.7%. The Bloomberg Barclays U.S. Aggregate Bond Index®, a broad measure of U.S. investment-grade fixed income, rose 2.7%.

ProFunds Provides a Wide Array of Investment Products

Whatever your view on these asset classes, our extensive lineup of funds provides strategies to help you manage risk and potentially enhance returns.

Thank you for choosing ProFunds. We appreciate your trust and confidence.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

1

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Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Banks UltraSector ProFund

Investment Objective: The Banks Ultrasector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	17.4%
Bank of America Corp.	13.1%
Wells Fargo & Co.	10.5%
Citigroup, Inc.	7.9%
U.S. Bankcorp	3.9%

Dow Jones U.S. Banks Index — Composition

% of Index
Diversified Banks	69%
Regional Banks	30%
Thrifts & Mortgage Finance	1%

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
DowDuPont, Inc.	15.1%
Linde PLC	11.0%
Ecolab, Inc.	4.9%
Air Products & Chemicals, Inc.	4.4%
LyondellBasell Industries N.V.	3.3%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	83%
Metals & Mining	16%
Paper & Forest Products	1%

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(82)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® — Composition

% of Index
Information Technology	18%
Financials	15%
Health Care	14%
Communication Services	10%
Industrials	10%
Consumer Discretionary	10%
Consumer Staples	8%
Energy	6%
Materials	3%
Utilities	3%
Real Estate	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	10.5%
Amgen, Inc.	10.4%
Gilead Sciences, Inc.	7.9%
Biogen, Inc.	5.9%
Celgene Corp.	5.4%

Dow Jones U.S. Biotechnology Index — Composition

% of Index
Biotechnology	84%
Life Sciences Tools & Services	15%
Pharmaceuticals	1%

Bull ProFund

Investment Objective: The Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	48%
Futures Contracts	17%
Swap Agreements	35%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	1.7%
Apple, Inc.	1.6%
Amazon.com, Inc.	1.5%
Alphabet, Inc.	1.4%
Facebook, Inc.	0.8%

S&P 500® — Composition

% of Index
Information Technology	18%
Financials	15%
Health Care	14%
Communication Services	10%
Industrials	10%
Consumer Discretionary	10%
Consumer Staples	8%
Energy	6%
Materials	3%
Utilities	3%
Real Estate	3%

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Proctor & Gamble Co.	8.7%
The Coca-Cola Co.	6.6%
Pepsico, Inc.	5.7%
Philip Morris International, Inc.	4.3%
Nike, Inc.	3.8%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food, Beverage & Tobacco	46%
Household & Personal Products	21%
Consumer Durables & Apparel	16%
Automobiles & Components	10%
Media & Entertainment	4%
Capital Goods	1%
Retailing	1%
Food & Staples Retailing	1%

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	15.6%
The Home Depot, Inc.	4.6%
Comcast Corp.	3.7%
The Walt Disney Co.	3.7%
Netflix, Inc.	3.3%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
Retailing	45%
Media & Entertainment	24%
Consumer Services	16%
Food & Staples Retailing	10%
Transportation	3%
Commercial & Professional Services	1%
Health Care Equipment & Services	1%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	7.1%
HSBC Holdings PLC	5.0%
Anheuser-Busch InBev N.V.	4.8%
Unilever N.V.	4.8%
BP PLC	4.6%

ProFunds Europe 30® Index

Industry Breakdown	% of Index
Health Care	23%
Energy	22%
Consumer Staples	16%
Financials	13%
Information Technology	13%
Materials	6%
Utilities	3%
Communication Services	2%
Industrials	2%

Country Composition
United Kingdom	41%
Netherlands	17%
Spain	10%
France	9%
Other	23%

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	6.0%
JPMorgan Chase & Co.	5.1%
Bank of America Corp.	3.9%
Visa, Inc.	3.5%
Wells Fargo & Co.	3.1%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	30%
Diversified Financials	27%
Real Estate	20%
Insurance	14%
Software & Services	9%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.5%
UnitedHealth Group, Inc.	5.5%
Pfizer, Inc.	5.2%
Merck & Co., Inc.	4.1%
Abbott Laboratories	2.7%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals	31%
Health Care Equipment & Supplies	23%
Health Care Providers & Services	20%
Biotechnology	19%
Life Sciences Tools & Services	7%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	4.4%
Union Pacific Corp.	2.6%
3M Co.	2.5%
Honeywell International, Inc.	2.3%
PayPal Holdings, Inc.	2.3%

Dow Jones U.S. Industrials Index — Composition

% of Index
Capital Goods	55%
Software & Services	17%
Transportation	13%
Materials	5%
Commercial & Professional Services	5%
Technology Hardware & Equipment	5%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Internet Composite Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	7.1%
Alphabet, Inc.	7.0%
Facebook, Inc.	6.1%
Netflix, Inc.	4.6%
Salesforce.com, Inc.	3.8%

Dow Jones Internet Composite Index — Composition

% of Index
Interactive Media & Services	24%
Software	21%
Internet & Direct Marketing Retail	18%
IT Services	14%
Entertainment	7%
Capital Markets	6%
Communications Equipment	5%
Health Care Technology	3%
Diversified Telecommunication Services	2%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.8%
Alphabet, Inc.	5.8%
Amazon.com, Inc.	5.8%
Facebook, Inc.	3.4%
Pfizer, Inc.	2.1%

S&P 500® Growth Index — Composition

% of Index
Information Technology	30%
Health Care	17%
Consumer Discretionary	13%
Communication Services	13%
Industrials	11%
Financials	5%
Consumer Staples	5%
Real Estate	3%
Materials	2%
Utilities	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.6%
JPMorgan Chase & Co.	3.0%
UnitedHealth Group, Inc.	2.3%
Bank of America Corp.	2.3%
AT&T, Inc.	1.9%

S&P 500® Value Index — Composition

% of Index
Financials	26%
Energy	12%
Health Care	11%
Consumer Staples	10%
Industrials	10%
Communication Services	7%
Information Technology	7%
Consumer Discretionary	5%
Utilities	5%
Materials	4%
Real Estate	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Futures Contracts	14%
Swap Agreements	28%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.6%
Domino’s Pizza, Inc.	0.4%
Atmos Energy Corp.	0.4%
IDEX Corp.	0.4%
STERIS PLC	0.4%

S&P MidCap 400® — Composition

% of Index
Financials	17%
Information Technology	17%
Industrials	15%
Consumer Discretionary	11%
Real Estate	9%
Health Care	8%
Materials	7%
Utilities	5%
Energy	4%
Consumer Staples	4%
Communication Services	3%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	1.5%
Domino’s Pizza, Inc.	1.5%
IDEX Corp.	1.3%
UGI Corp.	1.2%
Trimble Navigation, Ltd.	1.1%

S&P MidCap 400® Growth Index — Composition

% of Index
Information Technology	23%
Financials	16%
Industrials	16%
Consumer Discretionary	14%
Health Care	11%
Real Estate	7%
Materials	5%
Consumer Staples	3%
Communication Services	3%
Utilities	2%

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P Mid-Cap 400® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	2.4%
Alleghany Corp.	1.1%
Reinsurance Group of America, Inc.	1.0%
Steel Dynamics, Inc.	1.0%
W.R. Berkley Corp.	0.9%

S&P MidCap 400® Value Index — Composition

% of Index
Financials	19%
Industrials	15%
Information Technology	10%
Real Estate	10%
Materials	10%
Utilities	9%
Consumer Discretionary	8%
Energy	8%
Consumer Staples	5%
Health Care	4%
Communication Services	2%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	28%
Swap Agreements	122%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	24.7%
T-Mobile U.S., Inc.	2.4%
Sprint Corp.	0.4%
Telephone & Data Systems, Inc.	0.4%

Dow Jones U.S. Mobile Telecommunications Index — Composition

% of Index
Integrated Telecommunication Services	89%
Wireless Telecommunication Services	11%

Nasdaq-100 ProFund

Investment Objective: The Nasdaq-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	10%
Swap Agreements	31%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	5.9%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Alphabet, Inc.	5.1%
Facebook, Inc.	2.8%

Nasdaq-100® Index — Composition

% of Index
Information Technology	42%
Communication Services	25%
Consumer Discretionary	16%
Health Care	10%
Consumer Staples	5%
Industrials	2%

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	17.1%
Chevron Corp.	12.1%
ConocoPhillips	4.3%
Schlumberger, Ltd.	3.4%
EOG Resources, Inc.	3.2%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	88%
Energy Equipment & Services	11%
Electric Utilities	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

Oil Equipment & Services UltraSector ProFund

Investment Objective: The Oil Equipment & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Select Oil Equipment and Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	12.9%
Halliburton Co.	8.0%
Baker Hughes a GE Co.	4.9%
National Oilwell Varco, Inc.	4.6%
TechnipFMC PLC	4.3%

Dow Jones U.S. Select Oil Equipment and Services Index — Composition

% of Index
Oil & Gas Equipment & Services	81%
Oil & Gas Drilling	19%

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Select Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	78%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.4%
Pfizer, Inc.	7.5%
Merck & Co., Inc.	6.7%
Eli Lilly & Co.	5.7%
Bristol-Myers Squibb Co.	4.6%

Dow Jones U.S. Select Pharmaceuticals Index — Composition

% of Index
Pharmaceuticals	93%
Biotechnology	7%

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Barrick Gold Corp.	12.0%
Newmont Mining Corp.	9.5%
Franco-Nevada Corp.	7.6%
Agnico Eagle Mines, Ltd.	5.4%
Goldcorp, Inc.	5.1%

Dow Jones Precious Metals Index — Composition

% of Index
Gold	89%
Silver	11%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	5.2%
Simon Property Group, Inc.	3.9%
Crown Castle International Corp.	3.3%
Prologis, Inc.	3.0%
Public Storage	2.2%

Dow Jones U.S. Real Estate Index — Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Mortgage Real Estate Investment Trusts (REITs)	5%
Real Estate Management & Development	3%
Professional Services	1%

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(125)%
Total Exposure	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the basket of non-U.S. currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	17.6%
Broadcom, Inc.	9.1%
Texas Instruments, Inc.	7.9%
NVIDIA Corp.	7.1%
Qualcomm, Inc.	4.9%

Dow Jones U.S. Semiconductors Index — Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Short Nasdaq-100 ProFund

Investment Objective: The Short Nasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(90)%
Total Exposure	(98)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index — Composition

% of Index
Information Technology	42%
Communication Services	25%
Consumer Discretionary	16%
Health Care	10%
Consumer Staples	5%
Industrials	2%

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	88%
Energy Equipment & Services	11%
Electric Utilities	1%

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

% of Index
Gold	89%
Silver	11%

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Mortgage Real Estate Investment Trusts (REITs)	5%
Real Estate Management & Development	3%
Professional Services	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(30)%
Swap Agreements	(70)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index — Composition

% of Index
Financials	17%
Health Care	16%
Industrials	16%
Information Technology	15%
Consumer Discretionary	12%
Real Estate	6%
Materials	5%
Energy	4%
Utilities	3%
Communication Services	3%
Consumer Staples	3%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Futures Contracts	4%
Swap Agreements	44%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Five Below, Inc.	0.2%
Integrated Device Technology, Inc.	0.2%
Etsy, Inc.	0.2%
Loxo Oncology, Inc.	0.2%
Hubspot, Inc.	0.2%

Russell 2000® Index — Composition

% of Index
Financials	17%
Health Care	16%
Industrials	16%
Information Technology	15%
Consumer Discretionary	12%
Real Estate	6%
Materials	5%
Energy	4%
Utilities	3%
Communication Services	3%
Consumer Staples	3%

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
First Financial Bankshares, Inc.	1.1%
EastGroup Properties, Inc.	1.0%
Amedisys, Inc.	1.0%
FirstCash, Inc.	1.0%
Glacier Bancorp, Inc.	0.9%

S&P SmallCap 600® Growth Index — Composition

% of Index
Health Care	20%
Industrials	18%
Financials	16%
Information Technology	14%
Consumer Discretionary	13%
Real Estate	7%
Materials	3%
Consumer Staples	3%
Energy	2%
Communication Services	2%
Utilities	2%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Darling Ingredients, Inc.	1.0%
Moog, Inc.	0.8%
South Jersey Industries, Inc.	0.8%
Finisar Corp.	0.7%
Columbia Banking System, Inc.	0.7%

S&P SmallCap 600® Value Index — Composition

% of Index
Financials	21%
Industrials	20%
Information Technology	15%
Consumer Discretionary	14%
Real Estate	6%
Materials	6%
Energy	5%
Health Care	4%
Consumer Staples	4%
Utilities	3%
Communication Services	2%

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	11.7%
Apple, Inc.	10.9%
Alphabet, Inc.	9.9%
Facebook, Inc.	5.8%
Intel Corp.	3.1%

Dow Jones U.S. Technology Index — Composition

% of Index
Software & Services	38%
Technology Hardware & Equipment	22%
Media & Entertainment	21%
Semiconductors & Semiconductor Equipment	17%
Retailing	1%
Health Care Equipment & Services	1%

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Select Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	11.2%
AT&T, Inc.	11.1%
Cisco Systems, Inc.	11.1%
T-Mobile U.S., Inc.	3.3%
Motorola Solutions, Inc.	3.0%

Dow Jones U.S. Select Telecommunications Index — Composition

% of Index
Communications Equipment	46%
Diversified Telecommunication Services	41%
Wireless Telecommunication Services	10%
Household Durables	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	43%
Swap Agreements	81%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(13)%
Swap Agreements	(187)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® — Composition

% of Index
Information Technology	18%
Financials	15%
Health Care	14%
Communication Services	10%
Industrials	10%
Consumer Discretionary	10%
Consumer Staples	8%
Energy	6%
Materials	3%
Utilities	3%
Real Estate	3%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	17%
Swap Agreements	131%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	1.8%
Apple, Inc.	1.7%
Amazon.com, Inc.	1.6%
Alphabet, Inc.	1.5%
Facebook, Inc.	0.9%

S&P 500® — Composition

% of Index
Information Technology	18%
Financials	15%
Health Care	14%
Communication Services	10%
Industrials	10%
Consumer Discretionary	10%
Consumer Staples	8%
Energy	6%
Materials	3%
Utilities	3%
Real Estate	3%

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the BNY Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	114%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	13.0%
China Mobile, Ltd.	6.9%
Baidu, Inc.	5.9%
CNOOC, Ltd.	4.5%
JD.com, Inc.	3.9%

BNY Mellon China Select ADR Index

Industry Breakdown	% of Index
Communication Services	37%
Consumer Discretionary	32%
Energy	13%
Financials	5%
Industrials	4%
Information Technology	4%
Health Care	2%
Materials	2%
Utilities	1%

Country Composition
China	100%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Futures Contracts	27%
Swap Agreements	98%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	7.8%
UnitedHealth Group, Inc.	5.5%
3M Co.	4.1%
The Goldman Sachs Group, Inc.	4.0%
The Home Depot, Inc.	3.7%

Dow Jones Industrial Average — Composition

% of Index
Industrials	24%
Information Technology	17%
Financials	17%
Health Care	12%
Consumer Discretionary	12%
Consumer Staples	6%
Energy	6%
Communication Services	4%
Materials	2%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	123%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	14.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	9.0%
HDFC Bank, Ltd.	4.2%
China Mobile, Ltd.	3.7%
Petroleo Brasileiro S.A.	3.5%

BNY Mellon Emerging Markets 50 ADR Index

Industry Breakdown	% of Index
Consumer Discretionary	24%
Communication Services	19%
Financials	17%
Information Technology	17%
Energy	9%
Materials	9%
Consumer Staples	4%
Utilities	1%

Country Composition
China	37%
Brazil	18%
Taiwan	15%
India	9%
Other	21%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	201%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index

Industry Breakdown	% of Index
Financials	20%
Industrials	14%
Consumer Staples	11%
Consumer Discretionary	11%
Health Care	11%
Materials	7%
Information Technology	6%
Energy	6%
Communication Services	6%
Real Estate	4%
Utilities	4%

Country Composition
Japan	25%
United Kingdom	15%
France	11%
Switzerland	9%
Germany	9%
Other	31%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	200%
Swap Agreements	1%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	24%
Consumer Discretionary	20%
Information Technology	16%
Health Care	9%
Communication Services	9%
Consumer Staples	9%
Materials	8%
Financials	3%
Real Estate	2%

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the BNY Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Itau Unibanco Holding S.A.	11.7%
Petroleo Brasileiro S.A.	10.4%
Banco Bradesco S.A.	9.4%
Vale S.A.	8.8%
Ambev S.A.	3.4%

BNY Mellon Latin America 35 ADR Index

Industry Breakdown	% of Index
Energy	23%
Financials	21%
Consumer Staples	17%
Materials	16%
Communication Services	12%
Utilities	5%
Industrials	3%
Industrials	3%

Country Composition
Brazil	64%
Mexico	18%
Chile	10%
Colombia	5%
Other	3%

20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Futures Contracts	17%
Swap Agreements	126%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.6%
Domino’s Pizza, Inc.	0.4%
Atmos Energy Corp.	0.4%
IDEX Corp.	0.4%
STERIS PLC	0.4%

S&P MidCap 400® — Composition

% of Index
Financials	17%
Information Technology	17%
Industrials	15%
Consumer Discretionary	11%
Real Estate	9%
Health Care	8%
Materials	7%
Utilities	5%
Energy	4%
Consumer Staples	4%
Communication Services	3%

UltraNasdaq-100 ProFund

Investment Objective: The UltraNasdadq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdadq-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	18%
Swap Agreements	117%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	6.4%
Microsoft Corp.	6.1%
Apple, Inc.	6.1%
Alphabet, Inc.	5.6%
Facebook, Inc.	3.1%

Nasdaq-100® — Composition

% of Index
Information Technology	42%
Communication Services	25%
Consumer Discretionary	16%
Health Care	10%
Consumer Staples	5%
Industrials	2%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the BNY Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon China Select ADR Index

Industry Breakdown	% of Index
Communication Services	37%
Consumer Discretionary	32%
Energy	13%
Financials	5%
Industrials	4%
Information Technology	4%
Health Care	2%
Materials	2%
Utilities	1%

Country Composition
China	100%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 21

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(6)%
Swap Agreements	(194)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	24%
Information Technology	17%
Financials	17%
Health Care	12%
Consumer Discretionary	12%
Consumer Staples	6%
Energy	6%
Communication Services	4%
Materials	2%

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index

Industry Breakdown	% of Index
Consumer Discretionary	24%
Communication Services	19%
Financials	17%
Information Technology	17%
Energy	9%
Materials	9%
Consumer Staples	4%
Utilities	1%

Country Composition
China	37%
Brazil	18%
Taiwan	15%
India	9%
Other	21%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index

Industry Breakdown	% of Index
Financials	20%
Industrials	14%
Consumer Staples	11%
Consumer Discretionary	11%
Health Care	11%
Materials	7%
Information Technology	6%
Energy	6%
Communication Services	6%
Real Estate	4%
Utilities	4%

Country Composition
Japan	25%
United Kingdom	15%
France	11%
Switzerland	9%
Germany	9%
Other	31%

22 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(188)%
Swap Agreements	(12)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	24%
Consumer Discretionary	20%
Information Technology	16%
Health Care	9%
Communication Services	9%
Consumer Staples	9%
Materials	8%
Financials	3%
Real Estate	2%

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the BNY Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Latin America 35 ADR Index

Industry Breakdown	% of Index
Energy	23%
Financials	21%
Consumer Staples	17%
Materials	16%
Communication Services	12%
Utilities	5%
Industrials	3%
Industrials	3%

Country Composition
Brazil	64%
Mexico	18%
Chile	10%
Colombia	5%
Other	3%

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(23)%
Swap Agreements	(177)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® — Composition

% of Index
Financials	17%
Information Technology	17%
Industrials	15%
Consumer Discretionary	11%
Real Estate	9%
Health Care	8%
Materials	7%
Utilities	5%
Energy	4%
Consumer Staples	4%
Communication Services	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 23

UltraShort Nasdaq-100 ProFund

Investment Objective: The UltraShort Nasdadq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(28)%
Swap Agreements	(172)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index — Composition

% of Index
Information Technology	42%
Communication Services	25%
Consumer Discretionary	16%
Health Care	10%
Consumer Staples	5%
Industrials	2%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(26)%
Swap Agreements	(174)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index — Composition

% of Index
Financials	17%
Health Care	16%
Industrials	16%
Information Technology	15%
Consumer Discretionary	12%
Real Estate	6%
Materials	5%
Energy	4%
Utilities	3%
Communication Services	3%
Consumer Staples	3%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	26%
Futures Contracts	12%
Swap Agreements	161%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Five Below, Inc.	0.1%
Integrated Device Technology, Inc.	0.1%
Loxo Oncology, Inc.	0.1%
Etsy, Inc.	0.1%
Hubspot, Inc.	0.1%

Russell 2000® Index — Composition

% of Index
Financials	17%
Health Care	16%
Industrials	16%
Information Technology	15%
Consumer Discretionary	12%
Real Estate	6%
Materials	5%
Energy	4%
Utilities	3%
Communication Services	3%
Consumer Staples	3%

24 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	7.8%
Duke Energy Corp.	5.7%
Dominion Resources, Inc.	4.8%
The Southern Co.	4.6%
Exelon Corp.	4.2%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electric Utilities	56%
Multi-Utilities	31%
Gas Utilities	6%
Independent Power and Renewable Electricity Producers	4%
Water Utilities	3%

Expense Examples

26 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended January 31, 2019.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended January 31, 2019.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period*	Ending Account Value 1/31/19	Expenses Paid During Period*
Banks UltraSector ProFund — Investor	1.70%	$1,000.00	$839.70	$7.88	$1,016.64	$8.64
Banks UltraSector ProFund — Service	2.70%	1,000.00	835.40	12.49	1,011.59	13.69
Basic Materials UltraSector ProFund — Investor	2.15%	1,000.00	801.00	9.76	1,014.37	10.92
Basic Materials UltraSector ProFund — Service	3.15%	1,000.00	796.90	14.27	1,009.33	15.95
Bear ProFund — Investor	1.75%	1,000.00	1,026.90	8.94	1,016.38	8.89
Bear ProFund — Service	2.75%	1,000.00	1,021.80	14.01	1,011.34	13.94
Biotechnology UltraSector ProFund — Investor	1.45%	1,000.00	930.40	7.06	1,017.90	7.37
Biotechnology UltraSector ProFund — Service	2.45%	1,000.00	925.80	11.89	1,012.85	12.43
Bull ProFund — Investor	1.48%	1,000.00	961.10	7.32	1,017.74	7.53
Bull ProFund — Service	2.48%	1,000.00	956.10	12.23	1,012.70	12.58
Consumer Goods UltraSector ProFund — Investor	2.03%	1,000.00	928.10	9.87	1,014.97	10.31
Consumer Goods UltraSector ProFund — Service	3.00%	1,000.00	923.60	14.55	1,010.08	15.20
Consumer Services UltraSector ProFund — Investor	1.59%	1,000.00	972.20	7.90	1,017.19	8.08
Consumer Services UltraSector ProFund — Service	2.58%	1,000.00	967.40	12.79	1,012.20	13.09
Europe 30 ProFund — Investor	1.78%	1,000.00	920.70	8.62	1,016.23	9.05
Europe 30 ProFund — Service	2.78%	1,000.00	916.60	13.43	1,011.19	14.09
Falling U.S. Dollar ProFund — Investor	1.78%	1,000.00	977.70	8.87	1,016.23	9.05
Falling U.S. Dollar ProFund — Service	2.78%	1,000.00	973.60	13.83	1,011.19	14.09

Expense Examples (unaudited) :: 27

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period*	Ending Account Value 1/31/19	Expenses Paid During Period*
Financials UltraSector ProFund — Investor	2.03%	$1,000.00	$922.70	$9.84	$1,014.97	$10.31
Financials UltraSector ProFund — Service	3.03%	1,000.00	918.10	14.65	1,009.93	15.35
Health Care UltraSector ProFund — Investor	1.56%	1,000.00	1,009.90	7.90	1,017.34	7.93
Health Care UltraSector ProFund — Service	2.53%	1,000.00	1,005.10	12.79	1,012.45	12.83
Industrials UltraSector ProFund — Investor	1.75%	1,000.00	904.00	8.40	1,016.38	8.89
Industrials UltraSector ProFund — Service	2.75%	1,000.00	899.40	13.17	1,011.34	13.94
Internet UltraSector ProFund — Investor	1.49%	1,000.00	941.10	7.29	1,017.69	7.58
Internet UltraSector ProFund — Service	2.49%	1,000.00	936.50	12.15	1,012.65	12.63
Large-Cap Growth ProFund — Investor	1.56%	1,000.00	959.40	7.70	1,017.34	7.93
Large-Cap Growth ProFund — Service	2.56%	1,000.00	954.50	12.61	1,012.30	12.98
Large-Cap Value ProFund — Investor	1.76%	1,000.00	966.50	8.72	1,016.33	8.94
Large-Cap Value ProFund — Service	2.76%	1,000.00	961.80	13.65	1,011.29	13.99
Mid-Cap ProFund — Investor	1.67%	1,000.00	923.60	8.10	1,016.79	8.49
Mid-Cap ProFund — Service	2.67%	1,000.00	919.00	12.91	1,011.75	13.54
Mid-Cap Growth ProFund — Investor	1.76%	1,000.00	916.80	8.50	1,016.33	8.94
Mid-Cap Growth ProFund — Service	2.76%	1,000.00	912.20	13.30	1,011.29	13.99
Mid-Cap Value ProFund — Investor	1.78%	1,000.00	934.70	8.68	1,016.23	9.05
Mid-Cap Value ProFund — Service	2.78%	1,000.00	930.10	13.52	1,011.19	14.09
Mobile Telecommunications UltraSector ProFund — Investor	1.59%	1,000.00	1,124.10	8.51	1,017.19	8.08
Mobile Telecommunications UltraSector ProFund — Service	2.59%	1,000.00	1,118.50	13.83	1,012.15	13.14
Nasdaq-100 ProFund — Investor	1.52%	1,000.00	951.70	7.48	1,017.54	7.73
Nasdaq-100 ProFund — Service	2.51%	1,000.00	946.70	12.32	1,012.55	12.73
Oil & Gas UltraSector ProFund — Investor	1.69%	1,000.00	736.80	7.40	1,016.69	8.59
Oil & Gas UltraSector ProFund — Service	2.69%	1,000.00	733.20	11.75	1,011.64	13.64
Oil Equipment & Services UltraSector ProFund — Investor	2.28%	1,000.00	526.50	8.77	1,013.71	11.57
Oil Equipment & Services UltraSector ProFund — Service	3.28%	1,000.00	524.10	12.60	1,008.67	16.61
Pharmaceuticals UltraSector ProFund — Investor	1.80%	1,000.00	847.30	8.38	1,016.13	9.15
Pharmaceuticals UltraSector ProFund — Service	2.80%	1,000.00	843.20	13.01	1,011.09	14.19
Precious Metals UltraSector ProFund — Investor	1.58%	1,000.00	1,032.20	8.09	1,017.24	8.03
Precious Metals UltraSector ProFund — Service	2.58%	1,000.00	1,027.20	13.18	1,012.20	13.09
Real Estate UltraSector ProFund — Investor	1.74%	1,000.00	1,044.00	8.96	1,016.43	8.84
Real Estate UltraSector ProFund — Service	2.74%	1,000.00	1,038.80	14.08	1,011.39	13.89
Rising Rates Opportunity ProFund — Investor	1.53%	1,000.00	972.10	7.61	1,017.49	7.78
Rising Rates Opportunity ProFund — Service	2.53%	1,000.00	966.60	12.54	1,012.45	12.83
Rising Rates Opportunity 10 ProFund — Investor	1.63%	1,000.00	969.00	8.09	1,016.99	8.29

28 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period*	Ending Account Value 1/31/19	Expenses Paid During Period*
Rising Rates Opportunity 10 ProFund — Service	2.63%	$1,000.00	$965.00	$13.03	$1,011.95	$13.34
Rising U.S. Dollar ProFund — Investor	1.81%	1,000.00	1,023.00	9.23	1,016.08	9.20
Rising U.S. Dollar ProFund — Service	2.81%	1,000.00	1,017.20	14.29	1,011.04	14.24
Semiconductor UltraSector ProFund — Investor	1.50%	1,000.00	831.30	6.92	1,017.64	7.63
Semiconductor UltraSector ProFund — Service	2.50%	1,000.00	827.10	11.51	1,012.60	12.68
Short Nasdaq-100 ProFund — Investor	1.78%	1,000.00	1,019.30	9.06	1,016.23	9.05
Short Nasdaq-100 ProFund — Service	2.78%	1,000.00	1,014.10	14.11	1,011.19	14.09
Short Oil & Gas ProFund — Investor	1.78%	1,000.00	1,180.40	9.78	1,016.23	9.05
Short Oil & Gas ProFund — Service	2.78%	1,000.00	1,175.60	15.24	1,011.19	14.09
Short Precious Metals ProFund — Investor	1.78%	1,000.00	917.30	8.60	1,016.23	9.05
Short Precious Metals ProFund — Service	2.78%	1,000.00	912.50	13.40	1,011.19	14.09
Short Real Estate ProFund — Investor	1.78%	1,000.00	954.80	8.77	1,016.23	9.05
Short Real Estate ProFund — Service	2.78%	1,000.00	950.00	13.66	1,011.19	14.09
Short Small-Cap ProFund — Investor	1.78%	1,000.00	1,093.10	9.39	1,016.23	9.05
Short Small-Cap ProFund — Service	2.77%	1,000.00	1086.90	14.57	1,011.24	14.04
Small-Cap ProFund — Investor	1.77%	1,000.00	895.60	8.46	1,016.28	9.00
Small-Cap ProFund — Service	2.77%	1,000.00	891.20	13.20	1,011.24	14.04
Small-Cap Growth ProFund — Investor	1.61%	1,000.00	895.40	7.69	1,017.09	8.19
Small-Cap Growth ProFund — Service	2.61%	1,000.00	890.90	12.44	1,012.05	13.24
Small-Cap Value ProFund — Investor	1.73%	1,000.00	885.50	8.22	1,016.48	8.79
Small-Cap Value ProFund — Service	2.73%	1,000.00	881.00	12.94	1,011.44	13.84
Technology UltraSector ProFund — Investor	1.54%	1,000.00	912.30	7.42	1,017.44	7.83
Technology UltraSector ProFund — Service	2.54%	1,000.00	907.70	12.21	1,012.40	12.88
Telecommunications UltraSector ProFund — Investor	1.83%	1,000.00	956.30	9.02	1,015.98	9.30
Telecommunications UltraSector ProFund — Service	2.83%	1,000.00	951.40	13.92	1,010.94	14.34
U.S. Government Plus ProFund — Investor	1.35%	1,000.00	1,026.60	6.90	1,018.40	6.87
U.S. Government Plus ProFund — Service	2.35%	1,000.00	1,021.10	11.97	1,013.36	11.93
UltraBear ProFund — Investor	1.89%	1,000.00	1,029.80	9.67	1,015.68	9.60
UltraBear ProFund — Service	2.89%	1,000.00	1,025.30	14.75	1,010.64	14.65
UltraBull ProFund — Investor	1.50%	1,000.00	902.70	7.19	1,017.64	7.63
UltraBull ProFund — Service	2.50%	1,000.00	898.30	11.96	1,012.60	12.68
UltraChina ProFund — Investor	1.72%	1,000.00	719.50	7.45	1,016.53	8.74
UltraChina ProFund — Service	2.72%	1,000.00	715.10	11.76	1,011.49	13.79
UltraDow 30 ProFund — Investor	1.55%	1,000.00	949.40	7.62	1,017.39	7.88
UltraDow 30 ProFund — Service	2.55%	1,000.00	944.70	12.50	1,012.35	12.93
UltraEmerging Markets ProFund — Investor	1.75%	1,000.00	867.50	8.24	1,016.38	8.89
UltraEmerging Markets ProFund — Service	2.75%	1,000.00	863.20	12.91	1,011.34	13.94
UltraInternational ProFund — Investor	2.12%	1,000.00	811.60	9.68	1,014.52	10.76
UltraInternational ProFund — Service	3.11%	1,000.00	807.80	14.17	1,009.53	15.75
UltraJapan ProFund — Investor	1.77%	1,000.00	838.30	8.20	1,016.28	9.00
UltraJapan ProFund — Service	2.77%	1,000.00	834.40	12.81	1,011.24	14.04
UltraLatin America ProFund — Investor	1.59%	1,000.00	1,161.40	8.66	1,017.19	8.08

Expense Examples (unaudited) :: 29

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/18	Ending Account Value 1/31/19	Expenses Paid During Period*	Ending Account Value 1/31/19	Expenses Paid During Period*
UltraLatin America ProFund — Service	2.59%	$1,000.00	$1,155.80	$14.07	$1,012.15	$13.14
UltraMid-Cap ProFund — Investor	1.48%	1,000.00	836.00	6.85	1,017.74	7.53
UltraMid-Cap ProFund — Service	2.48%	1,000.00	831.60	11.45	1,012.70	12.58
UltraNasdaq-100 ProFund — Investor	1.45%	1,000.00	867.80	6.83	1,017.90	7.37
UltraNasdaq-100 ProFund — Service	2.45%	1,000.00	863.30	11.51	1,012.85	12.43
UltraShort China ProFund — Investor	1.78%	1,000.00	1,141.20	9.61	1,016.23	9.05
UltraShort China ProFund — Service	2.78%	1,000.00	1,135.60	14.96	1,011.19	14.09
UltraShort Dow 30 ProFund — Investor	1.78%	1,000.00	981.00	8.89	1,016.23	9.05
UltraShort Dow 30 ProFund — Service	2.78%	1,000.00	976.40	13.85	1,011.19	14.09
UltraShort Emerging Markets ProFund — Investor	1.78%	1,000.00	1,030.40	9.11	1,016.23	9.05
UltraShort Emerging Markets ProFund — Service	2.77%	1,000.00	1,025.20	14.14	1,011.24	14.04
UltraShort International ProFund — Investor	1.78%	1,000.00	1,155.70	9.67	1,016.23	9.05
UltraShort International ProFund — Service	2.77%	1,000.00	1,149.70	15.01	1,011.24	14.04
UltraShort Japan ProFund — Investor	1.78%	1,000.00	1,094.00	9.39	1,016.23	9.05
UltraShort Japan ProFund — Service	2.78%	1,000.00	1088.90	14.64	1,011.19	14.09
UltraShort Latin America ProFund — Investor	1.78%	1,000.00	721.20	7.72	1,016.23	9.05
UltraShort Latin America ProFund — Service	2.78%	1,000.00	717.00	12.03	1,011.19	14.09
UltraShort Mid-Cap ProFund — Investor	1.78%	1,000.00	1,118.20	9.50	1,016.23	9.05
UltraShort Mid-Cap ProFund — Service	2.78%	1,000.00	1,112.10	14.80	1,011.19	14.09
UltraShort Nasdaq-100 ProFund — Investor	1.72%	1,000.00	1,017.10	8.74	1,016.53	8.74
UltraShort Nasdaq-100 ProFund — Service	2.72%	1,000.00	1,012.00	13.79	1,011.49	13.79
UltraShort Small-Cap ProFund — Investor	1.78%	1,000.00	1,168.30	9.73	1,016.23	9.05
UltraShort Small-Cap ProFund — Service	2.78%	1,000.00	1,162.10	15.15	1,011.19	14.09
UltraSmall-Cap ProFund — Investor	1.56%	1,000.00	780.50	7.00	1,017.34	7.93
UltraSmall-Cap ProFund — Service	2.56%	1,000.00	776.30	11.46	1,012.30	12.98
Utilities UltraSector ProFund — Investor	1.67%	1,000.00	1,053.30	8.64	1,016.79	8.49
Utilities UltraSector ProFund — Service	2.61%	1,000.00	1,048.60	13.48	1,012.05	13.24

*       Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

This Page Intentionally Left Blank

Schedules of Portfolio Investments

32 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (75.8%)

	Shares	Value
Associated Banc-Corp. (Banks)	941	$20,373
BancorpSouth Bank (Banks)	513	14,969
Bank of America Corp. (Banks)	51,795	1,474,603
Bank of Hawaii Corp. (Banks)	229	17,709
Bank OZK (Banks)	687	20,844
BankUnited, Inc. (Banks)	581	19,644
BB&T Corp. (Banks)	4,370	213,256
BOK Financial Corp. (Banks)	175	14,544
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	799	10,283
Cathay General Bancorp, Inc. (Banks)	438	16,259
Chemical Financial Corp. (Banks)	408	18,140
CIT Group, Inc. (Banks)	603	27,853
Citigroup, Inc. (Banks)	13,856	893,158
Citizens Financial Group, Inc. (Banks)	2,654	90,024
Comerica, Inc. (Banks)	919	72,362
Commerce Bancshares, Inc. (Banks)	560	33,488
Cullen/Frost Bankers, Inc. (Banks)	367	35,702
East West Bancorp, Inc. (Banks)	819	41,212
F.N.B. Corp. (Banks)	1,842	21,459
Fifth Third Bancorp (Banks)	3,723	99,851
First Citizens BancShares, Inc.—Class A (Banks)	49	19,969
First Financial Bankshares, Inc. (Banks)	387	23,646
First Hawaiian, Inc. (Banks)	512	13,174
First Horizon National Corp. (Banks)	1,840	27,017
First Republic Bank (Banks)	930	89,866
Fulton Financial Corp. (Banks)	998	16,018
Glacier Bancorp, Inc. (Banks)	479	20,204
Hancock Holding Co. (Banks)	483	19,842
Home BancShares, Inc. (Banks)	904	16,552
Huntington Bancshares, Inc. (Banks)	6,021	79,718
IBERIABANK Corp. (Banks)	313	23,128
International Bancshares Corp. (Banks)	309	10,960
Investors Bancorp, Inc. (Banks)	1,362	16,535
JPMorgan Chase & Co. (Banks)	18,868	1,952,837
KeyCorp (Banks)	5,873	96,728
M&T Bank Corp. (Banks)	794	130,645
MB Financial, Inc. (Banks)	478	21,214
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,785	32,362
PacWest Bancorp (Banks)	692	26,704
People’s United Financial, Inc. (Banks)	2,142	35,086
Pinnacle Financial Partners, Inc. (Banks)	417	22,422
PNC Financial Services Group, Inc. (Banks)	2,618	321,150
Popular, Inc. (Banks)	566	30,909
Prosperity Bancshares, Inc. (Banks)	380	27,033
Regions Financial Corp. (Banks)	5,869	89,033
Signature Bank (Banks)	301	38,320
Sterling Bancorp (Banks)	1,271	24,454
SunTrust Banks, Inc. (Banks)	2,552	151,640
SVB Financial Group* (Banks)	300	70,014
Synovus Financial Corp. (Banks)	944	33,436
TCF Financial Corp. (Banks)	947	20,986
Texas Capital Bancshares, Inc.* (Banks)	283	16,490
TFS Financial Corp. (Thrifts & Mortgage Finance)	300	4,893
Trustmark Corp. (Banks)	384	12,108
U.S. Bancorp (Banks)	8,619	440,948
UMB Financial Corp. (Banks)	254	16,347
Umpqua Holdings Corp. (Banks)	1,248	22,065
United Bankshares, Inc. (Banks)	582	20,585
Valley National Bancorp (Banks)	1,882	19,027
Washington Federal, Inc. (Thrifts & Mortgage Finance)	463	13,469
Webster Financial Corp. (Banks)	522	28,125
Wells Fargo & Co. (Banks)	24,040	1,175,796
Western Alliance Bancorp* (Banks)	550	24,354
Wintrust Financial Corp. (Banks)	317	22,551
Zions Bancorp (Banks)	1,094	52,063
TOTAL COMMON STOCKS (Cost $3,031,032)		8,526,156

Repurchase Agreements(a)(b) (21.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $2,394,161	$2,394,000	$2,394,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,394,000)		2,394,000
TOTAL INVESTMENT SECURITIES (Cost $5,425,032)—97.1%		10,920,156
Net other assets (liabilities)—2.9%		324,649
NET ASSETS—100.0%		$11,244,805

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $1,288,000.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 33

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	2/25/19	2.91%	$4,033,771	$(6,158)
Dow Jones U.S. Banks Index	UBS AG	2/25/19	2.76%	4,303,578	(3,716)
				$8,337,349	$(9,874)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Banks	$8,465,149	75.3%
Thrifts & Mortgage Finance	61,007	0.5%
Other**	2,718,649	24.2%
Total	$11,244,805	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

34 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (72.8%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	1,288	$211,734
Albemarle Corp. (Chemicals)	624	50,376
Alcoa Corp.* (Metals & Mining)	1,094	32,470
Allegheny Technologies, Inc.* (Metals & Mining)	737	20,186
Ashland Global Holdings, Inc. (Chemicals)	367	27,855
Axalta Coating Systems, Ltd.* (Chemicals)	1,246	31,923
Cabot Corp. (Chemicals)	352	16,505
Carpenter Technology Corp. (Metals & Mining)	277	13,091
Celanese Corp. (Chemicals)	784	75,076
CF Industries Holdings, Inc. (Chemicals)	1,354	59,102
Commercial Metals Co. (Metals & Mining)	690	12,041
Compass Minerals International, Inc. (Metals & Mining)	199	10,398
Domtar Corp. (Paper & Forest Products)	370	17,353
DowDuPont, Inc. (Chemicals)	13,459	724,229
Eastman Chemical Co. (Chemicals)	823	66,350
Ecolab, Inc. (Chemicals)	1,491	235,831
FMC Corp. (Chemicals)	790	63,042
Freeport-McMoRan, Inc. (Metals & Mining)	8,500	98,940
GCP Applied Technologies, Inc.* (Chemicals)	424	10,685
H.B. Fuller Co. (Chemicals)	297	14,669
Huntsman Corp. (Chemicals)	1,259	27,660
Ingevity Corp.* (Chemicals)	246	23,141
International Flavors & Fragrances, Inc. (Chemicals)	594	84,217
Linde PLC (Chemicals)	3,233	527,011
LyondellBasell Industries N.V.—Class A (Chemicals)	1,846	160,547
Minerals Technologies, Inc. (Chemicals)	207	12,124
NewMarket Corp. (Chemicals)	52	20,857
Newmont Mining Corp. (Metals & Mining)	3,124	106,560
Nucor Corp. (Metals & Mining)	1,842	112,803
Olin Corp. (Chemicals)	978	23,091
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	457	16,315
Platform Specialty Products Corp.* (Chemicals)	1,371	15,410
PolyOne Corp. (Chemicals)	469	15,182
PPG Industries, Inc. (Chemicals)	1,408	148,460
Reliance Steel & Aluminum Co. (Metals & Mining)	414	33,898
Royal Gold, Inc. (Metals & Mining)	384	33,550
RPM International, Inc. (Chemicals)	778	44,470
Sensient Technologies Corp. (Chemicals)	248	15,569
Steel Dynamics, Inc. (Metals & Mining)	1,347	49,287
The Chemours Co. (Chemicals)	1,004	35,893
The Mosaic Co. (Chemicals)	2,080	67,142
The Scotts Miracle-Gro Co.—Class A (Chemicals)	230	17,101
Trinseo SA (Chemicals)	248	12,164
United States Steel Corp. (Metals & Mining)	1,040	23,442
Valvoline, Inc. (Chemicals)	1,104	24,409
W.R. Grace & Co. (Chemicals)	393	27,907
Westlake Chemical Corp. (Chemicals)	213	15,741
Worthington Industries, Inc. (Metals & Mining)	235	8,867
TOTAL COMMON STOCKS (Cost $1,572,390)		3,494,674

Repurchase Agreements(a)(b) (26.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $1,270,085	$1,270,000	$1,270,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,270,000)		1,270,000
TOTAL INVESTMENT SECURITIES (Cost $2,842,390)—99.2%		4,764,674
Net other assets (liabilities)—0.8%		37,362
NET ASSETS—100.0%		$4,802,036

*                      Non-income producing security.

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $600,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	2/25/19	2.91%	$1,811,608	$24,818
Dow Jones U.S. Basic Materials Index	UBS AG	2/25/19	2.76%	1,897,477	32,821
				$3,709,085	$57,639

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 35

Basic Materials UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Chemicals	$2,905,473	60.5%
Metals & Mining	555,533	11.6%
Oil, Gas & Consumable Fuels	16,315	0.3%
Paper & Forest Products	17,353	0.4%
Other**	1,307,362	27.2%
Total	$4,802,036	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

36 :: Bear ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(a)(b) (109.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $16,915,135	$16,914,000	$16,914,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,914,000)		16,914,000
TOTAL INVESTMENT SECURITIES (Cost $16,914,000)—109.8%		16,914,000
Net other assets (liabilities)—(9.8)%		(1,513,384)
NET ASSETS—100.0%		$15,400,616

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $2,776,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	20	3/18/19	$(2,702,750)	$(46,290)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/19	(2.76)%	$(4,708,304)	$(105,441)
S&P 500	UBS AG	2/27/19	(2.56)%	(7,955,332)	(232,724)
				$(12,663,636)	$(338,165)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 37

Common Stocks (74.1%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	284,758	$22,863,220
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	21,216	483,300
Agilent Technologies, Inc. (Life Sciences Tools & Services)	60,350	4,589,618
Agios Pharmaceuticals, Inc.* (Biotechnology)	9,578	513,381
Alexion Pharmaceuticals, Inc.* (Biotechnology)	42,241	5,193,953
Alkermes PLC* (Biotechnology)	29,409	966,674
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	17,021	1,421,764
Amgen, Inc. (Biotechnology)	120,636	22,572,202
Biogen, Inc.* (Biotechnology)	38,145	12,732,038
BioMarin Pharmaceutical, Inc.* (Biotechnology)	33,716	3,309,900
Bio-Techne Corp. (Life Sciences Tools & Services)	7,139	1,245,470
Bluebird Bio, Inc.* (Biotechnology)	10,359	1,382,201
Celgene Corp.* (Biotechnology)	132,371	11,709,539
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	9,105	1,121,645
Clovis Oncology, Inc.* (Biotechnology)	9,968	252,788
Exact Sciences Corp.* (Biotechnology)	23,264	2,095,621
Exelixis, Inc.* (Biotechnology)	56,614	1,334,392
FibroGen, Inc.* (Biotechnology)	14,322	812,774
Gilead Sciences, Inc. (Biotechnology)	244,913	17,146,359
Illumina, Inc.* (Life Sciences Tools & Services)	27,827	7,785,716
Immunomedics, Inc.* (Biotechnology)	32,374	478,811
Incyte Corp.* (Biotechnology)	33,433	2,694,365
Intercept Pharmaceuticals, Inc.* (Biotechnology)	4,162	502,270
Intrexon Corp.* (Biotechnology)(a)	13,502	103,425
Ionis Pharmaceuticals, Inc.* (Biotechnology)	26,039	1,510,262
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	29,987	3,868,623
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	4,026	475,471
Loxo Oncology, Inc.* (Biotechnology)	5,342	1,253,233
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	4,750	3,031,260
Myriad Genetics, Inc.* (Biotechnology)	14,150	398,889
Nektar Therapeutics* (Pharmaceuticals)	32,757	1,386,931
Neurocrine Biosciences, Inc.* (Biotechnology)	17,172	1,514,914
OPKO Health, Inc.* (Biotechnology)	68,891	253,519
Portola Pharmaceuticals, Inc.* (Biotechnology)	12,580	340,918
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	11,082	1,174,360
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	14,689	6,305,547
Sage Therapeutics, Inc.* (Biotechnology)	8,866	1,264,203
Sarepta Therapeutics, Inc.* (Biotechnology)	12,549	1,753,221
Seattle Genetics, Inc.* (Biotechnology)	20,306	1,551,988
Syneos Health, Inc.* (Life Sciences Tools & Services)	11,537	588,848
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	8,997	443,732
United Therapeutics Corp.* (Biotechnology)	8,239	950,204
Vertex Pharmaceuticals, Inc.* (Biotechnology)	48,382	9,236,608
TOTAL COMMON STOCKS (Cost $76,844,724)		160,614,157

Repurchase Agreements(b)(c) (28.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $60,984,091	$60,980,000	$60,980,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,980,000)		60,980,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	90,334	$90,334
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	6,834	6,834
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $97,168)		97,168
TOTAL INVESTMENT SECURITIES (Cost $137,921,892)—102.2%		221,691,325
Net other assets (liabilities)—(2.2)%		(4,677,199)
NET ASSETS—100.0%		$217,014,126

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $93,038.
(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $29,512,000.

(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

38 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	2/25/19	2.91%	$82,152,403	$(569,528)
Dow Jones U.S. Biotechnology Index	UBS AG	2/25/19	2.91%	82,912,329	(631,748)
				$165,064,732	$(1,201,276)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Biotechnology	$135,821,686	62.7%
Life Sciences Tools & Services	23,405,540	10.8%
Pharmaceuticals	1,386,931	0.6%
Other**	56,399,969	25.9%
Total	$217,014,126	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 39

Common Stocks (47.6%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.2%	864	$173,059
Abbott Laboratories (Health Care Equipment & Supplies)	0.3%	2,610	190,477
AbbVie, Inc. (Biotechnology)	0.3%	2,232	179,208
Adobe Systems, Inc.* (Software)*	0.3%	720	178,430
Alphabet, Inc.—Class C* (Interactive Media & Services)*	0.7%	450	502,367
Alphabet, Inc.—Class A* (Interactive Media & Services)*	0.7%	450	506,651
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	1.5%	612	1,051,863
Amgen, Inc. (Biotechnology)	0.3%	954	178,503
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1.6%	6,696	1,114,482
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	10,800	324,648
Bank of America Corp. (Banks)	0.5%	13,536	385,370
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)*	0.8%	2,880	591,956
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	612	164,169
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	2,844	326,064
Cisco Systems, Inc. (Communications Equipment)	0.4%	6,678	315,802
Citigroup, Inc. (Banks)	0.3%	3,618	233,216
Comcast Corp.—Class A (Media)	0.3%	6,732	246,189
DowDuPont, Inc. (Chemicals)	0.3%	3,402	183,063
Eli Lilly & Co. (Pharmaceuticals)	0.2%	1,404	168,283
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.6%	6,282	460,344
Facebook, Inc.—Class A* (Interactive Media & Services)*	0.8%	3,564	594,082
Honeywell International, Inc. (Industrial Conglomerates)	0.2%	1,098	157,706
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	6,768	318,907
International Business Machines Corp. (IT Services)	0.3%	1,350	181,467
Johnson & Johnson (Pharmaceuticals)	0.7%	3,978	529,392
JPMorgan Chase & Co. (Banks)	0.7%	4,932	510,462
MasterCard, Inc.—Class A (IT Services)	0.4%	1,350	285,026
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.3%	1,152	205,955
Medtronic PLC (Health Care Equipment & Supplies)	0.2%	1,998	176,602
Merck & Co., Inc. (Pharmaceuticals)	0.4%	3,852	286,704
Microsoft Corp. (Software)	1.7%	11,466	1,197,394
Netflix, Inc.* (Entertainment)*	0.3%	648	219,996
Oracle Corp. (Software)	0.3%	3,996	200,719
PayPal Holdings, Inc.* (IT Services)*	0.2%	1,746	154,975
PepsiCo, Inc. (Beverages)	0.3%	2,088	235,255
Pfizer, Inc. (Pharmaceuticals)	0.5%	8,586	364,476
Philip Morris International, Inc. (Tobacco)	0.2%	2,304	176,762
Salesforce.com, Inc.* (Software)*	0.2%	1,134	172,334
The Boeing Co. (Aerospace & Defense)	0.4%	792	305,411
The Coca-Cola Co. (Beverages)	0.4%	5,688	273,763
The Home Depot, Inc. (Specialty Retail)	0.4%	1,674	307,229
The Procter & Gamble Co. (Household Products)	0.5%	3,690	355,975
The Walt Disney Co. (Entertainment)	0.3%	2,214	246,906
Union Pacific Corp. (Road & Rail)	0.2%	1,098	174,659
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.5%	1,422	384,225
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	6,138	337,959
Visa, Inc.—Class A (IT Services)	0.5%	2,610	352,375
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.3%	2,106	201,818
Wells Fargo & Co. (Banks)	0.4%	6,282	307,253
Other Common Stocks(a)	24.0%	256,573	17,012,499
TOTAL COMMON STOCKS (Cost $10,336,360)			33,702,430

Repurchase Agreements(b)(c) (52.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $37,420,510	$37,418,000	$37,418,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,418,000)		37,418,000

See accompanying notes to the financial statements.

40 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	32,873	$32,873
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	2,487	2,487
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $35,360)		35,360
TOTAL INVESTMENT SECURITIES (Cost $47,789,720)—100.4%		71,155,790
Net other assets (liabilities)—(0.4)%		(277,891)
NET ASSETS—100.0%		$70,877,899

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $35,031.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $1,608,000.

(c)               The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	90	3/18/19	$12,162,375	$279,495

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/19	2.96%	$18,241,342	$408,212
S&P 500	UBS AG	2/27/19	2.91%	6,514,129	161,303
				$24,755,471	$569,515

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 41

Bull ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$883,477	1.2%
Air Freight & Logistics	206,710	0.3%
Airlines	151,536	0.2%
Auto Components	51,098	0.1%
Automobiles	135,485	0.2%
Banks	1,966,602	2.9%
Beverages	616,673	0.9%
Biotechnology	867,162	1.2%
Building Products	93,268	0.1%
Capital Markets	930,130	1.3%
Chemicals	677,370	1.0%
Commercial Services & Supplies	127,123	0.2%
Communications Equipment	386,183	0.5%
Construction & Engineering	27,197	NM
Construction Materials	36,028	0.1%
Consumer Finance	227,548	0.3%
Containers & Packaging	105,897	0.1%
Distributors	33,832	NM
Diversified Consumer Services	7,219	NM
Diversified Financial Services	600,571	0.8%
Diversified Telecommunication Services	684,116	1.0%
Electric Utilities	657,895	0.9%
Electrical Equipment	166,135	0.2%
Electronic Equipment, Instruments & Components	156,721	0.2%
Energy Equipment & Services	189,696	0.3%
Entertainment	706,978	1.0%
Equity Real Estate Investment Trusts	997,565	1.4%
Food & Staples Retailing	505,222	0.7%
Food Products	389,793	0.5%
Health Care Equipment & Supplies	1,142,559	1.6%
Health Care Providers & Services	1,074,034	1.5%
Health Care Technology	26,686	NM
Hotels, Restaurants & Leisure	613,215	0.9%
Household Durables	107,863	0.2%
Household Products	550,579	0.8%
Independent Power and Renewable Electricity Producers	33,899	NM
Industrial Conglomerates	507,778	0.7%
Insurance	802,618	1.1%
Interactive Media & Services	1,647,607	2.4%
Internet & Direct Marketing Retail	1,250,718	1.8%
IT Services	1,622,467	2.3%
Leisure Products	22,268	NM
Life Sciences Tools & Services	334,749	0.5%
Machinery	524,780	0.7%
Media	440,076	0.6%
Metals & Mining	80,608	0.1%
Multiline Retail	173,734	0.2%
Multi-Utilities	354,467	0.5%
Oil, Gas & Consumable Fuels	1,655,778	2.4%
Personal Products	49,368	0.1%
Pharmaceuticals	1,640,454	2.4%
Professional Services	101,890	0.1%
Real Estate Management & Development	21,411	NM
Road & Rail	347,851	0.5%
Semiconductors & Semiconductor Equipment	1,240,637	1.8%
Software	2,043,818	3.0%
Specialty Retail	773,209	1.1%
Technology Hardware, Storage & Peripherals	1,267,776	1.8%
Textiles, Apparel & Luxury Goods	260,853	0.4%
Tobacco	314,449	0.4%
Trading Companies & Distributors	63,170	0.1%
Water Utilities	25,831	NM
Other**	37,175,469	52.4%
Total	$70,877,899	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

42 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (73.2%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	1,357	$64,105
Adient PLC (Auto Components)	154	3,040
Altria Group, Inc. (Tobacco)	3,346	165,125
Aptiv PLC (Auto Components)	468	37,032
Archer-Daniels-Midland Co. (Food Products)	997	44,765
Autoliv, Inc. (Auto Components)	155	12,377
B&G Foods, Inc.—Class A (Food Products)(a)	118	3,146
BorgWarner, Inc. (Auto Components)	371	15,174
Brown-Forman Corp.—Class B (Beverages)	294	13,892
Brunswick Corp. (Leisure Products)	154	7,749
Bunge, Ltd. (Food Products)	250	13,768
Campbell Soup Co. (Food Products)	345	12,223
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	268	11,385
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	79	6,549
Church & Dwight Co., Inc. (Household Products)	440	28,428
Colgate-Palmolive Co. (Household Products)	1,545	99,930
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	53	4,727
ConAgra Foods, Inc. (Food Products)	866	18,740
Constellation Brands, Inc.—Class A (Beverages)	294	51,056
Coty, Inc. (Personal Products)	803	6,231
D.R. Horton, Inc. (Household Durables)	607	23,339
Dana Holding Corp. (Auto Components)	257	4,528
Darling Ingredients, Inc.* (Food Products)	291	6,190
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	57	7,322
Delphi Technologies PLC (Auto Components)	157	2,812
Edgewell Personal Care Co.* (Personal Products)	95	3,748
Electronic Arts, Inc.* (Entertainment)	539	49,717
Energizer Holdings, Inc. (Household Products)	114	5,404
Flowers Foods, Inc. (Food Products)	328	6,448
Ford Motor Co. (Automobiles)	6,953	61,186
Garrett Motion, Inc.* (Auto Components)	134	2,140
General Mills, Inc. (Food Products)	1,062	47,195
General Motors Co. (Automobiles)	2,338	91,229
Gentex Corp. (Auto Components)	466	9,870
Genuine Parts Co. (Distributors)	261	26,053
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	643	9,639
Harley-Davidson, Inc. (Automobiles)	292	10,763
Hasbro, Inc. (Leisure Products)	207	18,746
Helen of Troy, Ltd.* (Household Durables)	51	5,918
Herbalife, Ltd.* (Personal Products)	184	10,985
Herman Miller, Inc. (Commercial Services & Supplies)	106	3,628
HNI Corp. (Commercial Services & Supplies)	80	3,110
Hormel Foods Corp. (Food Products)	486	20,568
Ingredion, Inc. (Food Products)	128	12,672
Jefferies Financial Group, Inc. (Diversified Financial Services)	503	10,467
Kellogg Co. (Food Products)	449	26,495
Keurig Dr Pepper, Inc. (Beverages)	322	8,765
Kimberly-Clark Corp. (Household Products)	615	68,499
Lamb Weston Holding, Inc. (Food Products)	260	18,798
Lancaster Colony Corp. (Food Products)	38	6,045
Lear Corp. (Auto Components)	115	17,701
Leggett & Platt, Inc. (Household Durables)	234	9,585
Lennar Corp.—Class A (Household Durables)	520	24,658
Lennar Corp.—Class B (Household Durables)	31	1,182
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	185	27,345
Mattel, Inc.* (Leisure Products)	613	7,258
McCormick & Co., Inc. (Food Products)	217	26,830
Mohawk Industries, Inc.* (Household Durables)	113	14,553
Molson Coors Brewing Co.—Class B (Beverages)	335	22,314
Mondelez International, Inc.—Class A (Food Products)	2,588	119,722
Monster Beverage Corp.* (Beverages)	711	40,698
National Beverage Corp. (Beverages)	24	2,012
Newell Rubbermaid, Inc. (Household Durables)	767	16,268
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,266	185,539
Nu Skin Enterprises, Inc.—Class A (Personal Products)	98	6,434
NVR, Inc.* (Household Durables)	7	18,620
PepsiCo, Inc. (Beverages)	2,510	282,802
Performance Food Group Co.* (Food & Staples Retailing)	185	6,320
Philip Morris International, Inc. (Tobacco)	2,769	212,438
Pilgrim’s Pride Corp.* (Food Products)	92	1,864
Polaris Industries, Inc. (Leisure Products)	103	8,640
Pool Corp. (Distributors)	73	10,943
Post Holdings, Inc.* (Food Products)	120	11,138
PulteGroup, Inc. (Household Durables)	458	12,737
PVH Corp. (Textiles, Apparel & Luxury Goods)	133	14,512
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	96	11,149
Seaboard Corp. (Food Products)	1	3,864
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	236	6,412
Spectrum Brands Holdings, Inc. (Household Products)	78	4,359
Stanley Black & Decker, Inc. (Machinery)	269	34,013
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	140	4,571
Take-Two Interactive Software, Inc.* (Entertainment)	202	21,321
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	515	19,936
Tempur Sealy International, Inc.* (Household Durables)	79	4,189
Tenneco, Inc. (Auto Components)	88	3,052
Tesla Motors, Inc.* (Automobiles)	239	73,378
The Clorox Co. (Household Products)	229	33,979
The Coca-Cola Co. (Beverages)	6,819	328,197
The Estee Lauder Cos., Inc.—Class A (Personal Products)	393	53,613
The Goodyear Tire & Rubber Co. (Auto Components)	414	8,773
The Hain Celestial Group, Inc.* (Food Products)	159	2,914
The Hershey Co. (Food Products)	248	26,313
The JM Smucker Co.—Class A (Food Products)	202	21,186
The Kraft Heinz Co. (Food Products)	1,107	53,202
The Procter & Gamble Co. (Household Products)	4,434	427,747
Thor Industries, Inc. (Automobiles)	88	5,731
Toll Brothers, Inc. (Household Durables)	239	8,829
TreeHouse Foods, Inc.* (Food Products)	99	5,778
Tupperware Brands Corp. (Household Durables)	85	2,318
Tyson Foods, Inc.—Class A (Food Products)	525	32,508

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 43

Common Stocks, continued

	Shares	Value
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	336	$6,969
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	345	6,534
US Foods Holding Corp.* (Food & Staples Retailing)	388	13,083
V.F. Corp. (Textiles, Apparel & Luxury Goods)	579	48,734
Veoneer, Inc.* (Auto Components)	155	4,621
Visteon Corp.* (Auto Components)	56	4,306
WABCO Holdings, Inc.* (Machinery)	92	10,509
Whirlpool Corp. (Household Durables)	114	15,163
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	170	5,833
TOTAL COMMON STOCKS (Cost $2,054,564)		3,616,918

Repurchase Agreements(b)(c) (23.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $1,177,079	$1,177,000	$1,177,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,177,000)		1,177,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	2,488	$2,489
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	188	188
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,677)		2,677
TOTAL INVESTMENT SECURITIES (Cost $3,234,241)—97.1%		4,796,595
Net other assets (liabilities)—2.9%		141,366
NET ASSETS—100.0%		$4,937,961

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $2,693.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $580,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	2/25/19	2.91%	$1,950,184	$49,336
Dow Jones U.S. Consumer Goods Index	UBS AG	2/25/19	2.76%	1,832,546	47,398
				$3,782,730	$96,734

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Auto Components	$125,426	2.5%
Automobiles	242,287	4.9%
Beverages	749,736	15.4%
Commercial Services & Supplies	6,738	0.1%
Distributors	36,996	0.7%
Diversified Financial Services	10,467	0.2%
Entertainment	135,143	2.7%
Food & Staples Retailing	19,403	0.4%
Food Products	542,372	11.0%
Household Durables	157,359	3.2%
Household Products	668,347	13.5%
Leisure Products	42,393	0.9%
Machinery	44,522	0.9%
Personal Products	81,011	1.6%
Textiles, Apparel & Luxury Goods	377,156	7.6%
Tobacco	377,563	7.6%
Other**	1,321,042	26.8%
Total	$4,937,961	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

44 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (76.8%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	648	$32,439
Adtalem Global Education, Inc.* (Diversified Consumer Services)	563	27,531
Advance Auto Parts, Inc. (Specialty Retail)	691	110,007
Alaska Air Group, Inc. (Airlines)	1,170	74,822
Allegiant Travel Co. (Airlines)	128	16,640
Altice USA, Inc. (Media)	1,144	22,468
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,907	6,715,078
AMC Networks, Inc.*—Class A (Media)	425	26,750
AMERCO (Road & Rail)	77	27,925
American Airlines Group, Inc. (Airlines)	3,899	139,467
American Eagle Outfitters, Inc. (Specialty Retail)	1,610	34,003
AmerisourceBergen Corp. (Health Care Providers & Services)	1,493	124,471
Aramark (Hotels, Restaurants & Leisure)	2,355	77,597
AutoNation, Inc.* (Specialty Retail)	551	21,351
AutoZone, Inc.* (Specialty Retail)	240	203,362
Avis Budget Group, Inc.* (Road & Rail)	625	16,650
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	644	23,397
Bed Bath & Beyond, Inc. (Specialty Retail)	1,318	19,889
Best Buy Co., Inc. (Specialty Retail)	2,229	132,046
Big Lots, Inc. (Multiline Retail)	378	11,922
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	869	16,016
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	438	802,770
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	770	21,036
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	561	64,958
Brinker International, Inc. (Hotels, Restaurants & Leisure)	374	15,154
Burlington Stores, Inc.* (Specialty Retail)	636	109,208
Cable One, Inc. (Media)	50	44,217
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	5,552	50,745
Cardinal Health, Inc. (Health Care Providers & Services)	2,842	142,015
CarMax, Inc.* (Specialty Retail)	1,659	97,516
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	3,817	219,783
Casey’s General Stores, Inc. (Food & Staples Retailing)	354	45,553
CBS Corp.—Class B (Media)	3,204	158,470
Charter Communications, Inc.*—Class A (Media)	1,675	554,508
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	232	122,870
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	329	26,044
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	360	33,113
Cinemark Holdings, Inc. (Entertainment)	1,013	41,452
Comcast Corp.—Class A (Media)	43,355	1,585,491
Copart, Inc.* (Commercial Services & Supplies)	1,959	99,184
Costco Wholesale Corp. (Food & Staples Retailing)	4,169	894,792
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)(a)	228	38,140
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,178	123,608
Delta Air Lines, Inc. (Airlines)	5,939	293,564
Dick’s Sporting Goods, Inc. (Specialty Retail)	700	24,717
Dillard’s, Inc.—Class A (Multiline Retail)(a)	172	11,488
Discovery Communications, Inc.*—Class A (Media)	1,492	42,343
Discovery Communications, Inc.*—Class C (Media)	3,427	91,330
Dish Network Corp.*—Class A (Media)	2,180	66,861
Dollar General Corp. (Multiline Retail)	2,504	289,037
Dollar Tree, Inc.* (Multiline Retail)	2,267	219,514
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	391	110,938
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	789	53,960
Expedia, Inc. (Internet & Direct Marketing Retail)	1,122	133,799
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,795	30,695
Five Below, Inc.* (Specialty Retail)	533	65,948
Floor & Decor Holdings, Inc.* (Specialty Retail)	549	18,825
Foot Locker, Inc. (Specialty Retail)	1,099	61,423
frontdoor, Inc.*—Class A (Diversified Consumer Services)	639	18,991
GCI Liberty, Inc.* (Media)	933	47,490
Graham Holdings Co.—Class B (Diversified Consumer Services)	43	28,595
Grand Canyon Education, Inc.* (Diversified Consumer Services)	456	42,381
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,909	14,737
H & R Block, Inc. (Diversified Consumer Services)	1,955	46,118
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	919	27,882
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,828	210,629
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	402	28,104
IHS Markit, Ltd.* (Professional Services)	3,412	177,151
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	245	19,833
JetBlue Airways Corp.* (Airlines)	2,898	52,135
John Wiley & Sons, Inc.—Class A (Media)	427	22,110
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,284	66,781
Kohl’s Corp. (Multiline Retail)	1,576	108,255
L Brands, Inc. (Specialty Retail)	2,171	60,441
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,508	204,727
Liberty Broadband Corp.*—Class A (Media)	251	21,277
Liberty Broadband Corp.*—Class C (Media)	1,451	123,364
Liberty Expedia Holdings*—Class A (Internet & Direct Marketing Retail)	520	21,315
Liberty Global PLC*—Class A (Media)	1,944	47,434
Liberty Global PLC*—Class C (Media)	5,668	133,538
Liberty Latin America, Ltd.*—Class A (Media)	406	7,079
Liberty Latin America, Ltd.*—Class C (Media)	1,138	19,892

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 45

Common Stocks, continued

	Shares	Value
Liberty Media Group*—Class A (Entertainment)	244	$7,466
Liberty Media Group*—Class C (Entertainment)	1,929	60,513
Liberty SiriusXM Group*—Class A (Media)	795	31,625
Liberty SiriusXM Group*—Class C (Media)	1,516	60,579
Lions Gate Entertainment Corp.—Class A (Entertainment)	525	9,644
Lions Gate Entertainment Corp.—Class B (Entertainment)	1,009	17,688
Lithia Motors, Inc.—Class A (Specialty Retail)	213	18,946
Live Nation Entertainment, Inc.* (Entertainment)	1,321	70,687
LiveRamp Holdings, Inc.* (IT Services)	646	28,062
LKQ Corp.* (Distributors)	3,032	79,499
Lowe’s Cos., Inc. (Specialty Retail)	7,642	734,854
Macy’s, Inc. (Multiline Retail)	2,925	76,928
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,694	308,561
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	384	33,999
McDonald’s Corp. (Hotels, Restaurants & Leisure)	7,347	1,313,496
Meredith Corp. (Media)	374	20,297
MGM Resorts International (Hotels, Restaurants & Leisure)	4,771	140,458
Murphy USA, Inc.* (Specialty Retail)	287	21,109
National Vision Holdings, Inc.* (Specialty Retail)	608	19,310
Netflix, Inc.* (Entertainment)	4,148	1,408,246
News Corp.—Class A (Media)	3,665	47,022
News Corp.—Class B (Media)	1,175	15,193
Nexstar Broadcasting Group, Inc.—Class A (Media)	431	35,976
Nordstrom, Inc. (Multiline Retail)	1,088	50,494
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,100	108,003
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	491	38,381
Omnicom Group, Inc. (Media)	2,128	165,728
O’Reilly Automotive, Inc.* (Specialty Retail)	764	263,320
Penske Automotive Group, Inc. (Specialty Retail)	353	16,549
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	844	48,884
Qurate Retail, Inc.*—Class A (Internet & Direct Marketing Retail)	4,002	87,044
Rite Aid Corp.* (Food & Staples Retailing)	10,153	8,156
Rollins, Inc. (Commercial Services & Supplies)	1,398	52,062
Ross Stores, Inc. (Specialty Retail)	3,559	327,855
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,626	195,201
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,139	19,614
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	525	13,157
Service Corp. International (Diversified Consumer Services)	1,722	73,908
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,294	50,453
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	324	14,891
Signet Jewelers, Ltd. (Specialty Retail)	494	12,034
Sinclair Broadcast Group, Inc.—Class A (Media)	680	20,951
Sirius XM Holdings, Inc. (Media)(a)	16,093	93,822
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	680	41,881
Sotheby’s*—Class A (Diversified Consumer Services)	313	12,642
Southwest Airlines Co. (Airlines)	4,823	273,752
Spirit Airlines, Inc.* (Airlines)	645	37,939
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,213	29,088
Starbucks Corp. (Hotels, Restaurants & Leisure)	11,819	805,346
Sysco Corp. (Food & Staples Retailing)	4,557	290,964
Target Corp. (Multiline Retail)	4,968	362,664
TEGNA, Inc. (Media)	2,053	24,102
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	628	38,208
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	392	17,593
The Dun & Bradstreet Corp. (Professional Services)	359	51,962
The Gap, Inc. (Specialty Retail)	2,036	51,796
The Home Depot, Inc. (Specialty Retail)	10,758	1,974,415
The Interpublic Group of Cos., Inc. (Media)	3,656	83,174
The Kroger Co. (Food & Staples Retailing)	7,605	215,450
The Madison Square Garden Co.*—Class A (Entertainment)	160	44,464
The Michaels Cos., Inc.* (Specialty Retail)	862	11,947
The New York Times Co.—Class A (Media)	1,349	34,683
The TJX Cos., Inc. (Specialty Retail)	11,788	586,217
The Walt Disney Co. (Entertainment)	14,174	1,580,685
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,783	30,882
Tiffany & Co. (Specialty Retail)	1,035	91,836
Tractor Supply Co. (Specialty Retail)	1,158	98,893
Tribune Media Co.—Class A (Media)	769	35,305
TripAdvisor, Inc.* (Interactive Media & Services)	974	55,888
Twenty-First Century Fox, Inc.—Class A (Entertainment)	10,070	496,552
Twenty-First Century Fox, Inc.—Class B (Entertainment)	4,633	227,295
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	539	157,345
United Continental Holdings, Inc.* (Airlines)	2,176	189,900
Urban Outfitters, Inc.* (Specialty Retail)	716	23,127
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	379	71,351
Viacom, Inc.—Class A (Entertainment)	89	3,052
Viacom, Inc.—Class B (Entertainment)	3,372	99,204
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,652	552,934
Wal-Mart Stores, Inc. (Food & Staples Retailing)	13,561	1,299,550
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)(a)	593	64,910
Weight Watchers International, Inc.* (Diversified Consumer Services)	375	12,000
Williams-Sonoma, Inc. (Specialty Retail)	764	41,585
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	924	38,937
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	942	46,243
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	929	114,276

See accompanying notes to the financial statements.

46 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Yelp, Inc.* (Interactive Media & Services)	727	$26,477
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,973	279,403
TOTAL COMMON STOCKS (Cost $15,824,972)		33,075,741

Repurchase Agreements(b)(c) (21.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $9,222,619	$9,222,000	$9,222,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,222,000)		9,222,000

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	148,897	$148,897
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	11,265	11,265
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $160,162)		160,162
TOTAL INVESTMENT SECURITIES (Cost $25,207,134)—98.6%		42,457,903
Net other assets (liabilities)—1.4%		619,352
NET ASSETS—100.0%		$43,077,255

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $154,596.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $4,956,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	2/25/19	2.91%	$15,759,539	$397,085
Dow Jones U.S. Consumer Services Index	UBS AG	2/25/19	2.76%	15,768,949	419,565
				$31,528,488	$816,650

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Airlines	$1,078,220	2.5%
Commercial Services & Supplies	218,027	0.5%
Distributors	79,499	0.2%
Diversified Consumer Services	377,577	0.9%
Entertainment	4,066,947	9.4%
Food & Staples Retailing	3,336,487	7.7%
Health Care Providers & Services	266,486	0.6%
Hotels, Restaurants & Leisure	5,076,753	11.8%
Interactive Media & Services	82,365	0.2%
Internet & Direct Marketing Retail	7,854,544	18.2%
IT Services	28,062	0.1%
Media	3,683,079	8.5%
Multiline Retail	1,168,683	2.7%
Professional Services	229,113	0.5%
Road & Rail	44,575	0.1%
Specialty Retail	5,461,927	12.8%
Trading Companies & Distributors	23,397	0.1%
Other**	10,001,514	23.2%
Total	$43,077,255	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 47

Common Stocks (100.0%)

	Shares	Value
Amarin Corp. PLC*ADR (Biotechnology)	5,988	$104,790
Anheuser-Busch InBev N.V.ADR (Beverages)(a)	2,863	218,848
ArcelorMittalNYS—Class A (Metals & Mining)	4,454	104,669
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	900	157,527
AstraZeneca PLCADR (Pharmaceuticals)	4,288	156,855
Banco Santander S.A.ADR (Banks)	31,236	148,058
Barclays PLCADR (Banks)	13,710	114,616
BP PLCADR (Oil, Gas & Consumable Fuels)	5,079	208,848
British American Tobacco PLCADR (Tobacco)	4,339	153,080
Diageo PLCADR (Beverages)	1,057	161,351
Equinor ASAADR (Oil, Gas & Consumable Fuels)	6,668	151,897
EricssonADR (Communications Equipment)	11,741	104,612
GlaxoSmithKline PLCADR (Pharmaceuticals)	4,185	164,051
Grifols SAADR (Biotechnology)	4,869	90,661
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	741	105,778
HSBC Holdings PLCADR (Banks)	5,449	229,566
ING Groep N.V.ADR (Banks)	10,421	123,697
Koninklijke Philips N.V.NYS (Health Care Equipment & Supplies)	2,966	116,949
National Grid PLCADR (Multi-Utilities)	2,122	115,628
Nokia Corp.ADR (Communications Equipment)	18,053	114,637
NOVO Nordisk A/SADR (Pharmaceuticals)	3,332	156,671
Rio Tinto PLCADR (Metals & Mining)	3,070	172,749
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	5,237	323,281
Ryanair Holdings PLC*ADR (Airlines)	1,274	90,454
S.A.P. SEADR (Software)	1,906	197,119
SanofiADR (Pharmaceuticals)	3,544	153,987
Tenaris S.A.ADR (Energy Equipment & Services)	4,024	100,479
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	3,705	202,774
Unilever N.V.NYS (Personal Products)	4,074	218,000
Vodafone Group PLCADR (Wireless Telecommunication Services)	6,195	112,997
TOTAL COMMON STOCKS (Cost $3,799,509)		4,574,629

Repurchase Agreements(b) (5.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $229,015	$229,000	$229,000
TOTAL REPURCHASE AGREEMENTS (Cost $229,000)		229,000

Collateral for Securities Loaned (4.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(c)	182,110	$182,110
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(c)	13,778	13,778
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $195,888)		195,888
TOTAL INVESTMENT SECURITIES (Cost $4,224,397)—109.3%		4,999,517
Net other assets (liabilities)—(9.3)%		(427,478)
NET ASSETS—100.0%		$4,572,039

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $194,463.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

NYS          New York Shares

ADR         American Depositary Receipt

Europe 30 ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Airlines	$90,454	2.0%
Banks	615,938	13.5%
Beverages	380,199	8.3%
Biotechnology	195,451	4.3%
Communications Equipment	219,249	4.8%
Energy Equipment & Services	100,479	2.2%
Health Care Equipment & Supplies	116,949	2.6%
Metals & Mining	277,418	6.1%
Multi-Utilities	115,628	2.5%
Oil, Gas & Consumable Fuels	886,799	19.3%
Personal Products	218,000	4.8%
Pharmaceuticals	737,342	16.1%
Semiconductors & Semiconductor Equipment	157,527	3.4%
Software	197,119	4.3%
Tobacco	153,080	3.3%
Wireless Telecommunication Services	112,997	2.5%
Other**	(2,590)	NM
Total	$4,572,039	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2019:

	Value	% of Net Assets
Belgium	$218,848	4.8%
Denmark	156,671	3.4%
Finland	114,637	2.5%
France	356,761	7.8%
Germany	197,119	4.3%
Ireland	195,244	4.3%
Luxembourg	205,148	4.5%
Netherlands	721,454	15.8%
Norway	151,897	3.3%
Spain	238,719	5.2%
Sweden	104,612	2.3%
United Kingdom	1,913,519	41.8%
Other**	(2,590)	NM
Total	$4,572,039	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

48 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(a)(b) (102.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $5,245,352	$5,245,000	$5,245,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,245,000)		5,245,000
TOTAL INVESTMENT SECURITIES (Cost $5,245,000)—102.4%		5,245,000
Net other assets (liabilities)—(2.4)%		(120,609)
NET ASSETS—100.0%		$5,124,391

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $208,000.

At January 31, 2019, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	327,756	U.S. dollar	$422,683	2/8/19	$429,977	$7,294
Canadian dollar	449,383	U.S. dollar	339,587	2/8/19	342,109	2,522
Euro	1,848,362	U.S. dollar	2,127,476	2/8/19	2,116,399	(11,077)
Japanese yen	51,212,187	U.S. dollar	471,425	2/8/19	470,500	(925)
Swedish krona	1,355,482	U.S. dollar	151,761	2/8/19	149,959	(1,802)
Swiss franc	125,700	U.S. dollar	128,258	2/8/19	126,549	(1,709)
Total Long Contracts			$3,641,190		$3,635,493	$(5,697)

At January 31, 2019, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$453,776	British pound	350,980	2/8/19	$460,443	$(6,667)
U.S. dollar	332,868	Canadian dollar	443,277	2/8/19	337,460	(4,592)
U.S. dollar	2,080,860	Euro	1,824,833	2/8/19	2,089,458	(8,598)
U.S. dollar	495,636	Japanese yen	54,049,891	2/8/19	496,571	(935)
U.S. dollar	151,365	Swedish krona	1,361,039	2/8/19	150,574	791
U.S. dollar	128,162	Swiss franc	127,311	2/8/19	128,171	(9)
Total Short Contracts	$3,642,667				$3,662,677	$(20,010)

Long:
British pound	493,783	U.S. dollar	$632,760	2/8/19	$647,784	$15,024
Canadian dollar	618,622	U.S. dollar	468,842	2/8/19	470,948	2,106
Euro	2,581,301	U.S. dollar	2,986,616	2/8/19	2,955,624	(30,992)
Japanese yen	79,685,998	U.S. dollar	737,931	2/8/19	732,097	(5,834)
Swedish krona	1,973,828	U.S. dollar	222,989	2/8/19	218,368	(4,621)
Swiss franc	186,639	U.S. dollar	192,096	2/8/19	187,902	(4,194)
Total Long Contracts			$5,241,234		$5,212,723	$(28,511)
		Total unrealized appreciation				$27,737
		Total unrealized (depreciation)				(81,955)
		Total net unrealized appreciation/(depreciation)				$(54,218)

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 49

Common Stocks (74.8%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	487	$13,992
Affiliated Managers Group, Inc. (Capital Markets)	314	32,954
Aflac, Inc. (Insurance)	4,542	216,653
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,150	56,417
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	642	84,558
Alleghany Corp. (Insurance)	89	56,209
Ally Financial, Inc. (Consumer Finance)	2,465	64,238
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	818	37,644
American Express Co. (Consumer Finance)	4,179	429,184
American Financial Group, Inc. (Insurance)	421	40,159
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	1,536	33,961
American International Group, Inc. (Insurance)	5,278	228,168
American Tower Corp. (Equity Real Estate Investment Trusts)	2,628	454,223
Ameriprise Financial, Inc. (Capital Markets)	831	105,205
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	8,286	86,506
Aon PLC (Insurance)	1,437	224,503
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	929	46,004
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,283	21,054
Arch Capital Group, Ltd.* (Insurance)	2,415	70,880
Arthur J. Gallagher & Co. (Insurance)	1,096	81,882
Aspen Insurance Holdings, Ltd. (Insurance)	356	14,856
Associated Banc-Corp. (Banks)	989	21,412
Assurant, Inc. (Insurance)	311	29,977
Assured Guaranty, Ltd. (Insurance)	630	25,553
Athene Holding, Ltd.* (Insurance)	757	32,475
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	825	159,159
AXA Equitable Holdings, Inc. (Diversified Financial Services)	801	14,851
Axis Capital Holdings, Ltd. (Insurance)	499	26,721
BancorpSouth Bank (Banks)	541	15,786
Bank of America Corp. (Banks)	54,457	1,550,390
Bank of Hawaii Corp. (Banks)	249	19,255
Bank OZK (Banks)	721	21,875
BankUnited, Inc. (Banks)	615	20,793
BB&T Corp. (Banks)	4,598	224,382
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	11,607	2,385,702
BGC Partners, Inc.—Class A (Capital Markets)	1,620	10,028
BlackRock, Inc.—Class A (Capital Markets)	725	300,933
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	722	24,902
BOK Financial Corp. (Banks)	191	15,874
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	921	121,452
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,066	16,043
Brighthouse Financial, Inc.* (Insurance)	708	26,437
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,789	30,646
Brown & Brown, Inc. (Insurance)	1,399	37,997
Camden Property Trust (Equity Real Estate Investment Trusts)	556	53,904
Capital One Financial Corp. (Consumer Finance)	2,826	227,747
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	843	10,849
Cathay General Bancorp, Inc. (Banks)	460	17,075
CBOE Holdings, Inc. (Capital Markets)	669	62,398
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,891	86,513
Chemical Financial Corp. (Banks)	426	18,940
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,116	21,237
Chubb, Ltd. (Insurance)	2,749	365,755
Cincinnati Financial Corp. (Insurance)	903	73,251
CIT Group, Inc. (Banks)	630	29,100
Citigroup, Inc. (Banks)	14,571	939,247
Citizens Financial Group, Inc. (Banks)	2,792	94,705
CME Group, Inc. (Capital Markets)	2,135	389,168
CNA Financial Corp. (Insurance)	162	7,429
CNO Financial Group, Inc. (Insurance)	982	17,558
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	2,925	17,755
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	704	15,537
Comerica, Inc. (Banks)	965	75,984
Commerce Bancshares, Inc. (Banks)	592	35,402
Corecivic, Inc. (Equity Real Estate Investment Trusts)	708	14,068
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	219	21,635
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	649	16,024
CoStar Group, Inc.* (Professional Services)	217	84,791
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,508	22,196
Credit Acceptance Corp.* (Consumer Finance)	74	29,453
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,475	289,723
CubeSmart (Equity Real Estate Investment Trusts)	1,112	34,416
Cullen/Frost Bankers, Inc. (Banks)	382	37,161
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	631	34,200
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,241	12,609
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,231	133,367
Discover Financial Services (Consumer Finance)	2,005	135,317
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	963	36,430
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,138	62,515
E*TRADE Financial Corp. (Capital Markets)	1,517	70,783
East West Bancorp, Inc. (Banks)	865	43,527
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	215	22,244
Eaton Vance Corp. (Capital Markets)	695	26,771
Enstar Group, Ltd.* (Insurance)	90	16,020

See accompanying notes to the financial statements.

50 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
EPR Properties (Equity Real Estate Investment Trusts)	444	$32,439
Equinix, Inc. (Equity Real Estate Investment Trusts)	480	189,120
Equity Commonwealth (Equity Real Estate Investment Trusts)	725	23,461
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	535	56,646
Equity Residential (Equity Real Estate Investment Trusts)	2,198	159,487
Erie Indemnity Co.—Class A (Insurance)	119	17,419
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	585	23,254
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	394	106,853
Evercore Partners, Inc.—Class A (Capital Markets)	241	21,557
Everest Re Group, Ltd. (Insurance)	243	53,229
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	755	74,451
F.N.B. Corp. (Banks)	1,935	22,543
FactSet Research Systems, Inc. (Capital Markets)	227	49,629
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	441	58,463
Federated Investors, Inc.—Class B (Capital Markets)	570	14,894
Fifth Third Bancorp (Banks)	3,912	104,920
First American Financial Corp. (Insurance)	667	33,403
First Citizens BancShares, Inc.—Class A (Banks)	54	22,007
First Financial Bankshares, Inc. (Banks)	404	24,684
First Hawaiian, Inc. (Banks)	1,126	28,972
First Horizon National Corp. (Banks)	1,934	28,387
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	754	24,671
First Republic Bank (Banks)	977	94,408
FirstCash, Inc. (Consumer Finance)	262	21,597
FNF Group (Insurance)	1,642	59,375
Franklin Resources, Inc. (Capital Markets)	1,776	52,587
Fulton Financial Corp. (Banks)	1,051	16,869
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,201	45,038
Genworth Financial, Inc.*—Class A (Insurance)	2,988	14,462
Glacier Bancorp, Inc. (Banks)	504	21,259
Green Dot Corp.*—Class A (Consumer Finance)	283	20,948
Hancock Holding Co. (Banks)	508	20,869
Hartford Financial Services Group, Inc. (Insurance)	2,140	100,409
HCP, Inc. (Equity Real Estate Investment Trusts)	2,849	89,857
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	747	24,121
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,235	35,099
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	617	27,345
Home BancShares, Inc. (Banks)	949	17,376
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	981	26,153
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,427	79,952
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	935	30,359
Huntington Bancshares, Inc. (Banks)	6,334	83,862
IBERIABANK Corp. (Banks)	331	24,458
Interactive Brokers Group, Inc.—Class A (Capital Markets)	448	22,579
Intercontinental Exchange, Inc. (Capital Markets)	3,398	260,830
International Bancshares Corp. (Banks)	328	11,634
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	666	10,723
Invesco, Ltd. (Capital Markets)	2,454	44,712
Investors Bancorp, Inc. (Banks)	1,429	17,348
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	1,770	39,807
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,708	63,538
Janus Henderson Group PLC (Capital Markets)	996	21,743
JBG Smith Properties (Equity Real Estate Investment Trusts)	649	25,084
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	272	39,008
JPMorgan Chase & Co. (Banks)	19,841	2,053,543
Kemper Corp. (Insurance)	363	27,290
KeyCorp (Banks)	6,172	101,653
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	601	42,346
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,514	42,763
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	508	37,821
Lazard, Ltd.—Class A (Capital Markets)	774	30,797
Legg Mason, Inc. (Capital Markets)	510	15,198
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,255	12,061
Liberty Property Trust (Equity Real Estate Investment Trusts)	882	41,577
Life Storage, Inc. (Equity Real Estate Investment Trusts)	278	27,319
Lincoln National Corp. (Insurance)	1,274	74,516
Loews Corp. (Insurance)	1,650	79,035
LPL Financial Holdings, Inc. (Capital Markets)	517	36,381
M&T Bank Corp. (Banks)	837	137,720
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	539	11,103
Markel Corp.* (Insurance)	83	87,441
MarketAxess Holdings, Inc. (Capital Markets)	224	48,108
Marsh & McLennan Cos., Inc. (Insurance)	3,005	265,012
MasterCard, Inc.—Class A (IT Services)	5,421	1,144,536
MB Financial, Inc. (Banks)	503	22,323
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,177	39,621
Mercury General Corp. (Insurance)	162	8,375
MetLife, Inc. (Insurance)	5,888	268,906
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,682	19,659
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,157	26,919
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	679	68,769
Moody’s Corp. (Capital Markets)	995	157,717

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 51

Common Stocks, continued

	Shares	Value
Morgan Stanley (Capital Markets)	7,800	$329,940
Morningstar, Inc. (Capital Markets)	109	13,532
MSCI, Inc.—Class A (Capital Markets)	525	89,392
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	252	20,982
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	950	50,075
Navient Corp. (Consumer Finance)	1,370	15,618
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,180	37,016
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,926	33,999
Northern Trust Corp. (Capital Markets)	1,321	116,856
Old Republic International Corp. (Insurance)	1,697	34,195
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,197	48,107
Onemain Holdings, Inc.* (Consumer Finance)	446	13,331
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	832	17,264
PacWest Bancorp (Banks)	727	28,055
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,217	17,622
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,201	36,114
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	764	24,486
People’s United Financial, Inc. (Banks)	2,252	36,888
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,088	19,704
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	766	14,830
Pinnacle Financial Partners, Inc. (Banks)	437	23,497
PNC Financial Services Group, Inc. (Banks)	2,753	337,711
Popular, Inc. (Banks)	599	32,711
Potlatch Corp. (Equity Real Estate Investment Trusts)	403	14,863
PRA Group, Inc.* (Consumer Finance)	270	7,968
Primerica, Inc. (Insurance)	256	28,767
Principal Financial Group, Inc. (Insurance)	1,571	78,660
ProAssurance Corp. (Insurance)	320	13,651
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,756	259,765
Prosperity Bancshares, Inc. (Banks)	396	28,171
Prudential Financial, Inc. (Insurance)	2,464	227,033
Public Storage (Equity Real Estate Investment Trusts)	895	190,205
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,273	24,493
Raymond James Financial, Inc. (Capital Markets)	769	61,905
Rayonier, Inc. (Equity Real Estate Investment Trusts)	772	23,500
Realogy Holdings Corp. (Real Estate Management & Development)(a)	705	12,514
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,761	120,963
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,011	65,715
Regions Financial Corp. (Banks)	6,169	93,584
Reinsurance Group of America, Inc. (Insurance)	375	54,169
RenaissanceRe Holdings, Ltd. (Insurance)	240	33,127
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,286	16,255
RLI Corp. (Insurance)	234	15,446
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,045	19,385
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	306	24,587
S&P Global, Inc. (Capital Markets)	1,497	286,900
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,064	21,855
Santander Consumer USA Holdings, Inc. (Consumer Finance)	686	13,075
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	676	123,390
SEI Investments Co. (Capital Markets)	780	37,081
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,418	19,526
Signature Bank (Banks)	319	40,612
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,845	336,010
SITE Centers Corp. (Equity Real Estate Investment Trusts)	870	11,371
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	509	47,047
SLM Corp.* (Consumer Finance)	2,599	27,835
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	511	20,297
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,643	36,277
State Street Corp. (Capital Markets)	2,264	160,518
Sterling Bancorp (Banks)	1,339	25,762
Stifel Financial Corp. (Capital Markets)	430	20,584
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,130	36,522
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	515	56,604
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,362	19,477
SunTrust Banks, Inc. (Banks)	2,681	159,305
SVB Financial Group* (Banks)	318	74,215
Synchrony Financial (Consumer Finance)	3,945	118,508
Synovus Financial Corp. (Banks)	989	35,030
T. Rowe Price Group, Inc. (Capital Markets)	1,436	134,209
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	560	12,740
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	364	18,127
TCF Financial Corp. (Banks)	995	22,049
TD Ameritrade Holding Corp. (Capital Markets)	1,611	90,135
Texas Capital Bancshares, Inc.* (Banks)	299	17,423
TFS Financial Corp. (Thrifts & Mortgage Finance)	318	5,187
The Allstate Corp. (Insurance)	2,055	180,573
The Bank of New York Mellon Corp. (Capital Markets)	5,428	283,993
The Charles Schwab Corp. (Capital Markets)	7,171	335,388
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	727	16,394
The Goldman Sachs Group, Inc. (Capital Markets)	2,064	408,694
The Hanover Insurance Group, Inc. (Insurance)	253	28,852

See accompanying notes to the financial statements.

52 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
The Howard Hughes Corp.* (Real Estate Management & Development)	234	$25,983
The Macerich Co. (Equity Real Estate Investment Trusts)	631	29,127
The Nasdaq OMX Group, Inc. (Capital Markets)	685	60,307
The Progressive Corp. (Insurance)	3,479	234,102
The Travelers Cos., Inc. (Insurance)	1,580	198,353
Torchmark Corp. (Insurance)	612	51,261
Trustmark Corp. (Banks)	400	12,612
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,480	21,593
U.S. Bancorp (Banks)	9,064	463,714
UDR, Inc. (Equity Real Estate Investment Trusts)	1,644	71,925
UMB Financial Corp. (Banks)	268	17,248
Umpqua Holdings Corp. (Banks)	1,314	23,232
United Bankshares, Inc. (Banks)	616	21,788
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,068	21,264
Unum Group (Insurance)	1,305	45,362
Urban Edge Properties (Equity Real Estate Investment Trusts)	682	13,926
Valley National Bancorp (Banks)	1,978	19,998
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,127	137,170
VEREIT, Inc. (Equity Real Estate Investment Trusts)	5,773	46,646
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,149	46,268
Visa, Inc.—Class A (IT Services)	10,485	1,415,580
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,033	72,217
Voya Financial, Inc. (Diversified Financial Services)	928	43,087
W.R. Berkley Corp. (Insurance)	576	44,289
Washington Federal, Inc. (Thrifts & Mortgage Finance)	486	14,138
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	476	12,067
Webster Financial Corp. (Banks)	550	29,634
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	712	20,427
Wells Fargo & Co. (Banks)	25,277	1,236,298
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,241	173,655
Western Alliance Bancorp* (Banks)	581	25,727
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,470	117,293
White Mountains Insurance Group, Ltd. (Insurance)	19	16,978
Willis Towers Watson PLC (Insurance)	775	126,162
Wintrust Financial Corp. (Banks)	336	23,903
WP Carey, Inc. (Equity Real Estate Investment Trusts)	961	71,969
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	672	12,613
Zions Bancorp (Banks)	1,147	54,586
TOTAL COMMON STOCKS (Cost $25,898,916)		29,957,822

Repurchase Agreements(b)(c) (24.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $9,608,645	$9,608,000	$9,608,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,608,000)		9,608,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	13,237	$13,237
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	1,001	1,001
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,238)		14,238
TOTAL INVESTMENT SECURITIES (Cost $35,521,154)—98.8%		39,580,060
Net other assets (liabilities)—1.2%		467,873
NET ASSETS—100.0%		$40,047,933

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $14,040.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $2,749,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 53

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	2/25/19	2.91%	$15,747,371	$266,953
Dow Jones U.S. Financials Index	UBS AG	2/25/19	2.96%	14,395,468	237,635
				$30,142,839	$504,588

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Banks	$8,919,496	22.3%
Capital Markets	4,204,406	10.5%
Consumer Finance	1,124,819	2.8%
Diversified Financial Services	2,443,640	6.1%
Equity Real Estate Investment Trusts	5,911,032	14.8%
Insurance	4,092,335	10.2%
IT Services	2,560,116	6.4%
Mortgage Real Estate Investment Trusts	314,330	0.8%
Professional Services	84,791	0.2%
Real Estate Management & Development	164,018	0.4%
Thrifts & Mortgage Finance	138,839	0.3%
Other**	10,090,111	25.2%
Total	$40,047,933	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

54 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (78.0%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	20,504	$1,496,382
AbbVie, Inc. (Biotechnology)	17,563	1,410,132
ABIOMED, Inc.* (Health Care Equipment & Supplies)	512	179,748
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,048	28,673
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,316	29,978
Agilent Technologies, Inc. (Life Sciences Tools & Services)	3,741	284,503
Agios Pharmaceuticals, Inc.* (Biotechnology)	606	32,482
Akorn, Inc.* (Pharmaceuticals)	1,104	4,151
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,623	322,524
Align Technology, Inc.* (Health Care Equipment & Supplies)	859	213,848
Alkermes PLC* (Biotechnology)	1,812	59,560
Allergan PLC (Pharmaceuticals)	3,684	530,422
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,064	88,876
Amgen, Inc. (Biotechnology)	7,438	1,391,723
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	922	11,322
Anthem, Inc. (Health Care Providers & Services)	3,003	909,910
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	535	24,369
Baxter International, Inc. (Health Care Equipment & Supplies)	5,792	419,862
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,136	782,307
Biogen, Inc.* (Biotechnology)	2,334	779,043
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,069	203,114
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	233	58,220
Bio-Techne Corp. (Life Sciences Tools & Services)	443	77,286
Bluebird Bio, Inc.* (Biotechnology)	645	86,062
Boston Scientific Corp.* (Health Care Equipment & Supplies)	16,167	616,771
Bristol-Myers Squibb Co. (Pharmaceuticals)	19,073	941,634
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,203	17,954
Bruker Corp. (Life Sciences Tools & Services)	1,162	40,740
Cantel Medical Corp. (Health Care Equipment & Supplies)	429	34,929
Catalent, Inc.* (Pharmaceuticals)	1,716	63,372
Celgene Corp.* (Biotechnology)	8,154	721,303
Centene Corp.* (Health Care Providers & Services)	2,412	314,935
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	541	66,646
Chemed Corp. (Health Care Providers & Services)	153	45,585
Cigna Corp. (Health Care Providers & Services)	4,456	890,353
Clovis Oncology, Inc.* (Biotechnology)	626	15,875
CVS Health Corp. (Health Care Providers & Services)	15,097	989,609
Danaher Corp. (Health Care Equipment & Supplies)	7,202	798,846
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	1,492	83,746
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	2,617	109,783
DexCom, Inc.* (Health Care Equipment & Supplies)	1,053	148,505
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	2,447	417,018
Eli Lilly & Co. (Pharmaceuticals)	11,013	1,320,018
Encompass Health Corp. (Health Care Providers & Services)	1,150	76,866
Endo International PLC* (Pharmaceuticals)	2,317	22,591
Exact Sciences Corp.* (Biotechnology)	1,420	127,914
Exelixis, Inc.* (Biotechnology)	3,511	82,754
FibroGen, Inc.* (Biotechnology)	886	50,281
Gilead Sciences, Inc. (Biotechnology)	15,101	1,057,221
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	890	40,095
Haemonetics Corp.* (Health Care Equipment & Supplies)	617	61,027
HCA Holdings, Inc. (Health Care Providers & Services)	3,138	437,531
HealthEquity, Inc.* (Health Care Providers & Services)	641	39,960
Henry Schein, Inc.* (Health Care Providers & Services)	1,784	138,617
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	766	76,615
Hologic, Inc.* (Health Care Equipment & Supplies)	3,147	139,727
Horizon Pharma PLC* (Pharmaceuticals)	1,970	42,335
Humana, Inc. (Health Care Providers & Services)	1,597	493,457
ICU Medical, Inc.* (Health Care Equipment & Supplies)	158	39,310
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	988	210,227
Illumina, Inc.* (Life Sciences Tools & Services)	1,732	484,596
Immunomedics, Inc.* (Biotechnology)	2,002	29,610
Incyte Corp.* (Biotechnology)	2,056	165,693
Inogen, Inc.* (Health Care Equipment & Supplies)	169	25,554
Insulet Corp.* (Health Care Equipment & Supplies)	687	55,778
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	839	39,735
Intercept Pharmaceuticals, Inc.* (Biotechnology)	251	30,291
Intrexon Corp.* (Biotechnology)(a)	845	6,473
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,337	700,107
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,601	92,858
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,841	237,507
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	699	87,997
Johnson & Johnson (Pharmaceuticals)	31,312	4,167,001
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,169	162,900
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	244	28,816
LivaNova PLC* (Health Care Equipment & Supplies)	588	54,284
Loxo Oncology, Inc.* (Biotechnology)	310	72,726

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 55

Common Stocks, continued

	Shares	Value
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	79	$9,145
Magellan Health, Inc.* (Health Care Providers & Services)	273	17,789
Mallinckrodt PLC* (Pharmaceuticals)	960	20,986
Masimo Corp.* (Health Care Equipment & Supplies)	589	73,266
McKesson Corp. (Health Care Providers & Services)	2,276	291,897
MEDNAX, Inc.* (Health Care Providers & Services)	1,059	38,240
Medtronic PLC (Health Care Equipment & Supplies)	15,696	1,387,369
Merck & Co., Inc. (Pharmaceuticals)	30,369	2,260,365
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	280	178,685
Molina Healthcare, Inc.* (Health Care Providers & Services)	719	95,613
Mylan N.V.* (Pharmaceuticals)	6,031	180,628
Myriad Genetics, Inc.* (Biotechnology)	878	24,751
Nektar Therapeutics* (Pharmaceuticals)	2,022	85,611
Neogen Corp.* (Health Care Equipment & Supplies)	620	37,764
Neurocrine Biosciences, Inc.* (Biotechnology)	1,071	94,484
NuVasive, Inc.* (Health Care Equipment & Supplies)	614	30,786
OPKO Health, Inc.* (Biotechnology)	4,254	15,655
Patterson Cos., Inc. (Health Care Providers & Services)	953	21,242
Penumbra, Inc.* (Health Care Equipment & Supplies)(a)	379	55,148
Perrigo Co. PLC (Pharmaceuticals)	1,440	66,888
Pfizer, Inc. (Pharmaceuticals)	67,504	2,865,545
Portola Pharmaceuticals, Inc.* (Biotechnology)	757	20,515
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	681	72,166
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	617	17,227
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,586	138,537
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	905	388,489
ResMed, Inc. (Health Care Equipment & Supplies)	1,648	156,840
Sage Therapeutics, Inc.* (Biotechnology)	530	75,573
Sarepta Therapeutics, Inc.* (Biotechnology)	756	105,621
Seattle Genetics, Inc.* (Biotechnology)	1,271	97,143
STERIS PLC (Health Care Equipment & Supplies)	971	110,752
Stryker Corp. (Health Care Equipment & Supplies)	3,622	643,159
Syneos Health, Inc.* (Life Sciences Tools & Services)	705	35,983
Teladoc, Inc.* (Health Care Technology)	834	53,543
Teleflex, Inc. (Health Care Equipment & Supplies)	521	142,494
Tenet Healthcare Corp.* (Health Care Providers & Services)	957	21,044
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	592	165,026
The Medicines Co.* (Pharmaceuticals)	751	17,356
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	4,706	1,156,122
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	536	26,436
United Therapeutics Corp.* (Biotechnology)	498	57,434
UnitedHealth Group, Inc. (Health Care Providers & Services)	11,237	3,036,238
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	978	129,614
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,075	141,932
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,974	567,766
Waters Corp.* (Life Sciences Tools & Services)	887	205,092
WellCare Health Plans, Inc.* (Health Care Providers & Services)	600	165,888
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	871	94,303
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,399	262,834
Zoetis, Inc. (Pharmaceuticals)	5,613	483,616
TOTAL COMMON STOCKS (Cost $34,311,818)		43,081,173

Repurchase Agreements(b)(c) (22.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $12,399,832	$12,399,000	$12,399,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,399,000)		12,399,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	48,090	$48,090
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	3,638	3,638
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $51,728)		51,728
TOTAL INVESTMENT SECURITIES (Cost $46,762,546)—100.5%		55,531,901
Net other assets (liabilities)—(0.5)%		(295,911)
NET ASSETS—100.0%		$55,235,990

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $51,450.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $4,863,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

See accompanying notes to the financial statements.

56 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	2/25/19	2.91%	$19,383,324	$247,905
Dow Jones U.S. Health Care Index	UBS AG	2/25/19	2.76%	20,409,974	251,408
				$39,793,298	$499,313

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Biotechnology	$8,368,321	15.2%
Health Care Equipment & Supplies	9,986,500	18.1%
Health Care Providers & Services	8,586,198	15.5%
Health Care Technology	53,543	0.1%
Life Sciences Tools & Services	2,897,546	5.2%
Pharmaceuticals	13,189,065	23.9%
Other**	12,154,817	22.0%
Total	$55,235,990	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 57

Common Stocks (71.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	970	$194,291
A.O. Smith Corp. (Building Products)	240	11,486
Accenture PLC—Class A (IT Services)	1,061	162,916
Actuant Corp.—Class A (Machinery)	102	2,335
Acuity Brands, Inc. (Electrical Equipment)	67	8,101
ADT, Inc. (Commercial Services & Supplies)	202	1,458
AECOM Technology Corp.* (Construction & Engineering)	260	7,959
AGCO Corp. (Machinery)	109	6,998
Air Lease Corp. (Trading Companies & Distributors)	166	6,298
Allegion PLC (Building Products)	158	13,566
Alliance Data Systems Corp. (IT Services)	78	13,852
Allison Transmission Holdings, Inc. (Machinery)	199	9,685
AMETEK, Inc. (Electrical Equipment)	386	28,139
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	502	44,136
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	48	2,914
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	65	3,836
AptarGroup, Inc. (Containers & Packaging)	105	10,408
Arconic, Inc. (Aerospace & Defense)	716	13,475
Arcosa, Inc. (Construction & Engineering)	81	2,384
Armstrong World Industries, Inc. (Building Products)	83	5,647
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	145	11,013
ASGN, Inc.* (Professional Services)	87	5,480
Automatic Data Processing, Inc. (IT Services)	729	101,942
Avery Dennison Corp. (Containers & Packaging)	144	15,041
Avnet, Inc. (Electronic Equipment, Instruments & Components)	185	7,622
Axon Enterprise, Inc.* (Aerospace & Defense)	97	4,948
Ball Corp. (Containers & Packaging)	565	29,538
Barnes Group, Inc. (Machinery)	79	4,667
Belden, Inc. (Electronic Equipment, Instruments & Components)	67	3,592
Bemis Co., Inc. (Containers & Packaging)	152	7,424
Berry Plastics Group, Inc.* (Containers & Packaging)	218	10,737
Black Knight, Inc.* (IT Services)	236	11,609
Broadridge Financial Solutions, Inc. (IT Services)	194	19,561
BWX Technologies, Inc. (Aerospace & Defense)	164	7,613
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	229	19,870
Carlisle Cos., Inc. (Industrial Conglomerates)	99	10,665
Caterpillar, Inc. (Machinery)	983	130,895
Cintas Corp. (Commercial Services & Supplies)	144	27,001
Clean Harbors, Inc.* (Commercial Services & Supplies)	85	5,033
Cognex Corp. (Electronic Equipment, Instruments & Components)	287	13,059
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	41	4,846
Colfax Corp.* (Machinery)	158	3,911
Conduent, Inc.* (IT Services)	306	3,902
CoreLogic, Inc.* (IT Services)	134	4,864
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,333	44,336
Covanta Holding Corp. (Commercial Services & Supplies)	194	3,123
Crane Co. (Machinery)	84	6,952
Crown Holdings, Inc.* (Containers & Packaging)	225	11,475
CSX Corp. (Road & Rail)	1,336	87,775
Cummins, Inc. (Machinery)	246	36,189
Curtiss-Wright Corp. (Aerospace & Defense)	73	8,287
Deere & Co. (Machinery)	536	87,903
Deluxe Corp. (Commercial Services & Supplies)	77	3,617
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	107	6,915
Donaldson Co., Inc. (Machinery)	213	10,071
Dover Corp. (Machinery)	244	21,431
Dycom Industries, Inc.* (Construction & Engineering)	52	3,019
Eagle Materials, Inc. (Construction Materials)	78	5,538
Eaton Corp. PLC (Electrical Equipment)	722	55,053
EMCOR Group, Inc. (Construction & Engineering)	96	6,262
Emerson Electric Co. (Electrical Equipment)	1,043	68,285
EnerSys (Electrical Equipment)	70	5,968
Equifax, Inc. (Professional Services)	201	21,512
Esterline Technologies Corp.* (Aerospace & Defense)	44	5,355
Euronet Worldwide, Inc.* (IT Services)	86	9,891
Expeditors International of Washington, Inc. (Air Freight & Logistics)	287	19,889
Fastenal Co. (Trading Companies & Distributors)	478	28,900
FedEx Corp. (Air Freight & Logistics)	404	71,738
Fidelity National Information Services, Inc. (IT Services)	545	56,969
First Data Corp.* (IT Services)	944	23,270
Fiserv, Inc.* (IT Services)	663	54,983
FleetCor Technologies, Inc.* (IT Services)	148	29,868
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	230	11,242
Flowserve Corp. (Machinery)	218	9,601
Fluor Corp. (Construction & Engineering)	234	8,557
Fortive Corp. (Machinery)	489	36,670
Fortune Brands Home & Security, Inc. (Building Products)	235	10,646
FTI Consulting, Inc.* (Professional Services)	64	4,372
Gardner Denver Holdings, Inc.* (Machinery)	212	5,230
Gates Industrial Corp. PLC* (Machinery)	77	1,148
GATX Corp. (Trading Companies & Distributors)	63	4,768
Generac Holdings, Inc.* (Electrical Equipment)	103	5,452
General Dynamics Corp. (Aerospace & Defense)	464	79,423
General Electric Co. (Industrial Conglomerates)	14,483	147,147
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	97	7,616
Genpact, Ltd. (IT Services)	231	6,891
Global Payments, Inc. (IT Services)	263	29,530
Graco, Inc. (Machinery)	277	12,002
GrafTech International, Ltd. (Electrical Equipment)	102	1,347
Graphic Packaging Holding Co. (Containers & Packaging)	517	6,240
Harris Corp. (Aerospace & Defense)	196	30,023
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	306	12,834

See accompanying notes to the financial statements.

58 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Healthcare Services Group, Inc. (Commercial Services & Supplies)	123	$5,365
HEICO Corp. (Aerospace & Defense)	68	5,746
HEICO Corp.—Class A (Aerospace & Defense)	119	8,334
Hexcel Corp. (Aerospace & Defense)	143	9,683
Hillenbrand, Inc. (Machinery)	104	4,410
Honeywell International, Inc. (Industrial Conglomerates)	1,233	177,096
Hubbell, Inc. (Electrical Equipment)	91	9,949
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	72	14,864
IDEX Corp. (Machinery)	128	17,646
Illinois Tool Works, Inc. (Machinery)	508	69,752
Ingersoll-Rand PLC (Machinery)	409	40,916
Insperity, Inc. (Professional Services)	63	6,721
International Paper Co. (Containers & Packaging)	674	31,968
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	60	7,980
Itron, Inc.* (Electronic Equipment, Instruments & Components)	56	3,059
ITT, Inc. (Machinery)	146	7,674
J.B. Hunt Transport Services, Inc. (Road & Rail)	145	15,521
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	239	6,369
Jack Henry & Associates, Inc. (IT Services)	129	17,228
Jacobs Engineering Group, Inc. (Construction & Engineering)	199	12,895
Johnson Controls International PLC (Building Products)	1,539	51,972
Kansas City Southern Industries, Inc. (Road & Rail)	169	17,872
KBR, Inc. (Construction & Engineering)	235	4,042
Kennametal, Inc. (Machinery)	137	5,148
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	312	23,094
Kirby Corp.* (Marine)	90	6,742
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	209	6,636
Korn/Ferry International (Professional Services)	94	4,286
L3 Technologies, Inc. (Aerospace & Defense)	131	25,791
Landstar System, Inc. (Road & Rail)	68	6,907
Lennox International, Inc. (Building Products)	60	13,757
Lincoln Electric Holdings, Inc. (Machinery)	107	9,249
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	42	7,380
Lockheed Martin Corp. (Aerospace & Defense)	412	119,352
Louisiana-Pacific Corp. (Paper & Forest Products)	235	5,729
Macquarie Infrastructure Corp. (Transportation Infrastructure)	128	5,526
ManpowerGroup, Inc. (Professional Services)	103	8,140
Martin Marietta Materials, Inc. (Construction Materials)	104	18,375
Masco Corp. (Building Products)	509	16,497
MasTec, Inc.* (Construction & Engineering)	106	4,704
Maxar Technologies, Inc. (Aerospace & Defense)	99	556
MAXIMUS, Inc. (IT Services)	107	7,504
Moog, Inc.—Class A (Aerospace & Defense)	54	4,831
MRC Global, Inc.* (Trading Companies & Distributors)	150	2,343
MSA Safety, Inc. (Commercial Services & Supplies)	58	5,810
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	76	6,345
Mueller Industries, Inc. (Machinery)	96	2,487
National Instruments Corp. (Electronic Equipment, Instruments & Components)	187	8,269
Navistar International Corp.* (Machinery)	109	3,580
Nielsen Holdings PLC (Professional Services)	591	15,177
Nordson Corp. (Machinery)	87	11,279
Norfolk Southern Corp. (Road & Rail)	453	75,986
Northrop Grumman Corp. (Aerospace & Defense)	289	79,634
nVent Electric PLC (Electrical Equipment)	272	6,805
Old Dominion Freight Line, Inc. (Road & Rail)	109	14,816
Oshkosh Corp. (Machinery)	120	9,006
Owens Corning (Building Products)	182	9,535
Owens-Illinois, Inc. (Containers & Packaging)	264	5,298
PACCAR, Inc. (Machinery)	582	38,133
Packaging Corp. of America (Containers & Packaging)	157	14,808
Parker-Hannifin Corp. (Machinery)	220	36,258
Paychex, Inc. (IT Services)	532	37,666
PayPal Holdings, Inc.* (IT Services)	1,962	174,146
Pentair PLC (Machinery)	266	10,957
PerkinElmer, Inc. (Life Sciences Tools & Services)	185	16,743
Quanta Services, Inc. (Construction & Engineering)	243	8,588
Raytheon Co. (Aerospace & Defense)	474	78,096
Regal Beloit Corp. (Electrical Equipment)	72	5,527
Republic Services, Inc.—Class A (Commercial Services & Supplies)	362	27,770
Resideo Technologies, Inc.* (Building Products)	205	4,496
Robert Half International, Inc. (Professional Services)	202	13,015
Rockwell Automation, Inc. (Electrical Equipment)	201	34,074
Roper Technologies, Inc. (Industrial Conglomerates)	172	48,721
Ryder System, Inc. (Road & Rail)	88	5,096
Sabre Corp. (IT Services)	458	10,525
Sealed Air Corp. (Containers & Packaging)	261	10,310
Sensata Technologies Holding PLC* (Electrical Equipment)	273	12,968
Silgan Holdings, Inc. (Containers & Packaging)	129	3,563
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	68	3,624
Snap-on, Inc. (Machinery)	93	15,437
Sonoco Products Co. (Containers & Packaging)	166	9,558
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	176	14,678
Square, Inc.*—Class A (IT Services)	513	36,603
Stericycle, Inc.* (Commercial Services & Supplies)	142	6,259
Summit Materials, Inc.*—Class A (Construction Materials)	186	2,838
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	571	46,223

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 59

Common Stocks, continued

	Shares	Value
Teledyne Technologies, Inc.* (Aerospace & Defense)	60	$13,453
Terex Corp. (Machinery)	108	3,317
Tetra Tech, Inc. (Commercial Services & Supplies)	92	5,077
Textron, Inc. (Aerospace & Defense)	405	21,558
The Boeing Co. (Aerospace & Defense)	879	338,960
The Brink’s Co. (Commercial Services & Supplies)	84	6,220
The Middleby Corp.* (Machinery)	93	10,939
The Sherwin-Williams Co. (Chemicals)	137	57,748
The Timken Co. (Machinery)	115	4,898
The Toro Co. (Machinery)	175	10,413
The Western Union Co. (IT Services)	737	13,450
Total System Services, Inc. (IT Services)	279	25,001
TransDigm Group, Inc.* (Aerospace & Defense)	81	31,671
TransUnion (Professional Services)	309	18,793
Trex Co., Inc.* (Building Products)	98	6,836
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	418	15,742
TriNet Group, Inc.* (Professional Services)	73	3,333
Trinity Industries, Inc. (Machinery)	244	5,705
Union Pacific Corp. (Road & Rail)	1,227	195,180
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,158	122,053
United Rentals, Inc.* (Trading Companies & Distributors)	135	16,910
United Technologies Corp. (Aerospace & Defense)	1,351	159,513
Univar, Inc.* (Trading Companies & Distributors)	191	3,979
USG Corp. (Building Products)	142	6,127
Valmont Industries, Inc. (Construction & Engineering)	37	4,773
Verisk Analytics, Inc.*—Class A (Professional Services)	274	32,171
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	220	4,290
Vulcan Materials Co. (Construction Materials)	220	22,363
W.W. Grainger, Inc. (Trading Companies & Distributors)	76	22,450
Wabtec Corp. (Machinery)	143	9,890
Waste Management, Inc. (Commercial Services & Supplies)	653	62,474
Watsco, Inc. (Trading Companies & Distributors)	53	7,816
Welbilt, Inc.* (Machinery)	217	3,042
WESCO International, Inc.* (Trading Companies & Distributors)	78	4,087
WestRock Co. (Containers & Packaging)	422	17,180
WEX, Inc.* (IT Services)	72	11,616
Woodward, Inc. (Machinery)	93	8,449
Worldpay, Inc.* (IT Services)	503	41,990
XPO Logistics, Inc.* (Air Freight & Logistics)	211	12,825
Xylem, Inc. (Machinery)	299	21,307
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	90	15,624
TOTAL COMMON STOCKS (Cost $3,123,397)		5,469,569

Repurchase Agreements(a)(b) (25.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $1,906,128	$1,906,000	$1,906,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,906,000)		1,906,000
TOTAL INVESTMENT SECURITIES (Cost $5,029,397)—96.7%		7,375,569
Net other assets (liabilities)—3.3%		249,987
NET ASSETS—100.0%		$7,625,556

*                      Non-income producing security.

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $939,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	2/25/19	2.91%	$2,823,589	$95,574
Dow Jones U.S. Industrials Index	UBS AG	2/25/19	2.76%	3,150,102	103,078
				$5,973,691	$198,652

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

60 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Industrials UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$1,075,844	14.0%
Air Freight & Logistics	246,375	3.2%
Building Products	150,565	2.0%
Chemicals	57,748	0.8%
Commercial Services & Supplies	159,207	2.1%
Construction & Engineering	63,183	0.8%
Construction Materials	49,114	0.6%
Containers & Packaging	183,547	2.4%
Electrical Equipment	241,668	3.2%
Electronic Equipment, Instruments & Components	287,705	3.8%
Industrial Conglomerates	577,920	7.6%
IT Services	905,777	11.9%
Life Sciences Tools & Services	16,743	0.2%
Machinery	745,581	9.8%
Marine	6,742	0.1%
Paper & Forest Products	5,729	0.1%
Professional Services	133,000	1.7%
Road & Rail	433,405	5.7%
Trading Companies & Distributors	124,190	1.6%
Transportation Infrastructure	5,526	0.1%
Other**	2,155,987	28.3%
Total	$7,625,556	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 61

Common Stocks (72.2%)

	Shares	Value
2U, Inc.* (Software)	32,029	$1,820,849
8x8, Inc.* (Software)	74,234	1,307,261
Akamai Technologies, Inc.* (IT Services)	46,963	3,057,291
Alphabet, Inc.*—Class A (Interactive Media & Services)	6,356	7,156,157
Alphabet, Inc.*—Class C (Interactive Media & Services)	6,514	7,272,034
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	8,465	14,549,049
Arista Networks, Inc.* (Communications Equipment)	14,325	3,076,723
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1	7
Blucora, Inc.* (Capital Markets)	43,316	1,278,255
Box, Inc.*—Class A (Software)	89,907	1,880,854
Citrix Systems, Inc. (Software)	32,308	3,312,861
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	31,065	1,505,099
Cornerstone OnDemand, Inc.* (Software)	32,665	1,873,011
DocuSign, Inc.* (Software)	26,600	1,315,370
Dropbox, Inc.* (Software)	67,228	1,661,204
E*TRADE Financial Corp. (Capital Markets)	71,521	3,337,170
eBay, Inc.* (Internet & Direct Marketing Retail)	159,023	5,351,124
Ebix, Inc. (Software)	24,548	1,402,182
Endurance International Group Holdings, Inc.* (IT Services)	111,443	902,688
Expedia, Inc. (Internet & Direct Marketing Retail)	29,648	3,535,524
Facebook, Inc.*—Class A (Interactive Media & Services)	74,818	12,471,413
GoDaddy, Inc.*—Class A (IT Services)	48,638	3,338,026
Groupon, Inc.* (Internet & Direct Marketing Retail)	383,389	1,445,377
GrubHub, Inc.* (Internet & Direct Marketing Retail)	32,941	2,648,456
Hubspot, Inc.* (Software)	16,525	2,616,073
j2 Global, Inc. (Software)	26,477	1,990,011
Juniper Networks, Inc. (Communications Equipment)	106,340	2,758,460
LogMeIn, Inc. (Software)	24,485	2,277,595
Netflix, Inc.* (Entertainment)	27,467	9,325,047
NETGEAR, Inc.* (Communications Equipment)	26,450	1,047,685
New Relic, Inc.* (Software)	23,350	2,373,528
Okta, Inc.* (IT Services)	34,319	2,828,915
PayPal Holdings, Inc.* (IT Services)	81,125	7,200,656
Salesforce.com, Inc.* (Software)	51,247	7,788,006
Snap, Inc.* (Interactive Media & Services)(a)	349,869	2,337,125
TD Ameritrade Holding Corp. (Capital Markets)	69,738	3,901,841
TripAdvisor, Inc.* (Interactive Media & Services)	40,237	2,308,799
Twitter, Inc.* (Interactive Media & Services)	127,238	4,270,107
Veeva Systems, Inc.*—Class A (Health Care Technology)	34,919	3,808,266
VeriSign, Inc.* (IT Services)	24,456	4,139,667
Vonage Holdings Corp.* (Diversified Telecommunication Services)	156,765	1,428,130
TOTAL COMMON STOCKS (Cost $81,135,572)		147,897,896

Repurchase Agreements(b)(c) (25.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $52,843,545	$52,840,000	$52,840,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,840,000)		52,840,000

Collateral for Securities Loaned (1.0%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	1,920,583	$1,920,583
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	145,302	145,302
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,065,885)		2,065,885
TOTAL INVESTMENT SECURITIES (Cost $136,041,457)—99.0%		202,803,781
Net other assets (liabilities)—1.0%		2,047,443
NET ASSETS—100.0%		$204,851,224

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $2,044,461.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $24,252,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

See accompanying notes to the financial statements.

62 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	2/25/19	2.91%	$80,290,774	$2,761,801
Dow Jones Internet Composite Index	UBS AG	2/25/19	2.76%	79,057,515	2,905,400
				$159,348,289	$5,667,201

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Capital Markets	$8,517,266	4.2%
Communications Equipment	6,882,868	3.4%
Diversified Telecommunication Services	2,933,228	1.4%
Electronic Equipment, Instruments & Components	7	NM
Entertainment	9,325,047	4.6%
Health Care Technology	3,808,266	1.9%
Interactive Media & Services	35,815,634	17.4%
Internet & Direct Marketing Retail	27,529,530	13.4%
IT Services	21,467,243	10.5%
Software	31,618,806	15.4%
Other**	56,953,329	27.8%
Total	$204,851,224	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 63

Common Stocks (100.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	803	$160,841
Abbott Laboratories (Health Care Equipment & Supplies)	4,818	351,619
AbbVie, Inc. (Biotechnology)	2,117	169,974
ABIOMED, Inc.* (Health Care Equipment & Supplies)	146	51,256
Accenture PLC—Class A (IT Services)	803	123,301
Adobe Systems, Inc.* (Software)	1,314	325,635
Advance Auto Parts, Inc. (Specialty Retail)	146	23,243
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,409	58,804
Agilent Technologies, Inc. (Life Sciences Tools & Services)	438	33,310
Air Products & Chemicals, Inc. (Chemicals)	584	96,004
Akamai Technologies, Inc.* (IT Services)	438	28,514
Alexion Pharmaceuticals, Inc.* (Biotechnology)	584	71,809
Align Technology, Inc.* (Health Care Equipment & Supplies)	73	18,173
Allegion PLC (Building Products)	146	12,535
Alliance Data Systems Corp. (IT Services)	146	25,928
Alliant Energy Corp. (Electric Utilities)	365	16,232
Alphabet, Inc.*—Class A (Interactive Media & Services)	803	904,090
Alphabet, Inc.*—Class C (Interactive Media & Services)	876	977,940
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,095	1,882,010
Ameren Corp. (Multi-Utilities)	657	45,556
American Express Co. (Consumer Finance)	949	97,462
American Tower Corp. (Equity Real Estate Investment Trusts)	1,241	214,493
American Water Works Co., Inc. (Water Utilities)	292	27,936
Ameriprise Financial, Inc. (Capital Markets)	219	27,725
AMETEK, Inc. (Electrical Equipment)	657	47,895
Amgen, Inc. (Biotechnology)	1,168	218,545
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	292	25,673
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,387	65,647
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	584	57,734
ANSYS, Inc.* (Software)	219	35,993
Aon PLC (Insurance)	438	68,429
Apache Corp. (Oil, Gas & Consumable Fuels)	1,022	33,542
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	438	21,690
Aptiv PLC (Auto Components)	438	34,659
Arista Networks, Inc.* (Communications Equipment)	146	31,358
Arthur J. Gallagher & Co. (Insurance)	365	27,269
Autodesk, Inc.* (Software)	584	85,965
Automatic Data Processing, Inc. (IT Services)	1,241	173,541
AutoZone, Inc.* (Specialty Retail)	73	61,856
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	292	56,333
Avery Dennison Corp. (Containers & Packaging)	73	7,625
Ball Corp. (Containers & Packaging)	657	34,348
Baxter International, Inc. (Health Care Equipment & Supplies)	584	42,334
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	438	109,263
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	2,555	525,155
Biogen, Inc.* (Biotechnology)	292	97,464
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	73	133,795
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	219	28,880
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,796	144,817
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,263	111,724
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,168	313,316
Broadridge Financial Solutions, Inc. (IT Services)	292	29,442
Brown-Forman Corp.—Class B (Beverages)	438	20,696
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	803	20,035
Cadence Design Systems, Inc.* (Software)	438	21,037
CarMax, Inc.* (Specialty Retail)	219	12,873
CBOE Holdings, Inc. (Capital Markets)	292	27,235
Celanese Corp. (Chemicals)	219	20,971
Celgene Corp.* (Biotechnology)	876	77,491
Cerner Corp.* (Health Care Technology)	876	48,101
CF Industries Holdings, Inc. (Chemicals)	292	12,746
Charter Communications, Inc.*—Class A (Media)	219	72,500
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	73	38,662
Church & Dwight Co., Inc. (Household Products)	657	42,449
Cigna Corp. (Health Care Providers & Services)	584	116,690
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	146	11,000
Cincinnati Financial Corp. (Insurance)	219	17,765
Cintas Corp. (Commercial Services & Supplies)	219	41,065
Cisco Systems, Inc. (Communications Equipment)	12,410	586,868
Citrix Systems, Inc. (Software)	365	37,427
CMS Energy Corp. (Multi-Utilities)	438	22,837
Colgate-Palmolive Co. (Household Products)	1,387	89,711
Comcast Corp.—Class A (Media)	5,767	210,899
Comerica, Inc. (Banks)	219	17,244
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	292	34,993
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,139	212,479
Constellation Brands, Inc.—Class A (Beverages)	438	76,063
Copart, Inc.* (Commercial Services & Supplies)	365	18,480
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	438	51,272
CSX Corp. (Road & Rail)	2,190	143,883
Danaher Corp. (Health Care Equipment & Supplies)	949	105,263
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	219	22,980
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	365	20,487
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,314	35,018
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	438	45,167

See accompanying notes to the financial statements.

64 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	292	$31,635
Discover Financial Services (Consumer Finance)	584	39,414
Dollar General Corp. (Multiline Retail)	730	84,263
Dominion Resources, Inc. (Multi-Utilities)	949	66,659
Duke Realty Corp. (Equity Real Estate Investment Trusts)	657	19,211
E*TRADE Financial Corp. (Capital Markets)	438	20,437
Eastman Chemical Co. (Chemicals)	219	17,656
Eaton Corp. PLC (Electrical Equipment)	584	44,530
eBay, Inc.* (Internet & Direct Marketing Retail)	949	31,934
Ecolab, Inc. (Chemicals)	730	115,464
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	584	99,525
Electronic Arts, Inc.* (Entertainment)	365	33,668
Eli Lilly & Co. (Pharmaceuticals)	2,628	314,992
Equifax, Inc. (Professional Services)	219	23,437
Equinix, Inc. (Equity Real Estate Investment Trusts)	146	57,524
Equity Residential (Equity Real Estate Investment Trusts)	657	47,672
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	146	39,595
Eversource Energy (Electric Utilities)	511	35,468
Expedia, Inc. (Internet & Direct Marketing Retail)	219	26,116
Expeditors International of Washington, Inc. (Air Freight & Logistics)	511	35,412
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	219	21,596
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,497	476,100
F5 Networks, Inc.* (Communications Equipment)	146	23,499
Facebook, Inc.*—Class A (Interactive Media & Services)	6,643	1,107,322
Fastenal Co. (Trading Companies & Distributors)	803	48,549
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	73	9,678
FedEx Corp. (Air Freight & Logistics)	292	51,850
Fidelity National Information Services, Inc. (IT Services)	876	91,568
First Horizon National Corp. (Banks)	1	12
First Republic Bank (Banks)	438	42,324
Fiserv, Inc.* (IT Services)	1,095	90,808
FleetCor Technologies, Inc.* (IT Services)	146	29,464
Flowserve Corp. (Machinery)	219	9,645
FMC Corp. (Chemicals)	146	11,651
Foot Locker, Inc. (Specialty Retail)	146	8,160
Fortinet, Inc.* (Software)	365	27,948
Freeport-McMoRan, Inc. (Metals & Mining)	1,825	21,243
Garmin, Ltd. (Household Durables)	219	15,150
Gartner, Inc.* (IT Services)	219	29,760
Global Payments, Inc. (IT Services)	438	49,179
H & R Block, Inc. (Diversified Consumer Services)	365	8,610
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	438	6,566
Harris Corp. (Aerospace & Defense)	146	22,364
Hasbro, Inc. (Leisure Products)	219	19,833
HCA Holdings, Inc. (Health Care Providers & Services)	730	101,784
HCP, Inc. (Equity Real Estate Investment Trusts)	1,314	41,444
Henry Schein, Inc.* (Health Care Providers & Services)	219	17,016
Hess Corp. (Oil, Gas & Consumable Fuels)	365	19,710
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	803	59,807
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	438	24,677
Hologic, Inc.* (Health Care Equipment & Supplies)	438	19,447
Honeywell International, Inc. (Industrial Conglomerates)	1,022	146,790
Hormel Foods Corp. (Food Products)	730	30,894
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	949	17,139
Humana, Inc. (Health Care Providers & Services)	365	112,782
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	219	46,599
IHS Markit, Ltd.* (Professional Services)	1,022	53,062
Illinois Tool Works, Inc. (Machinery)	365	50,118
Illumina, Inc.* (Life Sciences Tools & Services)	438	122,548
Incyte Corp.* (Biotechnology)	219	17,649
Ingersoll-Rand PLC (Machinery)	657	65,726
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,395	395,573
Intercontinental Exchange, Inc. (Capital Markets)	1,533	117,673
Intuit, Inc. (Software)	730	157,549
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	292	152,903
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	292	37,671
J.B. Hunt Transport Services, Inc. (Road & Rail)	146	15,628
Jack Henry & Associates, Inc. (IT Services)	73	9,749
Johnson & Johnson (Pharmaceuticals)	4,380	582,890
Kansas City Southern Industries, Inc. (Road & Rail)	146	15,440
Kellogg Co. (Food Products)	730	43,077
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	511	37,824
Kimberly-Clark Corp. (Household Products)	511	56,915
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	219	23,339
L3 Technologies, Inc. (Aerospace & Defense)	146	28,744
Lamb Weston Holding, Inc. (Food Products)	438	31,667
Linde PLC (Chemicals)	1,022	166,595
Lockheed Martin Corp. (Aerospace & Defense)	438	126,884
Lowe’s Cos., Inc. (Specialty Retail)	1,022	98,276
Macy’s, Inc. (Multiline Retail)	365	9,600
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,263	35,733
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	293	33,523
Marsh & McLennan Cos., Inc. (Insurance)	876	77,255
Martin Marietta Materials, Inc. (Construction Materials)	73	12,898
Masco Corp. (Building Products)	365	11,830
MasterCard, Inc.—Class A (IT Services)	2,482	524,025
Mattel, Inc.* (Leisure Products)	438	5,186
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	438	23,770
McCormick & Co., Inc. (Food Products)	365	45,129

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 65

Common Stocks, continued

	Shares	Value
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,117	$378,478
Medtronic PLC (Health Care Equipment & Supplies)	3,723	329,077
Merck & Co., Inc. (Pharmaceuticals)	7,154	532,472
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	73	46,586
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	365	29,335
Microsoft Corp. (Software)	21,243	2,218,406
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	146	14,787
Monster Beverage Corp.* (Beverages)	1,095	62,678
Moody’s Corp. (Capital Markets)(a)	219	34,714
Motorola Solutions, Inc. (Communications Equipment)	438	51,207
MSCI, Inc.—Class A (Capital Markets)	219	37,289
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	657	41,897
Netflix, Inc.* (Entertainment)	1,168	396,535
Newell Rubbermaid, Inc. (Household Durables)	584	12,387
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	219	4,003
NextEra Energy, Inc. (Electric Utilities)	1,314	235,179
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,752	143,453
Nordstrom, Inc. (Multiline Retail)	146	6,776
Norfolk Southern Corp. (Road & Rail)	511	85,715
Northern Trust Corp. (Capital Markets)	292	25,830
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	803	32,851
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	876	125,925
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,044	136,498
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	657	42,186
Oracle Corp. (Software)	3,723	187,006
O’Reilly Automotive, Inc.* (Specialty Retail)	219	75,481
Paychex, Inc. (IT Services)	511	36,179
PayPal Holdings, Inc.* (IT Services)	3,212	285,097
PepsiCo, Inc. (Beverages)	2,336	263,197
PerkinElmer, Inc. (Life Sciences Tools & Services)	146	13,213
Pfizer, Inc. (Pharmaceuticals)	15,914	675,550
Philip Morris International, Inc. (Tobacco)	2,190	168,017
Pinnacle West Capital Corp. (Electric Utilities)	292	25,731
PPG Industries, Inc. (Chemicals)	292	30,788
Public Storage (Equity Real Estate Investment Trusts)	438	93,084
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,752	86,759
Raytheon Co. (Aerospace & Defense)	365	60,137
Realty Income Corp. (Equity Real Estate Investment Trusts)	584	40,115
Red Hat, Inc.* (Software)	511	90,876
Regency Centers Corp. (Equity Real Estate Investment Trusts)	219	14,235
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	146	62,673
Republic Services, Inc.—Class A (Commercial Services & Supplies)	292	22,399
ResMed, Inc. (Health Care Equipment & Supplies)	365	34,737
Robert Half International, Inc. (Professional Services)	146	9,407
Rockwell Automation, Inc. (Electrical Equipment)	146	24,750
Rollins, Inc. (Commercial Services & Supplies)	438	16,311
Roper Technologies, Inc. (Industrial Conglomerates)	292	82,712
Ross Stores, Inc. (Specialty Retail)	584	53,798
S&P Global, Inc. (Capital Markets)	657	125,914
Salesforce.com, Inc.* (Software)	2,117	321,720
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	146	26,649
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	438	19,395
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	584	106,357
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	292	21,328
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,752	119,381
Stryker Corp. (Health Care Equipment & Supplies)	511	90,738
SVB Financial Group* (Banks)	146	34,073
Synopsys, Inc.* (Software)	219	20,444
Sysco Corp. (Food & Staples Retailing)	803	51,272
T. Rowe Price Group, Inc. (Capital Markets)	365	34,113
Take-Two Interactive Software, Inc.* (Entertainment)	292	30,821
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	511	19,781
Teleflex, Inc. (Health Care Equipment & Supplies)	146	39,931
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,752	176,391
The Boeing Co. (Aerospace & Defense)	1,460	563,006
The Charles Schwab Corp. (Capital Markets)	1,752	81,941
The Clorox Co. (Household Products)	365	54,159
The Coca-Cola Co. (Beverages)	5,475	263,511
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	73	20,349
The Estee Lauder Cos., Inc.—Class A (Personal Products)	438	59,752
The Hershey Co. (Food Products)	219	23,236
The Home Depot, Inc. (Specialty Retail)	1,460	267,953
The Mosaic Co. (Chemicals)	438	14,139
The Nasdaq OMX Group, Inc. (Capital Markets)	219	19,281
The Procter & Gamble Co. (Household Products)	3,869	373,242
The Progressive Corp. (Insurance)	876	58,946
The Sherwin-Williams Co. (Chemicals)	146	61,542
The TJX Cos., Inc. (Specialty Retail)	3,431	170,623
The Walt Disney Co. (Entertainment)	2,263	252,370
The Western Union Co. (IT Services)	511	9,326
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,095	269,008
Tiffany & Co. (Specialty Retail)	146	12,955
Torchmark Corp. (Insurance)	146	12,229
Total System Services, Inc. (IT Services)	292	26,166
Tractor Supply Co. (Specialty Retail)	365	31,171
TransDigm Group, Inc.* (Aerospace & Defense)	146	57,086
TripAdvisor, Inc.* (Interactive Media & Services)	219	12,566
Twenty-First Century Fox, Inc.—Class A (Entertainment)	1,314	64,793

See accompanying notes to the financial statements.

66 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Twenty-First Century Fox, Inc.—Class B (Entertainment)	584	$28,651
Twitter, Inc.* (Interactive Media & Services)	1,971	66,147
U.S. Bancorp (Banks)	4,161	212,877
UDR, Inc. (Equity Real Estate Investment Trusts)	438	19,163
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	146	42,620
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	365	7,570
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	365	6,913
Union Pacific Corp. (Road & Rail)	2,044	325,139
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	949	100,025
United Rentals, Inc.* (Trading Companies & Distributors)	146	18,288
United Technologies Corp. (Aerospace & Defense)	1,095	129,287
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	146	19,349
V.F. Corp. (Textiles, Apparel & Luxury Goods)	876	73,733
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	219	28,915
VeriSign, Inc.* (IT Services)	292	49,427
Verisk Analytics, Inc.*—Class A (Professional Services)	292	34,284
Verizon Communications, Inc. (Diversified Telecommunication Services)	11,388	627,023
Vertex Pharmaceuticals, Inc.* (Biotechnology)	730	139,364
Visa, Inc.—Class A (IT Services)	4,818	650,478
Vornado Realty Trust (Equity Real Estate Investment Trusts)	219	15,310
Vulcan Materials Co. (Construction Materials)	146	14,841
W.W. Grainger, Inc. (Trading Companies & Distributors)	146	43,127
Waste Management, Inc. (Commercial Services & Supplies)	1,095	104,759
Waters Corp.* (Life Sciences Tools & Services)	146	33,758
WEC Energy Group, Inc. (Multi-Utilities)	438	31,987
WellCare Health Plans, Inc.* (Health Care Providers & Services)	146	40,366
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,022	79,195
Xcel Energy, Inc. (Electric Utilities)	657	34,400
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	730	81,716
Xylem, Inc. (Machinery)	511	36,414
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	876	82,326
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	584	63,983
Zoetis, Inc. (Pharmaceuticals)	730	62,897
TOTAL COMMON STOCKS (Cost $23,561,713)		32,731,604

Collateral for Securities Loaned(NM)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(b)	10,264	10,264
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(b)	776	776
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $11,040)		11,040
TOTAL INVESTMENT SECURITIES (Cost $23,572,753)—100.3%		32,742,644
Net other assets (liabilities)—(0.3)%		(85,378)
NET ASSETS—100.0%		$32,657,266

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $10,937.

(b)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 67

Large-Cap Growth ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$987,508	3.0%
Air Freight & Logistics	187,287	0.6%
Auto Components	34,659	0.1%
Banks	306,530	0.9%
Beverages	686,145	2.1%
Biotechnology	854,969	2.6%
Building Products	24,365	0.1%
Capital Markets	552,152	1.7%
Chemicals	547,557	1.7%
Commercial Services & Supplies	203,014	0.6%
Communications Equipment	692,932	2.1%
Construction Materials	27,739	0.1%
Consumer Finance	136,876	0.4%
Containers & Packaging	41,973	0.1%
Diversified Consumer Services	8,610	NM
Diversified Financial Services	525,155	1.6%
Diversified Telecommunication Services	627,023	1.9%
Electric Utilities	347,011	1.1%
Electrical Equipment	117,175	0.4%
Electronic Equipment, Instruments & Components	63,497	0.2%
Entertainment	806,838	2.5%
Equity Real Estate Investment Trusts	1,067,057	3.3%
Food & Staples Retailing	51,272	0.2%
Food Products	174,003	0.5%
Health Care Equipment & Supplies	1,748,929	5.4%
Health Care Providers & Services	428,474	1.3%
Health Care Technology	48,101	0.1%
Hotels, Restaurants & Leisure	735,157	2.3%
Household Durables	27,537	0.1%
Household Products	616,476	1.9%
Independent Power and Renewable Electricity Producers	32,851	0.1%
Industrial Conglomerates	390,343	1.2%
Insurance	261,893	0.8%
Interactive Media & Services	3,068,064	9.3%
Internet & Direct Marketing Retail	2,073,854	6.4%
IT Services	2,261,952	6.9%
Leisure Products	25,019	0.1%
Life Sciences Tools & Services	556,094	1.7%
Machinery	161,903	0.5%
Media	283,399	0.9%
Metals & Mining	21,243	0.1%
Multiline Retail	100,639	0.3%
Multi-Utilities	167,039	0.5%
Oil, Gas & Consumable Fuels	1,196,788	3.7%
Personal Products	59,752	0.2%
Pharmaceuticals	2,280,525	7.0%
Professional Services	120,190	0.4%
Road & Rail	585,805	1.8%
Semiconductors & Semiconductor Equipment	1,393,990	4.3%
Software	3,530,006	10.7%
Specialty Retail	859,009	2.6%
Technology Hardware, Storage & Peripherals	61,292	0.2%
Textiles, Apparel & Luxury Goods	258,016	0.8%
Tobacco	168,017	0.5%
Trading Companies & Distributors	109,964	0.3%
Water Utilities	27,936	0.1%
Other**	(74,338)	(0.3)%
Total	$32,657,266	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

68 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (99.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	363	$72,709
A.O. Smith Corp. (Building Products)	242	11,582
AbbVie, Inc. (Biotechnology)	968	77,721
Accenture PLC—Class A (IT Services)	484	74,318
Activision Blizzard, Inc. (Entertainment)	968	45,728
Advance Auto Parts, Inc. (Specialty Retail)	121	19,263
Affiliated Managers Group, Inc. (Capital Markets)	121	12,699
Aflac, Inc. (Insurance)	968	46,174
Agilent Technologies, Inc. (Life Sciences Tools & Services)	242	18,404
Alaska Air Group, Inc. (Airlines)	121	7,738
Albemarle Corp. (Chemicals)	121	9,768
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	121	15,937
Align Technology, Inc.* (Health Care Equipment & Supplies)	121	30,123
Allegion PLC (Building Products)	121	10,389
Allergan PLC (Pharmaceuticals)	484	69,686
Alliant Energy Corp. (Electric Utilities)	121	5,381
Altria Group, Inc. (Tobacco)	2,541	125,398
American Airlines Group, Inc. (Airlines)	605	21,641
American Electric Power Co., Inc. (Electric Utilities)	605	47,868
American Express Co. (Consumer Finance)	484	49,707
American International Group, Inc. (Insurance)	1,210	52,308
American Water Works Co., Inc. (Water Utilities)	121	11,576
Ameriprise Financial, Inc. (Capital Markets)	121	15,319
AmerisourceBergen Corp. (Health Care Providers & Services)	242	20,176
Amgen, Inc. (Biotechnology)	242	45,281
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	242	21,277
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	242	23,924
Anthem, Inc. (Health Care Providers & Services)	363	109,989
Aon PLC (Insurance)	121	18,904
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,050	1,006,962
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,331	52,015
Aptiv PLC (Auto Components)	121	9,575
Archer-Daniels-Midland Co. (Food Products)	726	32,597
Arconic, Inc. (Aerospace & Defense)	605	11,386
Arthur J. Gallagher & Co. (Insurance)	121	9,040
Assurant, Inc. (Insurance)	121	11,663
AT&T, Inc. (Diversified Telecommunication Services)	9,801	294,618
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	121	23,343
Avery Dennison Corp. (Containers & Packaging)	121	12,638
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	726	17,112
Ball Corp. (Containers & Packaging)	121	6,326
Bank of America Corp. (Banks)	12,221	347,932
Baxter International, Inc. (Health Care Equipment & Supplies)	363	26,314
BB&T Corp. (Banks)	1,089	53,143
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	121	30,185
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,331	273,574
Best Buy Co., Inc. (Specialty Retail)	363	21,504
Biogen, Inc.* (Biotechnology)	121	40,387
BlackRock, Inc.—Class A (Capital Markets)	121	50,225
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	121	221,770
BorgWarner, Inc. (Auto Components)	242	9,898
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	121	15,956
Brighthouse Financial, Inc.* (Insurance)	121	4,518
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,089	53,764
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	242	20,998
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	121	3,019
Cadence Design Systems, Inc.* (Software)	121	5,812
Campbell Soup Co. (Food Products)	242	8,574
Capital One Financial Corp. (Consumer Finance)	605	48,757
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	242	10,280
Cardinal Health, Inc. (Health Care Providers & Services)	363	18,139
CarMax, Inc.* (Specialty Retail)	121	7,112
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	484	27,869
Caterpillar, Inc. (Machinery)	847	112,786
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	484	22,143
CBS Corp.—Class B (Media)	484	23,939
Celanese Corp. (Chemicals)	121	11,587
Celgene Corp.* (Biotechnology)	484	42,815
Centene Corp.* (Health Care Providers & Services)	242	31,598
CenterPoint Energy, Inc. (Multi-Utilities)	726	22,448
CenturyLink, Inc. (Diversified Telecommunication Services)	1,331	20,391
CF Industries Holdings, Inc. (Chemicals)	121	5,282
Charter Communications, Inc.*—Class A (Media)	121	40,057
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,541	291,326
Chubb, Ltd. (Insurance)	605	80,494
Cigna Corp. (Health Care Providers & Services)	242	48,354
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	121	9,116
Cincinnati Financial Corp. (Insurance)	121	9,816
Citigroup, Inc. (Banks)	3,267	210,591
Citizens Financial Group, Inc. (Banks)	605	20,522
CME Group, Inc. (Capital Markets)	484	88,223
CMS Energy Corp. (Multi-Utilities)	121	6,309
Cognizant Technology Solutions Corp. (IT Services)	726	50,588
Colgate-Palmolive Co. (Household Products)	484	31,305
Comcast Corp.—Class A (Media)	3,267	119,473
Comerica, Inc. (Banks)	121	9,528
ConAgra Foods, Inc. (Food Products)	605	13,092
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	121	14,501

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 69

Common Stocks, continued

	Shares	Value
Consolidated Edison, Inc. (Multi-Utilities)	363	$28,187
Copart, Inc.* (Commercial Services & Supplies)	121	6,126
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,089	36,220
Costco Wholesale Corp. (Food & Staples Retailing)	605	129,851
Coty, Inc. (Personal Products)	605	4,695
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	363	42,493
Cummins, Inc. (Machinery)	242	35,601
CVS Health Corp. (Health Care Providers & Services)	1,694	111,041
D.R. Horton, Inc. (Household Durables)	484	18,610
Danaher Corp. (Health Care Equipment & Supplies)	363	40,264
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	121	12,697
Deere & Co. (Machinery)	484	79,376
Delta Air Lines, Inc. (Airlines)	847	41,867
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	242	10,152
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	121	13,109
Discover Financial Services (Consumer Finance)	121	8,166
Discovery Communications, Inc.*—Class A (Media)	242	6,868
Discovery Communications, Inc.*—Class C (Media)	484	12,899
Dish Network Corp.*—Class A (Media)	363	11,133
Dollar Tree, Inc.* (Multiline Retail)	363	35,149
Dominion Resources, Inc. (Multi-Utilities)	605	42,494
Dover Corp. (Machinery)	242	21,255
DowDuPont, Inc. (Chemicals)	3,025	162,776
DTE Energy Co. (Multi-Utilities)	242	28,496
Duke Energy Corp. (Electric Utilities)	968	84,971
Duke Realty Corp. (Equity Real Estate Investment Trusts)	121	3,538
DXC Technology Co. (IT Services)	363	23,276
E*TRADE Financial Corp. (Capital Markets)	121	5,646
Eastman Chemical Co. (Chemicals)	121	9,755
Eaton Corp. PLC (Electrical Equipment)	363	27,679
eBay, Inc.* (Internet & Direct Marketing Retail)	726	24,430
Edison International (Electric Utilities)	484	27,573
Electronic Arts, Inc.* (Entertainment)	242	22,322
Emerson Electric Co. (Electrical Equipment)	847	55,453
Entergy Corp. (Electric Utilities)	242	21,584
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	726	72,019
Equifax, Inc. (Professional Services)	121	12,949
Equinix, Inc. (Equity Real Estate Investment Trusts)	121	47,674
Equity Residential (Equity Real Estate Investment Trusts)	121	8,780
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	121	32,815
Everest Re Group, Ltd. (Insurance)	121	26,505
Evergy, Inc. (Electric Utilities)	363	20,807
Eversource Energy (Electric Utilities)	242	16,797
Exelon Corp. (Electric Utilities)	1,331	63,569
Expedia, Inc. (Internet & Direct Marketing Retail)	121	14,429
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	121	11,932
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,541	186,204
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	121	16,041
FedEx Corp. (Air Freight & Logistics)	121	21,486
Fifth Third Bancorp (Banks)	847	22,717
First Horizon National Corp. (Banks)	1	12
FirstEnergy Corp. (Electric Utilities)	605	23,716
FleetCor Technologies, Inc.* (IT Services)	121	24,419
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	242	11,829
Flowserve Corp. (Machinery)	121	5,329
Fluor Corp. (Construction & Engineering)	242	8,850
FMC Corp. (Chemicals)	121	9,656
Foot Locker, Inc. (Specialty Retail)	121	6,763
Ford Motor Co. (Automobiles)	5,203	45,786
Fortive Corp. (Machinery)	363	27,221
Fortune Brands Home & Security, Inc. (Building Products)	242	10,963
Franklin Resources, Inc. (Capital Markets)	363	10,748
Freeport-McMoRan, Inc. (Metals & Mining)	1,089	12,676
Garmin, Ltd. (Household Durables)	121	8,371
General Dynamics Corp. (Aerospace & Defense)	363	62,135
General Electric Co. (Industrial Conglomerates)	11,737	119,248
General Mills, Inc. (Food Products)	847	37,641
General Motors Co. (Automobiles)	1,815	70,822
Genuine Parts Co. (Distributors)	242	24,157
Gilead Sciences, Inc. (Biotechnology)	1,694	118,596
H & R Block, Inc. (Diversified Consumer Services)	121	2,854
Halliburton Co. (Energy Equipment & Services)	1,210	37,946
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	242	3,628
Harley-Davidson, Inc. (Automobiles)	242	8,920
Harris Corp. (Aerospace & Defense)	121	18,535
Hartford Financial Services Group, Inc. (Insurance)	484	22,709
Hasbro, Inc. (Leisure Products)	121	10,958
Helmerich & Payne, Inc. (Energy Equipment & Services)	121	6,775
Henry Schein, Inc.* (Health Care Providers & Services)	121	9,402
Hess Corp. (Oil, Gas & Consumable Fuels)	121	6,534
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,936	30,182
Hologic, Inc.* (Health Care Equipment & Supplies)	121	5,372
Honeywell International, Inc. (Industrial Conglomerates)	484	69,517
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	484	8,741
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,178	47,981
Huntington Bancshares, Inc. (Banks)	1,452	19,224

See accompanying notes to the financial statements.

70 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	121	$24,980
Illinois Tool Works, Inc. (Machinery)	242	33,229
Incyte Corp.* (Biotechnology)	121	9,751
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,057	96,926
International Business Machines Corp. (IT Services)	1,210	162,647
International Flavors & Fragrances, Inc. (Chemicals)	121	17,155
International Paper Co. (Containers & Packaging)	605	28,695
Invesco, Ltd. (Capital Markets)	605	11,023
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	121	16,093
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	121	15,610
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	363	13,504
J.B. Hunt Transport Services, Inc. (Road & Rail)	121	12,952
Jack Henry & Associates, Inc. (IT Services)	121	16,160
Jacobs Engineering Group, Inc. (Construction & Engineering)	121	7,841
Jefferies Financial Group, Inc. (Diversified Financial Services)	363	7,554
Johnson & Johnson (Pharmaceuticals)	1,452	193,233
Johnson Controls International PLC (Building Products)	1,210	40,862
JPMorgan Chase & Co. (Banks)	4,477	463,369
Juniper Networks, Inc. (Communications Equipment)	484	12,555
Kansas City Southern Industries, Inc. (Road & Rail)	121	12,796
KeyCorp (Banks)	1,331	21,922
Kimberly-Clark Corp. (Household Products)	242	26,954
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	605	10,291
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,541	45,992
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	121	12,895
Kohl’s Corp. (Multiline Retail)	242	16,623
L Brands, Inc. (Specialty Retail)	363	10,106
L3 Technologies, Inc. (Aerospace & Defense)	121	23,822
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	121	16,861
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	242	41,038
Leggett & Platt, Inc. (Household Durables)	121	4,956
Lennar Corp.—Class A (Household Durables)	363	17,213
Lincoln National Corp. (Insurance)	242	14,155
Linde PLC (Chemicals)	242	39,448
LKQ Corp.* (Distributors)	484	12,690
Lockheed Martin Corp. (Aerospace & Defense)	121	35,052
Loews Corp. (Insurance)	363	17,388
Lowe’s Cos., Inc. (Specialty Retail)	605	58,177
LyondellBasell Industries N.V.—Class A (Chemicals)	363	31,570
M&T Bank Corp. (Banks)	242	39,819
Macy’s, Inc. (Multiline Retail)	242	6,365
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	968	64,140
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	243	27,790
Marsh & McLennan Cos., Inc. (Insurance)	242	21,342
Martin Marietta Materials, Inc. (Construction Materials)	121	21,378
Masco Corp. (Building Products)	242	7,843
Mattel, Inc.* (Leisure Products)	242	2,865
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	121	6,567
McKesson Corp. (Health Care Providers & Services)	242	31,037
MetLife, Inc. (Insurance)	1,331	60,787
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	121	77,217
MGM Resorts International (Hotels, Restaurants & Leisure)	726	21,373
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	121	9,725
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,452	55,495
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	121	12,255
Mohawk Industries, Inc.* (Household Durables)	121	15,584
Molson Coors Brewing Co.—Class B (Beverages)	242	16,120
Mondelez International, Inc.—Class A (Food Products)	1,936	89,560
Moody’s Corp. (Capital Markets)	121	19,180
Morgan Stanley (Capital Markets)	1,815	76,774
Mylan N.V.* (Pharmaceuticals)	726	21,744
National Oilwell Varco, Inc. (Energy Equipment & Services)	484	14,268
Nektar Therapeutics* (Pharmaceuticals)	242	10,246
Newell Rubbermaid, Inc. (Household Durables)	242	5,133
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	121	2,212
Newmont Mining Corp. (Metals & Mining)	726	24,764
News Corp.—Class A (Media)	484	6,210
News Corp.—Class B (Media)	121	1,565
Nielsen Holdings PLC (Professional Services)	484	12,429
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	847	69,352
NiSource, Inc. (Multi-Utilities)	484	13,204
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	605	13,516
Nordstrom, Inc. (Multiline Retail)	121	5,616
Norfolk Southern Corp. (Road & Rail)	121	20,296
Northern Trust Corp. (Capital Markets)	121	10,704
Northrop Grumman Corp. (Aerospace & Defense)	242	66,684
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	242	12,446
Nucor Corp. (Metals & Mining)	363	22,230
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	363	52,181
Omnicom Group, Inc. (Media)	242	18,847
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	242	15,539

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 71

Common Stocks, continued

	Shares	Value
Oracle Corp. (Software)	1,815	$91,167
PACCAR, Inc. (Machinery)	484	31,712
Packaging Corp. of America (Containers & Packaging)	121	11,413
Parker-Hannifin Corp. (Machinery)	121	19,942
Paychex, Inc. (IT Services)	121	8,567
Pentair PLC (Machinery)	242	9,968
People’s United Financial, Inc. (Banks)	484	7,928
PepsiCo, Inc. (Beverages)	726	81,798
PerkinElmer, Inc. (Life Sciences Tools & Services)	121	10,951
Perrigo Co. PLC (Pharmaceuticals)	121	5,620
Philip Morris International, Inc. (Tobacco)	968	74,265
Phillips 66 (Oil, Gas & Consumable Fuels)	605	57,723
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	242	34,441
PNC Financial Services Group, Inc. (Banks)	605	74,215
PPG Industries, Inc. (Chemicals)	121	12,758
PPL Corp. (Electric Utilities)	968	30,318
Principal Financial Group, Inc. (Insurance)	363	18,175
Prologis, Inc. (Equity Real Estate Investment Trusts)	847	58,579
Prudential Financial, Inc. (Insurance)	605	55,745
Public Service Enterprise Group, Inc. (Multi-Utilities)	726	39,603
PulteGroup, Inc. (Household Durables)	363	10,095
PVH Corp. (Textiles, Apparel & Luxury Goods)	121	13,202
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	121	7,909
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	726	35,952
Quanta Services, Inc. (Construction & Engineering)	242	8,552
Quest Diagnostics, Inc. (Health Care Providers & Services)	242	21,139
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	121	14,053
Raymond James Financial, Inc. (Capital Markets)	121	9,741
Raytheon Co. (Aerospace & Defense)	242	39,872
Realty Income Corp. (Equity Real Estate Investment Trusts)	121	8,311
Regency Centers Corp. (Equity Real Estate Investment Trusts)	121	7,865
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	121	51,942
Regions Financial Corp. (Banks)	1,331	20,191
Republic Services, Inc.—Class A (Commercial Services & Supplies)	121	9,282
Robert Half International, Inc. (Professional Services)	121	7,796
Rockwell Automation, Inc. (Electrical Equipment)	121	20,512
Ross Stores, Inc. (Specialty Retail)	242	22,293
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	242	29,052
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	121	22,086
Schlumberger, Ltd. (Energy Equipment & Services)	1,815	80,240
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	121	5,358
Sealed Air Corp. (Containers & Packaging)	242	9,559
Sempra Energy (Multi-Utilities)	363	42,464
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	121	22,037
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	121	8,838
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	121	11,184
Snap-on, Inc. (Machinery)	121	20,085
Southwest Airlines Co. (Airlines)	726	41,208
Stanley Black & Decker, Inc. (Machinery)	242	30,598
Starbucks Corp. (Hotels, Restaurants & Leisure)	847	57,715
State Street Corp. (Capital Markets)	484	34,316
Stryker Corp. (Health Care Equipment & Supplies)	121	21,486
SunTrust Banks, Inc. (Banks)	605	35,949
Symantec Corp. (Software)	847	17,804
Synchrony Financial (Consumer Finance)	847	25,444
Synopsys, Inc.* (Software)	121	11,295
Sysco Corp. (Food & Staples Retailing)	242	15,452
T. Rowe Price Group, Inc. (Capital Markets)	121	11,309
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	121	4,684
Target Corp. (Multiline Retail)	726	52,997
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	484	39,180
TechnipFMC PLC (Energy Equipment & Services)	605	13,891
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	484	48,729
Textron, Inc. (Aerospace & Defense)	363	19,322
The AES Corp. (Independent Power and Renewable Electricity Producers)	847	13,882
The Allstate Corp. (Insurance)	484	42,529
The Bank of New York Mellon Corp. (Capital Markets)	1,210	63,307
The Charles Schwab Corp. (Capital Markets)	726	33,955
The Coca-Cola Co. (Beverages)	2,420	116,475
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	121	33,730
The Estee Lauder Cos., Inc.—Class A (Personal Products)	121	16,507
The Gap, Inc. (Specialty Retail)	242	6,156
The Goldman Sachs Group, Inc. (Capital Markets)	484	95,836
The Goodyear Tire & Rubber Co. (Auto Components)	363	7,692
The Hershey Co. (Food Products)	121	12,838
The Home Depot, Inc. (Specialty Retail)	847	155,450
The Interpublic Group of Cos., Inc. (Media)	484	11,011
The JM Smucker Co.—Class A (Food Products)	121	12,690
The Kraft Heinz Co. (Food Products)	847	40,707
The Kroger Co. (Food & Staples Retailing)	1,089	30,851
The Macerich Co. (Equity Real Estate Investment Trusts)	121	5,585
The Mosaic Co. (Chemicals)	242	7,812
The Nasdaq OMX Group, Inc. (Capital Markets)	121	10,653

See accompanying notes to the financial statements.

72 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
The Procter & Gamble Co. (Household Products)	1,452	$140,075
The Progressive Corp. (Insurance)	363	24,426
The Sherwin-Williams Co. (Chemicals)	121	51,004
The Southern Co. (Electric Utilities)	1,331	64,687
The Travelers Cos., Inc. (Insurance)	363	45,571
The Walt Disney Co. (Entertainment)	847	94,458
The Western Union Co. (IT Services)	363	6,625
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,573	42,361
Tiffany & Co. (Specialty Retail)	121	10,736
Torchmark Corp. (Insurance)	121	10,135
Total System Services, Inc. (IT Services)	121	10,843
TripAdvisor, Inc.* (Interactive Media & Services)	121	6,943
Twenty-First Century Fox, Inc.—Class A (Entertainment)	726	35,799
Twenty-First Century Fox, Inc.—Class B (Entertainment)	363	17,809
Tyson Foods, Inc.—Class A (Food Products)	363	22,477
UDR, Inc. (Equity Real Estate Investment Trusts)	121	5,294
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	121	2,510
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	121	2,292
United Continental Holdings, Inc.* (Airlines)	363	31,679
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	484	51,014
United Rentals, Inc.* (Trading Companies & Distributors)	121	15,156
United Technologies Corp. (Aerospace & Defense)	605	71,433
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,331	359,635
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	121	16,036
Unum Group (Insurance)	242	8,412
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	605	53,131
Ventas, Inc. (Equity Real Estate Investment Trusts)	484	31,213
Verisk Analytics, Inc.*—Class A (Professional Services)	121	14,207
Viacom, Inc.—Class B (Entertainment)	484	14,239
Vornado Realty Trust (Equity Real Estate Investment Trusts)	121	8,459
Vulcan Materials Co. (Construction Materials)	121	12,300
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,089	78,691
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,936	185,526
Waters Corp.* (Life Sciences Tools & Services)	121	27,978
WEC Energy Group, Inc. (Multi-Utilities)	242	17,673
Wells Fargo & Co. (Banks)	5,687	278,151
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	363	16,331
WestRock Co. (Containers & Packaging)	363	14,778
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	968	25,400
Whirlpool Corp. (Household Durables)	121	16,094
Willis Towers Watson PLC (Insurance)	121	19,698
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	121	14,884
Xcel Energy, Inc. (Electric Utilities)	363	19,007
Xerox Corp. (Technology Hardware, Storage & Peripherals)	242	6,827
Zions Bancorp (Banks)	242	11,517
Zoetis, Inc. (Pharmaceuticals)	242	20,851
TOTAL COMMON STOCKS (Cost $12,894,208)		15,267,367
TOTAL INVESTMENT SECURITIES (Cost $12,894,208)—99.7%		15,267,367
Net other assets (liabilities)—0.3%		52,348
NET ASSETS—100.0%		$15,319,715

*       Non-income producing security.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 73

Large-Cap Value ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$373,221	2.4%
Air Freight & Logistics	93,498	0.6%
Airlines	144,133	0.9%
Auto Components	27,165	0.2%
Automobiles	125,528	0.8%
Banks	1,636,729	10.7%
Beverages	214,393	1.4%
Biotechnology	386,493	2.5%
Building Products	81,639	0.5%
Capital Markets	559,658	3.7%
Chemicals	368,571	2.4%
Commercial Services & Supplies	15,408	0.1%
Communications Equipment	12,555	0.1%
Construction & Engineering	25,243	0.2%
Construction Materials	33,678	0.2%
Consumer Finance	132,074	0.9%
Containers & Packaging	83,409	0.5%
Distributors	36,847	0.2%
Diversified Consumer Services	2,854	NM
Diversified Financial Services	281,128	1.8%
Diversified Telecommunication Services	315,009	2.1%
Electric Utilities	426,277	2.8%
Electrical Equipment	103,644	0.7%
Electronic Equipment, Instruments & Components	124,599	0.8%
Energy Equipment & Services	170,232	1.1%
Entertainment	230,355	1.5%
Equity Real Estate Investment Trusts	482,422	3.1%
Food & Staples Retailing	440,372	2.9%
Food Products	270,176	1.8%
Health Care Equipment & Supplies	197,626	1.3%
Health Care Providers & Services	793,408	5.2%
Hotels, Restaurants & Leisure	203,826	1.3%
Household Durables	96,056	0.6%
Household Products	198,334	1.3%
Independent Power and Renewable Electricity Producers	13,882	0.1%
Industrial Conglomerates	261,474	1.7%
Insurance	620,494	4.1%
Interactive Media & Services	6,943	NM
Internet & Direct Marketing Retail	260,629	1.7%
IT Services	377,443	2.5%
Leisure Products	13,823	0.1%
Life Sciences Tools & Services	150,160	1.0%
Machinery	427,102	2.8%
Media	252,002	1.6%
Metals & Mining	59,670	0.4%
Multiline Retail	116,750	0.8%
Multi-Utilities	240,878	1.6%
Oil, Gas & Consumable Fuels	911,773	6.0%
Personal Products	21,202	0.1%
Pharmaceuticals	375,144	2.4%
Professional Services	47,381	0.3%
Real Estate Management & Development	22,143	0.1%
Road & Rail	46,044	0.3%
Semiconductors & Semiconductor Equipment	452,194	3.0%
Software	126,078	0.8%
Specialty Retail	317,561	2.1%
Technology Hardware, Storage & Peripherals	1,113,641	7.3%
Textiles, Apparel & Luxury Goods	120,001	0.8%
Tobacco	199,663	1.3%
Trading Companies & Distributors	15,156	0.1%
Water Utilities	11,576	0.1%
Other**	52,348	0.3%
Total	$15,319,715	100.0%

**     Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM     Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

74 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (58.2%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	484	$24,229
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	616	16,854
ACI Worldwide, Inc.* (Software)	836	24,712
Acuity Brands, Inc. (Electrical Equipment)	264	31,920
Adient PLC (Auto Components)	616	12,160
Adtalem Global Education, Inc.* (Diversified Consumer Services)	396	19,364
AECOM Technology Corp.* (Construction & Engineering)	1,100	33,671
AGCO Corp. (Machinery)	484	31,073
Alexander & Baldwin, Inc.* (Equity Real Estate Investment Trusts)	484	11,151
Alleghany Corp. (Insurance)	88	55,578
Allegheny Technologies, Inc.* (Metals & Mining)	880	24,103
ALLETE, Inc. (Electric Utilities)	352	27,083
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,232	14,525
AMC Networks, Inc.*—Class A (Media)	308	19,386
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	968	44,547
American Eagle Outfitters, Inc. (Specialty Retail)	1,188	25,091
American Financial Group, Inc. (Insurance)	484	46,169
Apergy Corp.* (Energy Equipment & Services)	528	17,751
AptarGroup, Inc. (Containers & Packaging)	440	43,614
Aqua America, Inc. (Water Utilities)	1,232	43,182
ARRIS International PLC* (Communications Equipment)	1,144	35,910
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	616	46,785
ASGN, Inc.* (Professional Services)	352	22,172
Ashland Global Holdings, Inc. (Chemicals)	440	33,396
Aspen Insurance Holdings, Ltd. (Insurance)	440	18,361
Associated Banc-Corp. (Banks)	1,188	25,720
Atmos Energy Corp. (Gas Utilities)	836	81,618
AutoNation, Inc.* (Specialty Retail)	396	15,345
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	352	16,034
Avis Budget Group, Inc.* (Road & Rail)	440	11,722
Avnet, Inc. (Electronic Equipment, Instruments & Components)	792	32,630
BancorpSouth Bank (Banks)	660	19,259
Bank of Hawaii Corp. (Banks)	308	23,818
Bank OZK (Banks)	836	25,364
Bed Bath & Beyond, Inc. (Specialty Retail)	968	14,607
Belden, Inc. (Electronic Equipment, Instruments & Components)	264	14,153
Bemis Co., Inc. (Containers & Packaging)	660	32,234
Big Lots, Inc. (Multiline Retail)	264	8,327
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	132	32,983
Bio-Techne Corp. (Life Sciences Tools & Services)	264	46,057
Black Hills Corp. (Multi-Utilities)	396	26,884
Blackbaud, Inc. (Software)	352	25,203
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	572	15,627
Brinker International, Inc. (Hotels, Restaurants & Leisure)	264	10,697
Brown & Brown, Inc. (Insurance)	1,628	44,216
Brunswick Corp. (Leisure Products)	616	30,997
Cable One, Inc. (Media)	44	38,910
Cabot Corp. (Chemicals)	440	20,632
CACI International, Inc.*—Class A (IT Services)	176	29,424
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,584	12,894
Camden Property Trust (Equity Real Estate Investment Trusts)	660	63,986
Cantel Medical Corp. (Health Care Equipment & Supplies)	264	21,495
Carlisle Cos., Inc. (Industrial Conglomerates)	440	47,401
Carpenter Technology Corp. (Metals & Mining)	352	16,636
Cars.com, Inc.* (Interactive Media & Services)	440	12,016
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	308	25,533
Casey’s General Stores, Inc. (Food & Staples Retailing)	264	33,972
Catalent, Inc.* (Pharmaceuticals)	1,012	37,373
Cathay General Bancorp, Inc. (Banks)	528	19,599
CDK Global, Inc. (Software)	924	45,193
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	352	43,363
Chemed Corp. (Health Care Providers & Services)	132	39,328
Chemical Financial Corp. (Banks)	484	21,519
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	7,392	21,067
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	264	24,283
Ciena Corp.* (Communications Equipment)	1,012	38,548
Cinemark Holdings, Inc. (Entertainment)	748	30,608
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	440	16,346
Clean Harbors, Inc.* (Commercial Services & Supplies)	352	20,842
CNO Financial Group, Inc. (Insurance)	1,144	20,455
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,452	17,627
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,232	56,056
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	176	20,803
Commerce Bancshares, Inc. (Banks)	704	42,099
Commercial Metals Co. (Metals & Mining)	836	14,588
CommVault Systems, Inc.* (Software)	264	17,442
Compass Minerals International, Inc. (Metals & Mining)	220	11,495
Core Laboratories N.V. (Energy Equipment & Services)	308	20,778
Corecivic, Inc. (Equity Real Estate Investment Trusts)	836	16,611
CoreLogic, Inc.* (IT Services)	572	20,764
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	264	26,081
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	748	18,468
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,948	26,090
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)(a)	176	29,441

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 75

Common Stocks, continued

	Shares	Value
Crane Co. (Machinery)	352	$29,132
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	704	35,503
Cullen/Frost Bankers, Inc. (Banks)	440	42,803
Curtiss-Wright Corp. (Aerospace & Defense)	308	34,964
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,552	35,396
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	748	40,542
Dana Holding Corp. (Auto Components)	1,012	17,831
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	220	28,259
Delphi Technologies PLC (Auto Components)	616	11,033
Deluxe Corp. (Commercial Services & Supplies)	308	14,467
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	440	4,809
Dick’s Sporting Goods, Inc. (Specialty Retail)	528	18,644
Dillard’s, Inc.—Class A (Multiline Retail)(a)	132	8,816
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	308	87,390
Domtar Corp. (Paper & Forest Products)	440	20,636
Donaldson Co., Inc. (Machinery)	880	41,606
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,144	43,278
Dril-Quip, Inc.* (Energy Equipment & Services)	264	9,884
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	572	39,119
Dycom Industries, Inc.* (Construction & Engineering)	220	12,771
Eagle Materials, Inc. (Construction Materials)	308	21,868
East West Bancorp, Inc. (Banks)	1,012	50,924
Eaton Vance Corp. (Capital Markets)	836	32,203
Edgewell Personal Care Co.* (Personal Products)	396	15,622
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	440	20,513
EMCOR Group, Inc. (Construction & Engineering)	396	25,831
Encompass Health Corp. (Health Care Providers & Services)	704	47,055
Energizer Holdings, Inc. (Household Products)	440	20,856
EnerSys (Electrical Equipment)	308	26,260
Ensco PLCADR—Class A (Energy Equipment & Services)	3,080	13,552
EPR Properties (Equity Real Estate Investment Trusts)	528	38,576
EQT Corp. (Oil, Gas & Consumable Fuels)	1,804	35,125
Equitrans Midstream Corp.* (Oil, Gas & Consumable Fuels)	1,452	30,231
Esterline Technologies Corp.* (Aerospace & Defense)	176	21,419
Evercore Partners, Inc.—Class A (Capital Markets)	264	23,615
Exelixis, Inc.* (Biotechnology)	2,112	49,780
F.N.B. Corp. (Banks)	2,288	26,655
FactSet Research Systems, Inc. (Capital Markets)	264	57,718
Fair Isaac Corp.* (Software)	220	49,544
Federated Investors, Inc.—Class B (Capital Markets)	660	17,246
First American Financial Corp. (Insurance)	792	39,663
First Horizon National Corp. (Banks)	2,288	33,588
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	880	28,794
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	528	26,712
Five Below, Inc.* (Specialty Retail)	396	48,996
Flowers Foods, Inc. (Food Products)	1,276	25,086
Fulton Financial Corp. (Banks)	1,232	19,774
GATX Corp. (Trading Companies & Distributors)	264	19,980
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	396	31,094
Gentex Corp. (Auto Components)	1,848	39,140
Genworth Financial, Inc.*—Class A (Insurance)	3,520	17,037
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	528	23,786
Graco, Inc. (Machinery)	1,188	51,476
Graham Holdings Co.—Class B (Diversified Consumer Services)	44	29,260
Granite Construction, Inc. (Construction & Engineering)	308	13,312
Green Dot Corp.*—Class A (Consumer Finance)	352	26,055
Greif, Inc.—Class A (Containers & Packaging)	176	6,864
Haemonetics Corp.* (Health Care Equipment & Supplies)	352	34,816
Hancock Holding Co. (Banks)	616	25,305
Hawaiian Electric Industries, Inc. (Electric Utilities)	748	27,818
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	880	28,415
Healthcare Services Group, Inc. (Commercial Services & Supplies)	528	23,031
HealthEquity, Inc.* (Health Care Providers & Services)	396	24,687
Helen of Troy, Ltd.* (Household Durables)	176	20,423
Herman Miller, Inc. (Commercial Services & Supplies)	396	13,555
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	748	33,151
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	484	48,410
HNI Corp. (Commercial Services & Supplies)	308	11,972
Home BancShares, Inc. (Banks)	1,100	20,141
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,144	30,499
Hubbell, Inc. (Electrical Equipment)	396	43,295
ICU Medical, Inc.* (Health Care Equipment & Supplies)	132	32,842
IDACORP, Inc. (Electric Utilities)	352	34,320
IDEX Corp. (Machinery)	528	72,789
Ingredion, Inc. (Food Products)	484	47,916
Inogen, Inc.* (Health Care Equipment & Supplies)	132	19,960
Insperity, Inc. (Professional Services)	264	28,164
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	484	22,922
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	924	45,137

See accompanying notes to the financial statements.

76 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Interactive Brokers Group, Inc.—Class A (Capital Markets)	528	$26,611
InterDigital, Inc. (Communications Equipment)	220	16,018
International Bancshares Corp. (Banks)	396	14,046
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	176	7,647
ITT, Inc. (Machinery)	616	32,377
j2 Global, Inc. (Software)	308	23,149
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,012	26,970
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	176	14,247
Janus Henderson Group PLC (Capital Markets)	1,188	25,934
JBG Smith Properties (Equity Real Estate Investment Trusts)	748	28,910
JetBlue Airways Corp.* (Airlines)	2,156	38,786
John Wiley & Sons, Inc.—Class A (Media)	308	15,948
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	308	44,170
KB Home (Household Durables)	616	13,189
KBR, Inc. (Construction & Engineering)	1,012	17,406
Kemper Corp. (Insurance)	440	33,079
Kennametal, Inc. (Machinery)	572	21,496
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	704	49,604
Kirby Corp.* (Marine)	396	29,664
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	880	27,940
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	616	45,861
Lancaster Colony Corp. (Food Products)	132	20,997
Landstar System, Inc. (Road & Rail)	308	31,287
Legg Mason, Inc. (Capital Markets)	616	18,357
Leidos Holdings, Inc. (IT Services)	1,056	61,247
LendingTree, Inc.* (Thrifts & Mortgage Finance)	44	13,039
Lennox International, Inc. (Building Products)	264	60,530
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,056	49,780
Life Storage, Inc. (Equity Real Estate Investment Trusts)	308	30,267
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	132	15,589
Lincoln Electric Holdings, Inc. (Machinery)	440	38,034
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	176	30,927
LivaNova PLC* (Health Care Equipment & Supplies)	352	32,497
Live Nation Entertainment, Inc.* (Entertainment)	968	51,798
LiveRamp Holdings, Inc.* (IT Services)	528	22,936
LogMeIn, Inc. (Software)	352	32,743
Louisiana-Pacific Corp. (Paper & Forest Products)	1,012	24,673
Lumentum Holdings, Inc.* (Communications Equipment)	528	25,824
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	616	12,690
Mallinckrodt PLC* (Pharmaceuticals)	572	12,504
Manhattan Associates, Inc.* (Software)	440	21,459
ManpowerGroup, Inc. (Professional Services)	440	34,773
MarketAxess Holdings, Inc. (Capital Markets)	264	56,699
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	308	27,270
Masimo Corp.* (Health Care Equipment & Supplies)	352	43,785
MasTec, Inc.* (Construction & Engineering)	440	19,527
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	748	14,586
MAXIMUS, Inc. (IT Services)	440	30,857
MB Financial, Inc. (Banks)	572	25,385
McDermott International, Inc.* (Energy Equipment & Services)	1,276	11,254
MDU Resources Group, Inc. (Multi-Utilities)	1,364	35,069
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,552	46,446
Medidata Solutions, Inc.* (Health Care Technology)	440	31,223
MEDNAX, Inc.* (Health Care Providers & Services)	616	22,244
Mercury General Corp. (Insurance)	176	9,099
Meredith Corp. (Media)	264	14,327
Minerals Technologies, Inc. (Chemicals)	264	15,462
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	396	32,325
Molina Healthcare, Inc.* (Health Care Providers & Services)	440	58,511
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	264	33,412
MSA Safety, Inc. (Commercial Services & Supplies)	264	26,448
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	308	25,715
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,144	31,288
Murphy USA, Inc.* (Specialty Retail)	220	16,181
National Fuel Gas Co. (Gas Utilities)	616	35,297
National Instruments Corp. (Electronic Equipment, Instruments & Components)	792	35,022
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,100	57,981
Navient Corp. (Consumer Finance)	1,628	18,559
NCR Corp.* (Technology Hardware, Storage & Peripherals)	836	22,363
NetScout Systems, Inc.* (Communications Equipment)	484	12,550
New Jersey Resources Corp. (Gas Utilities)	616	29,876
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,432	39,880
NewMarket Corp. (Chemicals)	44	17,648
Nordson Corp. (Machinery)	352	45,633
NorthWestern Corp. (Multi-Utilities)	352	22,496
NOW, Inc.* (Trading Companies & Distributors)	748	10,120
Nu Skin Enterprises, Inc.—Class A (Personal Products)	396	25,998
NuVasive, Inc.* (Health Care Equipment & Supplies)	352	17,649
nVent Electric PLC (Electrical Equipment)	1,144	28,623
NVR, Inc.* (Household Durables)	44	117,040
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,892	11,390

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 77

Common Stocks, continued

	Shares	Value
Oceaneering International, Inc.* (Energy Equipment & Services)	704	$11,046
OGE Energy Corp. (Electric Utilities)	1,408	57,658
Old Dominion Freight Line, Inc. (Road & Rail)	440	59,810
Old Republic International Corp. (Insurance)	1,980	39,897
Olin Corp. (Chemicals)	1,188	28,049
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	352	27,516
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,408	56,588
ONE Gas, Inc. (Gas Utilities)	352	28,917
Oshkosh Corp. (Machinery)	484	36,324
Owens-Illinois, Inc. (Containers & Packaging)	1,100	22,077
PacWest Bancorp (Banks)	836	32,261
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	176	7,443
Patterson Cos., Inc. (Health Care Providers & Services)	572	12,750
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,540	18,680
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	836	30,614
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	880	28,204
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	748	18,132
Perspecta, Inc. (IT Services)	1,012	20,291
Pinnacle Financial Partners, Inc. (Banks)	528	28,391
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,320	9,517
Plantronics, Inc. (Communications Equipment)	220	8,534
PNM Resources, Inc. (Electric Utilities)	572	24,361
Polaris Industries, Inc. (Leisure Products)	396	33,217
PolyOne Corp. (Chemicals)	572	18,516
Pool Corp. (Distributors)	264	39,576
Post Holdings, Inc.* (Food Products)	484	44,925
Potlatch Corp. (Equity Real Estate Investment Trusts)	526	19,399
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	396	41,964
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	352	9,828
Primerica, Inc. (Insurance)	308	34,610
Prosperity Bancshares, Inc. (Banks)	484	34,432
PTC, Inc.* (Software)	748	63,424
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,672	13,827
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,452	16,016
Rayonier, Inc. (Equity Real Estate Investment Trusts)	924	28,127
Realogy Holdings Corp. (Real Estate Management & Development)(a)	836	14,839
Regal Beloit Corp. (Electrical Equipment)	308	23,642
Reinsurance Group of America, Inc. (Insurance)	440	63,559
Reliance Steel & Aluminum Co. (Metals & Mining)	484	39,630
RenaissanceRe Holdings, Ltd. (Insurance)	264	36,440
Resideo Technologies, Inc.* (Building Products)	880	19,298
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	880	10,727
Royal Gold, Inc. (Metals & Mining)	440	38,443
RPM International, Inc. (Chemicals)	924	52,816
Ryder System, Inc. (Road & Rail)	352	20,384
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,276	26,209
Sabre Corp. (IT Services)	1,936	44,489
Sally Beauty Holdings, Inc.* (Specialty Retail)	836	14,396
Sanderson Farms, Inc. (Food Products)	132	16,249
Science Applications International Corp. (IT Services)	352	23,633
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	396	9,924
SEI Investments Co. (Capital Markets)	924	43,927
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,672	23,023
Sensient Technologies Corp. (Chemicals)	308	19,336
Service Corp. International (Diversified Consumer Services)	1,276	54,766
Signature Bank (Banks)	396	50,415
Signet Jewelers, Ltd. (Specialty Retail)	352	8,575
Silgan Holdings, Inc. (Containers & Packaging)	528	14,583
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	308	23,562
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	484	29,810
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	924	25,105
SLM Corp.* (Consumer Finance)	3,080	32,987
SM Energy Co. (Oil, Gas & Consumable Fuels)	704	13,812
Sonoco Products Co. (Containers & Packaging)	704	40,536
Sotheby’s*—Class A (Diversified Consumer Services)	264	10,663
Southwest Gas Corp. (Gas Utilities)	352	27,569
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,092	17,882
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	880	21,102
Steel Dynamics, Inc. (Metals & Mining)	1,628	59,568
Stericycle, Inc.* (Commercial Services & Supplies)	616	27,153
STERIS PLC (Health Care Equipment & Supplies)	616	70,260
Sterling Bancorp (Banks)	1,584	30,476
Stifel Financial Corp. (Capital Markets)	528	25,275
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	264	10,507
Syneos Health, Inc.* (Life Sciences Tools & Services)	440	22,458
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	308	29,802
Synovus Financial Corp. (Banks)	1,188	42,079
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	660	15,015
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	440	21,912
TCF Financial Corp. (Banks)	1,188	26,326
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	264	25,246
TEGNA, Inc. (Media)	1,496	17,563
Teledyne Technologies, Inc.* (Aerospace & Defense)	264	59,194

See accompanying notes to the financial statements.

78 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	660	$23,905
Tempur Sealy International, Inc.* (Household Durables)	308	16,330
Tenet Healthcare Corp.* (Health Care Providers & Services)	572	12,578
Teradata Corp.* (IT Services)	836	37,102
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,276	45,923
Terex Corp. (Machinery)	440	13,512
Texas Capital Bancshares, Inc.* (Banks)	352	20,511
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	484	29,447
The Boston Beer Co., Inc.*—Class A (Beverages)	44	10,963
The Brink’s Co. (Commercial Services & Supplies)	352	26,066
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	308	13,823
The Chemours Co. (Chemicals)	1,188	42,471
The Dun & Bradstreet Corp. (Professional Services)	264	38,212
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	836	18,852
The Hain Celestial Group, Inc.* (Food Products)	616	11,291
The Hanover Insurance Group, Inc. (Insurance)	308	35,124
The Michaels Cos., Inc.* (Specialty Retail)	616	8,538
The New York Times Co.—Class A (Media)	1,012	26,019
The Scotts Miracle-Gro Co.—Class A (Chemicals)	264	19,628
The Timken Co. (Machinery)	484	20,614
The Toro Co. (Machinery)	748	44,506
The Ultimate Software Group, Inc.* (Software)	220	60,075
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,320	22,862
Thor Industries, Inc. (Automobiles)	352	22,922
Toll Brothers, Inc. (Household Durables)	968	35,758
Tootsie Roll Industries, Inc. (Food Products)(a)	132	4,574
Transocean, Ltd.* (Energy Equipment & Services)	3,564	30,544
TreeHouse Foods, Inc.* (Food Products)	396	23,111
TRI Pointe Group, Inc.* (Household Durables)	1,012	13,611
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,760	66,282
Trinity Industries, Inc. (Machinery)	1,012	23,661
Trustmark Corp. (Banks)	484	15,261
Tupperware Brands Corp. (Household Durables)	352	9,599
Tyler Technologies, Inc.* (Software)	264	49,946
UGI Corp. (Gas Utilities)	1,232	70,260
UMB Financial Corp. (Banks)	308	19,823
Umpqua Holdings Corp. (Banks)	1,540	27,227
United Bankshares, Inc. (Banks)	704	24,900
United States Steel Corp. (Metals & Mining)	1,232	27,769
United Therapeutics Corp.* (Biotechnology)	308	35,522
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,276	25,405
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	308	31,980
Urban Edge Properties (Equity Real Estate Investment Trusts)	792	16,173
Urban Outfitters, Inc.* (Specialty Retail)	528	17,054
Valley National Bancorp (Banks)	2,332	23,577
Valmont Industries, Inc. (Construction & Engineering)	176	22,704
Valvoline, Inc. (Chemicals)	1,320	29,185
Vectren Corp. (Multi-Utilities)	572	41,402
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	748	27,504
ViaSat, Inc.* (Communications Equipment)	396	24,825
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	924	18,018
Visteon Corp.* (Auto Components)	220	16,916
W.R. Berkley Corp. (Insurance)	660	50,747
Wabtec Corp. (Machinery)	616	42,603
Washington Federal, Inc. (Thrifts & Mortgage Finance)	572	16,639
Watsco, Inc. (Trading Companies & Distributors)	220	32,445
Webster Financial Corp. (Banks)	660	35,561
Weight Watchers International, Inc.* (Diversified Consumer Services)	264	8,448
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	836	23,985
Werner Enterprises, Inc. (Road & Rail)	308	10,139
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	528	57,166
WEX, Inc.* (IT Services)	308	49,690
Williams-Sonoma, Inc. (Specialty Retail)	572	31,134
Wintrust Financial Corp. (Banks)	396	28,171
Woodward, Inc. (Machinery)	396	35,977
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	484	12,047
World Wrestling Entertainment, Inc.—Class A (Entertainment)	308	25,361
Worthington Industries, Inc. (Metals & Mining)	264	9,961
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,772	33,985
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	704	29,667
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	704	34,559
Yelp, Inc.* (Interactive Media & Services)	528	19,230
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	396	68,747
TOTAL COMMON STOCKS (Cost $7,722,620)		11,508,163

Repurchase Agreements(b)(c) (40.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $8,040,539	$8,040,000	$8,040,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,040,000)		8,040,000

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 79

Collateral for Securities Loaned (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	58,195	$58,195
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	4,403	4,403
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $62,598)		62,598
TOTAL INVESTMENT SECURITIES (Cost $15,825,218)—99.2%		19,610,761
Net other assets (liabilities)—0.8%		150,408
NET ASSETS—100.0%		$19,761,169

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $61,097.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $728,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

ADR         American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	15	3/18/19	$2,752,050	$93,276

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/19	2.86%	$2,359,421	$24,067
S&P MidCap 400	UBS AG	2/27/19	2.86%	3,134,190	32,683
				$5,493,611	$56,750

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

80 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Mid-Cap ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$115,577	0.6%
Airlines	38,786	0.2%
Auto Components	97,080	0.5%
Automobiles	22,922	0.1%
Banks	875,411	4.5%
Beverages	10,963	0.1%
Biotechnology	100,891	0.5%
Building Products	79,828	0.4%
Capital Markets	327,585	1.7%
Chemicals	297,139	1.5%
Commercial Services & Supplies	173,051	0.9%
Communications Equipment	162,209	0.8%
Construction & Engineering	145,222	0.7%
Construction Materials	21,868	0.1%
Consumer Finance	77,601	0.4%
Containers & Packaging	159,908	0.8%
Distributors	39,576	0.2%
Diversified Consumer Services	122,501	0.6%
Electric Utilities	171,240	0.9%
Electrical Equipment	153,740	0.8%
Electronic Equipment, Instruments & Components	471,440	2.4%
Energy Equipment & Services	149,025	0.8%
Entertainment	107,767	0.5%
Equity Real Estate Investment Trusts	1,074,621	5.4%
Food & Staples Retailing	55,074	0.3%
Food Products	194,149	1.0%
Gas Utilities	273,538	1.4%
Health Care Equipment & Supplies	441,623	2.2%
Health Care Providers & Services	234,007	1.2%
Health Care Technology	45,748	0.2%
Hotels, Restaurants & Leisure	471,900	2.4%
Household Durables	225,950	1.1%
Household Products	20,856	0.1%
Industrial Conglomerates	47,401	0.2%
Insurance	544,034	2.8%
Interactive Media & Services	31,246	0.2%
IT Services	340,433	1.7%
Leisure Products	64,214	0.3%
Life Sciences Tools & Services	186,825	0.9%
Machinery	580,812	3.0%
Marine	29,664	0.2%
Media	132,154	0.7%
Metals & Mining	242,193	1.2%
Multiline Retail	44,659	0.2%
Multi-Utilities	125,851	0.6%
Oil, Gas & Consumable Fuels	312,390	1.6%
Paper & Forest Products	45,309	0.2%
Personal Products	41,620	0.2%
Pharmaceuticals	59,705	0.3%
Professional Services	123,321	0.6%
Real Estate Management & Development	59,009	0.3%
Road & Rail	192,375	1.0%
Semiconductors & Semiconductor Equipment	364,307	1.8%
Software	412,890	2.1%
Specialty Retail	242,790	1.2%
Technology Hardware, Storage & Peripherals	22,363	0.1%
Textiles, Apparel & Luxury Goods	78,897	0.4%
Thrifts & Mortgage Finance	69,558	0.4%
Trading Companies & Distributors	88,260	0.4%
Water Utilities	43,182	0.2%
Wireless Telecommunication Services	23,905	0.1%
Other**	8,253,006	41.8%
Total	$19,761,169	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 81

Common Stocks (100.0%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	336	$16,820
ACI Worldwide, Inc.* (Software)	1,008	29,796
Adtalem Global Education, Inc.* (Diversified Consumer Services)	504	24,646
Allegheny Technologies, Inc.* (Metals & Mining)	1,092	29,910
AMC Networks, Inc.*—Class A (Media)	210	13,217
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,176	54,120
Apergy Corp.* (Energy Equipment & Services)	336	11,296
AptarGroup, Inc. (Containers & Packaging)	294	29,141
Aqua America, Inc. (Water Utilities)	714	25,026
ASGN, Inc.* (Professional Services)	462	29,101
Atmos Energy Corp. (Gas Utilities)	588	57,406
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	420	19,131
BancorpSouth Bank (Banks)	378	11,030
Bank of Hawaii Corp. (Banks)	168	12,991
Bemis Co., Inc. (Containers & Packaging)	378	18,462
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	168	41,978
Bio-Techne Corp. (Life Sciences Tools & Services)	336	58,618
Black Hills Corp. (Multi-Utilities)	462	31,365
Blackbaud, Inc. (Software)	252	18,043
Brinker International, Inc. (Hotels, Restaurants & Leisure)	336	13,615
Brown & Brown, Inc. (Insurance)	2,058	55,895
Cable One, Inc. (Media)	42	37,142
Cabot Corp. (Chemicals)	294	13,786
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,974	16,068
Camden Property Trust (Equity Real Estate Investment Trusts)	462	44,791
Cantel Medical Corp. (Health Care Equipment & Supplies)	168	13,679
Carlisle Cos., Inc. (Industrial Conglomerates)	336	36,197
Cars.com, Inc.* (Interactive Media & Services)	252	6,882
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	210	17,409
Catalent, Inc.* (Pharmaceuticals)	714	26,368
CDK Global, Inc. (Software)	462	22,596
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	252	31,044
Chemed Corp. (Health Care Providers & Services)	126	37,540
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	4,494	12,808
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	252	23,179
Ciena Corp.* (Communications Equipment)	1,260	47,993
Cinemark Holdings, Inc. (Entertainment)	420	17,186
Clean Harbors, Inc.* (Commercial Services & Supplies)	252	14,921
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,764	21,415
Cognex Corp. (Electronic Equipment, Instruments & Components)	714	32,487
Commerce Bancshares, Inc. (Banks)	546	32,651
CommVault Systems, Inc.* (Software)	336	22,200
Core Laboratories N.V. (Energy Equipment & Services)	210	14,167
Corecivic, Inc. (Equity Real Estate Investment Trusts)	504	10,014
CoreLogic, Inc.* (IT Services)	714	25,918
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	210	20,746
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,806	15,983
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	126	21,077
Crane Co. (Machinery)	252	20,856
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	882	44,479
Curtiss-Wright Corp. (Aerospace & Defense)	378	42,911
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,150	43,691
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	924	50,081
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	252	32,369
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	378	107,250
Donaldson Co., Inc. (Machinery)	714	33,758
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	714	27,011
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	420	28,724
Eagle Materials, Inc. (Construction Materials)	210	14,910
East West Bancorp, Inc. (Banks)	630	31,702
Eaton Vance Corp. (Capital Markets)	630	24,268
Edgewell Personal Care Co.* (Personal Products)	210	8,285
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	546	25,455
Encompass Health Corp. (Health Care Providers & Services)	840	56,146
Energizer Holdings, Inc. (Household Products)	252	11,945
EnerSys (Electrical Equipment)	252	21,486
Ensco PLCADR—Class A (Energy Equipment & Services)	3,780	16,632
EPR Properties (Equity Real Estate Investment Trusts)	420	30,685
Equitrans Midstream Corp.* (Oil, Gas & Consumable Fuels)	1,764	36,726
Esterline Technologies Corp.* (Aerospace & Defense)	126	15,334
Evercore Partners, Inc.—Class A (Capital Markets)	168	15,028
Exelixis, Inc.* (Biotechnology)	1,344	31,678
F.N.B. Corp. (Banks)	1,302	15,168
FactSet Research Systems, Inc. (Capital Markets)	336	73,459
Fair Isaac Corp.* (Software)	252	56,750
Federated Investors, Inc.—Class B (Capital Markets)	378	9,877
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	714	23,362
Five Below, Inc.* (Specialty Retail)	504	62,359
Flowers Foods, Inc. (Food Products)	798	15,689

See accompanying notes to the financial statements.

82 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
GATX Corp. (Trading Companies & Distributors)	126	$9,536
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	252	19,787
Gentex Corp. (Auto Components)	1,680	35,582
Genworth Financial, Inc.*—Class A (Insurance)	1,974	9,554
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	672	30,274
Graco, Inc. (Machinery)	840	36,397
Green Dot Corp.*—Class A (Consumer Finance)	420	31,088
Greif, Inc.—Class A (Containers & Packaging)	84	3,276
Haemonetics Corp.* (Health Care Equipment & Supplies)	462	45,696
Hawaiian Electric Industries, Inc. (Electric Utilities)	462	17,182
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	630	20,343
Healthcare Services Group, Inc. (Commercial Services & Supplies)	336	14,656
HealthEquity, Inc.* (Health Care Providers & Services)	462	28,801
Helen of Troy, Ltd.* (Household Durables)	210	24,368
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	420	18,614
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	588	58,812
Home BancShares, Inc. (Banks)	630	11,535
Hubbell, Inc. (Electrical Equipment)	294	32,142
ICU Medical, Inc.* (Health Care Equipment & Supplies)	126	31,349
IDACORP, Inc. (Electric Utilities)	252	24,570
IDEX Corp. (Machinery)	672	92,643
Inogen, Inc.* (Health Care Equipment & Supplies)	84	12,702
Insperity, Inc. (Professional Services)	336	35,844
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	630	29,837
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,134	55,397
Interactive Brokers Group, Inc.—Class A (Capital Markets)	462	23,285
InterDigital, Inc. (Communications Equipment)	168	12,232
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	84	3,650
ITT, Inc. (Machinery)	756	39,735
j2 Global, Inc. (Software)	420	31,567
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	126	10,200
JBG Smith Properties (Equity Real Estate Investment Trusts)	672	25,973
John Wiley & Sons, Inc.—Class A (Media)	252	13,049
KBR, Inc. (Construction & Engineering)	588	10,114
Kemper Corp. (Insurance)	210	15,788
Kennametal, Inc. (Machinery)	714	26,832
Kirby Corp.* (Marine)	210	15,731
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	420	31,269
Lancaster Colony Corp. (Food Products)	168	26,724
Landstar System, Inc. (Road & Rail)	210	21,332
Leidos Holdings, Inc. (IT Services)	1,302	75,516
LendingTree, Inc.* (Thrifts & Mortgage Finance)	84	24,893
Lennox International, Inc. (Building Products)	336	77,038
Liberty Property Trust (Equity Real Estate Investment Trusts)	714	33,658
Life Storage, Inc. (Equity Real Estate Investment Trusts)	420	41,273
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	168	19,841
Lincoln Electric Holdings, Inc. (Machinery)	294	25,413
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	210	36,901
LivaNova PLC* (Health Care Equipment & Supplies)	420	38,774
Live Nation Entertainment, Inc.* (Entertainment)	1,218	65,175
LiveRamp Holdings, Inc.* (IT Services)	672	29,192
Louisiana-Pacific Corp. (Paper & Forest Products)	546	13,311
Lumentum Holdings, Inc.* (Communications Equipment)	336	16,434
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	504	10,382
Mallinckrodt PLC* (Pharmaceuticals)	714	15,608
Manhattan Associates, Inc.* (Software)	378	18,435
MarketAxess Holdings, Inc. (Capital Markets)	336	72,163
Masimo Corp.* (Health Care Equipment & Supplies)	420	52,244
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	588	11,466
MAXIMUS, Inc. (IT Services)	546	38,291
MB Financial, Inc. (Banks)	378	16,776
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,192	58,094
Medidata Solutions, Inc.* (Health Care Technology)	336	23,843
Mercury General Corp. (Insurance)	126	6,514
Molina Healthcare, Inc.* (Health Care Providers & Services)	546	72,607
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	336	42,524
MSA Safety, Inc. (Commercial Services & Supplies)	294	29,453
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	210	17,532
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,428	39,056
National Fuel Gas Co. (Gas Utilities)	756	43,319
National Instruments Corp. (Electronic Equipment, Instruments & Components)	966	42,717
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,386	73,057
NewMarket Corp. (Chemicals)	42	16,846
Nordson Corp. (Machinery)	210	27,224
NorthWestern Corp. (Multi-Utilities)	252	16,105
NOW, Inc.* (Trading Companies & Distributors)	420	5,683
NuVasive, Inc.* (Health Care Equipment & Supplies)	462	23,165
NVR, Inc.* (Household Durables)	42	111,721
OGE Energy Corp. (Electric Utilities)	966	39,557
Old Dominion Freight Line, Inc. (Road & Rail)	378	51,381

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 83

Common Stocks, continued

	Shares	Value
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	462	$36,115
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,764	70,895
ONE Gas, Inc. (Gas Utilities)	252	20,702
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	84	3,552
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	462	16,918
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	504	16,153
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	546	13,235
Plantronics, Inc. (Communications Equipment)	168	6,517
Pool Corp. (Distributors)	336	50,370
Post Holdings, Inc.* (Food Products)	588	54,578
Potlatch Corp. (Equity Real Estate Investment Trusts)	91	3,356
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	504	53,409
Primerica, Inc. (Insurance)	378	42,476
PTC, Inc.* (Software)	924	78,346
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,058	17,020
Rayonier, Inc. (Equity Real Estate Investment Trusts)	672	20,456
Regal Beloit Corp. (Electrical Equipment)	210	16,120
Royal Gold, Inc. (Metals & Mining)	378	33,026
RPM International, Inc. (Chemicals)	1,134	64,818
Sabre Corp. (IT Services)	2,394	55,014
Sally Beauty Holdings, Inc.* (Specialty Retail)	672	11,572
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	462	11,578
SEI Investments Co. (Capital Markets)	630	29,950
Sensient Technologies Corp. (Chemicals)	168	10,547
Service Corp. International (Diversified Consumer Services)	1,554	66,697
Signature Bank (Banks)	294	37,429
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	378	28,917
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	294	18,107
SLM Corp.* (Consumer Finance)	3,780	40,484
Sotheby’s*—Class A (Diversified Consumer Services)	126	5,089
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,310	10,095
STERIS PLC (Health Care Equipment & Supplies)	714	81,438
Sterling Bancorp (Banks)	966	18,586
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	168	6,686
Syneos Health, Inc.* (Life Sciences Tools & Services)	294	15,006
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	336	7,644
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	294	14,641
Teledyne Technologies, Inc.* (Aerospace & Defense)	168	37,669
Tempur Sealy International, Inc.* (Household Durables)	210	11,134
Tenet Healthcare Corp.* (Health Care Providers & Services)	336	7,389
Teradata Corp.* (IT Services)	1,008	44,735
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	966	34,766
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	378	22,998
The Boston Beer Co., Inc.*—Class A (Beverages)	84	20,929
The Brink’s Co. (Commercial Services & Supplies)	252	18,661
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	168	7,540
The Chemours Co. (Chemicals)	1,470	52,553
The Dun & Bradstreet Corp. (Professional Services)	336	48,634
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	462	10,418
The Hanover Insurance Group, Inc. (Insurance)	168	19,159
The New York Times Co.—Class A (Media)	1,218	31,315
The Scotts Miracle-Gro Co.—Class A (Chemicals)	210	15,614
The Toro Co. (Machinery)	546	32,487
The Ultimate Software Group, Inc.* (Software)	252	68,814
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,638	28,370
Tootsie Roll Industries, Inc. (Food Products)(a)	168	5,821
Transocean, Ltd.* (Energy Equipment & Services)	2,016	17,277
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,184	82,249
Tupperware Brands Corp. (Household Durables)	126	3,436
Tyler Technologies, Inc.* (Software)	336	63,568
UGI Corp. (Gas Utilities)	1,512	86,230
UMB Financial Corp. (Banks)	378	24,328
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,554	30,940
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	252	26,165
Urban Edge Properties (Equity Real Estate Investment Trusts)	504	10,292
Urban Outfitters, Inc.* (Specialty Retail)	672	21,706
Valvoline, Inc. (Chemicals)	672	14,858
Vectren Corp. (Multi-Utilities)	420	30,400
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	672	24,709
ViaSat, Inc.* (Communications Equipment)	252	15,798
Wabtec Corp. (Machinery)	336	23,238
Weight Watchers International, Inc.* (Diversified Consumer Services)	336	10,752
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	630	18,075
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	630	68,209
WEX, Inc.* (IT Services)	378	60,983
Williams-Sonoma, Inc. (Specialty Retail)	378	20,575
Woodward, Inc. (Machinery)	504	45,788

See accompanying notes to the financial statements.

84 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
World Wrestling Entertainment, Inc.—Class A (Entertainment)	378	$31,125
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	546	23,008
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	882	43,297
Yelp, Inc.* (Interactive Media & Services)	672	24,474
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	462	80,203
TOTAL COMMON STOCKS (Cost $5,801,089)		7,284,807

Collateral for Securities Loaned (0.2%)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(b)	12,822	12,822
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(b)	970	970
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,792)		13,792
TOTAL INVESTMENT SECURITIES (Cost $5,814,881)—100.2%		7,298,599
Net other assets (liabilities)—(0.2)%		(15,083)
NET ASSETS—100.0%		$7,283,516

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $13,223.

(b)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

ADR         American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 85

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$95,914	1.3%
Auto Components	35,582	0.5%
Banks	212,196	2.9%
Beverages	20,929	0.3%
Biotechnology	51,519	0.7%
Building Products	77,038	1.1%
Capital Markets	248,030	3.4%
Chemicals	189,022	2.6%
Commercial Services & Supplies	77,691	1.1%
Communications Equipment	98,974	1.4%
Construction & Engineering	10,114	0.1%
Construction Materials	14,910	0.2%
Consumer Finance	71,572	1.0%
Containers & Packaging	50,879	0.7%
Distributors	50,370	0.7%
Diversified Consumer Services	107,184	1.5%
Electric Utilities	81,309	1.1%
Electrical Equipment	69,748	1.0%
Electronic Equipment, Instruments & Components	274,557	3.8%
Energy Equipment & Services	59,372	0.8%
Entertainment	113,486	1.6%
Equity Real Estate Investment Trusts	792,326	10.8%
Food Products	102,812	1.4%
Gas Utilities	207,656	2.9%
Health Care Equipment & Supplies	505,310	6.8%
Health Care Providers & Services	202,483	2.8%
Health Care Technology	23,843	0.3%
Hotels, Restaurants & Leisure	404,835	5.6%
Household Durables	150,659	2.1%
Household Products	11,945	0.2%
Industrial Conglomerates	36,197	0.5%
Insurance	149,386	2.1%
Interactive Media & Services	31,356	0.4%
IT Services	329,649	4.5%
Life Sciences Tools & Services	200,055	2.7%
Machinery	404,371	5.6%
Marine	15,731	0.2%
Media	94,723	1.3%
Metals & Mining	62,936	0.9%
Multiline Retail	36,115	0.5%
Multi-Utilities	77,870	1.1%
Oil, Gas & Consumable Fuels	181,572	2.5%
Paper & Forest Products	13,311	0.2%
Personal Products	8,285	0.1%
Pharmaceuticals	41,976	0.6%
Professional Services	113,579	1.6%
Road & Rail	92,500	1.3%
Semiconductors & Semiconductor Equipment	307,334	4.2%
Software	410,116	5.5%
Specialty Retail	133,032	1.8%
Textiles, Apparel & Luxury Goods	49,778	0.7%
Thrifts & Mortgage Finance	24,893	0.3%
Trading Companies & Distributors	32,751	0.4%
Water Utilities	25,026	0.3%
Other**	(1,291)	NM
Total	$7,283,516	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

86 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (100.1%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	400	$20,024
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,200	32,832
Acuity Brands, Inc. (Electrical Equipment)	500	60,455
Adient PLC (Auto Components)	1,200	23,688
AECOM Technology Corp.* (Construction & Engineering)	2,100	64,281
AGCO Corp. (Machinery)	900	57,780
Alexander & Baldwin, Inc.* (Equity Real Estate Investment Trusts)	900	20,736
Alleghany Corp. (Insurance)	200	126,312
ALLETE, Inc. (Electric Utilities)	700	53,858
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,400	28,296
AMC Networks, Inc.*—Class A (Media)	300	18,882
American Eagle Outfitters, Inc. (Specialty Retail)	2,300	48,576
American Financial Group, Inc. (Insurance)	1,000	95,390
Apergy Corp.* (Energy Equipment & Services)	500	16,810
AptarGroup, Inc. (Containers & Packaging)	400	39,648
Aqua America, Inc. (Water Utilities)	1,300	45,565
ARRIS International PLC* (Communications Equipment)	2,200	69,058
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,200	91,140
Ashland Global Holdings, Inc. (Chemicals)	800	60,720
Aspen Insurance Holdings, Ltd. (Insurance)	800	33,384
Associated Banc-Corp. (Banks)	2,200	47,630
Atmos Energy Corp. (Gas Utilities)	600	58,578
AutoNation, Inc.* (Specialty Retail)	800	31,000
Avis Budget Group, Inc.* (Road & Rail)	900	23,976
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,500	61,800
BancorpSouth Bank (Banks)	600	17,508
Bank of Hawaii Corp. (Banks)	300	23,199
Bank OZK (Banks)	1,600	48,544
Bed Bath & Beyond, Inc. (Specialty Retail)	1,900	28,671
Belden, Inc. (Electronic Equipment, Instruments & Components)	500	26,805
Bemis Co., Inc. (Containers & Packaging)	600	29,304
Big Lots, Inc. (Multiline Retail)	500	15,770
Blackbaud, Inc. (Software)	200	14,320
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,100	30,052
Brunswick Corp. (Leisure Products)	1,200	60,384
Cable One, Inc. (Media)	100	88,434
Cabot Corp. (Chemicals)	400	18,756
CACI International, Inc.*—Class A (IT Services)	300	50,154
Camden Property Trust (Equity Real Estate Investment Trusts)	500	48,475
Cantel Medical Corp. (Health Care Equipment & Supplies)	300	24,426
Carlisle Cos., Inc. (Industrial Conglomerates)	300	32,319
Carpenter Technology Corp. (Metals & Mining)	600	28,356
Cars.com, Inc.* (Interactive Media & Services)	400	10,924
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	300	24,870
Casey’s General Stores, Inc. (Food & Staples Retailing)	500	64,340
Catalent, Inc.* (Pharmaceuticals)	800	29,544
Cathay General Bancorp, Inc. (Banks)	1,000	37,120
CDK Global, Inc. (Software)	1,000	48,910
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	300	36,957
Chemical Financial Corp. (Banks)	1,000	44,460
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	7,400	21,090
Cinemark Holdings, Inc. (Entertainment)	800	32,736
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	800	29,720
Clean Harbors, Inc.* (Commercial Services & Supplies)	300	17,763
CNO Financial Group, Inc. (Insurance)	2,200	39,336
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,200	54,600
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	300	35,460
Commerce Bancshares, Inc. (Banks)	500	29,900
Commercial Metals Co. (Metals & Mining)	1,600	27,920
Compass Minerals International, Inc. (Metals & Mining)	500	26,125
Core Laboratories N.V. (Energy Equipment & Services)	300	20,238
Corecivic, Inc. (Equity Real Estate Investment Trusts)	800	15,896
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	200	19,758
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,500	37,035
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,900	25,665
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	100	16,728
Crane Co. (Machinery)	300	24,828
Cullen/Frost Bankers, Inc. (Banks)	900	87,552
Dana Holding Corp. (Auto Components)	2,000	35,240
Delphi Technologies PLC (Auto Components)	1,200	21,492
Deluxe Corp. (Commercial Services & Supplies)	600	28,182
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	900	9,837
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,000	35,310
Dillard’s, Inc.—Class A (Multiline Retail)(a)	200	13,358
Domtar Corp. (Paper & Forest Products)	900	42,210
Donaldson Co., Inc. (Machinery)	600	28,368
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,000	37,830
Dril-Quip, Inc.* (Energy Equipment & Services)	500	18,720
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	500	34,195
Dycom Industries, Inc.* (Construction & Engineering)	400	23,220
Eagle Materials, Inc. (Construction Materials)	300	21,300
East West Bancorp, Inc. (Banks)	1,000	50,320
Eaton Vance Corp. (Capital Markets)	600	23,112
Edgewell Personal Care Co.* (Personal Products)	400	15,780
EMCOR Group, Inc. (Construction & Engineering)	800	52,184
Energizer Holdings, Inc. (Household Products)	400	18,960
EnerSys (Electrical Equipment)	200	17,052
EPR Properties (Equity Real Estate Investment Trusts)	300	21,918

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 87

Common Stocks, continued

	Shares	Value
EQT Corp. (Oil, Gas & Consumable Fuels)	3,400	$66,198
Esterline Technologies Corp.* (Aerospace & Defense)	200	24,340
Evercore Partners, Inc.—Class A (Capital Markets)	300	26,835
Exelixis, Inc.* (Biotechnology)	2,000	47,140
F.N.B. Corp. (Banks)	2,400	27,960
Federated Investors, Inc.—Class B (Capital Markets)	700	18,291
First American Financial Corp. (Insurance)	1,500	75,120
First Horizon National Corp. (Banks)	4,400	64,592
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	600	19,632
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,000	50,590
Flowers Foods, Inc. (Food Products)	1,200	23,592
Fulton Financial Corp. (Banks)	2,400	38,520
GATX Corp. (Trading Companies & Distributors)	300	22,704
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	400	31,408
Gentex Corp. (Auto Components)	1,000	21,180
Genworth Financial, Inc.*—Class A (Insurance)	3,700	17,908
Graco, Inc. (Machinery)	900	38,997
Graham Holdings Co.—Class B (Diversified Consumer Services)	100	66,500
Granite Construction, Inc. (Construction & Engineering)	600	25,932
Greif, Inc.—Class A (Containers & Packaging)	200	7,800
Hancock Holding Co. (Banks)	1,200	49,296
Hawaiian Electric Industries, Inc. (Electric Utilities)	800	29,752
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	700	22,603
Healthcare Services Group, Inc. (Commercial Services & Supplies)	400	17,448
Herman Miller, Inc. (Commercial Services & Supplies)	800	27,384
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	700	31,024
HNI Corp. (Commercial Services & Supplies)	600	23,322
Home BancShares, Inc. (Banks)	1,200	21,972
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,200	58,652
Hubbell, Inc. (Electrical Equipment)	300	32,799
IDACORP, Inc. (Electric Utilities)	300	29,250
Ingredion, Inc. (Food Products)	1,000	99,000
Inogen, Inc.* (Health Care Equipment & Supplies)	100	15,121
Interactive Brokers Group, Inc.—Class A (Capital Markets)	300	15,120
InterDigital, Inc. (Communications Equipment)	200	14,562
International Bancshares Corp. (Banks)	700	24,829
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	200	8,690
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,900	50,635
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	100	8,095
Janus Henderson Group PLC (Capital Markets)	2,300	50,209
JBG Smith Properties (Equity Real Estate Investment Trusts)	400	15,460
JetBlue Airways Corp.* (Airlines)	4,100	73,759
John Wiley & Sons, Inc.—Class A (Media)	200	10,356
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	600	86,046
KB Home (Household Durables)	1,200	25,692
KBR, Inc. (Construction & Engineering)	1,000	17,200
Kemper Corp. (Insurance)	500	37,590
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,400	98,644
Kirby Corp.* (Marine)	400	29,964
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,700	53,975
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	500	37,225
Landstar System, Inc. (Road & Rail)	200	20,316
Legg Mason, Inc. (Capital Markets)	1,200	35,760
Liberty Property Trust (Equity Real Estate Investment Trusts)	900	42,426
Lincoln Electric Holdings, Inc. (Machinery)	400	34,576
LogMeIn, Inc. (Software)	700	65,114
Louisiana-Pacific Corp. (Paper & Forest Products)	1,100	26,818
Lumentum Holdings, Inc.* (Communications Equipment)	500	24,455
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	400	8,240
Manhattan Associates, Inc.* (Software)	300	14,631
ManpowerGroup, Inc. (Professional Services)	800	63,224
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	600	53,124
MasTec, Inc.* (Construction & Engineering)	900	39,942
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	500	9,750
MB Financial, Inc. (Banks)	500	22,190
McDermott International, Inc.* (Energy Equipment & Services)	2,400	21,168
MDU Resources Group, Inc. (Multi-Utilities)	2,700	69,417
Medidata Solutions, Inc.* (Health Care Technology)	300	21,288
MEDNAX, Inc.* (Health Care Providers & Services)	1,200	43,332
Mercury General Corp. (Insurance)	200	10,340
Meredith Corp. (Media)	500	27,135
Minerals Technologies, Inc. (Chemicals)	500	29,285
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	700	57,141
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	300	25,047
Murphy USA, Inc.* (Specialty Retail)	400	29,420
Navient Corp. (Consumer Finance)	3,100	35,340
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,600	42,800
NetScout Systems, Inc.* (Communications Equipment)	900	23,337
New Jersey Resources Corp. (Gas Utilities)	1,200	58,200
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	6,600	76,692
NewMarket Corp. (Chemicals)	100	40,109
Nordson Corp. (Machinery)	400	51,856

See accompanying notes to the financial statements.

88 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
NorthWestern Corp. (Multi-Utilities)	300	$19,173
NOW, Inc.* (Trading Companies & Distributors)	800	10,824
Nu Skin Enterprises, Inc.—Class A (Personal Products)	800	52,520
nVent Electric PLC (Electrical Equipment)	2,200	55,044
NVR, Inc.* (Household Durables)	100	266,000
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,600	21,672
Oceaneering International, Inc.* (Energy Equipment & Services)	1,300	20,397
OGE Energy Corp. (Electric Utilities)	1,200	49,140
Old Dominion Freight Line, Inc. (Road & Rail)	300	40,779
Old Republic International Corp. (Insurance)	3,800	76,570
Olin Corp. (Chemicals)	2,300	54,303
ONE Gas, Inc. (Gas Utilities)	300	24,645
Oshkosh Corp. (Machinery)	1,000	75,050
Owens-Illinois, Inc. (Containers & Packaging)	2,100	42,147
PacWest Bancorp (Banks)	1,600	61,744
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	100	4,229
Patterson Cos., Inc. (Health Care Providers & Services)	1,100	24,519
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,900	35,177
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	900	32,958
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	900	28,845
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	600	14,544
Perspecta, Inc. (IT Services)	1,900	38,095
Pinnacle Financial Partners, Inc. (Banks)	1,000	53,770
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,500	18,025
Plantronics, Inc. (Communications Equipment)	200	7,758
PNM Resources, Inc. (Electric Utilities)	1,100	46,849
Polaris Industries, Inc. (Leisure Products)	800	67,104
PolyOne Corp. (Chemicals)	1,100	35,607
Potlatch Corp. (Equity Real Estate Investment Trusts)	918	33,856
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	700	19,544
Prosperity Bancshares, Inc. (Banks)	900	64,026
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,800	30,884
Rayonier, Inc. (Equity Real Estate Investment Trusts)	700	21,308
Realogy Holdings Corp. (Real Estate Management & Development)(a)	1,600	28,400
Regal Beloit Corp. (Electrical Equipment)	300	23,028
Reinsurance Group of America, Inc. (Insurance)	800	115,560
Reliance Steel & Aluminum Co. (Metals & Mining)	1,000	81,880
RenaissanceRe Holdings, Ltd. (Insurance)	500	69,015
Resideo Technologies, Inc.* (Building Products)	1,700	37,281
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	1,700	20,723
Royal Gold, Inc. (Metals & Mining)	300	26,211
Ryder System, Inc. (Road & Rail)	700	40,537
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,400	49,296
Sally Beauty Holdings, Inc.* (Specialty Retail)	600	10,332
Sanderson Farms, Inc. (Food Products)	300	36,930
Science Applications International Corp. (IT Services)	700	46,998
SEI Investments Co. (Capital Markets)	800	38,032
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,200	44,064
Sensient Technologies Corp. (Chemicals)	300	18,834
Signature Bank (Banks)	300	38,193
Signet Jewelers, Ltd. (Specialty Retail)	700	17,052
Silgan Holdings, Inc. (Containers & Packaging)	1,000	27,620
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	500	30,795
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,800	48,906
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,400	27,468
Sonoco Products Co. (Containers & Packaging)	1,400	80,612
Sotheby’s*—Class A (Diversified Consumer Services)	200	8,078
Southwest Gas Corp. (Gas Utilities)	700	54,824
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,200	18,354
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,700	40,766
Steel Dynamics, Inc. (Metals & Mining)	3,100	113,429
Stericycle, Inc.* (Commercial Services & Supplies)	1,200	52,896
Sterling Bancorp (Banks)	1,500	28,860
Stifel Financial Corp. (Capital Markets)	1,000	47,870
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	200	7,960
Syneos Health, Inc.* (Life Sciences Tools & Services)	300	15,312
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	600	58,056
Synovus Financial Corp. (Banks)	2,300	81,466
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	700	15,925
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	300	14,940
TCF Financial Corp. (Banks)	2,300	50,968
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	500	47,815
TEGNA, Inc. (Media)	2,900	34,046
Teledyne Technologies, Inc.* (Aerospace & Defense)	200	44,844
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,300	47,086
Tempur Sealy International, Inc.* (Household Durables)	300	15,906
Tenet Healthcare Corp.* (Health Care Providers & Services)	600	13,194
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	900	32,391
Terex Corp. (Machinery)	900	27,639
Texas Capital Bancshares, Inc.* (Banks)	700	40,789
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	300	18,252

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 89

Common Stocks, continued

	Shares	Value
The Brink’s Co. (Commercial Services & Supplies)	300	$22,215
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	300	13,464
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,000	22,550
The Hain Celestial Group, Inc.* (Food Products)	1,200	21,996
The Hanover Insurance Group, Inc. (Insurance)	300	34,212
The Michaels Cos., Inc.* (Specialty Retail)	1,200	16,632
The Scotts Miracle-Gro Co.—Class A (Chemicals)	200	14,870
The Timken Co. (Machinery)	900	38,331
The Toro Co. (Machinery)	600	35,700
Thor Industries, Inc. (Automobiles)	700	45,584
Toll Brothers, Inc. (Household Durables)	1,800	66,492
Transocean, Ltd.* (Energy Equipment & Services)	3,700	31,709
TreeHouse Foods, Inc.* (Food Products)	800	46,688
TRI Pointe Group, Inc.* (Household Durables)	1,900	25,555
Trinity Industries, Inc. (Machinery)	2,000	46,760
Trustmark Corp. (Banks)	900	28,377
Tupperware Brands Corp. (Household Durables)	400	10,908
Umpqua Holdings Corp. (Banks)	3,000	53,040
United Bankshares, Inc. (Banks)	1,400	49,518
United States Steel Corp. (Metals & Mining)	2,400	54,096
United Therapeutics Corp.* (Biotechnology)	600	69,198
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	200	20,766
Urban Edge Properties (Equity Real Estate Investment Trusts)	800	16,336
Valley National Bancorp (Banks)	4,500	45,495
Valmont Industries, Inc. (Construction & Engineering)	300	38,700
Valvoline, Inc. (Chemicals)	1,500	33,165
Vectren Corp. (Multi-Utilities)	500	36,190
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	500	18,385
ViaSat, Inc.* (Communications Equipment)	400	25,076
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,800	35,100
Visteon Corp.* (Auto Components)	400	30,756
W.R. Berkley Corp. (Insurance)	1,300	99,957
Wabtec Corp. (Machinery)	600	41,496
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,100	31,999
Watsco, Inc. (Trading Companies & Distributors)	400	58,992
Webster Financial Corp. (Banks)	1,200	64,656
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	700	20,083
Werner Enterprises, Inc. (Road & Rail)	600	19,752
Williams-Sonoma, Inc. (Specialty Retail)	500	27,215
Wintrust Financial Corp. (Banks)	800	56,912
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	900	22,401
Worthington Industries, Inc. (Metals & Mining)	500	18,865
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,300	64,978
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	500	21,070
TOTAL COMMON STOCKS (Cost $10,032,330)		11,110,124

Repurchase Agreements(b) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $60,004	$60,000	$60,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,000)		60,000

Collateral for Securities Loaned (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(c)	30,862	$30,862
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(c)	2,335	2,335
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $33,197)		33,197
TOTAL INVESTMENT SECURITIES (Cost $10,125,527)—100.9%		11,203,321
Net other assets (liabilities)—(0.9)%		(98,863)
NET ASSETS—100.0%		$11,104,458

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $32,283.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

See accompanying notes to the financial statements.

90 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$69,184	0.6%
Airlines	73,759	0.7%
Auto Components	132,356	1.2%
Automobiles	45,584	0.4%
Banks	1,353,406	12.2%
Biotechnology	116,338	1.0%
Building Products	37,281	0.3%
Capital Markets	255,229	2.3%
Chemicals	305,649	2.8%
Commercial Services & Supplies	207,235	1.9%
Communications Equipment	164,246	1.5%
Construction & Engineering	261,459	2.4%
Construction Materials	21,300	0.2%
Consumer Finance	35,340	0.3%
Containers & Packaging	227,131	2.0%
Diversified Consumer Services	74,578	0.7%
Electric Utilities	208,849	1.9%
Electrical Equipment	188,378	1.7%
Electronic Equipment, Instruments & Components	461,411	4.2%
Energy Equipment & Services	194,779	1.8%
Entertainment	32,736	0.3%
Equity Real Estate Investment Trusts	828,422	7.4%
Food & Staples Retailing	105,106	0.9%
Food Products	228,206	2.1%
Gas Utilities	196,247	1.8%
Health Care Equipment & Supplies	39,547	0.4%
Health Care Providers & Services	113,877	1.0%
Health Care Technology	49,584	0.4%
Hotels, Restaurants & Leisure	253,238	2.3%
Household Durables	410,553	3.7%
Household Products	18,960	0.2%
Industrial Conglomerates	32,319	0.3%
Insurance	830,694	7.4%
Interactive Media & Services	10,924	0.1%
IT Services	135,247	1.2%
Leisure Products	127,488	1.1%
Life Sciences Tools & Services	52,269	0.5%
Machinery	501,381	4.4%
Marine	29,964	0.3%
Media	178,853	1.6%
Metals & Mining	376,882	3.4%
Multiline Retail	29,128	0.3%
Multi-Utilities	124,780	1.1%
Oil, Gas & Consumable Fuels	315,753	2.8%
Paper & Forest Products	69,028	0.6%
Personal Products	68,300	0.6%
Pharmaceuticals	49,088	0.4%
Professional Services	63,224	0.6%
Real Estate Management & Development	114,446	1.0%
Road & Rail	230,743	2.1%
Semiconductors & Semiconductor Equipment	216,953	2.0%
Software	142,975	1.3%
Specialty Retail	264,232	2.4%
Technology Hardware, Storage & Peripherals	42,800	0.4%
Textiles, Apparel & Luxury Goods	73,776	0.7%
Thrifts & Mortgage Finance	108,691	1.0%
Trading Companies & Distributors	117,567	1.1%
Water Utilities	45,565	0.4%
Wireless Telecommunication Services	47,086	0.4%
Other**	(5,666)	(0.1)%
Total	$11,104,458	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Mobile Telecommunications UltraSector ProFund :: 91

Common Stocks (27.8%)

	Shares	Value
Sprint Corp.* (Wireless Telecommunication Services)	74,417	$464,362
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	11,972	433,626
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	40,956	2,851,357
Verizon Communications, Inc. (Diversified Telecommunication Services)	538,376	29,642,982
TOTAL COMMON STOCKS (Cost $33,164,319)		33,392,327

Repurchase Agreements(a)(b) (27.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $33,442,244	$33,440,000	$33,440,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,440,000)		33,440,000
TOTAL INVESTMENT SECURITIES (Cost $66,604,319)—55.7%		66,832,327
Net other assets (liabilities)—44.3%		53,105,087
NET ASSETS—100.0%		$119,937,414

*                      Non-income producing security.

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $8,477,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	2/25/19	2.91%	$30,448,726	$(578,782)
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	2/25/19	2.76%	116,082,738	(3,687,107)
				$146,531,464	$(4,265,889)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mobile Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Diversified Telecommunication Services	$29,642,982	24.7%
Wireless Telecommunication Services	3,749,345	3.1%
Other**	86,545,087	72.2%
Total	$119,937,414	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

92 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (58.5%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,482	$211,730
Adobe Systems, Inc.* (Software)	2,862	709,261
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,886	143,677
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,323	162,676
Align Technology, Inc.* (Health Care Equipment & Supplies)	459	114,268
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,620	1,823,942
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,863	2,079,797
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,592	4,454,947
American Airlines Group, Inc. (Airlines)	2,700	96,579
Amgen, Inc. (Biotechnology)	3,753	702,223
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,187	216,207
Apple, Inc. (Technology Hardware, Storage & Peripherals)	25,164	4,188,297
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,778	225,804
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	405	70,887
Autodesk, Inc.* (Software)	1,296	190,771
Automatic Data Processing, Inc. (IT Services)	2,565	358,690
Baidu, Inc.*ADR (Interactive Media & Services)	1,647	284,322
Biogen, Inc.* (Biotechnology)	1,188	396,531
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,053	103,373
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	270	494,859
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,430	651,849
Cadence Design Systems, Inc.* (Software)	1,674	80,402
Celgene Corp.* (Biotechnology)	4,104	363,040
Cerner Corp.* (Health Care Technology)	1,944	106,745
Charter Communications, Inc.*—Class A (Media)	1,350	446,918
Check Point Software Technologies, Ltd.* (Software)	918	102,743
Cintas Corp. (Commercial Services & Supplies)	621	116,444
Cisco Systems, Inc. (Communications Equipment)	26,460	1,251,293
Citrix Systems, Inc. (Software)	783	80,289
Cognizant Technology Solutions Corp. (IT Services)	3,402	237,051
Comcast Corp.—Class A (Media)	26,730	977,516
Costco Wholesale Corp. (Food & Staples Retailing)	2,592	556,321
CSX Corp. (Road & Rail)	4,968	326,397
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,862	95,305
Dollar Tree, Inc.* (Multiline Retail)	1,404	135,949
eBay, Inc.* (Internet & Direct Marketing Retail)	5,670	190,796
Electronic Arts, Inc.* (Entertainment)	1,782	164,372
Expedia, Inc. (Internet & Direct Marketing Retail)	810	96,593
Facebook, Inc.*—Class A (Interactive Media & Services)	12,852	2,142,298
Fastenal Co. (Trading Companies & Distributors)	1,701	102,842
Fiserv, Inc.* (IT Services)	2,349	194,803
Gilead Sciences, Inc. (Biotechnology)	7,614	533,055
Hasbro, Inc. (Leisure Products)	756	68,463
Henry Schein, Inc.* (Health Care Providers & Services)	891	69,231
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	513	109,156
Illumina, Inc.* (Life Sciences Tools & Services)	864	241,739
Incyte Corp.* (Biotechnology)	1,242	100,093
Intel Corp. (Semiconductors & Semiconductor Equipment)	26,865	1,265,880
Intuit, Inc. (Software)	1,539	332,147
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	675	353,457
J.B. Hunt Transport Services, Inc. (Road & Rail)	648	69,362
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,427	134,861
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	891	94,954
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	918	155,674
Liberty Global PLC*—Class A (Media)	1,215	29,646
Liberty Global PLC*—Class C (Media)	3,159	74,426
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	729	107,753
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,998	228,831
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,620	87,917
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	270	98,280
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,404	112,839
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,669	254,889
Microsoft Corp. (Software)	40,716	4,251,972
Mondelez International, Inc.—Class A (Food Products)	8,559	395,939
Monster Beverage Corp.* (Beverages)	3,267	187,003
Mylan N.V.* (Pharmaceuticals)	3,024	90,569
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,485	94,698
Netease.com, Inc.ADR (Entertainment)	432	108,834
Netflix, Inc.* (Entertainment)	2,565	870,817
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,591	516,206
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,944	169,186
O’Reilly Automotive, Inc.* (Specialty Retail)	459	158,199
PACCAR, Inc. (Machinery)	2,052	134,447
Paychex, Inc. (IT Services)	2,106	149,105
PayPal Holdings, Inc.* (IT Services)	6,939	615,905
PepsiCo, Inc. (Beverages)	8,397	946,090

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 93

Common Stocks, continued

	Shares	Value
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	7,128	$352,979
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	621	266,577
Ross Stores, Inc. (Specialty Retail)	2,187	201,466
Sirius XM Holdings, Inc. (Media)(a)	26,136	152,373
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,053	76,911
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,290	496,742
Symantec Corp. (Software)	3,753	78,888
Synopsys, Inc.* (Software)	864	80,654
Take-Two Interactive Software, Inc.* (Entertainment)	675	71,246
Tesla Motors, Inc.* (Automobiles)	999	306,713
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,643	568,137
The Kraft Heinz Co. (Food Products)	7,182	345,167
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	4,995	347,752
Twenty-First Century Fox, Inc.—Class A (Entertainment)	6,210	306,215
Twenty-First Century Fox, Inc.—Class B (Entertainment)	4,698	230,484
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	351	102,464
United Continental Holdings, Inc.* (Airlines)	1,593	139,021
VeriSign, Inc.* (IT Services)	702	118,828
Verisk Analytics, Inc.*—Class A (Professional Services)	972	114,123
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,512	288,656
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,589	403,861
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,701	76,528
Willis Towers Watson PLC (Insurance)	756	123,069
Workday, Inc.*—Class A (Software)	864	156,842
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	648	79,710
Xcel Energy, Inc. (Electric Utilities)	3,024	158,337
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,485	166,232
TOTAL COMMON STOCKS (Cost $15,067,262)		44,470,405

Repurchase Agreements(b)(c) (38.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $29,282,965	$29,281,000	$29,281,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,281,000)		29,281,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	136,162	$136,162
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	10,301	10,301
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $146,463)		146,463
TOTAL INVESTMENT SECURITIES (Cost $44,494,725)—97.2%		73,897,868
Net other assets (liabilities)—2.8%		2,154,701
NET ASSETS—100.0%		$76,052,569

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $136,620.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $2,189,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

NYS          New York Shares

ADR         American Depositary Receipt

See accompanying notes to the financial statements.

94 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	56	3/18/19	$7,739,480	$128,145

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/19	2.96%	$11,379,797	$371,004
Nasdaq-100 Index	UBS AG	2/27/19	2.91%	12,329,088	329,045
				$23,708,885	$700,049

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Airlines	$235,600	0.3%
Automobiles	306,713	0.4%
Beverages	1,133,093	1.5%
Biotechnology	2,916,225	3.8%
Commercial Services & Supplies	116,444	0.2%
Communications Equipment	1,251,293	1.6%
Electric Utilities	158,337	0.2%
Entertainment	1,963,698	2.6%
Food & Staples Retailing	960,182	1.3%
Food Products	741,106	1.0%
Health Care Equipment & Supplies	576,881	0.8%
Health Care Providers & Services	69,231	0.1%
Health Care Technology	106,745	0.1%
Hotels, Restaurants & Leisure	805,282	1.1%
Insurance	123,069	0.2%
Interactive Media & Services	6,330,360	8.3%
Internet & Direct Marketing Retail	5,565,640	7.3%
IT Services	1,674,382	2.2%
Leisure Products	68,463	0.1%
Life Sciences Tools & Services	241,739	0.3%
Machinery	134,447	0.2%
Media	1,680,879	2.2%
Multiline Retail	135,949	0.2%
Pharmaceuticals	90,569	0.1%
Professional Services	114,123	0.2%
Road & Rail	395,760	0.5%
Semiconductors & Semiconductor Equipment	5,130,227	6.7%
Software	6,063,969	8.0%
Specialty Retail	462,129	0.6%
Technology Hardware, Storage & Peripherals	4,359,523	5.7%
Textiles, Apparel & Luxury Goods	107,753	0.1%
Trading Companies & Distributors	102,842	0.1%
Wireless Telecommunication Services	347,752	0.5%
Other**	31,582,164	41.5%
Total	$76,052,569	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 95

Common Stocks (75.2%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,653	$220,226
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,048	20,603
Apache Corp. (Oil, Gas & Consumable Fuels)	3,502	114,936
Apergy Corp.* (Energy Equipment & Services)	712	23,937
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	4,736	111,628
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	3,978	99,251
Centennial Resource Development, Inc.* (Oil, Gas & Consumable Fuels)	1,757	23,140
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,039	133,860
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	9,630	27,446
Chevron Corp. (Oil, Gas & Consumable Fuels)	17,629	2,021,165
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	883	66,525
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,877	22,787
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,848	221,464
ConocoPhillips (Oil, Gas & Consumable Fuels)	10,622	719,003
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	799	36,890
Core Laboratories N.V. (Energy Equipment & Services)	408	27,524
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	695	22,594
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	4,320	115,128
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,424	146,843
Dril-Quip, Inc.* (Energy Equipment & Services)	331	12,393
Ensco PLCADR—Class A (Energy Equipment & Services)	4,033	17,745
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	5,350	530,720
EQT Corp. (Oil, Gas & Consumable Fuels)	2,347	45,696
Equitrans Midstream Corp.* (Oil, Gas & Consumable Fuels)	1,876	39,058
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	39,064	2,862,610
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	696	35,211
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,454	12,199
Halliburton Co. (Energy Equipment & Services)	8,083	253,482
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,007	56,382
Hess Corp. (Oil, Gas & Consumable Fuels)	2,295	123,930
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,469	82,763
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	17,511	316,949
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	206	5,368
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	7,670	121,109
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,374	422,341
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	955	18,623
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,501	41,052
Nabors Industries, Ltd. (Energy Equipment & Services)	3,005	8,895
National Oilwell Varco, Inc. (Energy Equipment & Services)	3,538	104,300
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	1,849	33,800
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	4,428	98,922
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,468	14,857
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,967	465,256
Oceaneering International, Inc.* (Energy Equipment & Services)	908	14,247
OGE Energy Corp. (Electric Utilities)	1,843	75,471
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	3,794	243,613
Parsley Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	2,429	45,131
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,005	24,321
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,106	40,502
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	610	19,868
Phillips 66 (Oil, Gas & Consumable Fuels)	3,914	373,435
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,573	223,869
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,185	18,070
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,911	21,078
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	1,172	14,287
Schlumberger, Ltd. (Energy Equipment & Services)	12,776	564,826
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	606	9,708
SM Energy Co. (Oil, Gas & Consumable Fuels)	952	18,678
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,362	23,432
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,116	91,009
TechnipFMC PLC (Energy Equipment & Services)	3,925	90,118
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	11,169	300,781
Transocean, Ltd.* (Energy Equipment & Services)	4,668	40,005
U.S. Silica Holdings, Inc. (Energy Equipment & Services)(a)	714	9,625
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3,915	343,815

See accompanying notes to the financial statements.

96 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Weatherford International PLC* (Energy Equipment & Services)	9,236	$5,989
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	839	24,021
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	620	15,432
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,645	44,688
TOTAL COMMON STOCKS (Cost $5,964,609)		12,594,630

Repurchase Agreements(b)(c) (22.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $3,731,250	$3,731,000	$3,731,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,731,000)		3,731,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	29,437	$29,437
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	2,227	2,227
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $31,664)		31,664
TOTAL INVESTMENT SECURITIES (Cost $9,727,273)—97.7%		16,357,294
Net other assets (liabilities)—2.3%		388,238
NET ASSETS—100.0%		$16,745,532

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $30,195.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $2,063,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

ADR         American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/25/19	2.91%	$6,269,932	$177,006
Dow Jones U.S. Oil & Gas Index	UBS AG	2/25/19	2.91%	6,228,239	177,752
				$12,498,171	$354,758

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Electric Utilities	$75,471	0.5%
Energy Equipment & Services	1,385,072	8.3%
Oil, Gas & Consumable Fuels	11,098,876	66.2%
Semiconductors & Semiconductor Equipment	35,211	0.2%
Other**	4,150,902	24.8%
Total	$16,745,532	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Oil Equipment & Services UltraSector ProFund :: 97

Common Stocks (75.8%)

	Shares	Value
Apergy Corp.* (Energy Equipment & Services)	4,974	$167,226
Archrock, Inc. (Energy Equipment & Services)	10,997	103,812
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	18,015	424,614
C&J Energy Services, Inc.* (Energy Equipment & Services)	5,849	93,993
Cactus, Inc.*—Class A (Energy Equipment & Services)	3,332	109,356
Core Laboratories N.V. (Energy Equipment & Services)	2,565	173,035
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	6,699	73,220
Dril-Quip, Inc.* (Energy Equipment & Services)	3,053	114,304
Ensco PLCADR—Class A (Energy Equipment & Services)	30,105	132,462
Exterran Corp.* (Energy Equipment & Services)	3,424	59,441
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	10,508	51,594
Frank’s International N.V.* (Energy Equipment & Services)	9,318	53,019
Halliburton Co. (Energy Equipment & Services)	21,864	685,655
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	12,828	87,615
Helmerich & Payne, Inc. (Energy Equipment & Services)	4,643	259,962
Keane Group, Inc.* (Energy Equipment & Services)	5,619	56,640
Liberty Oilfield Services, Inc. (Energy Equipment & Services)(a)	4,252	64,673
Matrix Service Co.* (Energy Equipment & Services)	3,221	69,090
McDermott International, Inc.* (Energy Equipment & Services)	14,381	126,840
Nabors Industries, Ltd. (Energy Equipment & Services)	30,759	91,047
National Oilwell Varco, Inc. (Energy Equipment & Services)	13,549	399,425
Newpark Resources, Inc.* (Energy Equipment & Services)	10,021	83,275
Noble Corp. PLC* (Energy Equipment & Services)	23,702	78,217
Oceaneering International, Inc.* (Energy Equipment & Services)	7,685	120,578
Oil States International, Inc.* (Energy Equipment & Services)	5,365	92,385
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	13,074	158,588
ProPetro Holding Corp.* (Energy Equipment & Services)	6,448	105,360
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	10,202	124,362
RPC, Inc. (Energy Equipment & Services)(a)	6,261	67,556
Schlumberger, Ltd. (Energy Equipment & Services)	25,126	1,110,819
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,812	74,999
Select Energy Services, Inc.* (Energy Equipment & Services)	7,195	61,158
Superior Energy Services, Inc.* (Energy Equipment & Services)	17,116	66,924
TechnipFMC PLC (Energy Equipment & Services)	16,165	371,148
TETRA Technologies, Inc.* (Energy Equipment & Services)	20,262	43,158
Tidewater, Inc.* (Energy Equipment & Services)	3,299	70,994
Transocean, Ltd.* (Energy Equipment & Services)	26,346	225,785
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	7,309	98,525
Unit Corp.* (Energy Equipment & Services)	4,887	77,997
Weatherford International PLC* (Energy Equipment & Services)	125,612	81,447
TOTAL COMMON STOCKS (Cost $6,196,708)		6,510,298

Repurchase Agreements(b)(c) (20.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $1,722,116	$1,722,000	$1,722,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,722,000)		1,722,000

Collateral for Securities Loaned (1.0%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	79,696	$79,696
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	6,029	6,029
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $85,725)		85,725
TOTAL INVESTMENT SECURITIES (Cost $8,004,433)—96.8%		8,318,023
Net other assets (liabilities)—3.2%		279,335
NET ASSETS—100.0%		$8,597,358

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $83,148.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $788,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

ADR         American Depositary Receipt

See accompanying notes to the financial statements.

98 :: Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	2/25/19	2.91%	$3,052,731	$58,985
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	2/25/19	2.76%	3,295,536	62,090
				$6,348,267	$121,075

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Energy Equipment & Services	$6,510,298	75.8%
Other**	2,087,060	24.2%
Total	$8,597,358	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 99

Common Stocks (72.5%)

	Shares	Value
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	3,222	$22,457
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	1,327	62,396
Akcea Therapeutics, Inc.* (Pharmaceuticals)(a)	1,035	27,510
Akorn, Inc.* (Pharmaceuticals)	6,996	26,305
Allergan PLC (Pharmaceuticals)	1,477	212,658
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,067	33,837
Amicus Therapeutics, Inc.* (Biotechnology)	5,482	66,004
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	2,992	36,742
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,838	41,833
Assembly Biosciences, Inc.* (Pharmaceuticals)	1,353	30,821
Assertio Therapeutics, Inc.* (Pharmaceuticals)	5,996	26,742
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,398	266,499
Catalent, Inc.* (Pharmaceuticals)	2,439	90,072
Corcept Therapeutics, Inc.* (Pharmaceuticals)	3,313	37,039
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	3,836	33,373
Dermira, Inc.* (Pharmaceuticals)	2,709	17,879
Eli Lilly & Co. (Pharmaceuticals)	2,758	330,574
Endo International PLC* (Pharmaceuticals)	5,525	53,869
Horizon Pharma PLC* (Pharmaceuticals)	3,693	79,363
Innoviva, Inc.* (Pharmaceuticals)	2,711	46,358
Intersect ENT, Inc.* (Pharmaceuticals)	1,365	40,500
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	2,522	30,365
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	4,685	63,997
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	775	97,565
Johnson & Johnson (Pharmaceuticals)	3,695	491,731
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	374	43,294
Mallinckrodt PLC* (Pharmaceuticals)	2,674	58,454
Merck & Co., Inc. (Pharmaceuticals)	5,267	392,023
Mylan N.V.* (Pharmaceuticals)	4,623	138,459
Myokardia, Inc.* (Pharmaceuticals)	1,023	42,332
Omeros Corp.* (Pharmaceuticals)(a)	2,593	35,369
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	1,230	50,036
Perrigo Co. PLC (Pharmaceuticals)	1,741	80,869
Pfizer, Inc. (Pharmaceuticals)	10,269	435,919
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,130	35,279
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,653	46,152
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	707	56,397
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,746	30,153
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,884	43,501
The Medicines Co.* (Pharmaceuticals)	2,286	52,829
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	9,772	51,303
Theravance Biopharma, Inc.* (Pharmaceuticals)(a)	1,696	44,181
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,911	51,845
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	803	29,912
Zoetis, Inc. (Pharmaceuticals)	2,383	205,319
Zogenix, Inc.* (Pharmaceuticals)	1,304	57,050
TOTAL COMMON STOCKS (Cost $3,259,777)		4,247,165

Repurchase Agreements(b)(c) (27.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $1,577,106	$1,577,000	$1,577,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,577,000)		1,577,000

Collateral for Securities Loaned (2.0%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	107,720	$107,720
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	8,150	8,150
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $115,870)		115,870
TOTAL INVESTMENT SECURITIES (Cost $4,952,647)—101.5%		5,940,035
Net other assets (liabilities)—(1.5)%		(89,802)
NET ASSETS—100.0%		$5,850,233

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $114,399.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $741,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

See accompanying notes to the financial statements.

100 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	2/25/19	2.91%	$2,237,770	$13,279
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	2/25/19	2.76%	2,303,914	17,283
				$4,541,684	$30,562

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Biotechnology	$302,478	5.2%
Pharmaceuticals	3,944,687	67.3%
Other**	1,603,068	27.5%
Total	$5,850,233	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 101

Common Stocks (73.9%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	37,909	$1,652,074
Alamos Gold, Inc. (Metals & Mining)	63,082	281,346
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	66,658	952,543
B2gold Corp.* (Metals & Mining)	159,965	507,089
Barrick Gold Corp.ADR (Metals & Mining)	277,242	3,712,271
Coeur Mining, Inc.* (Metals & Mining)	32,814	168,992
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	35,104	549,378
Eldorado Gold Corp.* (Metals & Mining)	25,631	96,116
First Majestic Silver Corp.* (Metals & Mining)(a)	27,203	166,482
Fortuna Silver Mines, Inc.* (Metals & Mining)	25,874	104,272
Franco-Nevada Corp. (Metals & Mining)	30,183	2,343,409
Gold Fields, Ltd.ADR (Metals & Mining)	132,809	544,517
Goldcorp, Inc. (Metals & Mining)	140,514	1,572,352
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)(a)	74,893	148,288
Hecla Mining Co. (Metals & Mining)	77,672	209,714
IAMGOLD Corp.* (Metals & Mining)	75,411	283,545
Kinross Gold Corp.* (Metals & Mining)	202,140	679,190
Kirkland Lake Gold, Ltd. (Metals & Mining)	30,229	972,467
McEwen Mining, Inc. (Metals & Mining)(a)	41,951	75,931
New Gold, Inc.* (Metals & Mining)	93,610	108,588
Newmont Mining Corp. (Metals & Mining)	86,121	2,937,588
Novagold Resources, Inc.* (Metals & Mining)(a)	35,990	140,001
Osisko Gold Royalties, Ltd. (Metals & Mining)	15,465	151,248
Pan American Silver Corp. (Metals & Mining)	24,768	369,291
Pretium Resources, Inc.* (Metals & Mining)(a)	29,615	232,774
Royal Gold, Inc. (Metals & Mining)	10,644	929,966
Sandstorm Gold, Ltd.* (Metals & Mining)(a)	29,521	154,985
Seabridge Gold, Inc.* (Metals & Mining)(a)	6,675	92,849
Sibanye Gold, Ltd.*ADR (Metals & Mining)	66,896	229,453
SSR Mining, Inc.* (Metals & Mining)	19,469	267,115
Tahoe Resources, Inc.* (Metals & Mining)	50,651	191,967
Wheaton Precious Metals Corp. (Metals & Mining)	71,776	1,513,038
Yamana Gold, Inc. (Metals & Mining)	153,463	434,300
TOTAL COMMON STOCKS (Cost $16,775,274)		22,773,139

Repurchase Agreements(b)(c) (19.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $6,018,404	$6,018,000	$6,018,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,018,000)		6,018,000

Collateral for Securities Loaned (2.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	646,955	$646,955
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	48,945	48,945
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $695,900)		695,900
TOTAL INVESTMENT SECURITIES (Cost $23,489,174)—95.7%		29,487,039
Net other assets (liabilities)—4.3%		1,332,485
NET ASSETS—100.0%		$30,819,524

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $680,130.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $2,951,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

ADR         American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/25/19	2.91%	$11,562,921	$979,127
Dow Jones Precious Metals Index	UBS AG	2/25/19	3.16%	11,981,767	927,709
				$23,544,688	$1,906,836

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

102 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Metals & Mining	$22,773,139	73.9%
Other**	8,046,385	26.1%
Total	$30,819,524	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 103

Common Stocks (74.1%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	3,056	$87,799
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	20,183	361,478
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	3,930	517,620
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	5,236	240,961
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	9,782	216,280
American Tower Corp. (Equity Real Estate Investment Trusts)	16,649	2,877,612
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	52,629	549,447
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	5,965	295,387
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	8,222	134,923
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	5,259	1,014,566
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	4,557	157,171
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	5,941	783,440
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	6,779	102,024
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	11,341	194,271
Camden Property Trust (Equity Real Estate Investment Trusts)	3,646	353,480
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	12,043	550,967
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	7,307	139,052
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	18,717	113,612
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	4,498	99,271
Corecivic, Inc. (Equity Real Estate Investment Trusts)	4,512	89,653
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,448	143,048
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	4,318	106,611
CoStar Group, Inc.* (Professional Services)	1,442	563,447
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	15,891	140,635
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	15,781	1,847,324
CubeSmart (Equity Real Estate Investment Trusts)	6,931	214,514
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	3,897	211,217
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	8,082	82,113
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	7,687	832,810
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	6,079	229,969
Duke Realty Corp. (Equity Real Estate Investment Trusts)	13,581	397,108
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,435	148,465
EPR Properties (Equity Real Estate Investment Trusts)	2,914	212,897
Equinix, Inc. (Equity Real Estate Investment Trusts)	3,033	1,195,002
Equity Commonwealth (Equity Real Estate Investment Trusts)	4,568	147,804
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	3,580	379,050
Equity Residential (Equity Real Estate Investment Trusts)	14,142	1,026,144
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,389	647,897
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	4,666	460,114
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	2,904	384,983
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,662	152,541
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	7,588	284,550
HCP, Inc. (Equity Real Estate Investment Trusts)	18,102	570,937
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,641	149,858
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	8,062	229,122
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	3,850	170,632
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	6,138	163,639
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	28,387	512,669
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	5,986	194,365
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	4,373	70,405
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	11,280	253,687
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	11,073	411,916
JBG Smith Properties (Equity Real Estate Investment Trusts)	4,318	166,891
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,622	232,611
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	3,796	267,466
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	15,910	270,629
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	3,126	232,731
Lexington Realty Trust (Equity Real Estate Investment Trusts)	8,128	78,110
Liberty Property Trust (Equity Real Estate Investment Trusts)	5,811	273,931
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,643	161,458
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,591	73,975
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	14,073	256,129

See accompanying notes to the financial statements.

104 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	17,190	$126,003
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	4,417	447,354
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	1,557	129,636
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	6,034	318,052
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	14,082	239,112
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	7,577	304,520
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	5,284	109,643
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	7,643	110,671
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	7,587	228,141
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	5,058	162,109
Physicians Realty Trust (Equity Real Estate Investment Trusts)	6,853	124,108
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	5,065	98,058
Potlatch Corp. (Equity Real Estate Investment Trusts)	2,418	89,176
Prologis, Inc. (Equity Real Estate Investment Trusts)	23,996	1,659,563
Public Storage (Equity Real Estate Investment Trusts)	5,853	1,243,880
Rayonier, Inc. (Equity Real Estate Investment Trusts)	5,087	154,848
Realogy Holdings Corp. (Real Estate Management & Development)(a)	4,502	79,911
Realty Income Corp. (Equity Real Estate Investment Trusts)	11,249	772,694
Regency Centers Corp. (Equity Real Estate Investment Trusts)	6,599	428,935
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	8,230	104,027
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	6,712	124,508
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	2,098	168,574
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	6,773	139,117
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	4,406	804,227
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	9,031	124,357
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	11,890	2,165,406
SITE Centers Corp. (Equity Real Estate Investment Trusts)	5,411	70,722
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	3,129	289,213
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	3,138	124,641
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	10,497	231,774
STORE Capital Corp. (Equity Real Estate Investment Trusts)	7,355	237,714
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	3,151	346,326
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	8,844	126,469
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	3,662	83,311
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	2,290	114,042
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	4,573	103,121
The Howard Hughes Corp.* (Real Estate Management & Development)	1,496	166,116
The Macerich Co. (Equity Real Estate Investment Trusts)	3,896	179,839
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	9,597	140,020
UDR, Inc. (Equity Real Estate Investment Trusts)	10,501	459,419
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	6,787	135,129
Urban Edge Properties (Equity Real Estate Investment Trusts)	4,426	90,379
Ventas, Inc. (Equity Real Estate Investment Trusts)	13,544	873,453
VEREIT, Inc. (Equity Real Estate Investment Trusts)	36,814	297,457
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	13,618	293,196
Vornado Realty Trust (Equity Real Estate Investment Trusts)	6,672	466,440
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3,022	76,608
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	4,525	129,822
Welltower, Inc. (Equity Real Estate Investment Trusts)	14,284	1,106,867
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	28,528	748,575
WP Carey, Inc. (Equity Real Estate Investment Trusts)	6,072	454,732
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,391	82,419
TOTAL COMMON STOCKS (Cost $36,803,100)		41,312,852

Repurchase Agreements(b)(c) (21.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $11,735,787	$11,735,000	$11,735,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,735,000)		11,735,000

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 105

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	61,380	$61,380
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	4,644	4,644
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $66,024)		66,024
TOTAL INVESTMENT SECURITIES (Cost $48,604,124)—95.2%		53,113,876
Net other assets (liabilities)—4.8%		2,697,104
NET ASSETS—100.0%		$55,810,980

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $65,107.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $3,804,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/25/19	2.91%	$21,146,889	$876,375
Dow Jones U.S. Real Estate Index	UBS AG	2/25/19	2.76%	21,228,204	862,649
				$42,375,093	$1,739,024

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$37,705,338	67.7%
Mortgage Real Estate Investment Trusts	2,014,462	3.6%
Professional Services	563,447	1.0%
Real Estate Management & Development	1,029,605	1.8%
Other**	14,498,128	25.9%
Total	$55,810,980	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

106 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(a)(b) (210.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $42,750,868	$42,748,000	$42,748,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,748,000)		42,748,000
TOTAL INVESTMENT SECURITIES (Cost $42,748,000)—210.1%		42,748,000
Net other assets (liabilities)—(110.1)%(c)		(22,403,981)
NET ASSETS—100.0%		$20,344,019

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $640,000.

(c)               Amount includes $21,423,037 of Net payable for capital shares redeemed.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.375% due on 11/15/48	Citibank North America	2/15/19	(2.35)%	$(16,851,742)	$(818,944)
30-Year U.S. Treasury Bond, 3.375% due on 11/15/48	Societe’ Generale	2/15/19	(2.22)%	(8,479,539)	(124,393)
				$(25,331,281)	$(943,337)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 107

Repurchase Agreements(a)(b) (101.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $7,736,519	$7,736,000	$7,736,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,736,000)		7,736,000
TOTAL INVESTMENT SECURITIES (Cost $7,736,000)—101.5%		7,736,000
Net other assets (liabilities)—(1.5)%		(111,070)
NET ASSETS—100.0%		$7,624,930

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $318,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 3.125% due on 11/15/28	Citibank North America	2/15/19	(2.35)%	$(2,397,570)	$(39,279)
10-Year U.S. Treasury Note, 3.125% due on 11/15/28	Societe’ Generale	2/15/19	(2.19)%	(5,212,109)	(19,106)
				$(7,609,679)	$(58,385)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

108 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(a)(b) (102.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $14,147,949	$14,147,000	$14,147,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,147,000)		14,147,000
TOTAL INVESTMENT SECURITIES (Cost $14,147,000)—102.2%		14,147,000
Net other assets (liabilities)—(2.2)%		(301,539)
NET ASSETS—100.0%		$13,845,461

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $1,408,000.

At January 31, 2019, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$1,421,704	British pound	1,110,547	2/8/19	$1,456,904	$(35,200)
U.S. dollar	957,093	Canadian dollar	1,264,838	2/8/19	962,903	(5,810)
U.S. dollar	7,153,443	Euro	6,198,541	2/8/19	7,097,411	56,032
U.S. dollar	1,295,292	Japanese yen	140,277,474	2/8/19	1,288,767	6,525
U.S. dollar	443,858	Swedish krona	3,935,429	2/8/19	435,384	8,474
U.S. dollar	520,110	Swiss franc	506,081	2/8/19	509,503	10,607
Total Short Contracts	$11,791,500				$11,750,872	$40,628
Long:
British pound	420,395	U.S. dollar	$545,223	2/8/19	$551,508	$6,285
Canadian dollar	548,824	U.S. dollar	414,931	2/8/19	417,811	2,880
Euro	2,183,655	U.S. dollar	2,491,925	2/8/19	2,500,314	8,389
Japanese yen	62,908,364	U.S. dollar	575,492	2/8/19	577,956	2,464
Swedish krona	1,576,647	U.S. dollar	174,710	2/8/19	174,427	(283)
Swiss franc	149,169	U.S. dollar	150,071	2/8/19	150,178	107
Total Long Contracts			$4,352,352		$4,372,194	$19,842

At January 31, 2019, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$1,393,530	British pound	1,087,382	2/8/19	$1,426,514	$(32,984)
U.S. dollar	1,222,150	Canadian dollar	1,611,767	2/8/19	1,227,014	(4,864)
U.S. dollar	6,683,242	Euro	5,790,651	2/8/19	6,630,372	52,870
U.S. dollar	1,942,921	Japanese yen	210,430,344	2/8/19	1,933,280	9,641
U.S. dollar	562,324	Swedish krona	4,991,837	2/8/19	552,256	10,068
U.S. dollar	341,620	Swiss franc	332,668	2/8/19	334,917	6,703
Total Short Contracts	$12,145,787				$12,104,353	$41,434
Long:
British pound	521,053	U.S. dollar	$667,749	2/8/19	$683,558	$15,809
Canadian dollar	672,996	U.S. dollar	509,555	2/8/19	512,342	2,787
Euro	2,838,677	U.S. dollar	3,286,049	2/8/19	3,250,323	(35,726)
Japanese yen	82,848,227	U.S. dollar	768,446	2/8/19	761,149	(7,297)
Swedish krona	2,092,067	U.S. dollar	236,540	2/8/19	231,449	(5,091)
Swiss franc	194,334	U.S. dollar	199,944	2/8/19	195,648	(4,296)
Total Long Contracts			$5,668,283		$5,634,469	$(33,814)
		Total unrealized appreciation				$199,641
		Total unrealized (depreciation)				(131,551)
		Total net unrealized appreciation/(depreciation)				$68,090

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 109

Common Stocks (74.6%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	22,479	$548,712
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	9,497	938,873
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	25,101	980,947
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	10,606	2,845,060
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,500	55,725
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,591	130,664
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	9,234	128,076
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	3,555	117,493
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,300	161,205
Intel Corp. (Semiconductors & Semiconductor Equipment)	116,482	5,488,633
InterDigital, Inc. (Communications Equipment)	806	58,685
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	3,932	419,033
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,999	678,150
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	15,093	279,673
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	7,070	383,689
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,049	486,158
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	28,520	1,090,034
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,312	107,099
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	972	123,016
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	15,513	2,229,994
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	10,706	214,548
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	3,168	207,060
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	30,914	1,530,861
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,692	82,164
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,104	84,456
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,576	334,231
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	831	33,074
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,631	166,670
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	24,520	2,468,674
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,080	112,136
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,799	102,919
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	6,439	720,782
TOTAL COMMON STOCKS (Cost $12,480,498)		23,308,494

Repurchase Agreements(a)(b) (22.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $7,112,477	$7,112,000	$7,112,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,112,000)		7,112,000
TOTAL INVESTMENT SECURITIES (Cost $19,592,498)—97.4%		30,420,494
Net other assets (liabilities)—2.6%		823,806
NET ASSETS—100.0%		$31,244,300

*                      Non-income producing security.

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $3,761,000.

See accompanying notes to the financial statements.

110 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	2/25/19	2.91%	$12,109,044	$513,676
Dow Jones U.S. Semiconductors Index	UBS AG	2/25/19	2.96%	11,646,234	484,585
				$23,755,278	$998,261

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Communications Equipment	$58,685	0.2%
Semiconductors & Semiconductor Equipment	23,249,809	74.4%
Other**	7,935,806	25.4%
Total	$31,244,300	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Short Nasdaq-100 ProFund :: 111

Repurchase Agreements(a)(b) (132.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $4,546,305	$4,546,000	$4,546,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,546,000)		4,546,000
TOTAL INVESTMENT SECURITIES (Cost $4,546,000)—132.7%		4,546,000
Net other assets (liabilities)—(32.7)%		(1,120,032)
NET ASSETS—100.0%		$3,425,968

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $478,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	2	3/18/19	$(276,410)	$(4,614)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/19	(2.71)%	$(1,634,142)	$(86,015)
Nasdaq-100 Index	UBS AG	2/27/19	(2.56)%	(1,461,736)	(29,349)
				$(3,095,878)	$(115,364)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

112 :: Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(a)(b) (99.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $1,872,126	$1,872,000	$1,872,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,872,000)		1,872,000
TOTAL INVESTMENT SECURITIES (Cost $1,872,000)—99.4%		1,872,000
Net other assets (liabilities)—0.6%		11,184
NET ASSETS—100.0%		$1,883,184

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $378,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/25/19	(2.56)%	$(962,568)	$(44,782)
Dow Jones U.S. Oil & Gas Index	UBS AG	2/25/19	(2.26)%	(917,415)	(25,969)
				$(1,879,983)	$(70,751)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 113

Repurchase Agreements(a)(b) (94.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $6,749,453	$6,749,000	$6,749,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,749,000)		6,749,000
TOTAL INVESTMENT SECURITIES (Cost $6,749,000)—94.8%		6,749,000
Net other assets (liabilities)—5.2%		372,889
NET ASSETS—100.0%		$7,121,889

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $1,302,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/25/19	(2.31)%	$(3,465,790)	$(371,772)
Dow Jones Precious Metals Index	UBS AG	2/25/19	(2.16)%	(3,640,054)	(379,980)
				$(7,105,844)	$(751,752)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

114 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(a)(b) (95.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $1,689,113	$1,689,000	$1,689,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,689,000)		1,689,000
TOTAL INVESTMENT SECURITIES (Cost $1,689,000)—95.0%		1,689,000
Net other assets (liabilities)—5.0%		89,365
NET ASSETS—100.0%		$1,778,365

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $383,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/25/19	(2.56)%	$(888,885)	$(34,051)
Dow Jones U.S. Real Estate Index	UBS AG	2/25/19	(2.16)%	(882,272)	(38,812)
				$(1,771,157)	$(72,863)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 115

Repurchase Agreements(a)(b) (158.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $3,176,213	$3,176,000	$3,176,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,176,000)		3,176,000
TOTAL INVESTMENT SECURITIES (Cost $3,176,000)—158.4%		3,176,000
Net other assets (liabilities)—(58.4)%		(1,170,605)
NET ASSETS—100.0%		$2,005,395

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $540,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	8	3/18/19	$(599,680)	$(15,815)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/19	(2.16)%	$(634,590)	$(10,919)
Russell 2000 Index	UBS AG	2/27/19	(1.91)%	(759,774)	(19,691)
				$(1,394,364)	$(30,610)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

116 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (51.9%)

	Percentage of Net Assets	Shares	Value
ALLETE, Inc. (Electric Utilities)	0.1%	306	$23,544
Array BioPharma, Inc.* (Biotechnology)*	0.1%	1,173	21,899
CACI International, Inc.—Class A* (IT Services)*	0.1%	153	25,578
Chegg, Inc.* (Diversified Consumer Services)*	0.1%	612	21,555
Ciena Corp.* (Communications Equipment)*	0.2%	816	31,082
Coupa Software, Inc.* (Software)*	0.1%	306	26,610
Cree, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	561	28,291
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)*	0.1%	204	26,203
EnerSys (Electrical Equipment)	0.1%	255	21,741
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	816	26,969
Essent Group, Ltd.* (Thrifts & Mortgage Finance)*	0.1%	561	22,299
Etsy, Inc.* (Internet & Direct Marketing Retail)*	0.2%	663	36,232
FibroGen, Inc.* (Biotechnology)*	0.1%	408	23,153
First Financial Bankshares, Inc. (Banks)	0.1%	357	21,812
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	714	23,363
Five Below, Inc.* (Specialty Retail)*	0.2%	306	37,862
Glacier Bancorp, Inc. (Banks)	0.1%	510	21,511
Haemonetics Corp.* (Health Care Equipment & Supplies)*	0.2%	306	30,267
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	714	23,055
Hubspot, Inc.* (Software)*	0.2%	204	32,296
IBERIABANK Corp. (Banks)	0.1%	306	22,609
IDACORP, Inc. (Electric Utilities)	0.2%	306	29,834
Ingevity Corp.* (Chemicals)*	0.1%	255	23,989
Insperity, Inc. (Professional Services)	0.1%	204	21,762
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)*	0.2%	765	37,371
LHC Group, Inc.* (Health Care Providers & Services)*	0.1%	204	21,570
LivaNova PLC* (Health Care Equipment & Supplies)*	0.1%	255	23,542
Loxo Oncology, Inc.* (Biotechnology)*	0.2%	153	35,893
MAXIMUS, Inc. (IT Services)	0.1%	357	25,036
Medidata Solutions, Inc.* (Health Care Technology)*	0.1%	306	21,714
MGIC Investment Corp.* (Thrifts & Mortgage Finance)*	0.1%	2,142	26,731
New Jersey Resources Corp. (Gas Utilities)	0.1%	510	24,735
New Relic, Inc.* (Software)*	0.1%	255	25,921
Novocure, Ltd.* (Health Care Equipment & Supplies)*	0.1%	459	22,491
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)*	0.1%	306	23,919
ONE Gas, Inc. (Gas Utilities)	0.1%	306	25,138
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)*	0.1%	510	29,540
Portland General Electric Co. (Electric Utilities)	0.1%	510	24,643
Primerica, Inc. (Insurance)	0.1%	255	28,654
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.1%	1,275	24,530
Selective Insurance Group, Inc. (Insurance)	0.1%	357	21,748
Spire, Inc. (Gas Utilities)	0.1%	306	24,287
Spirit Airlines, Inc.* (Airlines)*	0.1%	408	23,998
Teladoc, Inc.* (Health Care Technology)*	0.1%	357	22,919
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	0.1%	408	24,823
The Brink’s Co. (Commercial Services & Supplies)	0.1%	306	22,659
Trade Desk, Inc. (The)* (Software)*	0.1%	204	29,108
Trex Co., Inc.* (Building Products)*	0.1%	357	24,903
Woodward, Inc. (Machinery)	0.1%	306	27,799
Other Common Stocks(a)	45.5%	569,264	9,006,863
TOTAL COMMON STOCKS (Cost $9,692,599)			10,274,051

Contingent Right(NM)

A. Schulman, Inc.*^+(b) (Chemicals)		204	408
TOTAL CONTINGENT RIGHT (Cost $408)			408

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 117

Repurchase Agreements(c)(d) (47.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $9,352,627	$9,352,000	$9,352,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,352,000)		9,352,000

Collateral for Securities Loaned (1.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(e)	196,991	$196,991
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(e)	14,903	14,903
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $211,894)		211,894
TOTAL INVESTMENT SECURITIES (Cost $19,256,901)—100.2%		19,838,353
Net other assets (liabilities)—(0.2)%		(30,948)
NET ASSETS—100.0%		$19,807,405

*                      Non-income producing security.

+                      These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.

^                       The Advisor has deemed these securities to be illiquid. As of January 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $200,809.

(b)              No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $1,431,000.

(d)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)               Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	10	3/18/19	$749,600	$28,967

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/19	2.66%	$1,055,750	$18,122
Russell 2000 Index	UBS AG	2/27/19	2.41%	7,741,638	133,923
				$8,797,388	$152,045

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

118 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$129,212	0.7%
Air Freight & Logistics	38,832	0.2%
Airlines	49,387	0.2%
Auto Components	112,354	0.6%
Automobiles	5,834	NM
Banks	843,702	4.4%
Beverages	5,004	NM
Biotechnology	696,250	3.5%
Building Products	133,384	0.7%
Capital Markets	117,542	0.6%
Chemicals	197,119	1.0%
Commercial Services & Supplies	265,571	1.3%
Communications Equipment	196,701	1.0%
Construction & Engineering	116,431	0.6%
Construction Materials	10,117	0.1%
Consumer Finance	70,289	0.4%
Containers & Packaging	10,113	0.1%
Distributors	8,531	NM
Diversified Consumer Services	90,836	0.5%
Diversified Financial Services	25,166	0.1%
Diversified Telecommunication Services	59,694	0.3%
Electric Utilities	136,437	0.7%
Electrical Equipment	80,650	0.4%
Electronic Equipment, Instruments & Components	261,260	1.3%
Energy Equipment & Services	148,062	0.7%
Entertainment	54,051	0.3%
Equity Real Estate Investment Trusts	757,622	3.8%
Food & Staples Retailing	42,600	0.2%
Food Products	76,657	0.4%
Gas Utilities	122,090	0.6%
Health Care Equipment & Supplies	372,671	1.9%
Health Care Providers & Services	203,592	1.0%
Health Care Technology	127,642	0.6%
Hotels, Restaurants & Leisure	255,968	1.3%
Household Durables	160,658	0.8%
Household Products	9,083	NM
Independent Power and Renewable Electricity Producers	45,615	0.2%
Industrial Conglomerates	9,432	NM
Insurance	236,038	1.2%
Interactive Media & Services	68,569	0.3%
Internet & Direct Marketing Retail	92,316	0.5%
IT Services	240,642	1.2%
Leisure Products	26,743	0.1%
Life Sciences Tools & Services	70,999	0.4%
Machinery	351,127	1.8%
Marine	17,163	0.1%
Media	181,460	0.9%
Metals & Mining	137,661	0.7%
Mortgage Real Estate Investment Trusts	150,021	0.8%
Multiline Retail	35,059	0.2%
Multi-Utilities	55,271	0.3%
Oil, Gas & Consumable Fuels	271,225	1.4%
Paper & Forest Products	44,884	0.2%
Personal Products	12,072	0.1%
Pharmaceuticals	212,273	1.1%
Professional Services	140,547	0.7%
Real Estate Management & Development	38,827	0.2%
Road & Rail	59,636	0.3%
Semiconductors & Semiconductor Equipment	325,756	1.6%
Software	591,444	3.0%
Specialty Retail	280,473	1.4%
Technology Hardware, Storage & Peripherals	42,420	0.2%
Textiles, Apparel & Luxury Goods	89,367	0.5%
Thrifts & Mortgage Finance	243,593	1.2%
Tobacco	18,873	0.1%
Trading Companies & Distributors	135,480	0.7%
Water Utilities	28,968	0.1%
Wireless Telecommunication Services	29,393	0.1%
Other**	9,532,946	48.1%
Total	$19,807,405	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 119

Common Stocks (100.1%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	4,872	$62,166
8x8, Inc.* (Software)	4,032	71,004
AAON, Inc. (Building Products)	1,176	43,441
AAR Corp. (Aerospace & Defense)	672	25,321
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,016	57,920
Acorda Therapeutics, Inc.* (Biotechnology)	840	13,969
Actuant Corp.—Class A (Machinery)	1,344	30,764
Addus Homecare Corp.* (Health Care Providers & Services)	504	30,316
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	672	34,467
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,024	119,357
Aerovironment, Inc.* (Aerospace & Defense)	840	65,234
Agilysys, Inc.* (Software)	672	11,894
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,512	99,838
AK Steel Holding Corp.* (Metals & Mining)	8,064	23,789
Akorn, Inc.* (Pharmaceuticals)	1,512	5,685
Alarm.com Holdings, Inc.* (Software)	840	52,861
Albany International Corp.—Class A (Machinery)	1,176	80,745
Allegiant Travel Co. (Airlines)	504	65,520
Amedisys, Inc.* (Health Care Providers & Services)	1,176	154,243
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	840	36,070
American Equity Investment Life Holding Co. (Insurance)	1,848	57,879
American Public Education, Inc.* (Diversified Consumer Services)	672	19,884
American States Water Co. (Water Utilities)	1,008	68,261
AMERISAFE, Inc. (Insurance)	504	29,943
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	2,016	130,617
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,512	34,413
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,512	31,903
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	336	18,057
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	840	49,568
Archrock, Inc. (Energy Equipment & Services)	5,544	52,336
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,344	9,663
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	2,016	30,280
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,008	21,188
Asbury Automotive Group, Inc.* (Specialty Retail)	336	23,738
Ascena Retail Group, Inc.* (Specialty Retail)	7,392	18,110
ATN International, Inc. (Diversified Telecommunication Services)	504	37,588
Avista Corp. (Multi-Utilities)	1,344	56,246
Avon Products, Inc.* (Personal Products)	18,648	43,636
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	672	13,998
Axon Enterprise, Inc.* (Aerospace & Defense)	2,520	128,546
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	1,176	35,703
AZZ, Inc. (Electrical Equipment)	840	37,590
B&G Foods, Inc.—Class A (Food Products)(a)	1,848	49,268
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	672	35,475
Balchem Corp. (Chemicals)	672	55,789
Barnes Group, Inc. (Machinery)	840	49,627
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	3,864	96,291
BioTelemetry, Inc.* (Health Care Providers & Services)	1,344	96,526
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	840	41,857
Blucora, Inc.* (Capital Markets)	2,016	59,493
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	336	7,745
Bottomline Technologies, Inc.* (Software)	1,512	78,094
Brady Corp.—Class A (Commercial Services & Supplies)	1,344	60,090
Brookline Bancorp, Inc. (Banks)	1,848	27,480
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	3,024	94,137
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,176	119,823
CalAmp Corp.* (Communications Equipment)	840	12,104
Calavo Growers, Inc. (Food Products)	504	41,005
California Water Service Group (Water Utilities)	1,176	58,236
Callaway Golf Co. (Leisure Products)	2,520	41,051
Cal-Maine Foods, Inc. (Food Products)	504	21,259
Cambrex Corp.* (Life Sciences Tools & Services)	1,008	43,999
Cardtronics PLC*—Class A (IT Services)	1,512	40,930
Care.com, Inc.* (Interactive Media & Services)	1,176	27,954
Career Education Corp.* (Diversified Consumer Services)	3,024	39,040
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,528	77,545
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,528	43,324
Cavco Industries, Inc.* (Household Durables)	336	55,873
Central Pacific Financial Corp. (Banks)	672	19,239
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)(a)	336	9,556
Chart Industries, Inc.* (Machinery)	672	50,198
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	504	16,188
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	504	11,451
City Holding Co. (Banks)	672	48,169
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,176	56,977
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	840	14,734
Comfort Systems USA, Inc. (Construction & Engineering)	840	40,295

See accompanying notes to the financial statements.

120 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Community Bank System, Inc. (Banks)	2,184	$130,931
Community Health Systems, Inc.* (Health Care Providers & Services)	2,184	8,605
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	672	22,189
Computer Programs & Systems, Inc. (Health Care Technology)	168	4,408
CONMED Corp. (Health Care Equipment & Supplies)	1,176	82,732
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	504	17,907
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,680	17,942
Control4 Corp.* (Electronic Equipment, Instruments & Components)	672	13,353
Corcept Therapeutics, Inc.* (Pharmaceuticals)	4,368	48,834
CorVel Corp.* (Health Care Providers & Services)	336	20,990
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	1,008	22,116
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	2,856	82,024
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,512	42,200
CSG Systems International, Inc. (IT Services)	672	24,320
CTS Corp. (Electronic Equipment, Instruments & Components)	1,344	38,129
Cubic Corp. (Aerospace & Defense)	672	43,189
Cutera, Inc.* (Health Care Equipment & Supplies)	336	4,825
CVB Financial Corp. (Banks)	2,016	44,171
Cytokinetics, Inc.* (Biotechnology)	1,176	8,267
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	1,680	86,436
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	19,488	39,561
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	5,544	56,327
Diebold, Inc. (Technology Hardware, Storage & Peripherals)(a)	1,512	6,426
DineEquity, Inc. (Hotels, Restaurants & Leisure)	672	51,253
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	840	28,249
Dorman Products, Inc.* (Auto Components)	1,176	101,078
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)(a)	336	4,247
DSW, Inc.—Class A (Specialty Retail)	1,512	41,202
DXP Enterprises, Inc.* (Trading Companies & Distributors)	672	22,116
Eagle Pharmaceuticals, Inc.* (Biotechnology)	504	21,299
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	2,520	45,259
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,512	156,433
Ebix, Inc. (Software)	504	28,788
eHealth, Inc.* (Insurance)	672	41,100
El Paso Electric Co. (Electric Utilities)	840	44,117
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,008	16,622
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	1,512	45,360
Emergent BioSolutions, Inc.* (Biotechnology)	1,176	73,371
Enanta Pharmaceuticals, Inc.* (Biotechnology)	672	53,377
Endo International PLC* (Pharmaceuticals)	8,400	81,900
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	336	26,618
Era Group, Inc.* (Energy Equipment & Services)	336	3,165
ESCO Technologies, Inc. (Machinery)	1,176	76,569
EVERTEC, Inc. (IT Services)	1,680	46,485
ExlService Holdings, Inc.* (IT Services)	672	38,640
Exponent, Inc. (Professional Services)	2,184	109,113
Extreme Networks, Inc.* (Communications Equipment)	2,520	19,051
Fabrinet* (Electronic Equipment, Instruments & Components)	1,008	57,295
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	336	14,287
Federal Signal Corp. (Machinery)	1,344	29,541
Fidelity Southern Corp. (Banks)	336	10,235
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	504	7,489
First BanCorp. (Banks)	4,704	50,098
First Financial Bankshares, Inc. (Banks)	2,856	174,501
First Midwest Bancorp, Inc. (Banks)	2,520	55,490
FirstCash, Inc. (Consumer Finance)	1,848	152,331
Forrester Research, Inc. (Professional Services)	504	22,635
Forward Air Corp. (Air Freight & Logistics)	840	49,165
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,856	80,653
Fox Factory Holding Corp.* (Auto Components)	1,680	99,674
Franklin Electric Co., Inc. (Machinery)	1,680	80,271
FTI Consulting, Inc.* (Professional Services)	840	57,389
FutureFuel Corp. (Chemicals)	504	9,228
Gentherm, Inc.* (Auto Components)	1,008	42,900
Getty Realty Corp. (Equity Real Estate Investment Trusts)	840	26,930
Gibraltar Industries, Inc.* (Building Products)	840	29,946
Glacier Bancorp, Inc. (Banks)	3,528	148,810
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,344	26,060
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	840	16,397
Great Western Bancorp, Inc. (Banks)	1,176	41,501
Greenhill & Co., Inc. (Capital Markets)	504	12,630
GUESS?, Inc. (Specialty Retail)	2,352	45,888
Harmonic, Inc.* (Communications Equipment)	3,696	19,552
Harsco Corp.* (Machinery)	3,360	71,568
Hawaiian Holdings, Inc. (Airlines)	1,008	32,276
Hawkins, Inc. (Chemicals)	336	13,941
HCI Group, Inc. (Insurance)	336	15,920
HealthStream, Inc. (Health Care Technology)	672	16,908
Heartland Express, Inc. (Road & Rail)	1,176	23,532
Heidrick & Struggles International, Inc. (Professional Services)	504	16,657
Heritage Financial Corp. (Banks)	840	26,023
Heska Corp.* (Health Care Equipment & Supplies)	336	33,130
HFF, Inc.—Class A (Real Estate Management & Development)	672	27,834
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	4,704	13,171
Hillenbrand, Inc. (Machinery)	1,176	49,862
HMS Holdings Corp.* (Health Care Technology)	3,528	105,805
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	504	12,333

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 121

Common Stocks, continued

	Shares	Value
Hub Group, Inc.*—Class A (Air Freight & Logistics)	672	$29,911
Independent Bank Corp. (Banks)	1,176	93,821
Ingevity Corp.* (Chemicals)	1,008	94,823
Innospec, Inc. (Chemicals)	1,008	70,832
Innoviva, Inc.* (Pharmaceuticals)	2,856	48,838
Insteel Industries, Inc. (Building Products)	504	11,133
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,176	95,244
Inter Parfums, Inc. (Personal Products)	672	44,661
Investment Technology Group, Inc. (Capital Markets)	1,344	40,669
Iridium Communications, Inc.* (Diversified Telecommunication Services)	4,032	78,141
iRobot Corp.* (Household Durables)	1,176	105,593
J & J Snack Foods Corp. (Food Products)	336	51,862
John B. Sanfilippo & Son, Inc. (Food Products)	168	11,466
John Bean Technologies Corp. (Machinery)	672	53,384
Kaiser Aluminum Corp. (Metals & Mining)	672	67,448
Kaman Corp.—Class A (Trading Companies & Distributors)	504	29,796
KEMET Corp. (Electronic Equipment, Instruments & Components)	2,352	41,677
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	1,008	26,268
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,016	31,450
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,512	2,087
Korn/Ferry International (Professional Services)	1,512	68,947
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,008	16,955
LegacyTexas Financial Group, Inc. (Banks)	1,848	73,624
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	336	8,010
LHC Group, Inc.* (Health Care Providers & Services)	840	88,813
Lindsay Corp. (Machinery)	168	14,428
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	1,176	9,843
LivePerson, Inc.* (Software)	1,512	35,487
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,176	55,789
Luminex Corp. (Life Sciences Tools & Services)	1,680	46,855
Marcus & Millichap, Inc.* (Real Estate Management & Development)	840	33,264
Materion Corp. (Metals & Mining)	504	23,653
Matson, Inc. (Marine)	1,848	61,926
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	1,680	32,962
Medifast, Inc. (Personal Products)	504	64,130
Medpace Holdings* (Life Sciences Tools & Services)	1,008	64,915
Mercury Systems, Inc.* (Aerospace & Defense)	1,176	68,949
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,848	30,289
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,352	132,959
MGP Ingredients, Inc. (Beverages)	336	24,121
MicroStrategy, Inc.*—Class A (Software)	168	21,318
Mobile Mini, Inc. (Commercial Services & Supplies)	1,848	69,836
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,688	31,880
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	336	14,529
Monotype Imaging Holdings, Inc. (Software)	1,176	19,522
Monro Muffler Brake, Inc. (Specialty Retail)	1,344	96,311
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	504	16,103
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	336	16,820
Myriad Genetics, Inc.* (Biotechnology)	1,680	47,359
Nabors Industries, Ltd. (Energy Equipment & Services)	6,720	19,891
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,008	30,835
National Bank Holdings Corp. (Banks)	672	21,477
National Presto Industries, Inc. (Aerospace & Defense)	168	20,096
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	2,352	68,443
Natus Medical, Inc.* (Health Care Equipment & Supplies)	840	28,342
Navigant Consulting, Inc. (Professional Services)	840	21,773
Neogen Corp.* (Health Care Equipment & Supplies)	2,184	133,026
NeoGenomics, Inc.* (Life Sciences Tools & Services)	3,864	64,220
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,024	18,991
NextGen Healthcare, Inc.* (Health Care Technology)	2,016	35,643
NIC, Inc. (IT Services)	1,344	22,042
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	1,344	29,568
Noble Corp. PLC* (Energy Equipment & Services)	4,536	14,969
Northwest Natural Holding Co. (Gas Utilities)	840	52,584
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	672	29,172
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,008	32,286
OFG Bancorp (Banks)	840	16,279
Old National Bancorp (Banks)	6,384	103,038
Omnicell, Inc.* (Health Care Technology)	1,680	109,418
OneSpan, Inc.* (Software)	840	12,256
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,176	15,112
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	504	27,271
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	336	30,136
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	504	38,596
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	504	11,481
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	504	26,440
Perficient, Inc.* (IT Services)	1,344	34,285

See accompanying notes to the financial statements.

122 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
PGT, Inc.* (Building Products)	1,344	$22,364
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	336	10,490
Pioneer Energy Services Corp.* (Energy Equipment & Services)	3,360	4,973
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	840	55,440
Preferred Bank (Banks)	336	15,644
Progenics Pharmaceuticals, Inc.* (Biotechnology)	3,528	15,629
Progress Software Corp. (Software)	1,344	48,693
ProPetro Holding Corp.* (Energy Equipment & Services)	3,192	52,157
Proto Labs, Inc.* (Machinery)	1,176	146,001
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	504	73,176
Quaker Chemical Corp. (Chemicals)	504	103,048
Qualys, Inc.* (Software)	840	72,685
QuinStreet, Inc.* (Interactive Media & Services)	1,680	31,987
Quorum Health Corp.* (Health Care Providers & Services)	504	1,477
Raven Industries, Inc. (Industrial Conglomerates)	1,512	55,929
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,528	56,906
Regenxbio, Inc.* (Biotechnology)	1,344	59,082
Regis Corp.* (Diversified Consumer Services)	1,344	25,066
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,512	43,696
Repligen Corp.* (Biotechnology)	1,680	95,777
Restoration Hardware, Inc.* (Specialty Retail)	336	45,652
RLI Corp. (Insurance)	1,680	110,896
Rogers Corp.* (Electronic Equipment, Instruments & Components)	504	63,962
RPT Realty (Equity Real Estate Investment Trusts)	2,184	28,589
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	672	14,596
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,176	27,166
S&T Bancorp, Inc. (Banks)	840	32,273
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	336	17,795
Seacoast Banking Corp. of Florida* (Banks)	2,184	60,104
Selective Insurance Group, Inc. (Insurance)	1,680	102,346
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,856	138,686
ServisFirst Bancshares, Inc. (Banks)	840	28,350
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,176	56,166
Shoe Carnival, Inc. (Specialty Retail)	504	18,588
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	840	38,606
Shutterstock, Inc. (Internet & Direct Marketing Retail)	336	13,443
Simpson Manufacturing Co., Inc. (Building Products)	840	51,559
Sleep Number Corp.* (Specialty Retail)	1,344	48,384
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	336	8,336
SolarEdge Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	1,176	51,497
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	4,368	48,922
Spire, Inc. (Gas Utilities)	1,008	80,005
Sps Commerce, Inc.* (Software)	672	59,580
SPX Corp.* (Machinery)	1,848	54,978
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	672	125,046
Standard Motor Products, Inc. (Auto Components)	504	24,777
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,512	49,367
Strategic Education, Inc. (Diversified Consumer Services)	840	91,896
Sturm, Ruger & Co., Inc. (Leisure Products)	504	27,458
SunCoke Energy, Inc.* (Metals & Mining)	2,688	30,213
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,184	83,275
SurModics, Inc.* (Health Care Equipment & Supplies)	504	28,864
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	672	40,508
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	672	44,742
Tailored Brands, Inc. (Specialty Retail)	2,184	27,584
TechTarget, Inc.* (Media)	672	9,744
Tennant Co. (Machinery)	336	19,733
Tetra Tech, Inc. (Commercial Services & Supplies)	1,176	64,903
The Children’s Place, Inc. (Specialty Retail)	672	65,023
The E.W. Scripps Co.—Class A (Media)	2,352	44,171
The Ensign Group, Inc. (Health Care Providers & Services)	2,016	87,837
The Marcus Corp. (Entertainment)	840	37,439
The Medicines Co.* (Pharmaceuticals)	2,016	46,590
The Navigators Group, Inc. (Insurance)	1,008	70,358
Tivity Health, Inc.* (Health Care Providers & Services)	1,680	37,397
Tompkins Financial Corp. (Banks)	168	12,355
Travelport Worldwide, Ltd. (IT Services)	2,688	42,094
Trex Co., Inc.* (Building Products)	1,680	117,198
Triumph Bancorp, Inc.* (Banks)	1,008	30,704
Triumph Group, Inc. (Aerospace & Defense)	840	14,994
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,016	15,644
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	504	53,369
UniFirst Corp. (Commercial Services & Supplies)	672	93,026
Unisys Corp.* (IT Services)	2,184	28,567
Unit Corp.* (Energy Equipment & Services)	1,008	16,088
United Fire Group, Inc. (Insurance)	840	43,680
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	336	23,426
Universal Insurance Holdings, Inc. (Insurance)	1,344	50,696
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	1,344	28,788
US Ecology, Inc. (Commercial Services & Supplies)	1,008	64,179
Vanda Pharmaceuticals, Inc.* (Biotechnology)	2,184	59,252

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 123

Common Stocks, continued

	Shares	Value
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,008	$28,718
Veritex Holdings, Inc.* (Banks)	1,176	31,117
Viavi Solutions, Inc.* (Communications Equipment)	9,576	106,486
Vicor Corp.* (Electrical Equipment)	672	26,470
Virtus Investment Partners, Inc. (Capital Markets)	168	15,115
Virtusa Corp.* (IT Services)	1,176	57,059
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,368	39,792
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	1,680	28,762
WageWorks, Inc.* (Professional Services)	1,008	31,802
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	7,896	44,849
Watts Water Technologies, Inc.—Class A (Machinery)(a)	504	37,734
WD-40 Co. (Household Products)	504	91,602
Westamerica Bancorp (Banks)	1,176	73,688
Wingstop, Inc. (Hotels, Restaurants & Leisure)	1,176	77,204
WisdomTree Investments, Inc. (Capital Markets)	3,192	21,386
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,520	86,461
World Acceptance Corp.* (Consumer Finance)	168	17,420
TOTAL COMMON STOCKS (Cost $11,569,747)		15,679,443

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $23,002	$23,000	$23,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,000)		23,000

Collateral for Securities Loaned (0.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(c)	70,507	$70,507
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(c)	5,334	5,334
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $75,841)		75,841
TOTAL INVESTMENT SECURITIES (Cost $11,668,588)—100.7%		15,778,284
Net other assets (liabilities)—(0.7)%		(101,911)
NET ASSETS—100.0%		$15,676,373

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $75,352.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

See accompanying notes to the financial statements.

124 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Small-Cap Growth ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$485,686	3.1%
Air Freight & Logistics	79,076	0.5%
Airlines	97,796	0.6%
Auto Components	268,429	1.7%
Banks	1,369,124	8.7%
Beverages	24,121	0.2%
Biotechnology	528,184	3.4%
Building Products	275,641	1.8%
Capital Markets	178,055	1.1%
Chemicals	347,661	2.2%
Commercial Services & Supplies	352,034	2.2%
Communications Equipment	157,193	1.0%
Construction & Engineering	40,295	0.3%
Consumer Finance	169,751	1.1%
Diversified Consumer Services	175,886	1.1%
Diversified Telecommunication Services	230,441	1.5%
Electric Utilities	44,117	0.3%
Electrical Equipment	64,060	0.4%
Electronic Equipment, Instruments & Components	435,706	2.8%
Energy Equipment & Services	189,847	1.2%
Entertainment	37,439	0.2%
Equity Real Estate Investment Trusts	1,088,646	6.9%
Food & Staples Retailing	16,188	0.1%
Food Products	174,859	1.1%
Gas Utilities	132,589	0.8%
Health Care Equipment & Supplies	784,321	5.1%
Health Care Providers & Services	710,190	4.6%
Health Care Technology	312,690	2.0%
Hotels, Restaurants & Leisure	486,464	3.1%
Household Durables	161,466	1.0%
Household Products	91,602	0.6%
Industrial Conglomerates	55,929	0.4%
Insurance	522,818	3.3%
Interactive Media & Services	59,941	0.4%
Internet & Direct Marketing Retail	216,110	1.4%
IT Services	334,422	2.1%
Leisure Products	68,509	0.4%
Life Sciences Tools & Services	219,989	1.4%
Machinery	845,403	5.5%
Marine	61,926	0.4%
Media	53,915	0.3%
Metals & Mining	145,103	0.9%
Mortgage Real Estate Investment Trusts	113,482	0.7%
Multi-Utilities	56,246	0.4%
Oil, Gas & Consumable Fuels	191,844	1.2%
Personal Products	152,426	1.0%
Pharmaceuticals	378,082	2.4%
Professional Services	328,316	2.1%
Real Estate Management & Development	61,098	0.4%
Road & Rail	23,532	0.2%
Semiconductors & Semiconductor Equipment	653,649	4.2%
Software	512,182	3.3%
Specialty Retail	430,480	2.7%
Technology Hardware, Storage & Peripherals	90,708	0.6%
Textiles, Apparel & Luxury Goods	272,551	1.7%
Thrifts & Mortgage Finance	93,248	0.6%
Trading Companies & Distributors	101,480	0.6%
Water Utilities	126,497	0.8%
Other**	(3,070)	(0.1)%
Total	$15,676,373	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 125

Common Stocks (99.9%)

	Shares	Value
AAON, Inc. (Building Products)	870	$32,138
AAR Corp. (Aerospace & Defense)	1,044	39,338
Abercrombie & Fitch Co.—Class A (Specialty Retail)	3,828	82,954
ABM Industries, Inc. (Commercial Services & Supplies)	3,828	130,878
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,088	59,988
Acorda Therapeutics, Inc.* (Biotechnology)	1,218	20,255
Actuant Corp.—Class A (Machinery)	1,740	39,829
ADTRAN, Inc. (Communications Equipment)	2,784	40,591
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,218	62,471
AdvanSix, Inc.* (Chemicals)	1,740	55,054
Aegion Corp.* (Construction & Engineering)	1,914	34,739
AK Steel Holding Corp.* (Metals & Mining)	7,308	21,559
Akorn, Inc.* (Pharmaceuticals)	3,306	12,431
Alamo Group, Inc. (Machinery)	522	44,960
Alarm.com Holdings, Inc.* (Software)	870	54,749
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,914	31,332
Ambac Financial Group, Inc.* (Insurance)	2,610	49,381
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,044	44,829
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	6,438	95,154
American Equity Investment Life Holding Co. (Insurance)	2,784	87,195
American States Water Co. (Water Utilities)	696	47,133
American Vanguard Corp. (Chemicals)	1,566	27,436
American Woodmark Corp.* (Building Products)	870	60,857
Ameris Bancorp (Banks)	2,262	85,843
AMERISAFE, Inc. (Insurance)	348	20,675
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	870	33,052
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,740	105,635
Apogee Enterprises, Inc. (Building Products)	1,566	53,354
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	6,438	117,172
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,044	61,607
Applied Optoelectronics, Inc.* (Communications Equipment)	1,044	18,145
ArcBest Corp. (Road & Rail)	1,566	58,913
Arcosa, Inc. (Construction & Engineering)	2,784	81,933
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,436	17,515
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,044	21,945
Asbury Automotive Group, Inc.* (Specialty Retail)	522	36,879
Assertio Therapeutics, Inc.* (Pharmaceuticals)	3,654	16,297
Astec Industries, Inc. (Machinery)	1,392	51,532
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,392	74,083
Avista Corp. (Multi-Utilities)	2,088	87,383
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,044	21,747
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	1,566	47,544
AZZ, Inc. (Electrical Equipment)	522	23,360
B&G Foods, Inc.—Class A (Food Products)(a)	1,392	37,111
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	870	45,927
Balchem Corp. (Chemicals)	870	72,227
Banc of California, Inc. (Banks)	2,436	35,517
Banner Corp. (Banks)	1,740	94,900
Barnes & Noble Education, Inc.* (Specialty Retail)	2,088	11,943
Barnes & Noble, Inc. (Specialty Retail)	3,306	19,935
Barnes Group, Inc. (Machinery)	1,566	92,518
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	522	12,048
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,610	66,346
Berkshire Hills Bancorp, Inc. (Banks)	2,262	61,640
Boise Cascade Co. (Paper & Forest Products)	2,262	62,137
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	522	12,032
Boston Private Financial Holdings, Inc. (Banks)	4,872	56,515
Brady Corp.—Class A (Commercial Services & Supplies)	870	38,898
Briggs & Stratton Corp. (Machinery)	2,436	31,376
Bristow Group, Inc.* (Energy Equipment & Services)(a)	2,088	6,870
Brookline Bancorp, Inc. (Banks)	2,262	33,636
C&J Energy Services, Inc.* (Energy Equipment & Services)	3,654	58,720
CalAmp Corp.* (Communications Equipment)	696	10,029
Calavo Growers, Inc. (Food Products)	348	28,313
Caleres, Inc. (Specialty Retail)	2,436	72,690
California Water Service Group (Water Utilities)	1,218	60,315
Callaway Golf Co. (Leisure Products)	1,566	25,510
Cal-Maine Foods, Inc. (Food Products)	1,044	44,036
Cambrex Corp.* (Life Sciences Tools & Services)	522	22,785
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	5,220	38,471
CARBO Ceramics, Inc.* (Energy Equipment & Services)(a)	1,218	4,909
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)(a)	9,918	24,696
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,046	17,611
Central Garden & Pet Co.* (Household Products)	522	20,468
Central Garden & Pet Co.*—Class A (Household Products)	2,436	86,770
Central Pacific Financial Corp. (Banks)	870	24,908
Century Aluminum Co.* (Metals & Mining)	2,784	25,613
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	696	19,794
Chart Industries, Inc.* (Machinery)	1,044	77,987
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	2,610	52,748
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	522	16,767
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	3,480	99,110

See accompanying notes to the financial statements.

126 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Chico’s FAS, Inc. (Specialty Retail)	7,308	$42,386
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	348	7,907
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,958	24,670
CIRCOR International, Inc.* (Machinery)	1,218	33,678
Clearwater Paper Corp.* (Paper & Forest Products)	870	29,336
Coca-Cola Bottling Co. (Beverages)	348	75,098
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	870	42,152
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,218	21,364
Columbia Banking System, Inc. (Banks)	4,176	153,467
Comfort Systems USA, Inc. (Construction & Engineering)	1,044	50,081
Community Health Systems, Inc.* (Health Care Providers & Services)	3,828	15,082
Computer Programs & Systems, Inc. (Health Care Technology)	348	9,132
Comtech Telecommunications Corp. (Communications Equipment)	1,392	34,758
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	870	30,911
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,914	20,442
Control4 Corp.* (Electronic Equipment, Instruments & Components)	696	13,830
Cooper Tire & Rubber Co. (Auto Components)	2,958	104,122
Cooper-Standard Holding, Inc.* (Auto Components)	870	66,520
Core-Mark Holding Co., Inc. (Distributors)	2,610	72,767
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	1,044	22,905
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,088	20,107
CSG Systems International, Inc. (IT Services)	1,044	37,782
Cubic Corp. (Aerospace & Defense)	696	44,732
Customers Bancorp, Inc.* (Banks)	1,740	34,226
Cutera, Inc.* (Health Care Equipment & Supplies)	348	4,997
CVB Financial Corp. (Banks)	3,132	68,622
Cytokinetics, Inc.* (Biotechnology)	1,392	9,786
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	2,262	17,033
Darling Ingredients, Inc.* (Food Products)	9,570	203,554
Dean Foods Co. (Food Products)	5,220	21,767
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	4,524	45,964
Diebold, Inc. (Technology Hardware, Storage & Peripherals)(a)	2,436	10,353
Digi International, Inc.* (Communications Equipment)	1,566	18,573
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,740	34,313
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,218	40,961
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	3,306	47,937
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,914	28,021
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	522	6,598
DSW, Inc.—Class A (Specialty Retail)	1,740	47,415
Eagle Bancorp, Inc.* (Banks)	1,740	95,491
Ebix, Inc. (Software)	522	29,817
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,566	37,208
El Paso Electric Co. (Electric Utilities)	1,044	54,831
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	2,610	68,930
Emergent BioSolutions, Inc.* (Biotechnology)	1,044	65,135
Employers Holdings, Inc. (Insurance)	1,914	81,096
Encore Capital Group, Inc.* (Consumer Finance)	1,392	41,120
Encore Wire Corp. (Electrical Equipment)	1,218	65,650
Enova International, Inc.* (Consumer Finance)	1,914	44,118
EnPro Industries, Inc. (Machinery)	1,218	80,449
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	348	27,569
Era Group, Inc.* (Energy Equipment & Services)	696	6,556
Essendant, Inc. (Commercial Services & Supplies)(a)	2,233	28,582
Ethan Allen Interiors, Inc. (Household Durables)	1,392	26,420
EVERTEC, Inc. (IT Services)	1,218	33,702
ExlService Holdings, Inc.* (IT Services)	1,218	70,036
Express, Inc.* (Specialty Retail)	4,176	22,133
Exterran Corp.* (Energy Equipment & Services)	1,740	30,206
Extreme Networks, Inc.* (Communications Equipment)	3,480	26,309
EZCORP, Inc.*—Class A (Consumer Finance)	2,958	27,569
Fabrinet* (Electronic Equipment, Instruments & Components)	870	49,451
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	522	22,195
Federal Signal Corp. (Machinery)	1,566	34,421
Fidelity Southern Corp. (Banks)	696	21,200
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	696	10,343
Finisar Corp.* (Communications Equipment)	6,786	154,585
First BanCorp. (Banks)	6,090	64,859
First Commonwealth Financial Corp. (Banks)	5,742	78,091
First Financial Bancorp (Banks)	5,568	146,605
First Midwest Bancorp, Inc. (Banks)	2,784	61,304
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	1,740	53,679
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	4,350	65,337
Forward Air Corp. (Air Freight & Logistics)	522	30,553
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,610	44,266
Franklin Financial Network, Inc.* (Banks)	696	22,182
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	6,264	46,479
Frontier Communications Corp.* (Diversified Telecommunication Services)(a)	6,090	12,180
FTI Consulting, Inc.* (Professional Services)	1,218	83,214
FutureFuel Corp. (Chemicals)	696	12,744
GameStop Corp.—Class A (Specialty Retail)(a)	5,916	67,087

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 127

Common Stocks, continued

	Shares	Value
Gannett Co., Inc. (Media)	6,612	$73,327
Garrett Motion, Inc.* (Auto Components)	4,350	69,470
Genesco, Inc.* (Specialty Retail)	1,218	55,029
Gentherm, Inc.* (Auto Components)	696	29,622
Geospace Technologies Corp.* (Energy Equipment & Services)	870	13,076
Getty Realty Corp. (Equity Real Estate Investment Trusts)	870	27,892
Gibraltar Industries, Inc.* (Building Products)	696	24,812
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,436	84,943
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,610	50,608
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,218	23,775
Great Western Bancorp, Inc. (Banks)	1,740	61,405
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,262	32,143
Greenhill & Co., Inc. (Capital Markets)	348	8,721
Griffon Corp. (Building Products)	1,914	30,452
Group 1 Automotive, Inc. (Specialty Retail)	1,044	63,715
Gulf Island Fabrication, Inc.* (Energy Equipment & Services)	870	8,256
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	9,048	75,913
H.B. Fuller Co. (Chemicals)	2,958	146,095
Hanmi Financial Corp. (Banks)	1,914	41,974
Haverty Furniture Cos., Inc. (Specialty Retail)	1,044	21,266
Hawaiian Holdings, Inc. (Airlines)	1,566	50,143
Haynes International, Inc. (Metals & Mining)	696	22,829
HealthStream, Inc. (Health Care Technology)	696	17,511
Heartland Express, Inc. (Road & Rail)	1,044	20,890
Heidrick & Struggles International, Inc. (Professional Services)	522	17,252
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	8,004	54,667
Heritage Financial Corp. (Banks)	870	26,953
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	2,088	38,691
HFF, Inc.—Class A (Real Estate Management & Development)	1,392	57,656
Hibbett Sports, Inc.* (Specialty Retail)	1,044	17,059
Hillenbrand, Inc. (Machinery)	2,088	88,530
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	696	17,031
Hope Bancorp, Inc. (Banks)	7,134	102,088
Horace Mann Educators Corp. (Insurance)	2,436	101,459
Hub Group, Inc.*—Class A (Air Freight & Logistics)	1,044	46,468
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)(a)	1,392	28,633
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	3,480	132,101
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,220	54,549
Ingevity Corp.* (Chemicals)	1,044	98,209
Innophos Holdings, Inc. (Chemicals)	1,218	36,418
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,088	95,881
Installed Building Products, Inc.* (Household Durables)	1,218	51,290
Insteel Industries, Inc. (Building Products)	522	11,531
Interface, Inc. (Commercial Services & Supplies)	3,480	57,107
INTL FCStone, Inc.* (Capital Markets)	870	33,260
Invacare Corp. (Health Care Equipment & Supplies)	1,914	9,838
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	6,438	103,652
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	4,002	38,379
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,914	104,562
J & J Snack Foods Corp. (Food Products)	348	53,714
J.C. Penney Co., Inc.* (Multiline Retail)(a)	18,270	24,116
James River Group Holdings, Ltd. (Insurance)	1,740	67,112
John B. Sanfilippo & Son, Inc. (Food Products)	348	23,751
John Bean Technologies Corp. (Machinery)	870	69,113
Kaman Corp.—Class A (Trading Companies & Distributors)	870	51,434
Kelly Services, Inc.—Class A (Professional Services)	1,740	38,976
Kirkland’s, Inc.* (Specialty Retail)	870	8,891
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	4,872	81,021
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,436	38,002
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,392	1,921
Koppers Holdings, Inc.* (Chemicals)	1,218	27,758
Korn/Ferry International (Professional Services)	1,392	63,475
Kraton Performance Polymers, Inc.* (Chemicals)	1,914	53,975
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	3,828	86,246
Lannett Co., Inc.* (Pharmaceuticals)(a)	1,914	14,278
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	696	11,707
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	8,700	33,060
La-Z-Boy, Inc. (Household Durables)	2,784	82,462
LCI Industries (Auto Components)	1,392	114,755
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	348	8,296
Lexington Realty Trust (Equity Real Estate Investment Trusts)	12,180	117,050
LGI Homes, Inc.* (Household Durables)	1,044	61,909
LHC Group, Inc.* (Health Care Providers & Services)	522	55,191
Lindsay Corp. (Machinery)	348	29,886
Lithia Motors, Inc.—Class A (Specialty Retail)	1,218	108,342
LivePerson, Inc.* (Software)	1,218	28,586
LSB Industries, Inc.* (Chemicals)	1,218	9,074
LSC Communications, Inc. (Commercial Services & Supplies)	1,914	15,178
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	696	33,018
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,566	18,823
Lydall, Inc.* (Machinery)	1,044	27,687
M.D.C. Holdings, Inc. (Household Durables)	2,610	85,947
M/I Homes, Inc.* (Household Durables)	1,566	41,483

See accompanying notes to the financial statements.

128 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Magellan Health, Inc.* (Health Care Providers & Services)	1,392	$90,703
Maiden Holdings, Ltd. (Insurance)	4,002	5,163
ManTech International Corp.—Class A (IT Services)	1,566	88,276
MarineMax, Inc.* (Specialty Retail)	1,392	24,750
Marten Transport, Ltd. (Road & Rail)	2,262	43,770
Materion Corp. (Metals & Mining)	348	16,332
Matrix Service Co.* (Energy Equipment & Services)	1,566	33,591
Matthews International Corp.—Class A (Commercial Services & Supplies)	1,914	85,154
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	1,392	27,311
Mercer International, Inc. (Paper & Forest Products)	2,436	35,980
Mercury Systems, Inc.* (Aerospace & Defense)	1,044	61,210
Meritage Homes Corp.* (Household Durables)	2,088	94,127
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	1,566	36,879
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,088	53,766
MGP Ingredients, Inc. (Beverages)	348	24,983
MicroStrategy, Inc.*—Class A (Software)	174	22,079
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,914	22,700
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	348	15,048
Monotype Imaging Holdings, Inc. (Software)	870	14,442
Moog, Inc.—Class A (Aerospace & Defense)	1,914	171,245
Motorcar Parts of America, Inc.* (Auto Components)	1,044	20,880
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	348	11,119
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	522	26,131
Mueller Industries, Inc. (Machinery)	3,306	85,658
Multi-Color Corp. (Commercial Services & Supplies)	870	40,499
Myers Industries, Inc. (Containers & Packaging)	2,088	33,951
MYR Group, Inc.* (Construction & Engineering)	870	26,509
Myriad Genetics, Inc.* (Biotechnology)	2,088	58,861
Nabors Industries, Ltd. (Energy Equipment & Services)	9,570	28,327
National Bank Holdings Corp. (Banks)	696	22,244
Natus Medical, Inc.* (Health Care Equipment & Supplies)	870	29,354
Nautilus, Inc.* (Leisure Products)	1,740	13,067
Navigant Consulting, Inc. (Professional Services)	1,218	31,571
NBT Bancorp, Inc. (Banks)	2,436	86,770
Neenah Paper, Inc. (Paper & Forest Products)	1,044	72,736
NETGEAR, Inc.* (Communications Equipment)	1,740	68,921
New Media Investment Group, Inc. (Media)	3,132	42,814
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	4,872	30,596
Newpark Resources, Inc.* (Energy Equipment & Services)	5,220	43,378
NIC, Inc. (IT Services)	2,088	34,243
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	2,088	45,936
Noble Corp. PLC* (Energy Equipment & Services)	8,178	26,987
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,784	39,839
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	5,916	104,358
Northwest Natural Holding Co. (Gas Utilities)	522	32,677
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	870	37,767
Office Depot, Inc. (Specialty Retail)	31,668	93,422
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,218	39,013
OFG Bancorp (Banks)	1,392	26,977
Oil States International, Inc.* (Energy Equipment & Services)	3,480	59,926
Olympic Steel, Inc. (Metals & Mining)	522	10,059
OneSpan, Inc.* (Software)	522	7,616
Opus Bank (Banks)	1,218	25,456
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,914	24,595
Orion Marine Group, Inc.* (Construction & Engineering)	1,740	7,343
Oritani Financial Corp. (Thrifts & Mortgage Finance)	2,262	38,137
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	348	18,830
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	522	46,818
Owens & Minor, Inc. (Health Care Providers & Services)	3,654	27,661
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	348	26,650
P.H. Glatfelter Co. (Paper & Forest Products)	2,610	33,356
Pacific Premier Bancorp, Inc.* (Banks)	2,610	77,648
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,566	25,463
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	522	11,891
Patrick Industries, Inc.* (Building Products)	1,392	55,541
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,828	124,678
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	1,566	16,459
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3,654	26,930
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	3,480	70,435
PetMed Express, Inc. (Internet & Direct Marketing Retail)(a)	1,218	28,842
PGT, Inc.* (Building Products)	1,566	26,058
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	696	21,729
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	4,002	42,781
Piper Jaffray Cos. (Capital Markets)	870	60,056
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,740	97,649
Powell Industries, Inc. (Electrical Equipment)	522	14,569

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 129

Common Stocks, continued

	Shares	Value
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	696	$45,936
PRA Group, Inc.* (Consumer Finance)	2,610	77,020
Preferred Bank (Banks)	522	24,304
ProAssurance Corp. (Insurance)	3,132	133,610
Progress Software Corp. (Software)	870	31,520
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	3,480	85,991
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	522	75,789
Qualys, Inc.* (Software)	696	60,225
Quanex Building Products Corp. (Building Products)	2,088	32,677
Quorum Health Corp.* (Health Care Providers & Services)	870	2,549
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	4,002	20,410
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	6,264	56,501
Rayonier Advanced Materials, Inc. (Chemicals)	2,958	42,832
RE/MAX Holdings, Inc. (Real Estate Management & Development)	1,044	43,556
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	696	22,257
Rent-A-Center, Inc.* (Specialty Retail)	2,610	45,675
Resources Connection, Inc. (Professional Services)	1,740	29,075
Restoration Hardware, Inc.* (Specialty Retail)	522	70,924
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	6,612	116,173
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	348	25,380
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,306	19,439
Rogers Corp.* (Electronic Equipment, Instruments & Components)	348	44,165
RPT Realty (Equity Real Estate Investment Trusts)	1,740	22,777
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,044	22,676
S&T Bancorp, Inc. (Banks)	870	33,425
Safety Insurance Group, Inc. (Insurance)	870	71,610
Saia, Inc.* (Road & Rail)	1,566	93,913
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	4,002	124,942
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	174	9,215
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,392	53,328
Scholastic Corp. (Media)	1,566	65,287
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,740	55,784
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,044	43,211
Select Medical Holdings Corp.* (Health Care Providers & Services)	6,264	97,844
Selective Insurance Group, Inc. (Insurance)	1,218	74,201
Seneca Foods Corp.*—Class A (Food Products)	348	9,953
ServisFirst Bancshares, Inc. (Banks)	1,566	52,853
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	696	31,988
Shutterstock, Inc. (Internet & Direct Marketing Retail)	522	20,885
Simmons First National Corp.—Class A (Banks)	5,394	133,448
Simpson Manufacturing Co., Inc. (Building Products)	1,218	74,761
SkyWest, Inc. (Airlines)	2,958	150,710
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	174	4,317
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	870	38,097
Sonic Automotive, Inc.—Class A (Specialty Retail)	1,392	21,298
South Jersey Industries, Inc. (Gas Utilities)	5,394	160,634
Southside Bancshares, Inc. (Banks)	1,914	63,143
SpartanNash Co. (Food & Staples Retailing)	2,088	43,326
Spire, Inc. (Gas Utilities)	1,566	124,293
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,044	14,449
SPX FLOW, Inc.* (Machinery)	2,436	79,828
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	13,920	68,486
Standard Motor Products, Inc. (Auto Components)	522	25,662
Standex International Corp. (Machinery)	696	51,908
Stepan Co. (Chemicals)	1,218	107,099
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,436	79,535
Stewart Information Services Corp. (Insurance)	1,392	61,874
Sturm, Ruger & Co., Inc. (Leisure Products)	348	18,959
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	6,090	68,025
Superior Energy Services, Inc.* (Energy Equipment & Services)	8,874	34,697
Superior Industries International, Inc. (Auto Components)	1,392	7,169
Sykes Enterprises, Inc.* (IT Services)	2,262	62,363
Team, Inc.* (Commercial Services & Supplies)	1,740	24,952
TechTarget, Inc.* (Media)	522	7,569
Tennant Co. (Machinery)	522	30,657
Tetra Tech, Inc. (Commercial Services & Supplies)	1,566	86,428
TETRA Technologies, Inc.* (Energy Equipment & Services)	7,308	15,566
The Andersons, Inc. (Food & Staples Retailing)	1,566	54,888
The Buckle, Inc. (Specialty Retail)(a)	1,566	27,201
The Cato Corp.—Class A (Specialty Retail)	1,392	20,671
The Greenbrier Cos., Inc. (Machinery)	1,914	81,173
The Medicines Co.* (Pharmaceuticals)	870	20,106
The Providence Service Corp.* (Health Care Providers & Services)	696	44,641
Third Point Reinsurance, Ltd.* (Insurance)	4,350	45,719
Tile Shop Holdings, Inc. (Specialty Retail)	2,262	17,169
TimkenSteel Corp.* (Metals & Mining)	2,262	28,794
Titan International, Inc. (Machinery)	2,958	16,624
TiVo Corp. (Software)	7,134	79,401
Tompkins Financial Corp. (Banks)	348	25,592
TopBuild Corp.* (Household Durables)	2,088	110,268

See accompanying notes to the financial statements.

130 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Travelport Worldwide, Ltd. (IT Services)	4,002	$62,671
Tredegar Corp. (Chemicals)	1,392	22,704
Trex Co., Inc.* (Building Products)	1,218	84,967
Triumph Group, Inc. (Aerospace & Defense)	1,740	31,059
TrueBlue, Inc.* (Professional Services)	2,262	55,170
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,784	21,604
TTEC Holdings, Inc. (IT Services)	870	29,084
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	5,394	61,923
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	4,524	60,985
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	2,262	26,827
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	870	18,609
Unit Corp.* (Energy Equipment & Services)	1,740	27,770
United Community Banks, Inc. (Banks)	4,524	116,357
United Insurance Holdings Corp. (Insurance)	1,218	19,878
United Natural Foods, Inc.* (Food & Staples Retailing)	2,958	38,750
Universal Corp. (Tobacco)	1,392	80,318
Universal Electronics, Inc.* (Household Durables)	870	24,508
Universal Forest Products, Inc. (Building Products)	3,480	107,253
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	348	24,263
US Concrete, Inc.* (Construction Materials)	870	30,972
Varex Imaging Corp.* (Health Care Equipment & Supplies)	870	24,786
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	2,784	27,311
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,218	10,901
Veritex Holdings, Inc.* (Banks)	870	23,020
Veritiv Corp.* (Trading Companies & Distributors)	696	23,768
Viad Corp. (Commercial Services & Supplies)	1,218	64,189
Virtus Investment Partners, Inc. (Capital Markets)	174	15,655
Vista Outdoor, Inc.* (Leisure Products)	3,306	32,994
Vitamin Shoppe, Inc.* (Specialty Retail)	870	4,019
Vonage Holdings Corp.* (Diversified Telecommunication Services)	6,786	61,819
Wabash National Corp. (Machinery)	3,306	46,086
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	2,262	38,725
WageWorks, Inc.* (Professional Services)	870	27,449
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,740	83,642
Watts Water Technologies, Inc.—Class A (Machinery)	870	65,137
Whitestone REIT (Equity Real Estate Investment Trusts)	2,262	32,075
William Lyon Homes*—Class A (Household Durables)	1,914	25,380
Winnebago Industries, Inc. (Automobiles)	1,740	49,764
WisdomTree Investments, Inc. (Capital Markets)	2,436	16,321
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,088	71,639
World Acceptance Corp.* (Consumer Finance)	174	18,042
Xperi Corp. (Semiconductors & Semiconductor Equipment)	2,784	59,661
Zumiez, Inc.* (Specialty Retail)	1,044	26,528
TOTAL COMMON STOCKS (Cost $19,204,662)		20,819,383

Contingent Right(NM)

A. Schulman, Inc.*^+(b) (Chemicals)	2,323	4,646
TOTAL CONTINGENT RIGHT (Cost $4,646)		4,646

Collateral for Securities Loaned (1.3%)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(c)	246,129	246,129
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(c)	18,621	18,621
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $264,750)		264,750
TOTAL INVESTMENT SECURITIES (Cost $19,474,058)—101.2%		21,088,779
Net other assets (liabilities)—(1.2)%		(257,170)
NET ASSETS—100.0%		$20,831,609

*                      Non-income producing security.

+                      This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2019, this security represented 0.022% of the net assets of the Fund.

^                       The Advisor has deemed this security to be illiquid. As of January 31, 2019, this security represented 0.022% of the net assets of the Fund.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $258,034.

(b)              No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)               Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 131

Small-Cap Value ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$347,584	1.7%
Air Freight & Logistics	188,312	0.9%
Airlines	200,853	1.0%
Auto Components	533,354	2.6%
Automobiles	49,764	0.2%
Banks	2,082,663	9.9%
Beverages	100,081	0.5%
Biotechnology	208,069	1.0%
Building Products	594,401	2.9%
Capital Markets	200,759	1.0%
Chemicals	716,271	3.4%
Commercial Services & Supplies	592,275	2.8%
Communications Equipment	371,911	1.8%
Construction & Engineering	200,605	1.0%
Construction Materials	30,972	0.1%
Consumer Finance	207,869	1.0%
Containers & Packaging	33,951	0.2%
Distributors	72,767	0.3%
Diversified Telecommunication Services	161,263	0.8%
Electric Utilities	54,831	0.3%
Electrical Equipment	103,579	0.5%
Electronic Equipment, Instruments & Components	1,268,707	6.1%
Energy Equipment & Services	557,698	2.7%
Equity Real Estate Investment Trusts	1,246,893	6.0%
Food & Staples Retailing	153,731	0.7%
Food Products	422,199	2.0%
Gas Utilities	317,604	1.5%
Health Care Equipment & Supplies	165,455	0.8%
Health Care Providers & Services	401,716	1.9%
Health Care Technology	26,643	0.1%
Hotels, Restaurants & Leisure	55,555	0.3%
Household Durables	603,794	2.9%
Household Products	107,238	0.5%
Insurance	818,973	3.9%
Internet & Direct Marketing Retail	119,482	0.6%
IT Services	418,157	2.0%
Leisure Products	90,530	0.4%
Life Sciences Tools & Services	22,785	0.1%
Machinery	1,159,037	5.6%
Media	188,997	0.9%
Metals & Mining	125,186	0.6%
Mortgage Real Estate Investment Trusts	406,046	1.9%
Multiline Retail	24,116	0.1%
Multi-Utilities	87,383	0.4%
Oil, Gas & Consumable Fuels	447,505	2.1%
Paper & Forest Products	289,329	1.4%
Pharmaceuticals	84,841	0.4%
Professional Services	346,182	1.7%
Real Estate Management & Development	101,212	0.5%
Road & Rail	217,486	1.0%
Semiconductors & Semiconductor Equipment	722,949	3.5%
Software	328,435	1.6%
Specialty Retail	1,048,204	5.0%
Technology Hardware, Storage & Peripherals	102,188	0.5%
Textiles, Apparel & Luxury Goods	347,662	1.7%
Thrifts & Mortgage Finance	608,953	2.9%
Tobacco	80,318	0.4%
Trading Companies & Distributors	136,809	0.7%
Water Utilities	107,448	0.5%
Wireless Telecommunication Services	14,449	0.1%
Other**	7,580	0.1%
Total	$20,831,609	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

132 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (77.1%)

	Shares	Value
2U, Inc.* (Software)	255	$14,497
ACI Worldwide, Inc.* (Software)	461	13,627
Adobe Systems, Inc.* (Software)	1,952	483,745
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,527	86,094
Akamai Technologies, Inc.* (IT Services)	643	41,859
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	695	8,194
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,193	1,343,187
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,231	1,374,252
Amdocs, Ltd. (IT Services)	573	32,019
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,482	146,511
ANSYS, Inc.* (Software)	343	56,372
Apple, Inc. (Technology Hardware, Storage & Peripherals)	18,046	3,003,577
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,933	153,702
Arista Networks, Inc.* (Communications Equipment)	229	49,185
ARRIS International PLC* (Communications Equipment)	645	20,247
Aspen Technology, Inc.* (Software)	287	27,733
athenahealth, Inc.* (Health Care Technology)	179	24,118
Autodesk, Inc.* (Software)	865	127,328
Blackbaud, Inc. (Software)	214	15,322
Booz Allen Hamilton Holding Corp. (IT Services)	577	28,348
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,647	441,808
CACI International, Inc.*—Class A (IT Services)	110	18,390
Cadence Design Systems, Inc.* (Software)	1,119	53,746
Cargurus, Inc.* (Interactive Media & Services)	146	6,244
Cars.com, Inc.* (Interactive Media & Services)	253	6,909
CDK Global, Inc. (Software)	518	25,335
CDW Corp. (Electronic Equipment, Instruments & Components)	611	50,878
CenturyLink, Inc. (Diversified Telecommunication Services)	3,817	58,476
Ceridian HCM Holding, Inc.* (Software)	158	6,511
Cerner Corp.* (Health Care Technology)	1,327	72,867
Ciena Corp.* (Communications Equipment)	573	21,826
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	264	9,808
Cisco Systems, Inc. (Communications Equipment)	17,993	850,888
Citrix Systems, Inc. (Software)	514	52,706
Cognizant Technology Solutions Corp. (IT Services)	2,327	162,145
CommScope Holding Co., Inc.* (Communications Equipment)	772	16,143
CommVault Systems, Inc.* (Software)	171	11,298
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	402	20,273
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,445	20,042
Dell Technologies, Inc.*—Class C (Technology Hardware, Storage & Peripherals)	604	29,348
DocuSign, Inc.* (Software)	97	4,797
DXC Technology Co. (IT Services)	1,110	71,173
eBay, Inc.* (Internet & Direct Marketing Retail)	3,614	121,611
EchoStar Corp.* (Communications Equipment)	214	8,770
Ellie Mae, Inc.* (Software)	154	11,673
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	573	18,938
EPAM Systems, Inc.* (IT Services)	226	31,974
Etsy, Inc.* (Internet & Direct Marketing Retail)	481	26,287
F5 Networks, Inc.* (Communications Equipment)	267	42,974
Facebook, Inc.*—Class A (Interactive Media & Services)	9,615	1,602,725
Fair Isaac Corp.* (Software)	128	28,826
Finisar Corp.* (Communications Equipment)	468	10,661
FireEye, Inc.* (Software)	793	14,020
Fortinet, Inc.* (Software)	588	45,023
Garmin, Ltd. (Household Durables)	483	33,414
Gartner, Inc.* (IT Services)	376	51,095
GoDaddy, Inc.*—Class A (IT Services)	662	45,433
GrubHub, Inc.* (Internet & Direct Marketing Retail)	375	30,150
Guidewire Software, Inc.* (Software)	332	28,778
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	5,697	88,816
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,325	139,340
Hubspot, Inc.* (Software)	161	25,488
IAC/InterActiveCorp* (Interactive Media & Services)	318	67,187
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	519	25,353
Intel Corp. (Semiconductors & Semiconductor Equipment)	18,268	860,789
InterDigital, Inc. (Communications Equipment)	149	10,849
International Business Machines Corp. (IT Services)	3,631	488,079
Intuit, Inc. (Software)	1,044	225,316
j2 Global, Inc. (Software)	206	15,483
Juniper Networks, Inc. (Communications Equipment)	1,371	35,564
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	625	66,606
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	609	103,274
Leidos Holdings, Inc. (IT Services)	610	35,380
LogMeIn, Inc. (Software)	226	21,023
Lumentum Holdings, Inc.* (Communications Equipment)	300	14,673
Manhattan Associates, Inc.* (Software)	263	12,827
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,362	43,768
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,121	60,837
Medidata Solutions, Inc.* (Health Care Technology)	270	19,159
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	943	75,789

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 133

Common Stocks, continued

	Shares	Value
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,487	$171,493
Microsoft Corp. (Software)	30,943	3,231,376
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	238	19,428
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	172	21,768
Motorola Solutions, Inc. (Communications Equipment)	646	75,523
NCR Corp.* (Technology Hardware, Storage & Peripherals)	471	12,599
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,010	64,408
NetScout Systems, Inc.* (Communications Equipment)	283	7,338
New Relic, Inc.* (Software)	201	20,432
Nuance Communications, Inc.* (Software)	1,143	18,139
Nutanix, Inc.* (Software)	304	15,574
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,439	350,606
Okta, Inc.* (IT Services)	318	26,213
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,680	33,667
Oracle Corp. (Software)	10,231	513,903
Palo Alto Networks, Inc.* (Communications Equipment)	366	78,623
Paycom Software, Inc.* (Software)	214	31,723
Pegasystems, Inc. (Software)	163	9,175
Perspecta, Inc. (IT Services)	573	11,489
Plantronics, Inc. (Communications Equipment)	146	5,663
Proofpoint, Inc.* (Software)	241	24,551
PTC, Inc.* (Software)	421	35,697
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	692	12,394
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	501	32,745
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,843	239,825
RealPage, Inc.* (Software)	298	16,619
Red Hat, Inc.* (Software)	704	125,199
RingCentral, Inc.*—Class A (Software)	277	25,606
Salesforce.com, Inc.* (Software)	3,072	466,852
Science Applications International Corp. (IT Services)	204	13,697
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,048	46,405
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	265	12,868
ServiceNow, Inc.* (Software)	715	157,314
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	190	14,535
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	708	51,712
Snap, Inc.* (Interactive Media & Services)(a)	2,791	18,644
Splunk, Inc.* (Software)	596	74,405
SS&C Technologies Holdings, Inc. (Software)	874	45,002
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	75	13,956
Symantec Corp. (Software)	2,566	53,937
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	153	6,089
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	183	17,707
Synopsys, Inc.* (Software)	608	56,757
Tableau Software, Inc.*—Class A (Software)	290	37,074
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	164	15,683
Teradata Corp.* (IT Services)	471	20,903
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	715	25,733
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,834	386,007
The Ultimate Software Group, Inc.* (Software)	138	37,684
Twilio, Inc.* (IT Services)	377	41,968
Twitter, Inc.* (Interactive Media & Services)	2,888	96,921
Tyler Technologies, Inc.* (Software)	171	32,351
Ubiquiti Networks, Inc. (Communications Equipment)(a)	84	9,090
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	187	19,416
Veeva Systems, Inc.*—Class A (Health Care Technology)	487	53,112
Verint Systems, Inc.* (Software)	261	12,625
VeriSign, Inc.* (IT Services)	419	70,924
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	431	15,848
ViaSat, Inc.* (Communications Equipment)	247	15,484
Viavi Solutions, Inc.* (Communications Equipment)	907	10,086
VMware, Inc.—Class A (Software)	309	46,681
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,151	51,783
Workday, Inc.*—Class A (Software)	594	107,829
Xerox Corp. (Technology Hardware, Storage & Peripherals)	839	23,668
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,015	113,619
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	822	22,564
Zendesk, Inc.* (Software)	422	28,498
Zillow Group, Inc.*—Class A (Interactive Media & Services)	217	7,554
Zillow Group, Inc.*—Class C (Interactive Media & Services)	459	16,106
Zscaler, Inc.* (Software)	63	3,047
TOTAL COMMON STOCKS (Cost $9,462,086)		21,253,394

Repurchase Agreements(b)(c) (19.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $5,421,364	$5,421,000	$5,421,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,421,000)		5,421,000

See accompanying notes to the financial statements.

134 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	22,900	$22,900
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	1,733	1,733
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $24,633)		24,633
TOTAL INVESTMENT SECURITIES (Cost $14,907,719)—96.9%		26,699,027
Net other assets (liabilities)—3.1%		849,397
NET ASSETS—100.0%		$27,548,424

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $24,315.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $3,242,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	2/25/19	2.91%	$10,123,699	$378,937
Dow Jones U.S. Technology Index	UBS AG	2/25/19	2.86%	9,963,765	408,553
				$20,087,464	$787,490

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Communications Equipment	$1,283,587	4.7%
Diversified Telecommunication Services	81,040	0.3%
Electronic Equipment, Instruments & Components	84,268	0.3%
Health Care Technology	177,450	0.6%
Household Durables	33,414	0.1%
Interactive Media & Services	4,539,729	16.5%
Internet & Direct Marketing Retail	192,004	0.7%
IT Services	1,191,089	4.3%
Semiconductors & Semiconductor Equipment	3,648,951	13.2%
Software	6,549,524	23.8%
Technology Hardware, Storage & Peripherals	3,472,338	12.6%
Other**	6,295,030	22.9%
Total	$27,548,424	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 135

Common Stocks (74.7%)

	Shares	Value
Acacia Communications, Inc.* (Communications Equipment)	5,651	$245,875
ADTRAN, Inc. (Communications Equipment)	11,383	165,964
Applied Optoelectronics, Inc.* (Communications Equipment)	5,679	98,701
Arista Networks, Inc.* (Communications Equipment)	2,860	614,271
ARRIS International PLC* (Communications Equipment)	15,605	489,841
AT&T, Inc. (Diversified Telecommunication Services)	123,577	3,714,724
ATN International, Inc. (Diversified Telecommunication Services)	2,813	209,794
CalAmp Corp.* (Communications Equipment)	8,545	123,133
CenturyLink, Inc. (Diversified Telecommunication Services)	52,521	804,622
Ciena Corp.* (Communications Equipment)	14,184	540,269
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	12,783	106,610
Cisco Systems, Inc. (Communications Equipment)	78,089	3,692,830
CommScope Holding Co., Inc.* (Communications Equipment)	21,308	445,550
Comtech Telecommunications Corp. (Communications Equipment)	5,682	141,880
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	15,596	166,565
EchoStar Corp.* (Communications Equipment)	7,094	290,712
Extreme Networks, Inc.* (Communications Equipment)	25,586	193,430
F5 Networks, Inc.* (Communications Equipment)	4,253	684,520
Finisar Corp.* (Communications Equipment)	14,222	323,977
Frontier Communications Corp.* (Diversified Telecommunication Services)(a)	35,490	70,980
Garmin, Ltd. (Household Durables)	8,548	591,351
Globalstar, Inc.* (Diversified Telecommunication Services)	281,193	184,913
Iridium Communications, Inc.* (Diversified Telecommunication Services)	12,808	248,219
Juniper Networks, Inc. (Communications Equipment)	24,128	625,880
Lumentum Holdings, Inc.* (Communications Equipment)	8,511	416,273
Motorola Solutions, Inc. (Communications Equipment)	8,496	993,267
NETGEAR, Inc.* (Communications Equipment)	4,288	169,848
NetScout Systems, Inc.* (Communications Equipment)	9,948	257,952
ORBCOMM, Inc.* (Diversified Telecommunication Services)	17,072	138,966
Plantronics, Inc. (Communications Equipment)	5,680	220,327
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	5,706	271,777
Spok Holdings, Inc. (Wireless Telecommunication Services)	7,077	97,946
Sprint Corp.* (Wireless Telecommunication Services)	62,514	390,087
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	9,965	360,932
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	15,615	1,087,116
U.S. Cellular Corp.* (Wireless Telecommunication Services)	2,850	164,103
Ubiquiti Networks, Inc. (Communications Equipment)(a)	2,830	306,234
Verizon Communications, Inc. (Diversified Telecommunication Services)	68,165	3,753,165
ViaSat, Inc.* (Communications Equipment)	5,692	356,831
Viavi Solutions, Inc.* (Communications Equipment)	29,830	331,710
Vonage Holdings Corp.* (Diversified Telecommunication Services)	29,824	271,697
Windstream Holdings, Inc.* (Diversified Telecommunication Services)(a)	21,307	64,134
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	18,476	507,166
TOTAL COMMON STOCKS (Cost $24,585,508)		24,934,142

Repurchase Agreements(b)(c) (25.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $8,500,570	$8,500,000	$8,500,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,500,000)		8,500,000

Collateral for Securities Loaned (1.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	373,336	$373,336
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	28,245	28,245
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $401,581)		401,581
TOTAL INVESTMENT SECURITIES (Cost $33,487,089)—101.3%		33,835,723
Net other assets (liabilities)—(1.3)%		(420,487)
NET ASSETS—100.0%		$33,415,236

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $396,586.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $2,224,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

See accompanying notes to the financial statements.

136 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	2/25/19	2.91%	$12,409,004	$35,852
Dow Jones U.S. Select Telecommunications Index	UBS AG	2/25/19	2.76%	12,800,162	59,051
				$25,209,166	$94,903

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Communications Equipment	$11,729,274	35.2%
Diversified Telecommunication Services	10,241,556	30.6%
Household Durables	591,351	1.8%
Wireless Telecommunication Services	2,371,961	7.1%
Other**	8,481,094	25.3%
Total	$33,415,236	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 137

U.S. Treasury Obligation (43.3%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.375%, 11/15/48(a)	$9,920,000	$10,647,725
TOTAL U.S. TREASURY OBLIGATION (Cost $10,348,146)		10,647,725

Repurchase Agreements(b)(c) (72.6%)

Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $17,876,199	17,875,000	17,875,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,875,000)		17,875,000

Collateral for Securities Loaned (2.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	508,527	$508,527
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	38,473	38,473
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $547,000)		547,000
TOTAL INVESTMENT SECURITIES (Cost $28,770,146)—118.1%		29,069,725
Net other assets (liabilities)—(18.1)%		(4,465,224)
NET ASSETS—100.0%		$24,604,501

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $536,680.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $381,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.375% due on 11/15/48	Citibank North America	2/15/19	2.65%	$17,281,086	$280,841
30-Year U.S. Treasury Bond, 3.375% due on 11/15/48	Societe’ Generale	2/15/19	2.66%	2,576,063	37,291
				$19,857,149	$318,132

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

138 :: UltraBear ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(a)(b) (107.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $14,307,960	$14,307,000	$14,307,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,307,000)		14,307,000
TOTAL INVESTMENT SECURITIES (Cost $14,307,000)—107.5%		14,307,000
Net other assets (liabilities)—(7.5)%		(997,657)
NET ASSETS—100.0%		$13,309,343

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $4,833,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	13	3/18/19	$(1,756,788)	$(40,696)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/19	(2.76)%	$(10,257,262)	$(229,708)
S&P 500	UBS AG	2/27/19	(2.56)%	(14,594,071)	(402,809)
				$(24,851,333)	$(632,517)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 139

Common Stocks (51.2%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.3%	1,536	$307,660
Abbott Laboratories (Health Care Equipment & Supplies)	0.3%	4,640	338,628
AbbVie, Inc. (Biotechnology)	0.3%	3,968	318,590
Adobe Systems, Inc.* (Software)*	0.3%	1,280	317,210
Alphabet, Inc.—Class C* (Interactive Media & Services)*	0.8%	800	893,096
Alphabet, Inc.—Class A* (Interactive Media & Services)*	0.8%	800	900,712
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	1.6%	1,088	1,869,978
Amgen, Inc. (Biotechnology)	0.3%	1,696	317,339
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1.7%	11,904	1,981,303
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	19,200	577,152
Bank of America Corp. (Banks)	0.6%	24,064	685,102
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)*	0.9%	5,120	1,052,365
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	1,088	291,856
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	5,056	579,671
Cisco Systems, Inc. (Communications Equipment)	0.5%	11,872	561,427
Citigroup, Inc. (Banks)	0.4%	6,432	414,607
Comcast Corp.—Class A (Media)	0.4%	11,968	437,670
DowDuPont, Inc. (Chemicals)	0.3%	6,048	325,442
Eli Lilly & Co. (Pharmaceuticals)	0.3%	2,496	299,171
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.7%	11,168	818,392
Facebook, Inc.—Class A* (Interactive Media & Services)*	0.9%	6,336	1,056,148
Honeywell International, Inc. (Industrial Conglomerates)	0.2%	1,952	280,366
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.5%	12,032	566,948
International Business Machines Corp. (IT Services)	0.3%	2,400	322,608
Johnson & Johnson (Pharmaceuticals)	0.8%	7,072	941,142
JPMorgan Chase & Co. (Banks)	0.8%	8,768	907,488
MasterCard, Inc.—Class A (IT Services)	0.4%	2,400	506,712
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.3%	2,048	366,142
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	3,552	313,962
Merck & Co., Inc. (Pharmaceuticals)	0.4%	6,848	509,697
Microsoft Corp. (Software)	1.8%	20,384	2,128,700
Netflix, Inc.* (Entertainment)*	0.3%	1,152	391,104
Oracle Corp. (Software)	0.3%	7,104	356,834
PayPal Holdings, Inc.* (IT Services)*	0.2%	3,104	275,511
PepsiCo, Inc. (Beverages)	0.4%	3,712	418,231
Pfizer, Inc. (Pharmaceuticals)	0.6%	15,264	647,957
Philip Morris International, Inc. (Tobacco)	0.3%	4,096	314,245
Salesforce.com, Inc.* (Software)*	0.3%	2,016	306,372
The Boeing Co. (Aerospace & Defense)	0.5%	1,408	542,954
The Coca-Cola Co. (Beverages)	0.4%	10,112	486,690
The Home Depot, Inc. (Specialty Retail)	0.5%	2,976	546,186
The Procter & Gamble Co. (Household Products)	0.5%	6,560	632,843
The Walt Disney Co. (Entertainment)	0.4%	3,936	438,943
Union Pacific Corp. (Road & Rail)	0.3%	1,952	310,505
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.6%	2,528	683,065
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	10,912	600,814
Visa, Inc.—Class A (IT Services)	0.5%	4,640	626,446
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.3%	3,744	358,787
Wells Fargo & Co. (Banks)	0.5%	11,168	546,227
Other Common Stocks(a)	25.8%	456,131	30,244,458
TOTAL COMMON STOCKS (Cost $27,288,612)			59,915,456

Repurchase Agreements(b)(c) (46.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $54,173,634	$54,170,000	$54,170,000
TOTAL REPURCHASE AGREEMENTS (Cost $54,170,000)		54,170,000

See accompanying notes to the financial statements.

140 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	46,111	$46,111
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	3,489	3,489
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $49,600)		49,600
TOTAL INVESTMENT SECURITIES (Cost $81,508,212)—97.5%		114,135,056
Net other assets (liabilities)—2.5%		2,895,271
NET ASSETS—100.0%		$117,030,327

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan of January 31, 2019 was $49,138.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $15,408,000.

(c)               The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	151	3/18/19	$20,405,763	$348,886

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/19	2.96%	$29,794,953	$666,764
SPDR S&P 500 ETF	Goldman Sachs International	2/27/19	2.86%	34,251,570	774,911
				$64,046,523	$1,441,675
S&P 500	UBS AG	2/27/19	2.91%	$63,482,945	$1,020,276
SPDR S&P 500 ETF	UBS AG	2/27/19	2.51%	25,840,052	514,055
				$89,322,997	$1,534,331
				$153,369,520	$2,976,006

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 141

UltraBull ProFund invested in the following industries as of January 31, 2019:

		% of
	Value	Net Assets
Aerospace & Defense	$1,570,625	1.3%
Air Freight & Logistics	367,484	0.3%
Airlines	269,397	0.2%
Auto Components	90,841	0.1%
Automobiles	240,862	0.2%
Banks	3,496,176	3.0%
Beverages	1,096,308	0.9%
Biotechnology	1,541,621	1.3%
Building Products	165,906	0.1%
Capital Markets	1,653,565	1.4%
Chemicals	1,204,213	1.0%
Commercial Services & Supplies	225,996	0.2%
Communications Equipment	686,548	0.6%
Construction & Engineering	48,349	NM
Construction Materials	64,050	0.1%
Consumer Finance	404,529	0.3%
Containers & Packaging	188,261	0.2%
Distributors	60,146	0.1%
Diversified Consumer Services	12,833	NM
Diversified Financial Services	1,067,681	0.9%
Diversified Telecommunication Services	1,216,205	1.0%
Electric Utilities	1,169,591	1.0%
Electrical Equipment	295,352	0.3%
Electronic Equipment, Instruments & Components	278,616	0.2%
Energy Equipment & Services	337,237	0.3%
Entertainment	1,256,851	1.1%
Equity Real Estate Investment Trusts	1,773,449	1.5%
Food & Staples Retailing	898,172	0.8%
Food Products	692,965	0.6%
Health Care Equipment & Supplies	2,031,217	1.7%
Health Care Providers & Services	1,909,393	1.6%
Health Care Technology	47,442	NM
Hotels, Restaurants & Leisure	1,090,094	0.9%
Household Durables	191,757	0.2%
Household Products	978,807	0.8%
Independent Power and Renewable Electricity Producers	60,265	0.1%
Industrial Conglomerates	902,716	0.8%
Insurance	1,426,876	1.2%
Interactive Media & Services	2,929,080	2.5%
Internet & Direct Marketing Retail	2,223,498	1.9%
IT Services	2,884,385	2.5%
Leisure Products	39,588	NM
Life Sciences Tools & Services	595,109	0.5%
Machinery	932,943	0.8%
Media	782,358	0.7%
Metals & Mining	143,304	0.1%
Multiline Retail	308,861	0.3%
Multi-Utilities	630,163	0.5%
Oil, Gas & Consumable Fuels	2,943,606	2.6%
Personal Products	87,766	0.1%
Pharmaceuticals	2,916,364	2.5%
Professional Services	181,138	0.2%
Real Estate Management & Development	38,064	NM
Road & Rail	618,401	0.5%
Semiconductors & Semiconductor Equipment	2,205,577	1.9%
Software	3,633,454	3.2%
Specialty Retail	1,374,594	1.2%
Technology Hardware, Storage & Peripherals	2,253,824	1.9%
Textiles, Apparel & Luxury Goods	463,739	0.4%
Tobacco	559,021	0.5%
Trading Companies & Distributors	112,301	0.1%
Water Utilities	45,922	NM
Other**	57,114,871	48.8%
Total	$117,030,327	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

142 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (85.9%)

	Shares	Value
21Vianet Group, Inc.*ADR (IT Services)	15,023	$134,907
58.com, Inc.*ADR (Interactive Media & Services)	7,683	487,102
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	21,148	3,563,227
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	23,829	221,133
Autohome, Inc.*ADR (Interactive Media & Services)	4,898	354,517
Baidu, Inc.*ADR (Interactive Media & Services)	9,383	1,619,788
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)(a)	4,964	177,711
Beigene, Ltd.*ADR (Biotechnology)	3,318	429,615
Best, Inc.*ADR (Air Freight & Logistics)	31,151	145,164
Bilibili, Inc.*ADR (Entertainment)	8,579	157,939
Bitauto Holdings, Ltd.*ADR (Interactive Media & Services)(a)	7,060	137,105
Cheetah Mobile, Inc.*ADR (Software)	11,385	77,076
China Eastern Airlines Corp., Ltd.ADR (Airlines)	5,500	169,730
China Life Insurance Co., Ltd.ADR (Insurance)	83,428	1,028,667
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	36,113	1,894,849
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	12,696	1,059,481
China Southern Airlines Co., Ltd.ADR (Airlines)(a)	6,001	215,256
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	10,767	587,555
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)(a)	46,519	536,364
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	7,338	1,227,574
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	24,627	820,079
Fang Holdings, Ltd.*ADR (Interactive Media & Services)(a)	48,817	82,501
GDS Holdings, Ltd.*ADR (IT Services)	8,118	230,551
Huaneng Power International, Inc.ADR (Independent Power and Renewable Electricity Producers)	12,158	307,597
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	10,988	348,869
iQIYI, Inc.*ADR (Entertainment)(a)	15,094	303,691
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	43,436	1,079,385
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)(a)	7,146	119,052
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)(a)	11,906	116,440
Momo, Inc.*ADR (Interactive Media & Services)	14,176	431,376
Netease.com, Inc.ADR (Entertainment)	3,883	978,245
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	12,169	782,102
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)(a)	11,348	331,475
PPDAI Group, Inc.*ADR (Consumer Finance)	17,153	61,065
Qudian, Inc.*ADR (Consumer Finance)(a)	15,105	80,208
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)	68,496	323,301
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	4,584	219,299
Sogou, Inc.*ADR (Interactive Media & Services)(a)	15,583	99,731
Sohu.com, Ltd.*ADR (Interactive Media & Services)	6,010	124,407
TAL Education Group*ADR (Diversified Consumer Services)	23,896	741,493
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	50,316	386,930
Weibo Corp.*ADR (Interactive Media & Services)	6,111	370,693
YY, Inc.*ADR (Interactive Media & Services)	5,172	359,092
Zai Lab, Ltd.*ADR (Biotechnology)	5,560	150,064
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	30,589	523,683
TOTAL COMMON STOCKS (Cost $18,501,205)		23,596,089

Repurchase Agreements(b)(c) (14.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $3,927,263	$3,927,000	$3,927,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,927,000)		3,927,000

Collateral for Securities Loaned (5.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	1,442,505	$1,442,505
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	109,133	109,133
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,551,638)		1,551,638
TOTAL INVESTMENT SECURITIES (Cost $23,979,843)—105.8%		29,074,727
Net other assets (liabilities)—(5.8)%		(1,587,188)
NET ASSETS—100.0%		$27,487,539

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $1,494,105.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $641,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

ADR         American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 143

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon China Select ADR Index	Goldman Sachs International	2/27/19	2.86%	$15,983,462	$384,075
BNY Mellon China Select ADR Index	UBS AG	2/27/19	2.66%	15,439,721	385,498
				$31,423,183	$769,573

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

UltraChina ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$668,847	2.4%
Airlines	384,986	1.4%
Biotechnology	579,679	2.1%
Chemicals	219,299	0.8%
Consumer Finance	257,713	0.9%
Diversified Consumer Services	741,493	2.7%
Diversified Telecommunication Services	1,123,919	4.1%
Entertainment	1,439,875	5.2%
Hotels, Restaurants & Leisure	348,869	1.3%
Independent Power and Renewable Electricity Producers	307,597	1.1%
Insurance	1,028,667	3.7%
Interactive Media & Services	4,066,312	14.9%
Internet & Direct Marketing Retail	6,358,807	23.1%
IT Services	365,458	1.3%
Metals & Mining	221,133	0.8%
Oil, Gas & Consumable Fuels	3,069,157	11.3%
Semiconductors & Semiconductor Equipment	442,353	1.6%
Software	77,076	0.3%
Wireless Telecommunication Services	1,894,849	6.9%
Other**	3,891,450	14.1%
Total	$27,487,539	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2019:

	Value	% of Net Assets
China	$23,596,089	85.9%
Other**	3,891,450	14.1%
Total	$27,487,539	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

144 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (74.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	6,270	$1,255,881
American Express Co. (Consumer Finance)	6,270	643,929
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,270	1,043,579
Caterpillar, Inc. (Machinery)	6,270	834,913
Chevron Corp. (Oil, Gas & Consumable Fuels)	6,270	718,855
Cisco Systems, Inc. (Communications Equipment)	6,270	296,508
DowDuPont, Inc. (Chemicals)	6,270	337,389
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,270	459,466
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,270	295,442
International Business Machines Corp. (IT Services)	6,270	842,813
Johnson & Johnson (Pharmaceuticals)	6,270	834,411
JPMorgan Chase & Co. (Banks)	6,270	648,945
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,270	1,120,951
Merck & Co., Inc. (Pharmaceuticals)	6,270	466,676
Microsoft Corp. (Software)	6,270	654,776
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	6,270	513,388
Pfizer, Inc. (Pharmaceuticals)	6,270	266,162
The Boeing Co. (Aerospace & Defense)	6,270	2,417,837
The Coca-Cola Co. (Beverages)	6,270	301,775
The Goldman Sachs Group, Inc. (Capital Markets)	6,270	1,241,523
The Home Depot, Inc. (Specialty Retail)	6,270	1,150,732
The Procter & Gamble Co. (Household Products)	6,270	604,867
The Travelers Cos., Inc. (Insurance)	6,270	787,136
The Walt Disney Co. (Entertainment)	6,270	699,231
United Technologies Corp. (Aerospace & Defense)	6,270	740,299
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,270	1,694,154
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,270	345,226
Visa, Inc.—Class A (IT Services)	6,270	846,514
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,270	453,070
Wal-Mart Stores, Inc. (Food & Staples Retailing)	6,270	600,854
TOTAL COMMON STOCKS (Cost $11,080,554)		23,117,302

Repurchase Agreements(a)(b) (27.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $8,482,569	$8,482,000	$8,482,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,482,000)		8,482,000
TOTAL INVESTMENT SECURITIES (Cost $19,562,554)—102.4%		31,599,302
Net other assets (liabilities)—(2.4)%		(751,378)
NET ASSETS—100.0%		$30,847,924

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $4,656,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	67	3/18/19	$8,360,930	$194,297

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	2/27/19	2.91%	$7,771,561	$145,467
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	2/27/19	2.76%	5,537,773	109,897
				$13,309,334	$255,364
Dow Jones Industrial Average	UBS AG	2/27/19	2.91%	$13,241,394	$292,805
SPDR Dow Jones Industrial Average ETF	UBS AG	2/27/19	2.71%	3,778,314	104,593
				$17,019,708	$397,398
				$30,329,042	$652,762

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 145

UltraDow 30 ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$3,158,137	10.0%
Banks	648,945	2.1%
Beverages	301,775	1.0%
Capital Markets	1,241,523	4.0%
Chemicals	337,389	1.1%
Communications Equipment	296,508	1.0%
Consumer Finance	643,929	2.1%
Diversified Telecommunication Services	345,226	1.1%
Entertainment	699,230	2.3%
Food & Staples Retailing	1,053,924	3.4%
Health Care Providers & Services	1,694,154	5.5%
Hotels, Restaurants & Leisure	1,120,951	3.6%
Household Products	604,867	2.0%
Industrial Conglomerates	1,255,881	4.1%
Insurance	787,136	2.6%
IT Services	1,689,326	5.5%
Machinery	834,913	2.7%
Oil, Gas & Consumable Fuels	1,178,321	3.8%
Pharmaceuticals	1,567,249	5.1%
Semiconductors & Semiconductor Equipment	295,442	1.0%
Software	654,776	2.1%
Specialty Retail	1,150,733	3.7%
Technology Hardware, Storage & Peripherals	1,043,579	3.4%
Textiles, Apparel & Luxury Goods	513,388	1.7%
Other**	7,730,622	25.1%
Total	$30,847,924	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

146 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (75.4%)

	Shares	Value
58.com, Inc.*ADR (Interactive Media & Services)	1,041	$65,999
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	15,043	2,534,594
Ambev S.A.ADR (Beverages)	51,096	245,772
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	13,546	217,413
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	4,788	68,421
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	17,551	70,028
Autohome, Inc.*ADR (Interactive Media & Services)	641	46,396
Baidu, Inc.*ADR (Interactive Media & Services)	3,228	557,250
Banco Bradesco S.A.ADR (Banks)	38,998	484,355
Banco Santander ChileADR (Banks)	1,805	58,374
Bancolombia S.A.ADR (Banks)	1,312	58,515
Beigene, Ltd.*ADR (Biotechnology)	448	58,007
Cemex S.A.B. de C.V.*ADR (Construction Materials)	17,570	95,581
China Life Insurance Co., Ltd.ADR (Insurance)	17,274	212,988
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	12,833	673,348
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	2,961	247,095
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,610	87,858
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)(a)	6,748	77,804
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	4,412	154,861
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	1,866	312,164
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	4,429	147,486
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	2,863	53,968
Enersis S.A.ADR (Electric Utilities)	6,402	66,196
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,157	196,330
Grupo Televisa S.A.ADR (Media)	5,078	63,526
HDFC Bank, Ltd.ADR (Banks)	7,779	764,053
ICICI Bank, Ltd.ADR (Banks)	18,241	186,241
Infosys Technologies, Ltd.ADR (IT Services)	44,110	476,388
Itau Unibanco Holding S.A.ADR (Banks)	56,245	598,447
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	9,503	236,150
KB Financial Group, Inc.*ADR (Banks)	4,611	196,936
Korea Electric Power Corp.*ADR (Electric Utilities)	5,960	91,367
Netease.com, Inc.ADR (Entertainment)	853	214,896
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,448	157,333
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	17,277	281,615
POSCOADR (Metals & Mining)	3,724	224,259
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	5,634	157,583
Sasol, Ltd.ADR (Chemicals)	6,582	198,842
Shinhan Financial Group Co., Ltd.*ADR (Banks)	5,504	211,794
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	4,133	104,937
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	3,476	86,691
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	43,340	1,630,451
TAL Education Group*ADR (Diversified Consumer Services)	4,128	128,092
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	4,807	64,414
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)(a)	5,037	79,484
Vale S.A.ADR (Metals & Mining)	36,188	450,179
Wipro, Ltd.ADR (IT Services)	12,599	71,688
Woori Financial Group, Inc.*ADR (Banks)	1,763	71,225
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	4,308	73,753
TOTAL COMMON STOCKS (Cost $8,412,906)		13,611,147

Preferred Stock (2.0%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	25,359	358,576
TOTAL PREFERRED STOCK (Cost $119,931)		358,576

Repurchase Agreements(b)(c) (18.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $3,244,218	$3,244,000	$3,244,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,244,000)		3,244,000

Collateral for Securities Loaned (0.8%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	133,738	$133,738
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	10,118	10,118
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $143,856)		143,856
TOTAL INVESTMENT SECURITIES (Cost $11,920,693)—96.2%		17,357,579
Net other assets (liabilities)—3.8%		688,565
NET ASSETS—100.0%		$18,046,144

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $141,012.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $606,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

ADR         American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 147

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	2/27/19	2.86%	$7,345,565	$235,590
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	2/27/19	2.91%	14,821,046	407,250
				$22,166,611	$642,840

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$73,753	0.4%
Banks	2,629,940	14.6%
Beverages	442,102	2.4%
Biotechnology	58,007	0.3%
Chemicals	198,842	1.1%
Construction Materials	95,581	0.5%
Diversified Consumer Services	128,092	0.7%
Diversified Telecommunication Services	542,520	3.0%
Electric Utilities	157,563	0.9%
Entertainment	214,896	1.2%
Insurance	212,988	1.2%
Interactive Media & Services	669,645	3.7%
Internet & Direct Marketing Retail	2,918,231	16.2%
IT Services	548,076	3.0%
Media	63,526	0.4%
Metals & Mining	742,859	4.1%
Oil, Gas & Consumable Fuels	1,490,234	8.3%
Paper & Forest Products	86,691	0.5%
Semiconductors & Semiconductor Equipment	1,700,479	9.4%
Wireless Telecommunication Services	995,698	5.5%
Other**	4,076,421	22.6%
Total	$18,046,144	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2019:

	Value	% of Net Assets
Brazil	$2,649,533	14.7%
Chile	124,570	0.7%
China	5,157,865	28.5%
Colombia	112,483	0.6%
Hong Kong	673,348	3.7%
India	1,498,370	8.3%
Indonesia	157,583	0.9%
Mexico	572,850	3.2%
South Africa	267,263	1.5%
South Korea	900,518	5.0%
Taiwan	1,855,340	10.3%
Other**	4,076,421	22.6%
Total	$18,046,144	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

148 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(a)(b) (82.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $2,944,198	$2,944,000	$2,944,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,944,000)		2,944,000
TOTAL INVESTMENT SECURITIES (Cost $2,944,000)—82.3%		2,944,000
Net other assets (liabilities)—17.7%		632,113
NET ASSETS—100.0%		$3,576,113

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $254,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	2/27/19	2.71%	$164,946	$2,000
MSCI EAFE Index	UBS AG	2/27/19	3.21%	7,005,197	69,340
				$7,170,143	$71,340

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 149

Repurchase Agreements(a) (84.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $13,726,921	$13,726,000	$13,726,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,726,000)		13,726,000
TOTAL INVESTMENT SECURITIES (Cost $13,726,000)—84.2%		13,726,000
Net other assets (liabilities)—15.8%		2,576,323
NET ASSETS—100.0%		$16,302,323

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	313	3/8/19	$32,567,650	$(132,059)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	2/27/19	2.81%	$114,956	$1,132

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

150 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (73.8%)

	Shares	Value
Ambev S.A.ADR (Beverages)	297,181	$1,429,441
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	86,328	1,385,564
Banco Bradesco S.A.ADR (Banks)	320,714	3,983,268
Banco de ChileADR (Banks)(a)	16,475	523,246
Banco Santander Brasil S.A.ADR (Banks)	42,008	558,706
Banco Santander ChileADR (Banks)	17,086	552,562
Bancolombia S.A.ADR (Banks)	12,462	555,806
Braskem SAADR (Chemicals)	11,771	335,474
BRF S.A.*ADR (Food Products)(a)	84,159	547,034
Cemex S.A.B. de C.V.*ADR (Construction Materials)	159,107	865,542
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)(a)	10,430	444,944
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	6,169	383,650
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	25,240	395,006
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	41,248	488,789
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	27,164	512,041
Embraer S.A.ADR (Aerospace & Defense)	19,954	424,621
Enersis Chile S.A.ADR (Electric Utilities)	66,499	361,090
Enersis S.A.ADR (Electric Utilities)	60,479	625,352
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	14,377	1,308,594
Gerdau S.A.ADR (Metals & Mining)(a)	116,888	506,125
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	4,474	403,286
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	2,395	435,771
Grupo Financiero Galicia S.A.ADR (Banks)	12,091	441,443
Grupo Televisa S.A.ADR (Media)	46,990	587,845
Itau Unibanco Holding S.A.ADR (Banks)	462,549	4,921,521
Latam Airlines Group S.A.ADR (Airlines)	34,449	401,675
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	89,307	1,455,703
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	21,516	536,609
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	45,232	606,109
TIM Participacoes S.A.ADR (Wireless Telecommunication Services)	19,758	334,701
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)(a)	46,796	738,441
Vale S.A.ADR (Metals & Mining)	297,605	3,702,205
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	21,295	348,173
TOTAL COMMON STOCKS (Cost $21,236,185)		31,100,337

Preferred Stocks (8.1%)

	Shares	Value
Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	18,218	$487,149
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	208,545	2,948,827
TOTAL PREFERRED STOCKS (Cost $1,814,451)		3,435,976

Repurchase Agreements(b)(c) (11.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $4,991,335	$4,991,000	$4,991,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,991,000)		4,991,000

Collateral for Securities Loaned (5.9%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	2,308,549	$2,308,549
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	174,653	174,653
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,483,202)		2,483,202
TOTAL INVESTMENT SECURITIES (Cost $30,524,838)—99.6%		42,010,515
Net other assets (liabilities)—0.4%		152,760
NET ASSETS—100.0%		$42,163,275

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $2,368,751.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $958,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

ADR         American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 151

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	2/27/19	2.86%	$22,264,134	$1,009,262
BNY Mellon Latin America 35 ADR Index	UBS AG	2/27/19	2.91%	27,305,749	1,164,716
				$49,569,883	$2,173,978

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$424,621	1.0%
Airlines	401,675	1.0%
Banks	11,536,551	27.4%
Beverages	3,121,685	7.4%
Chemicals	780,417	1.9%
Construction Materials	865,542	2.1%
Diversified Telecommunication Services	606,109	1.4%
Electric Utilities	986,442	2.3%
Food & Staples Retailing	487,149	1.2%
Food Products	547,034	1.3%
Media	587,845	1.4%
Metals & Mining	4,603,337	10.8%
Oil, Gas & Consumable Fuels	6,003,186	14.1%
Paper & Forest Products	536,609	1.3%
Transportation Infrastructure	839,057	2.0%
Water Utilities	488,789	1.2%
Wireless Telecommunication Services	1,720,265	4.1%
Other**	7,626,962	18.1%
Total	$42,163,275	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2019:

	Value	% of Net Assets
Argentina	$789,616	1.9%
Brazil	24,004,722	57.0%
Chile	2,908,869	6.9%
Colombia	1,067,847	2.5%
Mexico	5,370,253	12.7%
Peru	395,006	0.9%
Other**	7,626,962	18.1%
Total	$42,163,275	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

152 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (57.2%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	1,848	$92,511
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	2,352	64,351
ACI Worldwide, Inc.* (Software)	3,192	94,356
Acuity Brands, Inc. (Electrical Equipment)	1,008	121,877
Adient PLC (Auto Components)	2,352	46,428
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,512	73,937
AECOM Technology Corp.* (Construction & Engineering)	4,200	128,562
AGCO Corp. (Machinery)	1,848	118,642
Alexander & Baldwin, Inc.* (Equity Real Estate Investment Trusts)	1,848	42,578
Alleghany Corp. (Insurance)	336	212,204
Allegheny Technologies, Inc.* (Metals & Mining)	3,360	92,030
ALLETE, Inc. (Electric Utilities)	1,344	103,407
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	4,704	55,460
AMC Networks, Inc.*—Class A (Media)	1,176	74,017
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	3,696	170,090
American Eagle Outfitters, Inc. (Specialty Retail)	4,536	95,800
American Financial Group, Inc. (Insurance)	1,848	176,281
Apergy Corp.* (Energy Equipment & Services)	2,016	67,778
AptarGroup, Inc. (Containers & Packaging)	1,680	166,521
Aqua America, Inc. (Water Utilities)	4,704	164,875
ARRIS International PLC* (Communications Equipment)	4,368	137,112
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,352	178,634
ASGN, Inc.* (Professional Services)	1,344	84,659
Ashland Global Holdings, Inc. (Chemicals)	1,680	127,512
Aspen Insurance Holdings, Ltd. (Insurance)	1,680	70,106
Associated Banc-Corp. (Banks)	4,536	98,204
Atmos Energy Corp. (Gas Utilities)	3,192	311,635
AutoNation, Inc.* (Specialty Retail)	1,512	58,590
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	1,344	61,219
Avis Budget Group, Inc.* (Road & Rail)	1,680	44,755
Avnet, Inc. (Electronic Equipment, Instruments & Components)	3,024	124,589
BancorpSouth Bank (Banks)	2,520	73,534
Bank of Hawaii Corp. (Banks)	1,176	90,940
Bank OZK (Banks)	3,192	96,845
Bed Bath & Beyond, Inc. (Specialty Retail)	3,696	55,773
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,008	54,039
Bemis Co., Inc. (Containers & Packaging)	2,520	123,077
Big Lots, Inc. (Multiline Retail)	1,008	31,792
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	504	125,934
Bio-Techne Corp. (Life Sciences Tools & Services)	1,008	175,856
Black Hills Corp. (Multi-Utilities)	1,512	102,650
Blackbaud, Inc. (Software)	1,344	96,230
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	2,184	59,667
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,008	40,844
Brown & Brown, Inc. (Insurance)	6,216	168,827
Brunswick Corp. (Leisure Products)	2,352	118,353
Cable One, Inc. (Media)	168	148,570
Cabot Corp. (Chemicals)	1,680	78,775
CACI International, Inc.*—Class A (IT Services)	672	112,345
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	6,048	49,231
Camden Property Trust (Equity Real Estate Investment Trusts)	2,520	244,315
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,008	82,071
Carlisle Cos., Inc. (Industrial Conglomerates)	1,680	180,986
Carpenter Technology Corp. (Metals & Mining)	1,344	63,517
Cars.com, Inc.* (Interactive Media & Services)	1,680	45,881
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,176	97,490
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,008	129,709
Catalent, Inc.* (Pharmaceuticals)	3,864	142,698
Cathay General Bancorp, Inc. (Banks)	2,016	74,834
CDK Global, Inc. (Software)	3,528	172,554
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,344	165,567
Chemed Corp. (Health Care Providers & Services)	504	150,162
Chemical Financial Corp. (Banks)	1,848	82,162
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	28,224	80,438
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	1,008	92,716
Ciena Corp.* (Communications Equipment)	3,864	147,179
Cinemark Holdings, Inc. (Entertainment)	2,856	116,868
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,680	62,412
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,344	79,578
CNO Financial Group, Inc. (Insurance)	4,368	78,100
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	5,544	67,304
Cognex Corp. (Electronic Equipment, Instruments & Components)	4,704	214,032
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	672	79,430
Commerce Bancshares, Inc. (Banks)	2,688	160,742
Commercial Metals Co. (Metals & Mining)	3,192	55,700
CommVault Systems, Inc.* (Software)	1,008	66,599
Compass Minerals International, Inc. (Metals & Mining)	840	43,890
Core Laboratories N.V. (Energy Equipment & Services)	1,176	79,333
Corecivic, Inc. (Equity Real Estate Investment Trusts)	3,192	63,425
CoreLogic, Inc.* (IT Services)	2,184	79,279
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,008	99,580
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,856	70,515

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 153

Common Stocks, continued

	Shares	Value
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	11,256	$99,616
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)(a)	672	112,412
Crane Co. (Machinery)	1,344	111,229
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,688	135,556
Cullen/Frost Bankers, Inc. (Banks)	1,680	163,430
Curtiss-Wright Corp. (Aerospace & Defense)	1,176	133,500
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	9,744	135,149
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,856	154,795
Dana Holding Corp. (Auto Components)	3,864	68,084
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	840	107,898
Delphi Technologies PLC (Auto Components)	2,352	42,124
Deluxe Corp. (Commercial Services & Supplies)	1,176	55,237
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,680	18,362
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,016	71,185
Dillard’s, Inc.—Class A (Multiline Retail)(a)	504	33,662
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,176	333,667
Domtar Corp. (Paper & Forest Products)	1,680	78,792
Donaldson Co., Inc. (Machinery)	3,360	158,861
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	4,368	165,241
Dril-Quip, Inc.* (Energy Equipment & Services)	1,008	37,740
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,184	149,365
Dycom Industries, Inc.* (Construction & Engineering)	840	48,762
Eagle Materials, Inc. (Construction Materials)	1,176	83,496
East West Bancorp, Inc. (Banks)	3,864	194,437
Eaton Vance Corp. (Capital Markets)	3,192	122,956
Edgewell Personal Care Co.* (Personal Products)	1,512	59,648
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	1,680	78,322
EMCOR Group, Inc. (Construction & Engineering)	1,512	98,628
Encompass Health Corp. (Health Care Providers & Services)	2,688	179,666
Energizer Holdings, Inc. (Household Products)	1,680	79,632
EnerSys (Electrical Equipment)	1,176	100,266
Ensco PLCADR—Class A (Energy Equipment & Services)	11,760	51,744
EPR Properties (Equity Real Estate Investment Trusts)	2,016	147,289
EQT Corp. (Oil, Gas & Consumable Fuels)	6,888	134,109
Equitrans Midstream Corp.* (Oil, Gas & Consumable Fuels)	5,544	115,426
Esterline Technologies Corp.* (Aerospace & Defense)	672	81,782
Evercore Partners, Inc.—Class A (Capital Markets)	1,008	90,166
Exelixis, Inc.* (Biotechnology)	8,064	190,069
F.N.B. Corp. (Banks)	8,736	101,774
FactSet Research Systems, Inc. (Capital Markets)	1,008	220,378
Fair Isaac Corp.* (Software)	840	189,168
Federated Investors, Inc.—Class B (Capital Markets)	2,520	65,848
First American Financial Corp. (Insurance)	3,024	151,442
First Horizon National Corp. (Banks)	8,736	128,244
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,360	109,939
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,016	101,989
Five Below, Inc.* (Specialty Retail)	1,512	187,079
Flowers Foods, Inc. (Food Products)	4,872	95,784
Fulton Financial Corp. (Banks)	4,704	75,499
GATX Corp. (Trading Companies & Distributors)	1,008	76,285
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	1,512	118,722
Gentex Corp. (Auto Components)	7,056	149,446
Genworth Financial, Inc.*—Class A (Insurance)	13,440	65,050
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	2,016	90,821
Graco, Inc. (Machinery)	4,536	196,545
Graham Holdings Co.—Class B (Diversified Consumer Services)	168	111,720
Granite Construction, Inc. (Construction & Engineering)	1,176	50,827
Green Dot Corp.*—Class A (Consumer Finance)	1,344	99,483
Greif, Inc.—Class A (Containers & Packaging)	672	26,208
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,344	132,935
Hancock Holding Co. (Banks)	2,352	96,620
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,856	106,215
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,360	108,494
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,016	87,938
HealthEquity, Inc.* (Health Care Providers & Services)	1,512	94,258
Helen of Troy, Ltd.* (Household Durables)	672	77,979
Herman Miller, Inc. (Commercial Services & Supplies)	1,512	51,756
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	2,856	126,578
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,848	184,837
HNI Corp. (Commercial Services & Supplies)	1,176	45,711
Home BancShares, Inc. (Banks)	4,200	76,902
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	4,368	116,451
Hubbell, Inc. (Electrical Equipment)	1,512	165,307
ICU Medical, Inc.* (Health Care Equipment & Supplies)	504	125,395
IDACORP, Inc. (Electric Utilities)	1,344	131,040
IDEX Corp. (Machinery)	2,016	277,926

See accompanying notes to the financial statements.

154 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Ingredion, Inc. (Food Products)	1,848	$182,953
Inogen, Inc.* (Health Care Equipment & Supplies)	504	76,210
Insperity, Inc. (Professional Services)	1,008	107,533
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,848	87,521
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,528	172,343
Interactive Brokers Group, Inc.—Class A (Capital Markets)	2,016	101,606
InterDigital, Inc. (Communications Equipment)	840	61,160
International Bancshares Corp. (Banks)	1,512	53,631
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	672	29,198
ITT, Inc. (Machinery)	2,352	123,621
j2 Global, Inc. (Software)	1,176	88,388
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	3,864	102,976
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	672	54,398
Janus Henderson Group PLC (Capital Markets)	4,536	99,021
JBG Smith Properties (Equity Real Estate Investment Trusts)	2,856	110,384
JetBlue Airways Corp.* (Airlines)	8,232	148,094
John Wiley & Sons, Inc.—Class A (Media)	1,176	60,893
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,176	168,650
KB Home (Household Durables)	2,352	50,356
KBR, Inc. (Construction & Engineering)	3,864	66,461
Kemper Corp. (Insurance)	1,680	126,302
Kennametal, Inc. (Machinery)	2,184	82,075
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,688	189,396
Kirby Corp.* (Marine)	1,512	113,264
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	3,360	106,680
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	2,352	175,106
Lancaster Colony Corp. (Food Products)	504	80,171
Landstar System, Inc. (Road & Rail)	1,176	119,458
Legg Mason, Inc. (Capital Markets)	2,352	70,090
Leidos Holdings, Inc. (IT Services)	4,032	233,857
LendingTree, Inc.* (Thrifts & Mortgage Finance)	168	49,785
Lennox International, Inc. (Building Products)	1,008	231,114
Liberty Property Trust (Equity Real Estate Investment Trusts)	4,032	190,068
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,176	115,566
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	504	59,522
Lincoln Electric Holdings, Inc. (Machinery)	1,680	145,219
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	672	118,084
LivaNova PLC* (Health Care Equipment & Supplies)	1,344	124,078
Live Nation Entertainment, Inc.* (Entertainment)	3,696	197,772
LiveRamp Holdings, Inc.* (IT Services)	2,016	87,575
LogMeIn, Inc. (Software)	1,344	125,019
Louisiana-Pacific Corp. (Paper & Forest Products)	3,864	94,204
Lumentum Holdings, Inc.* (Communications Equipment)	2,016	98,603
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	2,352	48,451
Mallinckrodt PLC* (Pharmaceuticals)	2,184	47,742
Manhattan Associates, Inc.* (Software)	1,680	81,934
ManpowerGroup, Inc. (Professional Services)	1,680	132,770
MarketAxess Holdings, Inc. (Capital Markets)	1,008	216,488
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,176	104,123
Masimo Corp.* (Health Care Equipment & Supplies)	1,344	167,180
MasTec, Inc.* (Construction & Engineering)	1,680	74,558
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,856	55,692
MAXIMUS, Inc. (IT Services)	1,680	117,818
MB Financial, Inc. (Banks)	2,184	96,926
McDermott International, Inc.* (Energy Equipment & Services)	4,872	42,971
MDU Resources Group, Inc. (Multi-Utilities)	5,208	133,898
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	9,744	177,341
Medidata Solutions, Inc.* (Health Care Technology)	1,680	119,213
MEDNAX, Inc.* (Health Care Providers & Services)	2,352	84,931
Mercury General Corp. (Insurance)	672	34,742
Meredith Corp. (Media)	1,008	54,704
Minerals Technologies, Inc. (Chemicals)	1,008	59,039
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,512	123,425
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,680	223,406
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,008	127,572
MSA Safety, Inc. (Commercial Services & Supplies)	1,008	100,981
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	1,176	98,184
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	4,368	119,465
Murphy USA, Inc.* (Specialty Retail)	840	61,782
National Fuel Gas Co. (Gas Utilities)	2,352	134,770
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,024	133,721
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	4,200	221,383
Navient Corp. (Consumer Finance)	6,216	70,862
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,192	85,386
NetScout Systems, Inc.* (Communications Equipment)	1,848	47,919
New Jersey Resources Corp. (Gas Utilities)	2,352	114,072
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	13,104	152,268
NewMarket Corp. (Chemicals)	168	67,383
Nordson Corp. (Machinery)	1,344	174,236
NorthWestern Corp. (Multi-Utilities)	1,344	85,895

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 155

Common Stocks, continued

	Shares	Value
NOW, Inc.* (Trading Companies & Distributors)	2,856	$38,642
Nu Skin Enterprises, Inc.—Class A (Personal Products)	1,512	99,263
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,344	67,388
nVent Electric PLC (Electrical Equipment)	4,368	109,287
NVR, Inc.* (Household Durables)	168	446,880
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	7,224	43,488
Oceaneering International, Inc.* (Energy Equipment & Services)	2,688	42,175
OGE Energy Corp. (Electric Utilities)	5,376	220,147
Old Dominion Freight Line, Inc. (Road & Rail)	1,680	228,363
Old Republic International Corp. (Insurance)	7,560	152,334
Olin Corp. (Chemicals)	4,536	107,095
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,344	105,061
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	5,376	216,061
ONE Gas, Inc. (Gas Utilities)	1,344	110,410
Oshkosh Corp. (Machinery)	1,848	138,692
Owens-Illinois, Inc. (Containers & Packaging)	4,200	84,294
PacWest Bancorp (Banks)	3,192	123,179
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	672	28,419
Patterson Cos., Inc. (Health Care Providers & Services)	2,184	48,681
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,880	71,324
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	3,192	116,891
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	3,360	107,688
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	2,856	69,229
Perspecta, Inc. (IT Services)	3,864	77,473
Pinnacle Financial Partners, Inc. (Banks)	2,016	108,400
Pitney Bowes, Inc. (Commercial Services & Supplies)	5,040	36,338
Plantronics, Inc. (Communications Equipment)	840	32,584
PNM Resources, Inc. (Electric Utilities)	2,184	93,017
Polaris Industries, Inc. (Leisure Products)	1,512	126,826
PolyOne Corp. (Chemicals)	2,184	70,696
Pool Corp. (Distributors)	1,008	151,109
Post Holdings, Inc.* (Food Products)	1,848	171,531
Potlatch Corp. (Equity Real Estate Investment Trusts)	2,077	76,600
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,512	160,227
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,344	37,524
Primerica, Inc. (Insurance)	1,176	132,147
Prosperity Bancshares, Inc. (Banks)	1,848	131,467
PTC, Inc.* (Software)	2,856	242,159
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	6,384	52,796
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,544	61,150
Rayonier, Inc. (Equity Real Estate Investment Trusts)	3,528	107,392
Realogy Holdings Corp. (Real Estate Management & Development)(a)	3,192	56,658
Regal Beloit Corp. (Electrical Equipment)	1,176	90,270
Reinsurance Group of America, Inc. (Insurance)	1,680	242,676
Reliance Steel & Aluminum Co. (Metals & Mining)	1,848	151,315
RenaissanceRe Holdings, Ltd. (Insurance)	1,008	139,134
Resideo Technologies, Inc.* (Building Products)	3,360	73,685
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	3,360	40,958
Royal Gold, Inc. (Metals & Mining)	1,680	146,782
RPM International, Inc. (Chemicals)	3,528	201,661
Ryder System, Inc. (Road & Rail)	1,344	77,831
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	4,872	100,071
Sabre Corp. (IT Services)	7,392	169,868
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,192	54,966
Sanderson Farms, Inc. (Food Products)	504	62,042
Science Applications International Corp. (IT Services)	1,344	90,236
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,512	37,891
SEI Investments Co. (Capital Markets)	3,528	167,721
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	6,384	87,908
Sensient Technologies Corp. (Chemicals)	1,176	73,829
Service Corp. International (Diversified Consumer Services)	4,872	209,106
Signature Bank (Banks)	1,512	192,494
Signet Jewelers, Ltd. (Specialty Retail)	1,344	32,740
Silgan Holdings, Inc. (Containers & Packaging)	2,016	55,682
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,176	89,964
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,848	113,818
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	3,528	95,856
SLM Corp.* (Consumer Finance)	11,760	125,950
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,688	52,739
Sonoco Products Co. (Containers & Packaging)	2,688	154,775
Sotheby’s*—Class A (Diversified Consumer Services)	1,008	40,713
Southwest Gas Corp. (Gas Utilities)	1,344	105,262
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	15,624	68,277
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	3,360	80,573
Steel Dynamics, Inc. (Metals & Mining)	6,216	227,444
Stericycle, Inc.* (Commercial Services & Supplies)	2,352	103,677
STERIS PLC (Health Care Equipment & Supplies)	2,352	268,270
Sterling Bancorp (Banks)	6,048	116,364
Stifel Financial Corp. (Capital Markets)	2,016	96,506
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,008	40,118

See accompanying notes to the financial statements.

156 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,680	$85,747
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,176	113,790
Synovus Financial Corp. (Banks)	4,536	160,665
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	2,520	57,330
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,680	83,664
TCF Financial Corp. (Banks)	4,536	100,518
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,008	96,395
TEGNA, Inc. (Media)	5,712	67,059
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,008	226,014
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,520	91,274
Tempur Sealy International, Inc.* (Household Durables)	1,176	62,352
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,184	48,026
Teradata Corp.* (IT Services)	3,192	141,661
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,872	175,344
Terex Corp. (Machinery)	1,680	51,593
Texas Capital Bancshares, Inc.* (Banks)	1,344	78,315
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,848	112,432
The Boston Beer Co., Inc.*—Class A (Beverages)	168	41,859
The Brink’s Co. (Commercial Services & Supplies)	1,344	99,523
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,176	52,779
The Chemours Co. (Chemicals)	4,536	162,162
The Dun & Bradstreet Corp. (Professional Services)	1,008	145,898
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	3,192	71,980
The Hain Celestial Group, Inc.* (Food Products)	2,352	43,112
The Hanover Insurance Group, Inc. (Insurance)	1,176	134,111
The Michaels Cos., Inc.* (Specialty Retail)	2,352	32,599
The New York Times Co.—Class A (Media)	3,864	99,344
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,008	74,945
The Timken Co. (Machinery)	1,848	78,706
The Toro Co. (Machinery)	2,856	169,932
The Ultimate Software Group, Inc.* (Software)	840	229,379
The Wendy’s Co. (Hotels, Restaurants & Leisure)	5,040	87,293
Thor Industries, Inc. (Automobiles)	1,344	87,521
Toll Brothers, Inc. (Household Durables)	3,696	136,530
Tootsie Roll Industries, Inc. (Food Products)(a)	504	17,464
Transocean, Ltd.* (Energy Equipment & Services)	13,608	116,621
TreeHouse Foods, Inc.* (Food Products)	1,512	88,240
TRI Pointe Group, Inc.* (Household Durables)	3,864	51,971
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	6,720	253,075
Trinity Industries, Inc. (Machinery)	3,864	90,340
Trustmark Corp. (Banks)	1,848	58,267
Tupperware Brands Corp. (Household Durables)	1,344	36,651
Tyler Technologies, Inc.* (Software)	1,008	190,704
UGI Corp. (Gas Utilities)	4,704	268,269
UMB Financial Corp. (Banks)	1,176	75,687
Umpqua Holdings Corp. (Banks)	5,880	103,958
United Bankshares, Inc. (Banks)	2,688	95,075
United States Steel Corp. (Metals & Mining)	4,704	106,028
United Therapeutics Corp.* (Biotechnology)	1,176	135,628
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	4,872	97,002
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,176	122,104
Urban Edge Properties (Equity Real Estate Investment Trusts)	3,024	61,750
Urban Outfitters, Inc.* (Specialty Retail)	2,016	65,117
Valley National Bancorp (Banks)	8,904	90,019
Valmont Industries, Inc. (Construction & Engineering)	672	86,688
Valvoline, Inc. (Chemicals)	5,040	111,434
Vectren Corp. (Multi-Utilities)	2,184	158,077
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,856	105,015
ViaSat, Inc.* (Communications Equipment)	1,512	94,787
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,528	68,796
Visteon Corp.* (Auto Components)	840	64,588
W.R. Berkley Corp. (Insurance)	2,520	193,763
Wabtec Corp. (Machinery)	2,352	162,664
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,184	63,533
Watsco, Inc. (Trading Companies & Distributors)	840	123,884
Webster Financial Corp. (Banks)	2,520	135,778
Weight Watchers International, Inc.* (Diversified Consumer Services)	1,008	32,256
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	3,192	91,578
Werner Enterprises, Inc. (Road & Rail)	1,176	38,714
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,016	218,273
WEX, Inc.* (IT Services)	1,176	189,724
Williams-Sonoma, Inc. (Specialty Retail)	2,184	118,875
Wintrust Financial Corp. (Banks)	1,512	107,564
Woodward, Inc. (Machinery)	1,512	137,365
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,848	45,997
World Wrestling Entertainment, Inc.—Class A (Entertainment)	1,176	96,832
Worthington Industries, Inc. (Metals & Mining)	1,008	38,032
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	10,584	129,760
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	2,688	113,272
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,688	131,954
Yelp, Inc.* (Interactive Media & Services)	2,016	73,423
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,512	262,484
TOTAL COMMON STOCKS (Cost $30,226,516)		43,942,789

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 157

Repurchase Agreements(b)(c) (33.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $26,006,745	$26,005,000	$26,005,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,005,000)		26,005,000

Collateral for Securities Loaned (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	217,432	$217,432
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	16,450	16,450
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $233,882)		233,882
TOTAL INVESTMENT SECURITIES (Cost $56,465,398)—91.4%		70,181,671
Net other assets (liabilities)—8.6%		6,568,558
NET ASSETS—100.0%		$76,750,229

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $228,352.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $7,870,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

ADR         American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	72	3/18/19	$13,209,840	$569,256

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/19	2.86%	$26,535,235	$266,400
SPDR S&P MidCap 400 ETF	Goldman Sachs International	2/27/19	2.61%	19,706,267	150,941
				$46,241,502	$417,341
S&P MidCap 400	UBS AG	2/27/19	2.86%	$34,069,350	$239,629
SPDR S&P MidCap 400 ETF	UBS AG	2/27/19	2.71%	16,287,356	99,340
				$50,356,706	$338,969
				$96,598,208	$756,310

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

158 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

UltraMid-Cap ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$441,296	0.6%
Airlines	148,094	0.2%
Auto Components	370,670	0.5%
Automobiles	87,521	0.1%
Banks	3,342,475	4.4%
Beverages	41,859	0.1%
Biotechnology	385,219	0.5%
Building Products	304,799	0.4%
Capital Markets	1,250,780	1.6%
Chemicals	1,134,531	1.5%
Commercial Services & Supplies	660,739	0.9%
Communications Equipment	619,344	0.8%
Construction & Engineering	554,486	0.7%
Construction Materials	83,496	0.1%
Consumer Finance	296,295	0.4%
Containers & Packaging	610,557	0.8%
Distributors	151,109	0.2%
Diversified Consumer Services	467,732	0.6%
Electric Utilities	653,826	0.9%
Electrical Equipment	587,007	0.8%
Electronic Equipment, Instruments & Components	1,800,044	2.3%
Energy Equipment & Services	569,006	0.7%
Entertainment	411,472	0.5%
Equity Real Estate Investment Trusts	4,105,625	5.3%
Food & Staples Retailing	210,282	0.3%
Food Products	741,297	1.0%
Gas Utilities	1,044,417	1.4%
Health Care Equipment & Supplies	1,686,198	2.2%
Health Care Providers & Services	893,481	1.2%
Health Care Technology	174,673	0.2%
Hotels, Restaurants & Leisure	1,801,798	2.3%
Household Durables	862,719	1.1%
Household Products	79,632	0.1%
Industrial Conglomerates	180,986	0.2%
Insurance	2,077,220	2.7%
Interactive Media & Services	119,304	0.2%
IT Services	1,299,836	1.7%
Leisure Products	245,179	0.3%
Life Sciences Tools & Services	713,331	0.9%
Machinery	2,217,648	2.9%
Marine	113,264	0.1%
Media	504,586	0.7%
Metals & Mining	924,738	1.2%
Multiline Retail	170,515	0.2%
Multi-Utilities	480,520	0.6%
Oil, Gas & Consumable Fuels	1,192,763	1.6%
Paper & Forest Products	172,996	0.2%
Personal Products	158,911	0.2%
Pharmaceuticals	227,964	0.3%
Professional Services	470,860	0.6%
Real Estate Management & Development	225,308	0.3%
Road & Rail	734,523	1.0%
Semiconductors & Semiconductor Equipment	1,390,991	1.8%
Software	1,576,490	2.1%
Specialty Retail	927,017	1.2%
Technology Hardware, Storage & Peripherals	85,386	0.1%
Textiles, Apparel & Luxury Goods	301,244	0.4%
Thrifts & Mortgage Finance	265,586	0.3%
Trading Companies & Distributors	336,995	0.4%
Water Utilities	164,875	0.2%
Wireless Telecommunication Services	91,274	0.1%
Other**	32,807,440	42.8%
Total	$76,750,229	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 159

Common Stocks (64.3%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	25,398	$1,199,802
Adobe Systems, Inc.* (Software)	16,218	4,019,145
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	33,354	814,171
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,497	921,831
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,601	647,519
Alphabet, Inc.*—Class A (Interactive Media & Services)	9,180	10,335,670
Alphabet, Inc.*—Class C (Interactive Media & Services)	10,557	11,785,518
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	14,688	25,244,706
American Airlines Group, Inc. (Airlines)	15,300	547,281
Amgen, Inc. (Biotechnology)	21,267	3,979,269
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	12,393	1,225,172
Apple, Inc. (Technology Hardware, Storage & Peripherals)	142,596	23,733,677
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,742	1,279,557
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,295	401,694
Autodesk, Inc.* (Software)	7,344	1,081,037
Automatic Data Processing, Inc. (IT Services)	14,535	2,032,574
Baidu, Inc.*ADR (Interactive Media & Services)	9,333	1,611,156
Biogen, Inc.* (Biotechnology)	6,732	2,247,007
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,967	585,780
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,530	2,804,199
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	13,770	3,693,803
Cadence Design Systems, Inc.* (Software)	9,486	455,613
Celgene Corp.* (Biotechnology)	23,256	2,057,226
Cerner Corp.* (Health Care Technology)	11,016	604,889
Charter Communications, Inc.*—Class A (Media)	7,650	2,532,533
Check Point Software Technologies, Ltd.* (Software)	5,202	582,208
Cintas Corp. (Commercial Services & Supplies)	3,519	659,848
Cisco Systems, Inc. (Communications Equipment)	149,940	7,090,663
Citrix Systems, Inc. (Software)	4,437	454,970
Cognizant Technology Solutions Corp. (IT Services)	19,278	1,343,291
Comcast Corp.—Class A (Media)	151,470	5,539,257
Costco Wholesale Corp. (Food & Staples Retailing)	14,688	3,152,486
CSX Corp. (Road & Rail)	28,152	1,849,586
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	16,218	540,059
Dollar Tree, Inc.* (Multiline Retail)	7,956	770,379
eBay, Inc.* (Internet & Direct Marketing Retail)	32,130	1,081,175
Electronic Arts, Inc.* (Entertainment)	10,098	931,440
Expedia, Inc. (Internet & Direct Marketing Retail)	4,590	547,358
Facebook, Inc.*—Class A (Interactive Media & Services)	72,828	12,139,700
Fastenal Co. (Trading Companies & Distributors)	9,639	582,774
Fiserv, Inc.* (IT Services)	13,311	1,103,881
Gilead Sciences, Inc. (Biotechnology)	43,146	3,020,652
Hasbro, Inc. (Leisure Products)	4,284	387,959
Henry Schein, Inc.* (Health Care Providers & Services)	5,049	392,307
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,907	618,551
Illumina, Inc.* (Life Sciences Tools & Services)	4,896	1,369,852
Incyte Corp.* (Biotechnology)	7,038	567,192
Intel Corp. (Semiconductors & Semiconductor Equipment)	152,235	7,173,313
Intuit, Inc. (Software)	8,721	1,882,166
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	3,825	2,002,923
J.B. Hunt Transport Services, Inc. (Road & Rail)	3,672	393,051
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	30,753	764,212
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	5,049	538,072
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,202	882,155
Liberty Global PLC*—Class A (Media)	6,885	167,994
Liberty Global PLC*—Class C (Media)	17,901	421,748
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	4,131	610,603
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	11,322	1,296,709
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	9,180	498,199
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	1,530	556,920
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,956	639,424
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	37,791	1,444,372
Microsoft Corp. (Software)	230,724	24,094,506
Mondelez International, Inc.—Class A (Food Products)	48,501	2,243,656
Monster Beverage Corp.* (Beverages)	18,513	1,059,684
Mylan N.V.* (Pharmaceuticals)	17,136	513,223
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	8,415	536,625
Netease.com, Inc.ADR (Entertainment)	2,448	616,725
Netflix, Inc.* (Entertainment)	14,535	4,934,632
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	20,349	2,925,169
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	11,016	958,722
O’Reilly Automotive, Inc.* (Specialty Retail)	2,601	896,461
PACCAR, Inc. (Machinery)	11,628	761,867
Paychex, Inc. (IT Services)	11,934	844,927
PayPal Holdings, Inc.* (IT Services)	39,321	3,490,133

See accompanying notes to the financial statements.

160 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
PepsiCo, Inc. (Beverages)	47,583	$5,361,177
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	40,392	2,000,212
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,519	1,510,601
Ross Stores, Inc. (Specialty Retail)	12,393	1,141,643
Sirius XM Holdings, Inc. (Media)(a)	148,104	863,446
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,967	435,830
Starbucks Corp. (Hotels, Restaurants & Leisure)	41,310	2,814,863
Symantec Corp. (Software)	21,267	447,032
Synopsys, Inc.* (Software)	4,896	457,042
Take-Two Interactive Software, Inc.* (Entertainment)	3,825	403,729
Tesla Motors, Inc.* (Automobiles)	5,661	1,738,040
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	31,977	3,219,444
The Kraft Heinz Co. (Food Products)	40,698	1,955,946
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	28,305	1,970,594
Twenty-First Century Fox, Inc.—Class A (Entertainment)	35,190	1,735,218
Twenty-First Century Fox, Inc.—Class B (Entertainment)	26,622	1,306,075
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	1,989	580,629
United Continental Holdings, Inc.* (Airlines)	9,027	787,786
VeriSign, Inc.* (IT Services)	3,978	673,356
Verisk Analytics, Inc.*—Class A (Professional Services)	5,508	646,694
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,568	1,635,717
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	31,671	2,288,546
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	9,639	433,659
Willis Towers Watson PLC (Insurance)	4,284	697,392
Workday, Inc.*—Class A (Software)	4,896	888,771
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	3,672	451,693
Xcel Energy, Inc. (Electric Utilities)	17,136	897,241
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	8,415	941,975
TOTAL COMMON STOCKS (Cost $82,096,108)		251,998,959

Repurchase Agreements(b)(c) (30.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $120,911,112	$120,903,000	$120,903,000
TOTAL REPURCHASE AGREEMENTS (Cost $120,903,000)		120,903,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.37%(d)	774,458	$774,458
Invesco Government & Agency Portfolio—Institutional Shares, 2.41%(d)	58,592	$58,592
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $833,050)		833,050
TOTAL INVESTMENT SECURITIES (Cost $203,832,158)—95.3%		373,735,009
Net other assets (liabilities)—4.7%		18,490,444
NET ASSETS—100.0%		$392,225,453

*                      Non-income producing security.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $777,069.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $57,724,000.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

NYS          New York Shares

ADR         American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	519	3/18/19	$71,728,395	$1,187,628

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 161

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/19	2.96%	$157,158,291	$4,668,672
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	2/27/19	2.71%	64,424,458	1,621,148
				$221,582,749	$6,289,820
Nasdaq-100 Index	UBS AG	2/27/19	2.91%	$148,300,939	$4,359,086
Invesco QQQ Trust, Series 1 ETF	UBS AG	2/27/19	2.91%	90,293,116	2,690,406
				$238,594,055	$7,049,492
				$460,176,804	$13,339,312

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Airlines	$1,335,067	0.3%
Automobiles	1,738,040	0.4%
Beverages	6,420,861	1.6%
Biotechnology	16,525,274	4.2%
Commercial Services & Supplies	659,848	0.2%
Communications Equipment	7,090,663	1.8%
Electric Utilities	897,241	0.2%
Entertainment	11,127,621	2.8%
Food & Staples Retailing	5,441,032	1.4%
Food Products	4,199,602	1.1%
Health Care Equipment & Supplies	3,268,993	0.8%
Health Care Providers & Services	392,307	0.1%
Health Care Technology	604,889	0.2%
Hotels, Restaurants & Leisure	4,563,265	1.2%
Insurance	697,392	0.2%
Interactive Media & Services	35,872,044	9.3%
Internet & Direct Marketing Retail	31,538,629	8.0%
IT Services	9,488,162	2.4%
Leisure Products	387,959	0.1%
Life Sciences Tools & Services	1,369,852	0.3%
Machinery	761,867	0.2%
Media	9,524,978	2.4%
Multiline Retail	770,379	0.2%
Pharmaceuticals	513,223	0.1%
Professional Services	646,694	0.2%
Road & Rail	2,242,637	0.6%
Semiconductors & Semiconductor Equipment	29,071,284	7.4%
Software	34,362,491	8.8%
Specialty Retail	2,618,733	0.7%
Technology Hardware, Storage & Peripherals	24,703,961	6.3%
Textiles, Apparel & Luxury Goods	610,603	0.2%
Trading Companies & Distributors	582,774	0.1%
Wireless Telecommunication Services	1,970,594	0.5%
Other**	140,226,494	35.7%
Total	$392,225,453	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

162 :: UltraShort China ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(a)(b) (103.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $3,748,251	$3,748,000	$3,748,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,748,000)		3,748,000
TOTAL INVESTMENT SECURITIES (Cost $3,748,000)—103.1%		3,748,000
Net other assets (liabilities)—(3.1)%		(114,278)
NET ASSETS—100.0%		$3,633,722

(a)     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $212,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon China Select ADR Index	Goldman Sachs International	2/27/19	(1.41)%	$(3,668,436)	$(105,958)
BNY Mellon China Select ADR Index	UBS AG	2/27/19	(1.16)%	(3,589,433)	(105,209)
				$(7,257,869)	$(211,167)

(1)     Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)     Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Dow 30 ProFund :: 163

Repurchase Agreements(a)(b) (94.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $6,227,418	$6,227,000	$6,227,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,227,000)		6,227,000
TOTAL INVESTMENT SECURITIES (Cost $6,227,000)—94.9%		6,227,000
Net other assets (liabilities)—5.1%		334,796
NET ASSETS—100.0%		$6,561,796

(a)     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $1,824,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	3	3/18/19	$(374,370)	$(5,615)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	2/27/19	(2.61)%	$(3,912,501)	$(73,329)
Dow Jones Industrial Average	UBS AG	2/27/19	(2.61)%	(8,794,339)	(147,602)
				$(12,706,840)	$(220,931)

(1)     Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)     Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

164 :: UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(a)(b) (106.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $2,051,138	$2,051,000	$2,051,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,051,000)		2,051,000
TOTAL INVESTMENT SECURITIES (Cost $2,051,000)—106.5%		2,051,000
Net other assets (liabilities)—(6.5)%		(126,064)
NET ASSETS—100.0%		$1,924,936

(a)     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $169,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	2/27/19	(1.91)%	$(1,800,245)	$(57,876)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	2/27/19	(1.91)%	(2,046,382)	(81,595)
				$(3,846,627)	$(139,471)

(1)     Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)     Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraShort International ProFund :: 165

Repurchase Agreements(a)(b) (105.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $2,760,185	$2,760,000	$2,760,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,760,000)		2,760,000
TOTAL INVESTMENT SECURITIES (Cost $2,760,000)—105.3%		2,760,000
Net other assets (liabilities)—(5.3)%		(140,057)
NET ASSETS—100.0%		$2,619,943

(a)     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $172,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	2/27/19	(2.01)%	$(797,871)	$(9,720)
MSCI EAFE Index	UBS AG	2/27/19	(2.11)%	(4,427,243)	(59,861)
				$(5,225,114)	$(69,581)

(1)     Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)     Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

166 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(a) (89.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $844,057	$844,000	$844,000
TOTAL REPURCHASE AGREEMENTS (Cost $844,000)		844,000
TOTAL INVESTMENT SECURITIES (Cost $844,000)—89.6%		844,000
Net other assets (liabilities)—10.4%		98,256
NET ASSETS—100.0%		$942,256

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	17	3/8/19	$(1,768,850)	$34,678

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	2/27/19	(2.61)%	$(114,956)	$(1,134)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Latin America ProFund :: 167

Repurchase Agreements(a)(b) (104.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $3,491,234	$3,491,000	$3,491,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,491,000)		3,491,000
TOTAL INVESTMENT SECURITIES (Cost $3,491,000)—104.7%		3,491,000
Net other assets (liabilities)—(4.7)%		(156,977)
NET ASSETS—100.0%		$3,334,023

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $212,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	2/27/19	(1.81)%	$(2,851,357)	$(135,609)
BNY Mellon Latin America 35 ADR Index	UBS AG	2/27/19	(1.91)%	(3,813,823)	(194,466)
				$(6,665,180)	$(330,075)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

168 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(a)(b) (101.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $2,455,165	$2,455,000	$2,455,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,455,000)		2,455,000
TOTAL INVESTMENT SECURITIES (Cost $2,455,000)—101.3%		2,455,000
Net other assets (liabilities)—(1.3)%		(30,875)
NET ASSETS—100.0%		$2,424,125

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $702,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	3	3/18/19	$(550,410)	$(16,056)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/19	(2.46)%	$(1,821,261)	$(18,031)
S&P MidCap 400	UBS AG	2/27/19	(2.41)%	(2,464,512)	(27,505)
				$(4,285,773)	$(45,536)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Nasdaq-100 ProFund :: 169

Repurchase Agreements(a)(b) (107.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $13,796,926	$13,796,000	$13,796,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,796,000)		13,796,000
TOTAL INVESTMENT SECURITIES (Cost $13,796,000)—107.2%		13,796,000
Net other assets (liabilities)—(7.2)%		(924,098)
NET ASSETS—100.0%		$12,871,902

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $3,032,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	26	3/18/19	$(3,593,330)	$(190,254)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/19	(2.71)%	$(14,491,249)	$(486,238)
Nasdaq-100 Index	UBS AG	2/27/19	(2.56)%	(7,608,035)	(291,196)
				$(22,099,284)	$(777,434)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

170 :: UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(a)(b) (119.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $9,199,617	$9,199,000	$9,199,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,199,000)		9,199,000
TOTAL INVESTMENT SECURITIES (Cost $9,199,000)—119.0%		9,199,000
Net other assets (liabilities)—(19.0)%		(1,467,271)
NET ASSETS—100.0%		$7,731,729

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $1,500,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	27	3/18/19	$(2,023,920)	$(103,548)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/19	(2.16)%	$(1,952,996)	$(37,812)
Russell 2000 Index	UBS AG	2/27/19	(1.91)%	(11,478,684)	(252,025)
				$(13,431,680)	$(289,837)

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 171

Common Stocks (26.4%)

	Percentage of Net Assets	Shares	Value
ALLETE, Inc. (Electric Utilities)	0.1%	390	$30,007
Array BioPharma, Inc.* (Biotechnology)*	0.1%	1,495	27,911
CACI International, Inc.—Class A* (IT Services)*	0.1%	195	32,600
Chegg, Inc.* (Diversified Consumer Services)*	0.1%	780	27,471
Ciena Corp.* (Communications Equipment)*	0.1%	1,040	39,613
Coupa Software, Inc.* (Software)*	0.1%	390	33,913
Cree, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	715	36,056
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)*	0.1%	260	33,397
EnerSys (Electrical Equipment)	0.1%	325	27,709
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	1,040	34,372
Essent Group, Ltd.* (Thrifts & Mortgage Finance)*	0.1%	715	28,420
Etsy, Inc.* (Internet & Direct Marketing Retail)*	0.1%	845	46,178
FibroGen, Inc.* (Biotechnology)*	0.1%	520	29,509
First Financial Bankshares, Inc. (Banks)	0.1%	455	27,800
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	910	29,774
Five Below, Inc.* (Specialty Retail)*	0.1%	390	48,254
Glacier Bancorp, Inc. (Banks)	0.1%	650	27,416
Haemonetics Corp.* (Health Care Equipment & Supplies)*	0.1%	390	38,574
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	910	29,383
Hubspot, Inc.* (Software)*	0.1%	260	41,160
IBERIABANK Corp. (Banks)	0.1%	390	28,816
IDACORP, Inc. (Electric Utilities)	0.1%	390	38,024
Ingevity Corp.* (Chemicals)*	0.1%	325	30,572
Insperity, Inc. (Professional Services)	0.1%	260	27,737
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	975	47,628
LHC Group, Inc.* (Health Care Providers & Services)*	0.1%	260	27,489
LivaNova PLC* (Health Care Equipment & Supplies)*	0.1%	325	30,004
Loxo Oncology, Inc.* (Biotechnology)*	0.1%	195	45,746
MAXIMUS, Inc. (IT Services)	0.1%	455	31,909
Medidata Solutions, Inc.* (Health Care Technology)*	0.1%	390	27,674
MGIC Investment Corp.* (Thrifts & Mortgage Finance)*	0.1%	2,730	34,069
New Jersey Resources Corp. (Gas Utilities)	0.1%	650	31,525
New Relic, Inc.* (Software)*	0.1%	325	33,035
Novocure, Ltd.* (Health Care Equipment & Supplies)*	0.1%	585	28,665
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)*	0.1%	390	30,486
ONE Gas, Inc. (Gas Utilities)	0.1%	390	32,039
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)*	0.1%	650	37,647
Portland General Electric Co. (Electric Utilities)	0.1%	650	31,408
Primerica, Inc. (Insurance)	0.1%	325	36,521
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.1%	1,625	31,264
Selective Insurance Group, Inc. (Insurance)	0.1%	455	27,719
Spire, Inc. (Gas Utilities)	0.1%	390	30,954
Spirit Airlines, Inc.* (Airlines)*	0.1%	520	30,586
Teladoc, Inc.* (Health Care Technology)*	0.1%	455	29,212
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	0.1%	520	31,636
The Brink’s Co. (Commercial Services & Supplies)	0.1%	390	28,879
Trade Desk, Inc. (The)* (Software)*	0.1%	260	37,096
Trex Co., Inc.* (Building Products)*	0.1%	455	31,740
Woodward, Inc. (Machinery)	0.1%	390	35,432
Other Common Stocks	23.2%	725,601	11,481,418
TOTAL COMMON STOCKS (Cost $8,115,791)			13,096,447

Contingent Right(NM)

A. Schulman, Inc.*^+(a) (Chemicals)	536	1,072
TOTAL CONTINGENT RIGHT (Cost $1,072)		1,072

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to the financial statements.

172 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Repurchase Agreements(b)(c) (41.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $20,347,365	$20,346,000	$20,346,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,346,000)		20,346,000
TOTAL INVESTMENT SECURITIES (Cost $28,462,863)—67.5%		33,443,519
Net other assets (liabilities)—32.5%		16,112,350
NET ASSETS—100.0%		$49,555,869

*                      Non-income producing security.

+                      These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.

^                       The Advisor has deemed these securities to be illiquid. As of January 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.

(a)              No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $3,924,000.

(c)               The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	81	3/18/19	$6,071,760	$144,789

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/19	2.46%	$17,679,521	$308,988
Russell 2000 Index	Goldman Sachs International	2/27/19	2.66%	23,031,378	395,329
				$40,710,899	$704,317
iShares Russell 2000 ETF	UBS AG	2/27/19	2.21%	$20,260,729	$204,989
Russell 2000 Index	UBS AG	2/27/19	2.41%	19,012,064	227,457
				$39,272,793	$432,446
				$79,983,692	$1,136,763

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 173

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$164,681	0.3%
Air Freight & Logistics	49,492	0.1%
Airlines	62,945	0.1%
Auto Components	143,196	0.3%
Automobiles	7,436	NM
Banks	1,075,304	2.2%
Beverages	6,378	NM
Biotechnology	887,375	1.9%
Building Products	169,999	0.3%
Capital Markets	149,809	0.3%
Chemicals	251,782	0.5%
Commercial Services & Supplies	338,473	0.7%
Communications Equipment	250,697	0.5%
Construction & Engineering	148,392	0.3%
Construction Materials	12,895	NM
Consumer Finance	89,584	0.2%
Containers & Packaging	12,890	NM
Distributors	10,873	NM
Diversified Consumer Services	115,771	0.2%
Diversified Financial Services	32,074	0.1%
Diversified Telecommunication Services	76,081	0.2%
Electric Utilities	173,891	0.4%
Electrical Equipment	102,789	0.2%
Electronic Equipment, Instruments & Components	332,978	0.7%
Energy Equipment & Services	188,706	0.4%
Entertainment	68,889	0.1%
Equity Real Estate Investment Trusts	967,279	2.1%
Food & Staples Retailing	54,294	0.1%
Food Products	97,700	0.2%
Gas Utilities	155,605	0.3%
Health Care Equipment & Supplies	474,972	1.0%
Health Care Providers & Services	259,480	0.5%
Health Care Technology	162,681	0.3%
Hotels, Restaurants & Leisure	326,234	0.7%
Household Durables	204,761	0.4%
Household Products	11,577	NM
Independent Power and Renewable Electricity Producers	58,137	0.1%
Industrial Conglomerates	12,022	NM
Insurance	300,833	0.6%
Interactive Media & Services	87,392	0.2%
Internet & Direct Marketing Retail	117,657	0.2%
IT Services	306,701	0.6%
Leisure Products	34,085	0.1%
Life Sciences Tools & Services	90,489	0.2%
Machinery	447,514	0.9%
Marine	21,874	NM
Media	231,273	0.5%
Metals & Mining	175,451	0.4%
Mortgage Real Estate Investment Trusts	191,587	0.4%
Multiline Retail	44,684	0.1%
Multi-Utilities	70,444	0.1%
Oil, Gas & Consumable Fuels	345,679	0.7%
Paper & Forest Products	57,205	0.1%
Personal Products	15,386	NM
Pharmaceuticals	270,543	0.5%
Professional Services	179,129	0.4%
Real Estate Management & Development	49,486	0.1%
Road & Rail	76,007	0.2%
Semiconductors & Semiconductor Equipment	415,178	0.8%
Software	753,801	1.5%
Specialty Retail	357,466	0.7%
Technology Hardware, Storage & Peripherals	54,065	0.1%
Textiles, Apparel & Luxury Goods	113,900	0.2%
Thrifts & Mortgage Finance	310,461	0.6%
Tobacco	24,054	NM
Trading Companies & Distributors	172,671	0.3%
Water Utilities	36,920	0.1%
Wireless Telecommunication Services	37,462	0.1%
Other**	36,458,350	73.6%
Total	$49,555,869	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

174 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (76.0%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	787	$60,552
Alliant Energy Corp. (Electric Utilities)	3,609	160,492
Ameren Corp. (Multi-Utilities)	3,737	259,124
American Electric Power Co., Inc. (Electric Utilities)	7,546	597,040
American Water Works Co., Inc. (Water Utilities)	2,764	264,432
Aqua America, Inc. (Water Utilities)	2,724	95,476
Atmos Energy Corp. (Gas Utilities)	1,789	174,660
Avangrid, Inc. (Electric Utilities)	850	42,390
Avista Corp. (Multi-Utilities)	1,004	42,017
Black Hills Corp. (Multi-Utilities)	825	56,009
CenterPoint Energy, Inc. (Multi-Utilities)	7,670	237,156
CMS Energy Corp. (Multi-Utilities)	4,335	226,027
Consolidated Edison, Inc. (Multi-Utilities)	4,766	370,080
Dominion Resources, Inc. (Multi-Utilities)	11,511	808,532
DTE Energy Co. (Multi-Utilities)	2,784	327,816
Duke Energy Corp. (Electric Utilities)	10,906	957,328
Edison International (Electric Utilities)	4,984	283,938
El Paso Electric Co. (Electric Utilities)	623	32,720
Entergy Corp. (Electric Utilities)	2,772	247,235
Evergy, Inc. (Electric Utilities)	4,031	231,057
Eversource Energy (Electric Utilities)	4,847	336,430
Exelon Corp. (Electric Utilities)	14,764	705,129
FirstEnergy Corp. (Electric Utilities)	7,434	291,413
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,667	61,996
IDACORP, Inc. (Electric Utilities)	771	75,173
MDU Resources Group, Inc. (Multi-Utilities)	2,998	77,079
National Fuel Gas Co. (Gas Utilities)	1,317	75,464
New Jersey Resources Corp. (Gas Utilities)	1,355	65,718
NextEra Energy, Inc. (Electric Utilities)	7,312	1,308,701
NiSource, Inc. (Multi-Utilities)	5,559	151,650
NorthWestern Corp. (Multi-Utilities)	770	49,211
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	4,437	181,518
ONE Gas, Inc. (Gas Utilities)	803	65,966
Pinnacle West Capital Corp. (Electric Utilities)	1,715	151,126
PNM Resources, Inc. (Electric Utilities)	1,219	51,917
Portland General Electric Co. (Electric Utilities)	1,366	66,005
PPL Corp. (Electric Utilities)	11,019	345,115
Public Service Enterprise Group, Inc. (Multi-Utilities)	7,734	421,890
Sempra Energy (Multi-Utilities)	4,187	489,795
South Jersey Industries, Inc. (Gas Utilities)	1,412	42,049
Southwest Gas Corp. (Gas Utilities)	810	63,439
Spire, Inc. (Gas Utilities)	775	61,512
The AES Corp. (Independent Power and Renewable Electricity Producers)	10,132	166,063
The Southern Co. (Electric Utilities)	15,743	765,110
UGI Corp. (Gas Utilities)	2,659	151,643
Vectren Corp. (Multi-Utilities)	1,271	91,995
Vistra Energy Corp.* (Independent Power and Renewable Electricity Producers)	6,021	151,187
WEC Energy Group, Inc. (Multi-Utilities)	4,827	352,516
Xcel Energy, Inc. (Electric Utilities)	7,865	411,811
TOTAL COMMON STOCKS (Cost $8,635,030)		12,702,702

Repurchase Agreements(a)(b) (25.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%—2.46%, dated 1/31/19, due 2/1/19, total to be received $4,269,286	$4,269,000	$4,269,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,269,000)		4,269,000
TOTAL INVESTMENT SECURITIES (Cost $12,904,030)—101.5%		16,971,702
Net other assets (liabilities)—(1.5)%		(243,746)
NET ASSETS—100.0%		$16,727,956

*                      Non-income producing security.

(a)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $1,857,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	2/25/19	2.91%	$5,679,264	$87,759
Dow Jones U.S. Utilities Index	UBS AG	2/25/19	2.76%	6,763,064	109,942
				$12,442,328	$197,701

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 175

Utilities UltraSector ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Electric Utilities	$7,182,678	42.9%
Gas Utilities	700,451	4.2%
Independent Power and Renewable Electricity Producers	498,768	3.0%
Multi-Utilities	3,960,897	23.7%
Water Utilities	359,908	2.2%
Other**	4,025,254	24.0%
Total	$16,727,956	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

Statements of
Assets and Liabilities

178 :: Statements of Assets and Liabilities :: January 31, 2019 (unaudited)

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$5,425,032	$2,842,390	$16,914,000	$137,921,892
Securities, at value	8,526,156	3,494,674	—	160,711,325
Repurchase agreements, at value	2,394,000	1,270,000	16,914,000	60,980,000
Total Investment Securities, at value	10,920,156	4,764,674	16,914,000	221,691,325
Cash	927	432	298	299
Segregated cash balances for futures contracts with brokers	—	—	132,000	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	15,340	2,664	1,135	308,877
Receivable for investments sold	354,221	—	—	—
Receivable for capital shares issued	216,960	34,486	33,014	585,321
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	—	57,639	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	15,622	13,546	23,715	24,405
Receivable for tax reclaims	—	—	—	—
TOTAL ASSETS	11,523,226	4,873,441	17,104,162	222,610,227
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	—	—	97,168
Payable for capital shares redeemed	249,959	60,234	1,317,569	3,939,362
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	9,874	—	338,165	1,201,276
Variation margin on futures contracts	—	—	20,250	—
Advisory fees payable	6,460	2,310	11,330	136,067
Management services fees payable	1,292	462	2,266	27,213
Administration fees payable	346	159	603	7,288
Distribution and services fees payable—Service Class	574	263	861	6,087
Transfer agency fees payable	690	357	1,179	10,553
Fund accounting fees payable	480	225	804	9,725
Compliance services fees payable	69	31	100	1,366
Service fees payable	42	19	73	886
Other accrued expenses	8,635	7,345	10,346	159,110
TOTAL LIABILITIES	278,421	71,405	1,703,546	5,596,101
NET ASSETS	$11,244,805	$4,802,036	$15,400,616	$217,014,126
NET ASSETS CONSIST OF:
Capital	$11,629,659	$6,895,220	$72,186,206	$131,350,664
Total distributable earnings (loss)	(384,854)	(2,093,184)	(56,785,590)	85,663,462
NET ASSETS	$11,244,805	$4,802,036	$15,400,616	$217,014,126
NET ASSETS:
Investor Class	$10,538,755	$4,482,718	$14,836,706	$209,715,902
Service Class	706,050	319,318	563,910	7,298,224
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	232,452	75,362	474,520	3,600,256
Service Class	16,622	5,993	19,407	160,585
NET ASSET VALUE
(offering and redemption price per share):
Investor Class	$45.34	$59.48	$31.27	$58.25
Service Class	42.48	53.28	29.06	45.45

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Statements of Assets and Liabilities :: 179

Bull ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund

$47,789,720	$3,234,241	$25,207,134	$4,224,397	$5,245,000	$35,521,154
33,737,790	3,619,595	33,235,903	4,770,517	—	29,972,060
37,418,000	1,177,000	9,222,000	229,000	5,245,000	9,608,000
71,155,790	4,796,595	42,457,903	4,999,517	5,245,000	39,580,060
—	157	188	249	861	351
594,000	—	—	—	—	—
—	692	—	—	901	765
—	—	—	—	27,737	—
38,378	6,266	6,989	4,924	352	27,312
—	—	—	317,658	—	1,606,627
2,414,007	31,125	176,629	1,000	75	90,678
—	—	—	55	—	—
569,515	96,734	816,650	—	—	504,588
91,125	—	—	—	—	—
24,310	19,610	29,183	19,402	21,919	19,103
—	—	—	2,294	—	—
74,887,125	4,951,179	43,487,542	5,345,099	5,296,845	41,829,484

189,647	—	—	—	—	—
—	—	22,302	260,018	—	1,610,816
35,360	2,677	160,162	195,888	—	14,238
3,683,669	2,112	92,966	315,892	70,425	116,601
—	—	—	—	81,955	—
—	—	—	—	—	—
—	—	—	—	—	—
39,552	1,967	26,216	—	1,543	9,657
7,910	393	5,243	—	309	1,931
2,116	156	1,405	93	179	517
4,714	462	1,363	230	2,489	470
5,041	347	2,078	335	662	685
2,961	239	1,919	132	238	770
312	31	416	16	18	98
257	19	171	11	22	63
37,687	4,815	96,046	445	14,614	25,705
4,009,226	13,218	410,287	773,060	172,454	1,781,551
$70,877,899	$4,937,961	$43,077,255	$4,572,039	$5,124,391	$40,047,933

$47,554,389	$3,578,793	$26,541,066	$7,564,654	$7,656,498	$42,599,526
23,323,510	1,359,168	16,536,189	(2,992,615)	(2,532,107)	(2,551,593)
$70,877,899	$4,937,961	$43,077,255	$4,572,039	$5,124,391	$40,047,933

$66,419,109	$4,361,773	$41,580,873	$4,303,859	$2,260,483	$39,443,969
4,458,790	576,188	1,496,382	268,180	2,863,908	603,964

538,717	46,648	348,373	357,516	135,772	1,844,889
43,506	6,742	14,523	20,268	184,672	33,046

$123.29	$93.50	$119.36	$12.04	$16.65	$21.38
102.49	85.46	103.04	13.23	15.51	18.28

See accompanying notes to the financial statements.

180 :: Statements of Assets and Liabilities :: January 31, 2019 (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund
ASSETS:
Total Investment Securities, at cost	$46,762,546	$5,029,397	$136,041,457	$23,572,753
Securities, at value	43,132,901	5,469,569	149,963,781	32,742,644
Repurchase agreements, at value	12,399,000	1,906,000	52,840,000	—
Total Investment Securities, at value	55,531,901	7,375,569	202,803,781	32,742,644
Cash	545	323	879	—
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	723	—	—	—
Dividends and interest receivable	48,922	2,526	13,669	23,643
Receivable for investments sold	—	283,999	1,491,358	—
Receivable for capital shares issued	636,648	44,909	1,740,631	1,820
Unrealized appreciation on swap agreements	499,313	198,652	5,667,201	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	19,329	27,226	35,019	21,229
TOTAL ASSETS	56,737,381	7,933,204	211,752,538	32,789,336
LIABILITIES:
Cash overdraft	—	—	—	3,009
Payable for investments purchased	—	281,843	4,144,854	—
Payable for collateral for securities loaned	51,728	—	2,065,885	11,040
Payable for capital shares redeemed	1,353,586	14,197	312,486	73,646
Unrealized depreciation on swap agreements	—	—	—	—
Advisory fees payable	22,295	4,282	119,558	15,413
Management services fees payable	4,459	856	23,912	3,083
Administration fees payable	1,192	230	6,418	825
Distribution and services fees payable—Service Class	1,946	450	8,077	1,386
Transfer agency fees payable	2,220	432	10,283	1,788
Fund accounting fees payable	1,625	367	8,565	1,183
Compliance services fees payable	363	63	1,340	181
Service fees payable	145	28	781	100
Other accrued expenses	61,832	4,900	199,155	20,416
TOTAL LIABILITIES	1,501,391	307,648	6,901,314	132,070
NET ASSETS	$55,235,990	$7,625,556	$204,851,224	$32,657,266
NET ASSETS CONSIST OF:
Capital	$53,589,184	$8,281,920	$144,537,547	$22,743,947
Total distributable earnings (loss)	1,646,806	(656,364)	60,313,677	9,913,319
NET ASSETS	$55,235,990	$7,625,556	$204,851,224	$32,657,266
NET ASSETS:
Investor Class	$52,816,213	$6,374,273	$194,257,208	$30,956,005
Service Class	2,419,777	1,251,283	10,594,016	1,701,261
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	862,389	63,763	2,229,672	361,757
Service Class	47,238	14,268	156,276	23,588
NET ASSET VALUE
(offering and redemption price per share):
Investor Class	$61.24	$99.97	$87.12	$85.57
Service Class	51.23	87.70	67.79	72.12

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Statements of Assets and Liabilities :: 181

Large-Cap Value ProFund	Mid-Cap ProFund	Mid-Cap Growth ProFund	Mid-Cap Value ProFund	Mobile Telecommunications UltraSector ProFund	Nasdaq-100 ProFund

$12,894,208	$15,825,218	$5,814,881	$10,125,527	$66,604,319	$44,494,725
15,267,367	11,570,761	7,298,599	11,143,321	33,392,327	44,616,868
—	8,040,000	—	60,000	33,440,000	29,281,000
15,267,367	19,610,761	7,298,599	11,203,321	66,832,327	73,897,868
—	901	—	5,839	676	787
—	135,300	—	—	—	468,160
—	—	—	—	19	—
21,111	6,567	3,735	4,927	806,148	11,287
—	—	173,368	—	57,094,196	—
319,051	40,636	5,889	3,329,064	1,447,311	1,801,056
—	56,750	—	—	—	700,049
—	10,200	—	—	—	81,760
13,778	12,071	13,181	10,919	23,174	25,581
15,621,307	19,873,186	7,494,772	14,554,070	126,203,851	76,986,548

27,415	—	84,618	—	—	—
252,367	2,759	1,716	3,229,664	—	—
—	62,598	13,792	33,197	—	146,463
5,903	6,423	100,322	177,172	1,858,217	642,816
—	—	—	—	4,265,889	—
1,792	12,167	2,548	4,136	72,378	44,548
358	2,433	509	827	14,476	9,546
550	651	173	235	3,861	2,554
1,493	860	706	436	705	6,797
1,226	1,004	505	665	4,318	5,401
840	980	299	395	5,146	3,433
39	111	71	69	81	433
67	79	21	29	470	311
9,542	21,952	5,976	2,787	40,896	71,677
301,592	112,017	211,256	3,449,612	6,266,437	933,979
$15,319,715	$19,761,169	$7,283,516	$11,104,458	$119,937,414	$76,052,569

$13,195,894	$16,586,062	$7,329,561	$11,957,404	$125,116,085	$44,827,100
2,123,821	3,175,107	(46,045)	(852,946)	(5,178,671)	31,225,469
$15,319,715	$19,761,169	$7,283,516	$11,104,458	$119,937,414	$76,052,569

$13,478,182	$18,884,110	$6,390,316	$10,570,448	$119,747,490	$67,916,746
1,841,533	877,059	893,200	534,010	189,924	8,135,823

219,665	231,037	74,284	150,571	1,464,063	999,941
33,428	12,899	12,419	9,256	2,803	145,738

$61.36	$81.74	$86.03	$70.20	$81.79	$67.92
55.09	67.99	71.92	57.69	67.76	55.82

See accompanying notes to the financial statements.

182 :: Statements of Assets and Liabilities :: January 31, 2019 (unaudited)

	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$9,727,273	$8,004,433	$4,952,647	$23,489,174
Securities, at value	12,626,294	6,596,023	4,363,035	23,469,039
Repurchase agreements, at value	3,731,000	1,722,000	1,577,000	6,018,000
Total Investment Securities, at value	16,357,294	8,318,023	5,940,035	29,487,039
Cash	548	73	10	228,926
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	10,331	1,131	6,573	626
Receivable for capital shares issued	321,141	2,046,955	69,080	1,043,300
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized appreciation on swap agreements	354,758	121,075	30,562	1,906,836
Prepaid expenses	18,781	10,778	10,975	12,235
TOTAL ASSETS	17,062,853	10,498,035	6,057,235	32,678,962
LIABILITIES:
Payable for investments purchased	3,420	1,779,375	—	161,692
Payable for collateral for securities loaned	31,664	85,725	115,870	695,900
Payable for capital shares redeemed	250,230	21,330	84,326	969,400
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	10,300	3,708	3,697	13,457
Management services fees payable	2,060	741	739	2,691
Administration fees payable	552	213	198	721
Distribution and services fees payable—Service Class	931	357	455	531
Transfer agency fees payable	1,125	431	366	1,540
Fund accounting fees payable	756	295	277	970
Compliance services fees payable	115	35	46	111
Service fees payable	67	26	24	88
Other accrued expenses	16,101	8,441	1,004	12,337
TOTAL LIABILITIES	317,321	1,900,677	207,002	1,859,438
NET ASSETS	$16,745,532	$8,597,358	$5,850,233	$30,819,524
NET ASSETS CONSIST OF:
Capital	$21,387,264	$26,257,272	$5,721,013	$97,593,451
Total distributable earnings (loss)	(4,641,732)	(17,659,914)	129,220	(66,773,927)
NET ASSETS	$16,745,532	$8,597,358	$5,850,233	$30,819,524
NET ASSETS:
Investor Class	$15,609,805	$8,050,271	$5,296,911	$30,084,862
Service Class	1,135,727	547,087	553,322	734,662
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	510,422	1,241,796	247,925	901,720
Service Class	43,157	92,076	29,647	25,265
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$30.58	$6.48	$21.36	$33.36
Service Class	26.32	5.94	18.66	29.08

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Statements of Assets and Liabilities :: 183

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund

$48,604,124	$42,748,000	$7,736,000	$14,147,000	$19,592,498	$4,546,000
41,378,876	—	—	—	23,308,494	—
11,735,000	42,748,000	7,736,000	14,147,000	7,112,000	4,546,000
53,113,876	42,748,000	7,736,000	14,147,000	30,420,494	4,546,000
744	803	466	698	977	738
—	—	—	—	—	16,720
—	—	—	—	643	—
—	—	—	199,641	—	—
27,559	2,868	519	949	19,606	305
4,974,991	5,212	108	311	98,690	140,284
—	—	—	32,564	—	—
—	—	—	—	—	1,948
—	—	—	672,206	—	—
1,739,024	—	—	—	998,261	—
24,439	18,871	17,528	24,494	21,252	17,674
59,880,633	42,775,754	7,754,621	15,077,863	31,559,923	4,723,669

3,852,286	—	—	—	—	—
66,024	—	—	—	—	—
75,410	21,428,249	59,380	1,047,007	227,145	1,176,129
—	—	—	131,551	—	—
—	943,337	58,385	—	—	115,364
—	—	—	—	—	2,920
13,998	24,536	4,975	11,773	19,582	—
2,799	4,907	995	2,355	3,916	—
752	1,309	265	628	1,048	151
544	372	315	5,312	1,287	288
1,052	1,765	433	2,203	1,702	334
1,034	1,745	354	837	1,406	201
272	173	65	126	342	24
91	159	32	76	128	18
55,391	25,183	4,492	30,534	59,067	2,272
4,069,653	22,431,735	129,691	1,232,402	315,623	1,297,701
$55,810,980	$20,344,019	$7,624,930	$13,845,461	$31,244,300	$3,425,968

$58,752,121	$114,604,341	$16,063,676	$14,126,031	$17,835,175	$21,774,913
(2,941,141)	(94,260,322)	(8,438,746)	(280,570)	13,409,125	(18,348,945)
$55,810,980	$20,344,019	$7,624,930	$13,845,461	$31,244,300	$3,425,968

$55,145,146	$19,916,737	$7,257,719	$10,388,772	$29,659,613	$3,387,975
665,834	427,282	367,211	3,456,689	1,584,687	37,993

1,185,100	493,186	484,401	366,755	816,172	356,145
14,983	11,892	26,126	136,472	55,936	4,410

$46.53	$40.38	$14.98	$28.33	$36.34	$9.51
44.44	35.93	14.06	25.33	28.33	8.62

See accompanying notes to the financial statements.

184 :: Statements of Assets and Liabilities :: January 31, 2019 (unaudited)

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$1,872,000	$6,749,000	$1,689,000	$3,176,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	1,872,000	6,749,000	1,689,000	3,176,000
Total Investment Securities, at value	1,872,000	6,749,000	1,689,000	3,176,000
Cash	873	564	374	562
Segregated cash balances for futures contracts with brokers	—	—	—	39,050
Segregated cash balances for swap agreements with custodian	—	—	—	958
Dividends and interest receivable	126	453	113	213
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	73,646	1,192,734	200,859	3,720
Due from Advisor under an expense limitation agreement	1,213	—	1,024	—
Unrealized appreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	12,791	20,867	12,167	19,261
TOTAL ASSETS	1,960,649	7,963,618	1,903,537	3,239,764
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—
Payable for capital shares redeemed	6,048	82,544	50,501	1,180,015
Unrealized depreciation on swap agreements	70,751	751,752	72,863	30,610
Variation margin on futures contracts	—	—	—	5,529
Advisory fees payable	—	2,391	—	1,368
Management services fees payable	—	478	—	274
Administration fees payable	61	233	49	149
Distribution and services fees payable—Service Class	99	31	100	86
Transfer agency fees payable	111	312	107	296
Fund accounting fees payable	81	310	65	199
Compliance services fees payable	14	33	10	47
Service fees payable	7	28	6	18
Other accrued expenses	293	3,617	1,471	15,778
TOTAL LIABILITIES	77,465	841,729	125,172	1,234,369
NET ASSETS	$1,883,184	$7,121,889	$1,778,365	$2,005,395
NET ASSETS CONSIST OF:
Capital	$4,157,332	$15,797,918	$7,590,883	$14,977,959
Total distributable earnings (loss)	(2,274,148)	(8,676,029)	(5,812,518)	(12,972,564)
NET ASSETS	$1,883,184	$7,121,889	$1,778,365	$2,005,395
NET ASSETS:
Investor Class	$1,871,859	$6,086,352	$1,691,559	$1,970,232
Service Class	11,325	1,035,537	86,806	35,163
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	40,460	154,637	121,254	142,109
Service Class	258	26,607	6,923	2,626
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$46.26	$39.36	$13.95	$13.86
Service Class	43.90	38.92	12.54	13.39

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Statements of Assets and Liabilities :: 185

Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	U.S. Government Plus ProFund

$19,256,901	$11,668,588	$19,474,058	$14,907,719	$33,487,089	$28,770,146
10,486,353	15,755,284	21,088,779	21,278,027	25,335,723	11,194,725
9,352,000	23,000	—	5,421,000	8,500,000	17,875,000
19,838,353	15,778,284	21,088,779	26,699,027	33,835,723	29,069,725
282	428	—	855	534	399
39,050	—	—	—	—	—
194	—	—	729	95	—
3,585	4,573	6,775	3,385	5,562	73,348
16,708	—	3,464,673	9,125	—	—
100	2,220	7,105	332,237	160,516	1,840,072
—	—	—	—	—	—
152,045	—	—	787,490	94,903	318,132
5,300	—	—	—	—	—
21,384	15,723	13,482	23,627	13,751	18,957
20,077,001	15,801,228	24,580,814	27,856,475	34,111,084	31,320,633

—	—	45,666	—	—	—
—	—	—	5,901	—	—
211,894	75,841	264,750	24,633	401,581	547,000
2,885	11,599	3,415,576	211,869	267,227	6,125,195
—	—	—	—	—	—
—	—	—	—	—	—
11,369	9,023	5,624	16,940	4,727	12,985
2,274	1,805	1,125	3,388	945	3,896
609	483	337	908	325	1,039
475	761	330	1,545	68	470
1,074	956	920	1,933	345	2,764
1,150	738	577	1,252	446	1,385
182	187	84	276	63	142
74	59	41	110	40	126
37,610	23,403	14,175	39,296	20,081	21,130
269,596	124,855	3,749,205	308,051	695,848	6,716,132
$19,807,405	$15,676,373	$20,831,609	$27,548,424	$33,415,236	$24,604,501

$20,447,316	$16,651,513	$19,926,408	$14,519,067	$38,446,168	$30,369,944
(639,911)	(975,140)	905,201	13,029,357	(5,030,932)	(5,765,443)
$19,807,405	$15,676,373	$20,831,609	$27,548,424	$33,415,236	$24,604,501

$19,274,033	$14,694,433	$20,423,235	$25,874,935	$33,345,134	$24,075,628
533,372	981,940	408,374	1,673,489	70,102	528,873

237,007	171,871	265,154	223,004	1,682,394	452,287
7,808	14,016	6,418	17,156	3,657	10,779

$81.32	$85.50	$77.02	$116.03	$19.82	$53.23
68.31	70.06	63.63	97.55	19.17	49.07

See accompanying notes to the financial statements.

186 :: Statements of Assets and Liabilities :: January 31, 2019 (unaudited)

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
ASSETS:
Total Investment Securities, at cost	$14,307,000	$81,508,212	$23,979,843	$19,562,554
Securities, at value	—	59,965,056	25,147,727	23,117,302
Repurchase agreements, at value	14,307,000	54,170,000	3,927,000	8,482,000
Total Investment Securities, at value	14,307,000	114,135,056	29,074,727	31,599,302
Cash	62	635	715	945
Segregated cash balances for futures contracts with brokers	85,800	996,600	—	434,830
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	960	54,287	1,428	18,938
Receivable for capital shares issued	186,616	14,167,377	932,379	241,468
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	—	2,976,006	769,573	652,762
Variation margin on futures contracts	—	152,888	—	—
Prepaid expenses	17,544	39,824	24,608	18,511
Receivable for tax reclaims	—	—	490	—
TOTAL ASSETS	14,597,982	132,522,673	30,803,920	32,966,756
LIABILITIES:
Payable for investments purchased	—	13,108,044	—	—
Payable for collateral for securities loaned	—	49,600	1,551,638	—
Payable for capital shares redeemed	615,214	2,145,380	1,723,473	2,061,155
Unrealized depreciation on swap agreements	632,517	—	—	—
Variation margin on futures contracts	13,163	—	—	3,350
Advisory fees payable	7,845	56,429	14,055	19,732
Management services fees payable	1,569	11,286	2,811	3,946
Administration fees payable	475	3,024	756	1,058
Distribution and services fees payable—Service Class	1,077	1,211	863	652
Transfer agency fees payable	1,187	5,248	1,647	2,545
Fund accounting fees payable	633	4,172	1,022	1,418
Compliance services fees payable	62	789	124	205
Service fees payable	58	368	92	129
Other accrued expenses	14,839	106,795	19,900	24,642
TOTAL LIABILITIES	1,288,639	15,492,346	3,316,381	2,118,832
NET ASSETS	$13,309,343	$117,030,327	$27,487,539	$30,847,924
NET ASSETS CONSIST OF:
Capital	$94,070,033	$103,413,486	$37,445,828	$19,490,000
Total distributable earnings (loss)	(80,760,690)	13,616,841	(9,958,289)	11,357,924
NET ASSETS	$13,309,343	$117,030,327	$27,487,539	$30,847,924
NET ASSETS:
Investor Class	$11,117,739	$115,505,918	$26,360,693	$29,981,171
Service Class	2,191,604	1,524,409	1,126,846	866,753
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	473,213	2,044,234	2,059,981	242,763
Service Class	101,945	32,358	97,779	7,984
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$23.49	$56.50	$12.80	$123.50
Service Class	21.50	47.11	11.52	108.56

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Statements of Assets and Liabilities :: 187

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund

$11,920,693	$2,944,000	$13,726,000	$30,524,838	$56,465,398	$203,832,158
14,113,579	—	—	37,019,515	44,176,671	252,832,009
3,244,000	2,944,000	13,726,000	4,991,000	26,005,000	120,903,000
17,357,579	2,944,000	13,726,000	42,010,515	70,181,671	373,735,009
402	788	935	3,129	477	696
—	—	1,829,520	—	649,440	4,338,840
—	—	—	—	90	287
29,677	198	921	134,716	22,104	62,694
387,308	560,442	1,193,070	646,796	12,194,685	2,785,602
—	1,543	—	—	—	—
642,840	71,340	1,132	2,173,978	756,310	13,339,312
—	—	7,379	—	48,960	757,740
22,423	20,029	23,511	20,996	23,785	42,865
—	—	—	—	—	—
18,440,229	3,598,340	16,782,468	44,990,130	83,877,522	395,063,045

—	—	—	—	5,240,187	—
143,856	—	—	2,483,202	233,882	833,050
232,500	19,409	453,619	292,308	1,558,333	1,316,322
—	—	—	—	—	—
—	—	—	—	—	—
9,376	—	11,656	23,729	37,480	227,298
1,875	—	1,943	4,746	7,496	45,460
503	117	520	1,276	2,011	12,195
311	65	215	189	1,270	7,406
1,021	266	1,337	5,261	3,152	26,755
685	156	693	1,710	2,793	16,282
84	26	105	169	407	2,672
61	14	63	155	245	1,483
3,813	2,174	9,994	14,110	40,037	348,669
394,085	22,227	480,145	2,826,855	7,127,293	2,837,592
$18,046,144	$3,576,113	$16,302,323	$42,163,275	$76,750,229	$392,225,453

$34,192,043	$4,767,576	$20,721,374	$50,225,220	$64,485,051	$253,338,561
(16,145,899)	(1,191,463)	(4,419,051)	(8,061,945)	12,265,178	138,886,892
$18,046,144	$3,576,113	$16,302,323	$42,163,275	$76,750,229	$392,225,453

$17,621,696	$3,522,437	$16,026,457	$41,936,351	$73,232,632	$383,203,262
424,448	53,676	275,866	226,924	3,517,597	9,022,191

324,100	241,203	780,118	1,093,416	1,869,086	6,144,093
8,405	4,093	15,674	6,104	109,007	177,481

$54.37	$14.60	$20.54	$38.35	$39.18	$62.37
50.50	13.11	17.60	37.18	32.27	50.83

See accompanying notes to the financial statements.

188 :: Statements of Assets and Liabilities :: January 31, 2019 (unaudited)

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
ASSETS:
Total Investment Securities, at cost	$3,748,000	$6,227,000	$2,051,000	$2,760,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	3,748,000	6,227,000	2,051,000	2,760,000
Total Investment Securities, at value	3,748,000	6,227,000	2,051,000	2,760,000
Cash	127	446	218	899
Segregated cash balances for futures contracts with brokers	—	19,470	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	251	418	138	185
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	235,091	884,346	114,335	15,340
Due from Advisor under an expense limitation agreement	3,833	—	7,755	10,234
Unrealized appreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	150	—	—
Prepaid expenses	20,346	10,499	18,522	19,496
TOTAL ASSETS	4,007,648	7,142,329	2,191,968	2,806,154
LIABILITIES:
Payable for capital shares redeemed	160,403	354,497	126,503	114,024
Unrealized depreciation on swap agreements	211,167	220,931	139,471	69,581
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	—	1,662	—	—
Management services fees payable	—	332	—	—
Administration fees payable	101	176	73	111
Distribution and services fees payable—Service Class	125	193	83	14
Transfer agency fees payable	251	327	167	192
Fund accounting fees payable	135	235	98	148
Compliance services fees payable	19	25	16	25
Service fees payable	12	21	9	13
Other accrued expenses	1,713	2,134	612	2,103
TOTAL LIABILITIES	373,926	580,533	267,032	186,211
NET ASSETS	$3,633,722	$6,561,796	$1,924,936	$2,619,943
NET ASSETS CONSIST OF:
Capital	$10,888,906	$26,173,119	$16,303,803	$21,356,714
Total distributable earnings (loss)	(7,255,184)	(19,611,323)	(14,378,867)	(18,736,771)
NET ASSETS	$3,633,722	$6,561,796	$1,924,936	$2,619,943
NET ASSETS:
Investor Class	$3,577,082	$6,350,773	$1,836,735	$2,604,755
Service Class	56,640	211,023	88,201	15,188
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	76,820	361,215	96,818	174,564
Service Class	1,355	13,444	5,052	1,118
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$46.56	$17.58	$18.97	$14.92
Service Class	41.80	15.70	17.46	13.58

See accompanying notes to the financial statements.

January 31, 2019 (unaudited) :: Statements of Assets and Liabilities :: 189

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund

$844,000	$3,491,000	$2,455,000	$13,796,000	$9,199,000	$28,462,863
—	—	—	—	—	13,097,519
844,000	3,491,000	2,455,000	13,796,000	9,199,000	20,346,000
844,000	3,491,000	2,455,000	13,796,000	9,199,000	33,443,519
766	453	447	755	371	409
110,880	—	27,060	217,360	105,435	316,305
—	—	—	278	322	498
57	234	165	926	617	4,534
—	—	—	—	—	21,295
14,519	165,199	103,912	676,526	210,049	15,301,455
6,153	367	1,226	—	14,839	—
—	—	—	—	—	1,136,763
—	—	—	—	—	42,930
22,671	14,556	17,849	19,597	25,181	27,938
999,046	3,671,809	2,605,659	14,711,442	9,555,814	50,295,646

54,591	6,427	127,572	1,002,687	1,509,592	640,913
1,134	330,075	45,536	777,434	289,837	—
453	—	2,040	37,960	14,310	—
—	—	—	9,487	—	25,537
—	—	—	1,897	—	5,108
35	87	84	503	239	1,370
4	105	18	288	1,105	556
79	190	169	1,216	647	2,718
46	116	112	671	319	2,165
7	21	18	79	26	340
4	11	10	61	29	167
437	754	5,975	7,257	7,981	60,903
56,790	337,786	181,534	1,839,540	1,824,085	739,777
$942,256	$3,334,023	$2,424,125	$12,871,902	$7,731,729	$49,555,869

$14,554,551	$18,633,947	$11,146,947	$66,318,159	$56,712,694	$46,000,253
(13,612,295)	(15,299,924)	(8,722,822)	(53,446,257)	(48,980,965)	3,555,616
$942,256	$3,334,023	$2,424,125	$12,871,902	$7,731,729	$49,555,869

$937,696	$3,051,685	$2,405,064	$12,703,517	$5,623,921	$48,841,830
4,560	282,338	19,061	168,385	2,107,808	714,039

26,167	120,880	103,742	763,204	161,422	910,917
139	12,495	915	10,483	64,207	16,048

$35.84	$25.25	$23.18	$16.64	$34.84	$53.62
32.81	22.60	20.83	16.06	32.83	44.49

See accompanying notes to the financial statements.

190 :: Statements of Assets and Liabilities :: January 31, 2019 (unaudited)

Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$12,904,030
Securities, at value	12,702,702
Repurchase agreements, at value	4,269,000
Total Investment Securities, at value	16,971,702
Cash	149
Segregated cash balances for swap agreements with custodian	104
Dividends and interest receivable	6,023
Receivable for capital shares issued	665,152
Unrealized appreciation on swap agreements	197,701
Prepaid expenses	28,927
TOTAL ASSETS	17,869,758
LIABILITIES:
Payable for investments purchased	720,525
Payable for capital shares redeemed	384,669
Advisory fees payable	11,085
Management services fees payable	2,217
Administration fees payable	592
Distribution and services fees payable–Service Class	773
Transfer agency fees payable	1,235
Fund accounting fees payable	803
Compliance services fees payable	206
Service fees payable	72
Other accrued expenses	19,625
TOTAL LIABILITIES	1,141,802
NET ASSETS	$16,727,956
NET ASSETS CONSIST OF:
Capital	$17,706,671
Total distributable earnings (loss)	(978,715)
NET ASSETS	$16,727,956
NET ASSETS:
Investor Class	$15,602,922
Service Class	1,125,034
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	326,678
Service Class	24,962
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$47.76
Service Class	45.07

See accompanying notes to the financial statements.

Statements of Operations

192 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019
INVESTMENT INCOME:
Dividends	$151,301	$44,666	$—	$1,347,794
Interest	33,798	14,407	164,022	576,903
Foreign tax withholding	—	—	—	—
Income from securities lending	—	—	—	95
TOTAL INVESTMENT INCOME	185,099	59,073	164,022	1,924,792
EXPENSES:
Advisory fees	50,189	21,473	58,330	892,675
Management services fees	10,038	4,295	11,666	178,536
Administration fees	5,070	2,575	6,207	92,516
Distribution and services fees—Service Class	3,994	2,076	4,328	42,946
Transfer agency fees	3,834	2,226	4,409	50,773
Administrative services fees	12,872	6,462	13,738	285,347
Registration and filing fees	20,028	19,852	27,989	27,627
Custody fees	756	448	1,083	16,672
Fund accounting fees	2,994	1,577	3,605	53,281
Trustee fees	180	88	196	3,094
Compliance services fees	69	31	100	1,366
Service fees	350	178	425	6,392
Other fees	7,112	4,084	8,159	121,162
Total Gross Expenses before reductions	117,486	65,365	140,235	1,772,387
Expenses reduced and reimbursed by the Advisor	—	(1,712)	—	—
TOTAL NET EXPENSES	117,486	63,653	140,235	1,772,387
NET INVESTMENT INCOME (LOSS)	67,613	(4,580)	23,787	152,405
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,421,796	675,266	—	12,310,172
Net realized gains (losses) on futures contracts	—	—	94,081	—
Net realized gains (losses) on swap agreements	(1,353,011)	(578,246)	145,170	(6,553,960)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(2,765,706)	(1,385,750)	—	(20,742,414)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(15,255)	—
Change in net unrealized appreciation/depreciation on swap agreements	25,996	(126,384)	(346,842)	(2,269,643)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,670,925)	(1,415,114)	(122,846)	(17,255,845)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,603,312)	$(1,419,694)	$(99,059)	$(17,103,440)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 193

Bull ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund
Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019

$351,254	$57,305	$363,250	$49,277	$—	$119,139
252,391	13,060	206,518	75	39,999	36,234
—	—	(92)	(3,342)	—	—
21	4	523	13	—	1
603,666	70,369	570,199	46,023	39,999	155,374

219,068	20,463	306,254	11,326	13,856	47,201
43,814	4,093	61,251	2,265	2,771	9,440
22,604	2,374	38,180	952	2,121	6,780
27,940	2,945	12,628	1,988	12,131	3,221
21,285	1,947	19,714	1,289	3,408	3,810
54,485	5,398	120,016	1,355	2,485	21,939
23,337	16,889	27,046	15,864	18,578	22,709
4,169	433	6,699	1,294	12,417	1,231
13,990	1,598	21,565	581	1,256	4,360
758	80	1,479	35	70	235
312	31	416	16	18	98
1,522	165	2,746	62	142	418
26,375	3,956	43,047	1,427	6,486	9,540
459,659	60,372	661,041	38,454	75,739	130,982
—	(2,001)	—	(9,585)	(30,722)	—
459,659	58,371	661,041	28,869	45,017	130,982
144,007	11,998	(90,842)	17,154	(5,018)	24,392

543,262	101,861	1,424,608	346,035	—	(877,126)
(1,193,452)	—	—	—	—	—
(151,558)	(301,560)	(3,129,959)	—	—	(2,818,705)
—	—	—	—	(104,282)	—
(1,933,798)	(352,515)	(3,194,775)	(570,655)	—	(1,335,358)
225,960	—	—	—	—	—
574,872	83,159	1,356,068	—	—	510,079
—	—	—	—	(43,314)	—
(1,934,714)	(469,055)	(3,544,058)	(224,620)	(147,596)	(4,521,110)
$(1,790,707)	$(457,057)	$(3,634,900)	$(207,466)	$(152,614)	$(4,496,718)

See accompanying notes to the financial statements.

194 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund
	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019
INVESTMENT INCOME:
Dividends	$383,520	$84,379	$264,026	$246,143
Interest	157,948	35,826	623,300	628
Foreign tax withholding	—	—	—	—
Income from securities lending	7	—	391	4
TOTAL INVESTMENT INCOME	541,475	120,205	887,717	246,775
EXPENSES:
Advisory fees	231,890	50,037	905,913	121,306
Management services fees	46,378	10,008	181,184	24,261
Administration fees	25,444	4,593	102,802	12,993
Distribution and services fees—Service Class	11,133	2,484	64,496	8,820
Transfer agency fees	17,225	2,922	61,693	11,073
Administrative services fees	75,907	15,234	293,730	33,042
Registration and filing fees	29,380	22,871	39,697	21,593
Custody fees	4,521	828	18,061	3,206
Fund accounting fees	15,173	3,120	58,540	8,052
Trustee fees	845	182	3,591	440
Compliance services fees	363	63	1,340	181
Service fees	1,834	345	7,081	897
Other fees	32,601	6,247	124,046	14,966
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	492,694	118,934	1,862,174	260,830
Expenses reduced and reimbursed by the Advisor	—	—	—	—
TOTAL NET EXPENSES	492,694	118,934	1,862,174	260,830
NET INVESTMENT INCOME (LOSS)	48,781	1,271	(974,457)	(14,055)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(3,898,963)	(1,749,443)	(5,167,559)	2,472,575
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(4,420,617)	(2,579,266)	(31,775,248)	—
Change in net unrealized appreciation/depreciation on investment securities	86,991	(626,090)	(4,529,328)	(3,682,862)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(16,313)	73,179	20,926,800	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(8,248,902)	(4,881,620)	(20,545,335)	(1,210,287)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,200,121)	$(4,880,349)	$(21,519,792)	$(1,224,342)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 195

Large-Cap Value ProFund	Mid-Cap ProFund	Mid-Cap Growth ProFund	Mid-Cap Value ProFund	Mobile Telecommunications UltraSector ProFund	Nasdaq-100 ProFund
Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019

$140,617	$106,621	$87,620	$80,175	$842,963	$302,622
259	80,521	179	240	83,234	271,265
—	(63)	(45)	(41)	—	(86)
—	45	2	12	—	894
140,876	187,124	87,756	80,386	926,197	574,695

41,929	73,577	44,021	33,957	108,297	278,809
8,386	14,715	8,804	6,791	21,660	59,745
4,264	8,643	4,909	3,126	10,776	33,233
5,875	4,263	4,487	2,706	1,840	39,488
4,168	5,058	4,588	3,219	5,011	27,418
10,554	24,781	11,046	6,876	36,124	86,361
16,042	16,245	19,382	14,918	21,992	36,959
920	1,659	1,835	1,079	1,944	6,564
3,117	5,766	3,282	2,250	6,472	19,239
133	295	189	99	348	1,144
39	111	71	69	81	433
285	587	342	215	624	2,271
5,398	11,890	6,807	3,979	15,233	52,959
13,487	—	—	4,240	558	—
114,597	167,590	109,763	83,524	230,960	644,623
(10,177)	—	(2,294)	(310)	—	—
104,420	167,590	107,469	83,214	230,960	644,623
36,456	19,534	(19,713)	(2,828)	695,237	(69,928)

460,828	468,962	302,778	(1,144,072)	(1,429,548)	1,970,773
—	(335,708)	—	—	—	(717,488)
—	(685,108)	—	—	3,158,053	(839,174)
480,849	(1,400,440)	(2,043,800)	(527,873)	8,284	(5,218,566)
—	126,742	—	—	—	49,902
—	27,610	—	—	(4,334,176)	949,247
941,677	(1,797,942)	(1,741,022)	(1,671,945)	(2,597,387)	(3,805,306)
$978,133	$(1,778,408)	$(1,760,735)	$(1,674,773)	$(1,902,150)	$(3,875,234)

See accompanying notes to the financial statements.

196 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019
INVESTMENT INCOME:
Dividends	$284,629	$43,726	$63,919	$108,706
Interest	57,192	18,895	20,788	53,723
Foreign tax withholding	(113)	(199)	—	(8,448)
Income from securities lending	12	12	166	222
TOTAL INVESTMENT INCOME	341,720	62,434	84,873	154,203
EXPENSES:
Advisory fees	86,385	25,071	31,082	75,282
Management services fees	17,277	5,014	6,216	15,056
Administration fees	9,742	3,635	2,884	7,852
Distribution and services fees—Service Class	6,175	1,424	5,865	4,043
Transfer agency fees	7,116	2,710	2,257	6,722
Administrative services fees	25,568	9,836	7,732	18,475
Registration and filing fees	27,420	18,485	16,066	17,995
Custody fees	1,702	1,442	518	1,595
Fund accounting fees	5,536	2,152	1,744	4,581
Trustee fees	368	142	93	281
Compliance services fees	115	35	46	111
Service fees	665	239	208	510
Other fees	12,120	7,617	5,555	10,201
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	200,189	77,802	80,266	162,704
Expenses reduced and reimbursed by the Advisor	—	(295)	—	—
TOTAL NET EXPENSES	200,189	77,507	80,266	162,704
NET INVESTMENT INCOME (LOSS)	141,531	(15,073)	4,607	(8,501)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,398,571	(183,325)	808,513	(910,039)
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(2,491,365)	(1,798,921)	(411,434)	(1,889,324)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(4,882,570)	(1,732,847)	(1,534,220)	1,232,074
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(648,708)	(97,216)	(270,755)	2,145,400
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,624,072)	(3,812,309)	(1,407,896)	578,111
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,482,541)	$(3,827,382)	$(1,403,289)	$569,610

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 197

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund
Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019

$474,337	$—	$—	$—	$805,027	$—
85,517	355,507	142,713	214,014	190,664	42,489
—	—	—	—	—	—
29	—	—	—	—	—
559,883	355,507	142,713	214,014	995,691	42,489

127,231	127,546	52,385	79,616	319,480	15,036
25,446	25,509	10,477	15,923	63,896	3,007
15,679	12,522	5,108	8,372	35,859	1,531
6,001	12,619	1,860	15,928	11,944	1,396
8,701	7,514	2,866	9,410	17,961	1,236
53,435	37,796	16,359	17,387	98,310	3,856
25,925	23,101	15,237	21,850	30,040	21,845
2,952	2,801	2,252	14,338	11,489	202
9,518	7,229	2,888	4,831	18,280	892
425	406	182	251	1,574	47
272	173	65	126	342	24
1,062	882	374	607	2,440	107
21,239	14,241	5,698	19,926	38,599	3,155
2,427	—	—	—	—	—
300,313	272,339	115,751	208,565	650,214	52,334
—	—	—	—	—	(15,253)
300,313	272,339	115,751	208,565	650,214	37,081
259,570	83,168	26,962	5,449	345,477	5,408

(3,046,904)	—	—	—	50,753,500	—
—	—	—	—	—	17,388
(3,027,611)	922,577	(115,450)	—	(5,302,387)	111,446
—	—	—	236,568	—	—
1,521,968	—	—	—	(53,144,262)	—
—	—	—	—	—	(1,870)
1,677,836	(1,797,812)	(195,921)	—	3,205,104	(143,525)
—	—	—	(58,102)	—	—
(2,874,711)	(875,235)	(311,371)	178,466	(4,488,045)	(16,561)
$(2,615,141)	$(792,067)	$(284,409)	$183,915	$(4,142,568)	$(11,153)

See accompanying notes to the financial statements.

198 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	21,338	59,858	19,308	46,043
Foreign tax withholding	—	—	—	—
Income from securities lending	—	—	—	—
TOTAL INVESTMENT INCOME	21,338	59,858	19,308	46,043
EXPENSES:
Advisory fees	7,537	21,396	6,900	15,779
Management services fees	1,507	4,279	1,380	3,156
Administration fees	654	1,916	832	2,896
Distribution and services fees—Service Class	279	335	1,387	858
Transfer agency fees	420	1,136	737	1,978
Administrative services fees	1,954	5,752	2,433	7,993
Registration and filing fees	16,763	19,250	15,623	20,642
Custody fees	111	344	146	766
Fund accounting fees	370	1,120	481	1,711
Trustee fees	23	62	29	67
Compliance services fees	14	33	10	47
Service fees	45	128	58	220
Other fees	1,388	2,963	1,878	8,179
Total Gross Expenses before reductions	31,065	58,714	31,894	64,292
Expenses reduced and reimbursed by the Advisor	(12,897)	(7,599)	(14,131)	(25,986)
TOTAL NET EXPENSES	18,168	51,115	17,763	38,306
NET INVESTMENT INCOME (LOSS)	3,170	8,743	1,545	7,737
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	138,937
Net realized gains (losses) on swap agreements	465,323	(345,222)	1,191	722,564
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	(15,815)
Change in net unrealized appreciation/depreciation on swap agreements	27,201	(741,678)	(48,829)	(12,989)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	492,524	(1,086,900)	(47,638)	832,697
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$495,694	$(1,078,157)	$(46,093)	$840,434

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 199

Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	U.S. Government Plus ProFund
Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019

$89,367	$176,197	$153,643	$332,698	$34,030	$—
197,582	304	422	149,812	16,656	262,379
(30)	—	—	—	—	—
476	471	159	29	44	9
287,395	176,972	154,224	482,539	50,730	262,388

114,203	119,636	60,020	227,131	21,613	53,393
22,841	23,927	12,004	45,426	4,323	16,018
14,192	13,882	7,618	25,124	3,905	8,234
6,719	7,244	2,201	17,597	403	12,287
9,196	9,454	7,117	17,632	1,735	9,373
40,246	38,412	18,079	66,088	14,580	16,658
27,819	22,353	17,664	32,400	15,462	23,643
2,935	3,541	1,967	4,348	708	1,914
11,107	8,701	5,105	14,120	2,377	4,790
509	465	293	1,014	131	259
182	187	84	276	63	142
1,004	1,026	486	1,808	235	546
25,401	15,717	9,195	29,282	5,690	9,177
276,354	264,545	141,833	482,246	71,225	156,434
—	—	(1,467)	—	(18,381)	—
276,354	264,545	140,366	482,246	52,844	156,434
11,041	(87,573)	13,858	293	(2,114)	105,954

56,538	(1,768,302)	3,198,531	5,528,040	(1,952,023)	(193,584)
(419,005)	—	—	—	—	2,904
(2,547,056)	—	—	(6,526,110)	(2,008,516)	(834,146)
(1,266,088)	(3,780,229)	(4,130,126)	(8,184,744)	(80,723)	215,302
78,725	—	—	—	—	—
45,638	—	—	3,482,752	61,033	717,837
(4,051,248)	(5,548,531)	(931,595)	(5,700,062)	(3,980,229)	(91,687)
$(4,040,207)	$(5,636,104)	$(917,737)	$(5,699,769)	$(3,982,343)	$14,267

See accompanying notes to the financial statements.

200 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019
INVESTMENT INCOME:
Dividends	$—	$1,089,833	$108,780	$323,800
Interest	120,566	400,144	40,305	109,552
Foreign tax withholding	—	—	(7,723)	—
Income from securities lending	—	61	1,164	—
TOTAL INVESTMENT INCOME	120,566	1,490,038	142,526	433,352
EXPENSES:
Advisory fees	42,058	536,043	83,244	142,642
Management services fees	8,412	107,209	16,649	28,529
Administration fees	5,756	61,201	9,331	14,721
Distribution and services fees—Service Class	2,904	10,570	3,501	6,045
Transfer agency fees	5,714	41,855	7,620	13,255
Administrative services fees	12,129	155,787	23,595	35,745
Registration and filing fees	33,577	38,791	21,859	26,365
Custody fees	988	15,916	8,449	2,830
Fund accounting fees	3,348	36,076	5,440	8,534
Trustee fees	186	2,112	327	497
Compliance services fees	62	789	124	205
Service fees	386	4,322	619	1,035
Other fees	7,092	68,476	13,773	20,962
Total Gross Expenses before reductions	122,612	1,079,147	194,531	301,365
Expenses reduced and reimbursed by the Advisor	(13,912)	—	—	—
TOTAL NET EXPENSES	108,700	1,079,147	194,531	301,365
NET INVESTMENT INCOME (LOSS)	11,866	410,891	(52,005)	131,987
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	2,448,690	(1,043,815)	269,435
Net realized gains (losses) on futures contracts	15,865	(1,171,803)	—	(524,978)
Net realized gains (losses) on swap agreements	173,007	(17,241,562)	(5,274,903)	(3,026,988)
Change in net unrealized appreciation/depreciation on investment securities	—	(12,961,499)	(1,889,382)	(743,477)
Change in net unrealized appreciation/depreciation on futures contracts	(30,465)	(28,957)	—	139,032
Change in net unrealized appreciation/depreciation on swap agreements	(648,566)	3,134,429	1,147,452	703,614
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(490,159)	(25,820,702)	(7,060,648)	(3,183,362)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(478,293)	$(25,409,811)	$(7,112,653)	$(3,051,375)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 201

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019

$144,672	$—	$—	$432,540	$504,277	$1,776,570
25,253	50,641	177,241	44,731	204,783	1,652,974
(18,397)	—	—	(23,978)	(276)	(510)
53	—	—	3,813	231	6,417
151,581	50,641	177,241	457,106	709,015	3,435,451

60,029	17,987	84,392	122,975	285,334	1,782,058
12,006	3,597	14,065	24,595	57,067	356,413
5,169	1,778	7,315	12,413	29,659	187,264
2,016	610	1,259	1,471	10,270	59,874
3,923	1,466	7,207	20,704	17,923	155,513
13,438	4,200	15,938	11,715	87,821	460,451
26,598	23,095	21,861	23,062	20,145	42,137
7,237	329	1,333	18,574	7,144	52,981
3,021	991	4,185	7,271	17,724	107,376
185	64	254	427	1,043	6,405
84	26	105	169	407	2,672
345	123	509	827	2,033	13,128
8,140	2,640	8,182	17,781	35,012	283,759
142,191	56,906	166,605	261,984	571,582	3,510,031
—	(5,564)	—	—	—	—
142,191	51,342	166,605	261,984	571,582	3,510,031
9,390	(701)	10,636	195,122	137,433	(74,580)

796,698	—	—	(887,777)	957,310	(4,578,213)
—	—	(2,743,495)	—	(1,331,871)	(17,504,977)
(3,006,131)	(1,169,613)	(18,548)	344,257	(9,502,124)	(56,506,946)
(2,181,030)	—	—	3,358,914	(6,867,406)	(15,879,364)
—	—	(382,618)	—	681,642	445,445
904,634	84,202	986	2,642,834	341,590	18,455,312
(3,485,829)	(1,085,411)	(3,143,675)	5,458,228	(15,720,859)	(75,568,743)
$(3,476,439)	$(1,086,112)	$(3,133,039)	$5,653,350	$(15,583,426)	$(75,643,323)

See accompanying notes to the financial statements.

202 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	38,278	47,948	31,392	45,575
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	38,278	47,948	31,392	45,575
EXPENSES:
Advisory fees	13,213	16,927	11,306	15,503
Management services fees	2,643	3,385	2,261	3,101
Administration fees	1,410	1,687	1,118	1,375
Distribution and services fees—Service Class	637	1,293	526	379
Transfer agency fees	1,328	1,282	936	894
Administrative services fees	3,427	4,594	2,857	4,248
Registration and filing fees	17,284	16,572	20,727	21,396
Custody fees	230	336	197	278
Fund accounting fees	824	981	633	803
Trustee fees	47	56	39	44
Compliance services fees	19	25	16	25
Service fees	98	112	80	102
Other fees	2,846	3,023	2,276	2,277
Total Gross Expenses before reductions	44,006	50,273	42,972	50,425
Expenses reduced and reimbursed by the Advisor	(12,011)	(8,807)	(15,613)	(13,252)
TOTAL NET EXPENSES	31,995	41,466	27,359	37,173
NET INVESTMENT INCOME (LOSS)	6,283	6,482	4,033	8,402
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	17,686	—	—
Net realized gains (losses) on swap agreements	151,530	199,550	443,067	(17,495)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	(2,662)	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(277,649)	(234,584)	(194,833)	(72,109)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(126,119)	(20,010)	248,234	(89,604)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(119,836)	$(13,528)	$252,267	$(81,202)

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 203

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019	Six Months Ended January 31, 2019

$—	$—	$—	$—	$—	$214,685
10,565	38,438	22,726	148,898	51,547	376,601
—	—	—	—	—	(76)
10,565	38,438	22,726	148,898	51,547	591,210

5,144	13,235	7,763	51,844	18,049	230,872
857	2,647	1,552	10,369	3,610	46,175
469	1,270	1,503	4,896	2,554	24,283
41	736	213	888	2,390	4,579
394	1,074	1,299	4,985	2,645	17,555
1,194	3,319	3,739	10,830	5,102	67,348
26,421	16,324	15,404	23,222	63,909	25,750
79	224	397	913	577	7,530
273	726	881	2,840	1,403	16,253
14	45	45	159	110	869
7	21	18	79	26	340
33	88	103	338	154	1,692
1,353	2,735	2,730	8,366	5,161	40,222
36,279	42,444	35,647	119,729	105,690	483,468
(26,065)	(10,297)	(17,011)	—	(60,464)	—
10,214	32,147	18,636	119,729	45,226	483,468
351	6,291	4,090	29,169	6,321	107,742

—	—	—	—	—	1,835,372
(47,556)	—	34,808	(4,765)	14,430	(1,174,919)
18,390	(1,044,149)	(91,380)	1,418,388	337,108	(13,890,421)
—	—	—	—	—	(6,142,479)
37,510	—	(18,145)	(175,163)	(99,159)	131,535
(986)	(399,310)	(37,036)	(990,219)	(155,182)	275,719
7,358	(1,443,459)	(111,753)	248,241	97,197	(18,965,193)
$7,709	$(1,437,168)	$(107,663)	$277,410	$103,518	$(18,857,451)

See accompanying notes to the financial statements.

204 :: Statements of Operations :: For the Periods Indicated (unaudited)

Utilities UltraSector ProFund
Six Months Ended January 31, 2019
INVESTMENT INCOME:
Dividends	$378,615
Interest	61,399
Income from securities lending	15
TOTAL INVESTMENT INCOME	440,029
EXPENSES:
Advisory fees	93,309
Management services fees	18,662
Administration fees	9,928
Distribution and services fees—Service Class	3,416
Transfer agency fees	7,027
Administrative services fees	28,579
Registration and filing fees	27,865
Custody fees	1,352
Fund accounting fees	5,992
Trustee fees	214
Compliance services fees	206
Service fees	757
Other fees	13,730
TOTAL NET EXPENSES	211,037
NET INVESTMENT INCOME (LOSS)	228,992
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(655,887)
Net realized gains (losses) on swap agreements	229,160
Change in net unrealized appreciation/depreciation on investment securities	613,523
Change in net unrealized appreciation/depreciation on swap agreements	93,832
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	280,628
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$509,620

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

206 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Banks UltraSector ProFund		Basic Materials UltraSector ProFund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$67,613	$97,385	$(4,580)	$(54,139)
Net realized gains (losses) on investments	68,785	(404,423)	97,020	566,266
Change in net unrealized appreciation/depreciation on investments	(2,739,710)	1,405,284	(1,512,134)	(137,735)
Change in net assets resulting from operations	(2,603,312)	1,098,246	(1,419,694)	374,392
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(119,956)	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(119,956)	—	—	—
Change in net assets resulting from capital transactions	(5,882,814)	724,389	(1,806,900)	(1,250,260)
Change in net assets	(8,606,082)	1,822,635	(3,226,594)	(875,868)
NET ASSETS:
Beginning of period	19,850,887	18,028,252	8,028,630	8,904,498
End of period	$11,244,805	$19,850,887	$4,802,036	$8,028,630
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$23,388,149	$214,776,956	$6,883,136	$156,332,311
Distributions reinvested	118,207	—	—	—
Value of shares redeemed	(29,277,413)	(213,829,553)	(8,517,012)	(157,545,481)
Service Class
Proceeds from shares issued	124,428	2,942,214	19,471	2,714,066
Distributions reinvested	—	—	—	—
Value of shares redeemed	(236,185)	(3,165,228)	(192,495)	(2,751,156)
Change in net assets resulting from capital transactions	$(5,882,814)	$724,389	$(1,806,900)	$(1,250,260)
SHARE TRANSACTIONS:
Investor Class
Issued	480,745	4,084,859	105,141	2,164,684
Reinvested	3,114	—	—	—
Redeemed	(595,862)	(4,118,858)	(129,795)	(2,194,512)
Service Class
Issued	2,521	60,102	317	40,565
Reinvested	—	—	—	—
Redeemed	(4,850)	(66,789)	(3,321)	(42,603)
Change in shares	(114,332)	(40,686)	(27,658)	(31,866)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 207

Bear ProFund		Biotechnology UltraSector ProFund		Bull ProFund
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

$23,787	$(75,664)	$152,405	$(363,477)	$144,007	$74,561
239,251	(2,801,761)	5,756,212	31,159,553	(801,748)	6,152,859
(362,097)	(73,665)	(23,012,057)	(1,343,760)	(1,132,966)	2,888,506
(99,059)	(2,951,090)	(17,103,440)	29,452,316	(1,790,707)	9,115,926

—	—	(9,871,740)	(19,297,329)	(347,253)	—
—	—	(433,870)	(863,877)	(32,113)	—
—	—	(10,305,610)	(20,161,206)	(379,366)	—
2,050,348	(31,636,231)	(10,997,830)	(87,528,883)	21,297,585	(45,993,490)
1,951,289	(34,587,321)	(38,406,880)	(78,237,773)	19,127,512	(36,877,564)

13,449,327	48,036,648	255,421,006	333,658,779	51,750,387	88,627,951
$15,400,616	$13,449,327	$217,014,126	$255,421,006	$70,877,899	$51,750,387

$75,050,366	$211,919,483	$92,977,055	$183,256,556	$240,387,455	$663,351,509
—	—	9,731,885	18,864,529	338,692	—
(72,939,719)	(241,744,841)	(113,020,235)	(286,365,686)	(219,693,657)	(704,262,934)

4,077,604	4,903,936	3,311,169	6,432,308	34,000,368	43,412,694
—	—	431,729	857,927	31,763	—
(4,137,903)	(6,714,809)	(4,429,433)	(10,574,517)	(33,767,036)	(48,494,759)
$2,050,348	$(31,636,231)	$(10,997,830)	$(87,528,883)	$21,297,585	$(45,993,490)

2,362,295	6,378,011	1,439,251	2,761,972	1,928,611	5,481,641
—	—	192,520	296,705	2,541	—
(2,307,838)	(7,237,425)	(1,753,362)	(4,362,939)	(1,757,416)	(5,825,858)

140,357	162,673	63,246	117,863	327,065	424,566
—	—	10,935	16,849	286	—
(144,126)	(219,201)	(87,968)	(204,150)	(327,191)	(470,655)
50,688	(915,942)	(135,378)	(1,373,700)	173,896	(390,306)

See accompanying notes to the financial statements.

208 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$11,998	$35,082	$(90,842)	$(152,958)
Net realized gains (losses) on investments	(199,699)	358,713	(1,705,351)	9,136,860
Change in net unrealized appreciation/depreciation on investments	(269,356)	(808,957)	(1,838,707)	6,885,107
Change in net assets resulting from operations	(457,057)	(415,162)	(3,634,900)	15,869,009
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(64,275)	(164,916)	(1,973,365)	(952,427)
Service Class	(1,903)	(17,278)	(89,732)	(29,840)
Change in net assets resulting from distributions	(66,178)	(182,194)	(2,063,097)	(982,267)
Change in net assets resulting from capital transactions	(558,818)	(22,645,512)	(88,222,626)	88,851,896
Change in net assets	(1,082,053)	(23,242,868)	(93,920,623)	103,738,638
NET ASSETS:
Beginning of period	6,020,014	29,262,882	136,997,878	33,259,240
End of period	$4,937,961	$6,020,014	$43,077,255	$136,997,878
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$8,311,088	$40,457,897	$56,088,480	$172,397,577
Distributions reinvested	63,930	163,943	1,960,936	904,211
Value of shares redeemed	(8,858,749)	(62,954,817)	(142,794,419)	(87,969,540)
Service Class
Proceeds from shares issued	284,677	554,597	2,519,136	4,188,831
Distributions reinvested	1,903	17,278	89,560	29,839
Value of shares redeemed	(361,667)	(884,410)	(6,086,319)	(699,022)
Change in net assets resulting from capital transactions	$(558,818)	$(22,645,512)	$(88,222,626)	$88,851,896
SHARE TRANSACTIONS:
Investor Class
Issued	84,632	384,683	426,448	1,467,393
Reinvested	760	1,474	19,022	8,053
Redeemed	(90,703)	(599,908)	(1,115,867)	(768,524)
Service Class
Issued	3,246	5,764	21,310	40,219
Reinvested	25	170	1,005	302
Redeemed	(4,058)	(9,482)	(53,413)	(6,681)
Change in shares	(6,098)	(217,299)	(701,495)	740,762

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 209

Europe 30 ProFund		Falling U.S. Dollar ProFund		Financials UltraSector ProFund
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

$17,154	$151,001	$(5,018)	$(31,654)	$24,392	$330
346,035	1,724,416	(104,282)	(305,397)	(3,695,831)	3,006,251
(570,655)	(1,082,624)	(43,314)	(100,272)	(825,279)	(380,064)
(207,466)	792,793	(152,614)	(437,323)	(4,496,718)	2,626,517

(257,496)	(220,663)	—	—	—	—
(16,926)	—	—	—	—	—
(274,422)	(220,663)	—	—	—	—
1,617,712	(8,746,013)	3,278,036	(16,348)	34,495,444	(10,145,875)
1,135,824	(8,173,883)	3,125,422	(453,671)	29,998,726	(7,519,358)

3,436,215	11,610,098	1,998,969	2,452,640	10,049,207	17,568,565
$4,572,039	$3,436,215	$5,124,391	$1,998,969	$40,047,933	$10,049,207

$13,827,583	$80,123,984	$10,517,142	$24,669,362	$84,417,693	$142,094,532
247,413	220,086	—	—	—	—
(12,408,794)	(88,892,219)	(9,456,530)	(25,252,464)	(49,762,129)	(151,208,136)

5,373,873	7,791,613	15,416,493	43,696,954	362,767	3,105,539
16,906	—	—	—	—	—
(5,439,269)	(7,989,477)	(13,199,069)	(43,130,200)	(522,887)	(4,137,810)
$1,617,712	$(8,746,013)	$3,278,036	$(16,348)	$34,495,444	$(10,145,875)

1,087,080	5,659,161	631,500	1,380,341	3,877,908	6,539,095
19,747	15,521	—	—	—	—
(962,575)	(6,257,421)	(569,448)	(1,417,228)	(2,431,636)	(6,943,394)

369,705	515,598	987,384	2,677,848	20,013	161,891
1,226	—	—	—	—	—
(372,047)	(526,656)	(849,389)	(2,660,220)	(27,688)	(213,116)
143,136	(593,797)	200,047	(19,259)	1,438,597	(455,524)

See accompanying notes to the financial statements.

210 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$48,781	$(55,395)	$1,271	$(40,950)
Net realized gains (losses) on investments	(8,319,580)	4,082,953	(4,328,709)	2,515,096
Change in net unrealized appreciation/depreciation on investments	70,678	307,699	(552,911)	(193,509)
Change in net assets resulting from operations	(8,200,121)	4,335,257	(4,880,349)	2,280,637
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(14,197)	(2,209,849)	—	(1,281,682	)(a)
Service Class	—	(243,279)	—	(42,515	)(a)
Change in net assets resulting from distributions	(14,197)	(2,453,128)	—	(1,324,197)
Change in net assets resulting from capital transactions	21,900,752	(22,919,695)	4,145,312	(20,632,027)
Change in net assets	13,686,434	(21,037,566)	(735,037)	(19,675,587)
NET ASSETS:
Beginning of period	41,549,556	62,587,122	8,360,593	28,036,180
End of period	$55,235,990	$41,549,556	$7,625,556	$8,360,593
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$167,742,032	$112,522,184	$46,573,887	$90,899,334
Distributions reinvested	13,514	2,150,392	—	1,189,631
Value of shares redeemed	(146,094,829)	(137,197,754)	(43,202,122)	(112,236,378)
Service Class
Proceeds from shares issued	2,527,005	1,314,342	906,428	571,095
Distributions reinvested	—	222,747	—	42,513
Value of shares redeemed	(2,286,970)	(1,931,606)	(132,881)	(1,098,222)
Change in net assets resulting from capital transactions	$21,900,752	$(22,919,695)	$4,145,312	$(20,632,027)
SHARE TRANSACTIONS:
Investor Class
Issued	2,651,991	1,951,677	420,894	857,464
Reinvested	244	39,348	—	11,126
Redeemed	(2,438,014)	(2,410,889)	(428,120)	(1,080,877)
Service Class
Issued	47,204	26,753	10,441	6,087
Reinvested	—	4,822	—	448
Redeemed	(43,711)	(39,435)	(1,405)	(11,674)
Change in shares	217,714	(427,724)	1,810	(217,426)

(a)              Subsequent to the issuance of the July 31, 2018 financial statements, $18,673 and $619 of the distribution for the Investor class and Service class, respectively, was determined to be a return of capital.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 211

Internet UltraSector ProFund		Large-Cap Growth ProFund		Large-Cap Value ProFund
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

$(974,457)	$(1,922,499)	$(14,055)	$(78,764)	$36,456	$46,966
(36,942,807)	55,454,838	2,472,575	1,769,341	460,828	1,937,036
16,397,472	23,188,175	(3,682,862)	4,050,288	480,849	(1,080,157)
(21,519,792)	76,720,514	(1,224,342)	5,740,865	978,133	903,845

—	(14,299,687)	(422,081)	(285,213)	(115,013)	(151,524)
—	(937,987)	(33,578)	(43,458)	(70,361)	(7,541)
—	(15,237,674)	(455,659)	(348,897)	(185,374)	(159,065)
(66,194,786)	82,915,507	(333,606)	(7,392,255)	8,595,581	(3,888,235)
(87,714,578)	144,398,347	(2,013,607)	(2,000,287)	9,388,340	(3,143,455)

292,565,802	148,167,455	34,670,873	36,671,160	5,931,375	9,074,830
$204,851,224	$292,565,802	$32,657,266	$34,670,873	$15,319,715	$5,931,375

$117,632,968	$332,598,331	$86,542,171	$142,039,898	$79,564,252	$73,353,778
—	13,998,057	421,871	304,056	114,949	150,499
(178,841,633)	(268,881,728)	(88,092,469)	(146,708,331)	(72,400,798)	(75,751,537)

5,229,859	15,063,535	4,092,235	2,573,029	1,720,445	679,821
—	937,793	33,578	44,436	70,361	7,541
(10,215,980)	(10,800,481)	(3,330,992)	(5,645,343)	(473,628)	(2,328,337)
$(66,194,786)	$82,915,507	$(333,606)	$(7,392,255)	$8,595,581	$(3,888,235)

1,330,313	4,066,125	997,879	1,702,781	1,262,560	1,129,418
—	199,715	5,333	3,653	2,048	2,286
(2,081,212)	(3,431,292)	(1,008,710)	(1,763,679)	(1,125,155)	(1,164,082)

75,297	228,885	52,399	37,426	29,953	11,866
—	17,004	503	624	1,395	127
(149,039)	(181,521)	(46,237)	(80,594)	(8,544)	(40,006)
(824,641)	898,916	1,167	(99,789)	162,257	(60,391)

See accompanying notes to the financial statements.

212 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Mid-Cap ProFund		Mid-Cap Growth ProFund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$19,534	$(113,532)	$(19,713)	$(107,780)
Net realized gains (losses) on investments	(551,854)	5,007,899	302,778	687,037
Change in net unrealized appreciation/depreciation on investments	(1,246,088)	(274,005)	(2,043,800)	933,232
Change in net assets resulting from operations	(1,778,408)	4,620,362	(1,760,735)	1,512,489
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(432,126)	(3,926,116)	—	—
Service Class	(27,064)	(85,658)	—	—
Change in net assets resulting from distributions	(459,190)	(4,011,774)	—	—
Change in net assets resulting from capital transactions	1,282,766	(28,530,012)	(11,800,553)	8,941,208
Change in net assets	(954,832)	(27,921,424)	(13,561,288)	10,453,697
NET ASSETS:
Beginning of period	20,716,001	48,637,425	20,844,804	10,391,107
End of period	$19,761,169	$20,716,001	$7,283,516	$20,844,804
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$34,424,173	$113,302,678	$14,347,593	$80,962,648
Distributions reinvested	429,644	3,903,535	—	—
Value of shares redeemed	(33,751,509)	(145,548,043)	(26,173,912)	(71,532,065)
Service Class
Proceeds from shares issued	2,853,534	692,697	179,188	586,367
Distributions reinvested	27,064	85,658	—	—
Value of shares redeemed	(2,700,140)	(966,537)	(153,422)	(1,075,742)
Change in net assets resulting from capital transactions	$1,282,766	$(28,530,012)	$(11,800,553)	$8,941,208
SHARE TRANSACTIONS:
Investor Class
Issued	408,283	1,264,284	159,948	904,044
Reinvested	5,850	44,607	—	—
Redeemed	(401,699)	(1,636,469)	(297,698)	(802,458)
Service Class
Issued	44,928	9,147	2,549	7,768
Reinvested	443	1,158	—	—
Redeemed	(42,695)	(12,763)	(2,179)	(14,405)
Change in shares	15,110	(330,036)	(137,380)	94,949

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 213

Mid-Cap Value ProFund		Mobile Telecommunications UltraSector ProFund		Nasdaq-100 ProFund
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

$(2,828)	$(16,750)	$695,237	$615	$(69,928)	$(333,863)
(1,144,072)	1,379,682	1,728,505	566,781	414,111	7,701,225
(527,873)	(680,024)	(4,325,892)	(826,532)	(4,219,417)	10,194,087
(1,674,773)	682,908	(1,902,150)	(259,136)	(3,875,234)	17,561,449

(136,039)	(839,790)	—	—	—	(602,089)
(21,413)	(77,016)	—	—	—	(50,413)
(157,452)	(916,806)	—	—	—	(652,502)
4,643,683	291,737	116,037,312	(1,359,456)	(11,265,479)	(29,806,821)
2,811,458	57,839	114,135,162	(1,618,592)	(15,140,713)	(12,897,874)

8,293,000	8,235,161	5,802,252	7,420,844	91,193,282	104,091,156
$11,104,458	$8,293,000	$119,937,414	$5,802,252	$76,052,569	$91,193,282

$33,360,890	$23,258,581	$156,027,668	$36,030,672	$200,486,253	$1,325,532,171
135,944	835,965	—	—	—	591,119
(28,885,247)	(23,757,494)	(40,116,666)	(37,202,686)	(212,113,771)	(1,358,032,959)

155,540	83,783	1,448,951	7,286	29,859,504	33,834,116
21,401	76,974	—	—	—	50,366
(144,845)	(206,072)	(1,322,641)	(194,728)	(29,497,465)	(31,781,634)
$4,643,683	$291,737	$116,037,312	$(1,359,456)	$(11,265,479)	$(29,806,821)

468,235	303,175	1,873,040	533,498	2,904,574	20,344,134
2,173	11,136	—	—	—	9,200
(418,859)	(312,610)	(487,039)	(553,728)	(3,068,298)	(20,870,030)

2,611	1,291	20,465	116	530,528	625,321
417	1,226	—	—	—	943
(2,431)	(3,217)	(19,686)	(3,239)	(522,796)	(590,202)
52,146	1,001	1,386,780	(23,353)	(155,992)	(480,634)

See accompanying notes to the financial statements.

214 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil & Gas UltraSector ProFund		Oil Equipment & Services UltraSector ProFund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$141,531	$207,398	$(15,073)	$125,141
Net realized gains (losses) on investments	(1,092,794)	1,135,060	(1,982,246)	(1,703,459)
Change in net unrealized appreciation/depreciation on investments	(5,531,278)	2,622,394	(1,830,063)	399,019
Change in net assets resulting from operations	(6,482,541)	3,964,852	(3,827,382)	(1,179,299)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(265,427)	(211,425)	(107,353)	(243,865)
Service Class	(3,157)	—	(129)	(5,703)
Change in net assets resulting from distributions	(268,584)	(211,425)	(107,482)	(249,568)
Change in net assets resulting from capital transactions	(21,310,927)	18,896,957	4,011,232	(4,255,719)
Change in net assets	(28,062,052)	22,650,384	76,368	(5,684,586)
NET ASSETS:
Beginning of period	44,807,584	22,157,200	8,520,990	14,205,576
End of period	$16,745,532	$44,807,584	$8,597,358	$8,520,990
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$45,509,452	$163,849,156	$20,475,000	$86,585,054
Distributions reinvested	227,593	205,624	106,155	236,275
Value of shares redeemed	(66,855,335)	(144,402,831)	(16,948,998)	(90,947,809)
Service Class
Proceeds from shares issued	516,290	1,141,859	1,010,781	2,028,045
Distributions reinvested	3,133	—	129	5,606
Value of shares redeemed	(712,060)	(1,896,851)	(631,835)	(2,162,890)
Change in net assets resulting from capital transactions	$(21,310,927)	$18,896,957	$4,011,232	$(4,255,719)
SHARE TRANSACTIONS:
Investor Class
Issued	1,324,764	4,378,626	2,775,735	6,964,784
Reinvested	8,787	5,348	21,273	19,225
Redeemed	(1,844,721)	(3,968,188)	(2,205,403)	(7,426,933)
Service Class
Issued	20,363	34,905	128,108	179,020
Reinvested	140	—	28	504
Redeemed	(23,152)	(56,711)	(64,137)	(196,161)
Change in shares	(513,819)	393,980	655,604	(459,561)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 215

Pharmaceuticals UltraSector ProFund		Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

$4,607	$33,340	$(8,501)	$(163,605)	$259,570	$41,074
397,079	772,392	(2,799,363)	(155,798)	(6,074,515)	296,642
(1,804,975)	(311,330)	3,377,474	(4,306,125)	3,199,804	(683,736)
(1,403,289)	494,402	569,610	(4,625,528)	(2,615,141)	(346,020)

(211,504)	(441,843)	—	—	(309,993)	—
(22,795)	(41,346)	—	—	—	—
(234,299)	(483,189)	—	—	(309,993)	—
(506,940)	(2,577,731)	4,819,608	1,516,259	51,801,842	(4,128,707)
(2,144,528)	(2,566,518)	5,389,218	(3,109,269)	48,876,708	(4,474,727)

7,994,761	10,561,279	25,430,306	28,539,575	6,934,272	11,408,999
$5,850,233	$7,994,761	$30,819,524	$25,430,306	$55,810,980	$6,934,272

$14,683,029	$24,254,046	$84,061,699	$207,770,406	$165,655,484	$69,990,951
211,460	440,793	—	—	291,967	—
(15,361,991)	(27,125,405)	(78,308,404)	(206,260,327)	(114,091,121)	(74,152,813)

1,206,648	118,293	4,948,598	19,591,824	2,332,000	1,779,862
22,017	40,768	—	—	—	—
(1,268,103)	(306,226)	(5,882,285)	(19,585,644)	(2,386,488)	(1,746,707)
$(506,940)	$(2,577,731)	$4,819,608	$1,516,259	$51,801,842	$(4,128,707)

575,790	985,664	3,034,773	5,600,401	3,717,254	1,619,698
10,774	17,717	—	—	7,290	—
(611,519)	(1,104,301)	(2,874,491)	(5,544,979)	(2,676,721)	(1,727,964)

49,793	5,601	222,801	593,463	55,317	43,734
1,286	1,848	—	—	—	—
(56,902)	(14,183)	(249,290)	(587,416)	(57,564)	(43,070)
(30,778)	(107,654)	133,793	61,469	1,045,576	(107,602)

See accompanying notes to the financial statements.

216 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Rising Rates Opportunity ProFund		Rising Rates Opportunity 10 ProFund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$83,168	$(91,939)	$26,962	$(38,669)
Net realized gains (losses) on investments	922,577	(1,414,741)	(115,450)	(21,240)
Change in net unrealized appreciation/depreciation on investments	(1,797,812)	1,178,360	(195,921)	212,114
Change in net assets resulting from operations	(792,067)	(328,320)	(284,409)	152,205
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(6,009,358)	(5,977,753)	(8,613,033)	7,206,979
Change in net assets	(6,801,425)	(6,306,073)	(8,897,442)	7,359,184
NET ASSETS:
Beginning of period	27,145,444	33,451,517	16,522,372	9,163,188
End of period	$20,344,019	$27,145,444	$7,624,930	$16,522,372
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$137,076,641	$221,273,108	$7,266,665	$22,818,518
Distributions reinvested	—	—	—	—
Value of shares redeemed	(142,749,729)	(227,484,305)	(15,912,008)	(15,465,339)
Service Class
Proceeds from shares issued	19,154,993	102,546,723	122,715	1,478,766
Distributions reinvested	—	—	—	—
Value of shares redeemed	(19,491,263)	(102,313,279)	(90,405)	(1,624,966)
Change in net assets resulting from capital transactions	$(6,009,358)	$(5,977,753)	$(8,613,033)	$7,206,979
SHARE TRANSACTIONS:
Investor Class
Issued	3,257,911	5,373,538	471,157	1,482,061
Reinvested	—	—	—	—
Redeemed	(3,393,150)	(5,543,242)	(1,032,926)	(1,017,902)
Service Class
Issued	506,142	2,816,274	8,440	101,766
Reinvested	—	—	—	—
Redeemed	(521,997)	(2,802,428)	(6,320)	(111,994)
Change in shares	(151,094)	(155,858)	(559,649)	453,931

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 217

Rising U.S. Dollar ProFund		Semiconductor UltraSector ProFund		Short Nasdaq-100 ProFund
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

$5,449	$(130,527)	$345,477	$131,415	$5,408	$(15,174)
236,568	(27,039)	45,451,113	31,962,634	128,834	(1,008,561)
(58,102)	933,120	(49,939,158)	38,070,130	(145,395)	(19,056)
183,915	775,554	(4,142,568)	70,164,179	(11,153)	(1,042,791)

(64,028)	—	(11,989,241)	(24,943,535)	—	—
(39,659)	—	(493,055)	(676,681)	—	—
(103,687)	—	(12,482,296)	(25,620,216)	—	—
(2,030,606)	(7,334,860)	(201,964,959)	24,173,432	504,463	1,390,214
(1,950,378)	(6,559,306)	(218,589,823)	68,717,395	493,310	347,423

15,795,839	22,355,145	249,834,123	181,116,728	2,932,658	2,585,235
$13,845,461	$15,795,839	$31,244,300	$249,834,123	$3,425,968	$2,932,658

$58,967,302	$89,279,238	$36,168,100	$316,624,753	$36,612,027	$110,287,287
62,436	—	9,646,745	24,662,920	—	—
(63,541,784)	(92,949,689)	(245,607,750)	(317,313,748)	(35,794,586)	(109,128,013)

12,718,577	57,242,060	475,457	9,246,763	8,711,485	2,639,678
39,538	—	484,464	673,233	—	—
(10,276,675)	(60,906,469)	(3,131,975)	(9,720,489)	(9,024,463)	(2,408,738)
$(2,030,606)	$(7,334,860)	$(201,964,959)	$24,173,432	$504,463	$1,390,214

2,074,772	3,280,110	757,924	5,240,168	3,807,381	10,394,264
2,188	—	294,171	418,646	—	—
(2,242,105)	(3,410,822)	(4,218,150)	(5,348,395)	(3,727,074)	(10,326,008)

499,092	2,378,886	10,483	180,036	1,006,979	304,305
1,548	—	19,240	13,595	—	—
(404,239)	(2,517,688)	(64,935)	(202,879)	(1,044,996)	(274,927)
(68,744)	(269,514)	(3,201,267)	301,171	42,290	97,634

See accompanying notes to the financial statements.

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Oil & Gas ProFund		Short Precious Metals ProFund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,170	$(14,357)	$8,743	$(36,058)
Net realized gains (losses) on investments	465,323	(306,869)	(345,222)	320,761
Change in net unrealized appreciation/depreciation on investments	27,201	(44,919)	(741,678)	220,555
Change in net assets resulting from operations	495,694	(366,145)	(1,078,157)	505,258
Change in net assets resulting from capital transactions	(252,127)	(624,009)	1,605,454	2,321,721
Change in net assets	243,567	(990,154)	527,297	2,826,979
NET ASSETS:
Beginning of period	1,639,617	2,629,771	6,594,592	3,767,613
End of period	$1,883,184	$1,639,617	$7,121,889	$6,594,592
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$24,570,582	$44,586,666	$105,754,946	$227,309,472
Value of shares redeemed	(24,806,733)	(45,085,350)	(105,124,748)	(224,958,137)
Service Class
Proceeds from shares issued	1,738,558	2,013,244	1,682,496	13,905,965
Value of shares redeemed	(1,754,534)	(2,138,569)	(707,240)	(13,935,579)
Change in net assets resulting from capital transactions	$(252,127)	$(624,009)	$1,605,454	$2,321,721
SHARE TRANSACTIONS:
Investor Class
Issued	575,408	1,007,127	2,259,379	5,588,048
Redeemed	(576,705)	(1,016,789)	(2,257,441)	(5,520,445)
Service Class
Issued	40,481	42,030	39,853	348,581
Redeemed	(40,308)	(44,918)	(14,233)	(355,895)
Change in shares	(1,124)	(12,550)	27,558	60,289

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 219

Short Real Estate ProFund		Short Small-Cap ProFund		Small-Cap ProFund
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

$1,545	$(10,557)	$7,737	$(18,959)	$11,041	$(150,451)
1,191	(252,767)	861,501	(807,232)	(2,909,523)	6,191,788
(48,829)	(18,570)	(28,804)	(31,964)	(1,141,725)	1,080,488
(46,093)	(281,894)	840,434	(858,155)	(4,040,207)	7,121,825
6,709	1,318,346	(2,445,860)	2,569,266	(22,148,885)	9,520,156
(39,384)	1,036,452	(1,605,426)	1,711,111	(26,189,092)	16,641,981

1,817,749	781,297	3,610,821	1,899,710	45,996,497	29,354,516
$1,778,365	$1,817,749	$2,005,395	$3,610,821	$19,807,405	$45,996,497

$12,675,908	$30,219,401	$49,581,748	$127,526,395	$158,289,561	$1,483,669,233
(12,399,398)	(29,382,378)	(51,849,808)	(124,871,939)	(178,427,375)	(1,475,490,234)

5,703	3,960,786	6,590,988	20,940,324	8,820,567	19,483,391
(275,504)	(3,479,463)	(6,768,788)	(21,025,514)	(10,831,638)	(18,142,234)
$6,709	$1,318,346	$(2,445,860)	$2,569,266	$(22,148,885)	$9,520,156

850,800	1,947,458	3,420,711	8,862,492	1,852,484	17,683,405
(829,008)	(1,898,004)	(3,551,130)	(8,689,769)	(2,092,277)	(17,565,958)

411	271,189	496,219	1,528,347	124,948	270,542
(21,107)	(244,256)	(506,182)	(1,540,621)	(152,431)	(254,170)
1,096	76,387	(140,382)	160,449	(267,276)	133,819

See accompanying notes to the financial statements.

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Small-Cap Growth ProFund		Small-Cap Value ProFund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(87,573)	$(207,439)	$13,858	$(56,884)
Net realized gains (losses) on investments	(1,768,302)	1,514,498	3,198,531	1,220,842
Change in net unrealized appreciation/depreciation on investments	(3,780,229)	3,300,807	(4,130,126)	2,145,391
Change in net assets resulting from operations	(5,636,104)	4,607,866	(917,737)	3,309,349
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(926,074)	—	(331,882)	—
Service Class	(41,621)	—	(50,094)	—
Change in net assets resulting from distributions	(967,695)	—	(381,976)	—
Change in net assets resulting from capital transactions	(8,014,588)	7,466,544	(11,018,465)	16,070,484
Change in net assets	(14,618,387)	12,074,410	(12,318,178)	19,379,833
NET ASSETS:
Beginning of period	30,294,760	18,220,350	33,149,787	13,769,954
End of period	$15,676,373	$30,294,760	$20,831,609	$33,149,787
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$90,465,389	$173,669,154	$32,991,308	$149,525,529
Distributions reinvested	919,734	—	324,848	—
Value of shares redeemed	(98,838,463)	(165,021,521)	(44,371,257)	(133,195,207)
Service Class
Proceeds from shares issued	784,935	8,983,281	91,551	527,173
Distributions reinvested	41,511	—	47,803	—
Value of shares redeemed	(1,387,694)	(10,164,370)	(102,718)	(787,011)
Change in net assets resulting from capital transactions	$(8,014,588)	$7,466,544	$(11,018,465)	$16,070,484
SHARE TRANSACTIONS:
Investor Class
Issued	920,342	1,886,432	410,994	1,630,841
Reinvested	11,858	—	4,783	—
Redeemed	(1,046,808)	(1,792,556)	(482,269)	(1,457,090)
Service Class
Issued	10,206	123,917	1,151	6,732
Reinvested	653	—	851	—
Redeemed	(17,995)	(141,832)	(1,307)	(10,213)
Change in shares	(121,744)	75,961	(65,797)	170,270

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

Technology UltraSector ProFund		Telecommunications UltraSector ProFund		U.S. Government Plus ProFund
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

$293	$(196,757)	$(2,114)	$46,040	$105,954	$48,289
(998,070)	12,830,602	(3,960,539)	142,129	(1,024,826)	(358,015)
(4,701,992)	6,071,426	(19,690)	(388,806)	933,139	(543,860)
(5,699,769)	18,705,271	(3,982,343)	(200,637)	14,267	(853,586)

(55,595)	(2,661,704)	(37,077)	(155,268)	(104,082)	(32,910)
(4,795)	(225,904)	(337)	(2,147)	(1,860)	(465)
(60,390)	(2,887,608)	(37,414)	(157,415)	(105,942)	(33,375)
(69,154,447)	6,788,588	35,443,890	(905,665)	5,825,187	(2,150,153)
(74,914,606)	22,606,251	31,424,133	(1,263,717)	5,733,512	(3,037,114)

102,463,030	79,856,779	1,991,103	3,254,820	18,870,989	21,908,103
$27,548,424	$102,463,030	$33,415,236	$1,991,103	$24,604,501	$18,870,989

$79,334,696	$269,143,915	$75,799,152	$21,386,035	$278,809,923	$568,231,287
52,334	2,499,597	36,950	145,745	94,544	29,665
(144,638,348)	(266,228,958)	(40,373,691)	(22,429,486)	(269,596,365)	(573,896,330)

1,851,649	10,642,361	30,251	53,603	21,913,335	127,446,644
4,795	225,851	337	2,147	1,860	465
(5,759,573)	(9,494,178)	(49,109)	(63,709)	(25,398,110)	(123,961,884)
$(69,154,447)	$6,788,588	$35,443,890	$(905,665)	$5,825,187	$(2,150,153)

602,944	2,347,197	3,648,020	948,091	5,446,474	10,587,595
514	22,362	2,077	5,874	1,825	601
(1,138,906)	(2,404,791)	(2,056,798)	(995,020)	(5,274,078)	(10,702,350)

16,547	109,295	1,562	2,544	469,969	2,574,719
56	2,375	20	91	40	10
(53,090)	(101,973)	(2,419)	(2,916)	(550,177)	(2,499,637)
(571,935)	(25,535)	1,592,462	(41,336)	94,053	(39,062)

See accompanying notes to the financial statements.

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBear ProFund		UltraBull ProFund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$11,866	$(64,561)	$410,891	$415,643
Net realized gains (losses) on investments	188,872	(5,191,804)	(15,964,675)	18,969,190
Change in net unrealized appreciation/depreciation on investments	(679,031)	(27,675)	(9,856,027)	12,278,997
Change in net assets resulting from operations	(478,293)	(5,284,040)	(25,409,811)	31,663,830
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(762,774)	—
Service Class	—	—	(7,389)	—
Change in net assets resulting from distributions	—	—	(770,163)	—
Change in net assets resulting from capital transactions	1,845,687	5,312,457	(44,333,045)	20,126,193
Change in net assets	1,367,394	28,417	(70,513,019)	51,790,023
NET ASSETS:
Beginning of period	11,941,949	11,913,532	187,543,346	135,753,323
End of period	$13,309,343	$11,941,949	$117,030,327	$187,543,346
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$85,837,748	$209,564,483	$874,268,529	$2,041,743,888
Distributions reinvested	—	—	745,165	—
Value of shares redeemed	(82,781,940)	(207,843,119)	(919,739,145)	(2,019,760,217)
Service Class
Proceeds from shares issued	5,966,494	6,088,448	18,395,106	13,674,077
Distributions reinvested	—	—	7,127	—
Value of shares redeemed	(7,176,615)	(2,497,355)	(18,009,827)	(15,531,555)
Change in net assets resulting from capital transactions	$1,845,687	$5,312,457	$(44,333,045)	$20,126,193
SHARE TRANSACTIONS:
Investor Class
Issued	3,622,641	7,939,430	14,653,935	36,367,790	(a)
Reinvested	—	—	11,061	—
Redeemed	(3,514,910)	(7,946,655)	(15,575,528)	(36,108,962	)(a)
Service Class
Issued	261,457	275,469	371,853	280,339	(a)
Reinvested	—	—	126	—
Redeemed	(331,506)	(110,476)	(374,524)	(323,808	)(a)
Change in shares	37,682	157,768	(913,077)	215,359

(a)              As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 223

UltraChina ProFund		UltraDow 30 ProFund		UltraEmerging Markets ProFund
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

$(52,005)	$(57,111)	$131,987	$130,604	$9,390	$142,909
(6,318,718)	622,103	(3,282,531)	9,608,857	(2,209,433)	4,591,151
(741,930)	861,170	99,169	2,980,250	(1,276,396)	(3,012,310)
(7,112,653)	1,426,162	(3,051,375)	12,719,711	(3,476,439)	1,721,750

—	(331,919)	(250,371)	(1,521,025)	(73,918)	(66,295)
—	(16,999)	—	(44,045)	—	—
—	(348,918)	(250,371)	(1,565,070)	(73,918)	(66,295)
6,140,441	(8,689,099)	(4,918,091)	(3,308,508)	(1,738,650)	(48,315,785)
(972,212)	(7,611,855)	(8,219,837)	7,846,133	(5,289,007)	(46,660,330)

28,459,751	36,071,606	39,067,761	31,221,628	23,335,151	69,995,481
$27,487,539	$28,459,751	$30,847,924	$39,067,761	$18,046,144	$23,335,151

$86,429,354	$310,416,186	$80,500,490	$298,742,119	$37,628,863	$169,909,446
—	311,476	238,586	1,500,897	70,505	63,130
(80,602,514)	(317,851,146)	(85,023,983)	(303,443,754)	(39,331,262)	(217,762,634)

1,254,325	7,927,460	826,691	2,424,495	706,275	7,152,875
—	16,986	—	42,785	—	—
(940,724)	(9,510,061)	(1,459,875)	(2,575,050)	(813,031)	(7,678,602)
$6,140,441	$(8,689,099)	$(4,918,091)	$(3,308,508)	$(1,738,650)	$(48,315,785)

6,791,563	16,231,514	616,194	2,428,051	723,271	2,494,125
—	16,746	2,258	11,854	1,565	957
(6,274,836)	(16,754,202)	(661,125)	(2,452,078)	(760,861)	(3,250,530)

113,844	464,552	7,245	22,684	14,642	112,178
—	1,003	—	384	—	—
(78,553)	(565,699)	(13,041)	(23,776)	(16,878)	(123,003)
552,018	(606,086)	(48,469)	(12,881)	(38,261)	(766,273)

See accompanying notes to the financial statements.

224 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraInternational ProFund		UltraJapan ProFund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(701)	$(67,447)	$10,636	$(123,392)
Net realized gains (losses) on investments	(1,169,613)	1,400,823	(2,762,043)	5,074,141
Change in net unrealized appreciation/depreciation on investments	84,202	(141,785)	(381,632)	686,961
Change in net assets resulting from operations	(1,086,112)	1,191,591	(3,133,039)	5,637,710
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(423,244)	—
Service Class	—	—	(5,131)	—
Change in net assets resulting from distributions	—	—	(428,375)	—
Change in net assets resulting from capital transactions	(4,636,566)	(14,105,269)	(1,366,524)	(4,215,518)
Change in net assets	(5,722,678)	(12,913,678)	(4,927,938)	1,422,192
NET ASSETS:
Beginning of period	9,298,791	22,212,469	21,230,261	19,808,069
End of period	$3,576,113	$9,298,791	$16,302,323	$21,230,261
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$13,290,501	$83,732,979	$35,384,456	$174,095,947
Distributions reinvested	—	—	415,552	—
Value of shares redeemed	(17,830,888)	(96,580,447)	(37,258,640)	(178,205,277)
Service Class
Proceeds from shares issued	63,859	940,683	485,034	3,053,222
Distributions reinvested	—	—	5,131	—
Value of shares redeemed	(160,038)	(2,198,484)	(398,057)	(3,159,410)
Change in net assets resulting from capital transactions	$(4,636,566)	$(14,105,269)	$(1,366,524)	$(4,215,518)
SHARE TRANSACTIONS:
Investor Class
Issued	878,570	4,597,226	1,561,928	7,229,780
Reinvested	—	—	14,632	—
Redeemed	(1,143,958)	(5,310,194)	(1,638,446)	(7,377,689)
Service Class
Issued	4,524	57,736	23,659	144,068
Reinvested	—	—	210	—
Redeemed	(11,792)	(133,732)	(19,223)	(147,141)
Change in shares	(272,656)	(788,964)	(57,240)	(150,982)

(a)              As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 225

UltraLatin America ProFund		UltraMid-Cap ProFund			UltraNasdaq-100 ProFund
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018		Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

$195,122	$254,151	$137,433	$(35,770)		$(74,580)	$(1,450,144)
(543,520)	(2,081,080)	(9,876,685)	15,842,086		(78,590,136)	113,631,032
6,001,748	(2,794,179)	(5,844,174)	4,593,588		3,021,393	45,671,208
5,653,350	(4,621,108)	(15,583,426)	20,399,904		(75,643,323)	157,852,096

(455,847)	(70,434)	(62,365)	(7,149,206)		(22,651,996)	—
—	—	(1,696)	(179,502)		(718,414)	—
(455,847)	(70,434)	(64,061)	(7,328,708)		(23,370,410)	—
(1,081,499)	10,086,426	(1,600,561)	(20,760,464)		(21,134,923)	(35,771,401)
4,116,004	5,394,884	(17,248,048)	(7,689,268)		(120,148,656)	122,080,695

38,047,271	32,652,387	93,998,277	101,687,545		512,374,109	390,293,414
$42,163,275	$38,047,271	$76,750,229	$93,998,277		$392,225,453	$512,374,109

$68,091,063	$251,108,077	$202,276,747	$358,426,892		$1,793,397,697	$3,122,352,560
452,132	67,636	61,384	7,003,109		21,819,789	—
(69,412,807)	(241,635,359)	(205,585,535)	(385,137,521)		(1,832,932,640)	(3,157,566,780)

557,054	6,259,342	16,914,798	26,536,262		36,382,824	59,878,589
—	—	1,696	179,502		690,329	—
(768,941)	(5,713,270)	(15,269,651)	(27,768,708)		(40,492,922)	(60,435,770)
$(1,081,499)	$10,086,426	$(1,600,561)	$(20,760,464)		$(21,134,923)	$(35,771,401)

2,125,504	6,202,660	4,929,415	8,223,313	(a)	26,029,631	51,347,928	(a)
15,368	1,758	1,934	159,306	(a)	274,497	—
(2,168,677)	(5,982,896)	(5,019,196)	(8,856,646	)(a)	(26,785,132)	(52,000,504	)(a)

17,255	154,855	508,498	717,744	(a)	683,113	1,118,256	(a)
—	—	65	4,898	(a)	10,620	—
(24,704)	(153,410)	(454,994)	(756,811	)(a)	(756,418)	(1,135,208	)(a)
(35,254)	222,967	(34,278)	(508,196)		(543,689)	(669,528)

See accompanying notes to the financial statements.

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort China ProFund			UltraShort Dow 30 ProFund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018		Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,283	$(11,584)		$6,482	$(22,527)
Net realized gains (losses) on investments	151,530	(289,342)		217,236	(1,714,679)
Change in net unrealized appreciation/depreciation on investments	(277,649)	109,520		(237,246)	88,211
Change in net assets resulting from operations	(119,836)	(191,406)		(13,528)	(1,648,995)
Change in net assets resulting from capital transactions	1,645,567	857,934		2,433,846	472,552
Change in net assets	1,525,731	666,528		2,420,318	(1,176,443)
NET ASSETS:
Beginning of period	2,107,991	1,441,463		4,141,478	5,317,921
End of period	$3,633,722	$2,107,991		$6,561,796	$4,141,478
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$46,534,561	$76,288,365		$29,084,092	$58,096,746
Value of shares redeemed	(44,892,100)	(75,456,615)		(26,592,466)	(57,588,090)
Service Class
Proceeds from shares issued	571,665	770,351		13,589	149,930
Value of shares redeemed	(568,559)	(744,167)		(71,369)	(186,034)
Change in net assets resulting from capital transactions	$1,645,567	$857,934		$2,433,846	$472,552
SHARE TRANSACTIONS:
Investor Class
Issued	894,585	1,849,183	(a)	1,608,245	2,825,139
Redeemed	(867,720)	(1,824,874	)(a)	(1,463,162)	(2,795,920)
Service Class
Issued	11,026	22,644	(a)	852	7,531
Redeemed	(11,563)	(21,820	)(a)	(4,058)	(10,076)
Change in shares	26,328	25,133		141,877	26,674

(a)              As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.

(b)              As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 227

UltraShort Emerging Markets ProFund		UltraShort International ProFund		UltraShort Japan ProFund
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

$4,033	$(14,280)	$8,402	$(13,187)	$351	$(11,463)
443,067	(1,289,734)	(17,495)	(299,912)	(29,166)	(2,181,067)
(194,833)	119,230	(72,109)	20,250	36,524	(30,988)
252,267	(1,184,784)	(81,202)	(292,849)	7,709	(2,223,518)
(1,392,688)	1,916,208	552,567	(570,168)	220,279	1,641,409
(1,140,421)	731,424	471,365	(863,017)	227,988	(582,109)

3,065,357	2,333,933	2,148,578	3,011,595	714,268	1,296,377
$1,924,936	$3,065,357	$2,619,943	$2,148,578	$942,256	$714,268

$24,687,967	$55,972,527	$37,638,302	$31,286,180	$18,102,637	$57,958,554
(26,055,928)	(53,926,298)	(37,004,459)	(31,799,356)	(17,863,268)	(56,288,951)

15,642	573,558	1,399,441	325,832	313,770	192,786
(40,369)	(703,579)	(1,480,717)	(382,824)	(332,860)	(220,980)
$(1,392,688)	$1,916,208	$552,567	$(570,168)	$220,279	$1,641,409

1,169,873	3,051,738	2,466,993	2,361,896	537,420	1,463,803	(b)
(1,233,671)	(2,986,380)	(2,456,662)	(2,394,045)	(532,911)	(1,468,620	)(b)

769	35,437	108,733	24,027	11,626	5,323	(b)
(2,050)	(42,065)	(110,038)	(28,288)	(11,648)	(6,246	)(b)
(65,079)	58,730	9,026	(36,410)	4,487	(5,740)

See accompanying notes to the financial statements.

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Latin America ProFund			UltraShort Mid-Cap ProFund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018		Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,291	$(59,576)		$4,090	$(8,058)
Net realized gains (losses) on investments	(1,044,149)	(2,793,029)		(56,572)	(550,950)
Change in net unrealized appreciation/depreciation on investments	(399,310)	298,189		(55,181)	(30,938)
Change in net assets resulting from operations	(1,437,168)	(2,554,416)		(107,663)	(589,946)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—		—	—
Service Class	—	—		—	—
Change in net assets resulting from distributions	—	—		—	—
Change in net assets resulting from capital transactions	986,244	(5,117,364)		1,453,659	(15,706)
Change in net assets	(450,924)	(7,671,780)		1,345,996	(605,652)
NET ASSETS:
Beginning of period	3,784,947	11,456,727		1,078,129	1,683,781
End of period	$3,334,023	$3,784,947		$2,424,125	$1,078,129
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$35,939,998	$94,936,629		$21,161,648	$30,561,029
Distributions reinvested	—	—		—	—
Value of shares redeemed	(35,219,454)	(93,268,267)		(19,747,817)	(30,582,457)
Service Class
Proceeds from shares issued	2,000,906	951,071		2,112,348	78,635
Distributions reinvested	—	—		—	—
Value of shares redeemed	(1,735,206)	(7,736,797)		(2,072,520)	(72,913)
Change in net assets resulting from capital transactions	$986,244	$(5,117,364)		$1,453,659	$(15,706)
SHARE TRANSACTIONS:
Investor Class
Issued	1,031,854	2,863,066	(a)	855,434	1,279,620
Reinvested	—	—		—	—
Redeemed	(1,016,963)	(2,868,877	)(a)	(803,176)	(1,288,269)
Service Class
Issued	66,118	28,613	(a)	108,223	3,743
Reinvested	—	—		—	—
Redeemed	(55,972)	(217,797	)(a)	(107,885)	(3,707)
Change in shares	25,037	(194,995)		52,596	(8,613)

(a)              As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

(b)              As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

UltraShort Nasdaq-100 ProFund		UltraShort Small-Cap ProFund			UltraSmall-Cap ProFund
Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018		Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018

$29,169	$(66,620)	$6,321	$(42,588)		$107,742	$(224,629)
1,413,623	(7,622,378)	351,538	(9,823,402)		(13,229,968)	21,350,419
(1,165,382)	(23,295)	(254,341)	(194,062)		(5,735,225)	2,765,874
277,410	(7,712,293)	103,518	(10,060,052)		(18,857,451)	23,891,664

—	—	—	—		(37,186)	(729,042)
—	—	—	—		(192)	(21,514)
—	—	—	—		(37,378)	(750,556)
76,225	1,934,715	3,458,914	5,399,544		(2,361,040)	(43,103,272)
353,635	(5,777,578)	3,562,432	(4,660,508)		(21,255,869)	(19,962,164)

12,518,267	18,295,845	4,169,297	8,829,805		70,811,738	90,773,902
$12,871,902	$12,518,267	$7,731,729	$4,169,297		$49,555,869	$70,811,738

$117,583,604	$188,602,768	$44,701,234	$224,167,032		$793,470,143	$1,966,461,974
—	—	—	—		34,394	722,616
(117,563,589)	(186,645,802)	(43,423,820)	(219,281,449)		(794,913,954)	(2,011,044,865)

2,550,664	1,360,449	8,710,453	28,940,721		11,756,129	31,157,877
—	—	—	—		192	21,514
(2,494,454)	(1,382,700)	(6,528,953)	(28,426,760)		(12,707,944)	(30,422,388)
$76,225	$1,934,715	$3,458,914	$5,399,544		$(2,361,040)	$(43,103,272)

6,723,991	8,995,523	1,309,171	5,960,751	(b)	13,300,055	32,805,953
—	—	—	—		803	12,038
(6,720,327)	(8,916,724)	(1,283,766)	(6,020,724	)(b)	(13,392,533)	(33,539,396)

154,391	73,301	258,904	842,968	(b)	241,455	667,049
—	—	—	—		5	427
(149,644)	(72,378)	(198,630)	(844,727	)(b)	(257,620)	(651,600)
8,411	79,722	85,679	(61,732)		(107,835)	(705,529)

See accompanying notes to the financial statements.

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Utilities UltraSector ProFund
	Six Months Ended January 31, 2019 (unaudited)	Year Ended July 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$228,992	$160,402
Net realized gains (losses) on investments	(426,727)	(1,153,428)
Change in net unrealized appreciation/depreciation on investments	707,355	(1,225,176)
Change in net assets resulting from operations	509,620	(2,218,202)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributions
Investor Class	(270,878)	(146,932)
Service Class	—	(72,703)
Change in net assets resulting from distributions	(270,878)	(219,635)
Change in net assets resulting from capital transactions	7,646,330	(6,145,318)
Change in net assets	7,885,072	(8,583,155)
NET ASSETS:
Beginning of period	8,842,884	17,426,039
End of period	$16,727,956	$8,842,884
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$122,215,497	$93,295,500
Distributions reinvested	246,555	143,931
Value of shares redeemed	(115,288,276)	(100,579,907)
Service Class
Proceeds from shares issued	1,516,087	20,286,171
Distributions reinvested	—	72,692
Value of shares redeemed	(1,043,533)	(19,363,705)
Change in net assets resulting from capital transactions	$7,646,330	$(6,145,318)
SHARE TRANSACTIONS:
Investor Class
Issued	2,591,443	2,073,799
Reinvested	5,440	3,214
Redeemed	(2,450,052)	(2,269,438)
Service Class
Issued	33,754	477,764
Reinvested	—	1,714
Redeemed	(23,570)	(480,388)
Change in shares	157,015	(193,335)

See accompanying notes to the financial statements.

Financial Highlights

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$54.83	0.27	(9.17)	(8.90)	(0.59)		(0.59)
Year Ended July 31, 2018	$44.79	0.16	9.88	10.04	—		—
Year Ended July 31, 2017	$27.42	(0.02)	17.39	17.37	—		—
Year Ended July 31, 2016	$34.89	(0.03)	(7.44)	(7.47)	—		—
Year Ended July 31, 2015	$28.29	(0.14)	6.74	6.60	—		—
Year Ended July 31, 2014	$26.11	(0.12)	2.30	2.18	—		—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$50.85	0.04	(8.41)	(8.37)	—		—
Year Ended July 31, 2018	$41.95	(0.33)	9.23	8.90	—		—
Year Ended July 31, 2017	$25.94	(0.38)	16.39	16.01	—		—
Year Ended July 31, 2016	$33.36	(0.32)	(7.10)	(7.42)	—		—
Year Ended July 31, 2015	$27.32	(0.45)	6.49	6.04	—		—
Year Ended July 31, 2014	$25.46	(0.38)	2.24	1.86	—		—
Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$74.26	(0.03)	(14.75)	(14.78)	—		—
Year Ended July 31, 2018	$63.66	(0.11)	10.71	10.60	—		—
Year Ended July 31, 2017	$52.40	0.13	11.22	11.35	(0.09	)(f)	(0.09)
Year Ended July 31, 2016	$47.81	(0.01)	4.60	4.59	—		—
Year Ended July 31, 2015	$57.89	(0.14)	(9.94)	(10.08)	—		—
Year Ended July 31, 2014	$43.80	(0.22)	14.31	14.09	—		—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$66.85	(0.32)	(13.25)	(13.57)	—		—
Year Ended July 31, 2018	$57.88	(0.77)	9.74	8.97	—		—
Year Ended July 31, 2017	$48.03	(0.38)	10.23	9.85	—		—
Year Ended July 31, 2016	$44.26	(0.44)	4.21	3.77	—		—
Year Ended July 31, 2015	$54.13	(0.66)	(9.21)	(9.87)	—		—
Year Ended July 31, 2014	$41.36	(0.72)	13.49	12.77	—		—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$45.34	(16.03	)%(d)	1.70%	1.70%		1.07%	$10,539	26	%(d)
$54.83	22.39%		1.54%	1.54%		0.30%	$18,887	293%
$44.79	63.38%		1.55%	1.55%		(0.06)%	$16,953	252%
$27.42	(21.41)%		1.76%	1.72%		(0.09)%	$6,004	186%
$34.89	23.33%		1.76%	1.76%		(0.44)%	$56,794	91%
$28.29	8.35%		1.75%	1.75%		(0.44)%	$11,492	173%

$42.48	(16.46	)%(d)	2.70%	2.70%		0.07%	$706	26	%(d)
$50.85	21.22%		2.54%	2.54%		(0.70)%	$964	293%
$41.95	61.66%		2.55%	2.55%		(1.06)%	$1,076	252%
$25.94	(22.21)%		2.76%	2.72%		(1.09)%	$469	186%
$33.36	22.11%		2.76%	2.76%		(1.44)%	$6,112	91%
$27.32	7.31%		2.75%	2.75%		(1.44)%	$559	173%

$59.48	(19.90	)%(d)	2.21%	2.15	%(e)	(0.09)%	$4,483	31	%(d)
$74.26	16.65%		1.67%	1.67%		(0.15)%	$7,427	460%
$63.66	21.68%		1.67%	1.61%		0.23%	$8,266	179%
$52.40	9.60%		1.58%	1.58%		(0.02)%	$46,334	163%
$47.81	(17.41)%		1.81%	1.81%		(0.25)%	$9,500	85%
$57.89	32.17%		1.74%	1.74%		(0.41)%	$23,921	110%

$53.28	(20.31	)%(d)	3.21%	3.15	%(e)	(1.09)%	$319	31	%(d)
$66.85	15.49%		2.67%	2.67%		(1.15)%	$601	460%
$57.88	20.50%		2.66%	2.60%		(0.76)%	$639	179%
$48.03	8.54%		2.58%	2.58%		(1.02)%	$4,599	163%
$44.26	(18.23)%		2.81%	2.81%		(1.25)%	$2,641	85%
$54.13	30.87%		2.74%	2.74%		(1.41)%	$2,940	110%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)                Subsequent to the issuance of the July 31, 2017 financial statements, $0.09 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Bear ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$30.45	0.06	0.76 (d)	0.82	—	—
Year Ended July 31, 2018	$35.46	(0.11)	(4.90)	(5.01)	—	—
Year Ended July 31, 2017(f)	$41.56	(0.41)	(5.69)	(6.10)	—	—
Year Ended July 31, 2016(f)	$45.82	(0.60)	(3.66)	(4.26)	—	—
Year Ended July 31, 2015(f)	$52.42	(0.75)	(5.85)	(6.60)	—	—
Year Ended July 31, 2014(f)	$62.88	(0.95)	(9.51)	(10.46)	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$28.44	(0.09)	0.71 (d)	0.62	—	—
Year Ended July 31, 2018	$33.46	(0.42)	(4.60)	(5.02)	—	—
Year Ended July 31, 2017(f)	$39.62	(0.79)	(5.37)	(6.16)	—	—
Year Ended July 31, 2016(f)	$44.10	(1.05)	(3.43)	(4.48)	—	—
Year Ended July 31, 2015(f)	$50.98	(1.25)	(5.63)	(6.88)	—	—
Year Ended July 31, 2014(f)	$61.77	(1.55)	(9.24)	(10.79)	—	—
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$66.16	0.05	(5.09)	(5.04)	(2.87)	(2.87)
Year Ended July 31, 2018	$63.85	(0.05)	6.85	6.80	(4.49)	(4.49)
Year Ended July 31, 2017	$56.32	(0.15)	7.68	7.53	—	—
Year Ended July 31, 2016	$77.84	(0.32)	(21.20)	(21.52)	—	—
Year Ended July 31, 2015	$55.20	(0.69)	29.94	29.25	(6.61)	(6.61)
Year Ended July 31, 2014(g)	$44.22	(0.54)	17.05	16.51	(5.53)	(5.53)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$52.66	(0.20)	(4.14)	(4.34)	(2.87)	(2.87)
Year Ended July 31, 2018	$52.18	(0.58)	5.55	4.97	(4.49)	(4.49)
Year Ended July 31, 2017	$46.48	(0.60)	6.30	5.70	—	—
Year Ended July 31, 2016	$64.89	(0.80)	(17.61)	(18.41)	—	—
Year Ended July 31, 2015	$47.31	(1.27)	25.46	24.19	(6.61)	(6.61)
Year Ended July 31, 2014(g)	$38.94	(0.97)	14.87	13.90	(5.53)	(5.53)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$31.27	2.69	%(e)	1.75%	1.75%	0.36%	$14,837	—
$30.45	(14.13)%		1.59%	1.59%	(0.34)%	$12,790	—
$35.46	(14.66)%		1.63%	1.63%	(1.07)%	$45,370	—
$41.56	(9.28)%		1.54%	1.54%	(1.37)%	$17,069	—
$45.82	(12.60)%		1.62%	1.62%	(1.59)%	$45,711	—
$52.42	(16.69)%		1.72%	1.72%	(1.71)%	$18,555	—

$29.06	2.18	%(e)	2.75%	2.75%	(0.64)%	$564	—
$28.44	(15.00)%		2.59%	2.59%	(1.34)%	$659	—
$33.46	(15.51)%		2.63%	2.63%	(2.07)%	$2,667	—
$39.62	(10.20)%		2.54%	2.54%	(2.37)%	$11,641	—
$44.10	(13.53)%		2.62%	2.62%	(2.59)%	$7,289	—
$50.98	(17.41)%		2.72%	2.72%	(2.71)%	$7,022	—

$58.25	(6.96	)%(e)	1.45%	1.45%	0.16%	$209,716	20	%(e)
$66.16	10.94%		1.43%	1.43%	(0.08)%	$246,238	11%
$63.85	13.37%		1.45%	1.45%	(0.28)%	$320,937	14%
$56.32	(27.65)%		1.47%	1.47%	(0.55)%	$397,476	13%
$77.84	55.52%		1.52%	1.52%	(1.01)%	$812,065	11%
$55.20	39.92%		1.57%	1.57%	(1.09)%	$444,366	47%

$45.45	(7.42	)%(e)	2.45%	2.45%	(0.84)%	$7,298	20	%(e)
$52.66	9.83%		2.43%	2.43%	(1.08)%	$9,183	11%
$52.18	12.26%		2.45%	2.45%	(1.28)%	$12,721	14%
$46.48	(28.37)%		2.47%	2.47%	(1.55)%	$17,643	13%
$64.89	53.98%		2.52%	2.52%	(2.01)%	$45,648	11%
$47.31	38.54%		2.57%	2.57%	(2.09)%	$19,830	47%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)               Not annualized for periods less than one year.

(f)                As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(g)               As described in Note 9, share amounts have been adjusted for 4:1 share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$128.98	0.36	(5.34)	(4.98)	—		(0.71)	(0.71)
Year Ended July 31, 2018	$112.94	0.25	15.79	16.04	—		—	—
Year Ended July 31, 2017	$99.34	(0.45)	14.05	13.60	—		—	—
Year Ended July 31, 2016	$95.88	(0.28)	3.74	3.46	—		—	—
Year Ended July 31, 2015	$87.77	(0.31)	8.42	8.11	—		—	—
Year Ended July 31, 2014	$76.56	(0.47)	11.68	11.21	—		—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$107.88	(0.16)	(4.52)	(4.68)	—		(0.71)	(0.71)
Year Ended July 31, 2018	$95.41	(0.76)	13.23	12.47	—		—	—
Year Ended July 31, 2017	$84.76	(1.34)	11.99	10.65	—		—	—
Year Ended July 31, 2016	$82.62	(1.08)	3.22	2.14	—		—	—
Year Ended July 31, 2015	$76.39	(1.12)	7.35	6.23	—		—	—
Year Ended July 31, 2014	$67.32	(1.19)	10.26	9.07	—		—	—
Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$102.40	0.26	(7.78)	(7.52)	(1.38)		—	(1.38)
Year Ended July 31, 2018	$106.08	0.46	(2.30)	(1.84)	(0.08)		(1.76)	(1.84)
Year Ended July 31, 2017	$98.42	0.19	7.47	7.66	—		—	—
Year Ended July 31, 2016	$87.62	(0.13)	11.37	11.24	(0.44	)(f)	—	(0.44)
Year Ended July 31, 2015	$72.19	0.54	15.00	15.54	—		(0.11)	(0.11)
Year Ended July 31, 2014	$65.78	(0.13)	6.54	6.41	—		—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$92.88	(0.17)	(6.97)	(7.14)	(0.28)		—	(0.28)
Year Ended July 31, 2018	$97.24	(0.49)	(2.11)	(2.60)	—		(1.76)	(1.76)
Year Ended July 31, 2017	$91.12	(0.70)	6.82	6.12	—		—	—
Year Ended July 31, 2016	$81.54	(0.96)	10.54	9.58	—		—	—
Year Ended July 31, 2015	$67.86	(0.23)	14.02	13.79	—		(0.11)	(0.11)
Year Ended July 31, 2014	$62.44	(0.81)	6.23	5.42	—		—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$123.29	(3.89	)%(d)	1.48%	1.48%		0.59%	$66,419	2	%(d)
$128.98	14.20%		1.44%	1.44%		0.21%	$47,074	26%
$112.94	13.68%		1.58%	1.58%		(0.44)%	$80,095	4%
$99.34	3.61%		1.58%	1.58%		(0.31)%	$57,666	368%
$95.88	9.26%		1.59%	1.59%		(0.34)%	$61,512	154%
$87.77	14.63%		1.58%	1.58%		(0.57)%	$104,942	78%

$102.49	(4.39	)%(d)	2.48%	2.48%		(0.41)%	$4,459	2	%(d)
$107.88	13.08%		2.43%	2.43%		(0.78)%	$4,676	26%
$95.41	12.55%		2.58%	2.58%		(1.44)%	$8,533	4%
$84.76	2.60%		2.58%	2.58%		(1.31)%	$5,380	368%
$82.62	8.16%		2.59%	2.59%		(1.34)%	$7,792	154%
$76.39	13.47%		2.58%	2.58%		(1.57)%	$10,987	78%

$93.50	(7.19	)%(d)	2.11%	2.03	%(e)	0.55%	$4,362	24	%(d)
$102.40	(1.87)%		1.89%	1.83%		0.44%	$5,321	155%
$106.08	7.77%		1.76%	1.76%		0.19%	$28,186	199%
$98.42	12.89%		1.75%	1.75%		(0.14)%	$18,570	236%
$87.62	21.54%		1.81%	1.75%		0.66%	$54,987	304%
$72.19	9.74%		1.97%	1.78%		(0.19)%	$7,692	327%

$85.46	(7.64	)%(d)	3.08%	3.00	%(e)	(0.42)%	$576	24	%(d)
$92.88	(2.85)%		2.89%	2.83%		(0.56)%	$699	155%
$97.24	6.72%		2.76%	2.76%		(0.81)%	$1,077	199%
$91.12	11.76%		2.75%	2.75%		(1.14)%	$3,907	236%
$81.54	20.33%		2.81%	2.75%		(0.34)%	$4,341	304%
$67.86	8.70%		2.97%	2.78%		(1.19)%	$1,869	327%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)                Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$129.41	(0.12)	(4.36)	(4.48)	—	(5.57)	(5.57)
Year Ended July 31, 2018	$103.20	(0.26)	28.73	28.47	—	(2.26)	(2.26)
Year Ended July 31, 2017	$87.67	(0.30)	15.83	15.53	—	—	—
Year Ended July 31, 2016	$89.56	(0.32)	(1.57)	(1.89)	—	—	—
Year Ended July 31, 2015	$66.74	(0.53)	24.01	23.48	—	(0.66)	(0.66)
Year Ended July 31, 2014	$57.34	(0.52)	11.34	10.82	—	(1.42)	(1.42)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$113.18	(0.69)	(3.88)	(4.57)	—	(5.57)	(5.57)
Year Ended July 31, 2018	$91.41	(1.29)	25.32	24.03	—	(2.26)	(2.26)
Year Ended July 31, 2017	$78.44	(1.14)	14.11	12.97	—	—	—
Year Ended July 31, 2016	$80.93	(1.08)	(1.41)	(2.49)	—	—	—
Year Ended July 31, 2015	$60.97	(1.26)	21.88	20.62	—	(0.66)	(0.66)
Year Ended July 31, 2014	$53.01	(1.10)	10.48	9.38	—	(1.42)	(1.42)
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$14.58	0.08	(1.21)	(1.13)	(1.41)	—	(1.41)
Year Ended July 31, 2018	$13.99	0.17	0.56	0.73	(0.14)	—	(0.14)
Year Ended July 31, 2017	$11.99	0.24	2.15	2.39	(0.39)	—	(0.39)
Year Ended July 31, 2016	$14.48	0.37	(1.50)	(1.13)	(1.36)	—	(1.36)
Year Ended July 31, 2015	$16.16	0.33	(1.85)	(1.52)	(0.16)	—	(0.16)
Year Ended July 31, 2014	$13.91	0.62	1.76	2.38	(0.13)	—	(0.13)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$15.32	0.01	(1.24)	(1.23)	(0.86)	—	(0.86)
Year Ended July 31, 2018	$14.72	0.02	0.58	0.60	—	—	—
Year Ended July 31, 2017	$12.35	0.10	2.27	2.37	—	—	—
Year Ended July 31, 2016	$14.80	0.25	(1.53)	(1.28)	(1.17)	—	(1.17)
Year Ended July 31, 2015	$16.54	0.17	(1.88)	(1.71)	(0.03)	—	(0.03)
Year Ended July 31, 2014	$14.27	0.46	1.83	2.29	(0.02)	—	(0.02)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$119.36	(2.78	)%(d)	1.59%	1.59%	(0.19)%	$41,581	31	%(d)
$129.41	27.92%		1.52%	1.52%	(0.22)%	$131,835	35%
$103.20	17.70%		1.58%	1.58%	(0.32)%	$32,182	123%
$87.67	(2.10)%		1.56%	1.56%	(0.39)%	$39,850	37%
$89.56	35.37%		1.62%	1.62%	(0.65)%	$99,665	32%
$66.74	19.02%		1.73%	1.73%	(0.82)%	$24,348	57%

$103.04	(3.26	)%(d)	2.58%	2.58%	(1.18)%	$1,496	31	%(d)
$113.18	26.64%		2.52%	2.52%	(1.22)%	$5,163	35%
$91.41	16.52%		2.58%	2.58%	(1.32)%	$1,077	123%
$78.44	(3.06)%		2.56%	2.56%	(1.39)%	$722	37%
$80.93	34.02%		2.62%	2.62%	(1.65)%	$4,119	32%
$60.97	17.84%		2.73%	2.73%	(1.82)%	$2,284	57%

$12.04	(7.93	)%(d)	2.42%	1.78%	1.27%	$4,304	466	%(d)
$14.58	5.30	%(e)	1.87%	1.75%	1.19%	$3,109	540%
$13.99	20.40%		1.82%	1.78%	1.90%	$11,133	1,157%
$11.99	(8.11)%		1.84%	1.78%	3.14%	$3,726	718%
$14.48	(9.50)%		1.80%	1.78%	2.18%	$3,628	394%
$16.16	17.24%		1.79%	1.75%	3.94%	$23,050	485%

$13.23	(8.34	)%(d)	3.42%	2.78%	0.27%	$268	466	%(d)
$15.32	4.14	%(e)	2.87%	2.75%	0.19%	$328	540%
$14.72	19.19%		2.82%	2.78%	0.90%	$477	1,157%
$12.35	(8.96)%		2.84%	2.78%	2.14%	$262	718%
$14.80	(10.34)%		2.80%	2.78%	1.18%	$1,631	394%
$16.54	16.06%		2.79%	2.75%	2.94%	$3,755	485%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               During the year ended July 31, 2018, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.

See accompanying notes to the financial statements.

236 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$17.03	0.03	(0.41)	(0.38)
Year Ended July 31, 2018	$17.77	(0.08)	(0.66)	(0.74)
Year Ended July 31, 2017	$17.76	(0.22)	0.23	0.01
Year Ended July 31, 2016	$17.83	(0.28)	0.21	(0.07)
Year Ended July 31, 2015	$21.74	(0.34)	(3.57)	(3.91)
Year Ended July 31, 2014	$22.04	(0.39)	0.09	(0.30)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$15.93	(0.05)	(0.37)	(0.42)
Year Ended July 31, 2018	$16.78	(0.24)	(0.61)	(0.85)
Year Ended July 31, 2017	$16.92	(0.38)	0.24	(0.14)
Year Ended July 31, 2016	$17.16	(0.45)	0.21	(0.24)
Year Ended July 31, 2015	$21.14	(0.53)	(3.45)	(3.98)
Year Ended July 31, 2014	$21.65	(0.61)	0.10	(0.51)
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$23.18	0.05	(1.85)	(1.80)
Year Ended July 31, 2018	$19.90	0.01	3.27	3.28
Year Ended July 31, 2017	$14.65	(0.01)	5.26	5.25
Year Ended July 31, 2016	$15.63	(0.02)	(0.96)	(0.98)
Year Ended July 31, 2015	$12.93	(0.07)	2.77	2.70
Year Ended July 31, 2014	$11.31	(0.06)	1.68	1.62
Service Class
Six Months Ended January 31, 2019 (unaudited)	$19.91	(0.05)	(1.58)	(1.63)
Year Ended July 31, 2018	$17.27	(0.18)	2.82	2.64
Year Ended July 31, 2017	$12.83	(0.16)	4.60	4.44
Year Ended July 31, 2016	$13.83	(0.15)	(0.85)	(1.00)
Year Ended July 31, 2015	$11.56	(0.20)	2.47	2.27
Year Ended July 31, 2014	$10.21	(0.17)	1.52	1.35

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$16.65	(2.23	)%(d)	3.44%	1.78%		0.39%	$2,260	—
$17.03	(4.16)%		2.96%	1.78%		(0.44)%	$1,255	—
$17.77	0.06%		3.38%	1.78%		(1.33)%	$1,965	—
$17.76	(0.39)%		2.43%	1.78%		(1.60)%	$2,480	—
$17.83	(17.99)%		2.48%	1.78%		(1.75)%	$2,829	—
$21.74	(1.36)%		2.46%	1.78%		(1.76)%	$3,940	—

$15.51	(2.64	)%(d)	4.44%	2.78%		(0.61)%	$2,864	—
$15.93	(5.07)%		3.96%	2.78%		(1.44)%	$744	—
$16.78	(0.89)%		4.38%	2.78%		(2.33)%	$487	—
$16.92	(1.34)%		3.43%	2.78%		(2.60)%	$1,285	—
$17.16	(18.83)%		3.48%	2.78%		(2.75)%	$1,798	—
$21.14	(2.36)%		3.46%	2.78%		(2.76)%	$1,684	—

$21.38	(7.73	)%(d)	2.03%	2.03	%(e)	0.44%	$39,444	312	%(d)
$23.18	16.48%		1.66%	1.66%		0.06%	$9,238	360%
$19.90	35.84%		1.68%	1.68%		(0.03)%	$15,981	211%
$14.65	(6.27)%		1.76%	1.76%		(0.14)%	$8,204	275%
$15.63	20.88%		1.77%	1.74%		(0.46)%	$58,917	190%
$12.93	14.32%		1.87%	1.78%		(0.49)%	$8,107	124%

$18.28	(8.19	)%(d)	3.03%	3.03	%(e)	(0.66)%	$604	312	%(d)
$19.91	15.34%		2.66%	2.66%		(0.94)%	$811	360%
$17.27	34.61%		2.68%	2.68%		(1.03)%	$1,588	211%
$12.83	(7.23)%		2.76%	2.76%		(1.14)%	$838	275%
$13.83	19.64%		2.77%	2.74%		(1.46)%	$5,606	190%
$11.56	13.22%		2.87%	2.78%		(1.49)%	$1,486	124%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 237

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$60.66	0.06	0.54 (d)	0.60	(0.02)	—		(0.02)
Year Ended July 31, 2018	$56.25	(0.05)	10.27	10.22	—	(5.81)		(5.81)
Year Ended July 31, 2017	$51.01	(0.14)	5.38	5.24	—	—		—
Year Ended July 31, 2016	$54.33	(0.12)	(3.20)	(3.32)	—	—		—
Year Ended July 31, 2015	$38.48	(0.35)	16.80	16.45	—	(0.60)		(0.60)
Year Ended July 31, 2014	$29.85	(0.22)	8.85	8.63	—	—		—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$50.97	(0.19)	0.45 (d)	0.26	—	—		—
Year Ended July 31, 2018	$48.57	(0.53)	8.74	8.21	—	(5.81)		(5.81)
Year Ended July 31, 2017	$44.49	(0.57)	4.65	4.08	—	—		—
Year Ended July 31, 2016	$47.86	(0.54)	(2.83)	(3.37)	—	—		—
Year Ended July 31, 2015	$34.30	(0.78)	14.94	14.16	—	(0.60)		(0.60)
Year Ended July 31, 2014	$26.87	(0.53)	7.96	7.43	—	—		—
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$110.59	0.03	(10.65)	(10.62)	—	—		—
Year Ended July 31, 2018	$95.83	(0.13)	19.18	19.05	—	(4.29	)(f)	(4.29)
Year Ended July 31, 2017	$75.68	(0.17)	20.32	20.15	—	—		—
Year Ended July 31, 2016	$68.48	(0.23)	7.83	7.60	—	(0.40)		(0.40)
Year Ended July 31, 2015	$63.87	(0.45)	6.12	5.67	—	(1.06)		(1.06)
Year Ended July 31, 2014	$53.13	(0.29)	11.03	10.74	—	—		—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$97.50	(0.42)	(9.38)	(9.80)	—	—		—
Year Ended July 31, 2018	$85.77	(1.06)	17.08	16.02	—	(4.29	)(f)	(4.29)
Year Ended July 31, 2017	$68.41	(0.94)	18.30	17.36	—	—		—
Year Ended July 31, 2016	$62.55	(0.84)	7.10	6.26	—	(0.40)		(0.40)
Year Ended July 31, 2015	$59.01	(1.09)	5.69	4.60	—	(1.06)		(1.06)
Year Ended July 31, 2014	$49.58	(0.87)	10.30	9.43	—	—		—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$61.24	0.99	%(e)	1.56%	1.56%		0.19%	$52,816	149	%(e)
$60.66	19.30%		1.56%	1.56%		(0.09)%	$39,320	151%
$56.25	10.25%		1.58%	1.58%		(0.27)%	$60,081	215%
$51.01	(6.09)%		1.53%	1.53%		(0.26)%	$37,647	7%
$54.33	43.08%		1.61%	1.61%		(0.73)%	$150,159	47%
$38.48	28.91%		1.74%	1.74%		(0.66)%	$42,073	156%

$51.23	0.51	%(e)	2.53%	2.53%		(0.78)%	$2,420	149	%(e)
$50.97	18.14%		2.55%	2.55%		(1.08)%	$2,230	151%
$48.57	9.17%		2.58%	2.58%		(1.27)%	$2,507	215%
$44.49	(7.04)%		2.53%	2.53%		(1.26)%	$3,213	7%
$47.86	41.64%		2.61%	2.61%		(1.73)%	$17,517	47%
$34.30	27.65%		2.74%	2.74%		(1.66)%	$3,690	156%

$99.97	(9.60	)%(e)	1.75%	1.75%		0.06%	$6,374	258	%(e)
$110.59	20.04%		1.63%	1.63%		(0.12)%	$7,850	240%
$95.83	26.61%		1.72%	1.72%		(0.21)%	$27,147	294%
$75.68	11.23%		1.79%	1.79	%(g)	(0.33)%	$12,037	270%
$68.48	8.94%		1.80%	1.74%		(0.65)%	$5,699	308%
$63.87	20.21%		1.86%	1.74%		(0.47)%	$9,281	365%

$87.70	(10.06	)%(e)	2.75%	2.75%		(0.94)%	$1,251	258	%(e)
$97.50	18.83%		2.63%	2.63%		(1.12)%	$510	240%
$85.77	25.36%		2.72%	2.72%		(1.21)%	$889	294%
$68.41	10.14%		2.79%	2.79	%(g)	(1.33)%	$601	270%
$62.55	7.86%		2.80%	2.74%		(1.65)%	$1,809	308%
$59.01	19.02%		2.86%	2.74%		(1.47)%	$1,763	365%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)               Not annualized for periods less than one year.

(f)                Subsequent to the issuance of the July 31, 2018 financial statements, $0.06 of the distribution was determined to be a return of capital.

(g)               The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

238 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$92.57	(0.33)	(5.12)	(5.45)	—	—
Year Ended July 31, 2018	$64.99	(0.75)	34.78	34.03	(6.45)	(6.45)
Year Ended July 31, 2017	$46.16	(0.62)	19.54	18.92	(0.09)	(0.09)
Year Ended July 31, 2016	$46.02	(0.54)	3.66	3.12	(2.98)	(2.98)
Year Ended July 31, 2015	$34.92	(0.50)	11.91	11.41	(0.31)	(0.31)
Year Ended July 31, 2014	$29.25	(0.50)	8.38	7.88	(2.21)	(2.21)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$72.39	(0.67)	(3.93)	(4.60)	—	—
Year Ended July 31, 2018	$52.50	(1.39)	27.73	26.34	(6.45)	(6.45)
Year Ended July 31, 2017	$37.68	(1.06)	15.97	14.91	(0.09)	(0.09)
Year Ended July 31, 2016	$38.48	(0.90)	3.08	2.18	(2.98)	(2.98)
Year Ended July 31, 2015	$29.53	(0.82)	10.08	9.26	(0.31)	(0.31)
Year Ended July 31, 2014	$25.25	(0.80)	7.29	6.49	(2.21)	(2.21)
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$90.85	(0.01)	(3.80)	(3.81)	(1.47)	(1.47)
Year Ended July 31, 2018	$77.09	(0.15)	15.06	14.91	(1.15)	(1.15)
Year Ended July 31, 2017	$68.05	— (e)	9.97	9.97	(0.93)	(0.93)
Year Ended July 31, 2016	$65.97	(0.02)	2.14	2.12	(0.04)	(0.04)
Year Ended July 31, 2015	$59.32	(0.01)	7.81	7.80	(1.15)	(1.15)
Year Ended July 31, 2014	$52.80	(0.06)	8.86	8.80	(2.28)	(2.28)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$77.22	(0.39)	(3.24)	(3.63)	(1.47)	(1.47)
Year Ended July 31, 2018	$66.34	(0.85)	12.88	12.03	(1.15)	(1.15)
Year Ended July 31, 2017	$59.27	(0.62)	8.62	8.00	(0.93)	(0.93)
Year Ended July 31, 2016	$58.05	(0.57)	1.83	1.26	(0.04)	(0.04)
Year Ended July 31, 2015	$52.82	(0.57)	6.95	6.38	(1.15)	(1.15)
Year Ended July 31, 2014	$47.71	(0.57)	7.96	7.39	(2.28)	(2.28)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$87.12	(5.89	)%(d)	1.49%	1.49%	(0.75)%		$194,257	18	%(d)
$92.57	55.54%		1.42%	1.42%	(0.94)%		$275,914	69%
$64.99	41.01%		1.46%	1.46%	(1.17)%		$139,470	27%
$46.16	7.12%		1.50%	1.50%	(1.32)%		$77,895	65%
$46.02	32.96%		1.57%	1.57%	(1.31)%		$76,318	68%
$34.92	27.25%		1.59%	1.59%	(1.44)%		$61,002	133%

$67.79	(6.35	)%(d)	2.49%	2.49%	(1.75)%		$10,594	18	%(d)
$72.39	54.00%		2.42%	2.42%	(1.94)%		$16,652	69%
$52.50	39.59%		2.46%	2.46%	(2.17)%		$8,697	27%
$37.68	6.02%		2.50%	2.50%	(2.32)%		$3,752	65%
$38.48	31.69%		2.56%	2.56%	(2.30)%		$8,932	68%
$29.53	26.01%		2.59%	2.59%	(2.44)%		$4,581	133%

$85.57	(4.06	)%(d)	1.56%	1.56%	(0.03)%		$30,956	264	%(d)
$90.85	19.47%		1.57%	1.57%	(0.18)%		$33,364	380%
$77.09	14.82%		1.68%	1.68%	—	%(f)	$32,726	592%
$68.05	3.23%		1.78%	1.78%	(0.03)%		$23,301	460%
$65.97	13.31%		1.92%	1.78%	(0.01)%		$15,741	550%
$59.32	17.06%		1.99%	1.91%	(0.11)%		$13,666	749%

$72.12	(4.55	)%(d)	2.56%	2.56%	(1.03)%		$1,701	264	%(d)
$77.22	18.28%		2.57%	2.57%	(1.18)%		$1,307	380%
$66.34	13.68%		2.68%	2.68%	(1.00)%		$3,945	592%
$59.27	2.19%		2.78%	2.78%	(1.03)%		$1,165	460%
$58.05	12.22%		2.92%	2.78%	(1.01)%		$8,346	550%
$52.82	15.91%		2.99%	2.91%	(1.11)%		$3,537	749%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               Amount is less than $0.005.

(f)                Amount is less than 0.005%.

See accompanying notes to the financial statements.

Financial Highlights :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$66.00	0.24	(2.66	)(d)	(2.42)	—	(2.22)		(2.22)
Year Ended July 31, 2018	$61.42	0.40	4.84		5.24	(0.42)	(0.22)		(0.64)
Year Ended July 31, 2017	$54.89	0.43	6.23		6.66	(0.13)	—		(0.13)
Year Ended July 31, 2016	$53.40	0.49	1.64		2.13	(0.38)	(0.26)		(0.64)
Year Ended July 31, 2015	$52.78	0.40	2.05		2.45	(0.32)	(1.51)		(1.83)
Year Ended July 31, 2014	$49.97	0.29	5.53		5.82	(0.82)	(2.19)		(3.01)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$59.79	(0.04)	(2.44	)(d)	(2.48)	—	(2.22)		(2.22)
Year Ended July 31, 2018	$55.88	(0.18)	4.34		4.16	—	(0.22)		(0.22)
Year Ended July 31, 2017	$50.33	(0.10)	5.65		5.55	—	—		—
Year Ended July 31, 2016	$49.33	0.02	1.44		1.46	(0.20)	(0.26)		(0.46)
Year Ended July 31, 2015	$49.07	(0.11)	1.88		1.77	—	(1.51)		(1.51)
Year Ended July 31, 2014	$46.63	(0.19)	5.11		4.92	(0.29)	(2.19)		(2.48)
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$91.18	0.10	(7.32)		(7.22)	(0.05)	(2.17)		(2.22)
Year Ended July 31, 2018	$87.31	(0.20)	10.73		10.53	—	(6.66)		(6.66)
Year Ended July 31, 2017	$77.58	(0.42)	10.15		9.73	—	—		—
Year Ended July 31, 2016	$74.89	(0.33)	3.05		2.72	—	(0.03	)(f)	(0.03)
Year Ended July 31, 2015	$69.08	(0.39)	6.86		6.47	—	(0.66)		(0.66)
Year Ended July 31, 2014	$63.20	(0.41)	7.39		6.98	—	(1.10)		(1.10)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$76.62	(0.25)	(6.21)		(6.46)	—	(2.17)		(2.17)
Year Ended July 31, 2018	$75.06	(0.96)	9.18		8.22	—	(6.66)		(6.66)
Year Ended July 31, 2017	$67.36	(1.13)	8.83		7.70	—	—		—
Year Ended July 31, 2016	$65.71	(0.95)	2.63		1.68	—	(0.03	)(f)	(0.03)
Year Ended July 31, 2015	$61.30	(1.04)	6.11		5.07	—	(0.66)		(0.66)
Year Ended July 31, 2014	$56.75	(1.02)	6.67		5.65	—	(1.10)		(1.10)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$61.36	(3.35	)%(e)	1.94%	1.76%	0.76%	$13,478	691	%(e)
$66.02	8.55%		1.85%	1.78%	0.64%	$5,296	788%
$61.42	12.12%		1.85%	1.78%	0.75%	$6,916	498%
$54.89	4.11%		1.86%	1.78%	0.97%	$11,599	813%
$53.40	4.73%		1.96%	1.84%	0.74%	$9,509	600%
$52.78	12.08%		1.89%	1.87%	0.58%	$28,627	593%

$55.09	(3.82	)%(e)	2.94%	2.76%	(0.24)%	$1,842	691	%(e)
$59.82	7.44%		2.85%	2.78%	(0.36)%	$635	788%
$55.88	11.01%		2.85%	2.78%	(0.25)%	$2,159	498%
$50.33	3.06%		2.86%	2.78%	(0.03)%	$2,182	813%
$49.33	3.67%		2.96%	2.84%	(0.26)%	$750	600%
$49.07	10.94%		2.89%	2.87%	(0.42)%	$4,104	593%

$81.74	(7.64	)%(e)	1.67%	1.67%	0.24%	$18,884	7	%(e)
$91.18	12.38%		1.54%	1.54%	(0.23)%	$19,933	21%
$87.31	12.54%		1.57%	1.57%	(0.51)%	$47,686	603%
$77.58	3.64%		1.51%	1.51%	(0.47)%	$56,035	1,455%
$74.89	9.47%		1.46%	1.46%	(0.53)%	$26,624	158%
$69.08	11.12%		1.43%	1.43%	(0.61)%	$25,191	211%

$67.99	(8.10	)%(e)	2.67%	2.67%	(0.76)%	$877	7	%(e)
$76.62	11.26%		2.54%	2.54%	(1.23)%	$783	21%
$75.06	11.41%		2.57%	2.57%	(1.51)%	$952	603%
$67.36	2.57%		2.51%	2.51%	(1.47)%	$981	1,455%
$65.71	8.40%		2.46%	2.46%	(1.53)%	$5,174	158%
$61.30	10.03%		2.43%	2.43%	(1.61)%	$4,877	211%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)               Not annualized for periods less than one year.

(f)                Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be return of capital.

See accompanying notes to the financial statements.

240 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$93.83	(0.12)	(7.68)	(7.80)	—	—	—
Year Ended July 31, 2018	$82.27	(0.50)	12.06	11.56	—	—	—
Year Ended July 31, 2017	$73.58	(0.44)	9.13	8.69	—	—	—
Year Ended July 31, 2016	$72.42	(0.38)	1.54	1.16	—	—	—
Year Ended July 31, 2015	$63.43	(0.33)	9.32	8.99	—	—	—
Year Ended July 31, 2014	$58.12	(0.49)	5.80	5.31	—	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$78.84	(0.49)	(6.43)	(6.92)	—	—	—
Year Ended July 31, 2018	$69.82	(1.25)	10.27	9.02	—	—	—
Year Ended July 31, 2017	$63.07	(1.09)	7.84	6.75	—	—	—
Year Ended July 31, 2016	$62.72	(0.96)	1.31	0.35	—	—	—
Year Ended July 31, 2015	$55.50	(0.94)	8.16	7.22	—	—	—
Year Ended July 31, 2014	$51.38	(1.04)	5.16	4.12	—	—	—
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$78.08	— (e)	(5.41)	(5.41)	(0.11)	(2.36)	(2.47)
Year Ended July 31, 2018	$78.19	(0.11)	8.25	8.14	—	(8.25)	(8.25)
Year Ended July 31, 2017	$69.63	(0.01)	8.99	8.98	(0.18)	(0.24)	(0.42)
Year Ended July 31, 2016	$65.60	0.26	3.77	4.03	—	—	—
Year Ended July 31, 2015	$66.49	(0.04)	2.38	2.34	—	(3.23)	(3.23)
Year Ended July 31, 2014	$59.19	(0.07)	7.37	7.30	—	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$64.88	(0.31)	(4.52)	(4.83)	—	(2.36)	(2.36)
Year Ended July 31, 2018	$66.90	(0.76)	6.99	6.23	—	(8.25)	(8.25)
Year Ended July 31, 2017	$60.06	(0.64)	7.72	7.08	—	(0.24)	(0.24)
Year Ended July 31, 2016	$57.22	(0.29)	3.13	2.84	—	—	—
Year Ended July 31, 2015	$58.98	(0.64)	2.11	1.47	—	(3.23)	(3.23)
Year Ended July 31, 2014	$53.00	(0.64)	6.62	5.98	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$86.03	(8.32	)%(d)	1.80%	1.76%	(0.26)%		$6,390	132	%(d)
$93.83	14.05%		1.70%	1.70%	(0.56)%		$19,895	384%
$82.27	11.81%		1.80%	1.78%	(0.59)%		$9,086	242%
$73.58	1.60%		1.81%	1.78%	(0.58)%		$22,383	666%
$72.42	14.17%		1.85%	1.74%	(0.50)%		$11,267	712%
$63.43	9.14%		1.97%	1.78%	(0.82)%		$6,271	924%

$71.92	(8.78	)%(d)	2.80%	2.76%	(1.26)%		$893	132	%(d)
$78.84	12.92%		2.70%	2.70%	(1.56)%		$950	384%
$69.82	10.68%		2.80%	2.78%	(1.59)%		$1,305	242%
$63.07	0.57%		2.81%	2.78%	(1.58)%		$1,875	666%
$62.72	13.01%		2.85%	2.74%	(1.50)%		$8,069	712%
$55.50	8.02%		2.97%	2.78%	(1.82)%		$3,510	924%

$70.20	(6.53	)%(d)	1.79%	1.78%	—	%(f)	$10,570	353	%(d)
$78.08	10.85%		1.94%	1.78%	(0.15)%		$7,731	312%
$78.19	12.90%		1.85%	1.78%	(0.01)%		$7,609	281%
$69.63	6.14%		1.84%	1.78%	0.41%		$33,251	913%
$65.60	3.65%		2.29%	1.78%	(0.06)%		$5,837	681%
$66.49	12.33%		1.95%	1.78%	(0.11)%		$17,743	689%

$57.69	(6.99	)%(d)	2.79%	2.78%	(1.00)%		$534	353	%(d)
$64.88	9.73%		2.94%	2.78%	(1.15)%		$562	312%
$66.90	11.78%		2.85%	2.78%	(1.01)%		$626	281%
$60.06	4.98%		2.84%	2.78%	(0.59)%		$1,458	913%
$57.22	2.60%		3.29%	2.78%	(1.06)%		$725	681%
$58.98	11.28%		2.95%	2.78%	(1.11)%		$4,816	689%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               Amount is less than $0.005.

(f)                Amount is less than 0.005%.

See accompanying notes to the financial statements.

Financial Highlights :: 241

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Capital Contributions
Mobile Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$72.76	2.05	6.98	(d)	9.03	—	—	—
Year Ended July 31, 2018	$72.31	0.03	0.42	(d)	0.45	—	—	—
Year Ended July 31, 2017	$61.09	(1.02)	12.24		11.22	—	—	—
Year Ended July 31, 2016	$55.37	(0.78)	6.50		5.72	—	—	—
Year Ended July 31, 2015	$54.60	(0.82)	1.59		0.77	—	—	—
Year Ended July 31, 2014	$43.30	(0.84)	12.14		11.30	—	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$60.55	1.70	5.51	(d)	7.21	—	—	—
Year Ended July 31, 2018	$60.80	(0.54)	0.29	(d)	(0.25)	—	—	—
Year Ended July 31, 2017	$51.86	(1.62)	10.56		8.94	—	—	—
Year Ended July 31, 2016	$47.47	(1.20)	5.59		4.39	—	—	—
Year Ended July 31, 2015	$47.30	(1.27)	1.44		0.17	—	—	—
Year Ended July 31, 2014	$37.89	(1.29)	5.47		4.18	—	—	5.23	(f)
Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$71.37	(0.03)	(3.42)		(3.45)	—	—	—
Year Ended July 31, 2018	$58.96	(0.19)	13.07		12.88	(0.47)	(0.47)	—
Year Ended July 31, 2017	$47.81	(0.33)	11.48		11.15	—	—	—
Year Ended July 31, 2016(g)	$46.73	(0.37)	1.45		1.08	—	—	—
Year Ended July 31, 2015(g)	$40.45	(0.38)	7.11		6.73	(0.45)	(0.45)	—
Year Ended July 31, 2014(g)	$33.19	(0.29)	8.47		8.18	(0.92)	(0.92)	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$58.96	(0.31)	(2.83)		(3.14)	—	—	—
Year Ended July 31, 2018	$49.27	(0.74)	10.90		10.16	(0.47)	(0.47)	—
Year Ended July 31, 2017	$40.36	(0.78)	9.69		8.91	—	—	—
Year Ended July 31, 2016(g)	$39.85	(0.75)	1.26		0.51	—	—	—
Year Ended July 31, 2015(g)	$34.91	(0.76)	6.15		5.39	(0.45)	(0.45)	—
Year Ended July 31, 2014(g)	$29.05	(0.62)	7.40		6.78	(0.92)	(0.92)	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$81.79	12.41	%(e)	1.59%	1.59%	4.83%	$119,747	664	%(e)
$72.76	0.62%		2.22%	1.78%	0.05%	$5,680	818%
$72.31	18.37%		1.82%	1.78%	(1.46)%	$7,108	562%
$61.09	10.35%		2.10%	1.78%	(1.59)%	$5,209	962%
$55.37	1.39%		2.01%	1.78%	(1.65)%	$4,747	420%
$54.60	26.10%		1.99%	1.78%	(1.67)%	$6,055	298%

$67.76	11.85	%(e)	2.59%	2.59%	3.83%	$190	664	%(e)
$60.55	(0.38)%		3.22%	2.78%	(0.95)%	$123	818%
$60.80	17.22%		2.82%	2.78%	(2.46)%	$313	562%
$51.86	9.27%		3.10%	2.78%	(2.59)%	$1,236	962%
$47.47	0.36%		3.01%	2.78%	(2.65)%	$183	420%
$47.30	24.84%		2.99%	2.78%	(2.67)%	$277	298%

$67.92	(4.83	)%(e)	1.52%	1.52%	(0.08)%	$67,917	4	%(e)
$71.37	21.94%		1.44%	1.44%	(0.30)%	$83,056	3%
$58.96	23.32%		1.49%	1.49%	(0.64)%	$99,069	4%
$47.81	2.30%		1.54%	1.54%	(0.84)%	$53,723	362%
$46.73	16.75%		1.60%	1.60%	(0.89)%	$53,777	100%
$40.45	24.98%		1.65%	1.65%	(0.82)%	$49,249	147%

$55.82	(5.33	)%(e)	2.51%	2.51%	(1.07)%	$8,136	4	%(e)
$58.96	20.75%		2.44%	2.44%	(1.30)%	$8,137	3%
$49.27	22.05%		2.49%	2.49%	(1.64)%	$5,022	4%
$40.36	1.27%		2.54%	2.54%	(1.84)%	$2,863	362%
$39.85	15.57%		2.60%	2.60%	(1.89)%	$25,334	100%
$34.91	23.72%		2.65%	2.65%	(1.82)%	$8,007	147%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)               Not annualized for periods less than one year.

(f)                The amount includes a voluntary capital contribution from the Advisor. The contribution represented $5.23 to the net asset value and 10.77% to the total return. Without this contribution, the net asset value and total return would have been lower.

(g)               As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

242 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$42.24	0.23	(11.43)	(11.20)	(0.46)	(0.46)
Year Ended July 31, 2018	$33.39	0.29	8.88	9.17	(0.32)	(0.32)
Year Ended July 31, 2017	$35.19	0.28	(1.85)	(1.57)	(0.23)	(0.23)
Year Ended July 31, 2016	$37.47	0.23	(2.34)	(2.11)	(0.17)	(0.17)
Year Ended July 31, 2015	$62.53	0.18	(25.24)	(25.06)	—	—
Year Ended July 31, 2014	$49.37	(0.05)	13.21	13.16	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$36.03	0.08	(9.71)	(9.63)	(0.08)	(0.08)
Year Ended July 31, 2018	$28.53	(0.02)	7.52	7.50	—	—
Year Ended July 31, 2017	$30.19	(0.03)	(1.63)	(1.66)	—	—
Year Ended July 31, 2016	$32.29	(0.06)	(2.04)	(2.10)	—	—
Year Ended July 31, 2015	$54.42	(0.23)	(21.90)	(22.13)	—	—
Year Ended July 31, 2014	$43.40	(0.54)	11.56	11.02	—	—
Oil Equipment & Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$12.62	(0.02)	(5.99)	(6.01)	(0.13)	(0.13)
Year Ended July 31, 2018	$12.54	0.10	0.27 (f)	0.37	(0.29)	(0.29)
Year Ended July 31, 2017	$13.46	0.21	(1.12)	(0.91)	(0.01)	(0.01)
Year Ended July 31, 2016	$17.59	0.05	(4.18)	(4.13)	—	—
Year Ended July 31, 2015	$31.33	0.04	(13.78)	(13.74)	—	—
Year Ended July 31, 2014	$22.60	(0.15)	8.88	8.73	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$11.34	(0.05)	(5.35)	(5.40)	— (g)	— (g)
Year Ended July 31, 2018	$11.25	(0.01)	0.23 (f)	0.22	(0.13)	(0.13)
Year Ended July 31, 2017	$12.18	0.07	(1.00)	(0.93)	—	—
Year Ended July 31, 2016	$16.09	(0.07)	(3.84)	(3.91)	—	—
Year Ended July 31, 2015	$28.95	(0.18)	(12.68)	(12.86)	—	—
Year Ended July 31, 2014	$21.08	(0.41)	8.28	7.87	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$30.58	(26.32	)%(d)	1.69%	1.69%		1.28%	$15,610	24	%(d)
$42.24	27.56%		1.56%	1.56%		0.78%	$43,157	152%
$33.39	(4.58)%		1.60%	1.60%		0.79%	$20,228	110%
$35.19	(5.56)%		1.54%	1.54%		0.69%	$59,096	16%
$37.47	(40.08)%		1.61%	1.61%		0.38%	$23,965	50%
$62.53	26.66%		1.64%	1.64%		(0.10)%	$53,788	68%

$26.32	(26.68	)%(d)	2.69%	2.69%		0.28%	$1,136	24	%(d)
$36.03	26.29%		2.56%	2.56%		(0.22)%	$1,651	152%
$28.53	(5.50)%		2.60%	2.60%		(0.21)%	$1,929	110%
$30.19	(6.50)%		2.54%	2.54%		(0.31)%	$3,140	16%
$32.29	(40.67)%		2.61%	2.61%		(0.62)%	$5,075	50%
$54.42	25.39%		2.64%	2.64%		(1.10)%	$4,173	68%

$6.48	(47.35	)%(d)	2.29%	2.28	%(e)	(0.41)%	$8,050	136	%(d)
$12.62	3.02%		1.60%	1.60%		0.83%	$8,203	316%
$12.54	(6.79)%		1.62%	1.62%		1.42%	$13,703	201%
$13.46	(23.48)%		1.79%	1.78%		0.37%	$12,176	229%
$17.59	(43.86)%		1.78%	1.77%		0.17%	$7,219	92%
$31.33	38.63%		1.75%	1.73%		(0.54)%	$40,907	68%

$5.94	(47.59	)%(d)	3.29%	3.28	%(e)	(1.41)%	$547	136	%(d)
$11.34	1.99%		2.60%	2.60%		(0.17)%	$318	316%
$11.25	(7.71)%		2.62%	2.62%		0.42%	$503	201%
$12.18	(24.24)%		2.79%	2.78%		(0.63)%	$233	229%
$16.09	(44.42)%		2.78%	2.77%		(0.83)%	$472	92%
$28.95	37.33%		2.75%	2.73%		(1.54)%	$3,731	68%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)                The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)               Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 243

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$26.29	0.03	(4.12)	(4.09)	(0.04)	(0.80)		(0.84)
Year Ended July 31, 2018	$25.66	0.12	1.61	1.73	—	(1.10)		(1.10)
Year Ended July 31, 2017	$26.29	0.03	(0.66)	(0.63)	—	—		—
Year Ended July 31, 2016	$26.03	(0.04)	0.32	0.28	—	(0.02	)(e)	(0.02)
Year Ended July 31, 2015	$20.84	(0.08)	6.46	6.38	—	(1.19)		(1.19)
Year Ended July 31, 2014	$17.03	— (f)	4.13	4.13	—	(0.32)		(0.32)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$23.16	(0.08)	(3.62)	(3.70)	—	(0.80)		(0.80)
Year Ended July 31, 2018	$22.96	(0.10)	1.40	1.30	—	(1.10)		(1.10)
Year Ended July 31, 2017	$23.76	(0.19)	(0.61)	(0.80)	—	—		—
Year Ended July 31, 2016	$23.76	(0.25)	0.27	0.02	—	(0.02	)(e)	(0.02)
Year Ended July 31, 2015	$19.30	(0.30)	5.95	5.65	—	(1.19)		(1.19)
Year Ended July 31, 2014	$15.96	(0.18)	3.84	3.66	—	(0.32)		(0.32)
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$32.32	(0.01)	1.05	1.04	—	—		—
Year Ended July 31, 2018	$39.29	(0.22)	(6.75)	(6.97)	—	—		—
Year Ended July 31, 2017	$65.02	(0.36)	(25.37)	(25.73)	—	—		—
Year Ended July 31, 2016(h)	$21.76	(0.35)	43.61	43.26	—	—		—
Year Ended July 31, 2015(h)	$71.85	(0.20)	(49.89)	(50.09)	—	—		—
Year Ended July 31, 2014(h)	$64.40	(0.20)	7.65	7.45	—	—		—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$28.31	(0.13)	0.90	0.77	—	—		—
Year Ended July 31, 2018	$34.75	(0.54)	(5.90)	(6.44)	—	—		—
Year Ended July 31, 2017	$58.09	(0.74)	(22.60)	(23.34)	—	—		—
Year Ended July 31, 2016(h)	$19.65	(0.67)	39.11	38.44	—	—		—
Year Ended July 31, 2015(h)	$65.45	(0.65)	(45.15)	(45.80)	—	—		—
Year Ended July 31, 2014(h)	$59.30	(0.80)	6.95	6.15	—	—		—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$21.36	(15.27	)%(d)	1.80%	1.80%	0.25%		$5,297	152	%(d)
$26.29	6.97%		1.78%	1.78%	0.48%		$7,173	192%
$25.66	(2.40)%		1.75%	1.75%	0.13%		$9,592	159%
$26.29	1.08%		1.76%	1.76%	(0.17)%		$14,631	79%
$26.03	31.57%		1.73%	1.73%	(0.35)%		$24,071	35%
$20.84	24.61%		1.74%	1.74%	—	%(g)	$19,602	92%

$18.66	(15.68	)%(d)	2.80%	2.80%	(0.75)%		$553	152	%(d)
$23.16	5.88%		2.78%	2.78%	(0.52)%		$822	192%
$22.96	(3.37)%		2.75%	2.75%	(0.87)%		$969	159%
$23.76	0.09%		2.76%	2.76%	(1.17)%		$1,468	79%
$23.76	30.26%		2.73%	2.73%	(1.35)%		$2,286	35%
$19.30	23.29%		2.74%	2.74%	(1.00)%		$6,709	92%

$33.36	3.22	%(d)	1.58%	1.58%	(0.04)%		$30,085	76	%(d)
$32.32	(17.74)%		1.52%	1.52%	(0.60)%		$23,965	192%
$39.29	(39.58)%		1.52%	1.52%	(0.84)%		$26,951	309%
$65.02	198.99%		1.55%	1.55%	(1.04)%		$52,251	167%
$21.76	(69.73)%		1.71%	1.71%	(0.48)%		$13,341	117%
$71.85	11.57%		1.75%	1.75%	(0.34)%		$26,134	177%

$29.08	2.72	%(d)	2.58%	2.58%	(1.04)%		$735	76	%(d)
$28.31	(18.53)%		2.52%	2.52%	(1.60)%		$1,465	192%
$34.75	(40.18)%		2.52%	2.52%	(1.84)%		$1,588	309%
$58.09	195.62%		2.55%	2.55%	(2.04)%		$3,468	167%
$19.65	(69.98)%		2.71%	2.71%	(1.48)%		$670	117%
$65.45	10.37%		2.74%	2.74%	(1.33)%		$1,809	177%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               Subsequent to the issuance of the July 31, 2016 financial statements, $0.01 of the distribution was determined to be a return of capital.

(f)                Amount is less than $0.005.

(g)               Amount is less than 0.005%.

(h)              As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

244 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$45.14	0.35	1.55 (d)	1.90	(0.51)		(0.51)
Year Ended July 31, 2018	$43.65	0.22	1.27	1.49	—		—
Year Ended July 31, 2017	$47.55	0.09	(2.52)	(2.43)	(1.47	)(f)	(1.47)
Year Ended July 31, 2016	$37.58	0.21	9.83	10.04	(0.07)		(0.07)
Year Ended July 31, 2015	$34.24	0.08	3.39	3.47	(0.13)		(0.13)
Year Ended July 31, 2014	$29.59	0.15	4.54	4.69	(0.04)		(0.04)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$42.78	0.14	1.52 (d)	1.66	—		—
Year Ended July 31, 2018	$41.77	(0.18)	1.19	1.01	—		—
Year Ended July 31, 2017	$45.73	(0.32)	(2.44)	(2.76)	(1.20	)(f)	(1.20)
Year Ended July 31, 2016	$36.44	(0.17)	9.46	9.29	—		—
Year Ended July 31, 2015	$33.44	(0.30)	3.30	3.00	—		—
Year Ended July 31, 2014	$29.14	(0.16)	4.46	4.30	—		—
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$41.55	0.12	(1.29)	(1.17)	—		—
Year Ended July 31, 2018	$41.26	(0.08)	0.37	0.29	—		—
Year Ended July 31, 2017(g)	$36.13	(0.44)	5.57	5.13	—		—
Year Ended July 31, 2016(g)	$46.76	(0.56)	(10.07)	(10.63)	—		—
Year Ended July 31, 2015(g)	$56.03	(0.72)	(8.55)	(9.27)	—		—
Year Ended July 31, 2014(g)	$65.03	(0.96)	(8.04)	(9.00)	—		—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$37.17	(0.07)	(1.17)	(1.24)	—		—
Year Ended July 31, 2018	$37.27	(0.45)	0.35	(0.10)	—		—
Year Ended July 31, 2017(g)	$32.96	(0.81)	5.12	4.31	—		—
Year Ended July 31, 2016(g)	$43.10	(0.96)	(9.18)	(10.14)	—		—
Year Ended July 31, 2015(g)	$52.18	(1.20)	(7.88)	(9.08)	—		—
Year Ended July 31, 2014(g)	$61.21	(1.52)	(7.51)	(9.03)	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$46.53	4.40	%(e)	1.74%	1.74%	1.57%	$55,145	302	%(e)
$45.14	3.41%		1.92%	1.89%	0.52%	$6,197	374%
$43.65	(4.85)%		1.68%	1.68%	0.21%	$10,717	195%
$47.55	26.77%		1.65%	1.65%	0.55%	$64,740	101%
$37.58	10.15%		1.74%	1.74%	0.20%	$22,679	112%
$34.24	15.90%		1.78%	1.78%	0.50%	$24,795	162%

$44.44	3.88	%(e)	2.74%	2.74%	0.57%	$666	302	%(e)
$42.78	2.42%		2.92%	2.89%	(0.48)%	$737	374%
$41.77	(5.79)%		2.68%	2.68%	(0.79)%	$692	195%
$45.73	25.49%		2.65%	2.65%	(0.45)%	$5,669	101%
$36.44	8.97%		2.74%	2.74%	(0.80)%	$3,030	112%
$33.44	14.76%		2.78%	2.78%	(0.50)%	$4,403	162%

$40.38	(2.79	)%(e)	1.53%	1.53%	0.56%	$19,917	—
$41.55	0.70%		1.50%	1.50%	(0.21)%	$26,114	—
$41.26	14.10%		1.54%	1.54%	(1.06)%	$32,933	—
$36.13	(22.60)%		1.48%	1.48%	(1.30)%	$34,905	—
$46.76	(16.57)%		1.57%	1.57%	(1.54)%	$61,774	—
$56.03	(13.90)%		1.57%	1.57%	(1.55)%	$87,658	—

$35.93	(3.34	)%(e)	2.53%	2.53%	(0.44)%	$427	—
$37.17	(0.27)%		2.50%	2.50%	(1.21)%	$1,031	—
$37.27	13.08%		2.54%	2.54%	(2.06)%	$518	—
$32.96	(23.56)%		2.48%	2.48%	(2.30)%	$2,172	—
$43.10	(17.33)%		2.57%	2.57%	(2.54)%	$10,014	—
$52.18	(14.77)%		2.57%	2.57%	(2.55)%	$4,538	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)               Not annualized for periods less than one year.

(f)                Subsequent to the issuance of the July 31, 2017 financial statements, $0.11 and $0.09 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.

(g)               As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investments Activities	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$15.46	0.03	(0.51)	(0.48)	—	—
Year Ended July 31, 2018	$14.91	(0.06)	0.61	0.55	—	—
Year Ended July 31, 2017	$14.26	(0.18)	0.83	0.65	—	—
Year Ended July 31, 2016	$15.80	(0.23)	(1.31)	(1.54)	—	—
Year Ended July 31, 2015	$17.08	(0.27)	(1.01)	(1.28)	—	—
Year Ended July 31, 2014	$18.06	(0.29)	(0.69)	(0.98)	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$14.57	(0.04)	(0.47)	(0.51)	—	—
Year Ended July 31, 2018	$14.20	(0.20)	0.57	0.37	—	—
Year Ended July 31, 2017	$13.72	(0.33)	0.81	0.48	—	—
Year Ended July 31, 2016	$15.34	(0.37)	(1.25)	(1.62)	—	—
Year Ended July 31, 2015	$16.76	(0.43)	(0.99)	(1.42)	—	—
Year Ended July 31, 2014	$17.89	(0.47)	(0.66)	(1.13)	—	—
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$27.81	0.03	0.61	0.64	(0.12)	(0.12)
Year Ended July 31, 2018	$27.10	(0.15)	0.86	0.71	—	—
Year Ended July 31, 2017	$28.06	(0.36)	(0.60)	(0.96)	—	—
Year Ended July 31, 2016	$29.06	(0.41)	(0.59)	(1.00)	—	—
Year Ended July 31, 2015	$24.94	(0.42)	4.54	4.12	—	—
Year Ended July 31, 2014	$25.58	(0.44)	(0.20)	(0.64)	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$25.02	(0.10)	0.53	0.43	(0.12)	(0.12)
Year Ended July 31, 2018	$24.59	(0.40)	0.83	0.43	—	—
Year Ended July 31, 2017	$25.74	(0.62)	(0.53)	(1.15)	—	—
Year Ended July 31, 2016	$26.93	(0.68)	(0.51)	(1.19)	—	—
Year Ended July 31, 2015	$23.34	(0.68)	4.27	3.59	—	—
Year Ended July 31, 2014	$24.18	(0.67)	(0.17)	(0.84)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$14.98	(3.10	)%(d)	1.63%	1.63%	0.41%	$7,258	—
$15.46	3.69%		1.73%	1.73%	(0.37)%	$16,172	—
$14.91	4.48%		1.73%	1.73%	(1.22)%	$8,677	—
$14.26	(9.68)%		1.63%	1.63%	(1.49)%	$7,982	—
$15.80	(7.49)%		1.69%	1.69%	(1.66)%	$22,770	—
$17.08	(5.43)%		1.65%	1.65%	(1.64)%	$24,053	—

$14.06	(3.50	)%(d)	2.63%	2.63%	(0.59)%	$367	—
$14.57	2.61%		2.73%	2.73%	(1.37)%	$350	—
$14.20	3.50%		2.73%	2.73%	(2.22)%	$486	—
$13.72	(10.56)%		2.63%	2.63%	(2.49)%	$1,340	—
$15.34	(8.47)%		2.69%	2.69%	(2.66)%	$394	—
$16.76	(6.32)%		2.65%	2.65%	(2.64)%	$785	—

$28.33	2.30	%(d)	1.81%	1.81%	0.20%	$10,389	—
$27.81	2.62%		1.80%	1.80%	(0.57)%	$14,793	—
$27.10	(3.42)%		1.67%	1.67%	(1.25)%	$17,956	—
$28.06	(3.44)%		1.65%	1.65%	(1.48)%	$33,566	—
$29.06	16.52%		1.57%	1.57%	(1.54)%	$35,640	—
$24.94	(2.50)%		1.80%	1.79%	(1.78)%	$20,768	—

$25.33	1.72	%(d)	2.81%	2.81%	(0.80)%	$3,457	—
$25.02	1.67%		2.80%	2.80%	(1.57)%	$1,002	—
$24.59	(4.39)%		2.67%	2.67%	(2.25)%	$4,399	—
$25.74	(4.42)%		2.65%	2.65%	(2.48)%	$12,531	—
$26.93	15.38%		2.57%	2.57%	(2.54)%	$14,610	—
$23.34	(3.47)%		2.80%	2.79%	(2.78)%	$9,755	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)              Not annualized for periods less than one year.

See accompanying notes to the financial statements.

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$61.56	0.24	(12.28)	(12.04)	(0.53)		(12.65)	(13.18)
Year Ended July 31, 2018	$48.20	0.04	19.14	19.18	(0.06)		(5.76)	(5.82)
Year Ended July 31, 2017	$33.02	— (e)	15.36	15.36	(0.06)		(0.12)	(0.18)
Year Ended July 31, 2016	$25.08	(0.03)	8.16	8.13	—		(0.19)	(0.19)
Year Ended July 31, 2015	$24.93	(0.01)	0.16	0.15	—		—	—
Year Ended July 31, 2014	$16.26	(0.16)	8.86	8.70	(0.03	)(g)	—	(0.03)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$51.46	0.02	(10.50)	(10.48)	—		(12.65)	(12.65)
Year Ended July 31, 2018	$41.34	(0.47)	16.35	15.88	—		(5.76)	(5.76)
Year Ended July 31, 2017	$28.58	(0.35)	13.23	12.88	—		(0.12)	(0.12)
Year Ended July 31, 2016	$21.95	(0.27)	7.09	6.82	—		(0.19)	(0.19)
Year Ended July 31, 2015	$22.04	(0.26)	0.17	(0.09)	—		—	—
Year Ended July 31, 2014	$14.50	(0.34)	7.88	7.54	—		—	—
Short Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$9.33	0.02	0.16 (h)	0.18	—		—	—
Year Ended July 31, 2018	$11.77	(0.05)	(2.39)	(2.44)	—		—	—
Year Ended July 31, 2017	$15.01	(0.19)	(3.05)	(3.24)	—		—	—
Year Ended July 31, 2016	$16.68	(0.27)	(1.40)	(1.67)	—		—	—
Year Ended July 31, 2015	$20.87	(0.32)	(3.87)	(4.19)	—		—	—
Year Ended July 31, 2014(i)	$27.80	(0.41)	(6.52)	(6.93)	—		—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$8.49	(0.03)	0.16 (h)	0.13	—		—	—
Year Ended July 31, 2018	$10.82	(0.14)	(2.19)	(2.33)	—		—	—
Year Ended July 31, 2017	$13.93	(0.32)	(2.79)	(3.11)	—		—	—
Year Ended July 31, 2016	$15.61	(0.43)	(1.25)	(1.68)	—		—	—
Year Ended July 31, 2015	$19.69	(0.50)	(3.58)	(4.08)	—		—	—
Year Ended July 31, 2014(i)	$26.50	(0.64)	(6.17)	(6.81)	—		—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$36.34	(16.87	)%(d)	1.50%	1.50%	0.84%		$29,660	9	%(d)
$61.56	40.36%		1.44%	1.44%	0.07%		$245,143	56%
$48.20	46.57%		1.46%	1.46%	—	%(f)	$176,966	27%
$33.02	32.59%		1.77%	1.77%	(0.13)%		$18,500	253%
$25.08	0.60%		1.71%	1.71%	(0.05)%		$14,804	40%
$24.93	53.55%		1.76%	1.73%	(0.70)%		$76,034	193%

$28.33	(17.29	)%(d)	2.50%	2.50%	(0.16)%		$1,585	9	%(d)
$51.46	38.97%		2.44%	2.44%	(0.93)%		$4,691	56%
$41.34	45.10%		2.46%	2.46%	(1.00)%		$4,151	27%
$28.58	31.26%		2.77%	2.77%	(1.13)%		$517	253%
$21.95	(0.41)%		2.71%	2.71%	(1.05)%		$843	40%
$22.04	52.00%		2.76%	2.73%	(1.70)%		$2,951	193%

$9.51	1.93	%(d)	2.54%	1.78%	0.34%		$3,388	—
$9.33	(20.66)%		2.42%	1.78%	(0.44)%		$2,572	—
$11.77	(21.65)%		2.24%	1.77%	(1.37)%		$2,444	—
$15.01	(10.01)%		1.86%	1.78%	(1.64)%		$9,912	—
$16.68	(20.08)%		2.26%	1.78%	(1.75)%		$47,555	—
$20.87	(24.93)%		2.05%	1.78%	(1.76)%		$12,146	—

$8.62	1.41	%(d)	3.54%	2.78%	(0.66)%		$38	—
$8.49	(21.46)%		3.42%	2.78%	(1.44)%		$360	—
$10.82	(22.40)%		3.24%	2.77%	(2.37)%		$141	—
$13.93	(10.76)%		2.86%	2.78%	(2.64)%		$164	—
$15.61	(20.72)%		3.26%	2.78%	(2.75)%		$2,348	—
$19.69	(25.70)%		3.05%	2.78%	(2.76)%		$865	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               Amount is less than $0.005.

(f)                Amount is less than 0.005%.

(g)               Subsequent to the issuance of the July 31, 2014 financial statements, $0.03 of the distribution was determined to be a return of capital.

(h)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(i)                  As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$39.19	0.08	6.99	7.07
Year Ended July 31, 2018	$48.45	(0.21)	(9.05)	(9.26)
Year Ended July 31, 2017(e)	$50.10	(0.61)	(1.04)	(1.65)
Year Ended July 31, 2016(e)	$55.12	(0.96)	(4.06)	(5.02)
Year Ended July 31, 2015(e)	$42.89	(0.80)	13.03	12.23
Year Ended July 31, 2014(e)	$52.55	(0.80)	(8.86)	(9.66)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$37.27	(0.14)	6.77	6.63
Year Ended July 31, 2018	$46.66	(0.68)	(8.71)	(9.39)
Year Ended July 31, 2017(e)	$48.73	(1.06)	(1.01)	(2.07)
Year Ended July 31, 2016(e)	$54.22	(1.52)	(3.97)	(5.49)
Year Ended July 31, 2015(e)	$42.67	(1.36)	12.91	11.55
Year Ended July 31, 2014(e)	$52.82	(1.36)	(8.79)	(10.15)
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$42.91	0.07	(3.62)	(3.55)
Year Ended July 31, 2018	$40.33	(0.21)	2.79	2.58
Year Ended July 31, 2017(e)	$35.17	(0.57)	5.73	5.16
Year Ended July 31, 2016(e)	$105.09	(1.12)	(68.80)	(69.92)
Year Ended July 31, 2015(e)	$59.25	(1.36)	47.20	45.84
Year Ended July 31, 2014(e)	$73.62	(1.20)	(13.17)	(14.37)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$42.65	(0.16)	(3.57)	(3.73)
Year Ended July 31, 2018	$40.48	(0.61)	2.78	2.17
Year Ended July 31, 2017(e)	$35.70	(0.97)	5.75	4.78
Year Ended July 31, 2016(e)	$107.82	(2.00)	(70.12)	(72.12)
Year Ended July 31, 2015(e)	$61.45	(2.16)	48.53	46.37
Year Ended July 31, 2014(e)	$76.99	(1.92)	(13.62)	(15.54)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$46.26	18.04	%(d)	3.06%	1.78%		0.34%	$1,872	—
$39.19	(19.11)%		2.62%	1.78%		(0.48)%	$1,636	—
$48.45	(3.25)%		2.76%	1.77%		(1.30)%	$2,491	—
$50.10	(9.14)%		2.26%	1.80	%(f)	(1.64)%	$2,922	—
$55.12	28.54%		2.50%	1.74%		(1.71)%	$2,725	—
$42.89	(18.42)%		2.60%	1.78%		(1.76)%	$3,494	—

$43.90	17.56	%(d)	4.06%	2.78%		(0.66)%	$11	—
$37.27	(19.95)%		3.62%	2.78%		(1.48)%	$3	—
$46.66	(4.21)%		3.76%	2.77%		(2.30)%	$139	—
$48.73	(10.18)%		3.26%	2.80	%(f)	(2.64)%	$283	—
$54.22	27.20%		3.50%	2.74%		(2.71)%	$114	—
$42.67	(19.24)%		3.60%	2.78%		(2.76)%	$38	—

$39.36	(8.27	)%(d)	2.05%	1.78%		0.32%	$6,086	—
$42.91	6.40%		2.18%	1.78%		(0.53)%	$6,552	—
$40.33	14.57%		2.00%	1.85%		(1.39)%	$3,432	—
$35.17	(66.51)%		1.98%	1.86%		(1.70)%	$11,839	—
$105.09	77.33%		1.75%	1.75%		(1.72)%	$11,647	—
$59.25	(19.46)%		1.87%	1.78%		(1.76)%	$2,744	—

$38.92	(8.75	)%(d)	3.05%	2.78%		(0.68)%	$1,036	—
$42.65	5.36%		3.18%	2.78%		(1.53)%	$42	—
$40.48	13.45%		3.00%	2.85%		(2.39)%	$336	—
$35.70	(66.91)%		2.98%	2.86%		(2.70)%	$7,692	—
$107.82	75.52%		2.75%	2.75%		(2.72)%	$12,483	—
$61.45	(20.17)%		2.87%	2.78%		(2.76)%	$5,531	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)              Not annualized for periods less than one year.

(e)               As described in Note 9, share amounts adjusted for 1:8 reverse share split that occurred on December 5, 2016.

(f)                The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$14.61	0.02	(0.68)	(0.66)
Year Ended July 31, 2018	$15.43	(0.06)	(0.76)	(0.82)
Year Ended July 31, 2017	$15.67	(0.23)	(0.01)	(0.24)
Year Ended July 31, 2016	$19.65	(0.31)	(3.67)	(3.98)
Year Ended July 31, 2015	$22.19	(0.35)	(2.19)	(2.54)
Year Ended July 31, 2014(e)	$25.85	(0.45)	(3.21)	(3.66)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$13.20	(0.04)	(0.62)	(0.66)
Year Ended July 31, 2018	$14.08	(0.20)	(0.68)	(0.88)
Year Ended July 31, 2017	$14.45	(0.39)	0.02	(0.37)
Year Ended July 31, 2016	$18.28	(0.48)	(3.35)	(3.83)
Year Ended July 31, 2015	$20.84	(0.54)	(2.02)	(2.56)
Year Ended July 31, 2014(e)	$24.50	(0.69)	(2.97)	(3.66)
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$12.68	0.03	1.15	1.18
Year Ended July 31, 2018	$15.29	(0.09)	(2.52)	(2.61)
Year Ended July 31, 2017	$18.74	(0.25)	(3.20)	(3.45)
Year Ended July 31, 2016	$19.90	(0.33)	(0.83)	(1.16)
Year Ended July 31, 2015	$23.37	(0.37)	(3.10)	(3.47)
Year Ended July 31, 2014(e)	$26.65	(0.42)	(2.86)	(3.28)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$12.31	(0.04)	1.12	1.08
Year Ended July 31, 2018	$15.01	(0.22)	(2.48)	(2.70)
Year Ended July 31, 2017	$18.58	(0.42)	(3.15)	(3.57)
Year Ended July 31, 2016	$19.94	(0.55)	(0.81)	(1.36)
Year Ended July 31, 2015	$23.63	(0.58)	(3.11)	(3.69)
Year Ended July 31, 2014(e)	$27.20	(0.67)	(2.90)	(3.57)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$13.95	(4.52	)%(d)	3.32%	1.78%	0.32%	$1,692	—
$14.61	(5.31)%		3.16%	1.78%	(0.38)%	$1,453	—
$15.43	(1.53)%		3.33%	1.78%	(1.39)%	$772	—
$15.67	(20.25)%		2.91%	1.78%	(1.64)%	$1,268	—
$19.65	(11.45)%		2.68%	1.78%	(1.75)%	$3,646	—
$22.19	(14.16)%		2.28%	1.78%	(1.76)%	$870	—

$12.54	(5.00	)%(d)	4.32%	2.78%	(0.68)%	$87	—
$13.20	(6.25)%		4.16%	2.78%	(1.38)%	$364	—
$14.08	(2.56)%		4.33%	2.78%	(2.39)%	$10	—
$14.45	(21.00)%		3.91%	2.78%	(2.64)%	$8	—
$18.28	(12.19)%		3.68%	2.78%	(2.75)%	$8	—
$20.84	(14.98)%		3.28%	2.78%	(2.76)%	$18	—

$13.86	9.31	%(d)	3.01%	1.78%	0.41%	$1,970	—
$12.68	(17.07)%		2.73%	1.86%	(0.61)%	$3,456	—
$15.29	(18.41)%		2.09%	1.85%	(1.44)%	$1,526	—
$18.74	(5.83)%		1.74%	1.74%	(1.58)%	$7,178	—
$19.90	(14.85)%		1.86%	1.78%	(1.75)%	$5,756	—
$23.37	(12.31)%		2.10%	1.78%	(1.76)%	$14,261	—

$13.39	8.69	%(d)	4.00%	2.77%	(0.58)%	$35	—
$12.31	(17.92)%		3.73%	2.86%	(1.61)%	$155	—
$15.01	(19.21)%		3.09%	2.85%	(2.44)%	$373	—
$18.58	(6.82)%		2.74%	2.74%	(2.58)%	$4,150	—
$19.94	(15.62)%		2.86%	2.78%	(2.75)%	$5,124	—
$23.63	(12.97)%		3.10%	2.78%	(2.76)%	$1,501	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)              Not annualized for periods less than one year.

(e)               As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$90.80	0.05	(9.53)	(9.48)	—	—
Year Ended July 31, 2018	$78.18	(0.28)	12.90	12.62	—	—
Year Ended July 31, 2017	$67.60	(0.66)	11.24	10.58	—	—
Year Ended July 31, 2016	$68.32	(0.72)	— (f)	(0.72)	—	—
Year Ended July 31, 2015	$62.44	(0.92)	6.80	5.88	—	—
Year Ended July 31, 2014	$58.41	(0.61)	4.64	4.03	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$76.65	(0.32)	(8.02)	(8.34)	—	—
Year Ended July 31, 2018	$66.62	(1.01)	11.04	10.03	—	—
Year Ended July 31, 2017	$58.16	(1.29)	9.75	8.46	—	—
Year Ended July 31, 2016	$59.37	(1.26)	0.05	(1.21)	—	—
Year Ended July 31, 2015	$54.78	(1.50)	6.09	4.59	—	—
Year Ended July 31, 2014	$51.77	(1.17)	4.18	3.01	—	—
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$99.63	(0.24)	(10.52)	(10.76)	(3.37)	(3.37)
Year Ended July 31, 2018	$80.84	(0.72)	19.51	18.79	—	—
Year Ended July 31, 2017	$69.40	(0.43)	11.87	11.44	—	—
Year Ended July 31, 2016	$70.34	(0.34)	1.06	0.72	(1.66)	(1.66)
Year Ended July 31, 2015	$65.44	(0.38)	10.15	9.77	(4.87)	(4.87)
Year Ended July 31, 2014	$60.56	(0.58)	5.46	4.88	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$82.80	(0.63)	(8.74)	(9.37)	(3.37)	(3.37)
Year Ended July 31, 2018	$67.86	(1.44)	16.38	14.94	—	—
Year Ended July 31, 2017	$58.86	(1.08)	10.08	9.00	—	—
Year Ended July 31, 2016	$60.54	(0.90)	0.88	(0.02)	(1.66)	(1.66)
Year Ended July 31, 2015	$57.48	(0.97)	8.90	7.93	(4.87)	(4.87)
Year Ended July 31, 2014	$53.76	(1.16)	4.88	3.72	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$81.32	(10.44	)%(d)	1.77%	1.77%	0.12%	$19,274	—	(d)(e)
$90.80	16.14%		1.58%	1.58%	(0.34)%	$43,292	63%
$78.18	15.65%		1.79%	1.76%	(0.90)%	$28,094	401%
$67.60	(1.05)%		1.93%	1.80%	(1.16)%	$48,967	190%
$68.32	9.49%		1.85%	1.76%	(1.39)%	$22,679	114%
$62.44	6.83%		1.75%	1.72%	(0.96)%	$13,987	252%

$68.31	(10.88	)%(d)	2.77%	2.77%	(0.88)%	$533	—	(d)(e)
$76.65	15.06%		2.58%	2.58%	(1.34)%	$2,705	63%
$66.62	14.53%		2.79%	2.76%	(1.90)%	$1,260	401%
$58.16	(2.02)%		2.93%	2.80%	(2.16)%	$560	190%
$59.37	8.42%		2.85%	2.76%	(2.39)%	$4,217	114%
$54.78	5.76%		2.75%	2.72%	(1.96)%	$2,342	252%

$85.50	(10.46	)%(d)	1.61%	1.61%	(0.50)%	$14,694	291	%(d)
$99.63	23.24%		1.68%	1.68%	(0.81)%	$28,543	629%
$80.84	16.48%		1.78%	1.78%	(0.57)%	$15,569	511%
$69.40	1.21%		1.91%	1.78%	(0.53)%	$16,250	710%
$70.34	15.60%		1.85%	1.74%	(0.58)%	$23,772	887%
$65.44	8.06%		2.01%	1.78%	(0.91)%	$7,929	654%

$70.06	(10.91	)%(d)	2.61%	2.61%	(1.50)%	$982	291	%(d)
$82.80	22.02%		2.68%	2.68%	(1.81)%	$1,751	629%
$67.86	15.27%		2.78%	2.78%	(1.57)%	$2,651	511%
$58.86	0.18%		2.91%	2.78%	(1.53)%	$998	710%
$60.54	14.50%		2.85%	2.74%	(1.58)%	$4,465	887%
$57.48	6.92%		3.01%	2.78%	(1.91)%	$1,321	654%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               Amount is less than 0.5%.

(f)                Amount is less than $0.005.

See accompanying notes to the financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$98.51	0.09	(12.58)	(12.49)	(9.00)	(9.00)
Year Ended July 31, 2018	$83.05	(0.19)	15.65	15.46	—	—
Year Ended July 31, 2017	$72.53	(0.17)	10.69	10.52	—	—
Year Ended July 31, 2016	$68.18	0.03	4.32	4.35	—	—
Year Ended July 31, 2015	$65.61	(0.23)	2.80	2.57	—	—
Year Ended July 31, 2014	$60.00	(0.13)	5.74	5.61	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$83.80	(0.28)	(10.89)	(11.17)	(9.00)	(9.00)
Year Ended July 31, 2018	$71.35	(0.96)	13.41	12.45	—	—
Year Ended July 31, 2017	$62.93	(0.85)	9.27	8.42	—	—
Year Ended July 31, 2016	$59.75	(0.54)	3.72	3.18	—	—
Year Ended July 31, 2015	$58.07	(0.83)	2.51	1.68	—	—
Year Ended July 31, 2014	$53.66	(0.71)	5.12	4.41	—	—
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$127.47	0.04	(11.25)	(11.21)	(0.23)	(0.23)
Year Ended July 31, 2018	$96.04	(0.22)	36.68	36.46	(5.03)	(5.03)
Year Ended July 31, 2017	$67.70	(0.29)	28.63	28.34	—	—
Year Ended July 31, 2016	$62.10	(0.21)	5.81	5.60	—	—
Year Ended July 31, 2015	$54.74	(0.36)	7.72	7.36	—	—
Year Ended July 31, 2014	$38.64	(0.45)	16.55	16.10	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$107.76	(0.50)	(9.48)	(9.98)	(0.23)	(0.23)
Year Ended July 31, 2018	$82.63	(1.21)	31.37	30.16	(5.03)	(5.03)
Year Ended July 31, 2017	$58.83	(1.01)	24.81	23.80	—	—
Year Ended July 31, 2016	$54.50	(0.74)	5.07	4.33	—	—
Year Ended July 31, 2015	$48.52	(0.88)	6.86	5.98	—	—
Year Ended July 31, 2014	$34.60	(0.88)	14.80	13.92	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$77.02	(11.45	)%(d)	1.75%	1.73%	0.20%	$20,423	168	%(d)
$98.51	18.61%		1.75%	1.75%	(0.21)%	$32,670	447%
$83.05	14.49%		1.78%	1.78%	(0.21)%	$13,113	393%
$72.53	6.40%		1.83%	1.81%	0.05%	$25,071	1,206%
$68.18	3.92%		2.21%	1.89%	(0.34)%	$5,541	1,184%
$65.61	9.35%		1.75%	1.73%	(0.21)%	$4,959	413%

$63.63	(11.90	)%(d)	2.75%	2.73%	(0.80)%	$408	168	%(d)
$83.80	17.45%		2.75%	2.75%	(1.21)%	$480	447%
$71.35	13.34%		2.78%	2.78%	(1.21)%	$657	393%
$62.93	5.37%		2.83%	2.81%	(0.95)%	$594	1,206%
$59.75	2.88%		3.21%	2.89%	(1.34)%	$373	1,184%
$58.07	8.22%		2.75%	2.73%	(1.21)%	$2,550	413%

$116.03	(8.77	)%(d)	1.54%	1.54%	0.06%	$25,875	70	%(d)
$127.47	38.70%		1.49%	1.49%	(0.19)%	$96,683	174%
$96.04	41.84%		1.55%	1.55%	(0.35)%	$76,225	107%
$67.70	9.03%		1.82%	1.76%	(0.35)%	$10,270	151%
$62.10	13.45%		1.71%	1.71%	(0.60)%	$10,010	273%
$54.74	41.67%		1.80%	1.78%	(0.98)%	$27,673	322%

$97.55	(9.23	)%(d)	2.54%	2.54%	(0.94)%	$1,673	70	%(d)
$107.76	37.31%		2.49%	2.49%	(1.19)%	$5,780	174%
$82.63	40.43%		2.55%	2.55%	(1.35)%	$3,631	107%
$58.83	7.96%		2.82%	2.76%	(1.35)%	$1,061	151%
$54.50	12.33%		2.71%	2.71%	(1.60)%	$2,090	273%
$48.52	40.23%		2.80%	2.78%	(1.98)%	$5,292	322%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$21.33	(0.01)	(0.98)	(0.99)	(0.52)		(0.52)
Year Ended July 31, 2018	$24.17	0.39	(2.30)	(1.91)	(0.93)		(0.93)
Year Ended July 31, 2017	$27.53	0.20	(3.56)	(3.36)	—		—
Year Ended July 31, 2016	$20.74	0.59	6.64	7.23	(0.44)		(0.44)
Year Ended July 31, 2015	$21.88	0.43	(1.51)	(1.08)	(0.06)		(0.06)
Year Ended July 31, 2014	$19.41	0.09	2.49	2.58	(0.11)		(0.11)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$20.24	(0.11)	(0.88)	(0.99)	(0.08)		(0.08)
Year Ended July 31, 2018	$22.78	0.18	(2.26)	(2.08)	(0.46)		(0.46)
Year Ended July 31, 2017	$26.20	(0.04)	(3.38)	(3.42)	—		—
Year Ended July 31, 2016	$19.78	0.37	6.30	6.67	(0.25)		(0.25)
Year Ended July 31, 2015	$21.01	0.23	(1.46)	(1.23)	—		—
Year Ended July 31, 2014	$18.71	(0.11)	2.41	2.30	—		—
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$52.14	0.28	1.10 (e)	1.38	(0.29)		(0.29)
Year Ended July 31, 2018	$53.83	0.20	(1.78)	(1.58)	(0.11)		(0.11)
Year Ended July 31, 2017	$63.97	(0.33)	(9.81)	(10.14)	—		—
Year Ended July 31, 2016	$52.34	(0.37)	12.00	11.63	—		—
Year Ended July 31, 2015	$46.74	— (f)	5.60	5.60	—		—
Year Ended July 31, 2014	$42.28	0.12	4.36	4.48	(0.02	)(g)	(0.02)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$48.09	0.05	0.97 (e)	1.02	(0.04)		(0.04)
Year Ended July 31, 2018	$50.07	(0.29)	(1.68)	(1.97)	(0.01)		(0.01)
Year Ended July 31, 2017	$60.10	(0.87)	(9.16)	(10.03)	—		—
Year Ended July 31, 2016	$49.67	(0.90)	11.33	10.43	—		—
Year Ended July 31, 2015	$44.75	(0.51)	5.43	4.92	—		—
Year Ended July 31, 2014	$40.94	(0.29)	4.10	3.81	—	(f)(g)	— (f)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$19.82	(4.37	)%(d)	2.47%	1.83%	(0.06)%		$33,345	600	%(d)
$21.33	(8.45)%		2.64%	1.95%	1.74%		$1,900	412%
$24.17	(12.20)%		1.78%	1.65%	0.78%		$3,146	194%
$27.53	35.64%		1.66%	1.66%	2.42%		$111,297	330%
$20.74	(4.92)%		1.80%	1.74%	2.02%		$2,052	508%
$21.88	13.34%		2.41%	1.78%	0.43%		$6,498	664%

$19.17	(4.86	)%(d)	3.47%	2.83%	(1.06)%		$70	600	%(d)
$20.24	(9.41)%		3.64%	2.95%	0.74%		$91	412%
$22.78	(13.09)%		2.78%	2.65%	(0.22)%		$109	194%
$26.20	34.22%		2.66%	2.66%	1.42%		$4,981	330%
$19.78	(5.85)%		2.80%	2.74%	1.02%		$956	508%
$21.01	12.29%		3.41%	2.78%	(0.57)%		$1,295	664%

$53.23	2.66	%(d)	1.35%	1.35%	1.11%		$24,076	340	%(d)
$52.14	(2.95)%		1.35%	1.35%	0.38%		$14,497	714%
$53.83	(15.84)%		1.28%	1.28%	(0.60)%		$21,114	397%
$63.97	22.22%		1.27%	1.27%	(0.66)%		$23,775	409%
$52.34	11.96%		1.36%	1.36%	—	%(h)	$54,379	2,626%
$46.74	10.62%		1.40%	1.40%	0.29%		$21,575	3,503%

$49.07	2.11	%(d)	2.35%	2.35%	0.11%		$529	340	%(d)
$48.09	(3.94)%		2.35%	2.35%	(0.62)%		$4,374	714%
$50.07	(16.70)%		2.28%	2.28%	(1.60)%		$794	397%
$60.10	21.02%		2.27%	2.27%	(1.66)%		$16,224	409%
$49.67	10.99%		2.36%	2.36%	(1.00)%		$1,364	2,626%
$44.75	9.32%		2.40%	2.40%	(0.71)%		$16,258	3,503%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)                Amount is less than $0.005.

(g)               Subsequent to the issuance of the July 31, 2014 financial statements, $0.01 and less than $0.005 of the distribution was determined to be a return of capital of the Investor Class and Service Class, respectively.

(h)              Amount is less than 0.005%.

See accompanying notes to the financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$22.81	0.03	0.65 (d)	0.68	—	—	—
Year Ended July 31, 2018	$31.42	(0.14)	(8.47)	(8.61)	—	—	—
Year Ended July 31, 2017(f)	$42.97	(0.44)	(11.11)	(11.55)	—	—	—
Year Ended July 31, 2016(f)	$52.65	(0.80)	(8.88)	(9.68)	—	—	—
Year Ended July 31, 2015(f)	$68.74	(1.00)	(15.09)	(16.09)	—	—	—
Year Ended July 31, 2014(f)	$98.40	(1.30)	(28.36)	(29.66)	—	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$20.97	(0.08)	0.61 (d)	0.53	—	—	—
Year Ended July 31, 2018	$29.17	(0.37)	(7.83)	(8.20)	—	—	—
Year Ended July 31, 2017(f)	$40.29	(0.80)	(10.32)	(11.12)	—	—	—
Year Ended July 31, 2016(f)	$49.77	(1.20)	(8.28)	(9.48)	—	—	—
Year Ended July 31, 2015(f)	$65.66	(1.50)	(14.39)	(15.89)	—	—	—
Year Ended July 31, 2014(f)	$94.96	(2.10)	(27.20)	(29.30)	—	—	—
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$62.85	0.18	(6.25)	(6.07)	(0.06)	(0.22)	(0.28)
Year Ended July 31, 2018(g)	$49.15	0.18	13.52	13.70	—	—	—
Year Ended July 31, 2017(g)	$37.86	0.03	11.26	11.29	—	—	—
Year Ended July 31, 2016(g)	$35.83	— (h)	2.04	2.03	—	—	—
Year Ended July 31, 2015(g)	$30.12	(0.08)	5.79	5.71	—	—	—
Year Ended July 31, 2014(g)	$22.90	(0.07)	7.29	7.22	—	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$52.65	(0.07)	(5.25)	(5.32)	—	(0.22)	(0.22)
Year Ended July 31, 2018(g)	$41.58	(0.30)	11.37	11.07	—	—	—
Year Ended July 31, 2017(g)	$32.35	(0.33)	9.56	9.23	—	—	—
Year Ended July 31, 2016(g)	$30.92	(0.28)	1.71	1.43	—	—	—
Year Ended July 31, 2015(g)	$26.25	(0.37)	5.04	4.67	—	—	—
Year Ended July 31, 2014(g)	$20.16	(0.30)	6.39	6.09	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$23.49	2.98	%(e)	2.14%	1.89%	0.26%	$11,118	—
$22.81	(27.40)%		1.89%	1.87%	(0.54)%	$8,335	—
$31.42	(26.93)%		1.66%	1.66%	(1.18)%	$11,709	—
$42.97	(18.41)%		1.64%	1.64%	(1.46)%	$17,997	—
$52.65	(23.29)%		1.69%	1.69%	(1.66)%	$12,302	—
$68.74	(30.18)%		1.67%	1.67%	(1.65)%	$21,555	—

$21.50	2.53	%(e)	3.14%	2.89%	(0.74)%	$2,192	—
$20.97	(28.11)%		2.89%	2.87%	(1.54)%	$3,607	—
$29.17	(27.62)%		2.66%	2.66%	(2.18)%	$204	—
$40.29	(19.08)%		2.64%	2.64%	(2.46)%	$834	—
$49.77	(24.20)%		2.69%	2.69%	(2.66)%	$363	—
$65.66	(30.84)%		2.67%	2.67%	(2.65)%	$594	—

$56.50	(9.73	)%(e)	1.50%	1.50%	0.59%	$115,506	85	%(e)
$62.85	27.89%		1.40%	1.40%	0.31%	$185,706	174%
$49.15	29.79%		1.42%	1.42%	0.08%	$132,494	9%
$37.86	5.69%		1.46%	1.46%	(0.01)%	$89,043	165%
$35.83	18.95%		1.52%	1.52%	(0.23)%	$84,932	258%
$30.12	31.53%		1.57%	1.57%	(0.28)%	$82,480	509%

$47.11	(10.17	)%(e)	2.50%	2.50%	(0.41)%	$1,524	85	%(e)
$52.65	26.62%		2.40%	2.40%	(0.69)%	$1,838	174%
$41.58	28.49%		2.42%	2.42%	(0.92)%	$3,259	9%
$32.35	4.65%		2.46%	2.46%	(1.01)%	$1,481	165%
$30.92	17.79%		2.52%	2.52%	(1.23)%	$10,015	258%
$26.25	30.25%		2.57%	2.57%	(1.28)%	$26,674	509%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)               Not annualized for periods less than one year.

(f)                As described in Note 9, share amounts have been adjusted for 1:10 reverse share split on December 5, 2016.

(g)               As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.

(h)              Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$17.79	(0.03)	(4.96)	(4.99)	—	—	—
Year Ended July 31, 2018	$16.41	(0.01)	1.53	1.52	(0.14)	—	(0.14)
Year Ended July 31, 2017	$9.22	(0.08)	7.27	7.19	—	—	—
Year Ended July 31, 2016	$11.74	(0.08)	(2.44)	(2.52)	—	—	—
Year Ended July 31, 2015	$13.55	(0.07)	(1.74)	(1.81)	—	—	—
Year Ended July 31, 2014	$8.67	(0.07)	4.95	4.88	—	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$16.11	(0.09)	(4.50)	(4.59)	—	—	—
Year Ended July 31, 2018	$14.97	(0.19)	1.41	1.22	(0.08)	—	(0.08)
Year Ended July 31, 2017	$8.49	(0.19)	6.67	6.48	—	—	—
Year Ended July 31, 2016	$10.91	(0.17)	(2.25)	(2.42)	—	—	—
Year Ended July 31, 2015	$12.72	(0.20)	(1.61)	(1.81)	—	—	—
Year Ended July 31, 2014	$8.22	(0.17)	4.67	4.50	—	—	—
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$131.32	0.47	(7.28)	(6.81)	(1.01)	—	(1.01)
Year Ended July 31, 2018	$100.57	0.35	32.69	33.04	(0.02)	(2.27)	(2.29)
Year Ended July 31, 2017	$70.50	0.08	29.99	30.07	—	—	—
Year Ended July 31, 2016	$64.98	0.01	5.51	5.52	—	—	—
Year Ended July 31, 2015	$56.67	(0.23)	8.54	8.31	—	—	—
Year Ended July 31, 2014	$49.33	(0.14)	7.48	7.34	—	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$114.93	(0.10)	(6.27)	(6.37)	—	—	—
Year Ended July 31, 2018	$89.10	(0.71)	28.81	28.10	—	(2.27)	(2.27)
Year Ended July 31, 2017	$63.07	(0.68)	26.71	26.03	—	—	—
Year Ended July 31, 2016	$58.71	(0.55)	4.91	4.36	—	—	—
Year Ended July 31, 2015	$51.72	(0.81)	7.80	6.99	—	—	—
Year Ended July 31, 2014	$45.49	(0.63)	6.86	6.23	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$12.80	(28.05	)%(d)	1.72%	1.72%		(0.44)%	$26,361	110	%(d)
$17.79	9.24%		1.51%	1.51%		(0.07)%	$27,453	312%
$16.41	77.98%		1.80%	1.80%		(0.68)%	$33,637	513%
$9.22	(21.47)%		1.85%	1.85%		(0.90)%	$7,375	323%
$11.74	(13.36)%		1.75%	1.75%		(0.48)%	$20,193	450%
$13.55	56.29%		1.79%	1.79	%(e)	(0.60)%	$22,551	266%

$11.52	(28.49	)%(d)	2.72%	2.72%		(1.44)%	$1,127	110	%(d)
$16.11	8.10%		2.51%	2.51%		(1.07)%	$1,006	312%
$14.97	76.33%		2.80%	2.80%		(1.68)%	$2,434	513%
$8.49	(22.18)%		2.85%	2.85%		(1.90)%	$868	323%
$10.91	(14.23)%		2.75%	2.75%		(1.48)%	$321	450%
$12.72	54.74%		2.79%	2.79	%(e)	(1.60)%	$2,265	266%

$123.50	(5.06	)%(d)	1.55%	1.55%		0.73%	$29,981	—
$131.32	32.94%		1.51%	1.51%		0.29%	$37,484	59%
$100.57	42.63%		1.71%	1.71%		0.10%	$29,931	—	(f)
$70.50	8.51%		1.78%	1.76%		0.01%	$18,787	20%
$64.98	14.66%		1.78%	1.75%		(0.36)%	$17,391	59%
$56.67	14.88%		1.82%	1.78%		(0.27)%	$16,151	82%

$108.56	(5.53	)%(d)	2.55%	2.55%		(0.27)%	$867	—
$114.93	31.62%		2.51%	2.51%		(0.71)%	$1,584	59%
$89.10	41.27%		2.71%	2.71%		(0.90)%	$1,291	—	(f)
$63.07	7.43%		2.78%	2.76%		(0.99)%	$680	20%
$58.71	13.52%		2.78%	2.75%		(1.36)%	$1,415	59%
$51.72	13.70%		2.82%	2.78%		(1.27)%	$1,473	82%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)                Amount is less than 0.5%.

See accompanying notes to the financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$63.07	0.04	(8.45)	(8.41)	(0.29)	(0.29)
Year Ended July 31, 2018	$61.63	0.25	1.30	1.55	(0.11)	(0.11)
Year Ended July 31, 2017(e)	$39.22	(0.02)	22.43	22.41	—	—
Year Ended July 31, 2016(e)	$40.11	— (f)	(0.89)	(0.89)	—	—
Year Ended July 31, 2015(e)	$63.52	(0.10)	(23.11)	(23.21)	(0.20)	(0.20)
Year Ended July 31, 2014(e)	$47.58	0.15	15.84	15.99	(0.05)	(0.05)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$58.50	(0.21)	(7.79)	(8.00)	—	—
Year Ended July 31, 2018	$57.67	(0.38)	1.21	0.83	—	—
Year Ended July 31, 2017(e)	$37.07	(0.46)	21.06	20.60	—	—
Year Ended July 31, 2016(e)	$38.32	(0.30)	(0.95)	(1.25)	—	—
Year Ended July 31, 2015(e)	$61.03	(0.65)	(22.06)	(22.71)	—	—
Year Ended July 31, 2014(e)	$46.15	(0.40)	15.28	14.88	—	—
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$17.99	— (f)	(3.39)	(3.39)	—	—
Year Ended July 31, 2018	$17.10	(0.07)	0.96	0.89	—	—
Year Ended July 31, 2017	$12.89	(0.17)	4.38	4.21	—	—
Year Ended July 31, 2016	$16.53	(0.21)	(3.43)	(3.64)	—	—
Year Ended July 31, 2015	$17.51	(0.26)	(0.72)	(0.98)	—	—
Year Ended July 31, 2014	$14.16	(0.26)	3.61	3.35	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$16.23	(0.07)	(3.05)	(3.12)	—	—
Year Ended July 31, 2018	$15.59	(0.24)	0.88	0.64	—	—
Year Ended July 31, 2017	$11.86	(0.31)	4.04	3.73	—	—
Year Ended July 31, 2016	$15.37	(0.34)	(3.17)	(3.51)	—	—
Year Ended July 31, 2015	$16.45	(0.42)	(0.66)	(1.08)	—	—
Year Ended July 31, 2014	$13.43	(0.42)	3.44	3.02	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$54.37	(13.25	)%(d)	1.75%	1.75%		0.14%	$17,622	70	%(d)
$63.07	2.50%		1.52%	1.52%		0.37%	$22,713	125%
$61.63	57.02%		1.62%	1.62%		(0.04)%	$68,758	225%
$39.22	(2.12)%		1.80%	1.79%		0.04%	$14,838	402%
$40.11	(36.61)%		1.88%	1.88%		(0.19)%	$9,668	225%
$63.52	33.52%		1.79%	1.79%		0.24%	$29,777	264%

$50.50	(13.68	)%(d)	2.75%	2.75%		(0.86)%	$424	70	%(d)
$58.50	1.44%		2.52%	2.52%		(0.63)%	$623	125%
$57.67	55.65%		2.62%	2.62%		(1.04)%	$1,238	225%
$37.07	(3.26)%		2.80%	2.79%		(0.96)%	$513	402%
$38.32	(37.26)%		2.88%	2.88%		(1.19)%	$361	225%
$61.03	32.29%		2.79%	2.79%		(0.76)%	$3,484	264%

$14.60	(18.84	)%(d)	2.35%	2.12	%(g)	— (h)	$3,522	—
$17.99	5.20%		1.62%	1.62%		(0.40)%	$9,114	—
$17.10	32.66%		1.78%	1.78%		(1.15)%	$20,851	—
$12.89	(22.02)%		1.81%	1.81%		(1.64)%	$7,257	—
$16.53	(5.54)%		1.60%	1.60%		(1.57)%	$8,912	—
$17.51	23.59%		1.52%	1.52%		(1.50)%	$17,887	—

$13.11	(19.22	)%(d)	3.34%	3.11	%(g)	(0.99)%	$54	—
$16.23	4.11%		2.62%	2.62%		(1.40)%	$184	—
$15.59	31.45%		2.78%	2.78%		(2.15)%	$1,362	—
$11.86	(22.84)%		2.81%	2.81%		(2.64)%	$108	—
$15.37	(6.51)%		2.60%	2.60%		(2.57)%	$249	—
$16.45	22.41%		2.52%	2.52%		(2.50)%	$233	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               As described in Note 9, share amounts adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(f)                Amount is less than $0.005.

(g)               The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(h)              Amount is less than 0.005%.

See accompanying notes to the financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$24.93	0.01	(3.91)	(3.90)	—	(0.49)	(0.49)
Year Ended July 31, 2018	$19.76	(0.11)	5.28	5.17	—	—	—
Year Ended July 31, 2017	$13.62	(0.22)	6.36	6.14	—	—	—
Year Ended July 31, 2016	$24.02	(0.27)	(10.13)	(10.40)	—	—	—
Year Ended July 31, 2015	$14.66	(0.34)	9.70	9.36	—	—	—
Year Ended July 31, 2014	$12.49	(0.24)	2.41	2.17	—	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$21.52	(0.08)	(3.35)	(3.43)	—	(0.49)	(0.49)
Year Ended July 31, 2018	$17.23	(0.31)	4.60	4.29	—	—	—
Year Ended July 31, 2017	$11.99	(0.37)	5.61	5.24	—	—	—
Year Ended July 31, 2016	$21.32	(0.39)	(8.94)	(9.33)	—	—	—
Year Ended July 31, 2015	$13.14	(0.52)	8.70	8.18	—	—	—
Year Ended July 31, 2014	$11.31	(0.37)	2.20	1.83	—	—	—
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$33.55	0.19	5.08	5.27	(0.47)	—	(0.47)
Year Ended July 31, 2018	$35.83	0.28	(2.47)	(2.19)	(0.09)	—	(0.09)
Year Ended July 31, 2017	$26.71	0.10	9.10	9.20	(0.08)	—	(0.08)
Year Ended July 31, 2016	$28.80	0.12	(2.14)	(2.02)	(0.07)	—	(0.07)
Year Ended July 31, 2015	$71.50	— (e)	(42.20)	(42.20)	(0.50)	—	(0.50)
Year Ended July 31, 2014	$65.00	0.60	6.00	6.60	(0.10)	—	(0.10)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$32.16	0.04	4.98	5.02	—	—	—
Year Ended July 31, 2018	$34.61	(0.10)	(2.35)	(2.45)	—	—	—
Year Ended July 31, 2017	$25.98	(0.21)	8.84	8.63	—	—	—
Year Ended July 31, 2016	$28.17	(0.09)	(2.10)	(2.19)	—	—	—
Year Ended July 31, 2015	$69.70	(0.40)	(41.13)	(41.53)	—	—	—
Year Ended July 31, 2014	$63.90	(0.10)	5.90	5.80	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$20.54	(16.17	)%(d)	1.77%	1.77%	0.13%	$16,026	—
$24.93	26.16%		1.66%	1.66%	(0.45)%	$20,993	—
$19.76	44.97%		1.70%	1.70%	(1.26)%	$19,565	—
$13.62	(43.26)%		1.69%	1.69%	(1.56)%	$22,116	—
$24.02	63.85%		1.75%	1.75%	(1.73)%	$56,344	—
$14.66	17.37%		1.76%	1.76%	(1.74)%	$38,727	—

$17.60	(16.56	)%(d)	2.77%	2.77%	(0.87)%	$276	—
$21.52	24.90%		2.66%	2.66%	(1.45)%	$237	—
$17.23	43.70%		2.70%	2.70%	(2.26)%	$243	—
$11.99	(43.76)%		2.47%	2.47%	(2.34)%	$1,066	—
$21.32	62.25%		2.75%	2.75%	(2.73)%	$1,689	—
$13.14	16.18%		2.76%	2.76%	(2.74)%	$780	—

$38.35	16.14	%(d)	1.59%	1.59%	1.20%	$41,936	82	%(d)
$33.55	(6.15)%		1.53%	1.53%	0.72%	$37,611	315%
$35.83	34.56%		1.67%	1.67%	0.31%	$32,233	228%
$26.71	(6.86)%		1.79%	1.78%	0.56%	$24,605	587%
$28.80	(59.24)%		1.84%	1.81%	0.09%	$13,297	724%
$71.50	10.14%		1.87%	1.87%	0.86%	$13,509	490%

$37.18	15.58	%(d)	2.59%	2.59%	0.20%	$227	82	%(d)
$32.16	(7.08)%		2.53%	2.53%	(0.28)%	$436	315%
$34.61	33.17%		2.67%	2.67%	(0.69)%	$419	228%
$25.98	(7.84)%		2.79%	2.78%	(0.44)%	$906	587%
$28.17	(59.54)%		2.84%	2.81%	(0.91)%	$84	724%
$69.70	9.08%		2.87%	2.87%	(0.14)%	$697	490%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               Amount is less than $0.005.

See accompanying notes to the financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$46.93	0.08	(7.78)	(7.70)	(0.01)	(0.04)	(0.05)
Year Ended July 31, 2018(e)	$40.56	(0.01)	15.62	15.61	—	(9.24)	(9.24)
Year Ended July 31, 2017(e)	$32.14	(0.11)	8.53	8.42	—	—	—
Year Ended July 31, 2016(e)	$30.58	(0.11)	1.67	1.56	—	—	—
Year Ended July 31, 2015(e)	$27.54	(0.20)	5.19	4.99	—	(1.95)	(1.95)
Year Ended July 31, 2014(e)	$22.51	(0.19)	5.22	5.03	—	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$38.86	(0.09)	(6.46)	(6.55)	—	(0.04)	(0.04)
Year Ended July 31, 2018(e)	$34.37	(0.37)	14.10	13.73	—	(9.24)	(9.24)
Year Ended July 31, 2017(e)	$27.49	(0.42)	7.30	6.88	—	—	—
Year Ended July 31, 2016(e)	$26.42	(0.35)	1.42	1.07	—	—	—
Year Ended July 31, 2015(e)	$24.28	(0.46)	4.55	4.09	—	(1.95)	(1.95)
Year Ended July 31, 2014(e)	$20.05	(0.41)	4.64	4.23	—	—	—
UltraNasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$75.09	— (f)	(9.16)	(9.16)	—	(3.56)	(3.56)
Year Ended July 31, 2018(e)	$52.09	(0.18)	23.18	23.00	—	—	—
Year Ended July 31, 2017(e)	$34.41	(0.20)	17.88	17.68	—	—	—
Year Ended July 31, 2016(e)	$33.73	(0.18)	0.86	0.68	—	—	—
Year Ended July 31, 2015(e)	$24.81	(0.19)	9.11	8.92	—	—	—
Year Ended July 31, 2014(e)	$15.88	(0.09)	9.02	8.93	—	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$62.10	(0.28)	(7.43)	(7.71)	—	(3.56)	(3.56)
Year Ended July 31, 2018(e)	$43.52	(0.71)	19.29	18.58	—	—	—
Year Ended July 31, 2017(e)	$29.03	(0.54)	15.03	14.49	—	—	—
Year Ended July 31, 2016(e)	$28.75	(0.44)	0.72	0.28	—	—	—
Year Ended July 31, 2015(e)	$21.36	(0.44)	7.83	7.39	—	—	—
Year Ended July 31, 2014(e)	$13.80	(0.27)	7.83	7.56	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$39.18	(16.40	)%(d)	1.48%	1.48%	0.39%	$73,233	36	%(d)
$46.93	23.80%		1.43%	1.43%	(0.01)%	$91,844	28%
$40.56	26.18%		1.46%	1.46%	(0.30)%	$98,608	35%
$32.14	5.11%		1.50%	1.50%	(0.42)%	$76,445	89%
$30.58	19.26%		1.56%	1.56%	(0.67)%	$79,173	29%
$27.54	22.34%		1.60%	1.60%	(0.72)%	$62,788	40%

$32.27	(16.84	)%(d)	2.48%	2.48%	(0.61)%	$3,518	36	%(d)
$38.86	22.58%		2.43%	2.43%	(1.01)%	$2,154	28%
$34.37	24.99%		2.46%	2.46%	(1.30)%	$3,079	35%
$27.49	4.09%		2.50%	2.50%	(1.42)%	$1,116	89%
$26.42	18.07%		2.56%	2.56%	(1.67)%	$1,978	29%
$24.28	21.10%		2.60%	2.60%	(1.72)%	$1,680	40%

$62.37	(13.22	)%(d)	1.45%	1.45%	(0.01)%	$383,203	4	%(d)
$75.09	44.15%		1.41%	1.41%	(0.29)%	$497,460	3%
$52.09	51.39%		1.43%	1.43%	(0.48)%	$379,105	4%
$34.41	2.00%		1.47%	1.47%	(0.58)%	$245,418	6%
$33.73	35.97%		1.52%	1.52%	(0.65)%	$254,034	9%
$24.81	56.23%		1.57%	1.57%	(0.47)%	$234,678	5%

$50.83	(13.67	)%(d)	2.45%	2.45%	(1.01)%	$9,022	4	%(d)
$62.10	42.70%		2.41%	2.41%	(1.29)%	$14,914	3%
$43.52	49.89%		2.43%	2.43%	(1.48)%	$11,189	4%
$29.03	0.97%		2.47%	2.47%	(1.58)%	$8,600	6%
$28.75	34.63%		2.52%	2.52%	(1.65)%	$9,164	9%
$21.36	54.72%		2.57%	2.57%	(1.47)%	$9,731	5%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

(f)                Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$40.80	0.10	5.66 (d)	5.76
Year Ended July 31, 2018(f)	$54.15	(0.14)	(13.21)	(13.35)
Year Ended July 31, 2017(f)	$112.44	(1.12)	(57.17)	(58.29)
Year Ended July 31, 2016(f)	$126.26	(2.16)	(11.66)	(13.82)
Year Ended July 31, 2015(f)	$142.13	(2.08)	(13.79)	(15.87)
Year Ended July 31, 2014(f)(g)	$278.02	(3.36)	(132.53)	(135.89)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$36.81	(0.14)	5.13 (d)	4.99
Year Ended July 31, 2018(f)	$49.35	(0.52)	(12.02)	(12.54)
Year Ended July 31, 2017(f)	$103.50	(1.76)	(52.39)	(54.15)
Year Ended July 31, 2016(f)	$117.38	(3.36)	(10.52)	(13.88)
Year Ended July 31, 2015(f)	$133.45	(3.12)	(12.95)	(16.07)
Year Ended July 31, 2014(f)(g)	$264.25	(5.28)	(125.52)	(130.80)
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$17.92	0.03	(0.37)	(0.34)
Year Ended July 31, 2018	$26.03	(0.09)	(8.02)	(8.11)
Year Ended July 31, 2017(h)	$39.20	(0.41)	(12.76)	(13.17)
Year Ended July 31, 2016(h)	$49.17	(0.72)	(9.25)	(9.97)
Year Ended July 31, 2015(h)	$62.40	(0.88)	(12.35)	(13.23)
Year Ended July 31, 2014(h)	$78.54	(1.28)	(14.86)	(16.14)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$16.08	(0.05)	(0.33)	(0.38)
Year Ended July 31, 2018	$23.59	(0.28)	(7.23)	(7.51)
Year Ended July 31, 2017(h)	$35.89	(0.71)	(11.59)	(12.30)
Year Ended July 31, 2016(h)	$45.49	(1.20)	(8.40)	(9.60)
Year Ended July 31, 2015(h)	$58.33	(1.36)	(11.48)	(12.84)
Year Ended July 31, 2014(h)	$74.30	(2.00)	(13.97)	(15.97)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$46.56	14.12	%(e)	2.46%	1.78%	0.39%	$3,577	—
$40.80	(24.67)%		2.34%	1.78%	(0.34)%	$2,038	—
$54.15	(51.85)%		2.91%	1.78%	(1.31)%	$1,389	—
$112.44	(10.90)%		2.13%	1.78%	(1.61)%	$3,509	—
$126.26	(11.20)%		3.04%	1.78%	(1.75)%	$4,353	—
$142.13	(48.94)%		3.05%	1.78%	(1.77)%	$1,763	—

$41.80	13.56	%(e)	3.46%	2.78%	(0.61)%	$57	—
$36.81	(25.43)%		3.34%	2.78%	(1.34)%	$70	—
$49.35	(52.32)%		3.91%	2.78%	(2.31)%	$53	—
$103.50	(11.79)%		3.13%	2.78%	(2.61)%	$102	—
$117.38	(12.05)%		4.04%	2.78%	(2.75)%	$73	—
$133.45	(49.45)%		4.05%	2.78%	(2.77)%	$50	—

$17.58	(1.90	)%(e)	2.17%	1.78%	0.34%	$6,351	—
$17.92	(31.16)%		2.18%	1.78%	(0.44)%	$3,874	—
$26.03	(33.60)%		2.15%	1.78%	(1.29)%	$4,865	—
$39.20	(20.33)%		2.01%	1.78%	(1.61)%	$4,462	—
$49.17	(21.15)%		2.74%	1.78%	(1.75)%	$3,867	—
$62.40	(20.57)%		2.49%	1.78%	(1.77)%	$3,661	—

$15.70	(2.36	)%(e)	3.17%	2.78%	(0.66)%	$211	—
$16.08	(31.84)%		3.18%	2.78%	(1.44)%	$268	—
$23.59	(34.33)%		3.15%	2.78%	(2.29)%	$453	—
$35.89	(21.09)%		3.01%	2.78%	(2.61)%	$677	—
$45.49	(21.95)%		3.74%	2.78%	(2.75)%	$312	—
$58.33	(21.53)%		3.49%	2.78%	(2.77)%	$412	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)               Not annualized for periods less than one year.

(f)                As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.

(g)               As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on February 24, 2014.

(h)              As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

258 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$18.41	0.03	0.53	0.56
Year Ended July 31, 2018	$21.74	(0.07)	(3.26)	(3.33)
Year Ended July 31, 2017(e)	$39.02	(0.40)	(16.88)	(17.28)
Year Ended July 31, 2016(e)	$50.27	(0.85)	(10.40)	(11.25)
Year Ended July 31, 2015(e)	$38.63	(0.75)	12.39	11.64
Year Ended July 31, 2014(e)	$59.80	(0.90)	(20.27)	(21.17)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$17.03	(0.07)	0.50	0.43
Year Ended July 31, 2018	$20.30	(0.25)	(3.02)	(3.27)
Year Ended July 31, 2017(e)	$36.79	(0.70)	(15.79)	(16.49)
Year Ended July 31, 2016(e)	$47.87	(1.35)	(9.73)	(11.08)
Year Ended July 31, 2015(e)	$37.14	(1.15)	11.88	10.73
Year Ended July 31, 2014(e)	$58.09	(1.40)	(19.55)	(20.95)
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$12.91	0.03	1.98 (f)	2.01
Year Ended July 31, 2018	$14.87	(0.07)	(1.89)	(1.96)
Year Ended July 31, 2017	$21.68	(0.27)	(6.54)	(6.81)
Year Ended July 31, 2016	$21.49	(0.39)	0.58	0.19
Year Ended July 31, 2015	$23.67	(0.42)	(1.76)	(2.18)
Year Ended July 31, 2014(g)	$33.12	(0.49)	(8.96)	(9.45)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$11.82	(0.03)	1.79 (f)	1.76
Year Ended July 31, 2018	$13.74	(0.19)	(1.73)	(1.92)
Year Ended July 31, 2017	$20.23	(0.46)	(6.03)	(6.49)
Year Ended July 31, 2016	$20.26	(0.62)	0.59	(0.03)
Year Ended July 31, 2015	$22.54	(0.65)	(1.63)	(2.28)
Year Ended July 31, 2014(g)	$31.84	(0.76)	(8.54)	(9.30)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$18.97	3.04	%(d)	2.81%	1.78%	0.30%	$1,837	—
$18.41	(15.32)%		2.35%	1.78%	(0.40)%	$2,958	—
$21.74	(44.33)%		2.21%	1.78%	(1.32)%	$2,071	—
$39.02	(22.37)%		1.78%	1.78%	(1.62)%	$5,016	—
$50.27	30.14%		2.10%	1.78%	(1.75)%	$4,464	—
$38.63	(35.37)%		1.86%	1.78%	(1.77)%	$3,986	—

$17.46	2.52	%(d)	3.80%	2.77%	(0.69)%	$88	—
$17.03	(16.11)%		3.35%	2.78%	(1.40)%	$108	—
$20.30	(44.84)%		3.21%	2.78%	(2.32)%	$263	—
$36.79	(23.17)%		2.78%	2.78%	(2.62)%	$1,567	—
$47.87	28.94%		3.10%	2.78%	(2.75)%	$2,015	—
$37.14	(36.06)%		2.86%	2.78%	(2.77)%	$1,729	—

$14.92	15.57	%(d)	2.42%	1.78%	0.42%	$2,605	—
$12.91	(13.18)%		2.53%	1.84%	(0.51)%	$2,120	—
$14.87	(31.41)%		2.26%	1.85%	(1.41)%	$2,920	—
$21.68	0.88%		1.74%	1.74%	(1.60)%	$7,384	—
$21.49	(9.21)%		2.18%	1.78%	(1.75)%	$4,978	—
$23.67	(28.53)%		2.62%	1.86%	(1.85)%	$8,052	—

$13.58	14.97	%(d)	3.41%	2.77%	(0.57)%	$15	—
$11.82	(13.97)%		3.52%	2.83%	(1.50)%	$29	—
$13.74	(32.08)%		3.26%	2.85%	(2.41)%	$92	—
$20.23	(0.15)%		2.74%	2.74%	(2.60)%	$869	—
$20.26	(10.12)%		3.18%	2.78%	(2.75)%	$1,020	—
$22.54	(29.21)%		3.62%	2.86%	(2.85)%	$1,280	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)              Not annualized for periods less than one year.

(e)               As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(f)                The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)               As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$32.76	0.01	3.07	3.08
Year Ended July 31, 2018(e)	$47.18	(0.23)	(14.19)	(14.42)
Year Ended July 31, 2017(e)	$75.55	(0.75)	(27.62)	(28.37)
Year Ended July 31, 2016(e)	$62.40	(1.25)	14.40	13.15
Year Ended July 31, 2015(e)	$125.62	(1.50)	(61.72)	(63.22)
Year Ended July 31, 2014(e)(f)	$190.45	(2.60)	(62.23)	(64.83)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$30.00	(0.13)	2.94	2.81
Year Ended July 31, 2018(e)	$43.73	(0.61)	(13.12)	(13.73)
Year Ended July 31, 2017(e)	$70.74	(1.25)	(25.76)	(27.01)
Year Ended July 31, 2016(e)	$58.99	(1.95)	13.70	11.75
Year Ended July 31, 2015(e)	$119.86	(2.45)	(58.42)	(60.87)
Year Ended July 31, 2014(e)(f)	$183.54	(3.90)	(59.78)	(63.68)
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$35.01	0.07	(9.83)	(9.76)
Year Ended July 31, 2018(e)	$40.03	(0.21)	(4.81)	(5.02)
Year Ended July 31, 2017(e)	$74.09	(0.70)	(33.36)	(34.06)
Year Ended July 31, 2016(e)	$113.33	(2.15)	(37.09)	(39.24)
Year Ended July 31, 2015(e)	$63.36	(1.50)	51.47	49.97
Year Ended July 31, 2014(e)	$85.78	(1.35)	(21.07)	(22.42)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$31.51	(0.08)	(8.83)	(8.91)
Year Ended July 31, 2018(e)	$36.45	(0.55)	(4.39)	(4.94)
Year Ended July 31, 2017(e)	$68.13	(1.15)	(30.53)	(31.68)
Year Ended July 31, 2016(e)	$105.26	(3.40)	(33.73)	(37.13)
Year Ended July 31, 2015(e)	$59.34	(2.30)	48.22	45.92
Year Ended July 31, 2014(e)	$81.08	(2.10)	(19.64)	(21.74)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$35.84	9.40	%(d)	6.34%	1.78%	0.07%	$938	—
$32.76	(30.59)%		3.66%	1.78%	(0.60)%	$709	—
$47.18	(37.52)%		3.16%	1.78%	(1.37)%	$1,249	—
$75.55	21.07%		2.82%	1.78%	(1.62)%	$3,278	—
$62.40	(50.34)%		3.54%	1.78%	(1.76)%	$1,027	—
$125.62	(34.04)%		2.49%	1.78%	(1.77)%	$1,987	—

$32.81	8.89	%(d)	7.34%	2.78%	(0.93)%	$5	—
$30.00	(31.31)%		4.66%	2.78%	(1.60)%	$5	—
$43.73	(38.16)%		4.16%	2.78%	(2.37)%	$47	—
$70.74	19.92%		3.82%	2.78%	(2.62)%	$25	—
$58.99	(50.79)%		4.54%	2.78%	(2.76)%	$12	—
$119.86	(34.66)%		3.49%	2.78%	(2.77)%	$38	—

$25.25	(27.88	)%(d)	2.37%	1.78%	0.40%	$3,052	—
$35.01	(12.58)%		2.05%	1.78%	(0.60)%	$3,711	—
$40.03	(45.95)%		2.29%	1.78%	(1.28)%	$4,476	—
$74.09	(34.63)%		1.78%	1.78%	(1.59)%	$5,913	—
$113.33	78.93%		2.18%	1.78%	(1.75)%	$6,327	—
$63.36	(26.17)%		2.42%	1.78%	(1.77)%	$2,892	—

$22.60	(28.30	)%(d)	3.37%	2.78%	(0.60)%	$282	—
$31.51	(13.53)%		3.05%	2.78%	(1.60)%	$74	—
$36.45	(46.52)%		3.29%	2.78%	(2.28)%	$6,981	—
$68.13	(35.25)%		2.78%	2.78%	(2.59)%	$439	—
$105.26	77.34%		3.14%	2.74%	(2.71)%	$191	—
$59.34	(26.82)%		3.42%	2.78%	(2.77)%	$86	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)              Not annualized for periods less than one year.

(e)               As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

(f)                As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

260 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$20.73	0.05	2.40 (d)	2.45
Year Ended July 31, 2018	$27.77	(0.11)	(6.93)	(7.04)
Year Ended July 31, 2017(f)	$37.96	(0.41)	(9.78)	(10.19)
Year Ended July 31, 2016(f)	$47.51	(0.80)	(8.75)	(9.55)
Year Ended July 31, 2015(f)	$63.15	(0.90)	(14.74)	(15.64)
Year Ended July 31, 2014(f)	$86.31	(1.20)	(21.96)	(23.16)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$18.73	(0.05)	2.15 (d)	2.10
Year Ended July 31, 2018	$25.30	(0.32)	(6.25)	(6.57)
Year Ended July 31, 2017(f)	$34.94	(0.70)	(8.94)	(9.64)
Year Ended July 31, 2016(f)	$44.25	(1.30)	(8.01)	(9.31)
Year Ended July 31, 2015(f)	$59.52	(1.40)	(13.87)	(15.27)
Year Ended July 31, 2014(f)	$82.10	(1.90)	(20.68)	(22.58)
UltraShort Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$16.36	0.04	0.24	0.28
Year Ended July 31, 2018	$26.69	(0.09)	(10.24)	(10.33)
Year Ended July 31, 2017(g)	$43.68	(0.42)	(16.57)	(16.99)
Year Ended July 31, 2016(g)	$54.21	(0.80)	(9.73)	(10.53)
Year Ended July 31, 2015(g)	$83.10	(1.15)	(27.74)	(28.89)
Year Ended July 31, 2014(g)(h)	$144.43	(1.80)	(59.53)	(61.33)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$15.87	(0.05)	0.24	0.19
Year Ended July 31, 2018	$26.12	(0.28)	(9.97)	(10.25)
Year Ended July 31, 2017(g)	$43.16	(0.76)	(16.28)	(17.04)
Year Ended July 31, 2016(g)	$54.10	(1.35)	(9.59)	(10.94)
Year Ended July 31, 2015(g)	$83.72	(1.80)	(27.82)	(29.62)
Year Ended July 31, 2014(g)(h)	$147.16	(2.80)	(60.64)	(63.44)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$23.18	11.82	%(e)	3.42%	1.78%	0.42%	$2,405	—
$20.73	(25.35)%		3.12%	1.78%	(0.45)%	$1,067	—
$27.77	(26.92)%		2.95%	1.77%	(1.28)%	$1,670	—
$37.96	(20.00)%		2.27%	1.78%	(1.63)%	$1,737	—
$47.51	(24.72)%		2.72%	1.78%	(1.75)%	$2,315	—
$63.15	(26.88)%		2.76%	1.78%	(1.76)%	$1,947	—

$20.83	11.21	%(e)	4.42%	2.78%	(0.58)%	$19	—
$18.73	(26.00)%		4.12%	2.78%	(1.45)%	$11	—
$25.30	(27.48)%		3.95%	2.77%	(2.28)%	$14	—
$34.94	(21.04)%		3.27%	2.78%	(2.63)%	$8	—
$44.25	(25.71)%		3.72%	2.78%	(2.75)%	$85	—
$59.52	(27.53)%		3.76%	2.78%	(2.76)%	$141	—

$16.64	1.71	%(e)	1.72%	1.72%	0.43%	$12,704	—
$16.36	(38.70)%		1.76%	1.76%	(0.44)%	$12,427	—
$26.69	(38.92)%		1.77%	1.77%	(1.22)%	$18,170	—
$43.68	(19.37)%		1.75%	1.73%	(1.55)%	$12,361	—
$54.21	(34.78)%		1.94%	1.78%	(1.75)%	$11,747	—
$83.10	(42.49)%		1.96%	1.78%	(1.76)%	$8,261	—

$16.06	1.20	%(e)	2.72%	2.72%	(0.57)%	$168	—
$15.87	(39.24)%		2.76%	2.76%	(1.44)%	$91	—
$26.12	(39.47)%		2.77%	2.77%	(2.22)%	$126	—
$43.16	(20.24)%		2.75%	2.73%	(2.55)%	$82	—
$54.10	(35.36)%		2.94%	2.78%	(2.75)%	$245	—
$83.72	(43.16)%		2.96%	2.78%	(2.76)%	$853	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)               Not annualized for periods less than one year.

(f)                As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.

(g)               As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(h)              As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$29.84	0.06	4.94	5.00	—	—	—
Year Ended July 31, 2018(e)	$43.84	(0.10)	(13.90)	(14.00)	—	—	—
Year Ended July 31, 2017(e)	$66.19	(0.68)	(21.67)	(22.35)	—	—	—
Year Ended July 31, 2016(e)	$76.53	(1.32)	(9.02)	(10.34)	—	—	—
Year Ended July 31, 2015(e)	$105.85	(1.56)	(27.76)	(29.32)	—	—	—
Year Ended July 31, 2014(e)(f)	$138.14	(1.96)	(30.33)	(32.29)	—	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$28.27	(0.10)	4.66	4.56	—	—	—
Year Ended July 31, 2018(e)	$41.92	(0.45)	(13.20)	(13.65)	—	—	—
Year Ended July 31, 2017(e)	$63.93	(1.16)	(20.85)	(22.01)	—	—	—
Year Ended July 31, 2016(e)	$74.76	(2.08)	(8.75)	(10.83)	—	—	—
Year Ended July 31, 2015(e)	$104.51	(2.40)	(27.35)	(29.75)	—	—	—
Year Ended July 31, 2014(e)(f)	$137.90	(3.08)	(30.31)	(33.39)	—	—	—
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$68.79	0.11	(15.22)	(15.11)	(0.05)	(0.01)	(0.06)
Year Ended July 31, 2018	$52.24	(0.16)	17.14	16.98	—	(0.43)	(0.43)
Year Ended July 31, 2017	$39.08	(0.31)	13.47	13.16	—	—	—
Year Ended July 31, 2016	$41.54	(0.25)	(2.21)	(2.46)	—	—	—
Year Ended July 31, 2015	$34.68	(0.33)	7.19	6.86	—	—	—
Year Ended July 31, 2014	$30.67	(0.30)	4.31	4.01	—	—	—
Service Class
Six Months Ended January 31, 2019 (unaudited)	$57.34	(0.14)	(12.70)	(12.84)	—	(0.01)	(0.01)
Year Ended July 31, 2018	$44.08	(0.63)	14.32	13.69	—	(0.43)	(0.43)
Year Ended July 31, 2017	$33.30	(0.70)	11.48	10.78	—	—	—
Year Ended July 31, 2016	$35.78	(0.54)	(1.94)	(2.48)	—	—	—
Year Ended July 31, 2015	$30.16	(0.66)	6.28	5.62	—	—	—
Year Ended July 31, 2014	$26.95	(0.61)	3.82	3.21	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$34.84	16.83	%(d)	4.29%	1.78%	0.36%	$5,624	—
$29.84	(31.98)%		2.03%	1.76%	(0.29)%	$4,058	—
$43.84	(33.78)%		1.79%	1.79%	(1.29)%	$8,591	—
$66.19	(13.49)%		1.78%	1.78%	(1.59)%	$8,576	—
$76.53	(27.70)%		2.12%	1.78%	(1.75)%	$7,472	—
$105.85	(23.44)%		1.93%	1.78%	(1.76)%	$15,326	—

$32.83	16.21	%(d)	5.29%	2.78%	(0.64)%	$2,108	—
$28.27	(32.61)%		3.03%	2.76%	(1.29)%	$111	—
$41.92	(34.46)%		2.79%	2.79%	(2.29)%	$239	—
$63.93	(14.45)%		2.78%	2.78%	(2.59)%	$1,774	—
$74.76	(28.47)%		3.12%	2.78%	(2.75)%	$1,127	—
$104.51	(24.22)%		2.93%	2.78%	(2.76)%	$1,934	—

$53.62	(21.95	)%(d)	1.56%	1.56%	0.37%	$48,842	—	(d)(g)
$68.79	32.65%		1.49%	1.49%	(0.26)%	$68,965	29%
$52.24	33.65%		1.50%	1.50%	(0.68)%	$90,054	71%
$39.08	(5.92)%		1.60%	1.60%	(0.73)%	$60,083	123%
$41.54	19.78%		1.66%	1.66%	(0.85)%	$47,826	50%
$34.68	13.07%		1.68%	1.68%	(0.85)%	$49,120	45%

$44.49	(22.37	)%(d)	2.56%	2.56%	(0.63)%	$714	—	(d)(g)
$57.34	31.20%		2.49%	2.49%	(1.26)%	$1,847	29%
$44.08	32.37%		2.50%	2.50%	(1.68)%	$720	71%
$33.30	(6.93)%		2.60%	2.60%	(1.73)%	$491	123%
$35.78	18.63%		2.66%	2.66%	(1.85)%	$1,075	50%
$30.16	11.91%		2.68%	2.68%	(1.85)%	$3,929	45%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

(f)                As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on February 24, 2014.

(g)               Amount is less than 0.5%

See accompanying notes to the financial statements.

262 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2019 (unaudited)	$45.64	0.45	1.97		2.42	(0.30)	(0.30)
Year Ended July 31, 2018	$45.01	0.48	0.48	(e)	0.96	(0.33)	(0.33)
Year Ended July 31, 2017	$42.70	0.43	2.20		2.63	(0.32)	(0.32)
Year Ended July 31, 2016	$32.45	0.10	10.60		10.70	(0.45)	(0.45)
Year Ended July 31, 2015	$29.23	0.29	3.13		3.42	(0.20)	(0.20)
Year Ended July 31, 2014	$26.87	0.26	2.44		2.70	(0.34)	(0.34)
Service Class
Six Months Ended January 31, 2019 (unaudited)	$42.98	0.24	1.85		2.09	—	—
Year Ended July 31, 2018	$42.79	0.07	0.41	(e)	0.48	(0.29)	(0.29)
Year Ended July 31, 2017	$40.67	0.05	2.07		2.12	—	—
Year Ended July 31, 2016	$30.83	(0.23)	10.10		9.87	(0.03)	(0.03)
Year Ended July 31, 2015	$27.95	(0.03)	2.97		2.94	(0.06)	(0.06)
Year Ended July 31, 2014	$25.74	(0.02)	2.35		2.33	(0.12)	(0.12)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$47.76	5.33	%(d)	1.67%	1.67%	1.87%	$15,603	366	%(d)
$45.64	2.15%		1.69%	1.69%	1.07%	$8,208	314%
$45.01	6.27%		1.65%	1.65%	1.06%	$16,755	97%
$42.70	33.41%		1.76%	1.76%	0.28%	$71,264	229%
$32.45	11.61%		1.76%	1.76%	0.85%	$8,537	305%
$29.23	10.22%		1.77%	1.74%	0.01%	$24,093	294%

$45.07	4.86	%(d)	2.61%	2.61%	0.93%	$1,125	366	%(d)
$42.98	1.14%		2.67%	2.67%	0.09%	$635	314%
$42.79	5.19%		2.65%	2.65%	0.06%	$671	97%
$40.67	32.09%		2.76%	2.76%	(0.72)%	$3,106	229%
$30.83	10.49%		2.76%	2.76%	(0.15)%	$2,287	305%
$27.95	9.11%		2.77%	2.74%	(0.10)%	$2,283	294%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)              Annualized for periods less than one year.

(c)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)              Not annualized for periods less than one year.

(e)               The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Notes to Financial Statements

264 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	Nasdaq-100 ProFund
Large-Cap Growth ProFund	Small-Cap ProFund
Large-Cap Value ProFund	Small-Cap Growth ProFund
Mid-Cap ProFund	Small-Cap Value ProFund
Mid-Cap Growth ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNasdaq-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short Nasdaq-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort Nasdaq-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Oil & Gas UltraSector ProFund
Basic Materials UltraSector ProFund	Oil Equipment & Services UltraSector ProFund
Biotechnology UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Consumer Goods UltraSector ProFund	Precious Metals UltraSector ProFund
Consumer Services UltraSector ProFund	Real Estate UltraSector ProFund
Financials UltraSector ProFund	Semiconductor UltraSector ProFund
Health Care UltraSector ProFund	Technology UltraSector ProFund
Industrials UltraSector ProFund	Telecommunications UltraSector ProFund
Internet UltraSector ProFund	Utilities UltraSector ProFund
Mobile Telecommunications UltraSector ProFund

Inverse Sector ProFunds:

Short Oil & Gas ProFund

Short Precious Metals ProFund

Short Real Estate ProFund

Non-Equity ProFunds:

Falling U.S. Dollar ProFund	Rising U.S. Dollar ProFund
Rising Rates Opportunity ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity 10 ProFund

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 265

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of January 31, 2019, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 2.40%, dated 1/31/19, due 2/1/19(1)	NatWest Markets Securities, Inc., 2.43% dated 1/31/19, due 2/1/19(2)	RBC Capital Markets, LLC, 2.35%, dated 1/31/19, due 2/1/19(2)	Societe Generale, 2.46%, dated 1/31/19, due 2/1/19(4)	UMB Bank, N.A., 2.35%, dated 1/31/19, due 2/1/19(5)
Banks UltraSector ProFund	$454,000	$774,000	$454,000	$684,000	$28,000
Basic Materials UltraSector ProFund	241,000	411,000	241,000	361,000	16,000
Bear ProFund	3,224,000	5,482,000	3,224,000	4,837,000	147,000
Biotechnology UltraSector ProFund	11,628,000	19,769,000	11,628,000	17,444,000	511,000
Bull ProFund	7,135,000	12,131,000	7,135,000	10,703,000	314,000
Consumer Goods UltraSector ProFund	222,000	380,000	222,000	334,000	19,000
Consumer Services UltraSector ProFund	1,757,000	2,989,000	1,757,000	2,637,000	82,000

266 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

Fund Name	HSBC Securities (USA), Inc., 2.40%, dated 1/31/19, due 2/1/19(1)	NatWest Markets Securities, Inc., 2.43% dated 1/31/19, due 2/1/19(2)	RBC Capital Markets, LLC, 2.35%, dated 1/31/19, due 2/1/19(2)	Societe Generale, 2.46%, dated 1/31/19, due 2/1/19(4)	UMB Bank, N.A., 2.35%, dated 1/31/19, due 2/1/19(5)
Europe 30 ProFund	$43,000	$74,000	$43,000	$65,000	$4,000
Falling U.S. Dollar ProFund	998,000	1,699,000	998,000	1,498,000	52,000
Financials UltraSector ProFund	1,831,000	3,113,000	1,831,000	2,747,000	86,000
Health Care UltraSector ProFund	2,363,000	4,017,000	2,363,000	3,545,000	111,000
Industrials UltraSector ProFund	362,000	617,000	362,000	544,000	21,000
Internet UltraSector ProFund	10,076,000	17,130,000	10,076,000	15,115,000	443,000
Mid-Cap ProFund	1,531,000	2,605,000	1,531,000	2,298,000	75,000
Mid-Cap Value ProFund	11,000	19,000	11,000	17,000	2,000
Mobile Telecommunications UltraSector ProFund	6,375,000	10,840,000	6,375,000	9,565,000	285,000
Nasdaq-100 ProFund	5,582,000	9,492,000	5,582,000	8,375,000	250,000
Oil & Gas UltraSector ProFund	710,000	1,207,000	710,000	1,066,000	38,000
Oil Equipment & Services UltraSector ProFund	327,000	557,000	327,000	491,000	20,000
Pharmaceuticals UltraSector ProFund	299,000	510,000	299,000	449,000	20,000
Precious Metals UltraSector ProFund	1,146,000	1,950,000	1,146,000	1,720,000	56,000
Real Estate UltraSector ProFund	2,237,000	3,803,000	2,237,000	3,355,000	103,000
Rising Rates Opportunity ProFund	8,151,000	13,858,000	8,151,000	12,227,000	361,000
Rising Rates Opportunity 10 ProFund	1,474,000	2,507,000	1,474,000	2,212,000	69,000
Rising U.S. Dollar ProFund	2,697,000	4,586,000	2,697,000	4,045,000	122,000
Semiconductor UltraSector ProFund	1,355,000	2,304,000	1,355,000	2,033,000	65,000
Short Nasdaq-100 ProFund	865,000	1,472,000	865,000	1,298,000	46,000
Short Oil & Gas ProFund	355,000	605,000	355,000	534,000	23,000
Short Precious Metals ProFund	1,285,000	2,186,000	1,285,000	1,930,000	63,000
Short Real Estate ProFund	321,000	546,000	321,000	481,000	20,000
Short Small-Cap ProFund	604,000	1,027,000	604,000	907,000	34,000
Small-Cap ProFund	1,782,000	3,031,000	1,782,000	2,674,000	83,000
Small-Cap Growth ProFund	4,000	7,000	4,000	6,000	2,000
Technology UltraSector ProFund	1,032,000	1,756,000	1,032,000	1,549,000	52,000
Telecommunications UltraSector ProFund	1,619,000	2,753,000	1,619,000	2,430,000	79,000
U.S. Government Plus ProFund	3,408,000	5,793,000	3,408,000	5,112,000	154,000
UltraBear ProFund	2,727,000	4,637,000	2,727,000	4,092,000	124,000
UltraBull ProFund	10,330,000	17,561,000	10,330,000	15,495,000	454,000
UltraChina ProFund	747,000	1,272,000	747,000	1,122,000	39,000
UltraDow 30 ProFund	1,616,000	2,748,000	1,616,000	2,425,000	77,000
UltraEmerging Markets ProFund	618,000	1,051,000	618,000	926,000	31,000
UltraInternational ProFund	561,000	953,000	561,000	840,000	29,000
UltraJapan ProFund	2,617,000	4,450,000	2,617,000	3,926,000	116,000
UltraLatin America ProFund	950,000	1,617,000	950,000	1,426,000	48,000
UltraMid-Cap ProFund	4,958,000	8,429,000	4,958,000	7,437,000	223,000
UltraNasdaq-100 ProFund	23,056,000	39,196,000	23,056,000	34,585,000	1,010,000
UltraShort China ProFund	714,000	1,214,000	714,000	1,070,000	36,000
UltraShort Dow 30 ProFund	1,186,000	2,017,000	1,186,000	1,780,000	58,000
UltraShort Emerging Markets ProFund	389,000	664,000	389,000	586,000	23,000
UltraShort International ProFund	524,000	894,000	524,000	788,000	30,000
UltraShort Japan ProFund	160,000	273,000	160,000	241,000	10,000
UltraShort Latin America ProFund	665,000	1,131,000	665,000	997,000	33,000
UltraShort Mid-Cap ProFund	467,000	795,000	467,000	701,000	25,000
UltraShort Nasdaq-100 ProFund	2,628,000	4,470,000	2,628,000	3,944,000	126,000
UltraShort Small-Cap ProFund	1,753,000	2,980,000	1,753,000	2,630,000	83,000
UltraSmall-Cap ProFund	3,878,000	6,595,000	3,878,000	5,817,000	178,000
Utilities UltraSector ProFund	813,000	1,383,000	813,000	1,220,000	40,000
	$144,861,000	$246,330,000	$144,861,000	$217,336,000	$6,649,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of January 31, 2019 as follows:

(1)              U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at January 31, 2019, 3.10%, due 2/15/43, total value $147,762,258.

(2)              U.S Treasury Bills, effective yield or interest rate in effect at January 31, 2019, 2.592%, due 1/30/20, U.S. Treasury Notes, 2.00% to 2.75%, due 3/15/21 to 9/15/21, which had an aggregate value of $251,265,095.

(3)              U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $147,765,275.

(4)              U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $221,693,021.

(5)              U.S. Treasury Notes, 1.125% to 1.625%, due 12/31/19 to 5/15/26, which had an aggregate value of $6,789,197.

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 267

Depositary Receipts

Each ProFund may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as “unsponsored”, require the holders thereof to bear most of the costs of such facilities, while issuers of “sponsored” facilities normally pay more of the cost thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each ProFund (other than Rising Rates Opportunity ProFunds, Rising Rates Opportunity 10 ProFunds, and U.S. Government Plus ProFund) may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Equity REITS invest primarily in real property while mortgage REITS invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITS, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2019, were utilized to gain exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2019. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with derivative positions in the Mobile Telecommunications UltraSector ProFund, Small-Cap ProFund, UltraBull ProFund, UltraMid-Cap ProFund, and UltraSmall-Cap ProFund was 90%, 61%, 134%, 132%, and 161% respectively, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2019.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund) (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type:

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final

268 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions, they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 269

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of January 31, 2019, the collateral posted by counterparties consisted of U.S. Treasury securities.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

270 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protest the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2019, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2019.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$—	$—	$—	$9,874	$—
Basic Materials UltraSector ProFund	—	57,639	—	—	—	—
Bear ProFund	—	—	—	46,290	338,165	—
Biotechnology UltraSector ProFund	—	—	—	—	1,201,276	—
Bull ProFund	279,495	569,515	—	—	—	—
Consumer Goods UltraSector ProFund	—	96,734	—	—	—	—
Consumer Services UltraSector ProFund	—	816,650	—	—	—	—
Financials UltraSector ProFund	—	504,588	—	—	—	—
Health Care UltraSector ProFund	—	499,313	—	—	—	—
Industrials UltraSector ProFund	—	198,652	—	—	—	—
Internet UltraSector ProFund	—	5,667,201	—	—	—	—
Mid-Cap ProFund	93,276	56,750	—	—	—	—
Mobile Telecommunications UltraSector ProFund	—	—	—	—	4,265,889	—
Nasdaq-100 ProFund	128,145	700,049	—	—	—	—
Oil & Gas UltraSector ProFund	—	354,758	—	—	—	—
Oil Equipment & Services UltraSector ProFund	—	121,075	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	30,562	—	—	—	—
Precious Metals UltraSector ProFund	—	1,906,836	—	—	—	—
Real Estate UltraSector ProFund	—	1,739,024	—	—	—	—

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 271

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Semiconductor UltraSector ProFund	$—	$998,261	$—	$—	$—	$—
Short Nasdaq-100 ProFund	—	—	—	4,614	115,364	—
Short Oil & Gas ProFund	—	—	—	—	70,751	—
Short Precious Metals ProFund	—	—	—	—	751,752	—
Short Real Estate ProFund	—	—	—	—	72,863	—
Short Small-Cap ProFund	—	—	—	15,815	30,610	—
Small-Cap ProFund	28,967	152,045	—	—	—	—
Technology UltraSector ProFund	—	787,490	—	—	—	—
Telecommunications UltraSector ProFund	—	94,903	—	—	—	—
UltraBear ProFund	—	—	—	40,696	632,517	—
UltraBull ProFund	348,886	2,976,006	—	—	—	—
UltraChina ProFund	—	769,573	—	—	—	—
UltraDow 30 ProFund	194,297	652,762	—	—	—	—
UltraEmerging Markets ProFund	—	642,840	—	—	—	—
UltraInternational ProFund	—	71,340	—	—	—	—
UltraJapan ProFund	—	1,132	—	132,059	—	—
UltraLatin America ProFund	—	2,173,978	—	—	—	—
UltraMid-Cap ProFund	569,256	756,310	—	—	—	—
UltraNasdaq-100 ProFund	1,187,628	13,339,312	—	—	—	—
UltraShort China ProFund	—	—	—	—	211,167	—
UltraShort Dow 30 ProFund	—	—	—	5,615	220,931	—
UltraShort Emerging Markets ProFund	—	—	—	—	139,471	—
UltraShort International ProFund	—	—	—	—	69,581	—
UltraShort Japan ProFund	34,678	—	—	—	1,134	—
UltraShort Latin America ProFund	—	—	—	—	330,075	—
UltraShort Mid-Cap ProFund	—	—	—	16,056	45,536	—
UltraShort Nasdaq-100 ProFund	—	—	—	190,254	777,434	—
UltraShort Small-Cap ProFund	—	—	—	103,548	289,837	—
UltraSmall-Cap ProFund	144,789	1,136,763	—	—	—	—
Utilities UltraSector ProFund	—	197,701	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	27,737	—	—	81,955
Rising U.S. Dollar ProFund	—	—	199,641	—	—	131,551

Interest Rate Risk Exposure:
Rising Rates Opportunity ProFund	—	—	—	—	943,337	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	58,385	—
U.S. Government Plus ProFund	—	318,132	—	—	—	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the period ended January 31, 2019.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$(1,353,011)	$—	$—	$25,996	$—
Basic Materials UltraSector ProFund	—	(578,246)	—	—	(126,384)	—
Bear ProFund	94,081	145,170	—	(15,255)	(346,842)	—
Biotechnology UltraSector ProFund	—	(6,553,960)	—	—	(2,269,643)	—

272 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Bull ProFund	$(1,193,452)	$(151,558)	$—	$225,960	$574,872	$—
Consumer Goods UltraSector ProFund	—	(301,560)	—	—	83,159	—
Consumer Services UltraSector ProFund	—	(3,129,959)	—	—	1,356,068	—
Financials UltraSector ProFund	—	(2,818,705)	—	—	510,079	—
Health Care UltraSector ProFund	—	(4,420,617)	—	—	(16,313)	—
Industrials UltraSector ProFund	—	(2,579,266)	—	—	73,179	—
Internet UltraSector ProFund	—	(31,775,248)	—	—	20,926,800	—
Mid-Cap ProFund	(335,708)	(685,108)	—	126,742	27,610	—
Mobile Telecommunications UltraSector ProFund	—	3,158,053	—	—	(4,334,176)	—
Nasdaq-100 ProFund	(717,488)	(839,174)	—	49,902	949,247	—
Oil & Gas UltraSector ProFund	—	(2,491,365)	—	—	(648,708)	—
Oil Equipment & Services UltraSector ProFund	—	(1,798,921)	—	—	(97,216)	—
Pharmaceuticals UltraSector ProFund	—	(411,434)	—	—	(270,755)	—
Precious Metals UltraSector ProFund	—	(1,889,324)	—	—	2,145,400	—
Real Estate UltraSector ProFund	—	(3,027,611)	—	—	1,677,836	—
Semiconductor UltraSector ProFund	—	(5,302,387)	—	—	3,205,104	—
Short Nasdaq-100 ProFund	17,388	111,446	—	(1,870)	(143,525)	—
Short Oil & Gas ProFund	—	465,323	—	—	27,201	—
Short Precious Metals ProFund	—	(345,222)	—	—	(741,678)	—
Short Real Estate ProFund	—	1,191	—	—	(48,829)	—
Short Small-Cap ProFund	138,937	722,564	—	(15,815)	(12,989)	—
Small-Cap ProFund	(419,005)	(2,547,056)	—	78,725	45,638	—
Technology UltraSector ProFund	—	(6,526,110)	—	—	3,482,752	—
Telecommunications UltraSector ProFund	—	(2,008,516)	—	—	61,033	—
UltraBear ProFund	15,865	173,007	—	(30,465)	(648,566)	—
UltraBull ProFund	(1,171,803)	(17,241,562)	—	(28,957)	3,134,429	—
UltraChina ProFund	—	(5,274,903)	—	—	1,147,452	—
UltraDow 30 ProFund	(524,978)	(3,026,988)	—	139,032	703,614	—
UltraEmerging Markets ProFund	—	(3,006,131)	—	—	904,634	—
UltraInternational ProFund	—	(1,169,613)	—	—	84,202	—
UltraJapan ProFund	(2,743,495)	(18,548)	—	(382,618)	986	—
UltraLatin America ProFund	—	344,257	—	—	2,642,834	—
UltraMid-Cap ProFund	(1,331,871)	(9,502,124)	—	681,642	341,590	—
UltraNasdaq-100 ProFund	(17,504,977)	(56,506,946)	—	445,445	18,455,312	—
UltraShort China ProFund	—	151,530	—	—	(277,649)	—
UltraShort Dow 30 ProFund	17,686	199,550	—	(2,662)	(234,584)	—
UltraShort Emerging Markets ProFund	—	443,067	—	—	(194,833)	—
UltraShort International ProFund	—	(17,495)	—	—	(72,109)	—
UltraShort Japan ProFund	(47,556)	18,390	—	37,510	(986)	—
UltraShort Latin America ProFund	—	(1,044,149)	—	—	(399,310)	—
UltraShort Mid-Cap ProFund	34,808	(91,380)	—	(18,145)	(37,036)	—
UltraShort Nasdaq-100 ProFund	(4,765)	1,418,388	—	(175,163)	(990,219)	—
UltraShort Small-Cap ProFund	14,430	337,108	—	(99,159)	(155,182)	—
UltraSmall-Cap ProFund	(1,174,919)	(13,890,421)	—	131,535	275,719	—
Utilities UltraSector ProFund	—	229,160	—	—	93,832	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	(104,282)	—	—	(43,314)
Rising U.S. Dollar ProFund	—	—	236,568	—	—	(58,102)

Interest Rate Risk Exposure:
Rising Rates Opportunity ProFund	—	922,577	—	—	(1,797,812)	—
Rising Rates Opportunity 10 ProFund	—	(115,450)	—	—	(195,921)	—
U.S. Government Plus ProFund	2,904	(834,146)	—	—	717,837	—

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 273

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts as of January 31, 2019. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(6,158)	$6,158	$—	$—
Swap Agreements — UBS AG	(3,716)	3,716	—	—
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	24,818	—	—	24,818
Swap Agreements — UBS AG	32,821	—	—	32,821
Bear ProFund
Swap Agreements — Goldman Sachs International	(105,441)	105,441	—	—
Swap Agreements — UBS AG	(232,724)	232,724	—	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(569,528)	569,528	—	—
Swap Agreements — UBS AG	(631,748)	631,748	—	—
Bull ProFund
Swap Agreements — Goldman Sachs International	408,212	(217,317)	—	190,895
Swap Agreements — UBS AG	161,303	—	—	161,303
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	49,336	(49,336)	—	—
Swap Agreements — UBS AG	47,398	—	—	47,398
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	397,085	(57,196)	—	339,889
Swap Agreements — UBS AG	419,565	(58,367)	—	361,198
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	9,816
(Depreciation)	(15,513)
Net (Depreciation)	(5,697)	5,697	—	—
Forward Currency Contracts — UBS AG
Appreciation	17,921
(Depreciation)	(66,442)
Net (Depreciation)	(48,521)	48,521	—	—
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	266,953	(16,340)	—	250,613
Swap Agreements — UBS AG	237,635	(11,135)	—	226,500
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	247,905	—	—	247,905
Swap Agreements — UBS AG	251,408	—	—	251,408
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	95,574	—	—	95,574
Swap Agreements — UBS AG	103,078	(21,257)	—	81,821
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	2,761,801	(302,253)	—	2,459,548
Swap Agreements — UBS AG	2,905,400	(310,399)	—	2,595,001
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	24,067	(24,067)	—	—
Swap Agreements — UBS AG	32,683	—	—	32,683
Mobile Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	(578,782)	578,782	—	—
Swap Agreements — UBS AG	(3,687,107)	3,687,107	—	—
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	371,004	(240,189)	—	130,815
Swap Agreements — UBS AG	329,045	—	—	329,045

274 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	$177,006	$(158,185)	$—	$18,821
Swap Agreements — UBS AG	177,752	—	—	177,752
Oil Equipment & Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	58,985	(58,985)	—	—
Swap Agreements — UBS AG	62,090	(62,090)	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	13,279	—	—	13,279
Swap Agreements — UBS AG	17,283	—	—	17,283
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	979,127	(677,792)	—	301,335
Swap Agreements — UBS AG	927,709	(626,841)	—	300,868
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	876,375	(731,855)	—	144,520
Swap Agreements — UBS AG	862,649	(712,097)	—	150,552
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(818,944)	550,000	—	(268,944)
Swap Agreements — Societe’ Generale	(124,393)	90,000	—	(34,393)
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(39,279)	39,279	—	—
Swap Agreements — Societe’ Generale	(19,106)	19,106	—	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	101,763
(Depreciation)	(41,293)
Net Appreciation	60,470	(60,470)	—	—
Forward Currency Contracts — UBS AG
Appreciation	97,878
(Depreciation)	(90,258)
Net Appreciation	7,620	—	—	7,620
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	513,676	(513,676)	—	—
Swap Agreements — UBS AG	484,585	(233,334)	—	251,251
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(86,015)	86,015	—	—
Swap Agreements — UBS AG	(29,349)	29,349	—	—
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	(44,782)	44,782	—	—
Swap Agreements — UBS AG	(25,969)	25,969	—	—
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	(371,772)	340,000	—	(31,772)
Swap Agreements — UBS AG	(379,980)	379,980	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(34,051)	34,051	—	—
Swap Agreements — UBS AG	(38,812)	38,812	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(10,919)	10,919	—	—
Swap Agreements — UBS AG	(19,691)	19,691	—	—
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	18,122	—	—	18,122
Swap Agreements — UBS AG	133,923	—	—	133,923
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	378,937	(166,194)	—	212,743
Swap Agreements — UBS AG	408,553	(94,704)	—	313,849
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	35,852	—	—	35,852
Swap Agreements — UBS AG	59,051	—	—	59,051

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 275

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	$280,841	$(59,945)	$—	$220,896
Swap Agreements — Societe’ Generale	37,291	—	(37,291)	—
UltraBear ProFund
Swap Agreements — Goldman Sachs International	(229,708)	229,708	—	—
Swap Agreements — UBS AG	(402,809)	402,809	—	—
UltraBull ProFund
Swap Agreements — Goldman Sachs International	1,441,675	(929,096)	—	512,579
Swap Agreements — UBS AG	1,534,331	—	—	1,534,331
UltraChina ProFund
Swap Agreements — Goldman Sachs International	384,075	(177,207)	—	206,868
Swap Agreements — UBS AG	385,498	—	—	385,498
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	255,364	(255,364)	—	—
Swap Agreements — UBS AG	397,398	(48,875)	—	348,523
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	235,590	(156,183)	—	79,407
Swap Agreements — UBS AG	407,250	—	—	407,250
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	2,000	—	—	2,000
Swap Agreements — UBS AG	69,340	—	—	69,340
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	1,132	—	—	1,132
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	1,009,262	(607,109)	—	402,153
Swap Agreements — UBS AG	1,164,716	(511,956)	(150,450)	502,310
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	417,341	(239,280)	—	178,061
Swap Agreements — UBS AG	338,969	(338,969)	—	—
UltraNasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	6,289,820	(1,722,012)	—	4,567,808
Swap Agreements — UBS AG	7,049,492	—	—	7,049,492
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	(105,958)	90,000	—	(15,958)
Swap Agreements — UBS AG	(105,209)	105,209	—	—
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	(73,329)	73,329	—	—
Swap Agreements — UBS AG	(147,602)	147,602	—	—
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	(57,876)	57,876	—	—
Swap Agreements — UBS AG	(81,595)	81,595	—	—
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	(9,720)	9,720	—	—
Swap Agreements — UBS AG	(59,861)	59,861	—	—
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	(1,134)	—	—	(1,134)
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	(135,609)	90,000	—	(45,609)
Swap Agreements — UBS AG	(194,466)	122,000	—	(72,466)
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(18,031)	18,031	—	—
Swap Agreements — UBS AG	(27,505)	27,505	—	—
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(486,238)	486,238	—	—
Swap Agreements — UBS AG	(291,196)	291,196	—	—
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(37,812)	37,812	—	—
Swap Agreements — UBS AG	(252,025)	252,025	—	—

276 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	$704,317	$(385,450)	$—	$318,867
Swap Agreements — UBS AG	432,446	(373,095)	—	59,351
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	87,759	(41,822)	(330)	45,607
Swap Agreements — UBS AG	109,942	—	—	109,942

*                      The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**               Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending:

The Trust has entered into a Securities Lending Agency Agreement (“SLAA”) with BMO Harris Bank, N.A. (“Agent”). Under the terms of the SLAA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least the market value of the securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral is limited to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”). The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments. Cash collateral received from the borrower is recorded on the Statement of Assets and Liabilities as “Payable for collateral received on loaned securities”. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments or Statement of Assets and Liabilities. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Any voting rights or rights to consent relating to securities loaned pass to the borrower. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the SLAA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions which are subject to offset under the SLAA as of January 31, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an SLAA, as of January 31, 2019:

Fund	Value of Securities on Loan	Value of Collateral Received*	Net Amount
Biotechnology UltraSector ProFund	$93,038	$93,038	$—
Bull ProFund	35,031	35,031	—
Consumer Goods UltraSector ProFund	2,693	2,677	(16)
Consumer Services UltraSector ProFund	154,596	154,596	—
Europe 30 ProFund	194,463	194,463	—
Financials UltraSector ProFund	14,040	14,040	—
Health Care UltraSector ProFund	51,450	51,450	—
Internet UltraSector ProFund	2,044,461	2,044,461	—
Large-Cap Growth ProFund	10,937	10,937	—
Mid-Cap ProFund	61,097	61,097	—
Mid-Cap Growth ProFund	13,223	13,223	—
Mid-Cap Value ProFund	32,283	32,283	—
Nasdaq-100 ProFund	136,620	136,620	—
Oil & Gas UltraSector ProFund	30,195	30,195	—
Oil Equipment & Services UltraSector ProFund	83,148	83,148	—

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 277

Fund	Value of Securities on Loan	Value of Collateral Received*	Net Amount
Pharmaceuticals UltraSector ProFund	$114,399	$114,399	$—
Precious Metals UltraSector ProFund	680,130	680,130	—
Real Estate UltraSector ProFund	65,107	65,107	—
Small-Cap ProFund	200,809	200,809	—
Small-Cap Growth ProFund	75,352	75,352	—
Small-Cap Value ProFund	258,034	258,034	—
Technology UltraSector ProFund	24,315	24,315	—
Telecommunications UltraSector ProFund	396,586	396,586	—
U.S. Government Plus ProFund	536,680	536,680	—
UltraBull ProFund	49,138	49,138	—
UltraChina ProFund	1,494,105	1,494,105	—
UltraEmerging Markets ProFund	141,012	141,012	—
UltraLatin America ProFund	2,368,751	2,368,751	—
UltraMid-Cap ProFund	228,352	228,352	—
UltraNasdaq-100 ProFund	777,069	777,069	—

*                      The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Schedule of Portfolio Investments. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.

Securities lending transactions as of January 31, 2019:

	Security Type		Remaining Contractual Maturity of the Agreements	Total Value	Value	Net
Fund	Common Stocks	U.S. Treasury Obligations	Overnight and Continuous	of Securities on Loan	of Collateral Received*	Amount Due to/(from) Counterparty
Biotechnology UltraSector ProFund	$93,038	$—	$93,038	$93,038	$97,168	$4,130
Bull ProFund	35,031	—	35,031	35,031	35,360	329
Consumer Goods UltraSector ProFund	2,693	—	2,693	2,693	2,677	(16)
Consumer Services UltraSector ProFund	154,596	—	154,596	154,596	160,162	5,566
Europe 30 ProFund	194,463	—	194,463	194,463	195,888	1,425
Financials UltraSector ProFund	14,040	—	14,040	14,040	14,238	198
Health Care UltraSector ProFund	51,450	—	51,450	51,450	51,728	278
Internet UltraSector ProFund	2,044,461	—	2,044,461	2,044,461	2,065,885	21,424
Large-Cap Growth ProFund	10,937	—	10,937	10,937	11,040	103
Mid-Cap ProFund	61,097	—	61,097	61,097	62,598	1,501
Mid-Cap Growth ProFund	13,223	—	13,223	13,223	13,792	569
Mid-Cap Value ProFund	32,283	—	32,283	32,283	33,197	914
Nasdaq-100 ProFund	136,620	—	136,620	136,620	146,463	9,843
Oil & Gas UltraSector ProFund	30,195	—	30,195	30,195	31,664	1,469
Oil Equipment & Services UltraSector ProFund	83,148	—	83,148	83,148	85,725	2,577
Pharmaceuticals UltraSector ProFund	114,399	—	114,399	114,399	115,870	1,471
Precious Metals UltraSector ProFund	680,130	—	680,130	680,130	695,900	15,770
Real Estate UltraSector ProFund	65,107	—	65,107	65,107	66,024	917
Small-Cap ProFund	200,809	—	200,809	200,809	211,894	11,085
Small-Cap Growth ProFund	75,352	—	75,352	75,352	75,841	489
Small-Cap Value ProFund	258,034	—	258,034	258,034	264,750	6,716
Technology UltraSector ProFund	24,315	—	24,315	24,315	24,633	318
Telecommunications UltraSector ProFund	396,586	—	396,586	396,586	401,581	4,995
U.S. Government Plus ProFund	—	536,680	536,680	536,680	547,000	10,320
UltraBull ProFund	49,138	—	49,138	49,138	49,600	462
UltraChina ProFund	1,494,105	—	1,494,105	1,494,105	1,551,638	57,533
UltraEmerging Markets ProFund	141,012	—	141,012	141,012	143,856	2,844
UltraLatin America ProFund	2,368,751	—	2,368,751	2,368,751	2,483,202	114,451
UltraMid-Cap ProFund	228,352	—	228,352	228,352	233,882	5,530
UltraNasdaq-100 ProFund	777,069	—	777,069	777,069	833,050	55,981

*                      Includes cash collateral.

278 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., net operating loss, distribution reclassification, and equalization, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNasdaq-100 ProFund, UltraJapan ProFund, Bear ProFund, UltraBear ProFund and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

Recent Accounting Pronouncements and Regulation S-X Amendments

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Fund has early adopted ASU 2018-13 with the financial statements prepared as of January 31, 2019.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. The Funds’ adoption of these amendments, effective with the financial statements prepared as of January 31, 2019 had no effect on the Funds’ net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the July 31, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes presenting all distributions to shareholders, other than tax basis return of capital distributions, if any, in one line-item, called “Total distributions”.

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 279

Prior to the adoption of this amendment, the distributions to shareholders in the January 31, 2018 Statements of Changes in Net Assets were presented as follows:

	Investor Class Distributions from:		Service Class Distributions from:
	Net Investment Income	Net Realized Gains on Investments	Net Investment Income	Net Realized Gains on Investments
Biotechnology UltraSector ProFund	$—	$(19,297,329)	$—	$(863,877)
Consumer Goods UltraSector ProFund	(7,557)	(157,359)	—	(17,278)
Consumer Services UltraSector ProFund	—	(952,427)	—	(29,840)
Europe 30 ProFund	(220,663)	—	—	—
Health Care UltraSector ProFund	—	(2,209,849)	—	(243,279)
Industrials UltraSector ProFund	—	(1,281,682)	—	(42,515)
Internet UltraSector ProFund	—	(14,299,687)	—	(937,987)
Large Cap Growth ProFund	—	(304,461)	—	(44,436)
Large-Cap Value ProFund	(100,821)	(50,703)	—	(7,541)
Mid-Cap ProFund	—	(3,926,116)	—	(85,658)
Mid-Cap Value ProFund	—	(839,790)	—	(77,016)
Nasdaq-100 ProFund	—	(602,089)	—	(50,413)
Oil & Gas UltraSector ProFund	(211,425)	—	—	—
Oil Equipment & Services UltraSector ProFund	(243,865)	—	(5,703)	—
Pharmaceuticals UltraSector ProFund	—	(441,843)	—	(41,346)
Semiconductor UltraSector ProFund	(277,618)	(24,665,917)	—	(676,681)
Technology UltraSector ProFund	—	(2,661,704)	—	(225,904)
Telecommunications UltraSector ProFund	(155,268)	—	(2,147)	—
U.S. Government Plus ProFund	(32,910)	—	(465)	—
UltraChina ProFund	(331,919)	—	(16,999)	—
UltraDow 30 ProFund	(13,434)	(1,507,591)	—	(44,045)
UltraEmerging Markets ProFund	(66,295)	—	—	—
UltraLatin America ProFund	(70,434)	—	—	—
UltraMid-Cap ProFund	—	(7,149,206)	—	(179,502)
UltraSmall-Cap ProFund	—	(729,042)	—	(21,514)
Utilities UltraSector ProFund	(146,932)	—	(72,703)	—

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•             Level 1—quoted prices in active markets for identical assets

•             Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•             Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund that are listed or traded on a stock exchange or the Nasdaq National Market System (“Nasdaq/NMS”), are generally valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid

280 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of such fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of exchange or market on which the investment is principally trades; (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Any such fair valuations will be conducted pursuant to Board-approved fair valuation procedures. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of January 31, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Banks UltraSector ProFund
Common Stocks	$8,526,156	$—	$—	$—	$8,526,156	$—
Repurchase Agreements	—	—	2,394,000	—	2,394,000	—
Swap Agreements	—	—	—	(9,874)	—	(9,874)
Total	$8,526,156	$—	$2,394,000	$(9,874)	$10,920,156	$(9,874)
Basic Materials UltraSector ProFund
Common Stocks	$3,494,674	$—	$—	$—	$3,494,674	$—
Repurchase Agreements	—	—	1,270,000	—	1,270,000	—
Swap Agreements	—	—	—	57,639	—	57,639
Total	$3,494,674	$—	$1,270,000	$57,639	$4,764,674	$57,639
Bear ProFund
Repurchase Agreements	$—	$—	$16,914,000	$—	$16,914,000	$—
Futures Contracts	—	(46,290)	—	—	—	(46,290)
Swap Agreements	—	—	—	(338,165)	—	(338,165)
Total	$—	$(46,290)	$16,914,000	$(338,165)	$16,914,000	$(384,455)
Biotechnology UltraSector ProFund
Common Stocks	$160,614,157	$—	$—	$—	$160,614,157	$—
Repurchase Agreements	—	—	60,980,000	—	60,980,000	—
Collateral for Securities Loaned	97,168	—	—	—	97,168	—
Swap Agreements	—	—	—	(1,201,276)	—	(1,201,276)
Total	$160,711,325	$—	$60,980,000	$(1,201,276)	$221,691,325	$(1,201,276)

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 281

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$33,702,430	$—	$—	$—	$33,702,430	$—
Repurchase Agreements	—	—	37,418,000	—	37,418,000	—
Collateral for Securities Loaned	35,360	—	—	—	35,360	—
Futures Contracts	—	279,495	—	—	—	279,495
Swap Agreements	—	—	—	569,515	—	569,515
Total	$33,737,790	$279,495	$37,418,000	$569,515	$71,155,790	$849,010
Consumer Goods UltraSector ProFund
Common Stocks	$3,616,918	$—	$—	$—	$3,616,918	$—
Repurchase Agreements	—	—	1,177,000	—	1,177,000	—
Collateral for Securities Loaned	2,677	—	—	—	2,677	—
Swap Agreements	—	—	—	96,734	—	96,734
Total	$3,619,595	$—	$1,177,000	$96,734	$4,796,595	$96,734
Consumer Services UltraSector ProFund
Common Stocks	$33,075,741	$—	$—	$—	$33,075,741	$—
Repurchase Agreements	—	—	9,222,000	—	9,222,000	—
Collateral for Securities Loaned	160,162	—	—	—	160,162	—
Swap Agreements	—	—	—	816,650	—	816,650
Total	$33,235,903	$—	$9,222,000	$816,650	$42,457,903	$816,650
Europe 30 ProFund
Common Stocks	$4,574,629	$—	$—	$—	$4,574,629	$—
Repurchase Agreements	—	—	229,000	—	229,000	—
Collateral for Securities Loaned	195,888	—	—	—	195,888	—
Total	$4,770,517	$—	$229,000	$—	$4,999,517	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$5,245,000	$—	$5,245,000	$—
Forward Currency Contracts	—	—	—	(54,218)	—	(54,218)
Total	$—	$—	$5,245,000	$(54,218)	$5,245,000	$(54,218)
Financials UltraSector ProFund
Common Stocks	$29,957,822	$—	$—	$—	$29,957,822	$—
Repurchase Agreements	—	—	9,608,000	—	9,608,000	—
Collateral for Securities Loaned	14,238	—	—	—	14,238	—
Swap Agreements	—	—	—	504,588	—	504,588
Total	$29,972,060	$—	$9,608,000	$504,588	$39,580,060	$504,588
Health Care UltraSector ProFund
Common Stocks	$43,081,173	$—	$—	$—	$43,081,173	$—
Repurchase Agreements	—	—	12,399,000	—	12,399,000	—
Collateral for Securities Loaned	51,728	—	—	—	51,728	—
Swap Agreements	—	—	—	499,313	—	499,313
Total	$43,132,901	$—	$12,399,000	$499,313	$55,531,901	$499,313
Industrials UltraSector ProFund
Common Stocks	$5,469,569	$—	$—	$—	$5,469,569	$—
Repurchase Agreements	—	—	1,906,000	—	1,906,000	—
Swap Agreements	—	—	—	198,652	—	198,652
Total	$5,469,569	$—	$1,906,000	$198,652	$7,375,569	$198,652
Internet UltraSector ProFund
Common Stocks	$147,897,896	$—	$—	$—	$147,897,896	$—
Repurchase Agreements	—	—	52,840,000	—	52,840,000	—
Collateral for Securities Loaned	2,065,885	—	—	—	2,065,885	—
Swap Agreements	—	—	—	5,667,201	—	5,667,201
Total	$149,963,781	$—	$52,840,000	$5,667,201	$202,803,781	$5,667,201

282 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Large-Cap Growth ProFund
Common Stocks	$32,731,604	$—	$—	$—	$32,731,604	$—
Collateral for Securities Loaned	11,040	—	—	—	11,040	—
Total	$32,742,644	$—	$—	$—	$32,742,644	$—
Large-Cap Value ProFund
Common Stocks	$15,267,367	$—	$—	$—	$15,267,367	$—
Total	$15,267,367	$—	$—	$—	$15,267,367	$—
Mid-Cap ProFund
Common Stocks	$11,508,163	$—	$—	$—	$11,508,163	$—
Repurchase Agreements	—	—	8,040,000	—	8,040,000	—
Collateral for Securities Loaned	62,598	—	—	—	62,598	—
Futures Contracts	—	93,276	—	—	—	93,276
Swap Agreements	—	—	—	56,750	—	56,750
Total	$11,570,761	$93,276	$8,040,000	$56,750	$19,610,761	$150,026
Mid-Cap Growth ProFund
Common Stocks	$7,284,807	$—	$—	$—	$7,284,807	$—
Collateral for Securities Loaned	13,792	—	—	—	13,792	—
Total	$7,298,599	$—	$—	$—	$7,298,599	$—
Mid-Cap Value ProFund
Common Stocks	$11,110,124	$—	$—	$—	$11,110,124	$—
Repurchase Agreements	—	—	60,000	—	60,000	—
Collateral for Securities Loaned	33,197	—	—	—	33,197	—
Total	$11,143,321	$—	$60,000	$—	$11,203,321	$—
Mobile Telecommunications UltraSector ProFund
Common Stocks	$33,392,327	$—	$—	$—	$33,392,327	$—
Repurchase Agreements	—	—	33,440,000	—	33,440,000	—
Swap Agreements	—	—	—	(4,265,889)	—	(4,265,889)
Total	$33,392,327	$—	$33,440,000	$(4,265,889)	$66,832,327	$(4,265,889)
Nasdaq-100 ProFund
Common Stocks	$44,470,405	$—	$—	$—	$44,470,405	$—
Repurchase Agreements	—	—	29,281,000	—	29,281,000	—
Collateral for Securities Loaned	146,463	—	—	—	146,463	—
Futures Contracts	—	128,145	—	—	—	128,145
Swap Agreements	—	—	—	700,049	—	700,049
Total	$44,616,868	$128,145	$29,281,000	$700,049	$73,897,868	$828,194
Oil & Gas UltraSector ProFund
Common Stocks	$12,594,630	$—	$—	$—	$12,594,630	$—
Repurchase Agreements	—	—	3,731,000	—	3,731,000	—
Collateral for Securities Loaned	31,664	—	—	—	31,664	—
Swap Agreements	—	—	—	354,758	—	354,758
Total	$12,626,294	$—	$3,731,000	$354,758	$16,357,294	$354,758
Oil Equipment & Services UltraSector ProFund
Common Stocks	$6,510,298	$—	$—	$—	$6,510,298	$—
Repurchase Agreements	—	—	1,722,000	—	1,722,000	—
Collateral for Securities Loaned	85,725	—	—	—	85,725	—
Swap Agreements	—	—	—	121,075	—	121,075
Total	$6,596,023	$—	$1,722,000	$121,075	$8,318,023	$121,075

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 283

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Pharmaceuticals UltraSector ProFund
Common Stocks	$4,247,165	$—	$—	$—	$4,247,165	$—
Repurchase Agreements	—	—	1,577,000	—	1,577,000	—
Collateral for Securities Loaned	115,870	—	—	—	115,870	—
Swap Agreements	—	—	—	30,562	—	30,562
Total	$4,363,035	$—	$1,577,000	$30,562	$5,940,035	$30,562
Precious Metals UltraSector ProFund
Common Stocks	$22,773,139	$—	$—	$—	$22,773,139	$—
Repurchase Agreements	—	—	6,018,000	—	6,018,000	—
Collateral for Securities Loaned	695,900	—	—	—	695,900	—
Swap Agreements	—	—	—	1,906,836	—	1,906,836
Total	$23,469,039	$—	$6,018,000	$1,906,836	$29,487,039	$1,906,836
Real Estate UltraSector ProFund
Common Stocks	$41,312,852	$—	$—	$—	$41,312,852	$—
Repurchase Agreements	—	—	11,735,000	—	11,735,000	—
Collateral for Securities Loaned	66,024	—	—	—	66,024	—
Swap Agreements	—	—	—	1,739,024	—	1,739,024
Total	$41,378,876	$—	$11,735,000	$1,739,024	$53,113,876	$1,739,024
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$42,748,000	$—	$42,748,000	$—
Swap Agreements	—	—	—	(943,337)	—	(943,337)
Total	$—	$—	$42,748,000	$(943,337)	$42,748,000	$(943,337)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$7,736,000	$—	$7,736,000	$—
Swap Agreements	—	—	—	(58,385)	—	(58,385)
Total	$—	$—	$7,736,000	$(58,385)	$7,736,000	$(58,385)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$14,147,000	$—	$14,147,000	$—
Forward Currency Contracts	—	—	—	68,090	—	68,090
Total	$—	$—	$14,147,000	$68,090	$14,147,000	$68,090
Semiconductor UltraSector ProFund
Common Stocks	$23,308,494	$—	$—	$—	$23,308,494	$—
Repurchase Agreements	—	—	7,112,000	—	7,112,000	—
Swap Agreements	—	—	—	998,261	—	998,261
Total	$23,308,494	$—	$7,112,000	$998,261	$30,420,494	$998,261
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$4,546,000	$—	$4,546,000	$—
Futures Contracts	—	(4,614)	—	—	—	(4,614)
Swap Agreements	—	—	—	(115,364)	—	(115,364)
Total	$—	$(4,614)	$4,546,000	$(115,364)	$4,546,000	$(119,978)
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$1,872,000	$—	$1,872,000	$—
Swap Agreements	—	—	—	(70,751)	—	(70,751)
Total	$—	$—	$1,872,000	$(70,751)	$1,872,000	$(70,751)
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$6,749,000	$—	$6,749,000	$—
Swap Agreements	—	—	—	(751,752)	—	(751,752)
Total	$—	$—	$6,749,000	$(751,752)	$6,749,000	$(751,752)

284 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,689,000	$—	$1,689,000	$—
Swap Agreements	—	—	—	(72,863)	—	(72,863)
Total	$—	$—	$1,689,000	$(72,863)	$1,689,000	$(72,863)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$3,176,000	$—	$3,176,000	$—
Futures Contracts	—	(15,815)	—	—	—	(15,815)
Swap Agreements	—	—	—	(30,610)	—	(30,610)
Total	$—	$(15,815)	$3,176,000	$(30,610)	$3,176,000	$(46,425)
Small-Cap ProFund
Common Stocks	$10,269,481	$—	$4,570	$—	$10,274,051	$—
Contingent Right	—	—	408	—	408	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	9,352,000	—	9,352,000	—
Collateral for Securities Loaned	211,894	—	—	—	211,894	—
Futures Contracts	—	28,967	—	—	—	28,967
Swap Agreements	—	—	—	152,045	—	152,045
Total	$10,481,375	$28,967	$9,356,978	$152,045	$19,838,353	$181,012
Small-Cap Growth ProFund
Common Stocks	$15,679,443	$—	$—	$—	$15,679,443	$—
Repurchase Agreements	—	—	23,000	—	23,000	—
Collateral for Securities Loaned	75,841	—	—	—	75,841	—
Total	$15,755,284	$—	$23,000	$—	$15,778,284	$—
Small-Cap Value ProFund
Common Stocks	$20,819,383	$—	$—	$—	$20,819,383	$—
Contingent Right*	—	—	4,646	—	4,646	—
Collateral for Securities Loaned	264,750	—	—	—	264,750	—
Total	$21,084,133	$—	$4,646	$—	$21,088,779	$—
Technology UltraSector ProFund
Common Stocks	$21,253,394	$—	$—	$—	$21,253,394	$—
Repurchase Agreements	—	—	5,421,000	—	5,421,000	—
Collateral for Securities Loaned	24,633	—	—	—	24,633	—
Swap Agreements	—	—	—	787,490	—	787,490
Total	$21,278,027	$—	$5,421,000	$787,490	$26,699,027	$787,490
Telecommunications UltraSector ProFund
Common Stocks	$24,934,142	$—	$—	$—	$24,934,142	$—
Repurchase Agreements	—	—	8,500,000	—	8,500,000	—
Collateral for Securities Loaned	401,581	—	—	—	401,581	—
Swap Agreements	—	—	—	94,903	—	94,903
Total	$25,335,723	$—	$8,500,000	$94,903	$33,835,723	$94,903
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$10,647,725	$—	$10,647,725	$—
Repurchase Agreements	—	—	17,875,000	—	17,875,000	—
Collateral for Securities Loaned	547,000	—	—	—	547,000	—
Swap Agreements	—	—	—	318,132	—	318,132
Total	$547,000	$—	$28,522,725	$318,132	$29,069,725	$318,132
UltraBear ProFund
Repurchase Agreements	$—	$—	$14,307,000	$—	$14,307,000	$—
Futures Contracts	—	(40,696)	—	—	—	(40,696)
Swap Agreements	—	—	—	(632,517)	—	(632,517)
Total	$—	$(40,696)	$14,307,000	$(632,517)	$14,307,000	$(673,213)

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 285

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraBull ProFund
Common Stocks	$59,915,456	$—	$—	$—	$59,915,456	$—
Repurchase Agreements	—	—	54,170,000	—	54,170,000	—
Collateral for Securities Loaned	49,600	—	—	—	49,600	—
Futures Contracts	—	348,886	—	—	—	348,886
Swap Agreements	—	—	—	2,976,006	—	2,976,006
Total	$59,965,056	$348,886	$54,170,000	$2,976,006	$114,135,056	$3,324,892
UltraChina ProFund
Common Stocks	$23,596,089	$—	$—	$—	$23,596,089	$—
Repurchase Agreements	—	—	3,927,000	—	3,927,000	—
Collateral for Securities Loaned	1,551,638	—	—	—	1,551,638	—
Swap Agreements	—	—	—	769,573	—	769,573
Total	$25,147,727	$—	$3,927,000	$769,573	$29,074,727	$769,573
UltraDow 30 ProFund
Common Stocks	$23,117,302	$—	$—	$—	$23,117,302	$—
Repurchase Agreements	—	—	8,482,000	—	8,482,000	—
Futures Contracts	—	194,297	—	—	—	194,297
Swap Agreements	—	—	—	652,762	—	652,762
Total	$23,117,302	$194,297	$8,482,000	$652,762	$31,599,302	$847,059
UltraEmerging Markets ProFund
Common Stocks	$13,611,147	$—	$—	$—	$13,611,147	$—
Preferred Stock	358,576	—	—	—	358,576	—
Repurchase Agreements	—	—	3,244,000	—	3,244,000	—
Collateral for Securities Loaned	143,856	—	—	—	143,856	—
Swap Agreements	—	—	—	642,840	—	642,840
Total	$14,113,579	$—	$3,244,000	$642,840	$17,357,579	$642,840
UltraInternational ProFund
Repurchase Agreements	$—	$—	$2,944,000	$—	$2,944,000	$—
Swap Agreements	—	—	—	71,340	—	71,340
Total	$—	$—	$2,944,000	$71,340	$2,944,000	$71,340
UltraJapan ProFund
Repurchase Agreements	$—	$—	$13,726,000	$—	$13,726,000	$—
Futures Contracts	—	(132,059)	—	—	—	(132,059)
Swap Agreement	—	—	—	1,132	—	1,132
Total	$—	$(132,059)	$13,726,000	$1,132	$13,726,000	$(130,927)
UltraLatin America ProFund
Common Stocks	$31,100,337	$—	$—	$—	$31,100,337	$—
Preferred Stocks	3,435,976	—	—	—	3,435,976	—
Repurchase Agreements	—	—	4,991,000	—	4,991,000	—
Collateral for Securities Loaned	2,483,202	—	—	—	2,483,202	—
Swap Agreements	—	—	—	2,173,978	—	2,173,978
Total	$37,019,515	$—	$4,991,000	$2,173,978	$42,010,515	$2,173,978
UltraMid-Cap ProFund
Common Stocks	$43,942,789	$—	$—	$—	$43,942,789	$—
Repurchase Agreements	—	—	26,005,000	—	26,005,000	—
Collateral for Securities Loaned	233,882	—	—	—	233,882	—
Futures Contracts	—	569,256	—	—	—	569,256
Swap Agreements	—	—	—	756,310	—	756,310
Total	$44,176,671	$569,256	$26,005,000	$756,310	$70,181,671	$1,325,566

286 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraNasdaq-100 ProFund
Common Stocks	$251,998,959	$—	$—	$—	$251,998,959	$—
Repurchase Agreements	—	—	120,903,000	—	120,903,000	—
Collateral for Securities Loaned	833,050	—	—	—	833,050	—
Futures Contracts	—	1,187,628	—	—	—	1,187,628
Swap Agreements	—	—	—	13,339,312	—	13,339,312
Total	$252,832,009	$1,187,628	$120,903,000	$13,339,312	$373,735,009	$14,527,160
UltraShort China ProFund
Repurchase Agreements	$—	$—	$3,748,000	$—	$3,748,000	$—
Swap Agreements	—	—	—	(211,167)	—	(211,167)
Total	$—	$—	$3,748,000	$(211,167)	$3,748,000	$(211,167)
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$6,227,000	$—	$6,227,000	$—
Futures Contracts	—	(5,615)	—	—	—	(5,615)
Swap Agreements	—	—	—	(220,931)	—	(220,931)
Total	$—	$(5,615)	$6,227,000	$(220,931)	$6,227,000	$(226,546)
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$2,051,000	$—	$2,051,000	$—
Swap Agreements	—	—	—	(139,471)	—	(139,471)
Total	$—	$—	$2,051,000	$(139,471)	$2,051,000	$(139,471)
UltraShort International ProFund
Repurchase Agreements	$—	$—	$2,760,000	$—	$2,760,000	$—
Swap Agreements	—	—	—	(69,581)	—	(69,581)
Total	$—	$—	$2,760,000	$(69,581)	$2,760,000	$(69,581)
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$844,000	$—	$844,000	$—
Futures Contracts	—	34,678	—	—	—	34,678
Swap Agreement	—	—	—	(1,134)	—	(1,134)
Total	$—	$34,678	$844,000	$(1,134)	$844,000	$33,544
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$3,491,000	$—	$3,491,000	$—
Swap Agreements	—	—	—	(330,075)	—	(330,075)
Total	$—	$—	$3,491,000	$(330,075)	$3,491,000	$(330,075)
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,455,000	$—	$2,455,000	$—
Futures Contracts	—	(16,056)	—	—	—	(16,056)
Swap Agreements	—	—	—	(45,536)	—	(45,536)
Total	$—	$(16,056)	$2,455,000	$(45,536)	$2,455,000	$(61,592)
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$13,796,000	$—	$13,796,000	$—
Futures Contracts	—	(190,254)	—	—	—	(190,254)
Swap Agreements	—	—	—	(777,434)	—	(777,434)
Total	$—	$(190,254)	$13,796,000	$(777,434)	$13,796,000	$(967,688)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$9,199,000	$—	$9,199,000	$—
Futures Contracts	—	(103,548)	—	—	—	(103,548)
Swap Agreements	—	—	—	(289,837)	—	(289,837)
Total	$—	$(103,548)	$9,199,000	$(289,837)	$9,199,000	$(393,385)

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 287

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraSmall-Cap ProFund
Common Stocks	$13,096,447	$—	$—	$—	$13,096,447	$—
Contingent Right	—	—	1,072	—	1,072	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	20,346,000	—	20,346,000	—
Futures Contracts	—	144,789	—	—	—	144,789
Swap Agreements	—	—	—	1,136,763	—	1,136,763
Total	$13,096,447	$144,789	$20,347,072	$1,136,763	$33,443,519	$1,281,552
Utilities UltraSector ProFund
Common Stocks	$12,702,702	$—	$—	$—	$12,702,702	$—
Repurchase Agreements	—	—	4,269,000	—	4,269,000	—
Swap Agreements	—	—	—	197,701	—	197,701
Total	$12,702,702	$—	$4,269,000	$197,701	$16,971,702	$197,701

^                       Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

*                      Ferroglobe Representation and Warranty Insurance Trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust, another investment company advised by the Advisor, be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the period ended January 31, 2019, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DWS Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Government Cash Management Portfolio in which the Government Money Market ProFund, another portfolio in the Trust, invests its assets.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their

288 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustees compensation for his services at an annual rate of $185,000. Independent Trustees also receives $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special meeting, and $3,000 for attending each telephonic meeting. During the period ended January 31, 2019, actual Trustee compensation was $346,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period December 1, 2017 through November 30, 2018		For the Period December 1, 2018 through November 30, 2019
	Investor Class	Service Class	Investor Class	Service Class
Banks UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mobile Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment & Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.78%	2.78%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Telecommunications UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
UltraBear ProFund	1.95%	2.95%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.78%	2.78%	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.95%	2.95%	1.95%	2.95%
UltraJapan ProFund	1.95%	2.95%	1.95%	2.95%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 289

	For the Period December 1, 2017 through November 30, 2018		For the Period December 1, 2018 through November 30, 2019
	Investor Class	Service Class	Investor Class	Service Class
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Utilities UltraSector ProFund	1.95%	2.95%	1.95%	2.95%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2019, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/19	Expires 11/30/20	Expires 11/30/21	Expires 11/30/22	Total
Basic Materials UltraSector ProFund	$—	$—	$—	$1,712	$1,712
Consumer Goods UltraSector ProFund	—	—	—	2,001	2,001
Europe 30 ProFund	—	—	21,134	4,480	25,614
Falling U.S. Dollar ProFund	48,840	67,267	37,906	2,473	156,486
Large-Cap Value ProFund	—	—	—	10,177	10,177
Mid-Cap Growth ProFund	—	—	—	2,294	2,294
Mid-Cap Value ProFund	—	4,060	2,811	310	7,181
Mobile Telecommunications UltraSector ProFund	23,716	3,131	12,234	—	39,081
Oil Equipment & Services UltraSector ProFund	—	—	—	295	295
Short Nasdaq-100 ProFund	48,333	33,906	20,518	7,636	110,393
Short Oil & Gas ProFund	34,360	24,991	21,626	4,888	85,865
Short Precious Metals ProFund	14,332	8,141	26,832	4,438	53,743
Short Real Estate ProFund	37,470	36,563	20,084	4,272	98,389
Short Small-Cap ProFund	—	20,557	28,002	14,215	62,774
Small-Cap Value ProFund	—	—	—	1,467	1,467
Telecommunications UltraSector ProFund	—	33,788	16,381	12,652	62,821
UltraBear ProFund	—	—	13,813	2,175	15,988
UltraInternational ProFund	—	—	—	5,564	5,564
UltraShort China ProFund	24,417	30,039	10,413	8,201	73,070
UltraShort Dow 30 ProFund	17,072	17,495	16,346	3,934	54,847
UltraShort Emerging Markets ProFund	3,988	32,563	12,691	11,545	60,787
UltraShort International ProFund	—	15,375	10,764	12,882	39,021
UltraShort Japan ProFund	17,764	41,015	33,225	13,019	105,023
UltraShort Latin America ProFund	16,784	—	31,376	4,542	52,702
UltraShort Mid-Cap ProFund	29,761	21,994	24,407	7,917	84,079
UltraShort Small-Cap ProFund	—	—	61,787	30,854	92,641

The ProFunds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective ProFund from or to another fund that is or could be considered an affiliate of the ProFund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is executed at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended January 31, 2019, the ProFunds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
Large-Cap Growth ProFund	$2,591,258	$3,196,846	$189,585
Large-Cap Value ProFund	3,056,547	1,229,567	(1,429)
Mid-Cap Growth ProFund	369,835	698,715	(6,297)
Mid-Cap Value ProFund	273,456	375,983	8,286
Small-Cap Growth ProFund	734,561	2,143,090	(44,619)
Small-Cap Value ProFund	1,215,036	801,674	(2,489)

290 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2019 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$2,639,919	$7,489,508
Basic Materials UltraSector ProFund	1,323,927	3,029,886
Biotechnology UltraSector ProFund	35,635,010	60,974,472
Bull ProFund	713,727	639,992
Consumer Goods UltraSector ProFund	1,002,345	1,732,155
Consumer Services UltraSector ProFund	19,926,952	83,440,717
Europe 30 ProFund	15,911,154	14,450,655
Financials UltraSector ProFund	55,946,570	31,408,034
Health Care UltraSector ProFund	82,483,243	66,677,678
Industrials UltraSector ProFund	25,563,785	23,726,618
Internet UltraSector ProFund	32,467,517	102,261,098
Large-Cap Growth ProFund	87,073,114	87,465,180
Large-Cap Value ProFund	77,837,676	69,343,567
Mid-Cap ProFund	842,392	923,203
Mid-Cap Growth ProFund	16,536,299	28,418,378
Mid-Cap Value ProFund	37,430,142	32,935,916
Mobile Telecommunications UltraSector ProFund	104,385,313	71,176,881
Nasdaq-100 ProFund	2,190,328	10,015,893
Oil & Gas UltraSector ProFund	4,545,903	22,694,764
Oil Equipment & Services UltraSector ProFund	9,306,147	6,979,579
Pharmaceuticals UltraSector ProFund	9,241,918	8,884,204
Precious Metals UltraSector ProFund	14,772,976	12,306,625
Real Estate UltraSector ProFund	113,610,089	75,742,900
Semiconductor UltraSector ProFund	6,316,723	175,509,140
Small-Cap ProFund	1,135	366,796
Small-Cap Growth ProFund	88,342,245	97,403,498
Small-Cap Value ProFund	30,559,831	41,832,076
Technology UltraSector ProFund	33,115,525	87,551,049
Telecommunications UltraSector ProFund	54,108,435	27,998,446
UltraBull ProFund	90,422,196	164,183,543
UltraChina ProFund	24,070,901	22,175,443
UltraDow 30 ProFund	—	5,254,986
UltraEmerging Markets ProFund	9,953,895	14,103,812
UltraLatin America ProFund	23,752,791	25,068,949
UltraMid-Cap ProFund	21,085,852	39,241,976
UltraNasdaq-100 ProFund	12,936,625	68,535,427
UltraSmall-Cap ProFund	2,228	13,732,233
Utilities UltraSector ProFund	68,574,182	62,453,132

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2019 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$28,341,016	$21,769,934

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, each Fund may be subject to greater correlation

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 291 risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment

292 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund will invest in financial instruments involving third parties (i.e., counterparties). The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the Fund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 293 dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2018				Year Ended 2017
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid

December 31
Bull ProFund	$86,911	$292,455	$—	$379,366	$—	$—	$—	$—
Europe 30 ProFund	274,422	—	—	274,422	220,663	—	—	220,663
UltraBull ProFund	630,551	139,612	—	770,163	—	—	—	—
UltraJapan ProFund	—	428,375	—	428,375	—	—	—	—
UltraNasdaq-100 ProFund	22,095,505	1,274,905	—	23,370,410	—	—	—	—

October 31
Basic Materials UltraSector ProFund	—	—	—	—	—	—	50,022	50,022
Biotechnology UltraSector ProFund	10,793,733	9,367,473	—	20,161,206	—	—	—	—
Consumer Goods UltraSector ProFund	64,925	117,269	—	182,194	—	—	—	—
Consumer Services UltraSector ProFund	981,389	878	—	982,267	—	—	—	—
Health Care UltraSector ProFund	1,865,832	587,296	—	2,453,128	—	—	—	—
Industrials UltraSector ProFund	1,286,294	18,611	19,292	1,324,197	—	—	—	—
Internet UltraSector ProFund	13,316,363	1,921,311	—	15,237,674	137,696	—	—	137,696
Large-Cap Growth ProFund	324,529	24,368	—	348,897	266,558	62,113	—	328,671
Large-Cap Value ProFund	144,782	14,283	—	159,065	73,235	—	—	73,235
Mid-Cap ProFund	3,830,710	181,064	—	4,011,774	—	—	—	—
Mid-Cap Value ProFund	446,147	470,659	—	916,806	230,594	10,326	—	240,920
Nasdaq-100 ProFund	652,502	—	—	652,502	—	—	—	—
Oil & Gas UltraSector ProFund	211,425	—	—	211,425	201,131	—	—	201,131
Oil Equipment & Services UltraSector ProFund	249,568	—	—	249,568	14,512	—	—	14,512
Pharmaceuticals UltraSector ProFund	232,114	251,075	—	483,189	—	—	—	—
Real Estate UltraSector ProFund	30,258	—	—	30,258	269,846	—	31,295	301,141
Semiconductor UltraSector ProFund	25,586,786	33,430	—	25,620,216	530,298	86,731	—	617,029
Technology UltraSector ProFund	2,760,024	127,584	—	2,887,608	—	—	—	—
Telecommunications UltraSector ProFund	157,415	—	—	157,415	—	—	—	—
U.S. Government Plus ProFund	66,420	—	—	66,420	—	—	—	—
UltraChina ProFund	348,918	—	—	348,918	—	—	—	—
UltraDow 30 ProFund	1,336,450	228,620	—	1,565,070	—	—	—	—
UltraEmerging Markets ProFund	66,295	—	—	66,295	—	—	—	—
UltraLatin America ProFund	70,434	—	—	70,434	72,224	—	—	72,224
UltraMid-Cap ProFund	5,954,301	1,374,407	—	7,328,708	—	—	—	—
UltraSmall-Cap ProFund	673,876	76,680	—	750,556	—	—	—	—
Utilities UltraSector ProFund	219,635	—	—	219,635	150,805	—	—	150,805

294 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

December 31
Bear ProFund	$4,007	$—	$—	$(55,313,091)	$(83,216)	$(55,392,300)
Bull ProFund	189,768	—	—	—	18,419,527	18,609,295
Europe 30 ProFund	39,836	—	—	(3,247,124)	(4,843)	(3,212,131)
UltraBear ProFund	—	—	—	(78,449,624)	(166,537)	(78,616,161)
UltraBull ProFund	651,715	—	—	(22,403,855)	23,583,498	1,831,358
UltraJapan ProFund	—	—	—	(5,799,940)	(1,549)	(5,801,489)
UltraNasdaq-100 ProFund	—	—	—	(51,307,307)	131,221,195	79,913,888
UltraShort Nasdaq-100 ProFund	6,356	—	—	(50,381,810)	(217,861)	(50,593,315)

October 31
Banks UltraSector ProFund	118,867	—	—	(3,610,246)	3,927,533	436,154
Basic Materials UltraSector ProFund	—	—	—	(3,215,702)	1,192,170	(2,023,532)
Biotechnology UltraSector ProFund	—	10,305,608	—	—	67,644,374	77,949,982
Consumer Goods UltraSector ProFund	60,122	—	—	—	1,540,100	1,600,222
Consumer Services UltraSector ProFund	1,852,834	210,263	—	(188,717)	15,508,115	17,382,495
Falling U.S. Dollar ProFund	—	—	—	(2,546,070)	—	(2,546,070)
Financials UltraSector ProFund	—	—	—	(691,929)	1,851,468	1,159,539
Health Care UltraSector ProFund	—	—	—	(26,506)	4,315,753	4,289,247
Industrials UltraSector ProFund	—	—	—	(459,378)	(95,545)	(554,923)
Internet UltraSector ProFund	—	—	—	—	50,898,828	50,898,828
Large-Cap Growth ProFund	379,862	61,365	—	—	9,842,446	10,283,673
Large-Cap Value ProFund	175,168	8,053	—	—	617,314	800,535
Mid-Cap ProFund	107,052	346,347	—	—	3,627,899	4,081,298
Mid-Cap Growth ProFund	—	—	—	(823,048)	1,039,737	216,689
Mid-Cap Value ProFund	—	101,802	—	—	322,917	424,719
Mobile Telecommunications UltraSector ProFund	—	—	—	(2,636,841)	416,795	(2,220,046)
Nasdaq-100 ProFund	—	—	—	—	32,197,290	32,197,290
Oil & Gas UltraSector ProFund	217,640	—	—	(10,076,976)	6,072,490	(3,786,846)
Oil Equipment & Services UltraSector ProFund	107,482	—	—	(14,721,459)	(1,504,841)	(16,118,818)
Pharmaceuticals UltraSector ProFund	10,251	223,297	—	—	576,472	810,020
Precious Metals UltraSector ProFund	—	—	—	(65,883,086)	(6,220,903)	(72,103,989)
Real Estate UltraSector ProFund	279,735	—	—	(4,293,954)	1,952,427	(2,061,792)
Rising Rates Opportunity ProFund	—	—	—	(91,504,004)	407,853	(91,096,151)
Rising Rates Opportunity 10 ProFund	—	—	—	(7,901,159)	(24,227)	(7,925,386)
Rising U.S. Dollar ProFund	4,666	99,020	—	—	—	103,686
Semiconductor UltraSector ProFund	3,435,314	10,003,932	—	—	12,377,979	25,817,225
Short Nasdaq-100 ProFund	—	—	—	(18,035,302)	(121,571)	(18,156,873)
Short Oil & Gas ProFund	—	—	—	(2,458,957)	47,567	(2,411,390)
Short Precious Metals ProFund	—	—	—	(7,529,391)	251,819	(7,277,572)
Short Real Estate ProFund	—	—	—	(5,698,965)	(25,835)	(5,724,800)
Short Small-Cap ProFund	—	—	—	(13,471,956)	(43,433)	(13,515,389)
Small-Cap ProFund	—	—	—	(50,614)	656,791	606,177
Small-Cap Growth ProFund	329,395	638,299	—	(97,349)	2,049,197	2,919,542
Small-Cap Value ProFund	182,542	199,434	—	—	434,815	816,791
Technology UltraSector ProFund	71,873	9,935	—	(124,996)	15,256,125	15,212,937
Telecommunications UltraSector ProFund	37,414	—	—	(1,161,567)	64,020	(1,060,133)
U.S. Government Plus ProFund	14,224	—	(7,555)	(6,845,402)	(310,460)	(7,149,193)
UltraChina ProFund	—	—	—	(13,823,657)	1,311,216	(12,512,441)
UltraDow 30 ProFund	183,953	—	—	—	12,653,284	12,837,237
UltraEmerging Markets ProFund	73,554	—	—	(19,480,530)	1,851,800	(17,555,176)
UltraInternational ProFund	—	—	—	(1,391,534)	132,059	(1,259,475)
UltraLatin America ProFund	332,080	—	—	(14,608,987)	1,329,604	(12,947,303)
UltraMid-Cap ProFund	—	—	—	—	13,217,094	13,217,094
UltraShort China ProFund	—	—	—	(5,764,578)	(472,353)	(6,236,931)
UltraShort Dow 30 ProFund	—	—	—	(19,332,331)	(205,219)	(19,537,550)

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 295

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
UltraShort Emerging Markets ProFund	$—	$—	$—	$(13,703,382)	$(264,610)	$(13,967,992)
UltraShort International ProFund	—	—	—	(17,791,951)	(571,623)	(18,363,574)
UltraShort Japan ProFund	—	—	—	(13,651,902)	(2,660)	(13,654,562)
UltraShort Latin America ProFund	—	—	—	(14,361,817)	(244,746)	(14,606,563)
UltraShort Mid-Cap ProFund	—	—	—	(8,329,658)	(68,000)	(8,397,658)
UltraShort Small-Cap ProFund	—	—	—	(48,222,334)	(219,645)	(48,441,979)
UltraSmall-Cap ProFund	—	—	—	—	9,174,797	9,174,797
Utilities UltraSector ProFund	57,179	—	—	(4,283,619)	3,007,298	(1,219,142)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2018 and December 31, 2018, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2019 and December 31, 2019:

Qualified Late Year Capital Losses

December 31 tax year end ProFunds
UltraBull ProFund	$14,874,454
UltraNasdaq-100 ProFund	51,307,307

Qualified Late Year Ordinary Losses

October 31 tax year end ProFunds
Basic Materials UltraSector ProFund	$34,117
Consumer Services UltraSector ProFund	188,717
Falling U.S. Dollar ProFund	17,771
Health Care UltraSector ProFund	26,506
Industrials UltraSector ProFund	16,064
Mid-Cap Growth ProFund	74,032
Precious Metals UltraSector ProFund	99,118
Short Nasdaq-100 ProFund	4,450
Short Oil & Gas ProFund	3,732
Short Precious Metals ProFund	7,810
Short Real Estate ProFund	6,776
Short Small-Cap ProFund	4,758
Small-Cap ProFund	50,614
Small-Cap Growth ProFund	97,349
Technology UltraSector ProFund	124,996
UltraInternational ProFund	13,124
UltraShort China ProFund	3,721
UltraShort Dow 30 ProFund	5,462
UltraShort Emerging Markets ProFund	4,137
UltraShort International ProFund	1,828
UltraShort Japan ProFund	4,106
UltraShort Latin America ProFund	5,776
UltraShort Mid-Cap ProFund	2,162
UltraShort Small-Cap ProFund	7,371

As of the end of their respective tax years ended October 31, 2018 and December 31, 2018, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

Fund	Expiring 2019	No Expiration Date	Total
Banks UltraSector ProFund	$2,089,827	$1,520,419	$3,610,246
Basic Materials UltraSector ProFund	2,116,116	1,065,469	3,181,585
Bear ProFund	—	55,313,091	55,313,091

296 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

Fund	Expiring 2019	No Expiration Date	Total
Europe 30 ProFund	$—	$3,247,124	$3,247,124
Falling U.S. Dollar ProFund	51,785	2,476,514	2,528,299
Financials UltraSector ProFund	691,929	—	691,929
Industrials UltraSector ProFund	—	443,314	443,314
Mid-Cap Growth ProFund	—	749,016	749,016
Mobile Telecommunications UltraSector ProFund	1,089,654	1,547,187	2,636,841
Oil & Gas UltraSector ProFund	—	10,076,976	10,076,976
Oil Equipment & Services UltraSector ProFund	5,736,807	8,984,652	14,721,459
Precious Metals UltraSector ProFund	1,987,217	63,796,751	65,783,968
Real Estate UltraSector ProFund	2,554,234	1,739,720	4,293,954
Rising Rates Opportunity ProFund	54,674,918	36,829,086	91,504,004
Rising Rates Opportunity 10 ProFund	4,908,249	2,992,910	7,901,159
Short Nasdaq-100 ProFund	—	18,030,852	18,030,852
Short Oil & Gas ProFund	714,439	1,740,786	2,455,225
Short Precious Metals ProFund	854,572	6,667,009	7,521,581
Short Real Estate ProFund	1,934,290	3,757,899	5,692,189
Short Small-Cap ProFund	1,034,222	12,432,976	13,467,198
Telecommunications UltraSector ProFund	—	1,161,567	1,161,567
U.S. Government Plus ProFund	—	6,845,402	6,845,402
UltraBear ProFund	—	78,449,624	78,449,624
UltraBull ProFund	—	7,529,401	7,529,401
UltraChina ProFund	4,228,133	9,595,524	13,823,657
UltraEmerging Markets ProFund	10,206,592	9,273,938	19,480,530
UltraInternational ProFund	221,901	1,156,509	1,378,410
UltraJapan ProFund	—	5,799,940	5,799,940
UltraLatin America ProFund	—	14,608,987	14,608,987
UltraShort China ProFund	1,732,067	4,028,790	5,760,857
UltraShort Dow 30 ProFund	2,986,357	16,340,512	19,326,869
UltraShort Emerging Markets ProFund	3,280,040	10,419,205	13,699,245
UltraShort International ProFund	5,098,054	12,692,069	17,790,123
UltraShort Japan ProFund	3,511,877	10,135,919	13,647,796
UltraShort Latin America ProFund	888,460	13,467,581	14,356,041
UltraShort Mid-Cap ProFund	1,209,276	7,118,220	8,327,496
UltraShort Nasdaq-100 ProFund	—	50,381,810	50,381,810
UltraShort Small-Cap ProFund	8,705,776	39,509,187	48,214,963
Utilities UltraSector ProFund	814,961	3,468,658	4,283,619

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of January 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities and derivative instruments, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banks UltraSector ProFund	$7,889,072	$5,508,121	$(2,486,911)	$3,021,210
Basic Materials UltraSector ProFund	3,634,381	1,986,083	(798,151)	1,187,932
Bear ProFund	16,914,000	—	(384,455)	(384,455)
Biotechnology UltraSector ProFund	140,716,656	85,973,462	(6,200,069)	79,773,393
Bull ProFund	50,421,671	24,355,499	(2,772,370)	21,583,129
Consumer Goods UltraSector ProFund	3,437,984	1,674,474	(219,129)	1,455,345
Consumer Services UltraSector ProFund	25,955,389	18,162,830	(843,666)	17,319,164
Europe 30 ProFund	4,810,104	781,255	(591,842)	189,413
Falling U.S. Dollar ProFund	5,245,000	—	(54,218)	(54,218)
Financials UltraSector ProFund	37,653,396	4,567,013	(2,135,761)	2,431,252
Health Care UltraSector ProFund	48,956,970	9,368,422	(2,294,178)	7,074,244
Industrials UltraSector ProFund	5,444,967	2,569,183	(439,929)	2,129,254
Internet UltraSector ProFund	141,827,385	73,223,069	(6,579,472)	66,643,597
Large-Cap Growth ProFund	24,767,065	9,180,604	(1,205,025)	7,975,579
Large-Cap Value ProFund	13,663,339	2,382,556	(778,528)	1,604,028
Mid-Cap ProFund	16,153,357	4,413,263	(805,833)	3,607,430

January 31, 2019 (unaudited) :: Notes to Financial Statements :: 297

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Growth ProFund	$6,198,856	$1,500,442	$(400,699)	$1,099,743
Mid-Cap Value ProFund	11,686,112	1,087,875	(1,570,666)	(482,791)
Mobile Telecommunications UltraSector ProFund	67,685,491	457,320	(5,576,373)	(5,119,053)
Nasdaq-100 ProFund	45,296,449	30,544,131	(1,114,518)	29,429,613
Oil & Gas UltraSector ProFund	10,985,395	7,112,943	(1,386,286)	5,726,657
Oil Equipment & Services UltraSector ProFund	10,276,798	594,353	(2,432,053)	(1,837,700)
Pharmaceuticals UltraSector ProFund	5,443,930	1,453,547	(926,880)	526,667
Precious Metals UltraSector ProFund	31,905,149	7,935,850	(8,447,124)	(511,274)
Real Estate UltraSector ProFund	50,736,871	6,248,776	(2,132,747)	4,116,029
Rising Rates Opportunity ProFund	42,748,000	—	(943,337)	(943,337)
Rising Rates Opportunity 10 ProFund	7,736,000	—	(58,385)	(58,385)
Rising U.S. Dollar ProFund	14,147,000	68,090	—	68,090
Semiconductor UltraSector ProFund	20,350,295	11,879,105	(810,645)	11,068,460
Short Nasdaq-100 ProFund	4,546,000	—	(119,978)	(119,978)
Short Oil & Gas ProFund	1,872,000	—	(70,751)	(70,751)
Short Precious Metals ProFund	6,749,000	—	(751,752)	(751,752)
Short Real Estate ProFund	1,689,000	—	(72,863)	(72,863)
Short Small-Cap ProFund	3,176,000	—	(46,425)	(46,425)
Small-Cap ProFund	19,646,310	1,844,568	(1,471,513)	373,055
Small-Cap Growth ProFund	12,860,990	4,163,780	(1,246,486)	2,917,294
Small-Cap Value ProFund	20,412,438	1,659,002	(982,661)	676,341
Technology UltraSector ProFund	15,493,254	12,623,983	(630,720)	11,993,263
Telecommunications UltraSector ProFund	33,735,233	644,971	(449,578)	195,393
U.S. Government Plus ProFund	28,770,146	617,711	—	617,711
UltraBear ProFund	14,307,000	—	(673,213)	(673,213)
UltraBull ProFund	90,145,470	35,981,877	(8,667,399)	27,314,478
UltraChina ProFund	27,329,026	5,965,664	(3,450,390)	2,515,274
UltraDow 30 ProFund	20,333,223	12,964,364	(851,226)	12,113,138
UltraEmerging Markets ProFund	14,975,849	6,135,482	(3,110,912)	3,024,570
UltraInternational ProFund	2,944,000	71,340	—	71,340
UltraJapan ProFund	13,726,000	1,132	(132,059)	(130,927)
UltraLatin America ProFund	39,087,695	13,817,716	(8,720,918)	5,096,798
UltraMid-Cap ProFund	59,530,482	16,196,977	(4,220,222)	11,976,755
UltraNasdaq-100 ProFund	223,831,674	187,068,125	(22,637,850)	164,430,275
UltraShort China ProFund	3,748,000	—	(211,167)	(211,167)
UltraShort Dow 30 ProFund	6,227,000	—	(226,546)	(226,546)
UltraShort Emerging Markets ProFund	2,051,000	—	(139,471)	(139,471)
UltraShort International ProFund	2,760,000	—	(69,581)	(69,581)
UltraShort Japan ProFund	844,000	34,678	(1,134)	33,544
UltraShort Latin America ProFund	3,491,000	—	(330,075)	(330,075)
UltraShort Mid-Cap ProFund	2,455,000	—	(61,592)	(61,592)
UltraShort Nasdaq-100 ProFund	13,796,000	—	(967,688)	(967,688)
UltraShort Small-Cap ProFund	9,199,000	—	(393,385)	(393,385)
UltraSmall-Cap ProFund	29,166,124	7,071,582	(1,512,635)	5,558,947
Utilities UltraSector ProFund	13,376,338	4,265,577	(472,512)	3,793,065

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of January 31, 2019, Rising U.S. Dollar ProFund is owed $704,770 of the original amount owed, as of September 15, 2008, of $2,135,323, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the

298 :: Notes to Financial Statements :: January 31, 2019 (unaudited)

investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the remaining claim due from Lehman is $32,564, and is included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $672,206 and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2019.

9. Share Splits and Reverse Share Splits

Effective January 22, 2018, the UltraBull ProFund, the UltraMid-Cap ProFund, and the UltraNasdaq-100 ProFund underwent a 3-for-1 share split, the UltraShort China ProFund underwent a 1-for-8 reverse share split; the UltraShort Japan ProFund and the UltraShort Latin America ProFund underwent a 1-for-5 reverse share split, and the UltraShort Small-Cap ProFund underwent a 1-for-4 reverse share split.

Effective December 5, 2016, the Bear ProFund, UltraEmerging Markets ProFund, UltraShort Nasdaq-100 ProFund, and UltraShort Emerging Markets ProFund underwent a 1-for-5 reverse share split, the UltraShort Dow 30 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, and Rising Rates Opportunity ProFund underwent a 1-for-8 reverse share split, and the UltraBear ProFund and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2015, the Nasdaq-100 ProFund underwent a 3-for-1 split, the UltraLatin America ProFund underwent a 1-for-10 reverse share split, and the Precious Metals UltraSector ProFund underwent a 1-for-5 reverse share split.

Effective February 24, 2014, the Short Small-Cap ProFund, Short Nasdaq-100 ProFund, UltraShort Nasdaq-100 ProFund, UltraShort Japan ProFund and Short Real Estate ProFund underwent a 1-for-5 reverse share split, the UltraShort Small-Cap ProFund and the UltraShort International ProFund underwent an 1-for-8 reverse share split, the UltraShort China ProFund underwent a 1-for-10 reverse share split, and the Biotechnology ProFund underwent a 4-for-1 share split.

The effect of the share split transactions will be to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions will be to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions will not change the net assets of these ProFunds or the value of a shareholder’s investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Subsequent Events

In June 2018, the Trust’s Board of Trustees authorized the Advisor, on behalf of the Trust, to change the underlying benchmark for the Mobile Telecommunications UltraSector ProFund from the Dow Jones U.S. Mobile Telecommunications Index to the S&P Communications Services Select Sector Index. With the proposed change in benchmark, a proposal was made to change the name of this ProFund to Communications Services UltraSector ProFund. The benchmark change and name change will be effective on May 21, 2019.

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds financial statements.

January 31, 2019 (unaudited) :: Board Approval of Investment Advisory Agreement :: 299

At a meeting held on September 27-28, 2018, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the “Advisor”) and the Trust, on behalf of each of its operational series (each a “Fund” and collectively the “Funds”) (the “Advisory Agreement”). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a “Matching Fund” and, collectively, the “Matching Funds”). Certain other Funds are “geared” funds (each a “Geared Fund” and, collectively, the “Geared Funds”). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an index or security.

The Board, including all of the Independent Trustees, determined that the terms of the Advisory Agreement for each Fund were fair and reasonable and in the best interests of such Fund and its shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)                           information about the advisory services that were being provided by the Advisor;

(ii)                        the Advisor’s Form ADV;

(iii)                     biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the various Funds;

(iv)                    information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(iv)                    information regarding advisory fees earned versus advisory fees waived for previous periods;

(v)                       performance information for prior periods;

(vi)                    comparative industry fee data;

(vii)                 information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services;

(ix)                    information regarding the Advisor’s trade allocation and best execution policies and procedures;

(x)                       information about the financial condition of the Advisor; and

(xi)                    information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures.

The Board evaluated this information and was advised by legal counsel to the Funds, and the Independent Trustees were advised by independent legal counsel with respect to their deliberations. In addition, the Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 27-28, 2018, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements, including the Funds’ investment results and performance data, at their regular meetings throughout the year. The Board’s conclusions with respect to the renewal of the Advisory Agreement with respect to a Fund may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of the information that was provided and considered factors they deemed relevant, including, among other things:

(i)                           the nature, extent and quality of the services that were provided to each Fund by the Advisor;

(ii)                        the costs of the services provided and the profits realized by the Advisor from its relationship with the Funds;

(iii)                     the investment performance of the Funds; and

(iv)                    the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

•        the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;

•        the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

•        with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund’s daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;

•        the differences in managing the non-geared Funds, including the unique asset classes and investment strategies for certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

•        the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•        the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•        the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•        the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;

300 :: Board Approval of Investment Advisory Agreement :: January 31, 2019 (unaudited)

•        a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years; and

•        information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds.

The Board also reviewed the Advisor’s compliance program, including specific activities associated with the both the Geared Funds and the Matching Funds. The Board discussed the compliance program with the Funds’ Chief Compliance Officer (the “CCO”). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, and efforts with respect to the Funds, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that, with respect to each Fund, (i) the investment advisory services provided by the Advisor were of high quality, (ii) the Advisor successfully achieved the investment goals of the Fund, (iii) the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitation for such data. Notwithstanding this challenge, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s fee. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own, and took note that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant, comparing management and expense information for each Fund to that of a peer group determined by the consultant. The Board reviewed peer group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Funds to other funds with investment objectives most similar to the Funds. The Board noted that, by design, certain Funds are in some respects unique and therefore no mutual fund was a perfect comparison for such Funds. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the fees charged and the services provided by the Advisor as sub-advisor. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were reasonable given the services provided.

Profitability

The Board considered the significant drivers of cost incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Funds.

The Board recognized that it is difficult to compare the Advisor’s profitability to that of other fund managers because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund’s shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses. The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2018, as applicable. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund’s performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund’s total return.

January 31, 2019 (unaudited) :: Board Approval of Investment Advisory Agreement :: 301

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds. The Independent Trustees also considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including all of the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and the quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds filed complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q through October 31, 2018. Effective March 31, 2019, Form N-PORT will replace Form N-Q for all ProFunds, and will provide complete Schedules of Portfolio Holdings as of the end of each fiscal quarter. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/19

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (47.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	864	$173,059
A.O. Smith Corp. (Building Products)	216	10,338
Abbott Laboratories (Health Care Equipment & Supplies)	2,610	190,477
AbbVie, Inc. (Biotechnology)	2,232	179,208
ABIOMED, Inc.* (Health Care Equipment & Supplies)	72	25,277
Accenture PLC - Class A (IT Services)	954	146,487
Activision Blizzard, Inc. (Entertainment)	1,134	53,570
Adobe Systems, Inc.* (Software)	720	178,430
Advance Auto Parts, Inc. (Specialty Retail)	108	17,194
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,314	32,075
Affiliated Managers Group, Inc. (Capital Markets)	72	7,556
Aflac, Inc. (Insurance)	1,134	54,092
Agilent Technologies, Inc. (Life Sciences Tools & Services)	468	35,591
Air Products & Chemicals, Inc. (Chemicals)	324	53,262
Akamai Technologies, Inc.* (IT Services)	234	15,233
Alaska Air Group, Inc. (Airlines)	180	11,511
Albemarle Corp. (Chemicals)	162	13,078
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	162	21,337
Alexion Pharmaceuticals, Inc.* (Biotechnology)	324	39,839
Align Technology, Inc.* (Health Care Equipment & Supplies)	108	26,887
Allegion PLC (Building Products)	144	12,364
Allergan PLC (Pharmaceuticals)	468	67,383
Alliance Data Systems Corp. (IT Services)	72	12,786
Alliant Energy Corp. (Electric Utilities)	342	15,209
Alphabet, Inc.* - Class A (Interactive Media & Services)	450	506,651
Alphabet, Inc.* - Class C (Interactive Media & Services)	450	502,367
Altria Group, Inc. (Tobacco)	2,790	137,687
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	612	1,051,863
Ameren Corp. (Multi-Utilities)	360	24,962
American Airlines Group, Inc. (Airlines)	612	21,891
American Electric Power Co., Inc. (Electric Utilities)	738	58,391
American Express Co. (Consumer Finance)	1,044	107,219
American International Group, Inc. (Insurance)	1,314	56,804
American Tower Corp. (Equity Real Estate Investment Trusts)	648	112,000
American Water Works Co., Inc. (Water Utilities)	270	25,831
Ameriprise Financial, Inc. (Capital Markets)	198	25,067
AmerisourceBergen Corp. (Health Care Providers & Services)	234	19,509
AMETEK, Inc. (Electrical Equipment)	342	24,932
Amgen, Inc. (Biotechnology)	954	178,503
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	450	39,564
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	756	35,781
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	558	55,164
ANSYS, Inc.* (Software)	126	20,708
Anthem, Inc. (Health Care Providers & Services)	378	114,534
Aon PLC (Insurance)	360	56,243
Apache Corp. (Oil, Gas & Consumable Fuels)	558	18,314
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	234	11,588
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,696	1,114,482
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,458	56,979
Aptiv PLC (Auto Components)	396	31,336
Archer-Daniels-Midland Co. (Food Products)	828	37,177
Arconic, Inc. (Aerospace & Defense)	630	11,857
Arista Networks, Inc.* (Communications Equipment)	72	15,464
Arthur J. Gallagher & Co. (Insurance)	270	20,172
Assurant, Inc. (Insurance)	72	6,940
AT&T, Inc. (Diversified Telecommunication Services)	10,800	324,648
Autodesk, Inc.* (Software)	324	47,693
Automatic Data Processing, Inc. (IT Services)	648	90,616
AutoZone, Inc.* (Specialty Retail)	36	30,504
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	198	38,198
Avery Dennison Corp. (Containers & Packaging)	126	13,161
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	756	17,819
Ball Corp. (Containers & Packaging)	504	26,349
Bank of America Corp. (Banks)	13,536	385,370
Baxter International, Inc. (Health Care Equipment & Supplies)	738	53,498
BB&T Corp. (Banks)	1,152	56,218
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	396	98,786
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,880	591,956
Best Buy Co., Inc. (Specialty Retail)	342	20,260
Biogen, Inc.* (Biotechnology)	306	102,137
BlackRock, Inc. - Class A (Capital Markets)	180	74,714
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	72	131,962
BorgWarner, Inc. (Auto Components)	306	12,515
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	234	30,858
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,052	78,284
Brighthouse Financial, Inc.* (Insurance)	180	6,721
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,430	119,969
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	612	164,169
Broadridge Financial Solutions, Inc. (IT Services)	180	18,149
Brown-Forman Corp. - Class B (Beverages)	252	11,907

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	198	$17,180
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	648	16,168
Cadence Design Systems, Inc.* (Software)	414	19,884
Campbell Soup Co. (Food Products)	288	10,204
Capital One Financial Corp. (Consumer Finance)	702	56,574
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	216	9,176
Cardinal Health, Inc. (Health Care Providers & Services)	450	22,487
CarMax, Inc.* (Specialty Retail)	252	14,813
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	594	34,203
Caterpillar, Inc. (Machinery)	882	117,448
CBOE Holdings, Inc. (Capital Markets)	162	15,110
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	468	21,411
CBS Corp. - Class B (Media)	504	24,928
Celanese Corp. (Chemicals)	198	18,960
Celgene Corp.* (Biotechnology)	1,044	92,352
Centene Corp.* (Health Care Providers & Services)	306	39,954
CenterPoint Energy, Inc. (Multi-Utilities)	738	22,819
CenturyLink, Inc. (Diversified Telecommunication Services)	1,404	21,509
Cerner Corp.* (Health Care Technology)	486	26,686
CF Industries Holdings, Inc. (Chemicals)	342	14,928
Charter Communications, Inc.* - Class A (Media)	270	89,384
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,844	326,064
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	36	19,066
Chubb, Ltd. (Insurance)	684	91,005
Church & Dwight Co., Inc. (Household Products)	360	23,260
Cigna Corp. (Health Care Providers & Services)	558	111,494
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	144	10,849
Cincinnati Financial Corp. (Insurance)	216	17,522
Cintas Corp. (Commercial Services & Supplies)	126	23,626
Cisco Systems, Inc. (Communications Equipment)	6,678	315,802
Citigroup, Inc. (Banks)	3,618	233,216
Citizens Financial Group, Inc. (Banks)	702	23,812
Citrix Systems, Inc. (Software)	198	20,303
CME Group, Inc. (Capital Markets)	522	95,150
CMS Energy Corp. (Multi-Utilities)	414	21,586
Cognizant Technology Solutions Corp. (IT Services)	864	60,204
Colgate-Palmolive Co. (Household Products)	1,296	83,825
Comcast Corp. - Class A (Media)	6,732	246,189
Comerica, Inc. (Banks)	234	18,425
ConAgra Foods, Inc. (Food Products)	720	15,581
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	306	36,671
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,710	115,750
Consolidated Edison, Inc. (Multi-Utilities)	468	36,340
Constellation Brands, Inc. - Class A (Beverages)	252	43,762
Copart, Inc.* (Commercial Services & Supplies)	306	15,493
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,188	39,513
Costco Wholesale Corp. (Food & Staples Retailing)	648	139,080
Coty, Inc. (Personal Products)	666	5,168
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	612	71,641
CSX Corp. (Road & Rail)	1,188	78,052
Cummins, Inc. (Machinery)	216	31,776
CVS Health Corp. (Health Care Providers & Services)	1,926	126,249
D.R. Horton, Inc. (Household Durables)	504	19,379
Danaher Corp. (Health Care Equipment & Supplies)	918	101,825
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	180	18,887
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	180	10,103
Deere & Co. (Machinery)	486	79,704
Delta Air Lines, Inc. (Airlines)	918	45,377
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	324	13,592
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	702	18,708
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	234	24,130
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	33,152
Discover Financial Services (Consumer Finance)	504	34,015
Discovery Communications, Inc.* - Class A (Media)	234	6,641
Discovery Communications, Inc.* - Class C (Media)	540	14,391
Dish Network Corp.* - Class A (Media)	342	10,489
Dollar General Corp. (Multiline Retail)	396	45,710
Dollar Tree, Inc.* (Multiline Retail)	360	34,859
Dominion Resources, Inc. (Multi-Utilities)	1,116	78,388
Dover Corp. (Machinery)	216	18,971
DowDuPont, Inc. (Chemicals)	3,402	183,063
DTE Energy Co. (Multi-Utilities)	270	31,793
Duke Energy Corp. (Electric Utilities)	1,062	93,222
Duke Realty Corp. (Equity Real Estate Investment Trusts)	540	15,790
DXC Technology Co. (IT Services)	414	26,546
E*TRADE Financial Corp. (Capital Markets)	378	17,637
Eastman Chemical Co. (Chemicals)	216	17,414
Eaton Corp. PLC (Electrical Equipment)	648	49,410
eBay, Inc.* (Internet & Direct Marketing Retail)	1,350	45,428
Ecolab, Inc. (Chemicals)	378	59,788

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares		Value
Edison International (Electric Utilities)	486		$27,687
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	306		52,149
Electronic Arts, Inc.* (Entertainment)	450		41,508
Eli Lilly & Co. (Pharmaceuticals)	1,404		168,283
Emerson Electric Co. (Electrical Equipment)	936		61,279
Entergy Corp. (Electric Utilities)	270		24,081
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	864		85,709
Equifax, Inc. (Professional Services)	180		19,264
Equinix, Inc. (Equity Real Estate Investment Trusts)	126		49,644
Equity Residential (Equity Real Estate Investment Trusts)	540		39,182
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	90		24,408
Everest Re Group, Ltd. (Insurance)	54		11,829
Evergy, Inc. (Electric Utilities)	396		22,699
Eversource Energy (Electric Utilities)	468		32,484
Exelon Corp. (Electric Utilities)	1,440		68,774
Expedia, Inc. (Internet & Direct Marketing Retail)	180		21,465
Expeditors International of Washington, Inc. (Air Freight & Logistics)	252		17,464
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	180		17,750
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,282		460,344
F5 Networks, Inc.* (Communications Equipment)	90		14,486
Facebook, Inc.* - Class A (Interactive Media & Services)	3,564		594,082
Fastenal Co. (Trading Companies & Distributors)	432		26,119
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	108		14,318
FedEx Corp. (Air Freight & Logistics)	360		63,925
Fidelity National Information Services, Inc. (IT Services)	486		50,802
Fifth Third Bancorp (Banks)	972		26,069
First Horizon National Corp. (Banks)	—	†	5
First Republic Bank (Banks)	234		22,611
FirstEnergy Corp. (Electric Utilities)	720		28,224
Fiserv, Inc.* (IT Services)	594		49,260
FleetCor Technologies, Inc.* (IT Services)	126		25,428
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	198		9,678
Flowserve Corp. (Machinery)	198		8,720
Fluor Corp. (Construction & Engineering)	216		7,899
FMC Corp. (Chemicals)	198		15,800
Foot Locker, Inc. (Specialty Retail)	162		9,054
Ford Motor Co. (Automobiles)	5,796		51,005
Fortinet, Inc.* (Software)	216		16,539
Fortive Corp. (Machinery)	432		32,396
Fortune Brands Home & Security, Inc. (Building Products)	216		9,785
Franklin Resources, Inc. (Capital Markets)	450		13,325
Freeport-McMoRan, Inc. (Metals & Mining)	2,142		24,933
Garmin, Ltd. (Household Durables)	180		12,452
Gartner, Inc.* (IT Services)	126		17,122
General Dynamics Corp. (Aerospace & Defense)	414		70,864
General Electric Co. (Industrial Conglomerates)	12,906		131,125
General Mills, Inc. (Food Products)	882		39,196
General Motors Co. (Automobiles)	1,944		75,855
Genuine Parts Co. (Distributors)	216		21,561
Gilead Sciences, Inc. (Biotechnology)	1,926		134,839
Global Payments, Inc. (IT Services)	234		26,274
H & R Block, Inc. (Diversified Consumer Services)	306		7,219
Halliburton Co. (Energy Equipment & Services)	1,296		40,643
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	540		8,095
Harley-Davidson, Inc. (Automobiles)	234		8,625
Harris Corp. (Aerospace & Defense)	180		27,572
Hartford Financial Services Group, Inc. (Insurance)	540		25,337
Hasbro, Inc. (Leisure Products)	180		16,301
HCA Holdings, Inc. (Health Care Providers & Services)	396		55,214
HCP, Inc. (Equity Real Estate Investment Trusts)	702		22,141
Helmerich & Payne, Inc. (Energy Equipment & Services)	162		9,070
Henry Schein, Inc.* (Health Care Providers & Services)	234		18,182
Hess Corp. (Oil, Gas & Consumable Fuels)	378		20,412
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,106		32,833
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	432		32,175
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	234		13,184
Hologic, Inc.* (Health Care Equipment & Supplies)	396		17,582
Honeywell International, Inc. (Industrial Conglomerates)	1,098		157,706
Hormel Foods Corp. (Food Products)	396		16,759
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,098		19,830
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,340		51,550
Humana, Inc. (Health Care Providers & Services)	198		61,180
Huntington Bancshares, Inc. (Banks)	1,584		20,972
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	72		14,864
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	126		26,810
IHS Markit, Ltd.* (Professional Services)	540		28,037
Illinois Tool Works, Inc. (Machinery)	450		61,790
Illumina, Inc.* (Life Sciences Tools & Services)	216		60,435
Incyte Corp.* (Biotechnology)	270		21,759
Ingersoll-Rand PLC (Machinery)	360		36,014
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,768		318,907

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Intercontinental Exchange, Inc. (Capital Markets)	846	$64,939
International Business Machines Corp. (IT Services)	1,350	181,467
International Flavors & Fragrances, Inc. (Chemicals)	144	20,416
International Paper Co. (Containers & Packaging)	594	28,174
Intuit, Inc. (Software)	378	81,580
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	162	84,830
Invesco, Ltd. (Capital Markets)	612	11,151
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	54	7,182
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	234	30,188
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	432	16,070
J.B. Hunt Transport Services, Inc. (Road & Rail)	126	13,487
Jack Henry & Associates, Inc. (IT Services)	108	14,423
Jacobs Engineering Group, Inc. (Construction & Engineering)	180	11,665
Jefferies Financial Group, Inc. (Diversified Financial Services)	414	8,615
Johnson & Johnson (Pharmaceuticals)	3,978	529,392
Johnson Controls International PLC (Building Products)	1,368	46,196
JPMorgan Chase & Co. (Banks)	4,932	510,462
Juniper Networks, Inc. (Communications Equipment)	504	13,074
Kansas City Southern Industries, Inc. (Road & Rail)	144	15,228
Kellogg Co. (Food Products)	378	22,306
KeyCorp (Banks)	1,530	25,199
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	270	19,985
Kimberly-Clark Corp. (Household Products)	522	58,140
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	630	10,716
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,808	50,825
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	234	24,937
Kohl’s Corp. (Multiline Retail)	252	17,310
L Brands, Inc. (Specialty Retail)	342	9,521
L3 Technologies, Inc. (Aerospace & Defense)	108	21,263
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	144	20,066
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	234	39,682
Lamb Weston Holding, Inc. (Food Products)	216	15,617
Leggett & Platt, Inc. (Household Durables)	198	8,110
Lennar Corp. - Class A (Household Durables)	432	20,486
Lincoln National Corp. (Insurance)	324	18,951
Linde PLC (Chemicals)	810	132,039
LKQ Corp.* (Distributors)	468	12,271
Lockheed Martin Corp. (Aerospace & Defense)	360	104,288
Loews Corp. (Insurance)	414	19,831
Lowe’s Cos., Inc. (Specialty Retail)	1,188	114,238
LyondellBasell Industries N.V. - Class A (Chemicals)	468	40,702
M&T Bank Corp. (Banks)	216	35,541
Macy’s, Inc. (Multiline Retail)	450	11,835
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,242	19,611
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,026	67,983
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	415	47,485
Marsh & McLennan Cos., Inc. (Insurance)	756	66,672
Martin Marietta Materials, Inc. (Construction Materials)	90	15,901
Masco Corp. (Building Products)	450	14,585
MasterCard, Inc. - Class A (IT Services)	1,350	285,026
Mattel, Inc.* (Leisure Products)	504	5,967
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	414	22,468
McCormick & Co., Inc. (Food Products)	180	22,255
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,152	205,955
McKesson Corp. (Health Care Providers & Services)	288	36,936
Medtronic PLC (Health Care Equipment & Supplies)	1,998	176,602
Merck & Co., Inc. (Pharmaceuticals)	3,852	286,704
MetLife, Inc. (Insurance)	1,458	66,587
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	36	22,974
MGM Resorts International (Hotels, Restaurants & Leisure)	738	21,727
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	342	27,487
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,656	63,292
Microsoft Corp. (Software)	11,466	1,197,394
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	162	16,407
Mohawk Industries, Inc.* (Household Durables)	90	11,591
Molson Coors Brewing Co. - Class B (Beverages)	270	17,985
Mondelez International, Inc. - Class A (Food Products)	2,160	99,921
Monster Beverage Corp.* (Beverages)	594	34,001
Moody’s Corp. (Capital Markets)(a)	252	39,945
Morgan Stanley (Capital Markets)	1,944	82,231
Motorola Solutions, Inc. (Communications Equipment)	234	27,357
MSCI, Inc. - Class A (Capital Markets)	126	21,454
Mylan N.V.* (Pharmaceuticals)	774	23,181
National Oilwell Varco, Inc. (Energy Equipment & Services)	576	16,980
Nektar Therapeutics* (Pharmaceuticals)	252	10,670

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	378	$24,105
Netflix, Inc.* (Entertainment)	648	219,996
Newell Rubbermaid, Inc. (Household Durables)	630	13,362
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	306	5,594
Newmont Mining Corp. (Metals & Mining)	792	27,015
News Corp. - Class A (Media)	576	7,390
News Corp. - Class B (Media)	180	2,327
NextEra Energy, Inc. (Electric Utilities)	702	125,645
Nielsen Holdings PLC (Professional Services)	522	13,405
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,890	154,752
NiSource, Inc. (Multi-Utilities)	540	14,731
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	720	16,085
Nordstrom, Inc. (Multiline Retail)	162	7,518
Norfolk Southern Corp. (Road & Rail)	396	66,425
Northern Trust Corp. (Capital Markets)	324	28,661
Northrop Grumman Corp. (Aerospace & Defense)	252	69,439
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	324	16,663
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	432	17,673
Nucor Corp. (Metals & Mining)	468	28,660
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	900	129,375
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,116	74,526
Omnicom Group, Inc. (Media)	324	25,233
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	612	39,297
Oracle Corp. (Software)	3,996	200,719
O’Reilly Automotive, Inc.* (Specialty Retail)	126	43,427
PACCAR, Inc. (Machinery)	522	34,201
Packaging Corp. of America (Containers & Packaging)	144	13,582
Parker-Hannifin Corp. (Machinery)	198	32,632
Paychex, Inc. (IT Services)	468	33,134
PayPal Holdings, Inc.* (IT Services)	1,746	154,975
Pentair PLC (Machinery)	234	9,638
People’s United Financial, Inc. (Banks)	558	9,140
PepsiCo, Inc. (Beverages)	2,088	235,255
PerkinElmer, Inc. (Life Sciences Tools & Services)	162	14,661
Perrigo Co. PLC (Pharmaceuticals)	180	8,361
Pfizer, Inc. (Pharmaceuticals)	8,586	364,476
Philip Morris International, Inc. (Tobacco)	2,304	176,762
Phillips 66 (Oil, Gas & Consumable Fuels)	630	60,108
Pinnacle West Capital Corp. (Electric Utilities)	162	14,275
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	252	35,865
PNC Financial Services Group, Inc. (Banks)	684	83,906
PPG Industries, Inc. (Chemicals)	360	37,958
PPL Corp. (Electric Utilities)	1,062	33,262
Principal Financial Group, Inc. (Insurance)	396	19,828
Prologis, Inc. (Equity Real Estate Investment Trusts)	936	64,734
Prudential Financial, Inc. (Insurance)	612	56,390
Public Service Enterprise Group, Inc. (Multi-Utilities)	756	41,240
Public Storage (Equity Real Estate Investment Trusts)	216	45,904
PulteGroup, Inc. (Household Durables)	378	10,512
PVH Corp. (Textiles, Apparel & Luxury Goods)	108	11,784
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	180	11,765
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,800	89,136
Quanta Services, Inc. (Construction & Engineering)	216	7,633
Quest Diagnostics, Inc. (Health Care Providers & Services)	198	17,295
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	72	8,362
Raymond James Financial, Inc. (Capital Markets)	198	15,939
Raytheon Co. (Aerospace & Defense)	414	68,211
Realty Income Corp. (Equity Real Estate Investment Trusts)	432	29,674
Red Hat, Inc.* (Software)	270	48,017
Regency Centers Corp. (Equity Real Estate Investment Trusts)	252	16,380
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	108	46,361
Regions Financial Corp. (Banks)	1,530	23,210
Republic Services, Inc. - Class A (Commercial Services & Supplies)	324	24,854
ResMed, Inc. (Health Care Equipment & Supplies)	216	20,557
Robert Half International, Inc. (Professional Services)	180	11,597
Rockwell Automation, Inc. (Electrical Equipment)	180	30,514
Rollins, Inc. (Commercial Services & Supplies)	216	8,044
Roper Technologies, Inc. (Industrial Conglomerates)	162	45,888
Ross Stores, Inc. (Specialty Retail)	558	51,403
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	252	30,253
S&P Global, Inc. (Capital Markets)	378	72,444
Salesforce.com, Inc.* (Software)	1,134	172,334
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	162	29,570
Schlumberger, Ltd. (Energy Equipment & Services)	2,052	90,719
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	378	16,738
Sealed Air Corp. (Containers & Packaging)	234	9,243
Sempra Energy (Multi-Utilities)	414	48,430
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	468	85,232
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	270	19,721

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	126	$11,646
Snap-on, Inc. (Machinery)	90	14,939
Southwest Airlines Co. (Airlines)	756	42,911
Stanley Black & Decker, Inc. (Machinery)	216	27,311
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,836	125,105
State Street Corp. (Capital Markets)	558	39,562
Stryker Corp. (Health Care Equipment & Supplies)	468	83,103
SunTrust Banks, Inc. (Banks)	666	39,574
SVB Financial Group* (Banks)	72	16,803
Symantec Corp. (Software)	954	20,053
Synchrony Financial (Consumer Finance)	990	29,740
Synopsys, Inc.* (Software)	216	20,164
Sysco Corp. (Food & Staples Retailing)	702	44,823
T. Rowe Price Group, Inc. (Capital Markets)	360	33,646
Take-Two Interactive Software, Inc.* (Entertainment)	162	17,099
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	432	16,723
Target Corp. (Multiline Retail)	774	56,502
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	504	40,799
TechnipFMC PLC (Energy Equipment & Services)	630	14,465
Teleflex, Inc. (Health Care Equipment & Supplies)	72	19,692
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,422	143,167
Textron, Inc. (Aerospace & Defense)	360	19,163
The AES Corp. (Independent Power and Renewable Electricity Producers)	990	16,226
The Allstate Corp. (Insurance)	504	44,286
The Bank of New York Mellon Corp. (Capital Markets)	1,350	70,632
The Boeing Co. (Aerospace & Defense)	792	305,411
The Charles Schwab Corp. (Capital Markets)	1,782	83,344
The Clorox Co. (Household Products)	198	29,379
The Coca-Cola Co. (Beverages)	5,688	273,763
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	72	20,071
The Estee Lauder Cos., Inc. - Class A (Personal Products)	324	44,200
The Gap, Inc. (Specialty Retail)	324	8,243
The Goldman Sachs Group, Inc. (Capital Markets)	522	103,361
The Goodyear Tire & Rubber Co. (Auto Components)	342	7,247
The Hershey Co. (Food Products)	216	22,918
The Home Depot, Inc. (Specialty Retail)	1,674	307,229
The Interpublic Group of Cos., Inc. (Media)	576	13,104
The JM Smucker Co. - Class A (Food Products)	162	16,991
The Kraft Heinz Co. (Food Products)	918	44,119
The Kroger Co. (Food & Staples Retailing)	1,188	33,656
The Macerich Co. (Equity Real Estate Investment Trusts)	162	7,478
The Mosaic Co. (Chemicals)	522	16,850
The Nasdaq OMX Group, Inc. (Capital Markets)	162	14,262
The Procter & Gamble Co. (Household Products)	3,690	355,975
The Progressive Corp. (Insurance)	864	58,139
The Sherwin-Williams Co. (Chemicals)	126	53,112
The Southern Co. (Electric Utilities)	1,530	74,358
The TJX Cos., Inc. (Specialty Retail)	1,836	91,304
The Travelers Cos., Inc. (Insurance)	396	49,714
The Walt Disney Co. (Entertainment)	2,214	246,906
The Western Union Co. (IT Services)	666	12,155
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,800	48,474
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	594	145,928
Tiffany & Co. (Specialty Retail)	162	14,374
Torchmark Corp. (Insurance)	144	12,061
Total System Services, Inc. (IT Services)	252	22,582
Tractor Supply Co. (Specialty Retail)	180	15,372
TransDigm Group, Inc.* (Aerospace & Defense)	72	28,152
TripAdvisor, Inc.* (Interactive Media & Services)	144	8,263
Twenty-First Century Fox, Inc. - Class A (Entertainment)	1,566	77,219
Twenty-First Century Fox, Inc. - Class B (Entertainment)	720	35,323
Twitter, Inc.* (Interactive Media & Services)	1,080	36,245
Tyson Foods, Inc. - Class A (Food Products)	432	26,749
U.S. Bancorp (Banks)	2,250	115,110
UDR, Inc. (Equity Real Estate Investment Trusts)	414	18,113
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	90	26,273
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	270	5,600
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	288	5,455
Union Pacific Corp. (Road & Rail)	1,098	174,659
United Continental Holdings, Inc.* (Airlines)	342	29,846
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,026	108,141
United Rentals, Inc.* (Trading Companies & Distributors)	126	15,783
United Technologies Corp. (Aerospace & Defense)	1,206	142,392
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,422	384,225
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	126	16,699
Unum Group (Insurance)	324	11,262
V.F. Corp. (Textiles, Apparel & Luxury Goods)	486	40,906
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	630	55,327
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	144	19,012
Ventas, Inc. (Equity Real Estate Investment Trusts)	522	33,664

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
VeriSign, Inc.* (IT Services)	162	$27,422
Verisk Analytics, Inc.* - Class A (Professional Services)	252	29,587
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,138	337,959
Vertex Pharmaceuticals, Inc.* (Biotechnology)	378	72,164
Viacom, Inc. - Class B (Entertainment)	522	15,357
Visa, Inc. - Class A (IT Services)	2,610	352,375
Vornado Realty Trust (Equity Real Estate Investment Trusts)	252	17,617
Vulcan Materials Co. (Construction Materials)	198	20,127
W.W. Grainger, Inc. (Trading Companies & Distributors)	72	21,268
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,188	85,845
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,106	201,818
Waste Management, Inc. (Commercial Services & Supplies)	576	55,106
Waters Corp.* (Life Sciences Tools & Services)	108	24,972
WEC Energy Group, Inc. (Multi-Utilities)	468	34,178
WellCare Health Plans, Inc.* (Health Care Providers & Services)	72	19,907
Wells Fargo & Co. (Banks)	6,282	307,253
Welltower, Inc. (Equity Real Estate Investment Trusts)	558	43,239
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	432	19,436
WestRock Co. (Containers & Packaging)	378	15,388
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,116	29,284
Whirlpool Corp. (Household Durables)	90	11,971
Willis Towers Watson PLC (Insurance)	198	32,232
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	144	17,713
Xcel Energy, Inc. (Electric Utilities)	756	39,584
Xerox Corp. (Technology Hardware, Storage & Peripherals)	306	8,632
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	378	42,313
Xylem, Inc. (Machinery)	270	19,240
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	468	43,983
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	306	33,525
Zions Bancorp (Banks)	288	13,706
Zoetis, Inc. (Pharmaceuticals)	720	62,035
TOTAL COMMON STOCKS (Cost $10,336,360)		33,702,430

Repurchase Agreements(b)(c) (52.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%-2.46%, dated 1/31/19, due 2/1/19, total to be received $37,420,510	$37,418,000	$37,418,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,418,000)		37,418,000

Collateral for Securities Loaned (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.37%(d)	32,873	$32,873
Invesco Government & Agency Portfolio - Institutional Shares, 2.41%(d)	2,487	2,487
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $35,360)		35,360
TOTAL INVESTMENT SECURITIES (Cost $47,789,720) - 100.4%		71,155,790
Net other assets (liabilities) - (0.4)%		(277,891)

NET ASSETS - 100.0%		$70,877,899

*                      Non-income producing security.

†                      Number of shares is less than 0.50.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $35,031.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $1,608,000.

(c)               The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)              Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	90	3/18/19	$12,162,375	$279,495

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/19	2.96%	$18,241,342	$408,212
S&P 500	UBS AG	2/27/19	2.91%	6,514,129	161,303
				$24,755,471	$569,515

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$883,477	1.2%
Air Freight & Logistics	206,710	0.3%
Airlines	151,536	0.2%
Auto Components	51,098	0.1%
Automobiles	135,485	0.2%
Banks	1,966,602	2.9%
Beverages	616,673	0.9%
Biotechnology	867,162	1.2%
Building Products	93,268	0.1%
Capital Markets	930,130	1.3%
Chemicals	677,370	1.0%
Commercial Services & Supplies	127,123	0.2%
Communications Equipment	386,183	0.5%
Construction & Engineering	27,197	NM
Construction Materials	36,028	0.1%
Consumer Finance	227,548	0.3%
Containers & Packaging	105,897	0.1%
Distributors	33,832	NM
Diversified Consumer Services	7,219	NM
Diversified Financial Services	600,571	0.8%
Diversified Telecommunication Services	684,116	1.0%
Electric Utilities	657,895	0.9%
Electrical Equipment	166,135	0.2%
Electronic Equipment, Instruments & Components	156,721	0.2%
Energy Equipment & Services	189,696	0.3%
Entertainment	706,978	1.0%
Equity Real Estate Investment Trusts	997,565	1.4%
Food & Staples Retailing	505,222	0.7%
Food Products	389,793	0.5%
Health Care Equipment & Supplies	1,142,559	1.6%
Health Care Providers & Services	1,074,034	1.5%
Health Care Technology	26,686	NM
Hotels, Restaurants & Leisure	613,215	0.9%
Household Durables	107,863	0.2%
Household Products	550,579	0.8%
Independent Power and Renewable Electricity Producers	33,899	NM
Industrial Conglomerates	507,778	0.7%
Insurance	802,618	1.1%
Interactive Media & Services	1,647,607	2.4%
Internet & Direct Marketing Retail	1,250,718	1.8%
IT Services	1,622,467	2.3%
Leisure Products	22,268	NM
Life Sciences Tools & Services	334,749	0.5%
Machinery	524,780	0.7%
Media	440,076	0.6%
Metals & Mining	80,608	0.1%
Multiline Retail	173,734	0.2%
Multi-Utilities	354,467	0.5%
Oil, Gas & Consumable Fuels	1,655,778	2.4%
Personal Products	49,368	0.1%
Pharmaceuticals	1,640,454	2.4%
Professional Services	101,890	0.1%
Real Estate Management & Development	21,411	NM
Road & Rail	347,851	0.5%
Semiconductors & Semiconductor Equipment	1,240,637	1.8%
Software	2,043,818	3.0%
Specialty Retail	773,209	1.1%
Technology Hardware, Storage & Peripherals	1,267,776	1.8%
Textiles, Apparel & Luxury Goods	260,853	0.4%
Tobacco	314,449	0.4%
Trading Companies & Distributors	63,170	0.1%
Water Utilities	25,831	NM
Other **	37,175,469	52.4%
Total	$70,877,899	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (51.9%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	306	$4,881
22nd Century Group, Inc.* (Tobacco)(a)	1,479	3,313
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	714	9,111
8x8, Inc.* (Software)	561	9,879
A10 Networks, Inc.* (Software)	561	3,809
AAON, Inc. (Building Products)	255	9,420
AAR Corp. (Aerospace & Defense)	204	7,687
Aaron’s, Inc. (Specialty Retail)	408	20,425
Abeona Therapeutics, Inc.* (Biotechnology)	255	1,731
Abercrombie & Fitch Co. - Class A (Specialty Retail)	408	8,841
ABM Industries, Inc. (Commercial Services & Supplies)	408	13,950
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,530	1,821
Acacia Communications, Inc.* (Communications Equipment)	204	8,876
Acacia Research Corp.* (Professional Services)	714	2,171
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	612	13,941
Acadia Realty Trust (Equity Real Estate Investment Trusts)	510	14,652
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)(a)	204	3,715
Acceleron Pharma, Inc.* (Biotechnology)	255	10,812
ACCO Brands Corp. (Commercial Services & Supplies)	714	6,305
Accuray, Inc.* (Health Care Equipment & Supplies)	918	4,039
Achaogen, Inc.* (Biotechnology)	306	462
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,377	3,016
ACI Worldwide, Inc.* (Software)	663	19,598
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	255	1,777
Acorda Therapeutics, Inc.* (Biotechnology)	306	5,089
Actuant Corp. - Class A (Machinery)	408	9,339
Acushnet Holdings Corp. (Leisure Products)	255	5,862
Adtalem Global Education, Inc.* (Diversified Consumer Services)	357	17,457
ADTRAN, Inc. (Communications Equipment)	357	5,205
Aduro Biotech, Inc.* (Biotechnology)	561	1,672
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	459	11,567
Advanced Drainage Systems, Inc. (Building Products)	306	7,803
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	255	13,079
AdvanSix, Inc.* (Chemicals)(a)	204	6,455
Adverum Biotechnologies, Inc.* (Biotechnology)	612	1,946
Aegion Corp.* (Construction & Engineering)	255	4,628
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	204	9,592
Aerohive Networks, Inc.* (Communications Equipment)	612	2,338
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	408	16,104
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	255	4,595
Agenus, Inc.* (Biotechnology)	1,173	3,953
AgeX Therapeutics, Inc.* (Biotechnology)	102	395
Agree Realty Corp. (Equity Real Estate Investment Trusts)	204	13,470
AgroFresh Solutions, Inc.* (Chemicals)	408	1,640
Aimmune Therapeutics, Inc.* (Biotechnology)	306	7,197
Air Transport Services Group, Inc.* (Air Freight & Logistics)	408	9,690
Aircastle, Ltd. (Trading Companies & Distributors)	357	7,440
AK Steel Holding Corp.* (Metals & Mining)	2,040	6,018
Akebia Therapeutics, Inc.* (Biotechnology)	459	2,529
Akorn, Inc.* (Pharmaceuticals)	612	2,301
Alarm.com Holdings, Inc.* (Software)	204	12,838
Albany International Corp. - Class A (Machinery)	204	14,007
Alder Biopharmaceuticals, Inc.* (Biotechnology)	408	5,745
Alexander & Baldwin, Inc.* (Equity Real Estate Investment Trusts)	459	10,575
Allegheny Technologies, Inc.* (Metals & Mining)	714	19,557
ALLETE, Inc. (Electric Utilities)	306	23,544
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,071	12,627
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	765	733
Altair Engineering, Inc.* - Class A (Software)	204	6,606
Alteryx, Inc.* (Software)	204	14,515
Altra Industrial Motion Corp. (Machinery)	204	6,244
AMAG Pharmaceuticals, Inc.* (Biotechnology)	255	4,174
Ambac Financial Group, Inc.* (Insurance)	306	5,790
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	204	7,752
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	357	5,230
Amedisys, Inc.* (Health Care Providers & Services)	153	20,068
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	255	10,950
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	714	10,553
American Eagle Outfitters, Inc. (Specialty Retail)	918	19,389
American Equity Investment Life Holding Co. (Insurance)	510	15,973
American Outdoor Brands Corp.* (Leisure Products)	408	4,925
American Software, Inc. - Class A (Software)	255	2,820
American States Water Co. (Water Utilities)	204	13,815
American Vanguard Corp. (Chemicals)	255	4,468
Americold Realty Trust (Equity Real Estate Investment Trusts)	357	10,467

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Ameris Bancorp (Banks)	255	$9,677
Amicus Therapeutics, Inc.* (Biotechnology)	1,122	13,509
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	765	6,120
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	255	16,521
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	561	6,889
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	306	6,965
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)(a)	1,530	765
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	459	1,556
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	255	5,381
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	204	12,385
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,428	4,313
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	867	3,875
Apellis Pharmaceuticals, Inc.* (Biotechnology)	255	3,570
Apogee Enterprises, Inc. (Building Products)	204	6,950
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	765	13,924
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)(a)	204	3,984
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	204	12,038
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)(a)	1,020	983
Aratana Therapeutics, Inc.* (Pharmaceuticals)	663	2,937
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	459	5,490
Arbutus BioPharma Corp.* (Biotechnology)	459	1,694
ArcBest Corp. (Road & Rail)	153	5,756
Archrock, Inc. (Energy Equipment & Services)	816	7,703
Ardelyx, Inc.* (Biotechnology)	612	1,285
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	408	2,313
Arena Pharmaceuticals, Inc.* (Biotechnology)	306	14,067
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	255	3,672
Argo Group International Holdings, Ltd. (Insurance)	204	13,615
Arlington Asset Investment Corp. - Class A (Capital Markets)	306	2,638
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	408	2,934
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	357	5,362
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	306	6,432
ArQule, Inc.* (Biotechnology)	867	3,208
Array BioPharma, Inc.* (Biotechnology)	1,173	21,899
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	612	8,641
Artisan Partners Asset Management, Inc. (Capital Markets)	306	7,136
Ascena Retail Group, Inc.* (Specialty Retail)	1,326	3,249
ASGN, Inc.* (Professional Services)	306	19,275
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	714	3,534
Assertio Therapeutics, Inc.* (Pharmaceuticals)	561	2,502
AT Home Group, Inc.* (Specialty Retail)	204	4,496
Atara Biotherapeutics, Inc.* (Biotechnology)	255	9,690
Athenex, Inc.* (Biotechnology)	306	3,596
Athersys, Inc.* (Biotechnology)	1,530	2,433
Atkore International Group, Inc.* (Electrical Equipment)	306	7,096
Atlantic Capital Bancshares, Inc.* (Banks)	204	3,688
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	1,377	3,456
AtriCure, Inc.* (Health Care Equipment & Supplies)	255	7,892
Audentes Therapeutics, Inc.* (Biotechnology)	204	5,059
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	255	11,615
Avaya Holdings Corp.* - Class C (Software)	663	11,211
Aveo Phamaceuticals, Inc.* (Biotechnology)	1,326	927
Avid Bioservices, Inc.* (Biotechnology)	816	3,142
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	459	2,185
Avis Budget Group, Inc.* (Road & Rail)	408	10,868
Avista Corp. (Multi-Utilities)	357	14,940
AVX Corp. (Electronic Equipment, Instruments & Components)	357	6,337
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	255	5,312
AxoGen, Inc.* (Health Care Equipment & Supplies)	204	3,366
Axon Enterprise, Inc.* (Aerospace & Defense)	306	15,609
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	357	10,838
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	459	1,886
AZZ, Inc. (Electrical Equipment)	153	6,847
B&G Foods, Inc. - Class A (Food Products)(a)	408	10,876
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	969	569
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	204	10,769
Balchem Corp. (Chemicals)	204	16,936
Banc of California, Inc. (Banks)	306	4,461
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	255	4,789
BancorpSouth Bank (Banks)	561	16,370

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)(a)	306	$10,725
Banner Corp. (Banks)	204	11,126
Barnes & Noble Education, Inc.* (Specialty Retail)	459	2,625
Barnes & Noble, Inc. (Specialty Retail)	612	3,690
Barnes Group, Inc. (Machinery)	306	18,078
BBX Capital Corp. (Hotels, Restaurants & Leisure)	561	3,461
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	408	14,823
Beazer Homes USA, Inc.* (Household Durables)	306	3,834
Bed Bath & Beyond, Inc. (Specialty Retail)	816	12,313
Belden, Inc. (Electronic Equipment, Instruments & Components)	255	13,671
Bellicum Pharmaceutials, Inc.* (Biotechnology)	459	1,515
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	612	15,251
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	306	7,779
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	459	7,156
Berkshire Hills Bancorp, Inc. (Banks)	255	6,949
Big Lots, Inc. (Multiline Retail)	255	8,043
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	816	7,083
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	204	7,770
BioScrip, Inc.* (Health Care Providers & Services)	1,326	4,813
BioTelemetry, Inc.* (Health Care Providers & Services)	204	14,651
BioTime, Inc. (Biotechnology)(a)	1,275	1,798
Black Hills Corp. (Multi-Utilities)	306	20,775
Blackbaud, Inc. (Software)	255	18,258
Blackline, Inc.* (Software)	204	9,706
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	612	21,109
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	510	9,399
Blucora, Inc.* (Capital Markets)	306	9,030
Blueprint Medicines Corp.* (Biotechnology)	255	18,382
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	459	7,876
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	306	7,381
Boise Cascade Co. (Paper & Forest Products)	255	7,005
Boston Private Financial Holdings, Inc. (Banks)	561	6,508
Bottomline Technologies, Inc.* (Software)	255	13,171
Box, Inc.* - Class A (Software)	765	16,004
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	510	13,933
Brady Corp. - Class A (Commercial Services & Supplies)	306	13,681
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	306	3,403
Briggs & Stratton Corp. (Machinery)	306	3,941
Brightcove, Inc.* (IT Services)	357	2,863
BrightSphere Investment Group PLC (Capital Markets)	561	6,940
Brinker International, Inc. (Hotels, Restaurants & Leisure)	255	10,333
Bristow Group, Inc.* (Energy Equipment & Services)(a)	306	1,007
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,173	9,560
Brookline Bancorp, Inc. (Banks)	510	7,584
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	408	12,701
Builders FirstSource, Inc.* (Building Products)	714	9,439
C&J Energy Services, Inc.* (Energy Equipment & Services)	408	6,557
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	153	15,589
CACI International, Inc.* - Class A (IT Services)	153	25,578
Cactus, Inc.* - Class A (Energy Equipment & Services)	204	6,695
Cadence BanCorp (Banks)	306	5,738
CalAmp Corp.* (Communications Equipment)	255	3,675
Caleres, Inc. (Specialty Retail)	255	7,609
California Resources Corp.* (Oil, Gas & Consumable Fuels)	306	6,166
California Water Service Group (Water Utilities)	306	15,153
Calithera Biosciences, Inc.* (Biotechnology)	510	2,275
Calix, Inc.* (Communications Equipment)	459	4,994
Callaway Golf Co. (Leisure Products)	612	9,969
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,377	11,209
Cal-Maine Foods, Inc. (Food Products)	204	8,605
Cambrex Corp.* (Life Sciences Tools & Services)	204	8,905
Camping World Holdings, Inc. (Specialty Retail)	255	3,616
Cannae Holdings, Inc.* (Diversified Financial Services)	459	8,877
Capital Senior Living Corp.* (Health Care Providers & Services)	306	2,133
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	816	10,502
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	663	4,886
Cara Therapeutics, Inc.* (Biotechnology)	255	3,889
Carbonite, Inc.* (IT Services)	204	5,843
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	255	7,938
Cardtronics PLC* - Class A (IT Services)	255	6,903
CareDx, Inc.* (Biotechnology)	306	8,577
Career Education Corp.* (Diversified Consumer Services)	459	5,926
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	510	11,210

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Cargurus, Inc.* (Interactive Media & Services)	306	$13,088
Carpenter Technology Corp. (Metals & Mining)	255	12,051
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	459	5,637
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	306	2,641
Cars.com, Inc.* (Interactive Media & Services)	459	12,535
Carvana Co.* (Specialty Retail)(a)	204	7,579
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	255	7,681
CASI Pharmaceuticals, Inc.* (Biotechnology)	561	1,941
Castle Brands, Inc.* (Beverages)	1,989	1,681
Castlight Health, Inc.* - Class B (Health Care Technology)	867	2,575
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,071	2,699
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	408	3,750
Cathay General Bancorp, Inc. (Banks)	459	17,038
CBIZ, Inc.* (Professional Services)	357	6,997
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)(a)	1,224	3,048
CECO Environmental Corp.* (Commercial Services & Supplies)	459	3,158
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	867	3,026
CenterState Banks, Inc. (Banks)	510	12,648
Central European Media Enterprises, Ltd.* - Class A (Media)	918	2,763
Central Garden & Pet Co.* - Class A (Household Products)	255	9,083
Central Pacific Financial Corp. (Banks)	204	5,841
Century Aluminum Co.* (Metals & Mining)	357	3,284
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	357	2,738
Century Communities, Inc.* (Household Durables)	204	4,786
Cerus Corp.* (Health Care Equipment & Supplies)	918	5,471
ChannelAdvisor Corp.* (Software)	255	2,741
Chart Industries, Inc.* (Machinery)	204	15,239
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	306	6,184
Chegg, Inc.* (Diversified Consumer Services)	612	21,555
Chemical Financial Corp. (Banks)	408	18,140
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	357	10,167
Chico’s FAS, Inc. (Specialty Retail)	867	5,029
Chimerix, Inc.* (Biotechnology)	612	1,426
ChromaDex Corp.* (Life Sciences Tools & Services)	714	2,378
Ciena Corp.* (Communications Equipment)	816	31,082
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	357	2,977
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	408	15,157
Cision, Ltd.* (Software)	306	3,794
Citizens, Inc.* (Insurance)	510	3,616
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	357	4,127
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,326	2,519
Clear Channel Outdoor Holdings, Inc.* (Media)	612	3,409
Clearside Biomedical, Inc.* (Pharmaceuticals)	306	361
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	204	2,999
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	459	6,926
Cleveland-Cliffs, Inc. (Metals & Mining)	1,785	19,117
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	918	343
Cloudera, Inc.* (Software)	1,275	17,213
Clovis Oncology, Inc.* (Biotechnology)	306	7,760
CNO Financial Group, Inc. (Insurance)	969	17,326
Codexis, Inc.* (Life Sciences Tools & Services)(a)	408	7,679
Coeur Mining, Inc.* (Metals & Mining)	1,224	6,304
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	255	12,354
Coherus Biosciences, Inc.* (Biotechnology)	357	4,805
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	204	3,578
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	204	3,266
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	561	9,374
Columbia Banking System, Inc. (Banks)	408	14,994
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	357	5,287
Comfort Systems USA, Inc. (Construction & Engineering)	255	12,232
Commercial Metals Co. (Metals & Mining)	714	12,459
Commercial Vehicle Group, Inc.* (Machinery)	408	3,048
Community Bank System, Inc. (Banks)	306	18,345
Community Health Systems, Inc.* (Health Care Providers & Services)	867	3,416
CommVault Systems, Inc.* (Software)	255	16,848
Compass Minerals International, Inc. (Metals & Mining)	204	10,659
CONMED Corp. (Health Care Equipment & Supplies)	153	10,764
ConnectOne Bancorp, Inc. (Banks)	204	4,080
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	204	7,248
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	510	5,447
Continental Building Products, Inc.* (Building Products)	255	6,717

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Control4 Corp.* (Electronic Equipment, Instruments & Components)	204	$4,053
Cooper Tire & Rubber Co. (Auto Components)	357	12,566
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)(a)	561	4,241
Corcept Therapeutics, Inc.* (Pharmaceuticals)	612	6,842
Corecivic, Inc. (Equity Real Estate Investment Trusts)	714	14,187
Core-Mark Holding Co., Inc. (Distributors)	306	8,531
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	306	3,745
Cornerstone OnDemand, Inc.* (Software)	306	17,546
Costamare, Inc. (Marine)	510	2,591
Coupa Software, Inc.* (Software)	306	26,610
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,397	21,213
Covanta Holding Corp. (Commercial Services & Supplies)	714	11,495
Covia Holdings Corp.* - Class C (Energy Equipment & Services)	255	1,193
Cowen Group, Inc.* - Class A (Capital Markets)	255	4,123
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	306	6,714
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	561	28,291
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	459	13,182
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	357	3,438
CryoLife, Inc.* (Health Care Equipment & Supplies)	255	7,117
CryoPort, Inc.* (Health Care Equipment & Supplies)	255	2,675
CSG Systems International, Inc. (IT Services)	204	7,383
CTI BioPharma Corp.* (Biotechnology)	663	789
CTS Corp. (Electronic Equipment, Instruments & Components)	204	5,787
Cubic Corp. (Aerospace & Defense)	153	9,833
Customers Bancorp, Inc.* (Banks)	204	4,013
CVB Financial Corp. (Banks)	612	13,409
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	459	3,993
Cytokinetics, Inc.* (Biotechnology)	459	3,227
Cytomx Therapeutics, Inc.* (Biotechnology)	255	4,330
CytoSorbents Corp.* (Health Care Equipment & Supplies)	306	2,292
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	408	3,072
Dana Holding Corp. (Auto Components)	867	15,278
Darling Ingredients, Inc.* (Food Products)	969	20,610
Daseke, Inc.* (Road & Rail)	408	1,701
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	255	13,120
Dean Foods Co. (Food Products)	663	2,765
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	204	26,203
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	306	3,179
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	459	14,922
Deluxe Corp. (Commercial Services & Supplies)	255	11,977
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,754	5,591
Denny’s Corp.* (Hotels, Restaurants & Leisure)	459	8,120
Dermira, Inc.* (Pharmaceuticals)	357	2,356
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	867	3,511
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	459	5,017
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,224	12,436
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	357	3,681
Diebold, Inc. (Technology Hardware, Storage & Peripherals)(a)	561	2,384
Digi International, Inc.* (Communications Equipment)	255	3,024
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	255	5,029
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	255	8,576
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)(a)	357	5,177
Donnelley Financial Solutions, Inc.* (Capital Markets)	306	4,480
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	357	1,956
Dorman Products, Inc.* (Auto Components)	153	13,150
Dril-Quip, Inc.* (Energy Equipment & Services)	255	9,547
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	561	2,362
DSW, Inc. - Class A (Specialty Retail)	459	12,508
Durect Corp.* (Pharmaceuticals)	1,734	1,049
Dycom Industries, Inc.* (Construction & Engineering)	204	11,842
Dynavax Technologies Corp.* (Biotechnology)	459	5,058
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	561	3,377
Eagle Bancorp, Inc.* (Banks)	204	11,196
Eagle Bulk Shipping, Inc.* (Marine)	561	2,306
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	357	6,412
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	204	21,106
Ebix, Inc. (Software)	153	8,739
Echo Global Logistics, Inc.* (Air Freight & Logistics)	204	4,847
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)(a)	1,581	1,818
Edgewell Personal Care Co.* (Personal Products)	306	12,072
Editas Medicine, Inc.* (Biotechnology)	306	6,649
El Paso Electric Co. (Electric Utilities)	255	13,393

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	408	$19,021
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	255	7,650
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	306	8,081
Ellie Mae, Inc.* (Software)	204	15,463
EMCOR Group, Inc. (Construction & Engineering)	306	19,961
Emerald Expositions Events, Inc. (Media)(a)	204	2,897
Emergent BioSolutions, Inc.* (Biotechnology)	255	15,909
Employers Holdings, Inc. (Insurance)	204	8,643
Encore Capital Group, Inc.* (Consumer Finance)	204	6,026
Endo International PLC* (Pharmaceuticals)	1,377	13,426
Endologix, Inc.* (Health Care Equipment & Supplies)	765	579
Endurance International Group Holdings, Inc.* (IT Services)	561	4,544
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)(a)	1,275	3,647
Energy Recovery, Inc.* (Machinery)	408	3,101
EnerSys (Electrical Equipment)	255	21,741
Ennis, Inc. (Commercial Services & Supplies)	204	4,047
Enova International, Inc.* (Consumer Finance)	204	4,702
Enphase Energy, Inc.* (Electrical Equipment)(a)	765	5,531
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	816	26,969
Entercom Communications Corp. - Class A (Media)	918	6,729
Entravision Communications Corp. - Class A (Media)	714	2,813
Envestnet, Inc.* (Software)	255	13,834
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	561	2,109
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	867	598
Epizyme, Inc.* (Biotechnology)	408	4,170
Eros International PLC* (Entertainment)	306	2,916
ESCO Technologies, Inc. (Machinery)	153	9,962
Essendant, Inc. (Commercial Services & Supplies)(a)	357	4,570
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	561	22,299
Esterline Technologies Corp.* (Aerospace & Defense)	153	18,620
Ethan Allen Interiors, Inc. (Household Durables)	204	3,872
Etsy, Inc.* (Internet & Direct Marketing Retail)	663	36,232
Everbridge, Inc.* (Software)	153	9,465
Everi Holdings, Inc.* (IT Services)	561	3,731
EVERTEC, Inc. (IT Services)	408	11,289
Evolent Health, Inc.* (Health Care Technology)	459	8,115
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	306	2,286
Evoqua Water Technologies Corp.* (Machinery)	510	5,513
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	357	3,773
Exela Technologies, Inc.* - Class I (IT Services)	612	2,411
ExlService Holdings, Inc.* (IT Services)	204	11,730
Exponent, Inc. (Professional Services)	306	15,288
Express, Inc.* (Specialty Retail)	561	2,973
Exterran Corp.* (Energy Equipment & Services)	255	4,427
Extreme Networks, Inc.* (Communications Equipment)	816	6,169
EZCORP, Inc.* - Class A (Consumer Finance)	408	3,803
Fabrinet* (Electronic Equipment, Instruments & Components)	255	14,494
Farmers National Banc Corp. (Banks)	255	3,307
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	357	2,003
Fate Therapeutics, Inc.* (Biotechnology)	408	6,177
Federal Signal Corp. (Machinery)	408	8,968
Federated Investors, Inc. - Class B (Capital Markets)	612	15,992
Ferro Corp.* (Chemicals)	510	8,502
FGL Holdings* (Diversified Financial Services)	969	7,665
FibroGen, Inc.* (Biotechnology)	408	23,153
Finisar Corp.* (Communications Equipment)	714	16,265
First Bancorp (Banks)	204	7,501
First BanCorp. (Banks)	1,377	14,665
First Busey Corp. (Banks)	306	7,577
First Commonwealth Financial Corp. (Banks)	663	9,017
First Financial Bancorp (Banks)	561	14,771
First Financial Bankshares, Inc. (Banks)	357	21,812
First Foundation, Inc.* (Banks)	255	3,705
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	714	23,363
First Interstate Bancsys (Banks)	204	7,940
First Merchants Corp. (Banks)	306	11,209
First Midwest Bancorp, Inc. (Banks)	612	13,476
First of Long Island Corp. (The) (Banks)	204	4,227
FirstCash, Inc. (Consumer Finance)	255	21,020
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	1,377	8,496
Five Below, Inc.* (Specialty Retail)	306	37,862
Five Prime Therapeutics, Inc.* (Biotechnology)	306	3,443
Five9, Inc.* (Software)	357	18,253
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	204	6,293
Flexion Therapeutics, Inc.* (Biotechnology)	255	3,746
Flotek Industries, Inc.* (Chemicals)	867	2,220
Fluent, Inc.* (Media)	816	3,852
Fluidigm Corp.* (Life Sciences Tools & Services)	510	4,412
Flushing Financial Corp. (Banks)	204	4,525

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
ForeScout Technologies, Inc.* (Software)	204	$6,222
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	510	7,660
Fortress Biotech, Inc.* (Biotechnology)	765	1,584
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	612	3,005
Forward Air Corp. (Air Freight & Logistics)	204	11,940
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	306	5,190
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	408	11,522
Fox Factory Holding Corp.* (Auto Components)	255	15,129
Francesca’s Holdings Corp.* (Specialty Retail)	408	360
Franklin Electric Co., Inc. (Machinery)	306	14,621
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	765	5,676
Frank’s International N.V.* (Energy Equipment & Services)	663	3,772
Fresh Del Monte Produce, Inc. (Food Products)	204	6,524
Freshpet, Inc.* (Food Products)	204	7,338
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	408	4,415
Frontier Communications Corp.* (Diversified Telecommunication Services)(a)	714	1,428
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	714	3,677
FTI Consulting, Inc.* (Professional Services)	204	13,937
FuelCell Energy, Inc.* (Electrical Equipment)(a)	1,785	916
Fulton Financial Corp. (Banks)	1,020	16,371
FutureFuel Corp. (Chemicals)	255	4,669
GAIN Capital Holdings, Inc. (Capital Markets)	408	2,640
GameStop Corp. - Class A (Specialty Retail)(a)	663	7,518
Gannett Co., Inc. (Media)	765	8,484
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	306	5,487
GATX Corp. (Trading Companies & Distributors)	204	15,439
GCP Applied Technologies, Inc.* (Chemicals)	459	11,567
Generac Holdings, Inc.* (Electrical Equipment)	357	18,896
Genesis Healthcare, Inc.* (Health Care Providers & Services)	1,020	1,601
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	510	3,386
Gentherm, Inc.* (Auto Components)	255	10,853
Genworth Financial, Inc.* - Class A (Insurance)	3,060	14,810
Geron Corp.* (Biotechnology)	1,377	1,584
Getty Realty Corp. (Equity Real Estate Investment Trusts)	255	8,175
Gibraltar Industries, Inc.* (Building Products)	204	7,273
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	255	8,892
Glacier Bancorp, Inc. (Banks)	510	21,511
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	255	5,087
Glaukos Corp.* (Health Care Equipment & Supplies)	204	13,013
Global Blood Therapeutics, Inc.* (Biotechnology)	306	14,660
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	459	8,900
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	408	18,380
Glu Mobile, Inc.* (Entertainment)	867	8,445
Glycomimetics, Inc.* (Biotechnology)	306	3,427
Gms, Inc.* (Trading Companies & Distributors)	255	4,827
GNC Holdings, Inc.* - Class A (Specialty Retail)	867	2,644
Gogo, Inc.* (Wireless Telecommunication Services)	663	2,738
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	561	12,493
Gold Resource Corp. (Metals & Mining)	561	2,519
GoPro, Inc.* - Class A (Household Durables)(a)	867	4,274
Granite Construction, Inc. (Construction & Engineering)	255	11,021
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	306	5,973
Gray Television, Inc.* (Media)	561	9,374
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	663	4,687
Great Western Bancorp, Inc. (Banks)	357	12,599
Green Brick Partners, Inc.* (Household Durables)	306	2,589
Green Dot Corp.* - Class A (Consumer Finance)	255	18,875
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	306	4,348
Greenlight Capital Re, Ltd.* - Class A (Insurance)	306	3,173
Greif, Inc. - Class A (Containers & Packaging)	153	5,967
Griffon Corp. (Building Products)	255	4,057
Groupon, Inc.* (Internet & Direct Marketing Retail)	2,754	10,383
GTT Communications, Inc.* (IT Services)	204	5,222
GUESS?, Inc. (Specialty Retail)	408	7,960
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,071	8,986
H&E Equipment Services, Inc. (Trading Companies & Distributors)	204	5,461
H.B. Fuller Co. (Chemicals)	306	15,113
Haemonetics Corp.* (Health Care Equipment & Supplies)	306	30,267
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	1,173	1,924
Halozyme Therapeutics, Inc.* (Biotechnology)	765	12,378
Hancock Holding Co. (Banks)	510	20,950

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Hanmi Financial Corp. (Banks)	255	$5,592
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	357	8,065
Harmonic, Inc.* (Communications Equipment)	867	4,586
Harsco Corp.* (Machinery)	510	10,863
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	561	1,924
Hawaiian Holdings, Inc. (Airlines)	306	9,798
HC2 Holdings, Inc.* (Construction & Engineering)	561	1,913
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	714	23,055
Healthcare Services Group, Inc. (Commercial Services & Supplies)	459	20,022
HealthEquity, Inc.* (Health Care Providers & Services)	306	19,076
HealthStream, Inc. (Health Care Technology)	204	5,133
Heartland Express, Inc. (Road & Rail)	357	7,144
Heartland Financial USA, Inc. (Banks)	204	9,253
Hecla Mining Co. (Metals & Mining)	2,601	7,023
Helen of Troy, Ltd.* (Household Durables)	153	17,754
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,020	6,967
Heritage Commerce Corp. (Banks)	306	4,061
Heritage Financial Corp. (Banks)	255	7,900
Herman Miller, Inc. (Commercial Services & Supplies)	357	12,220
Heron Therapeutics, Inc.* (Biotechnology)	408	10,975
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	255	4,725
Hertz Global Holdings, Inc.* (Road & Rail)	408	6,769
HFF, Inc. - Class A (Real Estate Management & Development)	255	10,562
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	867	2,428
Hillenbrand, Inc. (Machinery)	357	15,137
Hilltop Holdings, Inc. (Banks)	459	8,450
HMS Holdings Corp.* (Health Care Technology)	510	15,295
HNI Corp. (Commercial Services & Supplies)	255	9,912
Home BancShares, Inc. (Banks)	918	16,809
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	204	4,992
Hope Bancorp, Inc. (Banks)	765	10,947
Horace Mann Educators Corp. (Insurance)	255	10,621
Horizon BanCorp, Inc. (Banks)(a)	306	4,939
Horizon Pharma PLC* (Pharmaceuticals)	969	20,825
Hostess Brands, Inc.* (Food Products)	663	7,618
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	765	8,010
Houlihan Lokey, Inc. (Capital Markets)	204	9,025
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	1,632	1,152
Hub Group, Inc.* - Class A (Air Freight & Logistics)	204	9,080
Hubspot, Inc.* (Software)	204	32,296
Hudson, Ltd.* - Class A (Specialty Retail)	306	3,941
IBERIABANK Corp. (Banks)	306	22,609
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)(a)	204	4,196
IDACORP, Inc. (Electric Utilities)	306	29,834
Idera Pharmaceuticals, Inc.* (Biotechnology)	255	645
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	357	13,552
IMAX Corp.* (Entertainment)(a)	357	7,415
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	255	2,420
Immune Design Corp.* (Biotechnology)	612	955
ImmunoGen, Inc.* (Biotechnology)	816	4,284
Immunomedics, Inc.* (Biotechnology)	765	11,314
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	663	2,267
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	663	6,928
Independent Bank Corp. (Banks)	153	12,206
Infinera Corp.* (Communications Equipment)	969	4,264
Information Services Group, Inc.* (IT Services)	612	2,528
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	306	6,457
Ingevity Corp.* (Chemicals)	255	23,989
InnerWorkings, Inc.* (Professional Services)	459	2,107
Innospec, Inc. (Chemicals)	153	10,751
Innoviva, Inc.* (Pharmaceuticals)	510	8,721
Inovalon Holdings, Inc.* (Health Care Technology)	561	8,017
Inovio Pharmaceuticals, Inc.* (Biotechnology)	867	4,344
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	306	12,069
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	204	9,368
Insmed, Inc.* (Biotechnology)	459	11,158
Insperity, Inc. (Professional Services)	204	21,762
Instructure, Inc.* (Software)	204	8,064
Insys Therapeutics, Inc.* (Biotechnology)(a)	357	1,235
Integer Holdings Corp.* (Health Care Equipment & Supplies)	204	16,522
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	765	37,371
Intellia Therapeutics, Inc.* (Biotechnology)	255	3,606
Intelsat S.A.* (Diversified Telecommunication Services)	306	7,445
InterDigital, Inc. (Communications Equipment)	204	14,853
Interface, Inc. (Commercial Services & Supplies)	408	6,695
International Bancshares Corp. (Banks)	357	12,663
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	153	6,648
Intersect ENT, Inc.* (Pharmaceuticals)	204	6,053

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	357	$4,298
Intrepid Potash, Inc.* (Chemicals)	918	2,855
Intrexon Corp.* (Biotechnology)(a)	459	3,516
Invacare Corp. (Health Care Equipment & Supplies)	255	1,311
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	714	11,495
Investment Technology Group, Inc. (Capital Markets)	255	7,716
Investors Bancorp, Inc. (Banks)	1,479	17,955
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	102	6,005
Invitae Corp.* (Biotechnology)	561	7,899
Iovance Biotherapeutics, Inc.* (Biotechnology)	561	5,133
Iridium Communications, Inc.* (Diversified Telecommunication Services)	612	11,861
iRobot Corp.* (Household Durables)	153	13,738
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	816	11,147
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	510	4,891
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	510	1,964
Itron, Inc.* (Electronic Equipment, Instruments & Components)	204	11,145
J.C. Penney Co., Inc.* (Multiline Retail)(a)	2,346	3,097
j2 Global, Inc. (Software)	255	19,166
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	153	12,385
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)(a)	510	5,370
James River Group Holdings, Ltd. (Insurance)	204	7,868
Jeld-Wen Holding, Inc.* (Building Products)	459	8,189
John Bean Technologies Corp. (Machinery)	204	16,206
K12, Inc.* (Diversified Consumer Services)	306	9,642
Kadmon Holdings, Inc.* (Biotechnology)	867	2,089
Kaman Corp. - Class A (Trading Companies & Distributors)	153	9,045
Karyopharm Therapeutics, Inc.* (Biotechnology)	357	3,024
KB Home (Household Durables)	510	10,919
KBR, Inc. (Construction & Engineering)	867	14,912
Keane Group, Inc.* (Energy Equipment & Services)	408	4,113
Kearny Financial Corp. (Thrifts & Mortgage Finance)	663	8,513
Kelly Services, Inc. - Class A (Professional Services)	255	5,712
KEMET Corp. (Electronic Equipment, Instruments & Components)	357	6,326
Kemper Corp. (Insurance)	255	19,171
Kennametal, Inc. (Machinery)	459	17,249
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	765	15,292
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	255	4,123
Kimball International, Inc. - Class B (Commercial Services & Supplies)	306	4,324
Kindred Biosciences, Inc.* (Biotechnology)	306	3,014
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	561	9,329
Knoll, Inc. (Commercial Services & Supplies)	357	7,197
Knowles Corp.* (Electronic Equipment, Instruments & Components)	561	8,752
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	918	1,267
Korn/Ferry International (Professional Services)	306	13,954
Kraton Performance Polymers, Inc.* (Chemicals)	204	5,753
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	612	9,480
Kura Oncology, Inc.* (Biotechnology)	255	4,055
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	580	10,043
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	1,020	2,938
Lakeland Bancorp, Inc. (Banks)(a)	306	4,789
Lakeland Financial Corp. (Banks)	153	6,890
Landec Corp.* (Food Products)	255	3,236
Lannett Co., Inc.* (Pharmaceuticals)(a)	306	2,283
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	306	5,147
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,020	3,876
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	918	7,160
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	357	5,712
La-Z-Boy, Inc. (Household Durables)	306	9,064
LCI Industries (Auto Components)	153	12,613
LegacyTexas Financial Group, Inc. (Banks)	306	12,191
LendingClub Corp.* (Consumer Finance)	2,142	6,833
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	357	1,689
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,326	12,743
LHC Group, Inc.* (Health Care Providers & Services)	204	21,570
Liberty Braves Group* - Class C (Entertainment)	255	6,875
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	306	12,543
Liberty Latin America, Ltd.* - Class A (Media)	306	5,335
Liberty Latin America, Ltd.* - Class C (Media)	714	12,481
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	510	8,497
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	612	1,328
Limelight Networks, Inc.* (IT Services)	918	2,864
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	408	3,415

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
LivaNova PLC* (Health Care Equipment & Supplies)	255	$23,542
Live Oak Bancshares, Inc. (Banks)	204	2,836
LivePerson, Inc.* (Software)	357	8,379
LiveRamp Holdings, Inc.* (IT Services)	459	19,939
LiveXLive Media, Inc.* (Entertainment)	357	2,174
Louisiana-Pacific Corp. (Paper & Forest Products)	867	21,137
Loxo Oncology, Inc.* (Biotechnology)	153	35,893
LSC Communications, Inc. (Commercial Services & Supplies)	306	2,427
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	255	12,097
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	204	2,452
Lumentum Holdings, Inc.* (Communications Equipment)	408	19,956
Luminex Corp. (Life Sciences Tools & Services)	255	7,112
M.D.C. Holdings, Inc. (Household Durables)	306	10,077
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	306	5,517
M/I Homes, Inc.* (Household Durables)	204	5,404
Macatawa Bank Corp. (Banks)	306	2,987
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	561	11,557
MacroGenics, Inc.* (Biotechnology)	306	3,589
Magellan Health, Inc.* (Health Care Providers & Services)	153	9,969
Maiden Holdings, Ltd. (Insurance)	561	724
Mallinckrodt PLC* (Pharmaceuticals)	510	11,149
MannKind Corp.* (Biotechnology)(a)	1,683	2,121
ManTech International Corp. - Class A (IT Services)	153	8,625
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	459	1,524
Marrone Bio Innovations, Inc.* (Chemicals)	1,377	2,107
Marten Transport, Ltd. (Road & Rail)	306	5,921
Masonite International Corp.* (Building Products)	153	8,752
MasTec, Inc.* (Construction & Engineering)	357	15,844
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	612	11,934
Matrix Service Co.* (Energy Equipment & Services)	255	5,470
Matson, Inc. (Marine)	255	8,544
Matthews International Corp. - Class A (Commercial Services & Supplies)	204	9,076
Maxar Technologies, Inc. (Aerospace & Defense)	357	2,006
MAXIMUS, Inc. (IT Services)	357	25,036
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	459	9,006
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	510	1,520
MB Financial, Inc. (Banks)	459	20,369
MBIA, Inc.* (Insurance)	663	6,371
McDermott International, Inc.* (Energy Equipment & Services)	1,020	8,996
McGrath RentCorp (Commercial Services & Supplies)	153	7,711
MDC Partners, Inc.* - Class A (Media)	663	1,969
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	3,540
MediciNova, Inc.* (Biotechnology)	408	3,705
Medidata Solutions, Inc.* (Health Care Technology)	306	21,714
Mercury Systems, Inc.* (Aerospace & Defense)	306	17,941
Meredith Corp. (Media)	255	13,839
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	357	5,653
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	306	5,015
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	306	17,298
Meritage Homes Corp.* (Household Durables)	255	11,495
Meritor, Inc.* (Machinery)	510	10,547
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	255	6,566
MGE Energy, Inc. (Electric Utilities)	204	13,119
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,142	26,731
Milacron Holdings Corp.* (Machinery)	459	6,362
Mindbody, Inc.* (Software)	255	9,297
Minerals Technologies, Inc. (Chemicals)	204	11,948
Minerva Neurosciences, Inc.* (Biotechnology)	357	2,349
Miragen Therapeutics, Inc.* (Biotechnology)	408	1,167
Mitek System, Inc.* (Software)	357	3,938
Mobile Mini, Inc. (Commercial Services & Supplies)	255	9,636
MobileIron, Inc.* (Software)	765	3,710
Model N, Inc.* (Software)	255	3,700
Modine Manufacturing Co.* (Auto Components)	357	5,223
Moelis & Co. (Capital Markets)	255	11,156
Momenta Pharmaceuticals, Inc.* (Biotechnology)	510	6,049
MoneyGram International, Inc.* (IT Services)	408	869
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	510	7,007
Monotype Imaging Holdings, Inc. (Software)	306	5,080
Monro Muffler Brake, Inc. (Specialty Retail)	204	14,619
Moog, Inc. - Class A (Aerospace & Defense)	204	18,252
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	204	3,140
MRC Global, Inc.* (Trading Companies & Distributors)	510	7,966
MSA Safety, Inc. (Commercial Services & Supplies)	204	20,437
MSG Networks, Inc.* - Class A (Media)	408	9,139
Mueller Industries, Inc. (Machinery)	357	9,250
Mueller Water Products, Inc. - Class A (Machinery)	969	9,574
Murphy USA, Inc.* (Specialty Retail)	204	15,005

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Myers Industries, Inc. (Containers & Packaging)	255	$4,146
Myokardia, Inc.* (Pharmaceuticals)	204	8,442
Myriad Genetics, Inc.* (Biotechnology)	408	11,502
Nantkwest, Inc.* (Biotechnology)	816	881
Natera, Inc.* (Biotechnology)	306	4,159
National Bank Holdings Corp. (Banks)	204	6,520
National CineMedia, Inc. (Media)	612	4,229
National General Holdings Corp. (Insurance)	408	9,853
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	255	21,231
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	306	8,905
National Vision Holdings, Inc.* (Specialty Retail)	204	6,479
Natus Medical, Inc.* (Health Care Equipment & Supplies)	204	6,883
Nautilus, Inc.* (Leisure Products)	255	1,915
Navigant Consulting, Inc. (Professional Services)	306	7,932
Navistar International Corp.* (Machinery)	306	10,049
NBT Bancorp, Inc. (Banks)	255	9,083
NCI Building Systems, Inc.* (Building Products)	306	2,497
Neogen Corp.* (Health Care Equipment & Supplies)	306	18,638
NeoGenomics, Inc.* (Life Sciences Tools & Services)	408	6,781
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	459	3,314
Neos Therapeutics, Inc.* (Pharmaceuticals)	408	873
NETGEAR, Inc.* (Communications Equipment)	204	8,080
NetScout Systems, Inc.* (Communications Equipment)	510	13,224
Nevro Corp.* (Health Care Equipment & Supplies)	153	7,430
New Jersey Resources Corp. (Gas Utilities)	510	24,735
New Media Investment Group, Inc. (Media)	408	5,577
New Relic, Inc.* (Software)	255	25,921
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	612	3,317
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	867	5,445
NewLink Genetics Corp.* (Biotechnology)	510	760
Newpark Resources, Inc.* (Energy Equipment & Services)	663	5,510
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	357	3,356
Nexstar Broadcasting Group, Inc. - Class A (Media)	255	21,286
NextGen Healthcare, Inc.* (Health Care Technology)	357	6,312
NIC, Inc. (IT Services)	459	7,528
NII Holdings, Inc.* (Wireless Telecommunication Services)	969	4,700
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	459	10,098
NN, Inc. (Machinery)	255	2,328
Noble Corp. PLC* (Energy Equipment & Services)	1,683	5,554
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)(a)	1,428	2,927
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,275	3,226
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	357	5,109
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	357	5,994
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	612	10,796
Northwest Natural Holding Co. (Gas Utilities)	204	12,770
NorthWestern Corp. (Multi-Utilities)	306	19,556
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	204	14,215
Novavax, Inc.* (Biotechnology)	3,213	7,518
Novocure, Ltd.* (Health Care Equipment & Supplies)	459	22,491
NOW, Inc.* (Trading Companies & Distributors)	714	9,660
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	204	8,856
NuVasive, Inc.* (Health Care Equipment & Supplies)	306	15,343
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	408	11,861
Nymox Pharmaceutical Corp.* (Biotechnology)	714	1,578
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,581	9,518
Oceaneering International, Inc.* (Energy Equipment & Services)	612	9,602
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	306	7,347
Ocular Therapeutix, Inc.* (Pharmaceuticals)	408	1,542
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,020	1,714
Office Depot, Inc. (Specialty Retail)	3,570	10,532
Office Properties Income Trust (Equity Real Estate Investment Trusts)	153	4,901
OFG Bancorp (Banks)	357	6,919
Oil States International, Inc.* (Energy Equipment & Services)	357	6,148
Old National Bancorp (Banks)	918	14,817
Old Second Bancorp, Inc. (Banks)	255	3,578
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	306	23,919
Omeros Corp.* (Pharmaceuticals)(a)	357	4,869
Omnicell, Inc.* (Health Care Technology)	255	16,608
OMNOVA Solutions, Inc.* (Chemicals)	408	3,635
On Deck Capital, Inc.* (Diversified Financial Services)	510	3,835
ONE Gas, Inc. (Gas Utilities)	306	25,138
OneSpan, Inc.* (Software)	255	3,720
OPKO Health, Inc.* (Biotechnology)	2,091	7,695
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	408	5,243
ORBCOMM, Inc.* (Diversified Telecommunication Services)	561	4,567

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	510	$3,539
Organovo Holdings, Inc.* (Biotechnology)	1,836	1,854
Orion Marine Group, Inc.* (Construction & Engineering)	357	1,507
Oritani Financial Corp. (Thrifts & Mortgage Finance)	306	5,159
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	255	14,716
Otter Tail Corp. (Electric Utilities)	255	12,355
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	765	1,385
Owens & Minor, Inc. (Health Care Providers & Services)	408	3,089
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	255	3,708
P.H. Glatfelter Co. (Paper & Forest Products)	306	3,911
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,122	7,764
Pacific Premier Bancorp, Inc.* (Banks)	306	9,104
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	255	10,373
Palatin Technologies, Inc.* (Biotechnology)	2,958	2,046
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	255	4,146
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	357	2,408
Party City Holdco, Inc.* (Specialty Retail)	306	3,378
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	510	10,853
Patterson Cos., Inc. (Health Care Providers & Services)	510	11,368
Paylocity Holding Corp.* (Software)	204	14,490
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	357	11,627
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	306	3,216
PDL BioPharma, Inc.* (Biotechnology)	1,530	4,865
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	459	16,385
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	408	13,076
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	612	14,835
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	510	3,759
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	408	8,258
Perficient, Inc.* (IT Services)	255	6,505
Performance Food Group Co.* (Food & Staples Retailing)	612	20,906
Perspecta, Inc. (IT Services)	867	17,383
PGT, Inc.* (Building Products)	357	5,940
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	561	5,997
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,071	19,396
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	765	14,810
Pier 1 Imports, Inc.* (Specialty Retail)	1,020	832
Pieris Pharmaceuticals, Inc.* (Biotechnology)	612	1,756
Pioneer Energy Services Corp.* (Energy Equipment & Services)	816	1,208
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,173	8,457
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	510	29,540
Plantronics, Inc. (Communications Equipment)	204	7,913
Plexus Corp.* (Electronic Equipment, Instruments & Components)	204	11,448
Plug Power, Inc.* (Electrical Equipment)(a)	2,040	2,795
PNM Resources, Inc. (Electric Utilities)	459	19,549
PolyOne Corp. (Chemicals)	459	14,858
Portland General Electric Co. (Electric Utilities)	510	24,643
Portola Pharmaceuticals, Inc.* (Biotechnology)	408	11,057
Potlatch Corp. (Equity Real Estate Investment Trusts)	391	14,420
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	153	10,098
PQ Group Holdings, Inc.* (Chemicals)	306	4,605
PRA Group, Inc.* (Consumer Finance)	306	9,030
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	306	4,865
Presidio, Inc. (IT Services)	306	4,875
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	306	8,544
Primerica, Inc. (Insurance)	255	28,654
Primo Water Corp.* (Beverages)	255	3,323
Primoris Services Corp. (Construction & Engineering)	306	6,105
ProAssurance Corp. (Insurance)	357	15,230
Progenics Pharmaceuticals, Inc.* (Biotechnology)	612	2,711
Progress Software Corp. (Software)	306	11,086
ProPetro Holding Corp.* (Energy Equipment & Services)	510	8,333
PROS Holdings, Inc.* (Software)	204	7,058
Proteostasis Therapeutics, Inc.* (Biotechnology)	765	2,310
Prothena Corp. PLC* (Biotechnology)	357	4,195
Proto Labs, Inc.* (Machinery)	153	18,995
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	408	10,082
PTC Therapeutics, Inc.* (Biotechnology)	306	9,526
Puma Biotechnology, Inc.* (Biotechnology)	204	5,688
Q2 Holdings, Inc.* (Software)	204	12,124
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	306	12,886
Quad/Graphics, Inc. (Commercial Services & Supplies)	255	3,445
Qualys, Inc.* (Software)	204	17,652

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Quanex Building Products Corp. (Building Products)(a)	306	$4,789
Quantenna Communications, Inc.* (Communications Equipment)(a)	306	4,572
Quidel Corp.* (Health Care Equipment & Supplies)	204	11,838
QuinStreet, Inc.* (Interactive Media & Services)	357	6,797
Quorum Health Corp.* (Health Care Providers & Services)	510	1,494
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	561	5,610
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	612	3,121
R1 RCM, Inc.* (Health Care Providers & Services)	765	6,212
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,275	24,530
Radiant Logistics, Inc.* (Air Freight & Logistics)	663	3,275
Radius Health, Inc.* (Biotechnology)	255	4,659
RadNet, Inc.* (Health Care Providers & Services)	357	4,873
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	714	6,440
Rapid7, Inc.* (Software)	255	10,246
Raven Industries, Inc. (Industrial Conglomerates)	255	9,432
Rayonier Advanced Materials, Inc. (Chemicals)	408	5,908
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	408	10,355
Redfin Corp.* (Real Estate Management & Development)(a)	459	8,212
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	510	8,226
Regenxbio, Inc.* (Biotechnology)	204	8,968
Regis Corp.* (Diversified Consumer Services)	306	5,707
Remark Holdings, Inc.* (Internet & Direct Marketing Retail)	510	1,020
Renasant Corp. (Banks)	306	10,869
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	306	8,843
Rent-A-Center, Inc.* (Specialty Retail)	357	6,248
Repligen Corp.* (Biotechnology)	255	14,538
Republic First Bancorp, Inc.* (Banks)	459	2,708
Resources Connection, Inc. (Professional Services)	255	4,261
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	663	11,649
Retrophin, Inc.* (Biotechnology)	255	5,498
REV Group, Inc. (Machinery)	255	2,119
Revance Therapeutics, Inc.* (Pharmaceuticals)	255	4,404
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	510	17,136
Rexnord Corp.* (Machinery)	612	16,004
Ribbon Communications, Inc.* (Communications Equipment)	561	3,130
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,428	3,084
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	459	2,699
Rite Aid Corp.* (Food & Staples Retailing)	6,528	5,244
RLI Corp. (Insurance)	255	16,833
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,020	18,921
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	612	1,909
Roku, Inc.* (Household Durables)	255	11,462
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	816	9,947
RPT Realty (Equity Real Estate Investment Trusts)	561	7,343
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	714	3,134
RTW Retailwinds, Inc.* (Specialty Retail)	561	1,739
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	204	4,431
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	204	7,803
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	204	4,712
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	255	20,489
S&T Bancorp, Inc. (Banks)	204	7,838
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,020	20,951
Safe Bulkers, Inc.* (Marine)	765	1,186
Saia, Inc.* (Road & Rail)	153	9,175
SailPoint Technologies Holding, Inc.* (Software)	255	7,280
Sally Beauty Holdings, Inc.* (Specialty Retail)	765	13,173
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	867	227
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	255	2,114
Sandy Spring Bancorp, Inc. (Banks)	204	6,652
Sangamo BioSciences, Inc.* (Biotechnology)	663	7,750
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	408	12,738
Savara, Inc.* (Biotechnology)	306	2,323
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	153	5,861
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	204	4,937
Scholastic Corp. (Media)	204	8,505
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)(a)	204	6,540
Science Applications International Corp. (IT Services)	255	17,121
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	306	7,668
Scorpio Bulkers, Inc. (Marine)	561	2,536
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	204	3,821
Seacoast Banking Corp. of Florida* (Banks)	306	8,421

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	357	$9,300
Select Energy Services, Inc.* (Energy Equipment & Services)	357	3,035
Select Medical Holdings Corp.* (Health Care Providers & Services)	663	10,356
Selective Insurance Group, Inc. (Insurance)	357	21,748
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	510	8,170
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	357	17,336
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	714	1,792
Sensient Technologies Corp. (Chemicals)	255	16,009
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	204	8,203
ServiceSource International, Inc.* (IT Services)	867	1,040
ServisFirst Bancshares, Inc. (Banks)	306	10,328
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	153	7,307
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	306	14,574
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	561	6,822
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	204	9,376
SIGA Technologies, Inc.* (Pharmaceuticals)	561	3,804
Signet Jewelers, Ltd. (Specialty Retail)	357	8,697
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	255	19,508
Simmons First National Corp. - Class A (Banks)	561	13,879
Simply Good Foods Co. (The)* (Food Products)	459	9,084
Simpson Manufacturing Co., Inc. (Building Products)	255	15,652
Sinclair Broadcast Group, Inc. - Class A (Media)	459	14,142
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	255	13,592
SkyWest, Inc. (Airlines)	306	15,591
Sleep Number Corp.* (Specialty Retail)	255	9,180
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	255	3,835
Sorrento Therapeutics, Inc.* (Biotechnology)	765	1,576
Sotheby’s* - Class A (Diversified Consumer Services)	255	10,299
South Jersey Industries, Inc. (Gas Utilities)	510	15,188
South State Corp. (Banks)	204	13,535
Southside Bancshares, Inc. (Banks)	204	6,730
Southwest Gas Corp. (Gas Utilities)	255	19,972
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,468	15,154
Spark Therapeutics, Inc.* (Biotechnology)	204	9,755
Spartan Motors, Inc. (Machinery)	306	2,577
SpartanNash Co. (Food & Staples Retailing)	255	5,291
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	612	6,854
Spire, Inc. (Gas Utilities)	306	24,287
Spirit Airlines, Inc.* (Airlines)	408	23,998
Spirit MTA REIT (Equity Real Estate Investment Trusts)	408	3,191
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	510	2,621
SPX Corp.* (Machinery)	255	7,586
SPX FLOW, Inc.* (Machinery)	255	8,356
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,479	7,277
STAAR Surgical Co.* (Health Care Equipment & Supplies)	255	9,111
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	561	15,467
Steelcase, Inc. - Class A (Commercial Services & Supplies)	561	9,257
Stemline Therapeutics, Inc.* (Biotechnology)	255	2,820
Sterling Construction Co., Inc.* (Construction & Engineering)	255	3,376
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	510	16,652
Stifel Financial Corp. (Capital Markets)	408	19,530
Stoneridge, Inc.* (Auto Components)	204	5,326
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	357	9,114
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	663	7,406
Summit Materials, Inc.* - Class A (Construction Materials)	663	10,117
Sun Hydraulics Corp. (Machinery)	204	7,226
SunCoke Energy, Inc.* (Metals & Mining)	459	5,159
SunPower Corp.* (Semiconductors & Semiconductor Equipment)(a)	561	3,259
Sunrun, Inc.* (Electrical Equipment)	612	8,140
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,326	18,962
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,020	3,988
Superior Industries International, Inc. (Auto Components)	204	1,051
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	306	11,668
Sykes Enterprises, Inc.* (IT Services)	255	7,030
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	204	8,119
Syneos Health, Inc.* (Life Sciences Tools & Services)	357	18,220
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	153	14,804
Syros Pharmaceuticals, Inc.* (Biotechnology)	306	1,833
T2 Biosystems, Inc.* (Biotechnology)	357	1,250
Tahoe Resources, Inc.* (Metals & Mining)	2,040	7,732
Tailored Brands, Inc. (Specialty Retail)	306	3,865
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	306	13,305
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	561	12,763
Taylor Morrison Home Corp.* - Class A (Household Durables)	663	12,531

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Team, Inc.* (Commercial Services & Supplies)	255	$3,657
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	204	19,508
Teekay Corp. (Oil, Gas & Consumable Fuels)(a)	612	2,148
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	2,499	2,499
TEGNA, Inc. (Media)	1,326	15,567
Teladoc, Inc.* (Health Care Technology)	357	22,919
Telaria, Inc.* (Software)	663	2,115
Telenav, Inc.* (Software)	459	2,033
Teligent, Inc.* (Pharmaceuticals)(a)	714	1,214
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)(a)	612	6,120
Tenet Healthcare Corp.* (Health Care Providers & Services)	510	11,215
Tenneco, Inc. (Auto Components)	306	10,612
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	561	6,665
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	357	14,401
Tetra Tech, Inc. (Commercial Services & Supplies)	306	16,888
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,071	2,281
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	714	878
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	408	24,823
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	255	3,320
TG Therapeutics, Inc.* (Biotechnology)	459	1,882
The Andersons, Inc. (Food & Staples Retailing)	204	7,150
The Bancorp, Inc.* (Banks)	459	3,892
The Brink’s Co. (Commercial Services & Supplies)	306	22,659
The Buckle, Inc. (Specialty Retail)(a)	204	3,543
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	255	11,444
The E.W. Scripps Co. - Class A (Media)	357	6,704
The Ensign Group, Inc. (Health Care Providers & Services)	306	13,332
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	714	16,101
The Greenbrier Cos., Inc. (Machinery)	204	8,652
The Hackett Group, Inc. (IT Services)	255	4,587
The KEYW Holding Corp.* (Aerospace & Defense)	459	3,296
The Manitowoc Co., Inc.* (Machinery)	255	3,881
The Medicines Co.* (Pharmaceuticals)	408	9,429
The Meet Group, Inc.* (Interactive Media & Services)	816	4,716
The New York Times Co. - Class A (Media)	765	19,668
The St Joe Co.* (Real Estate Management & Development)	306	4,761
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	1,173	6,158
Theravance Biopharma, Inc.* (Pharmaceuticals)(a)	306	7,971
Thermon Group Holdings, Inc.* (Electrical Equipment)	255	5,880
Third Point Reinsurance, Ltd.* (Insurance)	561	5,896
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	306	7,191
Tile Shop Holdings, Inc. (Specialty Retail)	459	3,484
TimkenSteel Corp.* (Metals & Mining)	306	3,895
Tiptree Financial, Inc. - Class A (Insurance)	408	2,428
Titan International, Inc. (Machinery)	408	2,293
Tivity Health, Inc.* (Health Care Providers & Services)	255	5,676
TiVo Corp. (Software)	765	8,514
TopBuild Corp.* (Household Durables)	204	10,773
TowneBank (Banks)	408	10,592
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	255	5,057
Trade Desk, Inc. (The)* (Software)	204	29,108
TransEnterix, Inc.* (Health Care Equipment & Supplies)(a)	1,275	3,468
Travelport Worldwide, Ltd. (IT Services)	765	11,980
Tredegar Corp. (Chemicals)	204	3,327
Trex Co., Inc.* (Building Products)	357	24,903
TRI Pointe Group, Inc.* (Household Durables)	918	12,347
TriMas Corp.* (Machinery)	306	8,871
TriNet Group, Inc.* (Professional Services)	255	11,643
Trinseo SA (Chemicals)	255	12,508
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	357	12,834
Triumph Group, Inc. (Aerospace & Defense)	357	6,372
Tronox, Ltd. - Class A (Chemicals)	612	5,361
TrueBlue, Inc.* (Professional Services)	306	7,463
TrueCar, Inc.* (Interactive Media & Services)	663	6,219
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	714	5,541
Trustmark Corp. (Banks)	408	12,864
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	612	7,026
Tupperware Brands Corp. (Household Durables)	306	8,345
Tutor Perini Corp.* (Construction & Engineering)	306	5,266
Tyme Technologies, Inc.* (Biotechnology)(a)	714	1,921
U.S. Silica Holdings, Inc. (Energy Equipment & Services)(a)	459	6,187
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	306	3,629
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,683	1,212
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	255	12,577
UMB Financial Corp. (Banks)	255	16,412
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	306	4,293
Union Bankshares Corp. (Banks)	408	12,876
Unisys Corp.* (IT Services)	408	5,337
Unit Corp.* (Energy Equipment & Services)	357	5,698

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
United Bankshares, Inc. (Banks)	561	$19,842
United Community Banks, Inc. (Banks)	459	11,805
United Community Financial Corp. (Thrifts & Mortgage Finance)	408	3,868
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	357	5,287
United Natural Foods, Inc.* (Food & Staples Retailing)	306	4,009
Universal Corp. (Tobacco)	153	8,828
Universal Forest Products, Inc. (Building Products)	357	11,003
Universal Insurance Holdings, Inc. (Insurance)	204	7,695
Univest Corp. of Pennsylvania (Banks)	204	4,792
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,938	2,519
Urban Edge Properties (Equity Real Estate Investment Trusts)	663	13,538
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	255	5,462
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	408	2,411
Valhi, Inc. (Chemicals)	459	1,528
Valley National Bancorp (Banks)	1,836	18,562
Vanda Pharmaceuticals, Inc.* (Biotechnology)	357	9,685
Varex Imaging Corp.* (Health Care Equipment & Supplies)	255	7,265
Varonis Systems, Inc.* (Software)	153	9,039
Vector Group, Ltd. (Tobacco)	612	6,732
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	357	3,502
Veracyte, Inc.* (Biotechnology)	306	5,566
Verastem, Inc.* (Biotechnology)	510	1,673
Vericel Corp.* (Biotechnology)	357	6,140
Verint Systems, Inc.* (Software)	357	17,268
Verso Corp.* - Class A (Paper & Forest Products)	255	6,291
ViaSat, Inc.* (Communications Equipment)	306	19,183
Viavi Solutions, Inc.* (Communications Equipment)	1,377	15,312
ViewRay, Inc.* (Health Care Equipment & Supplies)(a)	510	3,667
Viking Therapeutics, Inc.* (Biotechnology)	408	3,329
VirnetX Holding Corp.* (Software)(a)	816	4,162
Virtusa Corp.* (IT Services)	204	9,898
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	765	14,917
Vista Outdoor, Inc.* (Leisure Products)	408	4,072
Vital Therapies, Inc.* (Biotechnology)	459	101
Vivint Solar, Inc.* (Electrical Equipment)	510	2,239
Vocera Communications, Inc.* (Health Care Technology)	204	8,327
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,326	12,080
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	765	3,856
Wabash National Corp. (Machinery)	408	5,688
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	510	8,731
WageWorks, Inc.* (Professional Services)	255	8,045
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	153	7,355
Warrior Met Coal, Inc. (Metals & Mining)	255	7,326
Washington Federal, Inc. (Thrifts & Mortgage Finance)	510	14,835
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,224	6,952
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	459	11,636
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	255	4,004
Watts Water Technologies, Inc. - Class A (Machinery)	153	11,455
Weight Watchers International, Inc.* (Diversified Consumer Services)	204	6,528
Werner Enterprises, Inc. (Road & Rail)	306	10,074
WesBanco, Inc. (Banks)	255	10,356
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	459	4,012
Westamerica Bancorp (Banks)	153	9,587
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	357	3,413
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	306	2,831
Whitestone REIT (Equity Real Estate Investment Trusts)	357	5,062
WideOpenWest, Inc.* (Media)	357	2,699
William Lyon Homes* - Class A (Household Durables)	255	3,381
Willscot Corp.* (Construction & Engineering)	306	3,137
Windstream Holdings, Inc.* (Diversified Telecommunication Services)(a)	510	1,535
Wingstop, Inc. (Hotels, Restaurants & Leisure)	204	13,393
Winnebago Industries, Inc. (Automobiles)	204	5,834
WisdomTree Investments, Inc. (Capital Markets)	816	5,467
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	561	19,248
Woodward, Inc. (Machinery)	306	27,799
Workiva, Inc.* (Software)	204	8,548
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	459	11,425
World Wrestling Entertainment, Inc. - Class A (Entertainment)	255	20,996
Worthington Industries, Inc. (Metals & Mining)	255	9,621
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	612	18,262
WSFS Financial Corp. (Thrifts & Mortgage Finance)	204	8,603
Xencor, Inc.* (Biotechnology)	306	11,047
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	663	12,445

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Xperi Corp. (Semiconductors & Semiconductor Equipment)	357	$7,651
Yelp, Inc.* (Interactive Media & Services)	459	16,717
Yext, Inc.* (Software)	510	7,951
YRC Worldwide, Inc.* (Road & Rail)	357	2,228
ZAGG, Inc.* (Household Durables)	255	2,861
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	816	397
ZIOPHARM Oncology, Inc.* (Biotechnology)(a)	1,275	2,856
ZixCorp.* (Software)	612	4,357
Zogenix, Inc.* (Pharmaceuticals)	204	8,925
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	1,122	897
TOTAL COMMON STOCKS (Cost $9,692,599)		10,274,051

Contingent Right (NM)

A. Schulman, Inc.*^+(b) (Chemicals)	204	408
TOTAL CONTINGENT RIGHT (Cost $408)		408

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (47.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%-2.46%, dated 1/31/19, due 2/1/19, total to be received $9,352,627	$9,352,000	$9,352,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,352,000)		9,352,000

Collateral for Securities Loaned (1.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.37%(e)	196,991	$196,991
Invesco Government & Agency Portfolio - Institutional Shares, 2.41%(e)	14,903	14,903
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $211,894)		$211,894
TOTAL INVESTMENT SECURITIES (Cost $19,256,901) - 100.2%		19,838,353
Net other assets (liabilities) - (0.2)%		(30,948)
NET ASSETS - 100.0%		$19,807,405

*                      Non-income producing security.

+                      These securities were fair valued based on procedures approved by the Board of Trustees.  As of January 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.

^                       The Advisor has deemed these securities to be illiquid.  As of January 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.

(a)              All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $200,809.

(b)              No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.

(c)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $1,431,000.

(d)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)               Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	10	3/18/19	$749,600	$28,967

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/19	2.66%	$1,055,750	$18,122
Russell 2000 Index	UBS AG	2/27/19	2.41%	7,741,638	133,923
				$8,797,388	$152,045

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$129,212	0.7%
Air Freight & Logistics	38,832	0.2%
Airlines	49,387	0.2%
Auto Components	112,354	0.6%
Automobiles	5,834	NM
Banks	843,702	4.4%
Beverages	5,004	NM
Biotechnology	696,250	3.5%
Building Products	133,384	0.7%
Capital Markets	117,542	0.6%
Chemicals	197,119	1.0%
Commercial Services & Supplies	265,571	1.3%
Communications Equipment	196,701	1.0%
Construction & Engineering	116,431	0.6%
Construction Materials	10,117	0.1%
Consumer Finance	70,289	0.4%
Containers & Packaging	10,113	0.1%
Distributors	8,531	NM
Diversified Consumer Services	90,836	0.5%
Diversified Financial Services	25,166	0.1%
Diversified Telecommunication Services	59,694	0.3%
Electric Utilities	136,437	0.7%
Electrical Equipment	80,650	0.4%
Electronic Equipment, Instruments & Components	261,260	1.3%
Energy Equipment & Services	148,062	0.7%
Entertainment	54,051	0.3%
Equity Real Estate Investment Trusts	757,622	3.8%
Food & Staples Retailing	42,600	0.2%
Food Products	76,657	0.4%
Gas Utilities	122,090	0.6%
Health Care Equipment & Supplies	372,671	1.9%
Health Care Providers & Services	203,592	1.0%
Health Care Technology	127,642	0.6%
Hotels, Restaurants & Leisure	255,968	1.3%
Household Durables	160,658	0.8%
Household Products	9,083	NM
Independent Power and Renewable Electricity Producers	45,615	0.2%
Industrial Conglomerates	9,432	NM
Insurance	236,038	1.2%
Interactive Media & Services	68,569	0.3%
Internet & Direct Marketing Retail	92,316	0.5%
IT Services	240,642	1.2%
Leisure Products	26,743	0.1%
Life Sciences Tools & Services	70,999	0.4%
Machinery	351,127	1.8%
Marine	17,163	0.1%
Media	181,460	0.9%
Metals & Mining	137,661	0.7%
Mortgage Real Estate Investment Trusts	150,021	0.8%
Multiline Retail	35,059	0.2%
Multi-Utilities	55,271	0.3%
Oil, Gas & Consumable Fuels	271,225	1.4%
Paper & Forest Products	44,884	0.2%
Personal Products	12,072	0.1%
Pharmaceuticals	212,273	1.1%
Professional Services	140,547	0.7%
Real Estate Management & Development	38,827	0.2%
Road & Rail	59,636	0.3%
Semiconductors & Semiconductor Equipment	325,756	1.6%
Software	591,444	3.0%
Specialty Retail	280,473	1.4%
Technology Hardware, Storage & Peripherals	42,420	0.2%
Textiles, Apparel & Luxury Goods	89,367	0.5%
Thrifts & Mortgage Finance	243,593	1.2%
Tobacco	18,873	0.1%
Trading Companies & Distributors	135,480	0.7%
Water Utilities	28,968	0.1%
Wireless Telecommunication Services	29,393	0.1%
Other **	9,532,946	48.1%
Total	$19,807,405	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (51.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,536	$307,660
A.O. Smith Corp. (Building Products)	386	18,474
Abbott Laboratories (Health Care Equipment & Supplies)	4,640	338,628
AbbVie, Inc. (Biotechnology)	3,968	318,590
ABIOMED, Inc.* (Health Care Equipment & Supplies)	128	44,937
Accenture PLC - Class A (IT Services)	1,696	260,421
Activision Blizzard, Inc. (Entertainment)	2,016	95,236
Adobe Systems, Inc.* (Software)	1,280	317,210
Advance Auto Parts, Inc. (Specialty Retail)	192	30,566
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,336	57,022
Affiliated Managers Group, Inc. (Capital Markets)	128	13,434
Aflac, Inc. (Insurance)	2,016	96,163
Agilent Technologies, Inc. (Life Sciences Tools & Services)	832	63,274
Air Products & Chemicals, Inc. (Chemicals)	576	94,689
Akamai Technologies, Inc.* (IT Services)	416	27,082
Alaska Air Group, Inc. (Airlines)	320	20,464
Albemarle Corp. (Chemicals)	288	23,250
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	288	37,932
Alexion Pharmaceuticals, Inc.* (Biotechnology)	576	70,825
Align Technology, Inc.* (Health Care Equipment & Supplies)	192	47,798
Allegion PLC (Building Products)	256	21,980
Allergan PLC (Pharmaceuticals)	832	119,791
Alliance Data Systems Corp. (IT Services)	128	22,732
Alliant Energy Corp. (Electric Utilities)	608	27,038
Alphabet, Inc.* - Class A (Interactive Media & Services)	800	900,712
Alphabet, Inc.* - Class C (Interactive Media & Services)	800	893,096
Altria Group, Inc. (Tobacco)	4,960	244,776
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,088	1,869,978
Ameren Corp. (Multi-Utilities)	640	44,378
American Airlines Group, Inc. (Airlines)	1,088	38,918
American Electric Power Co., Inc. (Electric Utilities)	1,312	103,805
American Express Co. (Consumer Finance)	1,856	190,612
American International Group, Inc. (Insurance)	2,336	100,985
American Tower Corp. (Equity Real Estate Investment Trusts)	1,152	199,112
American Water Works Co., Inc. (Water Utilities)	480	45,922
Ameriprise Financial, Inc. (Capital Markets)	352	44,563
AmerisourceBergen Corp. (Health Care Providers & Services)	416	34,682
AMETEK, Inc. (Electrical Equipment)	608	44,323
Amgen, Inc. (Biotechnology)	1,696	317,339
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	800	70,336
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,344	63,612
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	992	98,069
ANSYS, Inc.* (Software)	224	36,814
Anthem, Inc. (Health Care Providers & Services)	672	203,616
Aon PLC (Insurance)	640	99,987
Apache Corp. (Oil, Gas & Consumable Fuels)	992	32,557
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	416	20,600
Apple, Inc. (Technology Hardware, Storage & Peripherals)	11,904	1,981,303
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,592	101,295
Aptiv PLC (Auto Components)	704	55,707
Archer-Daniels-Midland Co. (Food Products)	1,472	66,093
Arconic, Inc. (Aerospace & Defense)	1,120	21,078
Arista Networks, Inc.* (Communications Equipment)	128	27,492
Arthur J. Gallagher & Co. (Insurance)	480	35,861
Assurant, Inc. (Insurance)	128	12,338
AT&T, Inc. (Diversified Telecommunication Services)	19,200	577,152
Autodesk, Inc.* (Software)	576	84,787
Automatic Data Processing, Inc. (IT Services)	1,152	161,096
AutoZone, Inc.* (Specialty Retail)	64	54,230
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	352	67,908
Avery Dennison Corp. (Containers & Packaging)	224	23,397
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	1,344	31,678
Ball Corp. (Containers & Packaging)	896	46,843
Bank of America Corp. (Banks)	24,064	685,102
Baxter International, Inc. (Health Care Equipment & Supplies)	1,312	95,107
BB&T Corp. (Banks)	2,048	99,942
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	704	175,620
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	5,120	1,052,365
Best Buy Co., Inc. (Specialty Retail)	608	36,018
Biogen, Inc.* (Biotechnology)	544	181,576
BlackRock, Inc. - Class A (Capital Markets)	320	132,826
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	128	234,600
BorgWarner, Inc. (Auto Components)	544	22,250
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	416	54,858
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,648	139,171
Brighthouse Financial, Inc.* (Insurance)	320	11,949
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,320	213,278

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,088	$291,856
Broadridge Financial Solutions, Inc. (IT Services)	320	32,266
Brown-Forman Corp. - Class B (Beverages)	448	21,168
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	352	30,543
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,152	28,742
Cadence Design Systems, Inc.* (Software)	736	35,350
Campbell Soup Co. (Food Products)	512	18,140
Capital One Financial Corp. (Consumer Finance)	1,248	100,576
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	384	16,312
Cardinal Health, Inc. (Health Care Providers & Services)	800	39,976
CarMax, Inc.* (Specialty Retail)	448	26,333
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,056	60,804
Caterpillar, Inc. (Machinery)	1,568	208,795
CBOE Holdings, Inc. (Capital Markets)	288	26,862
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	832	38,064
CBS Corp. - Class B (Media)	896	44,316
Celanese Corp. (Chemicals)	352	33,708
Celgene Corp.* (Biotechnology)	1,856	164,182
Centene Corp.* (Health Care Providers & Services)	544	71,030
CenterPoint Energy, Inc. (Multi-Utilities)	1,312	40,567
CenturyLink, Inc. (Diversified Telecommunication Services)	2,496	38,239
Cerner Corp.* (Health Care Technology)	864	47,442
CF Industries Holdings, Inc. (Chemicals)	608	26,539
Charter Communications, Inc.* - Class A (Media)	480	158,904
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,056	579,671
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	64	33,895
Chubb, Ltd. (Insurance)	1,216	161,790
Church & Dwight Co., Inc. (Household Products)	640	41,350
Cigna Corp. (Health Care Providers & Services)	992	198,212
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	256	19,287
Cincinnati Financial Corp. (Insurance)	384	31,150
Cintas Corp. (Commercial Services & Supplies)	224	42,002
Cisco Systems, Inc. (Communications Equipment)	11,872	561,427
Citigroup, Inc. (Banks)	6,432	414,607
Citizens Financial Group, Inc. (Banks)	1,248	42,332
Citrix Systems, Inc. (Software)	352	36,094
CME Group, Inc. (Capital Markets)	928	169,156
CMS Energy Corp. (Multi-Utilities)	736	38,375
Cognizant Technology Solutions Corp. (IT Services)	1,536	107,028
Colgate-Palmolive Co. (Household Products)	2,304	149,023
Comcast Corp. - Class A (Media)	11,968	437,670
Comerica, Inc. (Banks)	416	32,756
ConAgra Foods, Inc. (Food Products)	1,280	27,699
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	544	65,193
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,040	205,779
Consolidated Edison, Inc. (Multi-Utilities)	832	64,605
Constellation Brands, Inc. - Class A (Beverages)	448	77,800
Copart, Inc.* (Commercial Services & Supplies)	544	27,543
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,112	70,245
Costco Wholesale Corp. (Food & Staples Retailing)	1,152	247,254
Coty, Inc. (Personal Products)	1,184	9,188
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,088	127,361
CSX Corp. (Road & Rail)	2,112	138,758
Cummins, Inc. (Machinery)	384	56,490
CVS Health Corp. (Health Care Providers & Services)	3,424	224,443
D.R. Horton, Inc. (Household Durables)	896	34,451
Danaher Corp. (Health Care Equipment & Supplies)	1,632	181,021
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	320	33,578
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	320	17,962
Deere & Co. (Machinery)	864	141,696
Delta Air Lines, Inc. (Airlines)	1,632	80,670
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	576	24,163
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,248	33,259
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	416	42,898
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	544	58,937
Discover Financial Services (Consumer Finance)	896	60,471
Discovery Communications, Inc.* - Class A (Media)	416	11,806
Discovery Communications, Inc.* - Class C (Media)	960	25,584
Dish Network Corp.* - Class A (Media)	608	18,647
Dollar General Corp. (Multiline Retail)	704	81,263
Dollar Tree, Inc.* (Multiline Retail)	640	61,971
Dominion Resources, Inc. (Multi-Utilities)	1,984	139,356
Dover Corp. (Machinery)	384	33,727
DowDuPont, Inc. (Chemicals)	6,048	325,442
DTE Energy Co. (Multi-Utilities)	480	56,520
Duke Energy Corp. (Electric Utilities)	1,888	165,729
Duke Realty Corp. (Equity Real Estate Investment Trusts)	960	28,070
DXC Technology Co. (IT Services)	736	47,192

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares		Value
E*TRADE Financial Corp. (Capital Markets)	672		$31,356
Eastman Chemical Co. (Chemicals)	384		30,958
Eaton Corp. PLC (Electrical Equipment)	1,152		87,840
eBay, Inc.* (Internet & Direct Marketing Retail)	2,400		80,760
Ecolab, Inc. (Chemicals)	672		106,290
Edison International (Electric Utilities)	864		49,222
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	544		92,708
Electronic Arts, Inc.* (Entertainment)	800		73,792
Eli Lilly & Co. (Pharmaceuticals)	2,496		299,171
Emerson Electric Co. (Electrical Equipment)	1,664		108,943
Entergy Corp. (Electric Utilities)	480		42,811
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,536		152,372
Equifax, Inc. (Professional Services)	320		34,246
Equinix, Inc. (Equity Real Estate Investment Trusts)	224		88,256
Equity Residential (Equity Real Estate Investment Trusts)	960		69,658
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	160		43,392
Everest Re Group, Ltd. (Insurance)	96		21,029
Evergy, Inc. (Electric Utilities)	704		40,353
Eversource Energy (Electric Utilities)	832		57,749
Exelon Corp. (Electric Utilities)	2,560		122,266
Expedia, Inc. (Internet & Direct Marketing Retail)	320		38,160
Expeditors International of Washington, Inc. (Air Freight & Logistics)	448		31,046
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	320		31,555
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	11,168		818,392
F5 Networks, Inc.* (Communications Equipment)	160		25,752
Facebook, Inc.* - Class A (Interactive Media & Services)	6,336		1,056,148
Fastenal Co. (Trading Companies & Distributors)	768		46,433
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	192		25,453
FedEx Corp. (Air Freight & Logistics)	640		113,645
Fidelity National Information Services, Inc. (IT Services)	864		90,314
Fifth Third Bancorp (Banks)	1,728		46,345
First Horizon National Corp. (Banks)	—	†	4
First Republic Bank (Banks)	416		40,198
FirstEnergy Corp. (Electric Utilities)	1,280		50,176
Fiserv, Inc.* (IT Services)	1,056		87,574
FleetCor Technologies, Inc.* (IT Services)	224		45,205
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	352		17,206
Flowserve Corp. (Machinery)	352		15,502
Fluor Corp. (Construction & Engineering)	384		14,043
FMC Corp. (Chemicals)	352		28,090
Foot Locker, Inc. (Specialty Retail)	288		16,096
Ford Motor Co. (Automobiles)	10,304		90,675
Fortinet, Inc.* (Software)	384		29,403
Fortive Corp. (Machinery)	768		57,592
Fortune Brands Home & Security, Inc. (Building Products)	384		17,395
Franklin Resources, Inc. (Capital Markets)	800		23,688
Freeport-McMoRan, Inc. (Metals & Mining)	3,808		44,325
Garmin, Ltd. (Household Durables)	320		22,138
Gartner, Inc.* (IT Services)	224		30,439
General Dynamics Corp. (Aerospace & Defense)	736		125,981
General Electric Co. (Industrial Conglomerates)	22,944		233,111
General Mills, Inc. (Food Products)	1,568		69,682
General Motors Co. (Automobiles)	3,456		134,853
Genuine Parts Co. (Distributors)	384		38,331
Gilead Sciences, Inc. (Biotechnology)	3,424		239,714
Global Payments, Inc. (IT Services)	416		46,708
H & R Block, Inc. (Diversified Consumer Services)	544		12,833
Halliburton Co. (Energy Equipment & Services)	2,304		72,253
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	960		14,390
Harley-Davidson, Inc. (Automobiles)	416		15,334
Harris Corp. (Aerospace & Defense)	320		49,018
Hartford Financial Services Group, Inc. (Insurance)	960		45,043
Hasbro, Inc. (Leisure Products)	320		28,979
HCA Holdings, Inc. (Health Care Providers & Services)	704		98,159
HCP, Inc. (Equity Real Estate Investment Trusts)	1,248		39,362
Helmerich & Payne, Inc. (Energy Equipment & Services)	288		16,125
Henry Schein, Inc.* (Health Care Providers & Services)	416		32,323
Hess Corp. (Oil, Gas & Consumable Fuels)	672		36,288
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,744		58,369
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	768		57,201
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	416		23,437
Hologic, Inc.* (Health Care Equipment & Supplies)	704		31,258
Honeywell International, Inc. (Industrial Conglomerates)	1,952		280,366
Hormel Foods Corp. (Food Products)	704		29,793
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,952		35,253
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,160		91,645
Humana, Inc. (Health Care Providers & Services)	352		108,764
Huntington Bancshares, Inc. (Banks)	2,816		37,284
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	128		26,426

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	224	$47,663
IHS Markit, Ltd.* (Professional Services)	960	49,843
Illinois Tool Works, Inc. (Machinery)	800	109,848
Illumina, Inc.* (Life Sciences Tools & Services)	384	107,439
Incyte Corp.* (Biotechnology)	480	38,683
Ingersoll-Rand PLC (Machinery)	640	64,026
Intel Corp. (Semiconductors & Semiconductor Equipment)	12,032	566,948
Intercontinental Exchange, Inc. (Capital Markets)	1,504	115,447
International Business Machines Corp. (IT Services)	2,400	322,608
International Flavors & Fragrances, Inc. (Chemicals)	256	36,296
International Paper Co. (Containers & Packaging)	1,056	50,086
Intuit, Inc. (Software)	672	145,031
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	288	150,808
Invesco, Ltd. (Capital Markets)	1,088	19,823
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	96	12,768
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	416	53,668
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	768	28,570
J.B. Hunt Transport Services, Inc. (Road & Rail)	224	23,977
Jack Henry & Associates, Inc. (IT Services)	192	25,642
Jacobs Engineering Group, Inc. (Construction & Engineering)	320	20,735
Jefferies Financial Group, Inc. (Diversified Financial Services)	736	15,316
Johnson & Johnson (Pharmaceuticals)	7,072	941,142
Johnson Controls International PLC (Building Products)	2,432	82,129
JPMorgan Chase & Co. (Banks)	8,768	907,488
Juniper Networks, Inc. (Communications Equipment)	896	23,242
Kansas City Southern Industries, Inc. (Road & Rail)	256	27,072
Kellogg Co. (Food Products)	672	39,655
KeyCorp (Banks)	2,720	44,798
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	480	35,530
Kimberly-Clark Corp. (Household Products)	928	103,361
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,120	19,051
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,992	90,355
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	416	44,333
Kohl’s Corp. (Multiline Retail)	448	30,773
L Brands, Inc. (Specialty Retail)	608	16,927
L3 Technologies, Inc. (Aerospace & Defense)	192	37,801
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	256	35,674
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	416	70,545
Lamb Weston Holding, Inc. (Food Products)	384	27,763
Leggett & Platt, Inc. (Household Durables)	352	14,418
Lennar Corp. - Class A (Household Durables)	768	36,419
Lincoln National Corp. (Insurance)	576	33,690
Linde PLC (Chemicals)	1,440	234,734
LKQ Corp.* (Distributors)	832	21,815
Lockheed Martin Corp. (Aerospace & Defense)	640	185,402
Loews Corp. (Insurance)	736	35,254
Lowe’s Cos., Inc. (Specialty Retail)	2,112	203,090
LyondellBasell Industries N.V. - Class A (Chemicals)	832	72,359
M&T Bank Corp. (Banks)	384	63,183
Macy’s, Inc. (Multiline Retail)	800	21,040
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,208	34,864
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,824	120,858
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	737	84,352
Marsh & McLennan Cos., Inc. (Insurance)	1,344	118,527
Martin Marietta Materials, Inc. (Construction Materials)	160	28,269
Masco Corp. (Building Products)	800	25,928
MasterCard, Inc. - Class A (IT Services)	2,400	506,712
Mattel, Inc.* (Leisure Products)	896	10,609
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	736	39,943
McCormick & Co., Inc. (Food Products)	320	39,565
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,048	366,142
McKesson Corp. (Health Care Providers & Services)	512	65,664
Medtronic PLC (Health Care Equipment & Supplies)	3,552	313,962
Merck & Co., Inc. (Pharmaceuticals)	6,848	509,697
MetLife, Inc. (Insurance)	2,592	118,377
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	64	40,842
MGM Resorts International (Hotels, Restaurants & Leisure)	1,312	38,625
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	608	48,865
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,944	112,520
Microsoft Corp. (Software)	20,384	2,128,700
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	288	29,169
Mohawk Industries, Inc.* (Household Durables)	160	20,606
Molson Coors Brewing Co. - Class B (Beverages)	480	31,973

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Mondelez International, Inc. - Class A (Food Products)	3,840	$177,639
Monster Beverage Corp.* (Beverages)	1,056	60,445
Moody’s Corp. (Capital Markets)(a)	448	71,012
Morgan Stanley (Capital Markets)	3,456	146,189
Motorola Solutions, Inc. (Communications Equipment)	416	48,635
MSCI, Inc. - Class A (Capital Markets)	224	38,140
Mylan N.V.* (Pharmaceuticals)	1,376	41,211
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,024	30,188
Nektar Therapeutics* (Pharmaceuticals)	448	18,968
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	672	42,853
Netflix, Inc.* (Entertainment)	1,152	391,104
Newell Rubbermaid, Inc. (Household Durables)	1,120	23,755
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	544	9,944
Newmont Mining Corp. (Metals & Mining)	1,408	48,027
News Corp. - Class A (Media)	1,024	13,138
News Corp. - Class B (Media)	320	4,138
NextEra Energy, Inc. (Electric Utilities)	1,248	223,366
Nielsen Holdings PLC (Professional Services)	928	23,831
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,360	275,118
NiSource, Inc. (Multi-Utilities)	960	26,189
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,280	28,595
Nordstrom, Inc. (Multiline Retail)	288	13,366
Norfolk Southern Corp. (Road & Rail)	704	118,089
Northern Trust Corp. (Capital Markets)	576	50,953
Northrop Grumman Corp. (Aerospace & Defense)	448	123,446
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	576	29,624
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	768	31,419
Nucor Corp. (Metals & Mining)	832	50,952
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,600	230,000
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,984	132,492
Omnicom Group, Inc. (Media)	576	44,859
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,088	69,860
Oracle Corp. (Software)	7,104	356,834
O’Reilly Automotive, Inc.* (Specialty Retail)	224	77,204
PACCAR, Inc. (Machinery)	928	60,803
Packaging Corp. of America (Containers & Packaging)	256	24,146
Parker-Hannifin Corp. (Machinery)	352	58,013
Paychex, Inc. (IT Services)	832	58,906
PayPal Holdings, Inc.* (IT Services)	3,104	275,511
Pentair PLC (Machinery)	416	17,135
People’s United Financial, Inc. (Banks)	992	16,249
PepsiCo, Inc. (Beverages)	3,712	418,231
PerkinElmer, Inc. (Life Sciences Tools & Services)	288	26,064
Perrigo Co. PLC (Pharmaceuticals)	320	14,864
Pfizer, Inc. (Pharmaceuticals)	15,264	647,957
Philip Morris International, Inc. (Tobacco)	4,096	314,245
Phillips 66 (Oil, Gas & Consumable Fuels)	1,120	106,859
Pinnacle West Capital Corp. (Electric Utilities)	288	25,379
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	448	63,759
PNC Financial Services Group, Inc. (Banks)	1,216	149,167
PPG Industries, Inc. (Chemicals)	640	67,482
PPL Corp. (Electric Utilities)	1,888	59,132
Principal Financial Group, Inc. (Insurance)	704	35,249
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,664	115,082
Prudential Financial, Inc. (Insurance)	1,088	100,248
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,344	73,315
Public Storage (Equity Real Estate Investment Trusts)	384	81,608
PulteGroup, Inc. (Household Durables)	672	18,688
PVH Corp. (Textiles, Apparel & Luxury Goods)	192	20,949
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	320	20,915
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,200	158,464
Quanta Services, Inc. (Construction & Engineering)	384	13,571
Quest Diagnostics, Inc. (Health Care Providers & Services)	352	30,747
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	128	14,866
Raymond James Financial, Inc. (Capital Markets)	352	28,336
Raytheon Co. (Aerospace & Defense)	736	121,263
Realty Income Corp. (Equity Real Estate Investment Trusts)	768	52,754
Red Hat, Inc.* (Software)	480	85,363
Regency Centers Corp. (Equity Real Estate Investment Trusts)	448	29,120
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	192	82,420
Regions Financial Corp. (Banks)	2,720	41,262
Republic Services, Inc. - Class A (Commercial Services & Supplies)	576	44,185
ResMed, Inc. (Health Care Equipment & Supplies)	384	36,545
Robert Half International, Inc. (Professional Services)	320	20,618
Rockwell Automation, Inc. (Electrical Equipment)	320	54,246
Rollins, Inc. (Commercial Services & Supplies)	384	14,300
Roper Technologies, Inc. (Industrial Conglomerates)	288	81,579
Ross Stores, Inc. (Specialty Retail)	992	91,383
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	448	53,782

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
S&P Global, Inc. (Capital Markets)	672	$128,789
Salesforce.com, Inc.* (Software)	2,016	306,372
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	288	52,569
Schlumberger, Ltd. (Energy Equipment & Services)	3,648	161,278
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	672	29,756
Sealed Air Corp. (Containers & Packaging)	416	16,432
Sempra Energy (Multi-Utilities)	736	86,097
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	832	151,524
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	480	35,059
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	224	20,704
Snap-on, Inc. (Machinery)	160	26,558
Southwest Airlines Co. (Airlines)	1,344	76,285
Stanley Black & Decker, Inc. (Machinery)	384	48,553
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,264	222,409
State Street Corp. (Capital Markets)	992	70,333
Stryker Corp. (Health Care Equipment & Supplies)	832	147,738
SunTrust Banks, Inc. (Banks)	1,184	70,353
SVB Financial Group* (Banks)	128	29,873
Symantec Corp. (Software)	1,696	35,650
Synchrony Financial (Consumer Finance)	1,760	52,870
Synopsys, Inc.* (Software)	384	35,846
Sysco Corp. (Food & Staples Retailing)	1,248	79,685
T. Rowe Price Group, Inc. (Capital Markets)	640	59,814
Take-Two Interactive Software, Inc.* (Entertainment)	288	30,398
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	768	29,729
Target Corp. (Multiline Retail)	1,376	100,448
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	896	72,531
TechnipFMC PLC (Energy Equipment & Services)	1,120	25,715
Teleflex, Inc. (Health Care Equipment & Supplies)	128	35,008
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,528	254,519
Textron, Inc. (Aerospace & Defense)	640	34,067
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,760	28,846
The Allstate Corp. (Insurance)	896	78,732
The Bank of New York Mellon Corp. (Capital Markets)	2,400	125,568
The Boeing Co. (Aerospace & Defense)	1,408	542,954
The Charles Schwab Corp. (Capital Markets)	3,168	148,167
The Clorox Co. (Household Products)	352	52,230
The Coca-Cola Co. (Beverages)	10,112	486,690
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	128	35,681
The Estee Lauder Cos., Inc. - Class A (Personal Products)	576	78,578
The Gap, Inc. (Specialty Retail)	576	14,653
The Goldman Sachs Group, Inc. (Capital Markets)	928	183,753
The Goodyear Tire & Rubber Co. (Auto Components)	608	12,884
The Hershey Co. (Food Products)	384	40,742
The Home Depot, Inc. (Specialty Retail)	2,976	546,186
The Interpublic Group of Cos., Inc. (Media)	1,024	23,296
The JM Smucker Co. - Class A (Food Products)	288	30,205
The Kraft Heinz Co. (Food Products)	1,632	78,434
The Kroger Co. (Food & Staples Retailing)	2,112	59,833
The Macerich Co. (Equity Real Estate Investment Trusts)	288	13,294
The Mosaic Co. (Chemicals)	928	29,956
The Nasdaq OMX Group, Inc. (Capital Markets)	288	25,356
The Procter & Gamble Co. (Household Products)	6,560	632,843
The Progressive Corp. (Insurance)	1,536	103,357
The Sherwin-Williams Co. (Chemicals)	224	94,420
The Southern Co. (Electric Utilities)	2,720	132,192
The TJX Cos., Inc. (Specialty Retail)	3,264	162,319
The Travelers Cos., Inc. (Insurance)	704	88,380
The Walt Disney Co. (Entertainment)	3,936	438,943
The Western Union Co. (IT Services)	1,184	21,608
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,200	86,176
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,056	259,428
Tiffany & Co. (Specialty Retail)	288	25,554
Torchmark Corp. (Insurance)	256	21,443
Total System Services, Inc. (IT Services)	448	40,145
Tractor Supply Co. (Specialty Retail)	320	27,328
TransDigm Group, Inc.* (Aerospace & Defense)	128	50,048
TripAdvisor, Inc.* (Interactive Media & Services)	256	14,689
Twenty-First Century Fox, Inc. - Class A (Entertainment)	2,784	137,279
Twenty-First Century Fox, Inc. - Class B (Entertainment)	1,280	62,797
Twitter, Inc.* (Interactive Media & Services)	1,920	64,435
Tyson Foods, Inc. - Class A (Food Products)	768	47,555
U.S. Bancorp (Banks)	4,000	204,640
UDR, Inc. (Equity Real Estate Investment Trusts)	736	32,200
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	160	46,707
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	480	9,955
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	512	9,697
Union Pacific Corp. (Road & Rail)	1,952	310,505

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
United Continental Holdings, Inc.* (Airlines)	608	$53,060
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,824	192,250
United Rentals, Inc.* (Trading Companies & Distributors)	224	28,058
United Technologies Corp. (Aerospace & Defense)	2,144	253,142
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,528	683,065
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	224	29,687
Unum Group (Insurance)	576	20,022
V.F. Corp. (Textiles, Apparel & Luxury Goods)	864	72,723
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,120	98,358
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	256	33,800
Ventas, Inc. (Equity Real Estate Investment Trusts)	928	59,847
VeriSign, Inc.* (IT Services)	288	48,750
Verisk Analytics, Inc.* - Class A (Professional Services)	448	52,600
Verizon Communications, Inc. (Diversified Telecommunication Services)	10,912	600,814
Vertex Pharmaceuticals, Inc.* (Biotechnology)	672	128,292
Viacom, Inc. - Class B (Entertainment)	928	27,302
Visa, Inc. - Class A (IT Services)	4,640	626,446
Vornado Realty Trust (Equity Real Estate Investment Trusts)	448	31,320
Vulcan Materials Co. (Construction Materials)	352	35,781
W.W. Grainger, Inc. (Trading Companies & Distributors)	128	37,810
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,112	152,613
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,744	358,787
Waste Management, Inc. (Commercial Services & Supplies)	1,024	97,966
Waters Corp.* (Life Sciences Tools & Services)	192	44,394
WEC Energy Group, Inc. (Multi-Utilities)	832	60,761
WellCare Health Plans, Inc.* (Health Care Providers & Services)	128	35,389
Wells Fargo & Co. (Banks)	11,168	546,227
Welltower, Inc. (Equity Real Estate Investment Trusts)	992	76,870
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	768	34,552
WestRock Co. (Containers & Packaging)	672	27,357
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,984	52,060
Whirlpool Corp. (Household Durables)	160	21,282
Willis Towers Watson PLC (Insurance)	352	57,302
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	256	31,491
Xcel Energy, Inc. (Electric Utilities)	1,344	70,372
Xerox Corp. (Technology Hardware, Storage & Peripherals)	544	15,346
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	672	75,224
Xylem, Inc. (Machinery)	480	34,205
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	832	78,191
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	544	59,601
Zions Bancorp (Banks)	512	24,366
Zoetis, Inc. (Pharmaceuticals)	1,280	110,285
TOTAL COMMON STOCKS (Cost $27,288,612)		59,915,456

Repurchase Agreements(b)(c) (46.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%-2.46%, dated 1/31/19, due 2/1/19, total to be received $54,173,634	$54,170,000	$54,170,000
TOTAL REPURCHASE AGREEMENTS (Cost $54,170,000)		54,170,000

Collateral for Securities Loaned (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.37%(d)	46,111	$46,111
Invesco Government & Agency Portfolio - Institutional Shares, 2.41%(d)	3,489	3,489
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $49,600)		$49,600
TOTAL INVESTMENT SECURITIES (Cost $81,508,212) - 97.5%		114,135,056
Net other assets (liabilities) - 2.5%		2,895,271

NET ASSETS - 100.0%		$117,030,327

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of January 31, 2019. The total value of securities on loan as of January 31, 2019 was $49,138.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $15,408,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2019.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	151	3/18/19	$20,405,763	$348,886

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/19	2.96%	$29,794,953	$666,764
SPDR S&P 500 ETF	Goldman Sachs International	2/27/19	2.86%	34,251,570	774,911
				$64,046,523	$1,441,675

S&P 500	UBS AG	2/27/19	2.91%	$63,482,945	$1,020,276
SPDR S&P 500 ETF	UBS AG	2/27/19	2.51%	25,840,052	514,055
				$89,322,997	$1,534,331
				$153,369,520	$2,976,006

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$1,570,625	1.3%
Air Freight & Logistics	367,484	0.3%
Airlines	269,397	0.2%
Auto Components	90,841	0.1%
Automobiles	240,862	0.2%
Banks	3,496,176	3.0%
Beverages	1,096,308	0.9%
Biotechnology	1,541,621	1.3%
Building Products	165,906	0.1%
Capital Markets	1,653,565	1.4%
Chemicals	1,204,213	1.0%
Commercial Services & Supplies	225,996	0.2%
Communications Equipment	686,548	0.6%
Construction & Engineering	48,349	NM
Construction Materials	64,050	0.1%
Consumer Finance	404,529	0.3%
Containers & Packaging	188,261	0.2%
Distributors	60,146	0.1%
Diversified Consumer Services	12,833	NM
Diversified Financial Services	1,067,681	0.9%
Diversified Telecommunication Services	1,216,205	1.0%
Electric Utilities	1,169,591	1.0%
Electrical Equipment	295,352	0.3%
Electronic Equipment, Instruments & Components	278,616	0.2%
Energy Equipment & Services	337,237	0.3%
Entertainment	1,256,851	1.1%
Equity Real Estate Investment Trusts	1,773,449	1.5%
Food & Staples Retailing	898,172	0.8%
Food Products	692,965	0.6%
Health Care Equipment & Supplies	2,031,217	1.7%
Health Care Providers & Services	1,909,393	1.6%
Health Care Technology	47,442	NM
Hotels, Restaurants & Leisure	1,090,094	0.9%
Household Durables	191,757	0.2%
Household Products	978,807	0.8%
Independent Power and Renewable Electricity Producers	60,265	0.1%
Industrial Conglomerates	902,716	0.8%
Insurance	1,426,876	1.2%
Interactive Media & Services	2,929,080	2.5%
Internet & Direct Marketing Retail	2,223,498	1.9%
IT Services	2,884,385	2.5%
Leisure Products	39,588	NM
Life Sciences Tools & Services	595,109	0.5%
Machinery	932,943	0.8%
Media	782,358	0.7%
Metals & Mining	143,304	0.1%
Multiline Retail	308,861	0.3%
Multi-Utilities	630,163	0.5%
Oil, Gas & Consumable Fuels	2,943,606	2.6%
Personal Products	87,766	0.1%
Pharmaceuticals	2,916,364	2.5%
Professional Services	181,138	0.2%
Real Estate Management & Development	38,064	NM
Road & Rail	618,401	0.5%
Semiconductors & Semiconductor Equipment	2,205,577	1.9%
Software	3,633,454	3.2%
Specialty Retail	1,374,594	1.2%
Technology Hardware, Storage & Peripherals	2,253,824	1.9%
Textiles, Apparel & Luxury Goods	463,739	0.4%
Tobacco	559,021	0.5%
Trading Companies & Distributors	112,301	0.1%
Water Utilities	45,922	NM
Other **	57,114,871	48.8%
Total	$117,030,327	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks (26.4%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	390	$6,221
22nd Century Group, Inc.* (Tobacco)	1,885	4,222
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	910	11,612
8x8, Inc.* (Software)	715	12,591
A10 Networks, Inc.* (Software)	715	4,855
AAON, Inc. (Building Products)	325	12,006
AAR Corp. (Aerospace & Defense)	260	9,797
Aaron’s, Inc. (Specialty Retail)	520	26,030
Abeona Therapeutics, Inc.* (Biotechnology)	325	2,207
Abercrombie & Fitch Co. - Class A (Specialty Retail)	520	11,268
ABM Industries, Inc. (Commercial Services & Supplies)	520	17,779
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,950	2,321
Acacia Communications, Inc.* (Communications Equipment)	260	11,313
Acacia Research Corp.* (Professional Services)	910	2,766
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	780	17,768
Acadia Realty Trust (Equity Real Estate Investment Trusts)	650	18,675
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	260	4,735
Acceleron Pharma, Inc.* (Biotechnology)	325	13,780
ACCO Brands Corp. (Commercial Services & Supplies)	910	8,035
Accuray, Inc.* (Health Care Equipment & Supplies)	1,170	5,148
Achaogen, Inc.* (Biotechnology)	390	589
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,755	3,843
ACI Worldwide, Inc.* (Software)	845	24,977
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	325	2,265
Acorda Therapeutics, Inc.* (Biotechnology)	390	6,486
Actuant Corp. - Class A (Machinery)	520	11,903
Acushnet Holdings Corp. (Leisure Products)	325	7,472
Adtalem Global Education, Inc.* (Diversified Consumer Services)	455	22,250
ADTRAN, Inc. (Communications Equipment)	455	6,634
Aduro Biotech, Inc.* (Biotechnology)	715	2,131
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	585	14,742
Advanced Drainage Systems, Inc. (Building Products)	390	9,945
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	325	16,669
AdvanSix, Inc.* (Chemicals)	260	8,226
Adverum Biotechnologies, Inc.* (Biotechnology)	780	2,480
Aegion Corp.* (Construction & Engineering)	325	5,899
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	260	12,225
Aerohive Networks, Inc.* (Communications Equipment)	780	2,980
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	520	20,524
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	325	5,857
Agenus, Inc.* (Biotechnology)	1,495	5,038
AgeX Therapeutics, Inc.* (Biotechnology)	130	503
Agree Realty Corp. (Equity Real Estate Investment Trusts)	260	17,168
AgroFresh Solutions, Inc.* (Chemicals)	520	2,090
Aimmune Therapeutics, Inc.* (Biotechnology)	390	9,173
Air Transport Services Group, Inc.* (Air Freight & Logistics)	520	12,350
Aircastle, Ltd. (Trading Companies & Distributors)	455	9,482
AK Steel Holding Corp.* (Metals & Mining)	2,600	7,670
Akebia Therapeutics, Inc.* (Biotechnology)	585	3,223
Akorn, Inc.* (Pharmaceuticals)	780	2,933
Alarm.com Holdings, Inc.* (Software)	260	16,362
Albany International Corp. - Class A (Machinery)	260	17,852
Alder Biopharmaceuticals, Inc.* (Biotechnology)	520	7,322
Alexander & Baldwin, Inc.* (Equity Real Estate Investment Trusts)	585	13,478
Allegheny Technologies, Inc.* (Metals & Mining)	910	24,925
ALLETE, Inc. (Electric Utilities)	390	30,007
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,365	16,093
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	975	934
Altair Engineering, Inc.* - Class A (Software)	260	8,419
Alteryx, Inc.* (Software)	260	18,499
Altra Industrial Motion Corp. (Machinery)	260	7,959
AMAG Pharmaceuticals, Inc.* (Biotechnology)	325	5,320
Ambac Financial Group, Inc.* (Insurance)	390	7,379
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	260	9,880
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	455	6,666
Amedisys, Inc.* (Health Care Providers & Services)	195	25,575
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	325	13,956
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	910	13,450
American Eagle Outfitters, Inc. (Specialty Retail)	1,170	24,710
American Equity Investment Life Holding Co. (Insurance)	650	20,358
American Outdoor Brands Corp.* (Leisure Products)	520	6,276
American Software, Inc. - Class A (Software)	325	3,595
American States Water Co. (Water Utilities)	260	17,607
American Vanguard Corp. (Chemicals)	325	5,694

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Americold Realty Trust (Equity Real Estate Investment Trusts)	455	$13,341
Ameris Bancorp (Banks)	325	12,334
Amicus Therapeutics, Inc.* (Biotechnology)	1,430	17,217
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	975	7,800
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	325	21,057
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	715	8,780
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	390	8,876
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,950	975
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	585	1,983
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	325	6,858
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	260	15,785
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,820	5,496
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	1,105	4,939
Apellis Pharmaceuticals, Inc.* (Biotechnology)	325	4,550
Apogee Enterprises, Inc. (Building Products)	260	8,858
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	975	17,745
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	260	5,078
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	260	15,343
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,300	1,252
Aratana Therapeutics, Inc.* (Pharmaceuticals)	845	3,743
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	585	6,997
Arbutus BioPharma Corp.* (Biotechnology)	585	2,159
ArcBest Corp. (Road & Rail)	195	7,336
Archrock, Inc. (Energy Equipment & Services)	1,040	9,818
Ardelyx, Inc.* (Biotechnology)	780	1,638
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	520	2,948
Arena Pharmaceuticals, Inc.* (Biotechnology)	390	17,928
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	325	4,680
Argo Group International Holdings, Ltd. (Insurance)	260	17,352
Arlington Asset Investment Corp. - Class A (Capital Markets)	390	3,362
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	520	3,739
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	455	6,834
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	390	8,198
ArQule, Inc.* (Biotechnology)	1,105	4,089
Array BioPharma, Inc.* (Biotechnology)	1,495	27,911
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	780	11,014
Artisan Partners Asset Management, Inc. (Capital Markets)	390	9,095
Ascena Retail Group, Inc.* (Specialty Retail)	1,690	4,141
ASGN, Inc.* (Professional Services)	390	24,566
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	910	4,505
Assertio Therapeutics, Inc.* (Pharmaceuticals)	715	3,189
AT Home Group, Inc.* (Specialty Retail)	260	5,730
Atara Biotherapeutics, Inc.* (Biotechnology)	325	12,350
Athenex, Inc.* (Biotechnology)	390	4,583
Athersys, Inc.* (Biotechnology)	1,950	3,101
Atkore International Group, Inc.* (Electrical Equipment)	390	9,044
Atlantic Capital Bancshares, Inc.* (Banks)	260	4,701
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	1,755	4,405
AtriCure, Inc.* (Health Care Equipment & Supplies)	325	10,059
Audentes Therapeutics, Inc.* (Biotechnology)	260	6,448
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	325	14,804
Avaya Holdings Corp.* - Class C (Software)	845	14,289
Aveo Phamaceuticals, Inc.* (Biotechnology)	1,690	1,182
Avid Bioservices, Inc.* (Biotechnology)	1,040	4,004
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	585	2,785
Avis Budget Group, Inc.* (Road & Rail)	520	13,852
Avista Corp. (Multi-Utilities)	455	19,042
AVX Corp. (Electronic Equipment, Instruments & Components)	455	8,076
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	325	6,770
AxoGen, Inc.* (Health Care Equipment & Supplies)	260	4,290
Axon Enterprise, Inc.* (Aerospace & Defense)	390	19,894
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	455	13,814
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	585	2,404
AZZ, Inc. (Electrical Equipment)	195	8,726
B&G Foods, Inc. - Class A (Food Products)	520	13,863
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	1,235	725
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	260	13,725
Balchem Corp. (Chemicals)	260	21,584
Banc of California, Inc. (Banks)	390	5,686
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	325	6,104

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
BancorpSouth Bank (Banks)	715	$20,864
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	390	13,670
Banner Corp. (Banks)	260	14,180
Barnes & Noble Education, Inc.* (Specialty Retail)	585	3,346
Barnes & Noble, Inc. (Specialty Retail)	780	4,703
Barnes Group, Inc. (Machinery)	390	23,041
BBX Capital Corp. (Hotels, Restaurants & Leisure)	715	4,412
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	520	18,892
Beazer Homes USA, Inc.* (Household Durables)	390	4,887
Bed Bath & Beyond, Inc. (Specialty Retail)	1,040	15,694
Belden, Inc. (Electronic Equipment, Instruments & Components)	325	17,423
Bellicum Pharmaceutials, Inc.* (Biotechnology)	585	1,931
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	780	19,438
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	390	9,914
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	585	9,120
Berkshire Hills Bancorp, Inc. (Banks)	325	8,856
Big Lots, Inc. (Multiline Retail)	325	10,251
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,040	9,027
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	260	9,903
BioScrip, Inc.* (Health Care Providers & Services)	1,690	6,135
BioTelemetry, Inc.* (Health Care Providers & Services)	260	18,673
BioTime, Inc. (Biotechnology)	1,625	2,291
Black Hills Corp. (Multi-Utilities)	390	26,477
Blackbaud, Inc. (Software)	325	23,269
Blackline, Inc.* (Software)	260	12,371
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	780	26,901
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	650	11,980
Blucora, Inc.* (Capital Markets)	390	11,509
Blueprint Medicines Corp.* (Biotechnology)	325	23,428
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	585	10,039
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	390	9,407
Boise Cascade Co. (Paper & Forest Products)	325	8,928
Boston Private Financial Holdings, Inc. (Banks)	715	8,294
Bottomline Technologies, Inc.* (Software)	325	16,786
Box, Inc.* - Class A (Software)	975	20,397
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	650	17,758
Brady Corp. - Class A (Commercial Services & Supplies)	390	17,437
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	390	4,337
Briggs & Stratton Corp. (Machinery)	390	5,023
Brightcove, Inc.* (IT Services)	455	3,649
BrightSphere Investment Group PLC (Capital Markets)	715	8,845
Brinker International, Inc. (Hotels, Restaurants & Leisure)	325	13,169
Bristow Group, Inc.* (Energy Equipment & Services)	390	1,283
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,495	12,184
Brookline Bancorp, Inc. (Banks)	650	9,666
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	520	16,188
Builders FirstSource, Inc.* (Building Products)	910	12,030
C&J Energy Services, Inc.* (Energy Equipment & Services)	520	8,356
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	195	19,869
CACI International, Inc.* - Class A (IT Services)	195	32,600
Cactus, Inc.* - Class A (Energy Equipment & Services)	260	8,533
Cadence BanCorp (Banks)	390	7,313
CalAmp Corp.* (Communications Equipment)	325	4,683
Caleres, Inc. (Specialty Retail)	325	9,698
California Resources Corp.* (Oil, Gas & Consumable Fuels)	390	7,859
California Water Service Group (Water Utilities)	390	19,313
Calithera Biosciences, Inc.* (Biotechnology)	650	2,899
Calix, Inc.* (Communications Equipment)	585	6,365
Callaway Golf Co. (Leisure Products)	780	12,706
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,755	14,286
Cal-Maine Foods, Inc. (Food Products)	260	10,967
Cambrex Corp.* (Life Sciences Tools & Services)	260	11,349
Camping World Holdings, Inc. (Specialty Retail)	325	4,609
Cannae Holdings, Inc.* (Diversified Financial Services)	585	11,313
Capital Senior Living Corp.* (Health Care Providers & Services)	390	2,718
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,040	13,385
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	845	6,228
Cara Therapeutics, Inc.* (Biotechnology)	325	4,956
Carbonite, Inc.* (IT Services)	260	7,446
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	325	10,117
Cardtronics PLC* - Class A (IT Services)	325	8,798
CareDx, Inc.* (Biotechnology)	390	10,932

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Career Education Corp.* (Diversified Consumer Services)	585	$7,552
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	650	14,287
Cargurus, Inc.* (Interactive Media & Services)	390	16,680
Carpenter Technology Corp. (Metals & Mining)	325	15,360
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	585	7,184
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	390	3,366
Cars.com, Inc.* (Interactive Media & Services)	585	15,976
Carvana Co.* (Specialty Retail)	260	9,659
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	325	9,789
CASI Pharmaceuticals, Inc.* (Biotechnology)	715	2,474
Castle Brands, Inc.* (Beverages)	2,535	2,143
Castlight Health, Inc.* - Class B (Health Care Technology)	1,105	3,282
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,365	3,440
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	520	4,779
Cathay General Bancorp, Inc. (Banks)	585	21,715
CBIZ, Inc.* (Professional Services)	455	8,918
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,560	3,884
CECO Environmental Corp.* (Commercial Services & Supplies)	585	4,025
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,105	3,856
CenterState Banks, Inc. (Banks)	650	16,120
Central European Media Enterprises, Ltd.* - Class A (Media)	1,170	3,522
Central Garden & Pet Co.* - Class A (Household Products)	325	11,577
Central Pacific Financial Corp. (Banks)	260	7,444
Century Aluminum Co.* (Metals & Mining)	455	4,186
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	455	3,490
Century Communities, Inc.* (Household Durables)	260	6,100
Cerus Corp.* (Health Care Equipment & Supplies)	1,170	6,973
ChannelAdvisor Corp.* (Software)	325	3,494
Chart Industries, Inc.* (Machinery)	260	19,422
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	390	7,882
Chegg, Inc.* (Diversified Consumer Services)	780	27,471
Chemical Financial Corp. (Banks)	520	23,119
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	455	12,958
Chico’s FAS, Inc. (Specialty Retail)	1,105	6,409
Chimerix, Inc.* (Biotechnology)	780	1,817
ChromaDex Corp.* (Life Sciences Tools & Services)	910	3,030
Ciena Corp.* (Communications Equipment)	1,040	39,613
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	455	3,795
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	520	19,318
Cision, Ltd.* (Software)	390	4,836
Citizens, Inc.* (Insurance)	650	4,609
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	455	5,260
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,690	3,211
Clear Channel Outdoor Holdings, Inc.* (Media)	780	4,345
Clearside Biomedical, Inc.* (Pharmaceuticals)	390	460
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	260	3,822
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	585	8,828
Cleveland-Cliffs, Inc. (Metals & Mining)	2,275	24,365
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,170	437
Cloudera, Inc.* (Software)	1,625	21,938
Clovis Oncology, Inc.* (Biotechnology)	390	9,890
CNO Financial Group, Inc. (Insurance)	1,235	22,082
Codexis, Inc.* (Life Sciences Tools & Services)	520	9,786
Coeur Mining, Inc.* (Metals & Mining)	1,560	8,034
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	325	15,746
Coherus Biosciences, Inc.* (Biotechnology)	455	6,124
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	260	4,560
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	260	4,163
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	715	11,948
Columbia Banking System, Inc. (Banks)	520	19,110
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	455	6,739
Comfort Systems USA, Inc. (Construction & Engineering)	325	15,590
Commercial Metals Co. (Metals & Mining)	910	15,880
Commercial Vehicle Group, Inc.* (Machinery)	520	3,884
Community Bank System, Inc. (Banks)	390	23,381
Community Health Systems, Inc.* (Health Care Providers & Services)	1,105	4,354
CommVault Systems, Inc.* (Software)	325	21,473
Compass Minerals International, Inc. (Metals & Mining)	260	13,585
CONMED Corp. (Health Care Equipment & Supplies)	195	13,718
ConnectOne Bancorp, Inc. (Banks)	260	5,200
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	260	9,238
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	650	6,942

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Continental Building Products, Inc.* (Building Products)	325	$8,561
Control4 Corp.* (Electronic Equipment, Instruments & Components)	260	5,166
Cooper Tire & Rubber Co. (Auto Components)	455	16,016
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	715	5,405
Corcept Therapeutics, Inc.* (Pharmaceuticals)	780	8,720
Corecivic, Inc. (Equity Real Estate Investment Trusts)	910	18,082
Core-Mark Holding Co., Inc. (Distributors)	390	10,873
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	390	4,774
Cornerstone OnDemand, Inc.* (Software)	390	22,363
Costamare, Inc. (Marine)	650	3,302
Coupa Software, Inc.* (Software)	390	33,913
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,055	27,036
Covanta Holding Corp. (Commercial Services & Supplies)	910	14,651
Covia Holdings Corp.* - Class C (Energy Equipment & Services)	325	1,521
Cowen Group, Inc.* - Class A (Capital Markets)	325	5,255
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	390	8,557
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	715	36,056
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	585	16,801
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	455	4,382
CryoLife, Inc.* (Health Care Equipment & Supplies)	325	9,071
CryoPort, Inc.* (Health Care Equipment & Supplies)	325	3,409
CSG Systems International, Inc. (IT Services)	260	9,409
CTI BioPharma Corp.* (Biotechnology)	845	1,006
CTS Corp. (Electronic Equipment, Instruments & Components)	260	7,376
Cubic Corp. (Aerospace & Defense)	195	12,533
Customers Bancorp, Inc.* (Banks)	260	5,114
CVB Financial Corp. (Banks)	780	17,090
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	585	5,090
Cytokinetics, Inc.* (Biotechnology)	585	4,113
Cytomx Therapeutics, Inc.* (Biotechnology)	325	5,519
CytoSorbents Corp.* (Health Care Equipment & Supplies)	390	2,921
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	520	3,916
Dana Holding Corp. (Auto Components)	1,105	19,470
Darling Ingredients, Inc.* (Food Products)	1,235	26,268
Daseke, Inc.* (Road & Rail)	520	2,168
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	325	16,721
Dean Foods Co. (Food Products)	845	3,524
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	260	33,397
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	390	4,052
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	585	19,018
Deluxe Corp. (Commercial Services & Supplies)	325	15,265
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,510	7,125
Denny’s Corp.* (Hotels, Restaurants & Leisure)	585	10,349
Dermira, Inc.* (Pharmaceuticals)	455	3,003
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,105	4,475
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	585	6,394
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,560	15,850
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	455	4,691
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	715	3,039
Digi International, Inc.* (Communications Equipment)	325	3,855
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	325	6,409
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	325	10,930
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	455	6,598
Donnelley Financial Solutions, Inc.* (Capital Markets)	390	5,710
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	455	2,493
Dorman Products, Inc.* (Auto Components)	195	16,760
Dril-Quip, Inc.* (Energy Equipment & Services)	325	12,168
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	715	3,010
DSW, Inc. - Class A (Specialty Retail)	585	15,941
Durect Corp.* (Pharmaceuticals)	2,210	1,337
Dycom Industries, Inc.* (Construction & Engineering)	260	15,093
Dynavax Technologies Corp.* (Biotechnology)	585	6,447
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	715	4,304
Eagle Bancorp, Inc.* (Banks)	260	14,269
Eagle Bulk Shipping, Inc.* (Marine)	715	2,939
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	455	8,172
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	260	26,899
Ebix, Inc. (Software)	195	11,138
Echo Global Logistics, Inc.* (Air Freight & Logistics)	260	6,178
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	2,015	2,317
Edgewell Personal Care Co.* (Personal Products)	390	15,386

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Editas Medicine, Inc.* (Biotechnology)	390	$8,475
El Paso Electric Co. (Electric Utilities)	325	17,069
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	520	24,242
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	325	9,750
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	390	10,300
Ellie Mae, Inc.* (Software)	260	19,708
EMCOR Group, Inc. (Construction & Engineering)	390	25,439
Emerald Expositions Events, Inc. (Media)	260	3,692
Emergent BioSolutions, Inc.* (Biotechnology)	325	20,277
Employers Holdings, Inc. (Insurance)	260	11,016
Encore Capital Group, Inc.* (Consumer Finance)	260	7,680
Endo International PLC* (Pharmaceuticals)	1,755	17,111
Endologix, Inc.* (Health Care Equipment & Supplies)	975	739
Endurance International Group Holdings, Inc.* (IT Services)	715	5,792
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1,625	4,648
Energy Recovery, Inc.* (Machinery)	520	3,952
EnerSys (Electrical Equipment)	325	27,709
Ennis, Inc. (Commercial Services & Supplies)	260	5,158
Enova International, Inc.* (Consumer Finance)	260	5,993
Enphase Energy, Inc.* (Electrical Equipment)	975	7,049
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,040	34,372
Entercom Communications Corp. - Class A (Media)	1,170	8,576
Entravision Communications Corp. - Class A (Media)	910	3,585
Envestnet, Inc.* (Software)	325	17,631
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	715	2,688
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	1,105	762
Epizyme, Inc.* (Biotechnology)	520	5,314
Eros International PLC* (Entertainment)	390	3,717
ESCO Technologies, Inc. (Machinery)	195	12,696
Essendant, Inc. (Commercial Services & Supplies)	455	5,824
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	715	28,420
Esterline Technologies Corp.* (Aerospace & Defense)	195	23,731
Ethan Allen Interiors, Inc. (Household Durables)	260	4,935
Etsy, Inc.* (Internet & Direct Marketing Retail)	845	46,178
Everbridge, Inc.* (Software)	195	12,063
Everi Holdings, Inc.* (IT Services)	715	4,755
EVERTEC, Inc. (IT Services)	520	14,388
Evolent Health, Inc.* (Health Care Technology)	585	10,343
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	390	2,913
Evoqua Water Technologies Corp.* (Machinery)	650	7,027
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	455	4,809
Exela Technologies, Inc.* - Class I (IT Services)	780	3,073
ExlService Holdings, Inc.* (IT Services)	260	14,950
Exponent, Inc. (Professional Services)	390	19,484
Express, Inc.* (Specialty Retail)	715	3,790
Exterran Corp.* (Energy Equipment & Services)	325	5,642
Extreme Networks, Inc.* (Communications Equipment)	1,040	7,862
EZCORP, Inc.* - Class A (Consumer Finance)	520	4,846
Fabrinet* (Electronic Equipment, Instruments & Components)	325	18,473
Farmers National Banc Corp. (Banks)	325	4,215
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	455	2,553
Fate Therapeutics, Inc.* (Biotechnology)	520	7,873
Federal Signal Corp. (Machinery)	520	11,430
Federated Investors, Inc. - Class B (Capital Markets)	780	20,381
Ferro Corp.* (Chemicals)	650	10,836
FGL Holdings* (Diversified Financial Services)	1,235	9,769
FibroGen, Inc.* (Biotechnology)	520	29,509
Finisar Corp.* (Communications Equipment)	910	20,730
First Bancorp (Banks)	260	9,560
First BanCorp. (Banks)	1,755	18,691
First Busey Corp. (Banks)	390	9,656
First Commonwealth Financial Corp. (Banks)	845	11,492
First Financial Bancorp (Banks)	715	18,826
First Financial Bankshares, Inc. (Banks)	455	27,800
First Foundation, Inc.* (Banks)	325	4,722
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	910	29,774
First Interstate Bancsys (Banks)	260	10,119
First Merchants Corp. (Banks)	390	14,286
First Midwest Bancorp, Inc. (Banks)	780	17,176
First of Long Island Corp. (The) (Banks)	260	5,387
FirstCash, Inc. (Consumer Finance)	325	26,790
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	1,755	10,828
Five Below, Inc.* (Specialty Retail)	390	48,254
Five Prime Therapeutics, Inc.* (Biotechnology)	390	4,388
Five9, Inc.* (Software)	455	23,264
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	260	8,021
Flexion Therapeutics, Inc.* (Biotechnology)	325	4,774
Flotek Industries, Inc.* (Chemicals)	1,105	2,829
Fluent, Inc.* (Media)	1,040	4,909

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Fluidigm Corp.* (Life Sciences Tools & Services)	650	$5,623
Flushing Financial Corp. (Banks)	260	5,767
ForeScout Technologies, Inc.* (Software)	260	7,930
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	650	9,763
Fortress Biotech, Inc.* (Biotechnology)	975	2,018
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	780	3,830
Forward Air Corp. (Air Freight & Logistics)	260	15,217
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	390	6,614
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	520	14,685
Fox Factory Holding Corp.* (Auto Components)	325	19,282
Francesca’s Holdings Corp.* (Specialty Retail)	520	459
Franklin Electric Co., Inc. (Machinery)	390	18,634
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	975	7,235
Frank’s International N.V.* (Energy Equipment & Services)	845	4,808
Fresh Del Monte Produce, Inc. (Food Products)	260	8,315
Freshpet, Inc.* (Food Products)	260	9,352
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	520	5,626
Frontier Communications Corp.* (Diversified Telecommunication Services)	910	1,820
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	910	4,687
FTI Consulting, Inc.* (Professional Services)	260	17,763
FuelCell Energy, Inc.* (Electrical Equipment)	2,275	1,168
Fulton Financial Corp. (Banks)	1,300	20,865
FutureFuel Corp. (Chemicals)	325	5,951
GAIN Capital Holdings, Inc. (Capital Markets)	520	3,364
GameStop Corp. - Class A (Specialty Retail)	845	9,582
Gannett Co., Inc. (Media)	975	10,813
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	390	6,993
GATX Corp. (Trading Companies & Distributors)	260	19,676
GCP Applied Technologies, Inc.* (Chemicals)	585	14,742
Generac Holdings, Inc.* (Electrical Equipment)	455	24,083
Genesis Healthcare, Inc.* (Health Care Providers & Services)	1,300	2,041
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	650	4,316
Gentherm, Inc.* (Auto Components)	325	13,832
Genworth Financial, Inc.* - Class A (Insurance)	3,900	18,876
Geron Corp.* (Biotechnology)	1,755	2,018
Getty Realty Corp. (Equity Real Estate Investment Trusts)	325	10,420
Gibraltar Industries, Inc.* (Building Products)	260	9,269
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	325	11,333
Glacier Bancorp, Inc. (Banks)	650	27,416
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	325	6,484
Glaukos Corp.* (Health Care Equipment & Supplies)	260	16,585
Global Blood Therapeutics, Inc.* (Biotechnology)	390	18,685
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	585	11,343
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	520	23,426
Glu Mobile, Inc.* (Entertainment)	1,105	10,763
Glycomimetics, Inc.* (Biotechnology)	390	4,368
Gms, Inc.* (Trading Companies & Distributors)	325	6,152
GNC Holdings, Inc.* - Class A (Specialty Retail)	1,105	3,370
Gogo, Inc.* (Wireless Telecommunication Services)	845	3,490
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	715	15,923
Gold Resource Corp. (Metals & Mining)	715	3,210
GoPro, Inc.* - Class A (Household Durables)	1,105	5,448
Granite Construction, Inc. (Construction & Engineering)	325	14,047
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	390	7,613
Gray Television, Inc.* (Media)	715	11,948
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	845	5,974
Great Western Bancorp, Inc. (Banks)	455	16,057
Green Brick Partners, Inc.* (Household Durables)	390	3,299
Green Dot Corp.* - Class A (Consumer Finance)	325	24,057
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	390	5,542
Greenlight Capital Re, Ltd.* - Class A (Insurance)	390	4,044
Greif, Inc. - Class A (Containers & Packaging)	195	7,605
Griffon Corp. (Building Products)	325	5,171
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,510	13,233
GTT Communications, Inc.* (IT Services)	260	6,656
GUESS?, Inc. (Specialty Retail)	520	10,145
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,365	11,452
H&E Equipment Services, Inc. (Trading Companies & Distributors)	260	6,960
H.B. Fuller Co. (Chemicals)	390	19,262
Haemonetics Corp.* (Health Care Equipment & Supplies)	390	38,574

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	1,495	$2,452
Halozyme Therapeutics, Inc.* (Biotechnology)	975	15,776
Hancock Holding Co. (Banks)	650	26,701
Hanmi Financial Corp. (Banks)	325	7,127
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	455	10,278
Harmonic, Inc.* (Communications Equipment)	1,105	5,845
Harsco Corp.* (Machinery)	650	13,845
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	715	2,452
Hawaiian Holdings, Inc. (Airlines)	390	12,488
HC2 Holdings, Inc.* (Construction & Engineering)	715	2,438
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	910	29,383
Healthcare Services Group, Inc. (Commercial Services & Supplies)	585	25,517
HealthEquity, Inc.* (Health Care Providers & Services)	390	24,312
HealthStream, Inc. (Health Care Technology)	260	6,542
Heartland Express, Inc. (Road & Rail)	455	9,105
Heartland Financial USA, Inc. (Banks)	260	11,794
Hecla Mining Co. (Metals & Mining)	3,315	8,951
Helen of Troy, Ltd.* (Household Durables)	195	22,627
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,300	8,879
Heritage Commerce Corp. (Banks)	390	5,175
Heritage Financial Corp. (Banks)	325	10,069
Herman Miller, Inc. (Commercial Services & Supplies)	455	15,575
Heron Therapeutics, Inc.* (Biotechnology)	520	13,988
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	325	6,022
Hertz Global Holdings, Inc.* (Road & Rail)	520	8,627
HFF, Inc. - Class A (Real Estate Management & Development)	325	13,462
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	1,105	3,094
Hillenbrand, Inc. (Machinery)	455	19,292
Hilltop Holdings, Inc. (Banks)	585	10,770
HMS Holdings Corp.* (Health Care Technology)	650	19,494
HNI Corp. (Commercial Services & Supplies)	325	12,633
Home BancShares, Inc. (Banks)	1,170	21,423
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	260	6,362
Hope Bancorp, Inc. (Banks)	975	13,952
Horace Mann Educators Corp. (Insurance)	325	13,536
Horizon BanCorp, Inc. (Banks)	390	6,295
Horizon Pharma PLC* (Pharmaceuticals)	1,235	26,540
Hostess Brands, Inc.* (Food Products)	845	9,709
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	975	10,208
Houlihan Lokey, Inc. (Capital Markets)	260	11,502
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	2,080	1,469
Hub Group, Inc.* - Class A (Air Freight & Logistics)	260	11,573
Hubspot, Inc.* (Software)	260	41,160
Hudson, Ltd.* - Class A (Specialty Retail)	390	5,023
IBERIABANK Corp. (Banks)	390	28,816
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	260	5,348
IDACORP, Inc. (Electric Utilities)	390	38,024
Idera Pharmaceuticals, Inc.* (Biotechnology)	325	822
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	455	17,272
IMAX Corp.* (Entertainment)	455	9,450
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	325	3,084
Immune Design Corp.* (Biotechnology)	780	1,217
ImmunoGen, Inc.* (Biotechnology)	1,040	5,460
Immunomedics, Inc.* (Biotechnology)	975	14,420
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	845	2,890
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	845	8,830
Independent Bank Corp. (Banks)	195	15,557
Infinera Corp.* (Communications Equipment)	1,235	5,434
Information Services Group, Inc.* (IT Services)	780	3,221
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	390	8,229
Ingevity Corp.* (Chemicals)	325	30,572
InnerWorkings, Inc.* (Professional Services)	585	2,685
Innospec, Inc. (Chemicals)	195	13,703
Innoviva, Inc.* (Pharmaceuticals)	650	11,115
Inovalon Holdings, Inc.* (Health Care Technology)	715	10,217
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,105	5,536
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	390	15,382
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	260	11,939
Insmed, Inc.* (Biotechnology)	585	14,221
Insperity, Inc. (Professional Services)	260	27,737
Instructure, Inc.* (Software)	260	10,278
Insys Therapeutics, Inc.* (Biotechnology)	455	1,574
Integer Holdings Corp.* (Health Care Equipment & Supplies)	260	21,057
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	975	47,628
Intellia Therapeutics, Inc.* (Biotechnology)	325	4,596
Intelsat S.A.* (Diversified Telecommunication Services)	390	9,489
InterDigital, Inc. (Communications Equipment)	260	18,931
Interface, Inc. (Commercial Services & Supplies)	520	8,533

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
International Bancshares Corp. (Banks)	455	$16,139
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	195	8,473
Intersect ENT, Inc.* (Pharmaceuticals)	260	7,714
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	455	5,478
Intrepid Potash, Inc.* (Chemicals)	1,170	3,639
Intrexon Corp.* (Biotechnology)	585	4,481
Invacare Corp. (Health Care Equipment & Supplies)	325	1,671
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	910	14,651
Investment Technology Group, Inc. (Capital Markets)	325	9,835
Investors Bancorp, Inc. (Banks)	1,885	22,884
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	130	7,653
Invitae Corp.* (Biotechnology)	715	10,067
Iovance Biotherapeutics, Inc.* (Biotechnology)	715	6,542
Iridium Communications, Inc.* (Diversified Telecommunication Services)	780	15,116
iRobot Corp.* (Household Durables)	195	17,508
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,040	14,206
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	650	6,234
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	650	2,503
Itron, Inc.* (Electronic Equipment, Instruments & Components)	260	14,204
J.C. Penney Co., Inc.* (Multiline Retail)	2,990	3,947
j2 Global, Inc. (Software)	325	24,426
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	195	15,785
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	650	6,845
James River Group Holdings, Ltd. (Insurance)	260	10,028
Jeld-Wen Holding, Inc.* (Building Products)	585	10,436
John Bean Technologies Corp. (Machinery)	260	20,654
K12, Inc.* (Diversified Consumer Services)	390	12,289
Kadmon Holdings, Inc.* (Biotechnology)	1,105	2,663
Kaman Corp. - Class A (Trading Companies & Distributors)	195	11,528
Karyopharm Therapeutics, Inc.* (Biotechnology)	455	3,854
KB Home (Household Durables)	650	13,917
KBR, Inc. (Construction & Engineering)	1,105	19,006
Keane Group, Inc.* (Energy Equipment & Services)	520	5,242
Kearny Financial Corp. (Thrifts & Mortgage Finance)	845	10,850
Kelly Services, Inc. - Class A (Professional Services)	325	7,280
KEMET Corp. (Electronic Equipment, Instruments & Components)	455	8,063
Kemper Corp. (Insurance)	325	24,434
Kennametal, Inc. (Machinery)	585	21,984
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	975	19,490
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	325	5,255
Kimball International, Inc. - Class B (Commercial Services & Supplies)	390	5,511
Kindred Biosciences, Inc.* (Biotechnology)	390	3,842
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	715	11,890
Knoll, Inc. (Commercial Services & Supplies)	455	9,173
Knowles Corp.* (Electronic Equipment, Instruments & Components)	715	11,154
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,170	1,615
Korn/Ferry International (Professional Services)	390	17,784
Kraton Performance Polymers, Inc.* (Chemicals)	260	7,332
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	780	12,082
Kura Oncology, Inc.* (Biotechnology)	325	5,168
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	762	13,184
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	1,300	3,744
Lakeland Bancorp, Inc. (Banks)	390	6,104
Lakeland Financial Corp. (Banks)	195	8,781
Landec Corp.* (Food Products)	325	4,124
Lannett Co., Inc.* (Pharmaceuticals)	390	2,909
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	390	6,560
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,300	4,940
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,170	9,126
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	455	7,280
La-Z-Boy, Inc. (Household Durables)	390	11,552
LCI Industries (Auto Components)	195	16,076
LegacyTexas Financial Group, Inc. (Banks)	390	15,538
LendingClub Corp.* (Consumer Finance)	2,730	8,709
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	455	2,152
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,690	16,241
LHC Group, Inc.* (Health Care Providers & Services)	260	27,489
Liberty Braves Group* - Class C (Entertainment)	325	8,762
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	390	15,986
Liberty Latin America, Ltd.* - Class A (Media)	390	6,800
Liberty Latin America, Ltd.* - Class C (Media)	910	15,907
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	650	10,829
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	780	1,693

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Limelight Networks, Inc.* (IT Services)	1,170	$3,650
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	520	4,352
LivaNova PLC* (Health Care Equipment & Supplies)	325	30,004
Live Oak Bancshares, Inc. (Banks)	260	3,614
LivePerson, Inc.* (Software)	455	10,679
LiveRamp Holdings, Inc.* (IT Services)	585	25,412
LiveXLive Media, Inc.* (Entertainment)	455	2,771
Louisiana-Pacific Corp. (Paper & Forest Products)	1,105	26,939
Loxo Oncology, Inc.* (Biotechnology)	195	45,746
LSC Communications, Inc. (Commercial Services & Supplies)	390	3,093
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	325	15,418
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	260	3,125
Lumentum Holdings, Inc.* (Communications Equipment)	520	25,432
Luminex Corp. (Life Sciences Tools & Services)	325	9,064
M.D.C. Holdings, Inc. (Household Durables)	390	12,843
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	390	7,032
M/I Homes, Inc.* (Household Durables)	260	6,887
Macatawa Bank Corp. (Banks)	390	3,806
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	715	14,729
MacroGenics, Inc.* (Biotechnology)	390	4,575
Magellan Health, Inc.* (Health Care Providers & Services)	195	12,706
Maiden Holdings, Ltd. (Insurance)	715	922
Mallinckrodt PLC* (Pharmaceuticals)	650	14,209
MannKind Corp.* (Biotechnology)	2,145	2,703
ManTech International Corp. - Class A (IT Services)	195	10,992
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	585	1,942
Marrone Bio Innovations, Inc.* (Chemicals)	1,755	2,685
Marten Transport, Ltd. (Road & Rail)	390	7,547
Masonite International Corp.* (Building Products)	195	11,154
MasTec, Inc.* (Construction & Engineering)	455	20,192
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	780	15,210
Matrix Service Co.* (Energy Equipment & Services)	325	6,971
Matson, Inc. (Marine)	325	10,890
Matthews International Corp. - Class A (Commercial Services & Supplies)	260	11,567
Maxar Technologies, Inc. (Aerospace & Defense)	455	2,557
MAXIMUS, Inc. (IT Services)	455	31,909
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	585	11,478
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	650	1,937
MB Financial, Inc. (Banks)	585	25,961
MBIA, Inc.* (Insurance)	845	8,120
McDermott International, Inc.* (Energy Equipment & Services)	1,300	11,466
McGrath RentCorp (Commercial Services & Supplies)	195	9,828
MDC Partners, Inc.* - Class A (Media)	845	2,510
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	390	4,512
MediciNova, Inc.* (Biotechnology)	520	4,722
Medidata Solutions, Inc.* (Health Care Technology)	390	27,674
Mercury Systems, Inc.* (Aerospace & Defense)	390	22,866
Meredith Corp. (Media)	325	17,638
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	455	7,205
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	390	6,392
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	390	22,047
Meritage Homes Corp.* (Household Durables)	325	14,651
Meritor, Inc.* (Machinery)	650	13,442
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	325	8,369
MGE Energy, Inc. (Electric Utilities)	260	16,721
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,730	34,069
Milacron Holdings Corp.* (Machinery)	585	8,108
Mindbody, Inc.* (Software)	325	11,850
Minerals Technologies, Inc. (Chemicals)	260	15,228
Minerva Neurosciences, Inc.* (Biotechnology)	455	2,994
Miragen Therapeutics, Inc.* (Biotechnology)	520	1,487
Mitek System, Inc.* (Software)	455	5,019
Mobile Mini, Inc. (Commercial Services & Supplies)	325	12,282
MobileIron, Inc.* (Software)	975	4,729
Model N, Inc.* (Software)	325	4,716
Modine Manufacturing Co.* (Auto Components)	455	6,657
Moelis & Co. (Capital Markets)	325	14,219
Momenta Pharmaceuticals, Inc.* (Biotechnology)	650	7,709
MoneyGram International, Inc.* (IT Services)	520	1,108
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	650	8,931
Monotype Imaging Holdings, Inc. (Software)	390	6,474
Monro Muffler Brake, Inc. (Specialty Retail)	260	18,632
Moog, Inc. - Class A (Aerospace & Defense)	260	23,262
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	260	4,001
MRC Global, Inc.* (Trading Companies & Distributors)	650	10,153
MSA Safety, Inc. (Commercial Services & Supplies)	260	26,046
MSG Networks, Inc.* - Class A (Media)	520	11,648
Mueller Industries, Inc. (Machinery)	455	11,789

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Mueller Water Products, Inc. - Class A (Machinery)	1,235	$12,202
Murphy USA, Inc.* (Specialty Retail)	260	19,123
Myers Industries, Inc. (Containers & Packaging)	325	5,285
Myokardia, Inc.* (Pharmaceuticals)	260	10,759
Myriad Genetics, Inc.* (Biotechnology)	520	14,659
Nantkwest, Inc.* (Biotechnology)	1,040	1,123
Natera, Inc.* (Biotechnology)	390	5,300
National Bank Holdings Corp. (Banks)	260	8,310
National CineMedia, Inc. (Media)	780	5,390
National General Holdings Corp. (Insurance)	520	12,558
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	325	27,059
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	390	11,349
National Vision Holdings, Inc.* (Specialty Retail)	260	8,258
Natus Medical, Inc.* (Health Care Equipment & Supplies)	260	8,772
Nautilus, Inc.* (Leisure Products)	325	2,441
Navigant Consulting, Inc. (Professional Services)	390	10,109
Navistar International Corp.* (Machinery)	390	12,808
NBT Bancorp, Inc. (Banks)	325	11,577
NCI Building Systems, Inc.* (Building Products)	390	3,182
Neogen Corp.* (Health Care Equipment & Supplies)	390	23,755
NeoGenomics, Inc.* (Life Sciences Tools & Services)	520	8,642
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	585	4,224
Neos Therapeutics, Inc.* (Pharmaceuticals)	520	1,113
NETGEAR, Inc.* (Communications Equipment)	260	10,299
NetScout Systems, Inc.* (Communications Equipment)	650	16,855
Nevro Corp.* (Health Care Equipment & Supplies)	195	9,469
New Jersey Resources Corp. (Gas Utilities)	650	31,525
New Media Investment Group, Inc. (Media)	520	7,108
New Relic, Inc.* (Software)	325	33,035
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	780	4,228
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,105	6,939
NewLink Genetics Corp.* (Biotechnology)	650	969
Newpark Resources, Inc.* (Energy Equipment & Services)	845	7,022
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	455	4,277
Nexstar Broadcasting Group, Inc. - Class A (Media)	325	27,127
NextGen Healthcare, Inc.* (Health Care Technology)	455	8,044
NIC, Inc. (IT Services)	585	9,594
NII Holdings, Inc.* (Wireless Telecommunication Services)	1,235	5,990
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	585	12,870
NN, Inc. (Machinery)	325	2,967
Noble Corp. PLC* (Energy Equipment & Services)	2,145	7,079
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,820	3,731
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,625	4,111
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	455	6,511
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	455	7,639
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	780	13,759
Northwest Natural Holding Co. (Gas Utilities)	260	16,276
NorthWestern Corp. (Multi-Utilities)	390	24,925
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	260	18,117
Novavax, Inc.* (Biotechnology)	4,095	9,582
Novocure, Ltd.* (Health Care Equipment & Supplies)	585	28,665
NOW, Inc.* (Trading Companies & Distributors)	910	12,312
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	260	11,287
NuVasive, Inc.* (Health Care Equipment & Supplies)	390	19,555
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	520	15,116
Nymox Pharmaceutical Corp.* (Biotechnology)	910	2,011
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,015	12,130
Oceaneering International, Inc.* (Energy Equipment & Services)	780	12,238
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	390	9,364
Ocular Therapeutix, Inc.* (Pharmaceuticals)	520	1,966
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,300	2,184
Office Depot, Inc. (Specialty Retail)	4,550	13,423
Office Properties Income Trust (Equity Real Estate Investment Trusts)	195	6,246
OFG Bancorp (Banks)	455	8,818
Oil States International, Inc.* (Energy Equipment & Services)	455	7,835
Old National Bancorp (Banks)	1,170	18,884
Old Second Bancorp, Inc. (Banks)	325	4,560
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	390	30,486
Omeros Corp.* (Pharmaceuticals)	455	6,206
Omnicell, Inc.* (Health Care Technology)	325	21,167
OMNOVA Solutions, Inc.* (Chemicals)	520	4,633
On Deck Capital, Inc.* (Diversified Financial Services)	650	4,888
ONE Gas, Inc. (Gas Utilities)	390	32,039
OneSpan, Inc.* (Software)	325	4,742
OPKO Health, Inc.* (Biotechnology)	2,665	9,807

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	520	$6,682
ORBCOMM, Inc.* (Diversified Telecommunication Services)	715	5,820
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	650	4,511
Organovo Holdings, Inc.* (Biotechnology)	2,340	2,363
Orion Marine Group, Inc.* (Construction & Engineering)	455	1,920
Oritani Financial Corp. (Thrifts & Mortgage Finance)	390	6,575
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	325	18,756
Otter Tail Corp. (Electric Utilities)	325	15,746
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	975	1,765
Owens & Minor, Inc. (Health Care Providers & Services)	520	3,936
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	325	4,726
P.H. Glatfelter Co. (Paper & Forest Products)	390	4,984
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,430	9,896
Pacific Premier Bancorp, Inc.* (Banks)	390	11,603
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	325	13,221
Palatin Technologies, Inc.* (Biotechnology)	3,770	2,608
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	325	5,285
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	455	3,069
Party City Holdco, Inc.* (Specialty Retail)	390	4,306
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	650	13,832
Patterson Cos., Inc. (Health Care Providers & Services)	650	14,489
Paylocity Holding Corp.* (Software)	260	18,468
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	455	14,819
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	390	4,099
PDL BioPharma, Inc.* (Biotechnology)	1,950	6,201
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	585	20,884
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	520	16,666
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	780	18,907
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	650	4,791
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	520	10,525
Perficient, Inc.* (IT Services)	325	8,291
Performance Food Group Co.* (Food & Staples Retailing)	780	26,644
Perspecta, Inc. (IT Services)	1,105	22,155
PGT, Inc.* (Building Products)	455	7,571
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	715	7,643
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,365	24,719
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	975	18,876
Pier 1 Imports, Inc.* (Specialty Retail)	1,300	1,060
Pieris Pharmaceuticals, Inc.* (Biotechnology)	780	2,239
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,040	1,539
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,495	10,779
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	650	37,647
Plantronics, Inc. (Communications Equipment)	260	10,085
Plexus Corp.* (Electronic Equipment, Instruments & Components)	260	14,591
Plug Power, Inc.* (Electrical Equipment)	2,600	3,562
PNM Resources, Inc. (Electric Utilities)	585	24,915
PolyOne Corp. (Chemicals)	585	18,936
Portland General Electric Co. (Electric Utilities)	650	31,408
Portola Pharmaceuticals, Inc.* (Biotechnology)	520	14,092
Potlatch Corp. (Equity Real Estate Investment Trusts)	544	20,063
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	195	12,870
PQ Group Holdings, Inc.* (Chemicals)	390	5,870
PRA Group, Inc.* (Consumer Finance)	390	11,509
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	390	6,201
Presidio, Inc. (IT Services)	390	6,213
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	390	10,889
Primerica, Inc. (Insurance)	325	36,521
Primo Water Corp.* (Beverages)	325	4,235
Primoris Services Corp. (Construction & Engineering)	390	7,781
ProAssurance Corp. (Insurance)	455	19,410
Progenics Pharmaceuticals, Inc.* (Biotechnology)	780	3,455
Progress Software Corp. (Software)	390	14,130
ProPetro Holding Corp.* (Energy Equipment & Services)	650	10,621
PROS Holdings, Inc.* (Software)	260	8,996
Proteostasis Therapeutics, Inc.* (Biotechnology)	975	2,945
Prothena Corp. PLC* (Biotechnology)	455	5,346
Proto Labs, Inc.* (Machinery)	195	24,209
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	520	12,849
PTC Therapeutics, Inc.* (Biotechnology)	390	12,141
Puma Biotechnology, Inc.* (Biotechnology)	260	7,249
Q2 Holdings, Inc.* (Software)	260	15,452
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	390	16,423

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Quad/Graphics, Inc. (Commercial Services & Supplies)	325	$4,391
Qualys, Inc.* (Software)	260	22,498
Quanex Building Products Corp. (Building Products)	390	6,104
Quantenna Communications, Inc.* (Communications Equipment)	390	5,827
Quidel Corp.* (Health Care Equipment & Supplies)	260	15,088
QuinStreet, Inc.* (Interactive Media & Services)	455	8,663
Quorum Health Corp.* (Health Care Providers & Services)	650	1,905
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	715	7,150
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	780	3,978
R1 RCM, Inc.* (Health Care Providers & Services)	975	7,917
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,625	31,264
Radiant Logistics, Inc.* (Air Freight & Logistics)	845	4,174
Radius Health, Inc.* (Biotechnology)	325	5,938
RadNet, Inc.* (Health Care Providers & Services)	455	6,211
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	910	8,208
Rapid7, Inc.* (Software)	325	13,059
Raven Industries, Inc. (Industrial Conglomerates)	325	12,022
Rayonier Advanced Materials, Inc. (Chemicals)	520	7,530
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	520	13,198
Redfin Corp.* (Real Estate Management & Development)	585	10,466
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	650	10,485
Regenxbio, Inc.* (Biotechnology)	260	11,430
Regis Corp.* (Diversified Consumer Services)	390	7,274
Remark Holdings, Inc.* (Internet & Direct Marketing Retail)	650	1,300
Renasant Corp. (Banks)	390	13,853
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	390	11,271
Rent-A-Center, Inc.* (Specialty Retail)	455	7,963
Repligen Corp.* (Biotechnology)	325	18,528
Republic First Bancorp, Inc.* (Banks)	585	3,452
Resources Connection, Inc. (Professional Services)	325	5,431
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	845	14,847
Retrophin, Inc.* (Biotechnology)	325	7,007
REV Group, Inc. (Machinery)	325	2,701
Revance Therapeutics, Inc.* (Pharmaceuticals)	325	5,613
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	650	21,840
Rexnord Corp.* (Machinery)	780	20,397
Ribbon Communications, Inc.* (Communications Equipment)	715	3,990
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,820	3,931
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	585	3,440
Rite Aid Corp.* (Food & Staples Retailing)	8,320	6,683
RLI Corp. (Insurance)	325	21,453
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,300	24,115
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	780	2,434
Roku, Inc.* (Household Durables)	325	14,609
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	1,040	12,677
RPT Realty (Equity Real Estate Investment Trusts)	715	9,359
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	910	3,995
RTW Retailwinds, Inc.* (Specialty Retail)	715	2,217
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	260	5,647
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	260	9,945
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	260	6,006
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	325	26,113
S&T Bancorp, Inc. (Banks)	260	9,989
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,300	26,701
Safe Bulkers, Inc.* (Marine)	975	1,511
Saia, Inc.* (Road & Rail)	195	11,694
SailPoint Technologies Holding, Inc.* (Software)	325	9,279
Sally Beauty Holdings, Inc.* (Specialty Retail)	975	16,790
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	1,105	290
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	325	2,694
Sandy Spring Bancorp, Inc. (Banks)	260	8,479
Sangamo BioSciences, Inc.* (Biotechnology)	845	9,878
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	520	16,234
Savara, Inc.* (Biotechnology)	390	2,960
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	195	7,470
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	260	6,292
Scholastic Corp. (Media)	260	10,839
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	260	8,336
Science Applications International Corp. (IT Services)	325	21,821
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	390	9,773
Scorpio Bulkers, Inc. (Marine)	715	3,232

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	260	$4,870
Seacoast Banking Corp. of Florida* (Banks)	390	10,733
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	455	11,853
Select Energy Services, Inc.* (Energy Equipment & Services)	455	3,868
Select Medical Holdings Corp.* (Health Care Providers & Services)	845	13,199
Selective Insurance Group, Inc. (Insurance)	455	27,719
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	650	10,413
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	455	22,095
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	910	2,284
Sensient Technologies Corp. (Chemicals)	325	20,404
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	260	10,455
ServiceSource International, Inc.* (IT Services)	1,105	1,326
ServisFirst Bancshares, Inc. (Banks)	390	13,163
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	195	9,313
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	390	18,575
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	715	8,694
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	260	11,950
SIGA Technologies, Inc.* (Pharmaceuticals)	715	4,848
Signet Jewelers, Ltd. (Specialty Retail)	455	11,084
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	325	24,863
Simmons First National Corp. - Class A (Banks)	715	17,689
Simply Good Foods Co. (The)* (Food Products)	585	11,577
Simpson Manufacturing Co., Inc. (Building Products)	325	19,949
Sinclair Broadcast Group, Inc. - Class A (Media)	585	18,024
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	325	17,323
SkyWest, Inc. (Airlines)	390	19,871
Sleep Number Corp.* (Specialty Retail)	325	11,700
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	325	4,888
Sorrento Therapeutics, Inc.* (Biotechnology)	975	2,009
Sotheby’s* - Class A (Diversified Consumer Services)	325	13,127
South Jersey Industries, Inc. (Gas Utilities)	650	19,357
South State Corp. (Banks)	260	17,251
Southside Bancshares, Inc. (Banks)	260	8,577
Southwest Gas Corp. (Gas Utilities)	325	25,454
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,420	19,314
Spark Therapeutics, Inc.* (Biotechnology)	260	12,433
Spartan Motors, Inc. (Machinery)	390	3,284
SpartanNash Co. (Food & Staples Retailing)	325	6,744
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	780	8,736
Spire, Inc. (Gas Utilities)	390	30,954
Spirit Airlines, Inc.* (Airlines)	520	30,586
Spirit MTA REIT (Equity Real Estate Investment Trusts)	520	4,066
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	650	3,341
SPX Corp.* (Machinery)	325	9,669
SPX FLOW, Inc.* (Machinery)	325	10,650
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,885	9,274
STAAR Surgical Co.* (Health Care Equipment & Supplies)	325	11,612
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	715	19,713
Steelcase, Inc. - Class A (Commercial Services & Supplies)	715	11,798
Stemline Therapeutics, Inc.* (Biotechnology)	325	3,595
Sterling Construction Co., Inc.* (Construction & Engineering)	325	4,303
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	650	21,223
Stifel Financial Corp. (Capital Markets)	520	24,892
Stoneridge, Inc.* (Auto Components)	260	6,789
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	455	11,615
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	845	9,439
Summit Materials, Inc.* - Class A (Construction Materials)	845	12,895
Sun Hydraulics Corp. (Machinery)	260	9,209
SunCoke Energy, Inc.* (Metals & Mining)	585	6,575
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	715	4,154
Sunrun, Inc.* (Electrical Equipment)	780	10,374
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,690	24,167
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,300	5,083
Superior Industries International, Inc. (Auto Components)	260	1,339
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	390	14,871
Sykes Enterprises, Inc.* (IT Services)	325	8,960
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	260	10,348
Syneos Health, Inc.* (Life Sciences Tools & Services)	455	23,224
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	195	18,868
Syros Pharmaceuticals, Inc.* (Biotechnology)	390	2,336
T2 Biosystems, Inc.* (Biotechnology)	455	1,593
Tahoe Resources, Inc.* (Metals & Mining)	2,600	9,854
Tailored Brands, Inc. (Specialty Retail)	390	4,926

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	390	$16,957
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	715	16,266
Taylor Morrison Home Corp.* - Class A (Household Durables)	845	15,970
Team, Inc.* (Commercial Services & Supplies)	325	4,661
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	260	24,864
Teekay Corp. (Oil, Gas & Consumable Fuels)	780	2,738
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	3,185	3,185
TEGNA, Inc. (Media)	1,690	19,840
Teladoc, Inc.* (Health Care Technology)	455	29,212
Telaria, Inc.* (Software)	845	2,696
Telenav, Inc.* (Software)	585	2,592
Teligent, Inc.* (Pharmaceuticals)	910	1,547
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	780	7,800
Tenet Healthcare Corp.* (Health Care Providers & Services)	650	14,294
Tenneco, Inc. (Auto Components)	390	13,525
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	715	8,494
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	455	18,355
Tetra Tech, Inc. (Commercial Services & Supplies)	390	21,524
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,365	2,907
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	910	1,119
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	520	31,636
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	325	4,232
TG Therapeutics, Inc.* (Biotechnology)	585	2,399
The Andersons, Inc. (Food & Staples Retailing)	260	9,113
The Bancorp, Inc.* (Banks)	585	4,961
The Brink’s Co. (Commercial Services & Supplies)	390	28,879
The Buckle, Inc. (Specialty Retail)	260	4,516
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	325	14,586
The E.W. Scripps Co. - Class A (Media)	455	8,545
The Ensign Group, Inc. (Health Care Providers & Services)	390	16,992
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	910	20,521
The Greenbrier Cos., Inc. (Machinery)	260	11,027
The Hackett Group, Inc. (IT Services)	325	5,847
The KEYW Holding Corp.* (Aerospace & Defense)	585	4,200
The Manitowoc Co., Inc.* (Machinery)	325	4,947
The Medicines Co.* (Pharmaceuticals)	520	12,017
The Meet Group, Inc.* (Interactive Media & Services)	1,040	6,011
The New York Times Co. - Class A (Media)	975	25,066
The St Joe Co.* (Real Estate Management & Development)	390	6,068
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,495	7,849
Theravance Biopharma, Inc.* (Pharmaceuticals)	390	10,160
Thermon Group Holdings, Inc.* (Electrical Equipment)	325	7,495
Third Point Reinsurance, Ltd.* (Insurance)	715	7,515
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	390	9,165
Tile Shop Holdings, Inc. (Specialty Retail)	585	4,440
TimkenSteel Corp.* (Metals & Mining)	390	4,965
Tiptree Financial, Inc. - Class A (Insurance)	520	3,094
Titan International, Inc. (Machinery)	520	2,922
Tivity Health, Inc.* (Health Care Providers & Services)	325	7,235
TiVo Corp. (Software)	975	10,852
TopBuild Corp.* (Household Durables)	260	13,731
TowneBank (Banks)	520	13,499
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	325	6,445
Trade Desk, Inc. (The)* (Software)	260	37,096
TransEnterix, Inc.* (Health Care Equipment & Supplies)	1,625	4,420
Travelport Worldwide, Ltd. (IT Services)	975	15,269
Tredegar Corp. (Chemicals)	260	4,241
Trex Co., Inc.* (Building Products)	455	31,740
TRI Pointe Group, Inc.* (Household Durables)	1,170	15,736
TriMas Corp.* (Machinery)	390	11,306
TriNet Group, Inc.* (Professional Services)	325	14,840
Trinseo SA (Chemicals)	325	15,941
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	455	16,357
Triumph Group, Inc. (Aerospace & Defense)	455	8,122
Tronox, Ltd. - Class A (Chemicals)	780	6,833
TrueBlue, Inc.* (Professional Services)	390	9,512
TrueCar, Inc.* (Interactive Media & Services)	845	7,926
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	910	7,062
Trustmark Corp. (Banks)	520	16,396
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	780	8,954
Tupperware Brands Corp. (Household Durables)	390	10,635
Tutor Perini Corp.* (Construction & Engineering)	390	6,712
Tyme Technologies, Inc.* (Biotechnology)	910	2,448
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	585	7,886
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	390	4,625
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,145	1,544

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	325	$16,029
UMB Financial Corp. (Banks)	325	20,917
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	390	5,472
Union Bankshares Corp. (Banks)	520	16,411
Unisys Corp.* (IT Services)	520	6,802
Unit Corp.* (Energy Equipment & Services)	455	7,262
United Bankshares, Inc. (Banks)	715	25,289
United Community Banks, Inc. (Banks)	585	15,046
United Community Financial Corp. (Thrifts & Mortgage Finance)	520	4,930
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	455	6,739
United Natural Foods, Inc.* (Food & Staples Retailing)	390	5,109
Universal Corp. (Tobacco)	195	11,252
Universal Forest Products, Inc. (Building Products)	455	14,023
Universal Insurance Holdings, Inc. (Insurance)	260	9,807
Univest Corp. of Pennsylvania (Banks)	260	6,107
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	2,470	3,211
Urban Edge Properties (Equity Real Estate Investment Trusts)	845	17,255
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	325	6,962
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	520	3,073
Valhi, Inc. (Chemicals)	585	1,948
Valley National Bancorp (Banks)	2,340	23,656
Vanda Pharmaceuticals, Inc.* (Biotechnology)	455	12,344
Varex Imaging Corp.* (Health Care Equipment & Supplies)	325	9,259
Varonis Systems, Inc.* (Software)	195	11,521
Vector Group, Ltd. (Tobacco)	780	8,580
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	455	4,464
Veracyte, Inc.* (Biotechnology)	390	7,094
Verastem, Inc.* (Biotechnology)	650	2,132
Vericel Corp.* (Biotechnology)	455	7,826
Verint Systems, Inc.* (Software)	455	22,008
Verso Corp.* - Class A (Paper & Forest Products)	325	8,018
ViaSat, Inc.* (Communications Equipment)	390	24,448
Viavi Solutions, Inc.* (Communications Equipment)	1,755	19,516
ViewRay, Inc.* (Health Care Equipment & Supplies)	650	4,674
Viking Therapeutics, Inc.* (Biotechnology)	520	4,243
VirnetX Holding Corp.* (Software)	1,040	5,304
Virtusa Corp.* (IT Services)	260	12,615
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	975	19,013
Vista Outdoor, Inc.* (Leisure Products)	520	5,190
Vital Therapies, Inc.* (Biotechnology)	585	129
Vivint Solar, Inc.* (Electrical Equipment)	650	2,854
Vocera Communications, Inc.* (Health Care Technology)	260	10,613
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,690	15,396
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	975	4,914
Wabash National Corp. (Machinery)	520	7,249
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	650	11,128
WageWorks, Inc.* (Professional Services)	325	10,254
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	195	9,374
Warrior Met Coal, Inc. (Metals & Mining)	325	9,337
Washington Federal, Inc. (Thrifts & Mortgage Finance)	650	18,909
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,560	8,861
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	585	14,830
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	325	5,103
Watts Water Technologies, Inc. - Class A (Machinery)	195	14,600
Weight Watchers International, Inc.* (Diversified Consumer Services)	260	8,320
Werner Enterprises, Inc. (Road & Rail)	390	12,839
WesBanco, Inc. (Banks)	325	13,198
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	585	5,113
Westamerica Bancorp (Banks)	195	12,219
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	455	4,350
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	390	3,608
Whitestone REIT (Equity Real Estate Investment Trusts)	455	6,452
WideOpenWest, Inc.* (Media)	455	3,440
William Lyon Homes* - Class A (Household Durables)	325	4,310
Willscot Corp.* (Construction & Engineering)	390	3,998
Windstream Holdings, Inc.* (Diversified Telecommunication Services)	650	1,957
Wingstop, Inc. (Hotels, Restaurants & Leisure)	260	17,069
Winnebago Industries, Inc. (Automobiles)	260	7,436
WisdomTree Investments, Inc. (Capital Markets)	1,040	6,968
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	715	24,532
Woodward, Inc. (Machinery)	390	35,432
Workiva, Inc.* (Software)	260	10,894
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	585	14,561
World Wrestling Entertainment, Inc. - Class A (Entertainment)	325	26,760
Worthington Industries, Inc. (Metals & Mining)	325	12,262
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	780	23,275

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Common Stocks, continued

	Shares	Value
WSFS Financial Corp. (Thrifts & Mortgage Finance)	260	$10,964
Xencor, Inc.* (Biotechnology)	390	14,079
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	845	15,861
Xperi Corp. (Semiconductors & Semiconductor Equipment)	455	9,751
Yelp, Inc.* (Interactive Media & Services)	585	21,307
Yext, Inc.* (Software)	650	10,134
YRC Worldwide, Inc.* (Road & Rail)	455	2,839
ZAGG, Inc.* (Household Durables)	325	3,647
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,040	506
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,625	3,640
ZixCorp.* (Software)	780	5,554
Zogenix, Inc.* (Pharmaceuticals)	260	11,375
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	1,430	1,144
TOTAL COMMON STOCKS (Cost $8,115,791)		13,096,447
Contingent Right (NM)
A. Schulman, Inc.*^+(a) (Chemicals)	536	1,072
TOTAL CONTINGENT RIGHT (Cost $1,072)		1,072

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (41.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.35%-2.46%, dated 1/31/19, due 2/1/19, total to be received $20,347,365	$20,346,000	$20,346,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,346,000)		20,346,000
TOTAL INVESTMENT SECURITIES (Cost $28,462,863) - 67.5%		33,443,519
Net other assets (liabilities) - 32.5%		16,112,350

NET ASSETS - 100.0%		$49,555,869

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.
^	The Advisor has deemed these securities to be illiquid. As of January 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.
(a)

No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made my A. Schulman, Inc.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2019, the aggregate amount held in a segregated account was $3,924,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	81	3/18/19	$6,071,760	$144,789

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

iShares Russell 2000 ETF	Goldman Sachs International	2/27/19	2.46%	$17,679,521	$308,988
Russell 2000 Index	Goldman Sachs International	2/27/19	2.66%	23,031,378	395,329
				$40,710,899	$704,317

iShares Russell 2000 ETF	UBS AG	2/27/19	2.21%	$20,260,729	$204,989
Russell 2000 Index	UBS AG	2/27/19	2.41%	19,012,064	227,457
				$39,272,793	$432,446

				$79,983,692	$1,136,763

(1)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)              Reflects the floating financing rate, as of January 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2019 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$164,681	0.3%
Air Freight & Logistics	49,492	0.1%
Airlines	62,945	0.1%
Auto Components	143,196	0.3%
Automobiles	7,436	NM
Banks	1,075,304	2.2%
Beverages	6,378	NM
Biotechnology	887,375	1.9%
Building Products	169,999	0.3%
Capital Markets	149,809	0.3%
Chemicals	251,782	0.5%
Commercial Services & Supplies	338,473	0.7%
Communications Equipment	250,697	0.5%
Construction & Engineering	148,392	0.3%
Construction Materials	12,895	NM
Consumer Finance	89,584	0.2%
Containers & Packaging	12,890	NM
Distributors	10,873	NM
Diversified Consumer Services	115,771	0.2%
Diversified Financial Services	32,074	0.1%
Diversified Telecommunication Services	76,081	0.2%
Electric Utilities	173,891	0.4%
Electrical Equipment	102,789	0.2%
Electronic Equipment, Instruments & Components	332,978	0.7%
Energy Equipment & Services	188,706	0.4%
Entertainment	68,889	0.1%
Equity Real Estate Investment Trusts	967,279	2.1%
Food & Staples Retailing	54,294	0.1%
Food Products	97,700	0.2%
Gas Utilities	155,605	0.3%
Health Care Equipment & Supplies	474,972	1.0%
Health Care Providers & Services	259,480	0.5%
Health Care Technology	162,681	0.3%
Hotels, Restaurants & Leisure	326,234	0.7%
Household Durables	204,761	0.4%
Household Products	11,577	NM
Independent Power and Renewable Electricity Producers	58,137	0.1%
Industrial Conglomerates	12,022	NM
Insurance	300,833	0.6%
Interactive Media & Services	87,392	0.2%
Internet & Direct Marketing Retail	117,657	0.2%
IT Services	306,701	0.6%
Leisure Products	34,085	0.1%
Life Sciences Tools & Services	90,489	0.2%
Machinery	447,514	0.9%
Marine	21,874	NM
Media	231,273	0.5%
Metals & Mining	175,451	0.4%
Mortgage Real Estate Investment Trusts	191,587	0.4%
Multiline Retail	44,684	0.1%
Multi-Utilities	70,444	0.1%
Oil, Gas & Consumable Fuels	345,679	0.7%
Paper & Forest Products	57,205	0.1%
Personal Products	15,386	NM
Pharmaceuticals	270,543	0.5%
Professional Services	179,129	0.4%
Real Estate Management & Development	49,486	0.1%
Road & Rail	76,007	0.2%
Semiconductors & Semiconductor Equipment	415,178	0.8%
Software	753,801	1.5%
Specialty Retail	357,466	0.7%
Technology Hardware, Storage & Peripherals	54,065	0.1%
Textiles, Apparel & Luxury Goods	113,900	0.2%
Thrifts & Mortgage Finance	310,461	0.6%
Tobacco	24,054	NM
Trading Companies & Distributors	172,671	0.3%
Water Utilities	36,920	0.1%
Wireless Telecommunication Services	37,462	0.1%
Other **	36,458,350	73.6%
Total	$49,555,869	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)  Not applicable - only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	April 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	March 26, 2019

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	April 4, 2019

* Print the name and title of each signing officer under his or her signature.